UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-08918                                                                              .

                                                                   HC Capital Trust                                                         .

(Exact name of Registrant as specified in charter)

          Five Tower Bridge, 300 Barr Harbor Drive, 5th Floor, West Conshohocken, PA 19428                .

(Address of principal executive offices)        (Zip code)

                                     Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219                .

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 242-9596                                 .

Date of fiscal year end:  June 30

Date of reporting period:    December 31, 2019

Item 1. Reports to Stockholders.

Semiannual Report (Unaudited)

The Value Equity Portfolio

The Institutional Value Equity Portfolio

The Growth Equity Portfolio

The Institutional Growth Equity Portfolio

The Small Capitalization–Mid Capitalization Equity Portfolio

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio

The Real Estate Securities Portfolio

The Commodity Returns Strategy Portfolio

The ESG Growth Portfolio

The Catholic SRI Growth Portfolio

The International Equity Portfolio

The Institutional International Equity Portfolio

The Emerging Markets Portfolio

The Core Fixed Income Portfolio

The Fixed Income Opportunity Portfolio

The U.S. Government Fixed Income Securities Portfolio

The Inflation Protected Securities Portfolio

The U.S. Corporate Fixed Income Securities Portfolio

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

The Short-Term Municipal Bond Portfolio

The Intermediate Term Municipal Bond Portfolio

The Intermediate Term Municipal Bond II Portfolio

December 31, 2019

December 31, 2019

We are pleased to present the December 31, 2019 Semiannual Report for the HC Capital Trust (the “Trust”).

The Trust is an open-end management investment company. As of December 31, 2019, the Trust consisted of twenty-two separate investment portfolios (the “Portfolios”). Day-to-day portfolio management services are provided to each of the Trust’s Portfolios by one or more independent money management organizations (“Specialist Managers”). Each Specialist Manager is subject to the supervision of HC Capital Solutions, an operating division of Hirtle Callaghan & Co., LLC, which serves as the Trust’s primary investment adviser and to the general oversight of the Trust’s Board of Trustees.

The Value Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of large companies with relatively low price-earnings ratios and high dividend yields.

The Institutional Value Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of large companies with relatively low price-earnings ratios and high dividend yields.

The Growth Equity Portfolio, seeks capital appreciation by investing in a diversified portfolio of equity securities of large and mid-capitalization companies with superior prospects for earnings growth.

The Institutional Growth Equity Portfolio, seeks capital appreciation by investing in a diversified portfolio of equity securities of large and mid-capitalization companies with superior prospects for earnings growth.

The Small Capitalization–Mid Capitalization Equity Portfolio, seeks long-term capital appreciation by investing in a diversified portfolio of equity securities of small and mid-capitalization companies.

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio, seeks long-term capital appreciation by investing in a diversified portfolio of equity securities of small and mid-capitalization companies.

The Real Estate Securities Portfolio, seeks to provide a total return consisting of both capital appreciation and current income by managing securities issued by real-estate related companies.

The Commodity Returns Strategy Portfolio, presented as Consolidated, seeks capital appreciation by investing in a diversified portfolio of commodity-related instruments.

The ESG Growth Portfolio, seeks to maximize total return subject to emphasizing environmental, social and governance (“ESG”) focused investments.

The Catholic SRI Growth Portfolio, seeks to maximize total return integrating a range of social and moral concerns into its security selection process.

The International Equity Portfolio, seeks to maximize total return by investing in a diversified portfolio of equity securities of companies based in countries other than the United States of America.

The Institutional International Equity Portfolio, seeks to maximize total return by investing in a diversified portfolio of equity securities of companies based in countries other than the United States of America.

The Emerging Markets Portfolio, seeks total return, primarily through capital appreciation, by investing in a diversified portfolio of securities issued by companies domiciled, or doing a substantial portion of their business, in countries with a developing or emerging economy or securities market.

The Core Fixed Income Portfolio, seeks current income, consistent with the preservation of capital, by investing in a diversified portfolio of debt securities, including U.S. and non-U.S. government securities, corporate debt securities, and asset-backed issues.

The Fixed Income Opportunity Portfolio, seeks to achieve above-average total return by investing in high yield securities (commonly referred to as “junk bonds”).

The U.S. Government Fixed Income Securities Portfolio, seeks to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of U.S. Treasury and government related fixed income securities.

The Inflation Protected Securities Portfolio, seeks to provide inflation protection and income consistent with investment in inflation-indexed securities.

The U.S. Corporate Fixed Income Securities Portfolio, seeks to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities issued by U.S. corporations.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, seeks to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of publicly issued mortgage and asset backed securities.

The Short-Term Municipal Bond Portfolio, seeks a high level of current income exempt from Federal income tax, consistent with preservation of capital, by investing primarily in securities issued by municipalities and related securities.

The Intermediate Term Municipal Bond Portfolio, seeks a high level of current income, consistent with the preservation of capital, exempt from Federal income tax by investing in securities issued by municipalities and related entities.

The Intermediate Term Municipal Bond II Portfolio, seeks a high level of current income, consistent with the preservation of capital, exempt from Federal income tax by investing in securities issued by municipalities and related entities.

HC CAPITAL TRUST	Semiannual Report (Unaudited)

December 31, 2019

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks — 97.91%

	Aerospace & Defense — 2.04%

717	General Dynamics Corp.	$126

3,065	HEICO Corp.	350

1,168	Hexcel Corp.	86

445	Huntington Ingalls Industries, Inc.	112

1,084	L3Harris Technologies, Inc.	214

5,411	Lockheed Martin Corp.	2,107

3,299	Raytheon Co.	725

19,597	Spirit Aerosystems Holdings, Inc., Class – A	1,428

200	Teledyne Technologies, Inc. (a)	69

3,694	Textron, Inc.	165

3,007	The Boeing Co.	980

5,010	TransDigm Group, Inc.	2,806

21,311	United Technologies Corp.	3,191

		12,359

	Air Freight & Logistics — 0.35%

305	Expeditors International of Washington, Inc.	24

16,845	United Parcel Service, Inc., Class – B	1,972

1,886	XPO Logistics, Inc. (a)	150

		2,146

	Airlines — 0.38%

2,103	Alaska Air Group, Inc.	142

13,166	American Airlines Group, Inc.	378

868	Copa Holdings SA, Class – A	94

20,199	Delta Air Lines, Inc.	1,181

6,703	Southwest Airlines Co.	362

1,612	United Airlines Holdings, Inc. (a)	142

		2,299

	Auto Components — 0.37%

585	Gentex Corp.	17

12,566	Lear Corp.	1,724

9,332	Magna International, Inc.	512

		2,253

	Automobiles — 0.35%

30,260	General Motors Co.	1,107

2,426	Tesla, Inc. (a)	1,015

		2,122

	Banks — 6.05%

3,332	Associated Banc-Corp.	73

257,805	Bank of America Corp.	9,080

2,798	Bank OZK	85

1,998	BankUnited, Inc.	73

666	BOK Financial Corp.	58

47,685	Citigroup, Inc.	3,810

1,826	Citizens Financial Group, Inc.	74

2,863	Comerica, Inc.	205

568	Commerce Bancshares, Inc.	39

1,552	Cullen/Frost Bankers, Inc.	152

182	Fifth Third Bancorp	6

7,338	First Horizon National Corp.	122

2,026	First Republic Bank	238

21,453	Huntington Bancshares, Inc.	324

66,542	JPMorgan Chase & Co.	9,276

11,647	Pinnacle Financial Partners, Inc.	745

Shares	Security Description	Value (000)

	Banks (continued)

8,315	PNC Financial Services Group, Inc.	$1,327

72,977	Regions Financial Corp.	1,252

493	Signature Bank	67

4,790	Sterling Bancorp	101

710	SVB Financial Group (a)	178

1,926	Texas Capital Bancshares, Inc. (a)	109

44,091	Truist Financial Corp.	2,483

4,006	U.S. Bancorp	238

1,880	Webster Financial Corp.	100

82,752	Wells Fargo & Co.	4,452

32,863	Western Alliance Bancorp	1,873

2,420	Zions Bancorp	126

		36,666

	Beverages — 1.62%

7,189	Brown-Forman Corp., Class – B	486

656	Constellation Brands, Inc., Class – A	124

1,703	Keurig Dr Pepper, Inc.	49

4,530	Monster Beverage Corp. (a)	288

28,839	PepsiCo, Inc.	3,941

88,657	The Coca-Cola Co.	4,908

		9,796

	Biotechnology — 2.37%

28,903	AbbVie, Inc.	2,559

8,886	Agios Pharmaceuticals, Inc. (a)	424

5,792	Alexion Pharmaceuticals, Inc. (a)	626

2,182	Alnylam Pharmaceuticals, Inc. (a)	251

16,160	Amgen, Inc.	3,897

2,901	Biogen, Inc. (a)	861

1,176	Neurocrine Biosciences, Inc. (a)	126

1,322	Sarepta Therapeutics, Inc. (a)	171

8,247	Seattle Genetics, Inc. (a)	942

17,938	United Therapeutics Corp. (a)	1,580

13,207	Vertex Pharmaceuticals, Inc. (a)	2,892

		14,329

	Building Products — 0.31%

18,210	A.O. Smith Corp.	868

1,938	Allegion PLC	241

2,712	Johnson Controls International PLC	110

733	Lennox International, Inc.	179

6,549	Masco Corp.	314

2,346	Owens Corning, Inc.	153

		1,865

	Capital Markets — 1.77%

2,506	Ameriprise Financial, Inc.	417

2,792	Bank of New York Mellon Corp.	141

5,895	BGC Partners, Inc., Class – A	35

4,869	BlackRock, Inc., Class – A	2,448

2,282	CBOE Global Markets, Inc.	274

1,695	CME Group, Inc.	340

1,544	E*Trade Financial Corp.	70

12,428	Goldman Sachs Group, Inc.	2,857

427	Interactive Brokers Group, Inc., Class – A	20

1,491	Intercontinental Exchange, Inc.	138

1,976	Legg Mason, Inc.	71

18,759	Morgan Stanley	959

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Capital Markets (continued)

629	Nasdaq, Inc.	$67

593	S&P Global, Inc.	162

7,695	State Street Corp.	609

7,780	T. Rowe Price Group, Inc.	948

162	TD Ameritrade Holding Corp.	8

24,739	The Charles Schwab Corp.	1,177

		10,741

	Chemicals — 1.73%

10,230	Air Products & Chemicals, Inc.	2,405

2,617	Albemarle Corp.	191

1,467	Ashland Global Holdings, Inc.	112

4,710	Axalta Coating Systems Ltd. (a)	143

1,640	Celanese Corp., Series A	202

48,414	CF Industries Holdings, Inc.	2,311

9,311	Corteva, Inc.	275

9,429	Dow, Inc.	516

9,317	DuPont de Nemours, Inc.	598

2,375	Huntsman Corp.	57

974	International Flavors & Fragrances, Inc.	126

651	Linde PLC	139

11,130	LyondellBasell Industries N.V., Class – A	1,051

249	NewMarket Corp.	121

10,412	PPG Industries, Inc.	1,390

17,174	The Chemours Co.	311

1,538	The Scotts Miracle-Gro Co.	163

216	The Sherwin-Williams Co.	126

3,879	Valvoline, Inc.	83

1,540	W.R. Grace & Co.	108

		10,428

	Commercial Services & Supplies — 0.95%

19,018	ADT, Inc.^	151

12,305	Clean Harbors, Inc. (a)	1,055

32,475	Copart, Inc. (a)	2,954

3,003	IAA, Inc. (a)	141

3,003	KAR Auction Services, Inc.	65

1,322	Republic Services, Inc., Class – A	118

2,747	Stericycle, Inc. (a)	175

9,860	Waste Management, Inc.	1,124

		5,783

	Communications Equipment — 0.74%

90,637	Cisco Systems, Inc.	4,347

774	Motorola Solutions, Inc.	125

		4,472

	Construction & Engineering — 0.08%

3,578	AECOM (a)	155

841	Arcosa, Inc.	37

717	Jacobs Engineering Group, Inc.	64

2,295	Quanta Services, Inc.	93

924	Valmont Industries, Inc.	139

		488

	Construction Materials — 0.18%

6,799	Eagle Materials, Inc., Class – A	616

1,704	Martin Marietta Materials, Inc.	477

		1,093

Shares	Security Description	Value (000)

	Consumer Finance — 1.24%

22,738	American Express Co.	$2,831

37,105	Capital One Financial Corp.	3,818

6	Credit Acceptance Corp. (a)	3

14,450	OneMain Holdings, Inc.	609

8,889	SLM Corp.	79

4,013	Synchrony Financial	145

		7,485

	Containers & Packaging — 0.50%

17,549	Amcor PLC	190

262	AptarGroup, Inc.	30

27	Avery Dennison Corp.	4

22,939	Ball Corp.	1,484

10,608	International Paper Co.	488

2,050	Packaging Corporation of America	230

3,363	Sealed Air Corp.	134

2,320	Silgan Holdings	72

2,452	Sonoco Products Co.	151

5,240	WestRock Co.	225

		3,008

	Distributors — 0.11%

4,284	Genuine Parts Co.	455

6,460	LKQ Corp. (a)	231

		686

	Diversified Consumer Services — 0.45%

12,786	Bright Horizons Family Solutions, Inc. (a)	1,922

1,046	Graham Holdings Co.	668

4,910	H&R Block, Inc.	115

		2,705

	Diversified Financial Services — 1.17%

29,533	Berkshire Hathaway, Inc., Class – B (a)	6,690

17,093	Jefferies Financial Group, Inc.	365

973	Voya Financial, Inc.	59

		7,114

	Diversified Telecommunication Services — 1.35%

117,437	AT&T, Inc.	4,589

43,613	CenturyLink, Inc.	576

48,924	Verizon Communications, Inc.	3,004

		8,169

	Electric Utilities — 1.85%

1,604	Alliant Energy Corp.	88

31,281	American Electric Power, Inc.	2,956

7,685	Duke Energy Corp.	701

1,914	Edison International	144

2,737	Evergy, Inc.	178

9,746	Eversource Energy	829

9,276	Exelon Corp.	423

2,818	FirstEnergy Corp.	137

8,870	NextEra Energy, Inc.	2,148

2,414	OGE Energy Corp.	107

32,518	PPL Corp.	1,167

32,159	The Southern Co.	2,049

4,017	Xcel Energy, Inc.	255

		11,182

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Electrical Equipment — 0.57%

3,350	AMETEK, Inc.	$334

12,355	Eaton Corp. PLC	1,170

16,658	Emerson Electric Co.	1,271

11,151	nVent Electric PLC	285

3,984	Regal-Beloit Corp.	341

		3,401

	Electronic Equipment, Instruments & Components — 0.15%

769	Arrow Electronics, Inc. (a)	65

23,513	Corning, Inc.	685

512	Dolby Laboratories, Inc., Class – A	35

1,050	Keysight Technologies, Inc. (a)	108

		893

	Energy Equipment & Services — 0.36%

50,229	Halliburton Co.	1,230

7,964	National Oilwell Varco, Inc.	199

101,923	Transocean Ltd. (a)	701

		2,130

	Entertainment — 1.57%

2,063	Activision Blizzard, Inc.	123

2,887	Cinemark Holdings, Inc.	98

6,384	Electronic Arts, Inc. (a)	686

2,749	Liberty Media Corp. – Liberty Formula One, Class – C (a)	126

7,509	Netflix, Inc. (a)	2,430

41,888	The Walt Disney Co.	6,058

		9,521

	Equity Real Estate Investment Trusts — 3.30%

992	Alexandria Real Estate Equities, Inc.	160

17,692	American Campus Communities, Inc.	832

1,289	American Homes 4 Rent, Class – A	34

5,297	American Tower Corp.	1,217

2,612	Apartment Investment & Management Co.	135

6,634	AvalonBay Communities, Inc.	1,391

857	Boston Properties, Inc.	118

6,970	Camden Property Trust	740

1,428	Columbia Property Trust, Inc.	30

3,180	Cousins Properties, Inc.	131

2,473	Crown Castle International Corp.	352

2,592	CubeSmart	82

1,028	CyrusOne, Inc.	67

968	Digital Realty Trust, Inc.	116

1,889	Douglas Emmett, Inc.	83

3,821	Duke Realty Corp.	132

8,154	Empire State Realty Trust, Inc., Class – A	114

9,767	EPR Properties	690

291	Equinix, Inc.	170

2,122	Equity Lifestyle Properties, Inc.	149

1,516	Equity Residential	123

3,943	Essex Property Trust, Inc.	1,186

1,604	Extra Space Storage, Inc.	169

6,458	Federal Realty Investment Trust	831

4,176	Gaming & Leisure Properties, Inc.	180

26,253	Healthcare Trust of America, Inc., Class – A	795

Shares	Security Description	Value (000)

	Equity Real Estate Investment Trusts (continued)

3,337	Healthpeak Properties, Inc.	$115

5,735	Iron Mountain, Inc.	183

1,138	JBG SMITH Properties	45

1,552	Kilroy Realty Corp.	130

5,335	Kimco Realty Corp.	110

846	Lamar Advertising Co., Class – A	76

2,212	Liberty Property Trust	133

661	Life Storage, Inc.	72

6,040	Medical Properties Trust, Inc.	128

1,065	Mid-America Apartment Communities, Inc.	140

2,155	National Retail Properties, Inc.	116

2,890	OMEGA Healthcare Investors, Inc.	122

2,375	Outfront Media, Inc.	64

9,049	Prologis, Inc.	807

539	Public Storage	115

19,572	Realty Income Corp.	1,441

8,675	Regency Centers Corp.	547

2,503	Retail Properties of America, Inc., Class – A	34

1,037	Simon Property Group, Inc.	154

1,445	SL Green Realty Corp.	133

3,191	Store Capital Corp.	119

1,367	Sun Communities, Inc.	205

21,341	UDR, Inc.	997

1,972	Ventas, Inc.	114

20,258	Welltower, Inc.	1,657

69,480	Weyerhaeuser Co.	2,097

1,573	WP Carey, Inc.	126

		20,007

	Food & Staples Retailing — 1.41%

3,254	Casey’s General Stores, Inc.	517

1,922	Costco Wholesale Corp.	565

9,412	Sysco Corp.	805

9,040	The Kroger Co.	262

1,201	US Foods Holding Corp. (a)	50

4,928	Walgreens Boots Alliance, Inc.	291

50,961	Wal-Mart Stores, Inc.	6,057

		8,547

	Food Products — 0.95%

13,782	Archer-Daniels-Midland Co.	639

3,445	Campbell Soup Co.	170

16,807	ConAgra Foods, Inc.	575

5,689	Flowers Foods, Inc.	124

12,760	General Mills, Inc.	683

1,964	Hershey Co.	289

2,450	Hormel Foods Corp.	111

10,293	Kellogg Co.	712

3,010	Lamb Weston Holding, Inc.	259

6,262	Mondelez International, Inc., Class – A	345

6,350	The Hain Celestial Group, Inc. (a)	165

13,887	The Kraft Heinz Co.	446

13,185	TreeHouse Foods, Inc. (a)	639

6,256	Tyson Foods, Inc., Class – A	570

		5,727

	Gas Utilities — 0.01%

808	Atmos Energy Corp.	90

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Health Care Equipment & Supplies — 2.54%

48,674	Abbott Laboratories	$4,227

999	Abiomed, Inc. (a)	170

1,636	Align Technology, Inc. (a)	457

2,461	Baxter International, Inc.	206

464	Becton, Dickinson & Co.	126

2,630	Boston Scientific Corp. (a)	119

3,475	Danaher Corp.	533

4,703	Dentsply Sirona, Inc.	266

773	Dexcom, Inc. (a)	169

750	Edwards Lifesciences Corp. (a)	175

25	Hill-Rom Holdings, Inc.	3

699	ICU Medical, Inc. (a)	131

1,653	IDEXX Laboratories, Inc. (a)	432

1,458	Integra LifeSciences Holdings Corp. (a)	85

1,465	Intuitive Surgical, Inc. (a)	866

49,251	Medtronic PLC	5,589

5,537	Penumbra, Inc. (a)	910

597	STERIS PLC	91

524	Stryker Corp.	110

212	Teleflex, Inc.	80

59	The Cooper Cos., Inc.	19

4,237	Zimmer Biomet Holdings, Inc.	634

		15,398

	Health Care Providers & Services — 2.70%

4,074	Acadia Healthcare Company, Inc. (a)	135

3,127	AmerisourceBergen Corp.	266

4,252	Anthem, Inc.	1,284

22,100	Centene Corp. (a)	1,389

15,806	Cigna Corp.	3,232

25,589	CVS Health Corp.	1,901

2,015	Encompass Health Corp.	140

5,553	HCA Holdings, Inc.	821

2,789	Humana, Inc.	1,022

2,131	Laboratory Corporation of America Holdings (a)	361

4,072	McKesson Corp.	563

4,799	MEDNAX, Inc. (a)	133

992	Molina Heathcare, Inc. (a)	135

2,883	Quest Diagnostics, Inc.	308

9,931	UnitedHealth Group, Inc.	2,920

9,579	Universal Health Services, Inc., Class – B	1,374

1,034	WellCare Health Plans, Inc. (a)	341

		16,325

	Health Care Technology — 0.43%

1,939	Cerner Corp.	142

17,515	Veeva Systems, Inc. (a)	2,464

		2,606

	Hotels, Restaurants & Leisure — 1.90%

5,040	Aramark	219

7,110	Caesars Entertainment Corp. (a)	97

21,292	Carnival Corp., Class – A	1,082

2,249	Darden Restaurants, Inc.	245

3,167	Extended Stay America, Inc.	47

148	Hilton Worldwide Holdings, Inc.	16

Shares	Security Description	Value (000)

	Hotels, Restaurants & Leisure (continued)

2,020	International Game Technology PLC	$30

11,407	Las Vegas Sands Corp.	788

25,567	McDonald’s Corp.	5,053

7,762	Royal Caribbean Cruises Ltd.	1,036

1,562	Six Flags Entertainment Corp.	70

30,827	Starbucks Corp.	2,710

2,948	Wyndham Destinations, Inc.	152

		11,545

	Household Durables — 0.23%

3,443	D.R. Horton, Inc.	182

3,121	Garmin Ltd.	304

6,069	Leggett & Platt, Inc.	309

5,364	Lennar Corp., Class – A	299

83	Lennar Corp., Class – B	4

4,132	PulteGroup, Inc.	160

3,071	Toll Brothers, Inc.	121

		1,379

	Household Products — 1.93%

2,171	Church & Dwight Co., Inc.	153

18,737	Kimberly-Clark Corp.	2,577

428	Spectrum Brands Holdings, Inc.	28

1,218	The Clorox Co.	187

70,122	The Procter & Gamble Co.	8,758

		11,703

	Independent Power and Renewable Electricity Producers — 0.03%

1,358	NRG Energy, Inc., Class – C	54

5,030	Vistra Energy Corp.	116

		170

	Industrial Conglomerates — 1.17%

12,155	3M Co.	2,144

187,644	General Electric Co.	2,094

16,050	Honeywell International, Inc.	2,841

41	Roper Industries, Inc.	15

		7,094

	Insurance — 2.56%

23,599	Aflac, Inc.	1,248

151	Alleghany Corp. (a)	121

28,459	Allstate Corp.	3,200

16,390	American International Group, Inc.	841

3,483	Arthur J. Gallagher & Co.	332

1,195	Assurant, Inc.	157

2,155	AXIS Capital Holdings Ltd.	128

3,112	Brighthouse Financial, Inc. (a)	122

1,344	Brown & Brown, Inc.	53

14,513	Chubb Ltd.	2,260

4,986	Cincinnati Financial Corp.	524

522	Erie Indemnity Co., Class – A	87

3,189	Everest Re Group Ltd.	883

57,279	FNF Group	2,598

7,691	Hartford Financial Services Group, Inc.	467

52	Markel Corp. (a)	59

27,848	MetLife, Inc.	1,419

5,177	Old Republic International Corp.	116

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Insurance (continued)

9,015	Principal Financial Group, Inc.	$496

728	Reinsurance Group of America	119

2,164	W.R. Berkley Corp.	150

122	White Mountains Insurance Group Ltd.	136

		15,516

	Interactive Media & Services — 5.00%

9,357	Alphabet, Inc., Class – A (a)	12,532

4,588	Alphabet, Inc., Class – C (a)	6,134

55,740	Facebook, Inc., Class – A (a)	11,440

3,559	Zillow Group, Inc., Class – C (a)	164

		30,270

	Internet & Direct Marketing Retail — 3.06%

9,726	Amazon.com, Inc. (a)	17,972

15,824	eBay, Inc.	571

		18,543

	IT Services — 4.80%

2,831	Accenture PLC, Class – A	596

2,108	Akamai Technologies, Inc. (a)	182

4,072	Cognizant Technology Solutions Corp.	253

11,864	EPAM Systems, Inc. (a)	2,517

642	Fidelity National Information Services, Inc.	89

24,374	GoDaddy, Inc., Class – A (a)	1,655

16,668	International Business Machines Corp.	2,234

1,829	Leidos Holdings, Inc.	179

26,753	MasterCard, Inc., Class – A	7,987

22,424	Okta, Inc. (a)	2,587

6,910	Paychex, Inc.	588

41,866	PayPal Holdings, Inc. (a)	4,529

5,412	VeriSign, Inc. (a)	1,043

23,246	Visa, Inc., Class – A	4,368

10,501	Western Union Co.	281

43	WEX, Inc. (a)	9

		29,097

	Leisure Products — 0.04%

1,780	Brunswick Corp.	107

1,201	Hasbro, Inc.	127

		234

	Life Sciences Tools & Services — 0.87%

4,371	Agilent Technologies, Inc.	373

398	Bio-Rad Laboratories, Inc., Class – A (a)	147

1,294	Bruker Biosciences Corp.	66

438	Charles River Laboratories International, Inc. (a)	67

3,034	Illumina, Inc. (a)	1,006

337	IQVIA Holdings, Inc. (a)	52

2,796	Mettler-Toledo International, Inc. (a)	2,219

485	PerkinElmer, Inc.	47

881	Qiagen N.V. (a)	30

3,444	Thermo Fisher Scientific, Inc.	1,119

745	Waters Corp. (a)	174

		5,300

	Machinery — 1.85%

11,677	AGCO Corp.	902

Shares	Security Description	Value (000)

	Machinery (continued)

12,196	Caterpillar, Inc.	$1,800

5,236	Colfax Corp. (a)	190

5,428	Cummins, Inc.	971

53	Donaldson Cos., Inc.	3

4,752	Dover Corp.	548

3,214	Fortive Corp.	246

11,084	Gates Industrial Corp. PLC (a)	153

28	IDEX Corp.	5

7,831	Ingersoll-Rand PLC	1,040

1,442	ITT, Inc.	107

1,244	Nordson, Inc.	203

17,062	Oshkosh Corp.	1,615

3,523	Pentair PLC	162

1,272	Terex Corp.	38

6,496	The Middleby Corp. (a)	711

2,490	The Timken Co.	140

2,314	Trinity Industries, Inc.	51

12,886	WABCO Holdings, Inc. (a)	1,746

33,989	Welbilt, Inc. (a)	531

485	Xylem, Inc.	38

		11,200

	Media — 1.46%

2,420	Charter Communications, Inc., Class – A (a)	1,174

146,958	Comcast Corp., Class – A	6,609

2,118	Dish Network Corp. (a)	75

3,435	Fox Corp., Class – B	125

4,946	Liberty Media Corp. – Liberty SiriusXM, Class – C (a)	238

4,394	Omnicom Group, Inc.	356

411	Sirius XM Holdings, Inc.	3

12,282	The Interpublic Group of Cos., Inc.	284

		8,864

	Metals & Mining — 0.31%

7,957	Alcoa Corp. (a)	171

18,550	Newmont Corp.	806

9,396	Nucor Corp.	529

1,400	Royal Gold, Inc.	171

3,293	Southern Copper Corp.	140

1,912	Steel Dynamics, Inc.	65

		1,882

	Mortgage Real Estate Investment Trusts — 0.08%

5,675	Chimera Investment Corp.	117

8,563	New Residential Investment Corp.	138

4,793	Starwood Property Trust, Inc.	119

8,761	Two Harbors Investment Corp.	128

		502

	Multiline Retail — 0.55%

952	Dollar General Corp.	148

4,191	Dollar Tree, Inc. (a)	395

6,898	Kohl’s Corp.	351

3,820	Nordstrom, Inc.	156

17,745	Target Corp.	2,276

		3,326

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Multi-Utilities — 1.21%

2,674	Ameren Corp.	$205

1,937	CMS Energy Corp.	122

1,350	Consolidated Edison, Inc.	122

24,990	Dominion Energy, Inc.	2,070

1,043	DTE Energy Co.	135

93,331	NiSource, Inc.	2,599

5,865	Public Service Enterprise Group, Inc.	346

951	Sempra Energy	144

17,371	WEC Energy Group, Inc.	1,602

		7,345

	Oil, Gas & Consumable Fuels — 3.41%

7,760	Apache Corp.	199

8,606	Cabot Oil & Gas Corp.	150

34,844	Chevron Corp.	4,200

2,549	Cimarex Energy Co.	134

4,406	Concho Resources, Inc.	386

23,394	ConocoPhillips	1,521

562	Continental Resources, Inc.	19

20,302	EOG Resources, Inc.	1,701

29,974	EQT Corp.	327

57,301	Exxon Mobil Corp.	3,999

16,993	Hess Corp.	1,135

2,849	HollyFrontier Corp.	144

70,023	Kinder Morgan, Inc.	1,482

9,878	Marathon Oil Corp.	134

21,331	Marathon Petroleum Corp.	1,285

5,127	Murphy Oil Corp.	137

9,751	Noble Energy, Inc.	242

6,401	ONEOK, Inc.	484

3,630	PBF Energy, Inc., Class – A	114

9,353	Phillips 66	1,042

908	Pioneer Natural Resources Co.	137

16,585	Valero Energy Corp.	1,554

10,783	WPX Energy, Inc. (a)	148

		20,674

	Personal Products — 0.06%

1,700	The Estee Lauder Cos., Inc., Class – A	351

	Pharmaceuticals — 4.36%

6,764	Allergan PLC	1,293

38,835	Bristol-Myers Squibb Co.	2,493

19,272	Eli Lilly & Co.	2,533

44,819	Johnson & Johnson	6,538

79,685	Merck & Co., Inc.	7,246

160,945	Pfizer, Inc.	6,306

		26,409

	Professional Services — 0.86%

4,444	CoStar Group, Inc. (a)	2,659

1,081	Equifax, Inc.	151

950	IHS Markit Ltd. (a)	72

825	Robert Half International, Inc.	52

15,150	Versik Analytics, Inc., Class – A	2,263

		5,197

Shares	Security Description	Value (000)

	Real Estate Management & Development — 0.02%

1,691	CBRE Group, Inc., Class – A (a)	$104

368	Newmark Group, Inc., Class – A	5

		109

	Road & Rail — 0.85%

1,606	CSX Corp.	116

1,140	Hunt (JB) Transportation Services, Inc.	133

6,693	Lyft, Inc., Class – A (a)	288

5,345	Norfolk Southern Corp.	1,038

975	Old Dominion Freight Line, Inc.	185

1,140	Schneider National, Inc.	25

18,473	Union Pacific Corp.	3,340

		5,125

	Semiconductors & Semiconductor Equipment — 3.73%

21,151	Applied Materials, Inc.	1,291

4,182	Broadcom, Inc.	1,322

137,670	Intel Corp.	8,240

3,302	KLA Corp.	588

1,129	Lam Research Corp.	330

6,026	Marvell Technology Group Ltd.	160

5,918	Maxim Integrated Products, Inc.	364

2,651	Micron Technology, Inc. (a)	143

12,565	NVIDIA Corp.	2,957

24,621	Qualcomm, Inc.	2,172

3,842	Skyworks Solutions, Inc.	464

23,905	Texas Instruments, Inc.	3,067

6,964	Universal Display Corp.	1,435

115	Xilinx, Inc.	11

		22,544

	Software — 7.96%

16,180	Adobe, Inc. (a)	5,336

14,588	Autodesk, Inc. (a)	2,676

29,183	Manhattan Associates, Inc. (a)	2,327

144,589	Microsoft Corp.	22,801

70,156	Oracle Corp.	3,717

11,384	PAYCOM Software, Inc. (a)	3,014

15,646	Proofpoint, Inc. (a)	1,796

18,193	RingCentral, Inc., Class – A (a)	3,069

1,918	Salesforce.com, Inc. (a)	312

11,142	ServiceNow, Inc. (a)	3,146

668	Synopsys, Inc. (a)	93

		48,287

	Specialty Retail — 2.12%

707	Advance Auto Parts, Inc.	113

2,829	AutoNation, Inc. (a)	138

22	AutoZone, Inc. (a)	26

7,757	Best Buy Co., Inc.	681

631	Burlington Stores, Inc. (a)	144

1,830	CarMax, Inc. (a)	160

2,192	Dick’s Sporting Goods, Inc.	108

45,768	Floor & Decor Holdings, Inc., Class – A (a)	2,326

2,750	Foot Locker, Inc.	107

6,486	Gap, Inc.	115

6,496	Lowe’s Cos., Inc.	778

1,901	O’Reilly Automotive, Inc. (a)	833

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Specialty Retail (continued)

2,520	Ross Stores, Inc.	$293

21,834	The Home Depot, Inc.	4,769

25,042	The TJX Cos., Inc.	1,529

2,493	Tiffany & Co.	333

5,030	Urban Outfitters, Inc. (a)	140

3,016	Williams-Sonoma, Inc.	221

		12,814

	Technology Hardware, Storage & Peripherals — 5.45%

100,447	Apple, Inc.	29,495

899	Dell Technologies, Inc. (a)	46

147,510	HP, Inc.	3,031

285	NetApp, Inc.	18

6,333	Western Digital Corp.	402

		32,992

	Textiles, Apparel & Luxury Goods — 0.62%

5,393	Capri Holdings Ltd. (a)	206

1,259	Carter’s, Inc.	138

7,423	Hanesbrands, Inc.	110

1,304	Kontoor Brands, Inc.	55

9,569	NIKE, Inc., Class – B	968

1,918	PVH Corp.	202

1,115	Ralph Lauren Corp.	131

11,112	Tapestry, Inc.	300

38,285	Under Armour, Inc., Class – C (a)	734

9,131	V.F. Corp.	910

		3,754

	Thrifts & Mortgage Finance — 0.02%

9,764	New York Community Bancorp, Inc.	117

	Tobacco — 0.65%

36,600	Altria Group, Inc.	1,827

24,784	Philip Morris International, Inc.	2,109

		3,936

	Trading Companies & Distributors — 0.30%

20,048	Fastenal Co.	740

4,912	HD Supply Holdings, Inc. (a)	198

441	MSC Industrial Direct Co., Inc., Class – A	35

Shares	Security Description	Value (000)

	Trading Companies & Distributors (continued)

2,157	United Rentals, Inc. (a)	$359

916	W.W. Grainger, Inc.	310

1,130	Watsco, Inc.	204

		1,846

	Transportation Infrastructure — 0.04%

5,918	Macquarie Infrastructure Corp.	254

	Water Utilities — 0.02%

1,178	American Water Works Co., Inc.	145

	Wireless Telecommunication Services — 0.44%

33,735	T-Mobile USA, Inc. (a)	2,645

	Total Common Stocks	593,003

	Investment Companies — 1.80%

267	Dreyfus Treasury Securities Cash Management, Institutional Shares, 1.44% (b)	—

150,616	Federated Treasury Obligations Fund, Institutional Shares, 2.29%^^ (b)	151

10,731,819	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.49% (b)	10,732

	Total Investment Companies	10,883

	Total Investments (cost $402,022) — 99.71%	603,886
	Other assets in excess of liabilities — 0.29%	1,781

	Net Assets — 100.00%	$605,667

Amounts designated as “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of December 31, 2019. The total value of securities on loan as of December 31, 2019, was $149 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2019.

(a)	Represents non-income producing security.

(b)	The rate disclosed is the rate in effect on December 31, 2019.

As of December 31, 2019, 100% of the Portfolio’s net assets were managed by Parametric Portfolio Associates, LLC.

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2019.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini S&P 500 Future	31	3/20/20	$5,008	$73
E-Mini S&P Midcap 400 Future	12	3/20/20	2,478	27

			$7,486	$100

	Total Unrealized Appreciation			$100
	Total Unrealized Depreciation			—

	Total Net Unrealized Appreciation/(Depreciation)			$100

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Amounts designated as “—” are $0 or have been rounded to $0

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks — 97.61%

	Aerospace & Defense — 2.19%

1,138	AAR Corp.	$51

22,524	Arconic, Inc.	694

5,663	BWX Technologies, Inc.	351

3,127	Curtiss-Wright Corp.	440

16,264	General Dynamics Corp.	2,868

1,442	HEICO Corp.	165

1,890	HEICO Corp., Class – A	169

3,822	Hexcel Corp.	280

1,422	Huntington Ingalls Industries, Inc.	357

10,760	L3Harris Technologies, Inc.	2,129

9,469	Lockheed Martin Corp.	3,687

809	Moog, Inc., Class – A	69

6,357	Northrop Grumman Corp.	2,187

13,437	Raytheon Co.	2,953

2,891	Spirit Aerosystems Holdings, Inc., Class – A	211

2,548	Teledyne Technologies, Inc. (a)	883

13,084	Textron, Inc.	584

16,012	The Boeing Co.	5,216

2,185	TransDigm Group, Inc.	1,223

2,055	Triumph Group, Inc.	52

45,115	United Technologies Corp.	6,756

		31,325

	Air Freight & Logistics — 0.47%

946	Atlas Air Worldwide Holdings, Inc. (a)	26

7,434	C.H. Robinson Worldwide, Inc.	581

8,181	Expeditors International of Washington, Inc.	638

13,320	FedEx Corp.	2,014

1,396	Hub Group, Inc., Class – A (a)	72

26,399	United Parcel Service, Inc., Class – B	3,091

3,904	XPO Logistics, Inc. (a)	311

		6,733

	Airlines — 0.39%

4,986	Alaska Air Group, Inc.	338

403	Allegiant Travel Co.	70

28,472	American Airlines Group, Inc.	817

1,803	Copa Holdings SA, Class – A	195

29,856	Delta Air Lines, Inc.	1,745

1,306	Hawaiian Holdings, Inc.	38

19,819	JetBlue Airways Corp. (a)	371

1,297	SkyWest, Inc.	84

19,214	Southwest Airlines Co.	1,037

11,518	United Airlines Holdings, Inc. (a)	1,015

		5,710

	Auto Components — 0.25%

3,103	Adient PLC (a)	66

4,677	American Axle & Manufacturing Holdings, Inc. (a)	50

13,673	Aptiv PLC	1,299

12,482	BorgWarner, Inc.	542

2,374	Cooper Tire & Rubber Co.	68

5,449	Dana, Inc.	99

698	Dorman Products, Inc. (a)	53

19,866	Gentex Corp.	576

14,431	Goodyear Tire & Rubber Co.	224

Shares	Security Description	Value (000)

	Auto Components (continued)

292	LCI Industries	$31

4,054	Lear Corp.	556

897	Visteon Corp. (a)	78

		3,642

	Automobiles — 0.60%

304,042	Ford Motor Co.	2,828

98,415	General Motors Co.	3,601

11,278	Harley-Davidson, Inc.	419

3,566	Tesla, Inc. (a)	1,492

4,302	Thor Industries, Inc.	320

		8,660

	Banks — 6.45%

7,839	Associated Banc-Corp.	173

456,287	Bank of America Corp.	16,071

1,993	Bank of Hawaii Corp.	189

6,780	Bank OZK	207

4,903	BankUnited, Inc.	179

1,878	BOK Financial Corp.	164

7,498	CIT Group, Inc.	342

129,694	Citigroup, Inc.	10,361

26,343	Citizens Financial Group, Inc.	1,070

7,965	Comerica, Inc.	571

5,925	Commerce Bancshares, Inc.	402

3,407	Cullen/Frost Bankers, Inc.	333

7,952	East West Bancorp, Inc.	387

42,673	Fifth Third Bancorp	1,311

365	First Citizens BancShares, Inc., Class – A	195

6,962	First Hawaiian, Inc.	201

20,776	First Horizon National Corp.	344

9,306	First Republic Bank	1,093

19,703	FNB Corp.	250

57,377	Huntington Bancshares, Inc.	865

174,662	JPMorgan Chase & Co.	24,350

58,482	KeyCorp	1,183

7,424	M&T Bank Corp.	1,261

6,700	PacWest Bancorp	256

24,121	People’s United Financial, Inc.	407

4,746	Pinnacle Financial Partners, Inc.	304

25,823	PNC Financial Services Group, Inc.	4,122

5,426	Popular, Inc.	319

4,653	Prosperity Bancshares, Inc.	334

55,364	Regions Financial Corp.	950

2,270	Signature Bank	310

13,470	Sterling Bancorp	284

2,740	SVB Financial Group (a)	688

7,955	Synovus Financial Corp.	312

8,471	TCF Financial Corp.	397

2,735	Texas Capital Bancshares, Inc. (a)	155

74,565	Truist Financial Corp.	4,199

84,305	U.S. Bancorp	4,999

12,770	Umpqua Holdings Corp.	226

616	United Bankshares, Inc.	24

2,995	Valley National Bancorp	34

5,535	Webster Financial Corp.	295

213,796	Wells Fargo & Co.	11,503

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Banks (continued)

5,554	Western Alliance Bancorp	$317

3,179	Wintrust Financial Corp.	225

9,652	Zions Bancorp	501

		92,663

	Beverages — 1.62%

1,186	Brown-Forman Corp., Class – A	74

9,584	Brown-Forman Corp., Class – B	648

1,107	Coca-Cola European Partners PLC	56

9,272	Constellation Brands, Inc., Class – A	1,759

14,076	Keurig Dr Pepper, Inc.	407

9,949	Molson Coors Beverage Co., Class – B	536

11,699	Monster Beverage Corp. (a)	744

65,825	PepsiCo, Inc.	8,997

307	The Boston Beer Co., Inc., Class – A (a)	116

180,591	The Coca-Cola Co.	9,996

		23,333

	Biotechnology — 1.63%

44,691	AbbVie, Inc.	3,958

2,953	Agios Pharmaceuticals, Inc. (a)	141

6,893	Alexion Pharmaceuticals, Inc. (a)	746

9,545	Alkermes PLC (a)	195

3,211	Alnylam Pharmaceuticals, Inc. (a)	369

16,472	Amgen, Inc.	3,971

8,874	Biogen, Inc. (a)	2,633

4,415	BioMarin Pharmaceutical, Inc. (a)	373

2,915	Bluebird Bio, Inc. (a)	256

3,690	Exact Sciences Corp. (a)	341

13,759	Exelixis, Inc. (a)	243

79,877	Gilead Sciences, Inc.	5,191

5,375	Incyte Corp. (a)	469

3,170	Ionis Pharmaceuticals, Inc. (a)	191

4,434	Moderna, Inc. (a)	87

3,278	Myriad Genetics, Inc. (a)	89

2,240	Neurocrine Biosciences, Inc. (a)	241

3,998	Regeneron Pharmaceuticals, Inc. (a)	1,501

1,248	Sage Therapeutics, Inc. (a)	90

1,745	Sarepta Therapeutics, Inc. (a)	225

2,984	Seattle Genetics, Inc. (a)	341

3,512	United Therapeutics Corp. (a)	309

6,490	Vertex Pharmaceuticals, Inc. (a)	1,421

		23,381

	Building Products — 0.38%

9,015	A.O. Smith Corp.	429

3,106	Allegion PLC	387

2,432	Armstrong World Industries, Inc.	229

6,696	Fortune Brands Home & Security, Inc.	438

1,124	Griffon Corp.	23

46,953	Johnson Controls International PLC	1,912

1,496	Lennox International, Inc.	364

20,557	Masco Corp.	987

541	Masonite International Corp. (a)	39

7,194	Owens Corning, Inc.	468

5,778	Resideo Technologies, Inc. (a)	69

2,347	Universal Forest Products, Inc.	112

		5,457

Shares	Security Description	Value (000)

	Capital Markets — 2.84%

3,300	Affiliated Managers Group, Inc.	$280

7,134	Ameriprise Financial, Inc.	1,188

1,106	Artisan Partners Asset Management, Inc., Class – A	36

46,294	Bank of New York Mellon Corp.	2,330

12,203	BGC Partners, Inc., Class – A	72

7,000	BlackRock, Inc., Class – A	3,520

5,259	CBOE Global Markets, Inc.	632

21,236	CME Group, Inc.	4,263

406	Cohen & Steers, Inc.	25

11,966	E*Trade Financial Corp.	543

6,229	Eaton Vance Corp.	291

2,668	Evercore, Inc., Class – A	199

1,431	FactSet Research Systems, Inc.	384

2,572	Federated Investors, Inc., Class – B	84

23,793	Franklin Resources, Inc.	618

20,117	Goldman Sachs Group, Inc.	4,626

3,808	Interactive Brokers Group, Inc., Class – A	178

28,075	Intercontinental Exchange, Inc.	2,598

26,002	Invesco Ltd.	468

10,179	Janus Henderson Group PLC	249

4,536	Lazard Ltd., Class – A	181

6,875	Legg Mason, Inc.	247

4,917	LPL Financial Holdings, Inc.	454

1,283	MarketAxess Holdings, Inc.	486

4,964	Moody’s Corp.	1,178

65,706	Morgan Stanley	3,359

1,119	Morningstar, Inc.	169

3,221	MSCI, Inc. Common	831

7,350	Nasdaq, Inc.	787

10,959	Northern Trust Corp.	1,164

6,119	Raymond James Financial, Inc.	547

7,818	S&P Global, Inc.	2,135

7,978	SEI Investments Co.	523

20,564	State Street Corp.	1,626

625	Stifel Financial Corp.	38

13,463	T. Rowe Price Group, Inc.	1,640

7,908	TD Ameritrade Holding Corp.	393

43,834	The Charles Schwab Corp.	2,084

1,512	Virtu Financial, Inc., Class – A	24

6,029	Waddell & Reed Financial, Inc., Class – A	101

		40,551

	Chemicals — 2.21%

12,100	Air Products & Chemicals, Inc.	2,845

5,764	Albemarle Corp.	421

3,387	Ashland Global Holdings, Inc.	259

12,616	Axalta Coating Systems Ltd. (a)	383

2,510	Cabot Corp.	119

8,047	Celanese Corp., Series A	990

12,075	CF Industries Holdings, Inc.	577

41,357	Corteva, Inc.	1,222

41,380	Dow, Inc.	2,264

41,970	DuPont de Nemours, Inc.	2,695

7,751	Eastman Chemical Co.	614

8,618	Ecolab, Inc.	1,663

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Chemicals (continued)

10,023	Element Solutions, Inc. (a)	$118

8,004	FMC Corp.	799

15,003	Huntsman Corp.	362

1,285	Innophos Holdings, Inc.	41

426	Innospec, Inc.	44

6,762	International Flavors & Fragrances, Inc.	872

31,884	Linde PLC	6,789

27,839	LyondellBasell Industries N.V., Class – A	2,630

483	NewMarket Corp.	235

8,999	Olin Corp.	155

1,596	PolyOne Corp.	59

13,170	PPG Industries, Inc.	1,758

7,837	RPM International, Inc.	601

838	Sensient Technologies Corp.	55

9,330	The Chemours Co.	169

28,913	The Mosaic Co.	626

2,526	The Scotts Miracle-Gro Co.	269

2,462	The Sherwin-Williams Co.	1,436

664	Trinseo SA	25

10,554	Valvoline, Inc.	226

2,042	W.R. Grace & Co.	143

2,479	Westlake Chemical Corp.	174

		31,638

	Commercial Services & Supplies — 0.49%

1,845	ABM Industries, Inc.	70

3,137	ACCO Brands Corp.	29

4,065	ADT, Inc.	32

1,004	Advanced Disposal Services, Inc. (a)	33

541	Brady Corp., Class – A	31

3,407	Cintas Corp.	918

3,316	Clean Harbors, Inc. (a)	284

9,659	Copart, Inc. (a)	879

3,098	Covanta Holding Corp.	46

1,838	Deluxe Corp.	92

1,648	Healthcare Services Group, Inc.	40

1,793	Herman Miller, Inc.	75

1,505	HNI Corp.	56

3,836	IAA, Inc. (a)	180

6,565	KAR Auction Services, Inc.	143

15,665	Pitney Bowes, Inc.	63

12,747	Republic Services, Inc., Class – A	1,142

5,135	Rollins, Inc.	170

5,023	Steelcase, Inc., Class – A	103

6,861	Stericycle, Inc. (a)	437

274	Tetra Tech, Inc.	24

263	The Brink’s Co.	24

808	Waste Connections, Inc.	73

17,827	Waste Management, Inc.	2,032

		6,976

	Communications Equipment — 0.69%

1,464	Arista Networks, Inc. (a)	298

8,541	Ciena Corp. (a)	364

107,589	Cisco Systems, Inc.	5,159

9,594	Commscope Holding, Inc. (a)	136

Shares	Security Description	Value (000)

	Communications Equipment (continued)

2,353	EchoStar Corp., Class – A (a)	$102

1,780	F5 Networks, Inc. (a)	249

24,299	Juniper Networks, Inc.	598

12,662	Motorola Solutions, Inc.	2,041

1,706	NetScout Systems, Inc. (a)	41

2,416	Palo Alto Networks, Inc. (a)	559

465	Ubiquiti, Inc.	88

3,360	ViaSat, Inc. (a)	246

		9,881

	Construction & Engineering — 0.17%

11,573	AECOM (a)	500

1,372	Arcosa, Inc.	61

255	EMCOR Group, Inc.	22

13,084	Fluor Corp.	247

9,744	Jacobs Engineering Group, Inc.	875

337	MasTec, Inc. (a)	22

9,450	Quanta Services, Inc.	385

3,371	Tutor Perini Corp. (a)	43

1,417	Valmont Industries, Inc.	212

		2,367

	Construction Materials — 0.12%

1,978	Eagle Materials, Inc., Class – A	180

3,019	Martin Marietta Materials, Inc.	844

4,392	Vulcan Materials Co.	632

		1,656

	Consumer Finance — 0.82%

32,907	Ally Financial, Inc.	1,005

28,579	American Express Co.	3,560

33,079	Capital One Financial Corp.	3,406

298	Credit Acceptance Corp. (a)	132

17,432	Discover Financial Services	1,478

309	FirstCash, Inc.	25

17,184	Navient Corp.	234

360	Nelnet, Inc., Class – A	21

2,954	OneMain Holdings, Inc.	125

1,609	PRA Group, Inc. (a)	58

9,916	Santander Consumer USA Holdings, Inc.	231

23,718	SLM Corp.	211

33,654	Synchrony Financial	1,211

684	World Acceptance Corp. (a)	59

		11,756

	Containers & Packaging — 0.44%

3,890	AptarGroup, Inc.	449

891	Ardagh Group SA	17

3,738	Avery Dennison Corp.	490

10,476	Ball Corp.	678

6,049	Berry Global Group, Inc. (a)	287

7,484	Crown Holdings, Inc. (a)	543

22,125	Graphic Packaging Holding Co.	368

599	Greif, Inc., Class – A	26

21,761	International Paper Co.	1,003

7,176	O-I Glass, Inc.	85

5,451	Packaging Corporation of America	610

10,578	Sealed Air Corp.	422

6,764	Silgan Holdings	211

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Containers & Packaging (continued)

8,658	Sonoco Products Co.	$534

15,488	WestRock Co.	664

		6,387

	Distributors — 0.14%

1,789	Core-Mark Holding Co., Inc.	49

8,856	Genuine Parts Co.	940

17,043	LKQ Corp. (a)	609

1,788	Pool Corp.	380

		1,978

	Diversified Consumer Services — 0.16%

1,813	Adtalem Global Education, Inc. (a)	63

2,240	Bright Horizons Family Solutions, Inc. (a)	338

4,728	Frontdoor, Inc. (a)	224

389	Graham Holdings Co.	249

2,697	Grand Canyon Education, Inc. (a)	258

16,113	H&R Block, Inc.	378

6,496	Houghton Mifflin Harcourt Co. (a)	41

2,648	Regis Corp. (a)	47

8,483	Service Corporation International	390

8,243	ServiceMaster Global Holdings, Inc. (a)	319

		2,307

	Diversified Financial Services — 1.85%

24,265	AXA Equitable Holdings, Inc.	601

109,303	Berkshire Hathaway, Inc., Class – B (a)	24,757

1,465	Cannae Holdings, Inc. (a)	54

17,245	Jefferies Financial Group, Inc.	369

11,492	Voya Financial, Inc.	701

		26,482

	Diversified Telecommunication Services — 2.72%

478,671	AT&T, Inc.	18,706

86,109	CenturyLink, Inc.	1,138

306,829	Verizon Communications, Inc.	18,839

6,867	Zayo Group Holdings, Inc. (a)	238

		38,921

	Electric Utilities — 2.43%

13,750	Alliant Energy Corp.	753

29,340	American Electric Power, Inc.	2,773

4,236	Avangrid, Inc.	216

40,626	Duke Energy Corp.	3,705

20,655	Edison International	1,558

13,670	Entergy Corp.	1,638

14,341	Evergy, Inc.	934

19,325	Eversource Energy	1,644

63,688	Exelon Corp.	2,904

31,610	FirstEnergy Corp.	1,536

8,355	Hawaiian Electric Industries, Inc.	391

2,795	IDACORP, Inc.	298

28,862	NextEra Energy, Inc.	6,991

11,410	OGE Energy Corp.	507

28,224	PG&E Corp. (a)	306

6,161	Pinnacle West Capital Corp.	554

567	Portland General Electric Co.	32

46,694	PPL Corp.	1,675

Shares	Security Description	Value (000)

	Electric Utilities (continued)

70,619	The Southern Co.	$4,498

30,866	Xcel Energy, Inc.	1,960

		34,873

	Electrical Equipment — 0.59%

2,472	Acuity Brands, Inc.	341

7,857	AMETEK, Inc.	783

24,418	Eaton Corp. PLC	2,313

37,765	Emerson Electric Co.	2,880

406	Encore Wire Corp.	23

1,298	Generac Holdings, Inc. (a)	131

2,967	GrafTech International Ltd.	34

2,816	Hubbell, Inc.	417

8,554	nVent Electric PLC	218

2,036	Regal-Beloit Corp.	174

4,045	Rockwell Automation, Inc.	820

6,740	Sensata Technologies Holding PLC (a)	364

		8,498

	Electronic Equipment, Instruments & Components — 0.68%

7,193	Amphenol Corp., Class – A	777

1,369	Anixter International, Inc. (a)	126

6,562	Arrow Electronics, Inc. (a)	557

10,105	Avnet, Inc.	430

1,590	Benchmark Electronics, Inc.	55

5,773	CDW Corporation of Delaware	825

5,220	Cognex Corp.	293

1,333	Coherent, Inc. (a)	222

63,640	Corning, Inc.	1,851

4,096	Dolby Laboratories, Inc., Class – A	282

3,869	Flex Ltd. (a)	49

8,576	FLIR Systems, Inc.	446

1,769	Insight Enterprises, Inc. (a)	124

1,972	IPG Photonics Corp. (a)	286

10,325	Jabil, Inc.	427

5,696	Keysight Technologies, Inc. (a)	584

1,333	Littelfuse, Inc.	255

1,060	Methode Electronics, Inc.	42

6,996	National Instruments Corp.	296

577	PC Connection, Inc.	29

968	Plexus Corp. (a)	74

3,288	Sanmina Corp. (a)	113

718	ScanSource, Inc. (a)	27

3,089	SYNNEX Corp.	398

1,534	Tech Data Corp. (a)	220

12,943	Trimble, Inc. (a)	539

3,541	Vishay Intertechnology, Inc.	75

1,607	Zebra Technologies Corp., Class – A (a)	411

		9,813

	Energy Equipment & Services — 0.51%

3,220	Apergy Corp. (a)	109

4,132	Archrock, Inc. Com	41

41,641	Baker Hughes, Inc.	1,067

2,143	Dril-Quip, Inc. (a)	101

47,996	Halliburton Co.	1,175

5,750	Helix Energy Solutions Group, Inc. (a)	55

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Energy Equipment & Services (continued)

6,593	Helmerich & Payne, Inc.	$299

11,724	Nabors Industries Ltd.	34

32,926	National Oilwell Varco, Inc.	825

7,168	Oceaneering International, Inc. (a)	107

2,747	Oil States International, Inc. (a)	45

14,600	Patterson-UTI Energy, Inc.	153

77,514	Schlumberger Ltd.	3,116

40,987	Transocean Ltd. (a)	282

2,504	Valaris PLC	16

		7,425

	Entertainment — 1.89%

40,611	Activision Blizzard, Inc.	2,413

4,466	AMC Entertainment Holdings, Inc., Class – A	32

8,816	Cinemark Holdings, Inc.	299

8,460	Electronic Arts, Inc. (a)	909

1,319	Liberty Media Corp. – Liberty Formula One, Class – A (a)	57

12,046	Liberty Media Corp. – Liberty Formula One, Class – C (a)	554

2,570	Lions Gate Entertainment Corp., Class – A (a)	27

5,804	Lions Gate Entertainment Corp., Class – B (a)	58

4,088	Live Nation Entertainment, Inc. (a)	292

10,504	Netflix, Inc. (a)	3,399

2,914	Spotify Technology SA (a)	436

4,587	Take-Two Interactive Software, Inc. (a)	562

1,141	The Madison Square Garden Co., Class – A (a)	336

119,199	The Walt Disney Co.	17,240

1,239	World Wrestling Entertainment, Inc., Class – A	80

49,570	Zynga, Inc. (a)	304

		26,998

	Equity Real Estate Investment Trusts — 4.29%

1,018	Acadia Realty Trust	26

1,574	Alexander & Baldwin, Inc.	33

7,704	Alexandria Real Estate Equities, Inc.	1,245

9,624	American Campus Communities, Inc.	453

14,503	American Homes 4 Rent, Class – A	380

13,440	American Tower Corp.	3,090

5,100	Americold Realty Trust	179

10,892	Apartment Investment & Management Co.	563

16,429	Apple Hospitality REIT, Inc.	268

8,888	AvalonBay Communities, Inc.	1,864

10,016	Boston Properties, Inc.	1,380

14,234	Brandywine Realty Trust	224

24,805	Brixmor Property Group, Inc.	536

1,828	Brookfield Property REIT, Inc., Class – A	34

6,741	Camden Property Trust	715

41,237	Colony Capital, Inc.	196

9,942	Columbia Property Trust, Inc.	208

4,388	CoreCivic, Inc.	76

1,279	Coresite Realty Corp.	143

8,939	Corporate Office Properties Trust	263

9,612	Cousins Properties, Inc.	395

13,296	Crown Castle International Corp.	1,891

12,656	CubeSmart	398

Shares	Security Description	Value (000)

	Equity Real Estate Investment Trusts (continued)

7,174	CyrusOne, Inc.	$469

12,465	Digital Realty Trust, Inc.	1,492

11,304	Douglas Emmett, Inc.	497

25,651	Duke Realty Corp.	890

467	EastGroup Properties, Inc.	62

6,939	Empire State Realty Trust, Inc., Class – A	97

4,947	EPR Properties	350

2,640	Equinix, Inc.	1,541

8,544	Equity Commonwealth	280

6,125	Equity Lifestyle Properties, Inc.	431

26,586	Equity Residential	2,152

4,114	Essex Property Trust, Inc.	1,238

5,420	Extra Space Storage, Inc.	572

4,968	Federal Realty Investment Trust	639

1,862	First Industrial Realty Trust, Inc.	77

14,091	Gaming & Leisure Properties, Inc.	606

1,918	Healthcare Realty Trust, Inc.	64

15,001	Healthcare Trust of America, Inc., Class – A	455

33,867	Healthpeak Properties, Inc.	1,167

7,316	Highwoods Properties, Inc.	358

40,081	Host Hotels & Resorts, Inc.	744

10,259	Hudson Pacific Property, Inc.	387

34,797	Invitation Homes, Inc.	1,043

17,938	Iron Mountain, Inc.	572

7,579	JBG SMITH Properties	302

7,139	Kilroy Realty Corp.	599

33,142	Kimco Realty Corp.	686

2,786	Kite Realty Group Trust	54

4,313	Lamar Advertising Co., Class – A	385

6,898	Lexington Realty Trust	73

11,713	Liberty Property Trust	703

3,183	Life Storage, Inc.	345

2,675	Mack-Cali Realty Corp.	62

34,424	Medical Properties Trust, Inc.	726

1,009	MGM Growth Properties LLC, Class – A	31

7,215	Mid-America Apartment Communities, Inc.	952

483	National Health Investors, Inc.	39

10,652	National Retail Properties, Inc.	571

951	Office Properties Income Trust	31

15,160	OMEGA Healthcare Investors, Inc.	642

12,688	Outfront Media, Inc.	340

14,591	Paramount Group, Inc.	203

15,442	Parks Hotels & Resorts, Inc.	399

1,692	Physicians Realty Trust	32

3,787	Piedmont Office Realty Trust, Inc., Class – A	84

39,727	Prologis, Inc.	3,542

476	PS Business Parks, Inc.	78

5,795	Public Storage	1,235

9,948	Rayonier, Inc.	326

20,612	Realty Income Corp.	1,517

11,986	Regency Centers Corp.	756

1,583	Retail Opportunity Investments Corp.	28

20,678	Retail Properties of America, Inc., Class – A	277

518	Ryman Hospitality Properties, Inc.	45

4,244	Sabra Health Care REIT, Inc.	91

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Equity Real Estate Investment Trusts (continued)

3,638	SBA Communications Corp.	$877

10,427	Senior Housing Properties Trust	88

15,286	Service Properties Trust	372

11,790	Simon Property Group, Inc.	1,757

13,855	SITE Centers Corp.	194

5,450	SL Green Realty Corp.	501

7,954	Spirit Realty Capital, Inc.	391

1,788	STAG Industrial, Inc.	56

14,067	Store Capital Corp.	523

5,446	Sun Communities, Inc.	817

1,794	Tanger Factory Outlet Centers, Inc.	26

3,763	Taubman Centers, Inc.	117

10,551	The Macerich Co.	284

20,706	UDR, Inc.	967

23,926	Ventas, Inc.	1,382

74,509	VEREIT, Inc.	689

28,407	VICI Properties, Inc.	725

10,596	Vornado Realty Trust	705

17,003	Washington Prime Group, Inc.	62

1,965	Washington Real Estate Investment Trust	57

10,244	Weingarten Realty Investors	320

27,213	Welltower, Inc.	2,225

47,745	Weyerhaeuser Co.	1,441

11,823	WP Carey, Inc.	946

2,742	Xenia Hotels & Resorts, Inc.	59

		61,478

	Food & Staples Retailing — 1.92%

3,522	Casey’s General Stores, Inc.	560

18,830	Costco Wholesale Corp.	5,534

1,367	Grocery Outlet Holding Corp. (a)	45

559	Ingles Markets, Inc., Class – A	27

4,054	Performance Food Group Co. (a)	209

6,404	Sprouts Farmers Market, Inc. (a)	124

19,452	Sysco Corp.	1,664

1,844	The Andersons, Inc.	47

82,907	The Kroger Co.	2,404

3,083	United Natural Foods, Inc. (a)	27

16,552	US Foods Holding Corp. (a)	693

45,038	Walgreens Boots Alliance, Inc.	2,655

113,389	Wal-Mart Stores, Inc.	13,474

562	Weis Markets, Inc.	23

		27,486

	Food Products — 1.54%

48,539	Archer-Daniels-Midland Co.	2,250

2,463	Beyond Meat, Inc. (a)	186

13,783	Bunge Ltd.	793

1,355	Cal-Maine Foods, Inc.	58

10,145	Campbell Soup Co.	501

30,582	ConAgra Foods, Inc.	1,047

1,119	Darling Ingredients, Inc. (a)	31

16,492	Flowers Foods, Inc.	359

1,719	Fresh Del Monte Produce, Inc.	60

42,966	General Mills, Inc.	2,301

6,306	Hershey Co.	927

Shares	Security Description	Value (000)

	Food Products (continued)

18,608	Hormel Foods Corp.	$840

4,625	Ingredion, Inc.	430

198	J&J Snack Foods Corp.	36

14,762	Kellogg Co.	1,021

7,828	Lamb Weston Holding, Inc.	674

527	Lancaster Colony Corp.	84

5,309	McCormick & Company, Inc.	901

84,013	Mondelez International, Inc., Class – A	4,627

2,315	Nomad Foods Ltd. (a)	52

3,084	Pilgrim’s Pride Corp. (a)	101

2,836	Post Holdings, Inc. (a)	310

1,694	Sanderson Farms, Inc.	299

14	Seaboard Corp.	59

4,526	The Hain Celestial Group, Inc. (a)	117

7,810	The J.M. Smucker Co.	813

34,417	The Kraft Heinz Co.	1,106

3,917	TreeHouse Foods, Inc. (a)	191

21,070	Tyson Foods, Inc., Class – A	1,918

		22,092

	Gas Utilities — 0.10%

6,402	Atmos Energy Corp.	717

4,514	National Fuel Gas Co.	210

11,744	UGI Corp.	530

		1,457

	Health Care Equipment & Supplies — 3.09%

73,238	Abbott Laboratories	6,362

1,096	Abiomed, Inc. (a)	187

1,953	Align Technology, Inc. (a)	545

25,262	Baxter International, Inc.	2,113

14,791	Becton, Dickinson & Co.	4,023

34,951	Boston Scientific Corp. (a)	1,580

1,343	Cantel Medical Corp.	95

38,859	Danaher Corp.	5,964

14,744	Dentsply Sirona, Inc.	835

2,237	Dexcom, Inc. (a)	489

6,512	Edwards Lifesciences Corp. (a)	1,519

4,799	Envista Holdings Corp. (a)	142

2,754	Hill-Rom Holdings, Inc.	312

9,737	Hologic, Inc. (a)	509

965	ICU Medical, Inc. (a)	181

2,096	IDEXX Laboratories, Inc. (a)	547

1,472	Insulet Corp. (a)	252

3,966	Integra LifeSciences Holdings Corp. (a)	231

3,121	Intuitive Surgical, Inc. (a)	1,845

1,723	Masimo Corp. (a)	273

75,076	Medtronic PLC	8,517

852	Penumbra, Inc. (a)	140

5,153	ResMed, Inc.	798

4,464	STERIS PLC	681

9,656	Stryker Corp.	2,027

1,704	Teleflex, Inc.	641

3,114	The Cooper Cos., Inc.	1,001

2,492	Varian Medical Systems, Inc. (a)	354

2,808	West Pharmaceutical Services, Inc.	422

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Health Care Equipment & Supplies (continued)

11,973	Zimmer Biomet Holdings, Inc.	$1,792

		44,377

	Health Care Providers & Services — 2.73%

4,801	Acadia Healthcare Company, Inc. (a)	159

4,218	AmerisourceBergen Corp.	359

14,493	Anthem, Inc.	4,378

8,572	Brookdale Senior Living, Inc. (a)	62

22,932	Cardinal Health, Inc.	1,160

12,381	Centene Corp. (a)	779

909	Chemed Corp.	399

17,562	Cigna Corp.	3,591

6,236	Covetrus, Inc. (a)	82

118,213	CVS Health Corp.	8,782

7,986	DaVita, Inc. (a)	600

5,200	Encompass Health Corp.	361

859	Guardant Health, Inc. (a)	67

12,568	HCA Holdings, Inc.	1,858

9,209	Henry Schein, Inc. (a)	614

7,315	Humana, Inc.	2,681

6,163	Laboratory Corporation of America Holdings (a)	1,043

1,168	Magellan Health, Inc. (a)	91

13,751	McKesson Corp.	1,903

5,775	MEDNAX, Inc. (a)	160

2,013	Molina Heathcare, Inc. (a)	273

5,692	Patterson Companies, Inc.	117

3,780	Premier, Inc., Class – A (a)	143

8,900	Quest Diagnostics, Inc.	950

1,724	Select Medical Holdings Corp. (a)	40

8,486	Tenet Healthcare Corp. (a)	323

23,740	UnitedHealth Group, Inc.	6,978

4,710	Universal Health Services, Inc., Class – B	676

1,397	WellCare Health Plans, Inc. (a)	461

		39,090

	Health Care Technology — 0.08%

9,911	Cerner Corp.	728

1,000	Change Healthcare, Inc. (a)	16

3,142	Veeva Systems, Inc. (a)	442

		1,186

	Hotels, Restaurants & Leisure — 2.14%

16,514	Aramark	717

2,713	Bloomin’ Brands, Inc.	60

5,193	Brinker International, Inc.	218

33,567	Caesars Entertainment Corp. (a)	457

21,942	Carnival Corp., Class – A	1,115

1,147	Chipotle Mexican Grill, Inc. (a)	960

1,344	Choice Hotels International, Inc.	139

611	Churchill Downs, Inc.	84

751	Cracker Barrel Old Country Store, Inc.	115

4,487	Darden Restaurants, Inc.	489

1,772	Domino’s Pizza, Inc.	521

3,532	Dunkin’ Brands Group, Inc.	267

13,495	Extended Stay America, Inc.	201

3,949	Hilton Grand Vacations (a)	136

Shares	Security Description	Value (000)

	Hotels, Restaurants & Leisure (continued)

8,863	Hilton Worldwide Holdings, Inc.	$983

1,600	Hyatt Hotels Corp., Class – A	143

6,354	International Game Technology PLC	95

1,405	Jack in the Box, Inc.	110

17,226	Las Vegas Sands Corp.	1,189

7,614	Marriott International, Inc., Class – A	1,153

670	Marriott Vacations Worldwide Corp.	86

50,333	McDonald’s Corp.	9,949

28,276	MGM Resorts International	940

10,520	Norwegian Cruise Line Holdings Ltd. (a)	614

2,247	Planet Fitness, Inc., Class – A (a)	168

9,456	Royal Caribbean Cruises Ltd.	1,262

2,507	SeaWorld Entertainment, Inc. (a)	79

7,138	Six Flags Entertainment Corp.	322

44,984	Starbucks Corp.	3,955

451	Texas Roadhouse, Inc., Class – A	25

3,680	The Cheesecake Factory, Inc.	143

20,509	The Wendy’s Co.	455

1,432	Vail Resorts, Inc.	343

7,650	Wyndham Destinations, Inc.	396

4,803	Wyndham Hotels & Resorts, Inc.	302

3,156	Wynn Resorts Ltd.	438

11,115	Yum China Holdings, Inc.	533

14,187	YUM! Brands, Inc.	1,429

		30,591

	Household Durables — 0.50%

19,910	D.R. Horton, Inc.	1,052

8,208	Garmin Ltd.	801

960	KB Home	33

1,766	La-Z-Boy, Inc.	56

11,550	Leggett & Platt, Inc.	586

12,704	Lennar Corp., Class – A	709

382	Lennar Corp., Class – B	17

2,109	MDC Holdings, Inc.	80

1,307	Meritage Homes Corp. (a)	80

3,511	Mohawk Industries, Inc. (a)	479

24,147	Newell Brands, Inc.	464

147	NVR, Inc. (a)	560

17,743	PulteGroup, Inc.	688

2,031	Roku, Inc. (a)	272

2,375	Taylor Morrison Home Corp., Class – A (a)	52

2,057	Tempur Sealy International, Inc. (a)	179

8,234	Toll Brothers, Inc.	325

4,637	Whirlpool Corp.	684

		7,117

	Household Products — 2.06%

9,620	Church & Dwight Co., Inc.	676

56,360	Colgate-Palmolive Co.	3,880

3,436	Energizer Holdings, Inc.	172

22,998	Kimberly-Clark Corp.	3,164

2,131	Spectrum Brands Holdings, Inc.	137

5,051	The Clorox Co.	775

165,954	The Procter & Gamble Co.	20,729

		29,533

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Independent Power and Renewable Electricity Producers — 0.17%

14,581	NRG Energy, Inc., Class – C	$579

56,250	The AES Corp.	1,120

30,789	Vistra Energy Corp.	708

		2,407

	Industrial Conglomerates — 1.25%

22,497	3M Co.	3,969

1,973	Carlisle Cos., Inc.	319

548,176	General Electric Co.	6,118

31,584	Honeywell International, Inc.	5,590

5,503	Roper Industries, Inc.	1,950

		17,946

	Insurance — 3.40%

52,189	Aflac, Inc.	2,760

910	Alleghany Corp. (a)	728

24,889	Allstate Corp.	2,798

1,399	Ambac Financial Group, Inc. (a)	30

4,798	American Financial Group, Inc.	526

72,750	American International Group, Inc.	3,735

718	American National Insurance Co.	84

8,272	Aon PLC	1,723

19,511	Arch Capital Group Ltd. (a)	835

9,978	Arthur J. Gallagher & Co.	950

5,480	Assurant, Inc.	718

5,767	Assured Guaranty Ltd.	283

6,641	Athene Holding Ltd. (a)	313

4,696	AXIS Capital Holdings Ltd.	279

8,482	Brighthouse Financial, Inc. (a)	333

16,547	Brown & Brown, Inc.	654

30,069	Chubb Ltd.	4,680

10,245	Cincinnati Financial Corp.	1,077

1,996	CNA Financial Corp.	90

3,281	CNO Financial Group, Inc.	59

1,487	Erie Indemnity Co., Class – A	246

1,836	Everest Re Group Ltd.	508

8,697	First American Financial Corp.	507

17,339	FNF Group	786

16,560	Genworth Financial, Inc., Class – A (a)	73

6,352	Globe Life, Inc.	668

21,240	Hartford Financial Services Group, Inc.	1,290

4,063	Kemper Corp.	315

14,069	Lincoln National Corp.	831

20,558	Loews Corp.	1,079

794	Markel Corp. (a)	908

22,359	Marsh & McLennan Cos., Inc.	2,492

4,878	MBIA, Inc. (a)	45

2,464	Mercury General Corp.	120

51,726	MetLife, Inc.	2,637

19,429	Old Republic International Corp.	435

1,524	Primerica, Inc.	199

16,005	Principal Financial Group, Inc.	880

1,754	ProAssurance Corp.	63

22,406	Prudential Financial, Inc.	2,100

3,644	Reinsurance Group of America	594

Shares	Security Description	Value (000)

	Insurance (continued)

1,915	RenaissanceRe Holdings Ltd.	$376

543	RLI Corp.	49

1,128	Stewart Information Services Corp.	46

2,995	The Hanover Insurance Group, Inc.	410

30,409	The Progressive Corp.	2,202

22,408	The Travelers Cos., Inc.	3,070

12,268	Unum Group	358

9,789	W.R. Berkley Corp.	676

318	White Mountains Insurance Group Ltd.	354

8,176	Willis Towers Watson PLC	1,651

		48,623

	Interactive Media & Services — 2.53%

7,509	Alphabet, Inc., Class – A (a)	10,057

7,544	Alphabet, Inc., Class – C (a)	10,086

67,825	Facebook, Inc., Class – A (a)	13,921

2,865	InterActive Corp. (a)	714

1,530	Match Group, Inc. (a)	126

4,627	Snap, Inc., Class – A (a)	76

3,204	TripAdvisor, Inc.	97

18,576	Twitter, Inc. (a)	595

3,230	Zillow Group, Inc., Class – A (a)	148

8,494	Zillow Group, Inc., Class – C (a)	391

		36,211

	Internet & Direct Marketing Retail — 1.63%

10,391	Amazon.com, Inc. (a)	19,200

1,098	Booking Holdings, Inc. (a)	2,254

24,232	eBay, Inc.	875

2,959	Etsy, Inc. (a)	131

4,095	Expedia Group, Inc.	443

2,262	GrubHub, Inc. (a)	110

27,402	Qurate Retail, Inc. (a)	232

1,523	Wayfair, Inc., Class – A (a)	138

		23,383

	IT Services — 4.04%

20,668	Accenture PLC, Class – A	4,352

5,173	Akamai Technologies, Inc. (a)	447

2,465	Alliance Data Systems Corp.	277

9,166	Amdocs Ltd.	662

13,802	Automatic Data Processing, Inc.	2,353

4,447	Black Knight, Inc. (a)	286

9,631	Booz Allen Hamilton Holding Corp.	685

3,704	Broadridge Financial Solutions, Inc.	458

2,418	CACI International, Inc., Class – A (a)	605

29,493	Cognizant Technology Solutions Corp.	1,829

9,096	Conduent, Inc. (a)	56

4,853	CoreLogic, Inc. (a)	212

14,872	DXC Technology Co.	559

1,621	EPAM Systems, Inc. (a)	343

1,556	Euronet Worldwide, Inc. (a)	245

25,360	Fidelity National Information Services, Inc.	3,528

18,995	Fiserv, Inc. (a)	2,197

2,609	FleetCor Technologies, Inc. (a)	751

2,451	Gartner Group, Inc. (a)	378

10,972	Genpact Ltd.	463

9,369	Global Payments, Inc.	1,710

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	IT Services (continued)

4,346	GoDaddy, Inc., Class – A (a)	$295

55,780	International Business Machines Corp.	7,476

3,344	Jack Henry & Associates, Inc.	487

7,642	KBR, Inc.	233

7,936	Leidos Holdings, Inc.	778

812	ManTech International Corp., Class – A	65

28,375	MasterCard, Inc., Class – A	8,472

1,041	MAXIMUS, Inc.	77

954	MongoDB, Inc. (a)	126

2,524	Okta, Inc. (a)	291

11,972	Paychex, Inc.	1,019

29,295	PayPal Holdings, Inc. (a)	3,169

838	Perspecta, Inc.	22

17,211	Sabre Corp.	386

691	Science Applications International Corp.	60

8,723	Square, Inc., Class – A (a)	546

260	Switch, Inc., Class – A	4

731	Sykes Enterprises, Inc. (a)	27

4,616	Teradata Corp. (a)	124

2,849	Twilio, Inc., Class – A (a)	280

4,228	VeriSign, Inc. (a)	815

51,743	Visa, Inc., Class – A	9,722

26,206	Western Union Co.	701

1,328	WEX, Inc. (a)	278

		57,849

	Leisure Products — 0.09%

4,828	Brunswick Corp.	289

4,042	Hasbro, Inc.	428

21,026	Mattel, Inc. (a)	284

2,091	Polaris Inc.	213

845	Sturm, Ruger & Co., Inc.	40

		1,254

	Life Sciences Tools & Services — 0.88%

350	Adaptive Biotechnologies (a)	10

16,381	Agilent Technologies, Inc.	1,398

9,516	Avantor, Inc. (a)	173

1,448	Bio-Rad Laboratories, Inc., Class – A (a)	535

1,167	Bio-Techne Corp.	256

4,208	Bruker Biosciences Corp.	214

1,195	Charles River Laboratories International, Inc. (a)	183

3,723	Illumina, Inc. (a)	1,235

8,563	IQVIA Holdings, Inc. (a)	1,323

907	Mettler-Toledo International, Inc. (a)	719

5,497	PerkinElmer, Inc.	534

1,566	PRA Health Sciences, Inc. (a)	174

12,491	Qiagen N.V. (a)	422

574	Syneos Health, Inc. (a)	34

15,193	Thermo Fisher Scientific, Inc.	4,937

1,849	Waters Corp. (a)	432

		12,579

	Machinery — 1.93%

2,330	Actuant Corp., Class – A	61

5,041	AGCO Corp.	389

5,304	Allison Transmission Holdings, Inc.	256

Shares	Security Description	Value (000)

	Machinery (continued)

738	Astec Industries, Inc.	$31

28,910	Caterpillar, Inc.	4,271

5,875	Colfax Corp. (a)	214

3,579	Crane Co.	310

10,555	Cummins, Inc.	1,889

17,955	Deere & Co.	3,110

5,085	Donaldson Cos., Inc.	293

6,586	Dover Corp.	759

6,310	Flowserve Corp.	314

14,931	Fortive Corp.	1,141

697	Franklin Electric Co., Inc.	40

8,302	Gardner Denver Holdings, Inc. (a)	305

1,724	Gates Industrial Corp. PLC (a)	24

5,552	Graco, Inc.	288

387	Hyster-Yale Materials Handling, Inc.	23

3,575	IDEX Corp.	615

11,730	Illinois Tool Works, Inc.	2,107

7,139	Ingersoll-Rand PLC	949

6,425	ITT, Inc.	475

2,859	Lincoln Electric Holdings, Inc.	276

1,181	Mueller Industries, Inc.	37

2,433	Nordson, Inc.	396

4,525	Oshkosh Corp.	428

19,772	PACCAR, Inc.	1,564

7,520	Parker Hannifin Corp.	1,548

9,755	Pentair PLC	447

3,015	Snap-on, Inc.	511

832	SPX FLOW, Inc. (a)	41

8,898	Stanley Black & Decker, Inc.	1,475

3,726	Terex Corp.	111

2,139	The Greenbrier Cos., Inc.	69

1,373	The Middleby Corp. (a)	150

6,231	The Timken Co.	350

4,996	The Toro Co.	398

8,838	Trinity Industries, Inc.	196

2,240	Wabash National Corp.	33

2,610	WABCO Holdings, Inc. (a)	353

8,570	Wabtec Corp.	666

2,085	Woodward, Inc.	247

5,477	Xylem, Inc.	432

		27,592

	Marine — 0.02%

3,442	Kirby Corp. (a)	308

	Media — 1.59%

9,493	Altice USA, Inc. (a)	260

1,153	AMC Networks, Inc. (a)	46

215	Cable One, Inc.	320

6,350	Charter Communications, Inc., Class – A (a)	3,081

201,322	Comcast Corp., Class – A	9,052

10,246	Discovery, Inc., Class – A (a)	335

19,053	Discovery, Inc., Class – C (a)	580

14,176	Dish Network Corp. (a)	503

18,265	Fox Corp., Class – A	678

8,435	Fox Corp., Class – B	307

8,459	Gannett Co., Inc.	54

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Media (continued)

5,561	GCI Liberty, Inc., Class – A (a)	$394

2,095	John Wiley & Sons, Inc., Class – A	102

1,253	Liberty Broadband, Class – A (a)	156

7,287	Liberty Broadband, Class – C (a)	916

4,668	Liberty Media Corp. – Liberty SiriusXM, Class – A (a)	226

15,604	Liberty Media Corp. – Liberty SiriusXM, Class – C (a)	751

5,880	News Corp., Inc.	85

29,798	News Corp., Inc., Class – A	422

1,859	Nexstar Media Group, Inc., Class – A	218

11,826	Omnicom Group, Inc.	957

1,136	Scholastic Corp.	44

2,767	Sinclair Broadcast Group, Inc., Class – A	92

41,546	Sirius XM Holdings, Inc.	297

9,173	TEGNA, Inc.	153

26,800	The Interpublic Group of Cos., Inc.	620

9,794	The New York Times Co., Class – A	315

257	ViacomCBS, Inc., Class – A	12

42,359	ViacomCBS, Inc., Class – B	1,777

		22,753

	Metals & Mining — 0.47%

15,578	Alcoa Corp. (a)	335

1,496	Allegheny Technologies, Inc. (a)	31

1,753	Carpenter Technology Corp.	87

5,776	Cleveland-Cliffs, Inc.	49

5,453	Commercial Metals Co.	121

1,016	Compass Minerals International, Inc.	62

83,501	Freeport-McMoRan, Inc.	1,095

318	Kaiser Aluminum Corp.	35

584	Materion Corp.	35

47,804	Newmont Corp.	2,078

16,797	Nucor Corp.	946

5,379	Reliance Steel & Aluminum Co.	644

3,465	Royal Gold, Inc.	423

1,286	Schnitzer Steel Industries, Inc., Class – A	28

3,598	Southern Copper Corp.	153

11,577	Steel Dynamics, Inc.	394

666	Ternium SA, ADR	15

8,243	United States Steel Corp.	94

4,033	Warrior Met Coal, Inc.	85

1,016	Worthington Industries, Inc.	43

		6,753

	Mortgage Real Estate Investment Trusts — 0.29%

34,739	AGNC Investment Corp.	615

93,638	Annaly Capital Management, Inc.	880

2,488	Apollo Commercial Real Estate Finance, Inc.	46

2,434	Blackstone Mortgage Trust, Inc.	91

20,063	Chimera Investment Corp.	413

7,441	Invesco Mortgage Capital, Inc.	124

1,479	Ladder Capital Corp.	27

32,478	MFA Financial, Inc.	249

31,351	New Residential Investment Corp.	504

6,849	New York Mortgage Trust, Inc.	43

Shares	Security Description	Value (000)

	Mortgage Real Estate Investment Trusts (continued)

5,149	Pennymac Mortgage Investment Trust	$115

4,282	Redwood Trust, Inc.	71

22,152	Starwood Property Trust, Inc.	550

25,627	Two Harbors Investment Corp.	375

		4,103

	Multiline Retail — 0.87%

2,686	Big Lots, Inc.	77

411	Dillard’s, Inc., Class – A	30

14,361	Dollar General Corp.	2,240

11,163	Dollar Tree, Inc. (a)	1,050

13,077	Kohl’s Corp.	665

36,205	Macy’s, Inc.	616

7,133	Nordstrom, Inc.	292

1,439	Ollie’s Bargain Outlet Holdings, Inc. (a)	94

58,090	Target Corp.	7,449

		12,513

	Multi-Utilities — 1.15%

13,499	Ameren Corp.	1,036

406	Black Hills Corp.	32

27,635	CenterPoint Energy, Inc.	753

16,676	CMS Energy Corp.	1,048

18,595	Consolidated Edison, Inc.	1,682

45,842	Dominion Energy, Inc.	3,797

10,072	DTE Energy Co.	1,308

11,203	MDU Resources Group, Inc.	333

21,062	NiSource, Inc.	587

27,857	Public Service Enterprise Group, Inc.	1,645

16,613	Sempra Energy	2,517

18,386	WEC Energy Group, Inc.	1,696

		16,434

	Oil, Gas & Consumable Fuels — 4.84%

14,071	Antero Midstream Corp.	107

12,204	Antero Resources Corp. (a)	34

22,447	Apache Corp.	574

506	Arch Coal, Inc.	36

15,619	Cabot Oil & Gas Corp.	272

8,045	Centennial Resource Development, Inc., Class – A (a)	37

8,712	Cheniere Energy, Inc. (a)	532

59,718	Chesapeake Energy Corp. (a)	50

120,654	Chevron Corp.	14,539

5,505	Cimarex Energy Co.	289

5,294	CNX Resources Corp. (a)	47

10,948	Concho Resources, Inc.	959

70,212	ConocoPhillips	4,565

5,786	Continental Resources, Inc.	199

548	CVR Energy, Inc.	22

22,402	Devon Energy Corp.	582

7,995	Diamondback Energy, Inc.	743

32,060	EOG Resources, Inc.	2,686

15,656	EQT Corp.	171

10,840	Equitrans Midstream Corp.	145

259,779	Exxon Mobil Corp.	18,125

2,815	Green Plains, Inc.	43

22,107	Hess Corp.	1,477

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Oil, Gas & Consumable Fuels (continued)

15,385	HollyFrontier Corp.	$780

120,979	Kinder Morgan, Inc.	2,561

19,539	Kosmos Energy Ltd.	112

57,484	Marathon Oil Corp.	781

46,242	Marathon Petroleum Corp.	2,786

12,773	Murphy Oil Corp.	342

26,773	Noble Energy, Inc.	665

49,457	Occidental Petroleum Corp.	2,038

20,405	ONEOK, Inc.	1,544

11,186	Parsley Energy, Inc., Class – A	212

9,509	PBF Energy, Inc., Class – A	299

35,512	Phillips 66	3,957

7,048	Pioneer Natural Resources Co.	1,067

15,037	QEP Resources, Inc.	68

9,851	Range Resources Corp.	48

5,939	SM Energy Co.	67

12,898	Targa Resources Corp.	526

66,953	The Williams Cos., Inc.	1,588

35,144	Valero Energy Corp.	3,291

4,208	Whiting Petroleum Corp. (a)	31

2,742	World Fuel Services Corp.	119

23,212	WPX Energy, Inc. (a)	319

		69,435

	Paper & Forest Products — 0.03%

2,032	Boise Cascade Co.	74

6,594	Domtar Corp.	252

854	Schweitzer-Mauduit International, Inc.	36

1,317	Verso Corp. (a)	24

		386

	Personal Products — 0.18%

21,367	Coty, Inc., Class – A	240

1,246	Edgewell Personal Care Co. (a)	39

7,093	Herbalife Nutrition Ltd. (a)	338

5,751	Nu Skin Enterprises, Inc., Class – A	235

7,869	The Estee Lauder Cos., Inc., Class – A	1,626

		2,478

	Pharmaceuticals — 4.23%

19,377	Allergan PLC	3,704

88,404	Bristol-Myers Squibb Co.	5,675

9,464	Catalent, Inc. (a)	532

20,343	Elanco Animal Health, Inc. (a)	599

21,476	Eli Lilly & Co.	2,823

10,384	Horizon Therapeutics PLC (a)	376

1,583	Jazz Pharmaceuticals PLC (a)	236

155,398	Johnson & Johnson	22,666

90,515	Merck & Co., Inc.	8,233

28,275	Mylan N.V. (a)	568

9,177	Nektar Therapeutics (a)	198

7,144	Perrigo Co. PLC	369

322,954	Pfizer, Inc.	12,654

14,504	Zoetis, Inc.	1,920

		60,553

Shares	Security Description	Value (000)

	Professional Services — 0.37%

1,100	CoStar Group, Inc. (a)	$658

4,175	Equifax, Inc.	585

1,566	FTI Consulting, Inc. (a)	173

17,114	IHS Markit Ltd. (a)	1,290

900	Kelly Services, Inc., Class – A	20

4,826	ManpowerGroup, Inc.	469

19,638	Nielsen Holdings PLC	399

4,573	Robert Half International, Inc.	289

5,657	TransUnion	485

1,128	TrueBlue, Inc. (a)	27

6,302	Versik Analytics, Inc., Class – A	940

		5,335

	Real Estate Management & Development — 0.12%

16,240	CBRE Group, Inc., Class – A (a)	996

1,834	Howard Hughes Corp. (a)	232

2,722	Jones Lang LaSalle, Inc.	474

		1,702

	Road & Rail — 1.05%

736	AMERCO, Inc.	276

1,757	ArcBest Corp.	48

5,254	Avis Budget Group, Inc. (a)	169

38,057	CSX Corp.	2,754

5,219	Hertz Global Holdings, Inc. (a)	82

4,606	Hunt (JB) Transportation Services, Inc.	538

5,831	Kansas City Southern	894

8,749	Knight-Swift Transportation Holdings, Inc.	314

1,871	Landstar System, Inc.	213

9,170	Lyft, Inc., Class – A (a)	394

13,790	Norfolk Southern Corp.	2,677

3,575	Old Dominion Freight Line, Inc.	678

3,428	Ryder System, Inc.	187

2,669	Schneider National, Inc.	58

47,128	Uber Technologies, Inc. (a)	1,401

23,538	Union Pacific Corp.	4,256

1,146	Werner Enterprises, Inc.	42

		14,981

	Semiconductors & Semiconductor Equipment — 3.60%

25,778	Advanced Micro Devices, Inc. (a)	1,182

2,616	Amkor Technology, Inc. (a)	34

20,015	Analog Devices, Inc.	2,378

42,351	Applied Materials, Inc.	2,585

10,951	Broadcom, Inc.	3,461

953	Cirrus Logic, Inc. (a)	79

8,638	Cree, Inc. (a)	398

21,968	Cypress Semiconductor Corp.	513

4,497	Entegris, Inc.	225

4,791	First Solar, Inc. (a)	269

243,817	Intel Corp.	14,592

5,710	KLA Corp.	1,017

5,335	Lam Research Corp.	1,560

38,556	Marvell Technology Group Ltd.	1,024

11,817	Maxim Integrated Products, Inc.	727

11,677	Microchip Technology, Inc.	1,223

65,507	Micron Technology, Inc. (a)	3,523

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Semiconductors & Semiconductor Equipment (continued)

3,634	MKS Instruments, Inc.	$399

1,118	Monolithic Power Systems, Inc.	199

16,820	NVIDIA Corp.	3,958

22,401	ON Semiconductor Corp. (a)	546

7,014	Qorvo, Inc. (a)	815

45,674	Qualcomm, Inc.	4,030

197	Silicon Laboratories, Inc. (a)	23

10,660	Skyworks Solutions, Inc.	1,289

1,038	Synaptics, Inc. (a)	68

5,752	Teradyne, Inc.	393

32,269	Texas Instruments, Inc.	4,139

1,056	Universal Display Corp.	218

7,824	Xilinx, Inc.	765

		51,632

	Software — 4.10%

1,890	2U, Inc. (a)	45

12,247	Adobe, Inc. (a)	4,039

1,200	Alteryx, Inc. (a)	120

2,300	Anaplan, Inc. (a)	121

3,074	ANSYS, Inc. (a)	791

2,387	Aspen Technology, Inc. (a)	288

2,910	Atlassian Corp. PLC, Class – A (a)	350

6,951	Autodesk, Inc. (a)	1,275

1,213	Avalara, Inc. (a)	89

10,153	Cadence Design Systems, Inc. (a)	704

4,157	CDK Global, Inc.	228

2,204	Cerence, Inc. (a)	49

2,482	Ceridian HCM Holding, Inc. (a)	168

3,559	Citrix Systems, Inc.	395

1,515	Coupa Software, Inc. (a)	222

3,785	DocuSign, Inc. (a)	281

5,700	Dropbox, Inc. (a)	102

550	Dynatrace, Inc. (a)	14

1,083	Elastic N.V. (a)	70

1,085	Fair Isaac Corp. (a)	406

4,179	FireEye, Inc. (a)	69

3,542	Fortinet, Inc. (a)	378

2,021	Guidewire Software, Inc. (a)	222

987	HubSpot, Inc. (a)	156

8,251	Intuit, Inc.	2,161

3,041	LogMeln, Inc.	261

2,893	Manhattan Associates, Inc. (a)	231

336	Medallia, Inc. (a)	11

202,307	Microsoft Corp.	31,904

1,291	New Relic, Inc. (a)	85

34,016	Nortonlifelock, Inc.	869

17,403	Nuance Communications, Inc. (a)	310

3,925	Nutanix, Inc., Class – A (a)	123

52,037	Oracle Corp.	2,757

384	PagerDuty, Inc. (a)	9

1,217	PAYCOM Software, Inc. (a)	322

926	Paylocity Holding Corp. (a)	112

795	Pegasystems, Inc.	63

723	Pluralsight, Inc., Class – A (a)	12

1,452	Proofpoint, Inc. (a)	167

Shares	Security Description	Value (000)

	Software (continued)

2,573	PTC, Inc. (a)	$193

2,164	RealPage, Inc. (a)	116

1,733	RingCentral, Inc., Class – A (a)	292

20,820	Salesforce.com, Inc. (a)	3,386

4,632	ServiceNow, Inc. (a)	1,308

2,346	Smartsheet, Inc. (a)	105

1,407	SolarWinds Corp. (a)	26

3,703	Splunk, Inc. (a)	555

6,194	SS&C Technologies Holdings, Inc.	380

4,598	Synopsys, Inc. (a)	640

938	The Trade Desk, Inc. (a)	244

1,149	Tyler Technologies, Inc. (a)	345

1,920	VMware, Inc., Class – A (a)	291

3,934	Workday, Inc., Class – A (a)	647

2,671	Zendesk, Inc. (a)	205

1,530	Zscaler, Inc. (a)	71

		58,783

	Specialty Retail — 2.22%

1,405	Aaron’s, Inc.	80

5,011	Abercrombie & Fitch Co.	87

3,667	Advance Auto Parts, Inc.	588

10,775	American Eagle Outfitters, Inc.	158

939	Asbury Automotive Group, Inc. (a)	105

4,826	AutoNation, Inc. (a)	235

1,045	AutoZone, Inc. (a)	1,245

18,874	Bed Bath & Beyond, Inc.	327

18,203	Best Buy Co., Inc.	1,599

1,821	Burlington Stores, Inc. (a)	415

1,551	Caleres, Inc.	37

7,153	CarMax, Inc. (a)	627

1,165	Carvana Co. (a)	107

13,486	Chico’s FAS, Inc.	51

6,142	Designer Brands, Inc., Class – A	97

4,828	Dick’s Sporting Goods, Inc.	239

1,357	Five Below, Inc. (a)	174

1,461	Floor & Decor Holdings, Inc., Class – A (a)	74

11,113	Foot Locker, Inc.	434

6,478	GameStop Corp., Class – A	39

25,394	Gap, Inc.	449

2,060	Genesco, Inc. (a)	99

1,319	Group 1 Automotive, Inc.	132

3,025	Guess?, Inc.	68

14,910	L Brands, Inc.	271

692	Lithia Motors, Inc.	102

27,579	Lowe’s Cos., Inc.	3,301

2,248	Murphy USA, Inc. (a)	263

45,599	Office Depot, Inc.	125

3,087	O’Reilly Automotive, Inc. (a)	1,353

2,422	Penske Automotive Group, Inc.	122

215	Restoration Hardware Co. (a)	46

11,881	Ross Stores, Inc.	1,383

9,813	Sally Beauty Holdings, Inc. (a)	179

1,851	Signet Jewelers Ltd.	40

1,389	Sleep Number Corp. (a)	68

1,838	Sonic Automotive, Inc., Class – A	57

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Specialty Retail (continued)

3,259	The Buckle, Inc.	$88

52,588	The Home Depot, Inc.	11,483

48,068	The TJX Cos., Inc.	2,935

7,053	Tiffany & Co.	942

4,414	Tractor Supply Co.	412

1,641	Ulta Beauty, Inc. (a)	415

7,194	Urban Outfitters, Inc. (a)	200

7,327	Williams-Sonoma, Inc.	538

		31,789

	Technology Hardware, Storage & Peripherals — 3.14%

129,515	Apple, Inc.	38,033

5,003	Dell Technologies, Inc. (a)	257

100,753	Hewlett Packard Enterprise Co.	1,598

95,011	HP, Inc.	1,952

6,136	NCR Corp. (a)	216

6,107	NetApp, Inc.	380

6,428	Pure Storage, Inc., Class – A (a)	110

14,013	Seagate Technology Holdings, Inc.	834

19,081	Western Digital Corp.	1,211

10,295	Xerox Holdings Corp.	379

		44,970

	Textiles, Apparel & Luxury Goods — 0.62%

6,680	Capri Holdings Ltd. (a)	255

3,664	Carter’s, Inc.	400

1,017	Columbia Sportswear Co.	102

1,161	Deckers Outdoor Corp. (a)	196

6,805	Fossil Group, Inc. (a)	54

1,731	G-III Apparel Group Ltd. (a)	58

20,224	Hanesbrands, Inc.	301

2,913	Lululemon Athletica, Inc. (a)	675

38,314	NIKE, Inc., Class – B	3,880

4,087	PVH Corp.	430

3,894	Ralph Lauren Corp.	457

6,517	Skechers USA, Inc., Class – A (a)	282

2,316	Steven Madden Ltd.	100

15,829	Tapestry, Inc.	427

7,304	Under Armour, Inc., Class – A (a)	158

7,589	Under Armour, Inc., Class – C (a)	145

10,251	V.F. Corp.	1,021

		8,941

	Thrifts & Mortgage Finance — 0.06%

2,007	Capitol Federal Financial, Inc.	28

443	Essent Group Ltd.	23

220	LendingTree, Inc. (a)	67

22,461	MGIC Investment Corp.	318

29,987	New York Community Bancorp, Inc.	360

1,205	Radian Group, Inc.	30

2,701	TFS Financial Corp.	54

		880

	Tobacco — 1.01%

87,212	Altria Group, Inc.	4,353

116,779	Philip Morris International, Inc.	9,937

840	Universal Corp.	48

Shares	Security Description	Value (000)

	Tobacco (continued)

5,189	Vector Group Ltd.	$69

		14,407

	Trading Companies & Distributors — 0.30%

6,245	Air Lease Corp.	297

1,830	Aircastle Ltd.	59

1,013	Applied Industrial Technologies, Inc.	68

21,527	Fastenal Co.	794

1,154	GATX Corp.	96

986	GMS, Inc. (a)	27

11,126	HD Supply Holdings, Inc. (a)	447

2,836	MRC Global, Inc. (a)	39

4,398	MSC Industrial Direct Co., Inc., Class – A	345

6,203	NOW, Inc. (a)	70

1,156	Rush Enterprises, Inc., Class – A	54

2,995	United Rentals, Inc. (a)	499

9,573	Univar Solutions, Inc. (a)	232

1,792	W.W. Grainger, Inc.	606

2,691	Watsco, Inc.	485

4,170	WESCO International, Inc. (a)	248

		4,366

	Transportation Infrastructure — 0.02%

6,511	Macquarie Infrastructure Corp.	279

	Water Utilities — 0.13%

10,653	American Water Works Co., Inc.	1,309

13,259	Aqua America, Inc.	622

		1,931

	Wireless Telecommunication Services — 0.10%

43,814	Sprint Nextel Corp. (a)	229

7,614	Telephone & Data Systems, Inc.	193

12,489	T-Mobile USA, Inc. (a)	980

1,556	U.S. Cellular Corp. (a)	56

		1,458

	Total Common Stocks	1,398,832

Principal Amount (000)

	U.S. Treasury Obligation — 0.01%

$194	U.S. Treasury Bill, 1.48%, 3/12/20 (b)(c)	193

	Total U.S. Treasury Obligation	193

Shares

	Exchange-Traded Fund — 0.06%

4,800	iShares Russell 1000 ETF	856

	Total Exchange-Traded Fund	856

	Investment Company — 1.12%

15,983,148	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.49% (d)	15,983

	Total Investment Company	15,983

	Total Investments (cost $1,196,834) — 98.80%	1,415,864
	Other assets in excess of liabilities — 1.20%	17,196

	Net Assets — 100.00%	$1,433,060

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2019 (Unaudited)

(a)	Represents non-income producing security.

(b)	The rate disclosed represents effective yield at purchase.

(c)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.

(d)	The rate disclosed is the rate in effect on December 31, 2019.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

REIT — Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2019.

The Institutional Value Equity Portfolio	Mellon Investments Corporation	Pacific Investment Management Company, LLC	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	83.00%	14.61%	—	—	97.61%

U.S. Treasury Obligation	0.01%	—	—	—	0.01%

Exchange-Traded Fund	0.06%	—	—	—	0.06%

Investment Company	0.09%	—	1.03%	—	1.12%

Other Assets (Liabilities)	0.20%	1.47%	-0.47%	0.00%	1.20%

Total Net Assets	83.36%	16.08%	0.56%	0.00%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

Amounts designated as “0.00%” round to less than 0.005%.

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2019.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini S&P 500 Future	128	3/20/20	$20,679	$223
E-Mini S&P Midcap 400 Future	53	3/20/20	10,943	78

			$31,622	$301

	Total Unrealized Appreciation			$301
	Total Unrealized Depreciation			—

	Total Net Unrealized Appreciation/(Depreciation)			$301

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks — 96.72%

	Aerospace & Defense — 2.23%

40,654	Airbus SE, ADR	$1,494

890	BWX Technologies, Inc.	55

6,271	General Dynamics Corp.	1,106

391	HEICO Corp.	45

728	HEICO Corp., Class – A	65

605	Hexcel Corp.	44

360	Huntington Ingalls Industries, Inc.	90

4,826	L3Harris Technologies, Inc.	955

5,693	Lockheed Martin Corp.	2,217

1,511	Northrop Grumman Corp.	520

6,883	Raytheon Co.	1,512

59,368	Safran SA, ADR	2,298

14,006	The Boeing Co.	4,563

475	TransDigm Group, Inc.	266

18,040	United Technologies Corp.	2,702

		17,932

	Air Freight & Logistics — 0.08%

2,907	C.H. Robinson Worldwide, Inc.	227

4,946	Expeditors International of Washington, Inc.	386

		613

	Airlines — 0.19%

42,843	American Airlines Group, Inc.	1,229

5,393	Southwest Airlines Co.	291

12	Spirit Airlines, Inc. (a)	—

		1,520

	Auto Components — 0.04%

22,154	Goodyear Tire & Rubber Co.	345

	Automobiles — 0.69%

253,378	Ford Motor Co.	2,356

7,663	Tesla, Inc. (a)	3,206

		5,562

	Banks — 3.18%

99,079	Bank of America Corp.	3,490

51,877	Bank OZK	1,583

35,132	CIT Group, Inc.	1,603

7,340	Citigroup, Inc.	586

7,630	Citizens Financial Group, Inc.	310

1,150	Cullen/Frost Bankers, Inc.	112

65,896	Fifth Third Bancorp	2,026

164,580	First Horizon National Corp.	2,725

3,853	First Republic Bank	453

27,297	FNB Corp.	347

52,437	JPMorgan Chase & Co.	7,309

3,574	PacWest Bancorp	137

368	SVB Financial Group (a)	92

88,602	Wells Fargo & Co.	4,767

394	Western Alliance Bancorp	22

		25,562

	Beverages — 1.34%

7,576	Brown-Forman Corp., Class – B	512

20,895	Molson Coors Beverage Co., Class – B	1,126

8,931	Monster Beverage Corp. (a)	568

29,046	PepsiCo, Inc.	3,970

Shares	Security Description	Value (000)

	Beverages (continued)

82,613	The Coca-Cola Co.	$4,572

		10,748

	Biotechnology — 1.28%

16,356	Amgen, Inc.	3,942

2,005	BioMarin Pharmaceutical, Inc. (a)	170

12,856	Exact Sciences Corp. (a)	1,189

10,660	Ionis Pharmaceuticals, Inc. (a)	644

14,463	Neurocrine Biosciences, Inc. (a)	1,555

2,019	Regeneron Pharmaceuticals, Inc. (a)	758

1,014	Seattle Genetics, Inc. (a)	116

8,798	Vertex Pharmaceuticals, Inc. (a)	1,926

		10,300

	Building Products — 0.29%

24,229	A.O. Smith Corp.	1,155

404	Armstrong World Industries, Inc.	38

4,621	Lennox International, Inc.	1,127

		2,320

	Capital Markets — 1.59%

2,554	CBOE Global Markets, Inc.	306

6,242	CME Group, Inc.	1,253

1,203	FactSet Research Systems, Inc.	323

1,764	Federated Investors, Inc., Class – B	57

4,446	Franklin Resources, Inc.	116

2,582	Intercontinental Exchange, Inc.	239

93,679	Invesco Ltd.	1,684

50,482	Legg Mason, Inc.	1,813

5,371	LPL Financial Holdings, Inc.	495

349	MarketAxess Holdings, Inc.	132

1,577	Moody’s Corp.	374

390	Morningstar, Inc.	59

838	MSCI, Inc. Common	216

14,095	S&P Global, Inc.	3,849

2,729	SEI Investments Co.	179

5,465	T. Rowe Price Group, Inc.	666

7,304	TD Ameritrade Holding Corp.	363

8,409	The Charles Schwab Corp.	400

17,301	Virtu Financial, Inc., Class – A	277

		12,801

	Chemicals — 1.69%

3,430	Air Products & Chemicals, Inc.	806

49,856	Ecolab, Inc.	9,621

999	FMC Corp.	100

1,601	International Flavors & Fragrances, Inc.	207

100,434	The Chemours Co.	1,816

1,773	The Sherwin-Williams Co.	1,035

		13,585

	Commercial Services & Supplies — 0.28%

2,657	Cintas Corp.	716

6,652	Copart, Inc. (a)	605

1,301	IAA, Inc. (a)	61

1,301	KAR Auction Services, Inc.	28

4,338	Rollins, Inc.	144

3,677	Waste Connections, Inc.	334

3,522	Waste Management, Inc.	401

		2,289

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Communications Equipment — 0.67%

1,194	Arista Networks, Inc. (a)	$243

101,754	Cisco Systems, Inc.	4,879

885	F5 Networks, Inc. (a)	124

153	Motorola Solutions, Inc.	25

377	Palo Alto Networks, Inc. (a)	87

		5,358

	Construction & Engineering — 0.03%

2,650	Jacobs Engineering Group, Inc.	238

374	Quanta Services, Inc.	15

		253

	Consumer Finance — 0.53%

95	Credit Acceptance Corp. (a)	42

135,033	Navient Corp.	1,847

65,833	Synchrony Financial	2,371

		4,260

	Containers & Packaging — 0.06%

1,280	AptarGroup, Inc.	148

747	Avery Dennison Corp.	98

841	Packaging Corporation of America	94

2,077	Sonoco Products Co.	128

		468

	Distributors — 0.05%

2,966	Genuine Parts Co.	315

381	Pool Corp.	81

		396

	Diversified Consumer Services — 0.03%

516	Bright Horizons Family Solutions, Inc. (a)	78

1,727	Service Corporation International	79

1,276	ServiceMaster Global Holdings, Inc. (a)	49

		206

	Diversified Financial Services — 0.85%

18,079	AXA Equitable Holdings, Inc.	448

28,293	Berkshire Hathaway, Inc., Class – B (a)	6,408

99	Voya Financial, Inc.	6

		6,862

	Diversified Telecommunication Services — 1.20%

77,188	AT&T, Inc.	3,017

228,443	CenturyLink, Inc.	3,018

58,986	Verizon Communications, Inc.	3,621

		9,656

	Electric Utilities — 1.26%

27,484	Avangrid, Inc.	1,406

30,983	Duke Energy Corp.	2,826

28,713	Edison International	2,165

26,999	Entergy Corp.	3,235

9,925	Exelon Corp.	452

		10,084

	Electrical Equipment — 0.24%

5,157	AMETEK, Inc.	514

13,294	Emerson Electric Co.	1,014

1,210	Hubbell, Inc.	179

931	Rockwell Automation, Inc.	189

		1,896

Shares	Security Description	Value (000)

	Electronic Equipment, Instruments & Components — 0.24%

8,822	Amphenol Corp., Class – A	$955

1,465	CDW Corporation of Delaware	209

2,490	Cognex Corp.	140

1,015	Dolby Laboratories, Inc., Class – A	70

3,517	FLIR Systems, Inc.	183

289	IPG Photonics Corp. (a)	42

3,147	National Instruments Corp.	133

1,757	Trimble, Inc. (a)	73

493	Zebra Technologies Corp., Class – A (a)	126

		1,931

	Energy Equipment & Services — 0.00%

2	Dril-Quip, Inc. (a)	—

	Entertainment — 1.20%

17,992	Netflix, Inc. (a)	5,821

26,326	The Walt Disney Co.	3,808

		9,629

	Equity Real Estate Investment Trusts — 3.03%

5,573	American Tower Corp.	1,281

156,185	Apple Hospitality REIT, Inc.	2,538

132,718	Brixmor Property Group, Inc.	2,868

73,078	Brookfield Property REIT, Inc., Class – A	1,348

103,101	Colony Capital, Inc.	490

217	CoreCivic, Inc.	4

5,220	Crown Castle International Corp.	742

16,745	Equinix, Inc.	9,774

1,608	Equity Lifestyle Properties, Inc.	113

19,565	Kimco Realty Corp.	405

11,741	Outfront Media, Inc.	315

66,892	Parks Hotels & Resorts, Inc.	1,730

47,011	Service Properties Trust	1,144

112,279	SITE Centers Corp.	1,574

		24,326

	Food & Staples Retailing — 1.45%

20,181	Costco Wholesale Corp.	5,932

11,718	Sysco Corp.	1,002

16,968	Walgreens Boots Alliance, Inc.	1,000

31,287	Wal-Mart Stores, Inc.	3,719

		11,653

	Food Products — 1.43%

70,463	ConAgra Foods, Inc.	2,413

3,603	Flowers Foods, Inc.	78

1,045	Hershey Co.	154

5,224	Hormel Foods Corp.	236

413	Lamb Weston Holding, Inc.	36

2,546	McCormick & Company, Inc.	432

142,800	Mondelez International, Inc., Class – A	7,864

2,332	The J.M. Smucker Co.	243

		11,456

	Health Care Equipment & Supplies — 2.90%

34,185	Abbott Laboratories	2,970

372	Abiomed, Inc. (a)	63

650	Align Technology, Inc. (a)	181

11,112	Baxter International, Inc.	929

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Health Care Equipment & Supplies (continued)

6,721	Becton, Dickinson & Co.	$1,828

28,840	Boston Scientific Corp. (a)	1,304

22,060	Danaher Corp.	3,385

5,370	Dexcom, Inc. (a)	1,175

11,292	Edwards Lifesciences Corp. (a)	2,635

584	Hill-Rom Holdings, Inc.	66

2,690	IDEXX Laboratories, Inc. (a)	702

7,063	Intuitive Surgical, Inc. (a)	4,176

1,587	Medtronic PLC	180

4,072	ResMed, Inc.	631

9,642	Stryker Corp.	2,024

85	Teleflex, Inc.	32

332	The Cooper Cos., Inc.	107

824	Varex Imaging Corp. (a)	25

2,841	Varian Medical Systems, Inc. (a)	403

3,346	Zimmer Biomet Holdings, Inc.	501

		23,317

	Health Care Providers & Services — 3.38%

5,215	Anthem, Inc.	1,575

418	Centene Corp. (a)	26

768	Cigna Corp.	157

22,394	CVS Health Corp.	1,664

10,019	HCA Holdings, Inc.	1,481

3,283	Henry Schein, Inc. (a)	219

1,265	Humana, Inc.	464

1,952	Laboratory Corporation of America Holdings (a)	330

4,595	McKesson Corp.	636

65,524	MEDNAX, Inc. (a)	1,821

2,799	Quest Diagnostics, Inc.	299

62,468	UnitedHealth Group, Inc.	18,364

389	WellCare Health Plans, Inc. (a)	128

		27,164

	Health Care Technology — 0.56%

51,381	Cerner Corp.	3,771

22,801	Change Healthcare, Inc. (a)	374

2,596	Veeva Systems, Inc. (a)	365

		4,510

	Hotels, Restaurants & Leisure — 2.41%

2,906	Chipotle Mexican Grill, Inc. (a)	2,433

1,046	Choice Hotels International, Inc.	108

419	Domino’s Pizza, Inc.	123

874	Dunkin’ Brands Group, Inc.	66

11,330	Marriott International, Inc., Class – A	1,716

18,816	McDonald’s Corp.	3,718

111,554	Starbucks Corp.	9,808

1,032	The Wendy’s Co.	23

310	Vail Resorts, Inc.	74

7,868	Yum China Holdings, Inc.	378

8,846	YUM! Brands, Inc.	891

		19,338

	Household Durables — 0.03%

2,470	Garmin Ltd.	241

Shares	Security Description	Value (000)

	Household Products — 1.25%

5,143	Church & Dwight Co., Inc.	$362

17,683	Colgate-Palmolive Co.	1,217

7,129	Kimberly-Clark Corp.	981

30,424	Spectrum Brands Holdings, Inc.	1,956

2,554	The Clorox Co.	392

41,123	The Procter & Gamble Co.	5,136

		10,044

	Independent Power and Renewable Electricity Producers — 0.19%

541	NRG Energy, Inc., Class – C	22

60,793	The AES Corp.	1,209

13,388	Vistra Energy Corp.	308

		1,539

	Industrial Conglomerates — 1.01%

12,543	3M Co.	2,213

380,319	General Electric Co.	4,245

4,278	Honeywell International, Inc.	757

2,488	Roper Industries, Inc.	881

		8,096

	Insurance — 2.20%

12,093	American National Insurance Co.	1,423

7,992	Aon PLC	1,665

1,196	Arthur J. Gallagher & Co.	114

10,152	Assurant, Inc.	1,331

38,214	Athene Holding Ltd. (a)	1,797

17,229	AXIS Capital Holdings Ltd.	1,024

41,294	Brighthouse Financial, Inc. (a)	1,620

4,821	Brown & Brown, Inc.	190

171	Erie Indemnity Co., Class – A	28

6,766	Everest Re Group Ltd.	1,874

2,499	Globe Life, Inc.	263

15,337	Marsh & McLennan Cos., Inc.	1,709

3,306	Prudential Financial, Inc.	310

4,415	RenaissanceRe Holdings Ltd.	865

10,877	The Hanover Insurance Group, Inc.	1,487

5,631	The Progressive Corp.	408

52,071	Unum Group	1,518

		17,626

	Interactive Media & Services — 5.79%

10,400	Alphabet, Inc., Class – A (a)	13,930

15,444	Alphabet, Inc., Class – C (a)	20,649

57,327	Facebook, Inc., Class – A (a)	11,766

646	InterActive Corp. (a)	161

344	Match Group, Inc.^ (a)	28

		46,534

	Internet & Direct Marketing Retail — 4.54%

23,308	Alibaba Group Holding Ltd., ADR (a)	4,944

13,063	Amazon.com, Inc. (a)	24,138

3,568	Booking Holdings, Inc. (a)	7,328

		36,410

	IT Services — 11.59%

12,377	Accenture PLC, Class – A	2,606

77,419	Automatic Data Processing, Inc.	13,199

1,297	Booz Allen Hamilton Holding Corp.	92

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	IT Services (continued)

3,472	Broadridge Financial Solutions, Inc.	$429

11,940	Cognizant Technology Solutions Corp.	741

2,322	Fidelity National Information Services, Inc.	323

5,412	Fiserv, Inc. (a)	626

56,446	FleetCor Technologies, Inc. (a)	16,240

8,004	Global Payments, Inc.	1,461

1,132	GoDaddy, Inc., Class – A (a)	77

17,954	International Business Machines Corp.	2,407

2,207	Jack Henry & Associates, Inc.	321

50,836	MasterCard, Inc., Class – A	15,179

19,033	Okta, Inc. (a)	2,196

6,384	Paychex, Inc.	543

58,309	PayPal Holdings, Inc. (a)	6,307

4,527	Shopify, Inc. (a)	1,800

13,230	Square, Inc., Class – A (a)	828

7,135	Twilio, Inc., Class – A (a)	701

854	VeriSign, Inc. (a)	165

142,930	Visa, Inc., Class – A	26,856

304	WEX, Inc. (a)	64

		93,161

	Leisure Products — 0.02%

1,422	Polaris Inc.	145

	Life Sciences Tools & Services — 0.94%

754	Agilent Technologies, Inc.	64

1,141	Bio-Techne Corp.	250

440	Bruker Biosciences Corp.	22

447	Charles River Laboratories International, Inc. (a)	68

8,207	Illumina, Inc. (a)	2,723

817	IQVIA Holdings, Inc. (a)	126

785	Mettler-Toledo International, Inc. (a)	623

239	PerkinElmer, Inc.	23

9,568	Thermo Fisher Scientific, Inc.	3,109

2,297	Waters Corp. (a)	537

		7,545

	Machinery — 0.57%

1,017	Crane Co.	88

3,410	Deere & Co.	591

2,856	Donaldson Cos., Inc.	165

3,369	Dover Corp.	388

6,615	Fortive Corp.	505

1,569	Graco, Inc.	82

2,179	IDEX Corp.	375

8,257	Illinois Tool Works, Inc.	1,483

1,218	Ingersoll-Rand PLC	162

506	Nordson, Inc.	82

927	The Toro Co.	74

453	WABCO Holdings, Inc. (a)	61

2,031	Wabtec Corp.	158

4,438	Xylem, Inc.	350

		4,564

	Marine — 0.01%

1,159	Kirby Corp. (a)	104

Shares	Security Description	Value (000)

	Media — 0.23%

31,326	Comcast Corp., Class – A	$1,409

2,004	Discovery, Inc., Class – C (a)	61

4,801	Omnicom Group, Inc.	389

		1,859

	Metals & Mining — 0.19%

135,612	United States Steel Corp.	1,547

	Mortgage Real Estate Investment Trusts — 1.23%

41,110	Annaly Capital Management, Inc.	387

128,181	Chimera Investment Corp.	2,635

338,967	MFA Financial, Inc.	2,593

106,761	Starwood Property Trust, Inc.	2,655

110,721	Two Harbors Investment Corp.	1,619

		9,889

	Multiline Retail — 0.09%

939	Dollar General Corp.	146

4,517	Dollar Tree, Inc. (a)	426

2,952	Kohl’s Corp.	150

		722

	Multi-Utilities — 0.57%

48,935	CenterPoint Energy, Inc.	1,334

35,529	Dominion Energy, Inc.	2,943

4,488	Public Service Enterprise Group, Inc.	265

		4,542

	Oil, Gas & Consumable Fuels — 1.59%

187,436	Antero Midstream Corp.^	1,423

546,711	Antero Resources Corp. (a)	1,558

62,941	Cabot Oil & Gas Corp.	1,096

1,313	Cheniere Energy, Inc. (a)	80

36,263	Chevron Corp.	4,370

47,783	Exxon Mobil Corp.	3,334

11,537	ONEOK, Inc.	873

		12,734

	Personal Products — 0.77%

189,463	Coty, Inc., Class – A	2,131

1,318	Herbalife Nutrition Ltd. (a)	63

19,292	The Estee Lauder Cos., Inc., Class – A	3,985

		6,179

	Pharmaceuticals — 2.76%

53,945	AstraZeneca PLC, ADR	2,690

25,089	Eli Lilly & Co.	3,297

33,814	Johnson & Johnson	4,932

55,581	Merck & Co., Inc.	5,055

15,914	Mylan N.V. (a)	320

4,551	Novartis AG, ADR	431

56,590	Novo Nordisk A/S, Class – B, ADR	3,275

38,170	Pfizer, Inc.	1,496

4,788	Zoetis, Inc.	634

		22,130

	Professional Services — 0.23%

331	CoStar Group, Inc. (a)	198

2,353	Equifax, Inc.	330

4,977	IHS Markit Ltd. (a)	375

1,445	Robert Half International, Inc.	91

1,517	TransUnion	130

4,817	Versik Analytics, Inc., Class – A	719

		1,843

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Real Estate Management & Development — 0.01%

1,272	CBRE Group, Inc., Class – A (a)	$78

	Road & Rail — 1.40%

57,529	CSX Corp.	4,163

1,303	Landstar System, Inc.	148

375	Old Dominion Freight Line, Inc.	71

21,818	Uber Technologies, Inc. (a)	649

34,166	Union Pacific Corp.	6,177

		11,208

	Semiconductors & Semiconductor Equipment — 3.09%

96,872	Advanced Micro Devices, Inc. (a)	4,443

7,262	Analog Devices, Inc.	863

6,209	Applied Materials, Inc.	379

9,694	Broadcom, Inc.	3,063

94,338	Intel Corp.	5,645

1,378	KLA Corp.	246

1,153	Lam Research Corp.	337

28,189	Marvell Technology Group Ltd.	749

2,547	Maxim Integrated Products, Inc.	157

1,854	Microchip Technology, Inc.	194

7,602	Micron Technology, Inc. (a)	409

17,543	NVIDIA Corp.	4,128

3,257	ON Semiconductor Corp. (a)	79

30,091	Qualcomm, Inc.	2,655

9,164	Texas Instruments, Inc.	1,176

2,830	Xilinx, Inc.	277

		24,800

	Software — 10.86%

17,332	Adobe, Inc. (a)	5,716

1,974	ANSYS, Inc. (a)	508

908	Atlassian Corp. PLC, Class – A (a)	109

1,566	Autodesk, Inc. (a)	287

3,967	Citrix Systems, Inc.	440

4,175	Coupa Software, Inc. (a)	611

1,303	Fortinet, Inc. (a)	139

5,422	Intuit, Inc.	1,420

255,940	Microsoft Corp.	40,362

63,347	Oracle Corp.	3,356

105,345	Salesforce.com, Inc. (a)	17,133

77,251	SAP AG, ADR	10,351

7,437	ServiceNow, Inc. (a)	2,100

13,530	Splunk, Inc. (a)	2,027

1,391	SS&C Technologies Holdings, Inc.	85

151	Synopsys, Inc. (a)	21

1,831	VMware, Inc., Class – A (a)	278

14,147	Workday, Inc., Class – A (a)	2,326

		87,269

	Specialty Retail — 3.52%

1,357	Aaron’s, Inc.	77

1,475	Advance Auto Parts, Inc.	236

597	AutoZone, Inc. (a)	711

6,005	Best Buy Co., Inc.	527

376	Burlington Stores, Inc. (a)	86

77,792	Lowe’s Cos., Inc.	9,316

Shares	Security Description	Value (000)

	Specialty Retail (continued)

1,946	O’Reilly Automotive, Inc. (a)	$853

9,045	Ross Stores, Inc.	1,053

18,873	The Home Depot, Inc.	4,122

159,890	The TJX Cos., Inc.	9,764

2,234	Tiffany & Co.	299

1,256	Tractor Supply Co.	117

4,235	Ulta Beauty, Inc. (a)	1,072

		28,233

	Technology Hardware, Storage & Peripherals — 4.46%

105,786	Apple, Inc.	31,064

38,672	Western Digital Corp.	2,455

62,681	Xerox Holdings Corp.	2,311

		35,830

	Textiles, Apparel & Luxury Goods — 2.40%

10,760	Adidas AG, ADR	1,752

39,307	Kering SA, ADR	2,569

960	Kontoor Brands, Inc.	40

13,576	Lululemon Athletica, Inc. (a)	3,145

107,230	NIKE, Inc., Class – B	10,864

3,743	Under Armour, Inc., Class – A (a)	81

3,770	Under Armour, Inc., Class – C (a)	72

6,722	V.F. Corp.	670

		19,193

	Thrifts & Mortgage Finance — 0.33%

76,899	MGIC Investment Corp.	1,090

128,820	New York Community Bancorp, Inc.	1,548

		2,638

	Tobacco — 0.32%

30,396	Philip Morris International, Inc.	2,586

	Trading Companies & Distributors — 0.13%

14,448	Fastenal Co.	535

909	MSC Industrial Direct Co., Inc., Class – A	71

1,221	W.W. Grainger, Inc.	413

		1,019

	Total Common Stocks	776,648

	Investment Companies — 3.08%

1,420,139	Federated Treasury Obligations Fund, Institutional Shares, 2.29%^^ (b)	1,420

23,279,847	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.49% (b)	23,280

	Total Investment Companies	24,700

	Total Investments (cost $377,486) — 99.80%	801,348
	Other assets in excess of liabilities — 0.20%	1,646

	Net Assets — 100.00%	$802,994

Amounts designated as “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of December 31, 2019. The total value of securities on loan as of December 31, 2019, was $1,436 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2019.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2019 (Unaudited)

(a)	Represents non-income producing security.

(b)	The rate disclosed is the rate in effect on December 31, 2019.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2019.

The Growth Equity Portfolio	Jennison Associates, LLC	Parametric Portfolio Associates, LLC	Total
Common Stocks	18.00%	78.72%	96.72%
Investment Companies	—	3.08%	3.08%
Other Assets (Liabilities)	0.15%	0.05%	0.20%

Total Net Assets	18.15%	81.85%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2019.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini Nasdaq 100 Future	64	3/20/20	$11,203	$196
E-Mini S&P 500 Future	60	3/20/20	9,693	108

			$20,896	$304

	Total Unrealized Appreciation			$304
	Total Unrealized Depreciation			—

	Total Net Unrealized Appreciation/(Depreciation)			$304

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks — 97.82%

	Aerospace & Defense — 3.10%

41,549	Airbus SE, ADR	$1,527

6,990	Arconic, Inc.	215

3,630	BWX Technologies, Inc.	225

690	Curtiss-Wright Corp.	97

6,001	General Dynamics Corp.	1,058

2,364	HEICO Corp.	270

6,496	HEICO Corp., Class – A	582

3,975	Hexcel Corp.	291

1,638	Huntington Ingalls Industries, Inc.	411

22,954	L3Harris Technologies, Inc.	4,541

13,081	Lockheed Martin Corp.	5,093

8,922	Northrop Grumman Corp.	3,069

12,152	Raytheon Co.	2,669

60,672	Safran SA, ADR	2,348

4,456	Spirit Aerosystems Holdings, Inc., Class – A	325

629	Teledyne Technologies, Inc. (a)	218

4,104	Textron, Inc.	183

41,829	The Boeing Co.	13,629

6,851	TransDigm Group, Inc.	3,836

32,395	United Technologies Corp.	4,852

		45,439

	Air Freight & Logistics — 0.42%

10,264	C.H. Robinson Worldwide, Inc.	803

6,602	Expeditors International of Washington, Inc.	515

4,312	FedEx Corp.	652

33,892	United Parcel Service, Inc., Class – B	3,967

3,382	XPO Logistics, Inc. (a)	270

		6,207

	Airlines — 0.21%

4,010	Alaska Air Group, Inc.	271

8,299	American Airlines Group, Inc.	238

470	Copa Holdings SA, Class – A	51

14,113	Delta Air Lines, Inc.	826

6,630	JetBlue Airways Corp. (a)	125

20,064	Southwest Airlines Co.	1,083

5,930	United Airlines Holdings, Inc. (a)	522

		3,116

	Auto Components — 0.06%

5,222	Aptiv PLC	496

3,426	BorgWarner, Inc.	148

5,002	Gentex Corp.	145

4,428	Goodyear Tire & Rubber Co.	69

1,035	Lear Corp.	142

		1,000

	Automobiles — 0.55%

78,447	Ford Motor Co.	729

22,219	General Motors Co.	813

2,550	Harley-Davidson, Inc.	95

15,133	Tesla, Inc. (a)	6,331

954	Thor Industries, Inc.	71

		8,039

	Banks — 2.63%

3,134	Associated Banc-Corp.	69

Shares	Security Description	Value (000)

	Banks (continued)

148,870	Bank of America Corp.	$5,244

784	Bank of Hawaii Corp.	75

2,305	Bank OZK	70

1,873	BankUnited, Inc.	68

618	BOK Financial Corp.	54

1,714	CIT Group, Inc.	78

75,166	Citigroup, Inc.	6,006

8,172	Citizens Financial Group, Inc.	332

2,998	Comerica, Inc.	215

1,979	Commerce Bancshares, Inc.	134

1,102	Cullen/Frost Bankers, Inc.	108

2,735	East West Bancorp, Inc.	133

13,371	Fifth Third Bancorp	411

149	First Citizens BancShares, Inc., Class – A	79

2,576	First Hawaiian, Inc.	74

6,005	First Horizon National Corp.	99

5,756	First Republic Bank	676

6,130	FNB Corp.	78

18,498	Huntington Bancshares, Inc.	279

85,480	JPMorgan Chase & Co.	11,917

18,253	KeyCorp	369

3,637	M&T Bank Corp.	617

2,327	PacWest Bancorp	89

18,610	People’s United Financial, Inc.	314

1,421	Pinnacle Financial Partners, Inc.	91

8,084	PNC Financial Services Group, Inc.	1,290

1,497	Popular, Inc.	88

2,155	Prosperity Bancshares, Inc.	155

18,060	Regions Financial Corp.	310

3,978	Signature Bank	543

4,085	Sterling Bancorp	86

1,021	SVB Financial Group (a)	256

2,876	Synovus Financial Corp.	112

2,839	TCF Financial Corp.	133

953	Texas Capital Bancshares, Inc. (a)	54

27,790	Truist Financial Corp.	1,566

30,905	U.S. Bancorp	1,832

4,158	Umpqua Holdings Corp.	74

1,731	Webster Financial Corp.	92

69,772	Wells Fargo & Co.	3,755

2,346	Western Alliance Bancorp	134

1,059	Wintrust Financial Corp.	75

3,041	Zions Bancorp	158

		38,392

	Beverages — 1.53%

2,317	Brown-Forman Corp., Class – A	145

14,827	Brown-Forman Corp., Class – B	1,002

5,717	Constellation Brands, Inc., Class – A	1,084

3,542	Keurig Dr Pepper, Inc.	103

14,026	Molson Coors Beverage Co., Class – B	756

21,072	Monster Beverage Corp. (a)	1,339

66,124	PepsiCo, Inc.	9,038

161,746	The Coca-Cola Co.	8,953

		22,420

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Biotechnology — 2.04%

71,571	AbbVie, Inc.	$6,337

1,267	Agios Pharmaceuticals, Inc. (a)	61

8,771	Alexion Pharmaceuticals, Inc. (a)	948

2,915	Alkermes PLC (a)	59

4,465	Alnylam Pharmaceuticals, Inc. (a)	515

28,075	Amgen, Inc.	6,768

5,845	Biogen, Inc. (a)	1,735

21,221	BioMarin Pharmaceutical, Inc. (a)	1,794

1,025	Bluebird Bio, Inc. (a)	90

15,164	Exact Sciences Corp. (a)	1,402

9,200	Exelixis, Inc. (a)	162

30,113	Gilead Sciences, Inc.	1,956

8,389	Incyte Corp. (a)	732

6,292	Ionis Pharmaceuticals, Inc. (a)	380

8,854	Moderna, Inc. (a)	173

4,416	Neurocrine Biosciences, Inc. (a)	475

1,985	Regeneron Pharmaceuticals, Inc. (a)	745

2,415	Sage Therapeutics, Inc. (a)	175

3,418	Sarepta Therapeutics, Inc. (a)	441

5,464	Seattle Genetics, Inc. (a)	624

814	United Therapeutics Corp. (a)	72

19,270	Vertex Pharmaceuticals, Inc. (a)	4,219

		29,863

	Building Products — 0.20%

2,876	A.O. Smith Corp.	137

4,996	Allegion PLC	622

2,273	Armstrong World Industries, Inc.	214

3,949	Fortune Brands Home & Security, Inc.	258

18,506	Johnson Controls International PLC	753

2,077	Lennox International, Inc.	507

5,152	Masco Corp.	247

2,055	Owens Corning, Inc.	134

2,354	Resideo Technologies, Inc. (a)	28

		2,900

	Capital Markets — 2.21%

998	Affiliated Managers Group, Inc.	85

2,959	Ameriprise Financial, Inc.	493

17,830	Bank of New York Mellon Corp.	897

5,244	BGC Partners, Inc., Class – A	31

2,156	BlackRock, Inc., Class – A	1,084

8,807	CBOE Global Markets, Inc.	1,057

9,456	CME Group, Inc.	1,898

5,495	E*Trade Financial Corp.	250

2,140	Eaton Vance Corp.	100

1,151	Evercore, Inc., Class – A	86

2,202	FactSet Research Systems, Inc.	591

5,056	Franklin Resources, Inc.	131

5,904	Goldman Sachs Group, Inc.	1,358

58,000	Interactive Brokers Group, Inc., Class – A	2,704

21,665	Intercontinental Exchange, Inc.	2,004

7,854	Invesco Ltd.	140

3,121	Janus Henderson Group PLC	76

2,659	Lazard Ltd., Class – A	107

1,615	Legg Mason, Inc.	58

Shares	Security Description	Value (000)

	Capital Markets (continued)

3,844	LPL Financial Holdings, Inc.	$354

3,410	MarketAxess Holdings, Inc.	1,293

7,974	Moody’s Corp.	1,893

21,670	Morgan Stanley	1,108

922	Morningstar, Inc.	139

3,895	MSCI, Inc. Common	1,005

5,475	Nasdaq, Inc.	586

3,644	Northern Trust Corp.	387

3,037	Raymond James Financial, Inc.	272

28,456	S&P Global, Inc.	7,770

4,120	SEI Investments Co.	270

6,792	State Street Corp.	537

6,162	T. Rowe Price Group, Inc.	751

11,885	TD Ameritrade Holding Corp.	591

42,681	The Charles Schwab Corp.	2,030

1,585	Virtu Financial, Inc., Class – A	26

		32,162

	Chemicals — 1.30%

5,793	Air Products & Chemicals, Inc.	1,361

1,739	Albemarle Corp.	127

1,180	Ashland Global Holdings, Inc.	90

18,563	Axalta Coating Systems Ltd. (a)	565

1,120	Cabot Corp.	53

2,244	Celanese Corp., Series A	276

4,580	CF Industries Holdings, Inc.	219

13,706	Corteva, Inc.	405

13,733	Dow, Inc.	752

13,431	DuPont de Nemours, Inc.	862

2,420	Eastman Chemical Co.	192

14,226	Ecolab, Inc.	2,746

7,232	Element Solutions, Inc. (a)	85

2,319	FMC Corp.	231

4,138	Huntsman Corp.	100

5,067	International Flavors & Fragrances, Inc.	654

10,746	Linde PLC	2,288

4,825	LyondellBasell Industries N.V., Class – A	456

293	NewMarket Corp.	143

3,138	Olin Corp.	54

8,058	PPG Industries, Inc.	1,075

6,325	RPM International, Inc.	485

3,274	The Chemours Co.	59

6,792	The Mosaic Co.	147

1,908	The Scotts Miracle-Gro Co.	202

8,694	The Sherwin-Williams Co.	5,074

3,584	Valvoline, Inc.	77

2,495	W.R. Grace & Co.	174

690	Westlake Chemical Corp.	48

		19,000

	Commercial Services & Supplies — 0.50%

735	ADT, Inc.	6

4,088	Cintas Corp.	1,100

978	Clean Harbors, Inc. (a)	84

9,647	Copart, Inc. (a)	877

5,975	IAA, Inc. (a)	281

6,021	KAR Auction Services, Inc.	132

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Commercial Services & Supplies (continued)

11,416	Republic Services, Inc., Class – A	$1,023

16,734	Rollins, Inc.	554

1,636	Stericycle, Inc. (a)	104

6,353	Waste Connections, Inc.	577

22,865	Waste Management, Inc.	2,607

		7,345

	Communications Equipment — 0.95%

2,921	Arista Networks, Inc. (a)	595

2,878	Ciena Corp. (a)	123

207,713	Cisco Systems, Inc.	9,960

3,602	Commscope Holding, Inc. (a)	51

917	EchoStar Corp., Class – A (a)	40

2,637	F5 Networks, Inc. (a)	368

5,842	Juniper Networks, Inc.	144

8,640	Motorola Solutions, Inc.	1,393

4,588	Palo Alto Networks, Inc. (a)	1,061

624	Ubiquiti, Inc.	118

1,048	ViaSat, Inc. (a)	77

		13,930

	Construction & Engineering — 0.04%

2,966	AECOM (a)	128

2,751	Fluor Corp.	52

2,430	Jacobs Engineering Group, Inc.	218

3,389	Quanta Services, Inc.	138

414	Valmont Industries, Inc.	62

		598

	Construction Materials — 0.32%

1,934	Eagle Materials, Inc., Class – A	175

12,891	Martin Marietta Materials, Inc.	3,605

5,963	Vulcan Materials Co.	859

		4,639

	Consumer Finance — 0.40%

7,044	Ally Financial, Inc.	215

23,782	American Express Co.	2,963

8,361	Capital One Financial Corp.	860

481	Credit Acceptance Corp. (a)	212

9,351	Discover Financial Services	793

2,842	Navient Corp.	39

1,367	OneMain Holdings, Inc.	58

2,194	Santander Consumer USA Holdings, Inc.	51

8,247	SLM Corp.	73

18,035	Synchrony Financial	649

		5,913

	Containers & Packaging — 0.31%

2,005	AptarGroup, Inc.	232

155	Ardagh Group SA	3

3,838	Avery Dennison Corp.	502

22,976	Ball Corp.	1,485

4,212	Berry Global Group, Inc. (a)	200

7,633	Crown Holdings, Inc. (a)	554

5,715	Graphic Packaging Holding Co.	95

7,225	International Paper Co.	333

3,033	O-I Glass, Inc.	36

Shares	Security Description	Value (000)

	Containers & Packaging (continued)

1,639	Packaging Corporation of America	$184

15,499	Sealed Air Corp.	618

1,479	Silgan Holdings	46

1,621	Sonoco Products Co.	100

4,875	WestRock Co.	209

		4,597

	Distributors — 0.28%

6,848	Genuine Parts Co.	728

81,324	LKQ Corp. (a)	2,903

1,897	Pool Corp.	403

		4,034

	Diversified Consumer Services — 0.46%

2,824	Bright Horizons Family Solutions, Inc. (a)	425

61,689	Frontdoor, Inc. (a)	2,925

78	Graham Holdings Co.	50

983	Grand Canyon Education, Inc. (a)	94

4,972	H&R Block, Inc.	117

154,126	Laureate Education, Inc., Class – A (a)	2,713

5,146	Service Corporation International	237

3,154	ServiceMaster Global Holdings, Inc. (a)	122

		6,683

	Diversified Financial Services — 0.58%

7,057	AXA Equitable Holdings, Inc.	175

35,653	Berkshire Hathaway, Inc., Class – B (a)	8,074

4,752	Jefferies Financial Group, Inc.	102

2,776	Voya Financial, Inc.	170

		8,521

	Diversified Telecommunication Services — 0.85%

147,960	AT&T, Inc.	5,781

19,984	CenturyLink, Inc.	264

86,963	Verizon Communications, Inc.	5,340

27,856	Zayo Group Holdings, Inc. (a)	966

		12,351

	Electric Utilities — 1.57%

19,547	Alliant Energy Corp.	1,069

18,133	American Electric Power, Inc.	1,714

1,053	Avangrid, Inc.	54

22,932	Duke Energy Corp.	2,092

16,951	Edison International	1,279

10,606	Entergy Corp.	1,271

17,618	Evergy, Inc.	1,147

15,718	Eversource Energy	1,337

35,400	Exelon Corp.	1,614

26,466	FirstEnergy Corp.	1,287

2,052	Hawaiian Electric Industries, Inc.	96

942	IDACORP, Inc.	101

12,424	NextEra Energy, Inc.	3,008

21,543	OGE Energy Corp.	958

9,797	PG&E Corp. (a)	106

11,315	Pinnacle West Capital Corp.	1,018

36,238	PPL Corp.	1,300

32,876	The Southern Co.	2,093

23,018	Xcel Energy, Inc.	1,461

		23,005

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Electrical Equipment — 0.31%

1,083	Acuity Brands, Inc.	$149

9,482	AMETEK, Inc.	945

7,742	Eaton Corp. PLC	733

12,627	Emerson Electric Co.	964

1,000	GrafTech International Ltd.	12

1,785	Hubbell, Inc.	263

3,050	nVent Electric PLC	78

821	Regal-Beloit Corp.	70

5,634	Rockwell Automation, Inc.	1,143

5,006	Sensata Technologies Holding PLC (a)	270

		4,627

	Electronic Equipment, Instruments & Components — 0.45%

14,143	Amphenol Corp., Class – A	1,533

1,606	Arrow Electronics, Inc. (a)	136

1,675	Avnet, Inc.	71

6,945	CDW Corporation of Delaware	993

8,107	Cognex Corp.	454

459	Coherent, Inc. (a)	76

21,475	Corning, Inc.	625

1,493	Dolby Laboratories, Inc., Class – A	103

2,898	FLIR Systems, Inc.	151

781	IPG Photonics Corp. (a)	113

3,920	Jabil, Inc.	162

8,958	Keysight Technologies, Inc. (a)	919

457	Littelfuse, Inc.	87

2,362	National Instruments Corp.	100

780	SYNNEX Corp.	100

6,174	Trimble, Inc. (a)	257

2,605	Zebra Technologies Corp., Class – A (a)	665

		6,545

	Energy Equipment & Services — 0.14%

1,556	Apergy Corp. (a)	53

11,322	Baker Hughes, Inc.	290

15,431	Halliburton Co.	378

2,070	Helmerich & Payne, Inc.	94

7,394	National Oilwell Varco, Inc.	185

4,090	Patterson-UTI Energy, Inc.	43

24,797	Schlumberger Ltd.	996

10,013	Transocean Ltd. (a)	69

		2,108

	Entertainment — 2.14%

14,817	Activision Blizzard, Inc.	880

2,031	Cinemark Holdings, Inc.	69

13,296	Electronic Arts, Inc. (a)	1,429

433	Liberty Media Corp. – Liberty Formula One, Class – A (a)	19

3,747	Liberty Media Corp. – Liberty Formula One, Class – C (a)	172

337	Lions Gate Entertainment Corp., Class – A (a)	4

1,899	Lions Gate Entertainment Corp., Class – B (a)	18

46,454	Live Nation Entertainment, Inc. (a)	3,320

43,743	Netflix, Inc. (a)	14,155

71,645	Sea Ltd., ADR (a)	2,882

Shares	Security Description	Value (000)

	Entertainment (continued)

5,636	Spotify Technology SA (a)	$843

3,570	Take-Two Interactive Software, Inc. (a)	437

410	The Madison Square Garden Co., Class – A (a)	121

46,072	The Walt Disney Co.	6,664

2,196	World Wrestling Entertainment, Inc., Class – A	142

20,327	Zynga, Inc. (a)	124

		31,279

	Equity Real Estate Investment Trusts — 3.97%

5,810	Alexandria Real Estate Equities, Inc.	939

2,582	American Campus Communities, Inc.	121

8,362	American Homes 4 Rent, Class – A	220

29,902	American Tower Corp.	6,870

9,324	Americold Realty Trust	327

2,492	Apartment Investment & Management Co.	129

4,117	Apple Hospitality REIT, Inc.	67

5,816	AvalonBay Communities, Inc.	1,220

6,881	Boston Properties, Inc.	949

3,350	Brandywine Realty Trust	53

4,845	Brixmor Property Group, Inc.	105

3,966	Brookfield Property REIT, Inc., Class – A	73

8,056	Camden Property Trust	854

9,196	Colony Capital, Inc.	44

2,257	Columbia Property Trust, Inc.	47

1,522	Coresite Realty Corp.	170

1,968	Corporate Office Properties Trust	58

2,721	Cousins Properties, Inc.	112

30,947	Crown Castle International Corp.	4,398

3,516	CubeSmart	111

1,981	CyrusOne, Inc.	130

8,941	Digital Realty Trust, Inc.	1,071

3,046	Douglas Emmett, Inc.	134

23,662	Duke Realty Corp.	821

2,697	Empire State Realty Trust, Inc., Class – A	38

1,398	EPR Properties	99

5,210	Equinix, Inc.	3,040

2,230	Equity Commonwealth	73

18,562	Equity Lifestyle Properties, Inc.	1,306

15,183	Equity Residential	1,229

3,496	Essex Property Trust, Inc.	1,052

12,763	Extra Space Storage, Inc.	1,348

6,403	Federal Realty Investment Trust	825

3,819	Gaming & Leisure Properties, Inc.	164

3,346	Healthcare Trust of America, Inc., Class – A	101

31,004	Healthpeak Properties, Inc.	1,068

1,926	Highwoods Properties, Inc.	94

27,029	Host Hotels & Resorts, Inc.	501

2,923	Hudson Pacific Property, Inc.	110

33,121	Invitation Homes, Inc.	993

25,016	Iron Mountain, Inc.	797

2,302	JBG SMITH Properties	92

1,915	Kilroy Realty Corp.	161

36,112	Kimco Realty Corp.	747

4,132	Lamar Advertising Co., Class – A	369

12,674	Liberty Property Trust	761

868	Life Storage, Inc.	94

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Equity Real Estate Investment Trusts (continued)

39,235	Medical Properties Trust, Inc.	$828

7,058	Mid-America Apartment Communities, Inc.	931

16,402	National Retail Properties, Inc.	879

20,384	OMEGA Healthcare Investors, Inc.	863

3,321	Outfront Media, Inc.	89

3,906	Paramount Group, Inc.	54

3,812	Parks Hotels & Resorts, Inc.	99

16,929	Prologis, Inc.	1,509

9,804	Public Storage	2,088

2,447	Rayonier, Inc.	80

15,308	Realty Income Corp.	1,127

13,147	Regency Centers Corp.	830

4,119	Retail Properties of America, Inc., Class – A	55

8,248	SBA Communications Corp.	1,988

3,086	Service Properties Trust	75

18,026	Simon Property Group, Inc.	2,686

2,930	SITE Centers Corp.	41

7,942	SL Green Realty Corp.	730

1,626	Spirit Realty Capital, Inc.	80

3,733	Store Capital Corp.	139

6,911	Sun Communities, Inc.	1,037

1,129	Taubman Centers, Inc.	35

2,572	The Macerich Co.	69

20,374	UDR, Inc.	952

20,344	Ventas, Inc.	1,175

84,153	VEREIT, Inc.	778

34,133	VICI Properties, Inc.	872

12,325	Vornado Realty Trust	820

2,270	Weingarten Realty Investors	71

16,181	Welltower, Inc.	1,323

23,815	Weyerhaeuser Co.	720

12,028	WP Carey, Inc.	963

		58,071

	Food & Staples Retailing — 1.27%

978	Casey’s General Stores, Inc.	156

33,706	Costco Wholesale Corp.	9,906

225	Grocery Outlet Holding Corp. (a)	7

3,646	Sprouts Farmers Market, Inc. (a)	71

30,924	Sysco Corp.	2,646

35,494	The Kroger Co.	1,029

4,081	US Foods Holding Corp. (a)	171

15,266	Walgreens Boots Alliance, Inc.	900

30,418	Wal-Mart Stores, Inc.	3,614

		18,500

	Food Products — 1.23%

20,819	Archer-Daniels-Midland Co.	965

834	Beyond Meat, Inc. (a)	63

14,163	Bunge Ltd.	815

22,327	Campbell Soup Co.	1,105

28,516	ConAgra Foods, Inc.	976

3,564	Flowers Foods, Inc.	77

24,355	General Mills, Inc.	1,304

11,494	Hershey Co.	1,690

19,960	Hormel Foods Corp.	901

Shares	Security Description	Value (000)

	Food Products (continued)

8,136	Ingredion, Inc.	$756

18,263	Kellogg Co.	1,262

11,958	Lamb Weston Holding, Inc.	1,029

8,588	McCormick & Company, Inc.	1,458

36,761	Mondelez International, Inc., Class – A	2,026

1,705	Pilgrim’s Pride Corp. (a)	55

2,066	Post Holdings, Inc. (a)	225

6	Seaboard Corp.	26

1,767	The Hain Celestial Group, Inc. (a)	46

8,994	The J.M. Smucker Co.	936

30,495	The Kraft Heinz Co.	979

1,329	TreeHouse Foods, Inc. (a)	64

12,291	Tyson Foods, Inc., Class – A	1,119

		17,877

	Gas Utilities — 0.14%

9,564	Atmos Energy Corp.	1,070

1,538	National Fuel Gas Co.	72

20,575	UGI Corp.	929

		2,071

	Health Care Equipment & Supplies — 3.06%

53,781	Abbott Laboratories	4,672

2,173	Abiomed, Inc. (a)	370

3,807	Align Technology, Inc. (a)	1,063

17,855	Baxter International, Inc.	1,493

5,966	Becton, Dickinson & Co.	1,622

84,202	Boston Scientific Corp. (a)	3,807

1,291	Cantel Medical Corp.	92

24,573	Danaher Corp.	3,772

13,082	Dentsply Sirona, Inc.	740

9,867	Dexcom, Inc. (a)	2,158

16,427	Edwards Lifesciences Corp. (a)	3,832

5,267	Envista Holdings Corp. (a)	156

2,134	Hill-Rom Holdings, Inc.	242

13,564	Hologic, Inc. (a)	707

660	ICU Medical, Inc. (a)	124

4,068	IDEXX Laboratories, Inc. (a)	1,062

2,811	Insulet Corp. (a)	481

1,346	Integra LifeSciences Holdings Corp. (a)	78

9,414	Intuitive Surgical, Inc. (a)	5,566

2,203	Masimo Corp. (a)	348

28,375	Medtronic PLC	3,221

1,508	Penumbra, Inc. (a)	248

7,321	ResMed, Inc.	1,135

3,561	STERIS PLC	542

16,659	Stryker Corp.	3,498

2,183	Teleflex, Inc.	822

1,709	The Cooper Cos., Inc.	549

5,145	Varian Medical Systems, Inc. (a)	731

4,745	West Pharmaceutical Services, Inc.	713

4,657	Zimmer Biomet Holdings, Inc.	697

		44,541

	Health Care Providers & Services — 2.23%

1,651	Acadia Healthcare Company, Inc. (a)	55

9,417	AmerisourceBergen Corp.	801

7,991	Anthem, Inc.	2,414

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Health Care Providers & Services (continued)

8,030	Cardinal Health, Inc.	$406

17,371	Centene Corp. (a)	1,092

761	Chemed Corp.	334

11,548	Cigna Corp.	2,362

1,196	Covetrus, Inc. (a)	16

27,365	CVS Health Corp.	2,033

1,868	DaVita, Inc. (a)	140

3,353	Encompass Health Corp.	232

1,692	Guardant Health, Inc. (a)	132

11,493	HCA Holdings, Inc.	1,699

8,786	Henry Schein, Inc. (a)	586

5,568	Humana, Inc.	2,040

3,894	Laboratory Corporation of America Holdings (a)	659

6,465	McKesson Corp.	894

1,786	MEDNAX, Inc. (a)	50

2,652	Molina Heathcare, Inc. (a)	359

1,003	Premier, Inc., Class – A (a)	38

6,947	Quest Diagnostics, Inc.	742

46,638	UnitedHealth Group, Inc.	13,711

5,148	Universal Health Services, Inc., Class – B	739

3,287	WellCare Health Plans, Inc. (a)	1,085

		32,619

	Health Care Technology — 0.15%

17,231	Cerner Corp.	1,264

1,435	Change Healthcare, Inc. (a)	24

6,241	Veeva Systems, Inc. (a)	878

		2,166

	Hotels, Restaurants & Leisure — 2.50%

10,585	Aramark	460

10,893	Caesars Entertainment Corp. (a)	148

7,063	Carnival Corp., Class – A	359

4,071	Chipotle Mexican Grill, Inc. (a)	3,408

899	Choice Hotels International, Inc.	93

10,240	Darden Restaurants, Inc.	1,116

3,578	Domino’s Pizza, Inc.	1,051

3,872	Dunkin’ Brands Group, Inc.	293

3,595	Extended Stay America, Inc.	53

1,627	Hilton Grand Vacations (a)	56

40,668	Hilton Worldwide Holdings, Inc.	4,511

765	Hyatt Hotels Corp., Class – A	69

1,904	International Game Technology PLC	29

11,204	Las Vegas Sands Corp.	774

23,165	Marriott International, Inc., Class – A	3,507

20,784	McDonald’s Corp.	4,108

95,221	MGM Resorts International	3,167

5,141	Norwegian Cruise Line Holdings Ltd. (a)	300

4,096	Planet Fitness, Inc., Class – A (a)	306

38,503	Restaurant Brands International, Inc.	2,455

3,043	Royal Caribbean Cruises Ltd.	406

1,646	Six Flags Entertainment Corp.	75

63,344	Starbucks Corp.	5,569

8,912	The Wendy’s Co.	198

1,846	Vail Resorts, Inc.	442

1,821	Wyndham Destinations, Inc.	94

Shares	Security Description	Value (000)

	Hotels, Restaurants & Leisure (continued)

2,655	Wyndham Hotels & Resorts, Inc.	$167

4,097	Wynn Resorts Ltd.	569

15,296	Yum China Holdings, Inc.	734

19,198	YUM! Brands, Inc.	1,933

		36,450

	Household Durables — 0.35%

11,878	D.R. Horton, Inc.	626

5,965	Garmin Ltd.	582

2,484	Leggett & Platt, Inc.	126

13,417	Lennar Corp., Class – A	748

406	Lennar Corp., Class – B	18

1,034	Mohawk Industries, Inc. (a)	141

6,277	Newell Brands, Inc.	121

300	NVR, Inc. (a)	1,144

15,715	PulteGroup, Inc.	610

4,014	Roku, Inc. (a)	537

2,203	Tempur Sealy International, Inc. (a)	192

2,585	Toll Brothers, Inc.	102

1,187	Whirlpool Corp.	175

		5,122

	Household Products — 0.91%

21,993	Church & Dwight Co., Inc.	1,547

24,786	Colgate-Palmolive Co.	1,707

1,185	Energizer Holdings, Inc.	60

11,121	Kimberly-Clark Corp.	1,530

588	Spectrum Brands Holdings, Inc.	38

10,199	The Clorox Co.	1,566

54,778	The Procter & Gamble Co.	6,840

		13,288

	Independent Power and Renewable Electricity Producers — 0.13%

12,919	NRG Energy, Inc., Class – C	514

42,846	The AES Corp.	852

26,077	Vistra Energy Corp.	600

		1,966

	Industrial Conglomerates — 0.77%

23,088	3M Co.	4,074

2,407	Carlisle Cos., Inc.	389

157,469	General Electric Co.	1,757

23,628	Honeywell International, Inc.	4,183

2,308	Roper Industries, Inc.	817

		11,220

	Insurance — 2.04%

22,566	Aflac, Inc.	1,194

927	Alleghany Corp. (a)	742

10,132	Allstate Corp.	1,139

4,987	American Financial Group, Inc.	547

21,345	American International Group, Inc.	1,096

157	American National Insurance Co.	18

13,467	Aon PLC	2,804

20,568	Arch Capital Group Ltd. (a)	882

8,889	Arthur J. Gallagher & Co.	846

4,003	Assurant, Inc.	525

1,569	Assured Guaranty Ltd.	77

4,446	Athene Holding Ltd. (a)	209

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Insurance (continued)

1,869	AXIS Capital Holdings Ltd.	$111

2,278	Brighthouse Financial, Inc. (a)	89

17,714	Brown & Brown, Inc.	699

11,854	Chubb Ltd.	1,845

7,032	Cincinnati Financial Corp.	740

569	CNA Financial Corp.	25

4,154	Erie Indemnity Co., Class – A	690

3,460	Everest Re Group Ltd.	958

2,058	First American Financial Corp.	120

16,193	FNF Group	735

3,625	Globe Life, Inc.	381

13,168	Hartford Financial Services Group, Inc.	800

1,503	Kemper Corp.	117

3,558	Lincoln National Corp.	210

9,111	Loews Corp.	478

721	Markel Corp. (a)	824

26,326	Marsh & McLennan Cos., Inc.	2,931

527	Mercury General Corp.	26

14,368	MetLife, Inc.	732

5,358	Old Republic International Corp.	120

1,743	Primerica, Inc.	228

4,885	Principal Financial Group, Inc.	269

7,437	Prudential Financial, Inc.	697

2,619	Reinsurance Group of America	427

4,734	RenaissanceRe Holdings Ltd.	928

660	The Hanover Insurance Group, Inc.	90

19,861	The Progressive Corp.	1,438

9,611	The Travelers Cos., Inc.	1,316

3,867	Unum Group	113

11,367	W.R. Berkley Corp.	786

58	White Mountains Insurance Group Ltd.	65

4,541	Willis Towers Watson PLC	917

		29,984

	Interactive Media & Services — 5.94%

19,758	Alphabet, Inc., Class – A (a)	26,463

17,835	Alphabet, Inc., Class – C (a)	23,846

152,100	Facebook, Inc., Class – A (a)	31,219

14,438	InterActive Corp. (a)	3,597

2,543	Match Group, Inc. (a)	208

4,400	TripAdvisor, Inc.	134

36,727	Twitter, Inc. (a)	1,177

1,078	Zillow Group, Inc., Class – A (a)	49

2,303	Zillow Group, Inc., Class – C (a)	106

		86,799

	Internet & Direct Marketing Retail — 4.94%

39,056	Alibaba Group Holding Ltd., ADR (a)	8,284

26,074	Amazon.com, Inc. (a)	48,178

3,432	Booking Holdings, Inc. (a)	7,049

112,991	eBay, Inc.	4,081

67,632	Etsy, Inc. (a)	2,996

9,696	Expedia Group, Inc.	1,049

4,416	GrubHub, Inc. (a)	215

6,231	Qurate Retail, Inc. (a)	53

2,923	Wayfair, Inc., Class – A (a)	264

		72,169

Shares	Security Description	Value (000)

	IT Services — 7.71%

30,847	Accenture PLC, Class – A	$6,495

7,308	Akamai Technologies, Inc. (a)	631

857	Alliance Data Systems Corp.	96

2,349	Amdocs Ltd.	170

21,127	Automatic Data Processing, Inc.	3,602

13,761	Black Knight, Inc. (a)	887

11,214	Booz Allen Hamilton Holding Corp.	798

5,468	Broadridge Financial Solutions, Inc.	675

460	CACI International, Inc., Class – A (a)	115

12,796	Cognizant Technology Solutions Corp.	794

1,813	CoreLogic, Inc. (a)	79

78,112	DXC Technology Co.	2,936

2,543	EPAM Systems, Inc. (a)	540

2,343	Euronet Worldwide, Inc. (a)	369

43,703	Fidelity National Information Services, Inc.	6,079

51,358	Fiserv, Inc. (a)	5,938

19,840	FleetCor Technologies, Inc. (a)	5,708

4,191	Gartner Group, Inc. (a)	646

8,840	Genpact Ltd.	373

14,440	Global Payments, Inc.	2,637

47,847	GoDaddy, Inc., Class – A (a)	3,251

32,310	International Business Machines Corp.	4,331

5,791	Jack Henry & Associates, Inc.	844

3,506	Leidos Holdings, Inc.	343

75,425	MasterCard, Inc., Class – A	22,519

1,968	MongoDB, Inc. (a)	259

4,906	Okta, Inc. (a)	566

17,939	Paychex, Inc.	1,527

78,765	PayPal Holdings, Inc. (a)	8,521

5,838	Sabre Corp.	131

4,084	Shopify, Inc. (a)	1,624

27,770	Square, Inc., Class – A (a)	1,737

2,178	Switch, Inc., Class – A	32

5,145	Teradata Corp. (a)	138

13,297	Twilio, Inc., Class – A (a)	1,307

4,054	VeriSign, Inc. (a)	782

127,373	Visa, Inc., Class – A	23,930

25,034	Western Union Co.	671

2,044	WEX, Inc. (a)	429

		112,510

	Leisure Products — 0.10%

1,643	Brunswick Corp.	99

8,626	Hasbro, Inc.	912

14,117	Mattel, Inc. (a)	191

2,436	Polaris Inc.	247

		1,449

	Life Sciences Tools & Services — 1.21%

512	Adaptive Biotechnologies (a)	15

6,755	Agilent Technologies, Inc.	577

12,301	Avantor, Inc. (a)	223

356	Bio-Rad Laboratories, Inc., Class – A (a)	132

1,846	Bio-Techne Corp.	405

4,910	Bruker Biosciences Corp.	250

2,218	Charles River Laboratories International, Inc. (a)	338

14,151	Illumina, Inc. (a)	4,694

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Life Sciences Tools & Services (continued)

23,561	IQVIA Holdings, Inc. (a)	$3,642

1,156	Mettler-Toledo International, Inc. (a)	917

2,888	PerkinElmer, Inc.	281

2,973	PRA Health Sciences, Inc. (a)	330

4,202	Qiagen N.V. (a)	142

15,434	Thermo Fisher Scientific, Inc.	5,014

3,257	Waters Corp. (a)	761

		17,721

	Machinery — 1.11%

1,007	AGCO Corp.	78

5,196	Allison Transmission Holdings, Inc.	251

11,210	Caterpillar, Inc.	1,656

1,621	Colfax Corp. (a)	59

989	Crane Co.	85

2,737	Cummins, Inc.	490

6,720	Deere & Co.	1,164

5,905	Donaldson Cos., Inc.	340

4,472	Dover Corp.	515

3,368	Flowserve Corp.	167

7,170	Fortive Corp.	548

2,402	Gardner Denver Holdings, Inc. (a)	88

304	Gates Industrial Corp. PLC (a)	4

8,145	Graco, Inc.	424

2,438	IDEX Corp.	419

15,571	Illinois Tool Works, Inc.	2,799

11,295	Ingersoll-Rand PLC	1,502

1,657	ITT, Inc.	122

2,648	Lincoln Electric Holdings, Inc.	256

2,522	Nordson, Inc.	410

1,334	Oshkosh Corp.	126

6,193	PACCAR, Inc.	490

2,336	Parker Hannifin Corp.	481

2,776	Pentair PLC	127

957	Snap-on, Inc.	162

2,764	Stanley Black & Decker, Inc.	458

4,832	The Middleby Corp. (a)	530

1,306	The Timken Co.	74

5,118	The Toro Co.	407

1,246	Trinity Industries, Inc.	28

5,427	WABCO Holdings, Inc. (a)	735

4,666	Wabtec Corp.	363

2,324	Woodward, Inc.	275

8,442	Xylem, Inc.	665

		16,298

	Marine — 0.01%

1,164	Kirby Corp. (a)	104

	Media — 1.96%

112,737	Altice USA, Inc. (a)	3,082

2,307	AMC Networks, Inc. (a)	91

212	Cable One, Inc.	316

11,543	Charter Communications, Inc., Class – A (a)	5,599

209,455	Comcast Corp., Class – A	9,421

6,537	Discovery, Inc., Class – A (a)	214

9,007	Discovery, Inc., Class – C (a)	274

Shares	Security Description	Value (000)

	Media (continued)

4,660	Dish Network Corp. (a)	$165

83,661	Fox Corp., Class – A	3,102

3,581	Fox Corp., Class – B	130

1,618	GCI Liberty, Inc., Class – A (a)	115

899	John Wiley & Sons, Inc., Class – A	44

487	Liberty Broadband, Class – A (a)	61

4,010	Liberty Broadband, Class – C (a)	504

5,938	Liberty Global PLC, Class – A (a)	135

5,599	Liberty Global PLC, Class – C (a)	122

9,996	Liberty Media Corp. – Liberty SiriusXM, Class – A (a)	483

10,960	Liberty Media Corp. – Liberty SiriusXM, Class – C (a)	528

2,341	News Corp., Inc.	34

7,241	News Corp., Inc., Class – A	102

1,928	Nexstar Media Group, Inc., Class – A	226

14,175	Omnicom Group, Inc.	1,148

2,921	Sinclair Broadcast Group, Inc., Class – A	97

101,189	Sirius XM Holdings, Inc.	723

22,422	The Interpublic Group of Cos., Inc.	518

3,980	The New York Times Co., Class – A	128

45	ViacomCBS, Inc., Class – A	2

29,744	ViacomCBS, Inc., Class – B	1,248

		28,612

	Metals & Mining — 0.21%

3,540	Alcoa Corp. (a)	76

25,583	Freeport-McMoRan, Inc.	336

37,375	Newmont Corp.	1,624

5,393	Nucor Corp.	304

1,242	Reliance Steel & Aluminum Co.	149

1,825	Royal Gold, Inc.	223

3,252	Southern Copper Corp.	138

3,475	Steel Dynamics, Inc.	118

3,353	United States Steel Corp.	38

		3,006

	Mortgage Real Estate Investment Trusts — 0.17%

53,719	AGNC Investment Corp.	949

108,106	Annaly Capital Management, Inc.	1,019

3,538	Chimera Investment Corp.	73

8,498	MFA Financial, Inc.	65

7,642	New Residential Investment Corp.	123

5,058	Starwood Property Trust, Inc.	126

4,669	Two Harbors Investment Corp.	68

		2,423

	Multiline Retail — 0.40%

14,456	Dollar General Corp.	2,255

13,211	Dollar Tree, Inc. (a)	1,242

2,768	Kohl’s Corp.	141

5,797	Macy’s, Inc.	99

5,465	Nordstrom, Inc.	223

2,641	Ollie’s Bargain Outlet Holdings, Inc. (a)	173

12,917	Target Corp.	1,656

		5,789

	Multi-Utilities — 0.94%

15,416	Ameren Corp.	1,184

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Multi-Utilities (continued)

39,316	CenterPoint Energy, Inc.	$1,073

18,829	CMS Energy Corp.	1,184

15,561	Consolidated Edison, Inc.	1,408

24,958	Dominion Energy, Inc.	2,066

10,092	DTE Energy Co.	1,310

3,676	MDU Resources Group, Inc.	109

37,239	NiSource, Inc.	1,037

22,693	Public Service Enterprise Group, Inc.	1,340

10,412	Sempra Energy	1,578

15,323	WEC Energy Group, Inc.	1,412

		13,701

	Oil, Gas & Consumable Fuels — 1.60%

4,378	Antero Midstream Corp.	33

4,614	Antero Resources Corp. (a)	13

6,558	Apache Corp.	168

43,201	Cabot Oil & Gas Corp.	752

3,508	Centennial Resource Development, Inc., Class – A (a)	16

8,213	Cheniere Energy, Inc. (a)	501

19,330	Chesapeake Energy Corp. (a)	16

37,110	Chevron Corp.	4,472

1,859	Cimarex Energy Co.	98

3,514	Concho Resources, Inc.	308

20,284	ConocoPhillips	1,319

1,640	Continental Resources, Inc.	56

7,156	Devon Energy Corp.	186

4,032	Diamondback Energy, Inc.	374

10,387	EOG Resources, Inc.	870

4,857	EQT Corp.	53

4,668	Equitrans Midstream Corp.	63

81,304	Exxon Mobil Corp.	5,674

4,765	Hess Corp.	318

2,685	HollyFrontier Corp.	136

46,144	Kinder Morgan, Inc.	977

5,199	Kosmos Energy Ltd.	30

14,309	Marathon Oil Corp.	194

12,034	Marathon Petroleum Corp.	725

3,109	Murphy Oil Corp.	83

8,328	Noble Energy, Inc.	207

21,988	Occidental Petroleum Corp.	906

14,184	ONEOK, Inc.	1,073

9,395	Parsley Energy, Inc., Class – A	178

2,260	PBF Energy, Inc., Class – A	71

8,121	Phillips 66	905

5,151	Pioneer Natural Resources Co.	779

4,030	Range Resources Corp.	20

3,991	Targa Resources Corp.	163

32,984	The Williams Cos., Inc.	783

7,634	Valero Energy Corp.	715

7,529	WPX Energy, Inc. (a)	103

		23,338

	Paper & Forest Products — 0.00%

1,190	Domtar Corp.	46

Shares	Security Description	Value (000)

	Personal Products — 0.40%

37,750	Coty, Inc., Class – A	$424

2,468	Herbalife Nutrition Ltd. (a)	118

1,110	Nu Skin Enterprises, Inc., Class – A	45

24,968	The Estee Lauder Cos., Inc., Class – A	5,158

		5,745

	Pharmaceuticals — 3.25%

7,948	Allergan PLC	1,519

53,786	AstraZeneca PLC, ADR	2,682

90,722	Bristol-Myers Squibb Co.	5,823

2,737	Catalent, Inc. (a)	154

6,486	Elanco Animal Health, Inc. (a)	191

52,700	Eli Lilly & Co.	6,926

4,116	Horizon Therapeutics PLC (a)	149

5,415	Jazz Pharmaceuticals PLC (a)	808

64,448	Johnson & Johnson	9,402

126,048	Merck & Co., Inc.	11,465

9,864	Mylan N.V. (a)	198

3,556	Nektar Therapeutics (a)	77

5,457	Novartis AG, ADR	517

2,418	Perrigo Co. PLC	125

113,142	Pfizer, Inc.	4,433

23,125	Zoetis, Inc.	3,060

		47,529

	Professional Services — 0.60%

1,728	CoStar Group, Inc. (a)	1,035

7,621	Equifax, Inc.	1,068

52,979	IHS Markit Ltd. (a)	3,992

956	ManpowerGroup, Inc.	93

13,291	Nielsen Holdings PLC	269

5,345	Robert Half International, Inc.	337

8,881	TransUnion	761

9,792	Versik Analytics, Inc., Class – A	1,462

		9,017

	Real Estate Management & Development — 0.06%

9,970	CBRE Group, Inc., Class – A (a)	612

1,165	Howard Hughes Corp. (a)	147

1,025	Jones Lang LaSalle, Inc.	178

		937

	Road & Rail — 0.96%

1,689	AMERCO, Inc.	635

22,043	CSX Corp.	1,595

3,170	Hunt (JB) Transportation Services, Inc.	370

1,769	Kansas City Southern	271

2,401	Knight-Swift Transportation Holdings, Inc.	86

1,666	Landstar System, Inc.	190

3,918	Lyft, Inc., Class – A (a)	169

5,838	Norfolk Southern Corp.	1,133

2,071	Old Dominion Freight Line, Inc.	393

990	Ryder System, Inc.	54

1,009	Schneider National, Inc.	22

42,286	Uber Technologies, Inc. (a)	1,258

43,755	Union Pacific Corp.	7,909

		14,085

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Semiconductors & Semiconductor Equipment — 3.61%

49,883	Advanced Micro Devices, Inc. (a)	$2,288

8,073	Analog Devices, Inc.	960

32,036	Applied Materials, Inc.	1,956

25,085	Broadcom, Inc.	7,926

2,207	Cree, Inc. (a)	102

6,798	Cypress Semiconductor Corp.	159

6,522	Entegris, Inc.	326

1,554	First Solar, Inc. (a)	87

79,515	Intel Corp.	4,758

7,746	KLA Corp.	1,380

6,510	Lam Research Corp.	1,903

11,605	Marvell Technology Group Ltd.	308

7,767	Maxim Integrated Products, Inc.	478

6,147	Microchip Technology, Inc.	643

20,139	Micron Technology, Inc. (a)	1,083

1,015	MKS Instruments, Inc.	112

2,017	Monolithic Power Systems, Inc.	359

42,428	NVIDIA Corp.	9,983

22,164	NXP Semiconductors N.V.	2,820

7,086	ON Semiconductor Corp. (a)	173

2,144	Qorvo, Inc. (a)	249

71,936	Qualcomm, Inc.	6,348

3,283	Skyworks Solutions, Inc.	397

8,102	Teradyne, Inc.	553

45,380	Texas Instruments, Inc.	5,821

2,101	Universal Display Corp.	433

12,185	Xilinx, Inc.	1,192

		52,797

	Software — 10.28%

1,829	2U, Inc. (a)	44

46,067	Adobe, Inc. (a)	15,194

2,154	Alteryx, Inc. (a)	215

4,171	Anaplan, Inc. (a)	219

3,954	ANSYS, Inc. (a)	1,017

3,297	Aspen Technology, Inc. (a)	399

5,650	Atlassian Corp. PLC, Class – A (a)	680

9,178	Autodesk, Inc. (a)	1,684

2,152	Avalara, Inc. (a)	158

13,170	Cadence Design Systems, Inc. (a)	914

11,451	CDK Global, Inc.	627

676	Cerence, Inc. (a)	15

3,742	Ceridian HCM Holding, Inc. (a)	254

9,082	Citrix Systems, Inc.	1,008

7,210	Coupa Software, Inc. (a)	1,055

7,425	DocuSign, Inc. (a)	550

10,065	Dropbox, Inc. (a)	180

2,067	Dynatrace, Inc. (a)	52

2,041	Elastic N.V. (a)	132

1,331	Fair Isaac Corp. (a)	499

10,204	FireEye, Inc. (a)	169

6,880	Fortinet, Inc. (a)	734

3,978	Guidewire Software, Inc. (a)	436

1,909	HubSpot, Inc. (a)	303

12,041	Intuit, Inc.	3,154

Shares	Security Description	Value (000)

	Software (continued)

985	LogMeln, Inc.	$84

3,103	Manhattan Associates, Inc. (a)	247

525	Medallia, Inc. (a)	16

456,603	Microsoft Corp.	72,007

2,352	New Relic, Inc. (a)	154

117,274	Nortonlifelock, Inc.	2,993

5,410	Nuance Communications, Inc. (a)	96

7,704	Nutanix, Inc., Class – A (a)	241

100,681	Oracle Corp.	5,334

1,480	PagerDuty, Inc. (a)	35

2,381	PAYCOM Software, Inc. (a)	631

1,639	Paylocity Holding Corp. (a)	198

1,817	Pegasystems, Inc.	144

3,082	Pluralsight, Inc., Class – A (a)	53

2,592	Proofpoint, Inc. (a)	298

4,782	PTC, Inc. (a)	358

3,705	RealPage, Inc. (a)	199

3,533	RingCentral, Inc., Class – A (a)	596

90,544	Salesforce.com, Inc. (a)	14,726

10,932	SAP AG, ADR	1,465

15,378	ServiceNow, Inc. (a)	4,342

4,278	Smartsheet, Inc. (a)	192

982	SolarWinds Corp. (a)	18

19,516	Splunk, Inc. (a)	2,922

54,748	SS&C Technologies Holdings, Inc.	3,362

7,127	Synopsys, Inc. (a)	992

72,722	Talend SA, ADR (a)	2,844

1,832	The Trade Desk, Inc. (a)	475

2,515	Tyler Technologies, Inc. (a)	755

3,835	VMware, Inc., Class – A (a)	582

21,169	Workday, Inc., Class – A (a)	3,480

5,162	Zendesk, Inc. (a)	396

2,952	Zscaler, Inc. (a)	137

		150,064

	Specialty Retail — 2.31%

4,339	Advance Auto Parts, Inc.	695

1,052	AutoNation, Inc. (a)	51

1,735	AutoZone, Inc. (a)	2,068

5,510	Best Buy Co., Inc.	484

3,833	Burlington Stores, Inc. (a)	874

6,898	CarMax, Inc. (a)	605

2,012	Carvana Co. (a)	185

957	Dick’s Sporting Goods, Inc.	47

2,615	Five Below, Inc. (a)	334

3,045	Floor & Decor Holdings, Inc., Class – A (a)	155

1,708	Foot Locker, Inc.	67

4,242	Gap, Inc.	75

5,574	L Brands, Inc.	101

60,365	Lowe’s Cos., Inc.	7,229

4,762	O’Reilly Automotive, Inc. (a)	2,087

682	Penske Automotive Group, Inc.	34

17,289	Ross Stores, Inc.	2,013

47,907	The Home Depot, Inc.	10,461

65,774	The TJX Cos., Inc.	4,016

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Specialty Retail (continued)

2,119	Tiffany & Co.	$283

6,851	Tractor Supply Co.	640

4,010	Ulta Beauty, Inc. (a)	1,015

1,510	Urban Outfitters, Inc. (a)	42

1,759	Williams-Sonoma, Inc.	130

		33,691

	Technology Hardware, Storage & Peripherals — 5.18%

247,669	Apple, Inc.	72,727

6,153	Dell Technologies, Inc. (a)	316

24,998	Hewlett Packard Enterprise Co.	396

30,664	HP, Inc.	630

5,703	NCR Corp. (a)	201

11,879	NetApp, Inc.	740

10,684	Pure Storage, Inc., Class – A (a)	183

5,197	Western Digital Corp.	330

3,033	Xerox Holdings Corp.	112

		75,635

	Textiles, Apparel & Luxury Goods — 1.45%

11,226	Adidas AG, ADR	1,827

4,771	Capri Holdings Ltd. (a)	182

1,253	Carter’s, Inc.	137

1,193	Columbia Sportswear Co.	119

14,977	Hanesbrands, Inc.	222

39,330	Kering SA, ADR	2,571

16,760	Lululemon Athletica, Inc. (a)	3,883

94,567	NIKE, Inc., Class – B	9,581

1,217	PVH Corp.	128

831	Ralph Lauren Corp.	97

4,137	Skechers USA, Inc., Class – A (a)	178

4,778	Tapestry, Inc.	129

7,181	Under Armour, Inc., Class – A (a)	156

7,374	Under Armour, Inc., Class – C (a)	141

16,610	V.F. Corp.	1,656

		21,007

	Thrifts & Mortgage Finance — 0.02%

389	LendingTree, Inc. (a)	118

6,652	MGIC Investment Corp.	95

7,349	New York Community Bancorp, Inc.	88

866	TFS Financial Corp.	17

		318

	Tobacco — 0.46%

74,476	Altria Group, Inc.	3,716

36,042	Philip Morris International, Inc.	3,068

		6,784

	Trading Companies & Distributors — 0.41%

2,084	Air Lease Corp.	99

25,427	Fastenal Co.	940

9,951	HD Supply Holdings, Inc. (a)	401

881	MSC Industrial Direct Co., Inc., Class – A	69

20,141	United Rentals, Inc. (a)	3,358

2,827	Univar Solutions, Inc. (a)	69

2,686	W.W. Grainger, Inc.	909

Shares	Security Description	Value (000)

	Trading Companies & Distributors (continued)

605	Watsco, Inc.	$109

897	WESCO International, Inc. (a)	53

		6,007

	Transportation Infrastructure — 0.00%

1,078	Macquarie Infrastructure Corp.	46

	Water Utilities — 0.15%

9,786	American Water Works Co., Inc.	1,202

21,073	Aqua America, Inc.	989

		2,191

	Wireless Telecommunication Services — 0.08%

9,548	Sprint Nextel Corp. (a)	50

1,878	Telephone & Data Systems, Inc.	48

14,182	T-Mobile USA, Inc. (a)	1,112

91	U.S. Cellular Corp. (a)	3

		1,213

	Total Common Stocks	1,429,619

Principal Amount (000)

	U.S. Treasury Obligation — 0.01%

$110	U.S. Treasury Bill, 1.48%, 3/12/20 (b)(c)	110

	Total U.S. Treasury Obligation	110

Shares

	Exchange-Traded Fund — 0.04%

3,372	iShares Russell 1000 ETF	602

	Total Exchange-Traded Fund	602

	Investment Companies — 2.35%

34,319,122	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.49% (d)	34,319

	Total Investment Companies	34,319

	Total Investments (cost $1,054,386) — 100.22%	1,464,650
	Liabilities in excess of other assets — (0.22)%	(3,283)

	Net Assets — 100.00%	$1,461,367

(a)	Represents non-income producing security.

(b)	The rate disclosed represents effective yield at purchase.

(c)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.

(d)	The rate disclosed is the rate in effect on December 31, 2019.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

REIT — Real Estate Investment Trust

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2019 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2019.

The Institutional Growth Equity Portfolio	Jennison Associates, LLC	Mellon Investments Corporation	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	10.46%	87.36%	—	—	97.82%
U.S. Treasury Obligation	—	0.01%	—	—	0.01%
Exchange-Traded Fund	—	0.04%	—	—	0.04%
Investment Companies	—	0.05%	1.57%	0.73%	2.35%
Other Assets (Liabilities)	0.12%	0.18%	-0.52%	0.00%	-0.22%

Total Net Assets	10.58%	87.64%	1.05%	0.73%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

Amounts designated as “0.00%” round to less than 0.005%.

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2019.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini Nasdaq 100 Future	80	3/20/20	$14,003	$418
E-Mini S&P 500 Future	261	3/20/20	42,166	764

			$56,169	$1,182

	Total Unrealized Appreciation			$1,182
	Total Unrealized Depreciation			—

	Total Net Unrealized Appreciation/(Depreciation)			$1,182

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks — 92.27%

	Aerospace & Defense — 0.86%

1,174	AAR Corp.	$53

272	Aerojet Rocketdyne Holdings, Inc. (a)	12

507	Aerovironment, Inc. (a)	31

190	Astronics Corp. (a)	5

2,162	Axon Enterprise, Inc. (a)	158

1,392	Cubic Corp.	88

700	Curtiss-Wright Corp.	99

118	Ducommun, Inc. (a)	6

15,850	Kratos Defense & Security Solutions, Inc. (a)	286

615	Maxar Technologies, Inc.	10

399	Mercury Systems, Inc. (a)	28

182	Moog, Inc., Class – A	16

26	National Presto Industries, Inc.	2

1,177	Triumph Group, Inc.	30

1,266	Wesco Aircraft Holdings, Inc. (a)	14

		838

	Air Freight & Logistics — 0.21%

1,131	Air Transport Services Group, Inc. (a)	27

1,219	Atlas Air Worldwide Holdings, Inc. (a)	34

671	Forward Air Corp.	47

1,032	Hub Group, Inc., Class – A (a)	52

7,398	Radiant Logistics, Inc. (a)	41

		201

	Airlines — 4.09%

2,331	Alaska Air Group, Inc.	158

324	Allegiant Travel Co.	56

23,900	American Airlines Group, Inc.	685

15,057	Azul SA, ADR (a)	644

50,044	Controladora Vuela Cia de Aviacion SAB de CV, ADR (a)	521

2,660	Hawaiian Holdings, Inc.	78

18,001	JetBlue Airways Corp. (a)	337

20,734	Mesa Air Group, Inc. (a)	185

1,190	SkyWest, Inc.	77

876	Spirit Airlines, Inc. (a)	35

13,960	United Airlines Holdings, Inc. (a)	1,231

		4,007

	Auto Components — 1.36%

2,086	Adient PLC (a)	44

2,664	American Axle & Manufacturing Holdings, Inc. (a)	29

5,146	BorgWarner, Inc.	223

2,829	Cooper Tire & Rubber Co.	81

30,374	Dana, Inc.	553

66	Dorman Products, Inc. (a)	5

854	Fox Factory Holding Corp. (a)	59

787	Gentherm, Inc. (a)	35

47	LCI Industries	5

7,079	Modine Manufacturing Co. (a)	55

839	Standard Motor Products, Inc.	45

3,466	Stoneridge, Inc. (a)	101

2,269	Tenneco, Inc.	30

833	Visteon Corp. (a)	72

		1,337

Shares	Security Description	Value (000)

	Automobiles — 0.03%

467	Winnebago Industries, Inc.	$25

	Banks — 6.51%

1,257	1st Source, Inc.	65

461	Amerant Bancorp, Inc. (a)	10

66	American National Bankshares, Inc.	3

1,343	Ameris Bancorp	57

443	BancFirst Corp.	28

1,774	BancorpSouth Bank	56

3,658	Bank of Commerce Holdings	42

86	Bank of Marin Bancorp	4

3,649	Banner Corp.	205

2,332	BCB Bancorp, Inc.	32

1,801	Berkshire Hills Bancorp, Inc.	59

3,659	Boston Private Financial Holdings, Inc.	44

1,507	Bridge Bancorp, Inc.	51

4,915	Brookline Bancorp, Inc.	81

1,344	Bryn Mawr Bank Corp.	55

38	C&F Financial Corp.	2

2,987	Cadence Bancorp	54

75	Carolina Financial Corp.	3

2,451	Cathay Bancorp, Inc.	93

4,158	CenterState Bank Corp.	104

56	Chemung Financial Corp.	2

972	City Holding Co.	80

92	CNB Financial Corp.	3

6,012	Columbia Banking System, Inc.	244

1,130	Community Trust Bancorp, Inc.	53

614	ConnectOne Bancorp, Inc.	16

1,989	Cullen/Frost Bankers, Inc.	194

526	Customers Bancorp, Inc. (a)	13

2,475	CVB Financial Corp.	53

1,831	Eagle Bancorp, Inc.	89

1,650	Enterprise Financial Services Corp.	80

959	FB Financial Corp.	38

65	Financial Institutions, Inc.	2

697	First Bancorp	28

30,889	First Bancorp	327

3,065	First Busey Corp.	84

7	First Citizens BancShares, Inc., Class – A	4

5,758	First Commonwealth Financial Corp.	84

77	First Community Bancshares, Inc.	2

273	First Financial Bancorp	7

464	First Financial Bankshares, Inc.	16

1,067	First Financial Corp.	49

391	First Financial Northwest, Inc.	6

725	First Foundation, Inc.	13

180	First Internet Bancorp	4

112	First Interstate BancSystem, Inc., Class – A	5

1,299	First Merchants Corp.	54

4,846	First Midwest Bancorp, Inc.	112

527	First Northwest Bancorp	10

193	First United Corp.	5

2,228	Flushing Financial Corp.	48

278	Fulton Financial Corp.	5

1,184	German American Bancorp, Inc.	42

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Banks (continued)

89	Glacier Bancorp, Inc.	$4

63	Great Southern Bancorp, Inc.	4

2,686	Great Western Bancorp, Inc.	93

63	Hancock Whitney Corp.	3

80	Heartland Financial USA, Inc.	4

3,840	Heritage Commerce Corp.	49

872	Heritage Financial Corp.	25

1,703	Hilltop Holdings, Inc.	42

5,117	Hope Bancorp, Inc.	76

2,750	Horizon Bancorp, Inc.	52

3,159	Iberiabank Corp.	236

2,077	Independent Bank Corp.	47

616	Independent Bank Corp.	51

661	Independent Bank Group, Inc.	37

1,968	International Bancshares Corp.	85

384	Investors Bancorp, Inc.	5

231	Lakeland Bancorp, Inc.	4

1,604	Lakeland Financial Corp.	78

285	LCNB Corp.	6

1,980	Mackinac Financial Corp.	35

701	National Bank Holdings Corp., Class – A	25

50	National Bankshares, Inc.	2

116	Northrim Bancorp, Inc.	4

651	OFG Bancorp	15

250	Old National Bancorp	5

1,555	Opus Bank	40

657	Pacific Mercantile Bancorp (a)	5

1,405	Pacific Premier Bancorp, Inc.	46

2,895	PacWest Bancorp	111

787	Park National Corp.	81

350	Peapack-Gladstone Financial Corp.	11

112	Peoples Bancorp, Inc.	4

3,135	People’s United Financial, Inc.	53

5,762	Popular, Inc.	339

190	Preferred Bank	11

141	Premier Financial Bancorp, Inc.	3

604	Prosperity Bancshares, Inc.	43

1,955	Renasant Co.	69

8,272	Republic First Bancorp, Inc. (a)	35

2,833	Richmond Mutual Bancorp, Inc. (a)	45

2,052	S & T Bancorp, Inc.	83

1,171	Sandy Spring Bancorp, Inc.	44

7,606	Seacoast Banking Corp. (a)	232

2,138	Select Bancorp, Inc. (a)	26

2,448	ServisFirst Bancshares, Inc.	92

102	Sierra Bancorp	3

2,159	Simmons First National Corp., Class – A	58

627	South State Corp.	54

682	Southside Bancshares, Inc.	25

69	TCF Financial Corp.	3

3,211	Texas Capital Bancshares, Inc. (a)	182

359	The Bancorp, Inc. (a)	5

1,301	The Bank of N.T. Butterfield & Son Ltd.	48

444	The First of Long Island Corp.	11

Shares	Security Description	Value (000)

	Banks (continued)

899	Tompkins TrustCo, Inc.	$82

1,585	TowneBank	44

220	TriCo Bancshares	9

452	Tristate Capital Holdings, Inc. (a)	12

333	Triumph Bancorp, Inc. (a)	13

1,529	Trustmark Corp.	53

1,379	UMB Financial Corp.	95

109	Umpqua Holdings Corp.	2

1,873	United Community Banks, Inc.	58

1,168	Valley National Bancorp	13

1,233	Veritex Holdings, Inc.	36

3,740	Webster Financial Corp.	200

1,981	WesBanco, Inc.	75

1,795	Wintrust Financial Corp.	127

		6,388

	Beverages — 0.09%

25	Coca-Cola Consolidated Inc.	7

676	Craft Brew Alliance, Inc. (a)	11

309	MGP Ingredients, Inc.	15

629	National Beverage Corp. (a)	32

2,558	New Age Beverages Corp. (a)	5

477	Primo Water Corp. (a)	5

45	The Boston Beer Co., Inc., Class – A (a)	17

		92

	Biotechnology — 4.21%

1,521	Acadia Pharmaceuticals, Inc. (a)	65

99	Acceleron Pharma, Inc. (a)	5

1,115	Achillion Pharmaceuticals, Inc. (a)	7

2,671	Acorda Therapeutics, Inc. (a)	5

1,297	Adamas Pharmaceuticals, Inc. (a)	5

9,765	ADMA Biologics, Inc. (a)	39

468	Adverum Biotechnologies, Inc. (a)	5

1,057	Aimmune Therapeutics, Inc. (a)	35

2,188	Akebia Therapeutics, Inc. (a)	14

721	Alector, Inc. (a)	12

215	Allakos, Inc. (a)	21

719	Allogene Therapeutics, Inc. (a)	19

311	AMAG Pharmaceuticals, Inc. (a)	4

728	Amicus Therapeutics, Inc. (a)	7

1,049	Anavex Life Sciences Corp. (a)	3

1,150	Apellis Pharmaceuticals, Inc. (a)	35

602	Arcus Biosciences, Inc. (a)	6

1,201	Ardelyx, Inc. (a)	9

1,188	Arena Pharmaceuticals, Inc. (a)	54

2,668	ArQule, Inc. (a)	53

2,221	Arrowhead Pharmaceuticals, Inc. (a)	141

1,184	Ascendis Pharma A/S, ADR (a)	165

1,225	Atara Biotherapeutics, Inc. (a)	20

1,625	Athenex, Inc. (a)	25

1,070	Audentes Therapeutics, Inc. (a)	64

229	Avrobio, Inc. (a)	5

2,041	BioCryst Pharmaceuticals, Inc. (a)	7

929	Biohaven Pharmaceutical Holding Co. Ltd. (a)	50

114	BioSpecifics Technologies Corp. (a)	6

348	Blueprint Medicines Corp. (a)	28

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Biotechnology (continued)

131	Bridgebio Pharma, Inc. (a)	$5

2,065	Calithera Biosciences, Inc. (a)	12

317	CareDx, Inc. (a)	7

515	ChemoCentryx, Inc. (a)	20

2,558	Chimerix, Inc. (a)	5

1,515	Clovis Oncology, Inc.^ (a)	16

1,472	Coherus Biosciences, Inc. (a)	27

941	Concert Pharmaceuticals, Inc. (a)	9

7,573	Cyclerion Therapeutics, Inc. (a)	21

451	Deciphera Pharmaceuticals, Inc. (a)	28

263	Denali Therapeutics, Inc. (a)	5

1,232	Dicerna Pharmaceuticals, Inc. (a)	27

1,544	Dynavax Technologies Corp. (a)	9

89	Eagle Pharmaceuticals, Inc. (a)	5

231	Editas Medicine, Inc. (a)	7

264	Eidos Therapeutics, Inc. (a)	15

1,085	Emergent BioSolutions, Inc. (a)	59

409	Enanta Pharmaceuticals, Inc. (a)	25

595	Enochian Biosciences, Inc. (a)	3

1,847	Epizyme, Inc. (a)	45

594	Esperion Therapeutics, Inc. (a)	35

1,244	Fate Therapeutics, Inc. (a)	24

631	Fibrogen, Inc. (a)	27

1,050	Five Prime Therapeutics, Inc. (a)	5

559	Forty Seven, Inc. (a)	22

319	G1 Therapeutics, Inc. (a)	8

767	Global Blood Therapeutics, Inc. (a)	61

8,237	GlycoMimetics Industries, Inc. (a)	44

1,020	Gossamer Bio, Inc. (a)	16

6,434	Halozyme Therapeutics, Inc. (a)	114

1,755	Heron Therapeutics, Inc. (a)	41

590	Homology Medicines, Inc. (a)	12

2,688	ImmunoGen, Inc. (a)	14

2,022	Immunomedics, Inc. (a)	43

18,557	Inovio Pharmaceuticals, Inc. (a)	61

2,118	Insmed, Inc. (a)	51

205	Intercept Pharmaceuticals, Inc. (a)	25

1,707	Intrexon Corp.^ (a)	9

2,061	Invitae Corp. (a)	33

2,726	Iovance Biotherapeutics, Inc. (a)	75

549	Ironwood Pharmaceuticals, Inc. (a)	7

1,037	Kadmon Holdings, Inc. (a)	5

1,397	Karyopharm Therapeutics, Inc. (a)	27

13,200	Kindred Biosciences, Inc. (a)	112

424	Kodiak Sciences, Inc. (a)	31

308	Kura Oncology, Inc. (a)	4

9,330	La Jolla Pharmaceutical Co. (a)	37

1,110	Lexicon Pharmaceuticals, Inc. (a)	5

652	Ligand Pharmaceuticals, Inc., Class – B (a)	68

841	MacroGenics, Inc. (a)	9

186	Madrigal Pharmaceuticals, Inc. (a)	17

3,275	MEI Pharma, Inc. (a)	8

239	MeiraGTx Holdings PLC (a)	5

5,131	Minerva Neurosciences, Inc. (a)	36

Shares	Security Description	Value (000)

	Biotechnology (continued)

276	Mirati Therapeutics, Inc. (a)	$36

542	Molecular Templates, Inc. (a)	8

2,342	Momenta Pharmaceuticals, Inc. (a)	46

1,632	Mustang Bio, Inc. (a)	7

14,912	Myriad Genetics, Inc. (a)	406

494	Natera, Inc. (a)	17

1,780	Neurocrine Biosciences, Inc. (a)	191

5,805	Oncocyte Corp. (a)	13

2,087	PDL BioPharma, Inc. (a)	7

918	Pieris Pharmaceuticals, Inc. (a)	3

823	Portola Pharmaceuticals, Inc. (a)	20

744	Prothena Corp. PLC (a)	12

1,361	PTC Therapeutics, Inc. (a)	65

827	Ra Pharmaceuticals, Inc. (a)	39

9,942	Recro Pharma, Inc.	182

793	Regenxbio, Inc. (a)	32

2,515	Repligen Corp. (a)	233

3,884	Retrophin, Inc. (a)	55

546	Rhythm Pharmaceuticals, Inc. (a)	13

3,117	Rigel Pharmaceuticals, Inc. (a)	7

448	Rocket Pharmaceuticals, Inc. (a)	10

863	Rubius Therapeutics, Inc.^ (a)	8

560	Sage Therapeutics, Inc. (a)	40

6,007	Sangamo Therapeutics, Inc. (a)	51

899	Seres Therapeutics, Inc. (a)	3

1,727	Sorrento Therapeutics, Inc.^ (a)	6

2,880	Spectrum Pharmaceuticals, Inc. (a)	10

5,283	Syndax Pharmaceuticals, Inc. (a)	46

1,819	Synlogic, Inc. (a)	5

1,063	Syros Pharmaceuticals, Inc. (a)	7

1,519	TG Therapeutics, Inc. (a)	17

121	Turning Point Therapeutics, Inc. (a)	8

187	Twist Bioscience Corp. (a)	4

1,299	Ultragenyx Pharmaceutical, Inc. (a)	55

445	UroGen Pharma Ltd. (a)	15

289	Vanda Pharmaceuticals, Inc. (a)	5

240	Veracyte, Inc. (a)	7

208	Xencor, Inc. (a)	7

1,685	Xoma Corp. (a)	46

483	Y-mAbs Therapeutics, Inc. (a)	15

1,363	ZIOPHARM Oncology, Inc. (a)	6

		4,118

	Building Products — 1.26%

486	AAON, Inc.	24

401	American Woodmark Corp. (a)	42

147	Apogee Enterprises, Inc.	5

12,037	Armstrong Flooring, Inc. (a)	51

3,545	Builders FirstSource, Inc. (a)	90

828	Continental Building Products, Inc. (a)	30

1,162	Cornerstone Building Brands, Inc. (a)	10

354	CSW Industrials, Inc.	27

1,045	Gibraltar Industries, Inc. (a)	53

234	Griffon Corp.	5

2,605	Jeld-Wen Holding, Inc. (a)	61

887	Masonite International Corp. (a)	64

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Building Products (continued)

462	Patrick Industries, Inc.	$24

193	Quanex Building Products Corp.	3

76	Simpson Manufacturing Co., Inc.	6

6,018	Trex Company, Inc. (a)	542

4,158	Universal Forest Products, Inc.	198

		1,235

	Capital Markets — 1.91%

7,970	Artisan Partners Asset Management, Inc., Class – A	257

3	Ashford, Inc. (a)	—

818	Assetmark Financial Holdings, Inc. (a)	24

1,144	Blucora, Inc. (a)	30

4,980	Brightsphere Investment Group, Inc.	51

752	Donnelley Financial Solutions, Inc. (a)	8

2,294	Federated Investors, Inc., Class – B	75

2,038	Focus Financial Partners, Inc., Class – A (a)	60

5,473	Gain Capital Holdings, Inc.	22

62	GlassBridge Enterprises, Inc. (a)	16

184	Hamilton Lane, Inc.	11

118	Houlihan Lokey, Inc.	6

215	International Fcstone, Inc. (a)	10

1,632	Ladenburg Thalmann Financial Services, Inc.	6

5,102	LPL Financial Holdings, Inc.	470

365	Piper Jaffray Cos., Inc.	29

3,287	Raymond James Financial, Inc.	294

3,900	Safeguard Scientifics, Inc.	43

400	Sculptor Capital Management, Inc.	9

3,724	Stifel Financial Corp.	226

4,171	Victory Capital Holdings, Inc., Class – A	87

90	Virtus Investment Partners, Inc.	11

4,748	Waddell & Reed Financial, Inc., Class – A	79

1,413	Westwood Holdings Group, Inc.	42

		1,866

	Chemicals — 2.29%

2,448	Albemarle Corp.	179

229	American Vanguard Corp.	4

70	Balchem Corp.	7

48	Cabot Corp.	2

98	Chase Corp.	12

4,664	Ferro Corp. (a)	69

6,817	FMC Corp.	681

522	FutureFuel Corp.	6

2,895	GCP Applied Technologies, Inc. (a)	66

1,212	H.B. Fuller Co.	63

2,933	Huntsman Corp.	71

95	Ingevity Corp. (a)	8

93	Innophos Holdings, Inc.	3

51	Innospec, Inc.	5

11,784	Kraton Corp. (a)	298

3,377	Kronos Worldwide, Inc.	45

1,743	Minerals Technologies, Inc.	100

394	NewMarket Corp.	192

1,433	Orion Engineered Carbons SA	28

1,824	PolyOne Corp.	67

291	PQ Group Holdings, Inc. (a)	5

Shares	Security Description	Value (000)

	Chemicals (continued)

883	Rayonier Advanced Materials, Inc.	$3

118	Sensient Technologies Corp.	8

486	Stepan Co.	50

160	Tredegar Corp.	4

1,303	Trinseo SA	48

19,063	Tronox Holdings PLC, Class – A	218

1,337	Valhi, Inc.	3

		2,245

	Commercial Services & Supplies — 2.23%

2,734	ABM Industries, Inc.	103

1,359	ACCO Brands Corp.	13

1,729	Advanced Disposal Services, Inc. (a)	57

5,117	Aqua Metals, Inc.^ (a)	4

783	Brady Corp., Class – A	45

2,196	BrightView Holdings, Inc. (a)	37

1,307	Casella Waste Systems, Inc. (a)	60

7,424	CECO Environmental Corp. (a)	57

41	Cimpress PLC (a)	5

19,798	Covanta Holding Corp.	294

1,976	Deluxe Corp.	99

606	Ennis, Inc.	13

3,661	Healthcare Services Group, Inc.	89

461	Herman Miller, Inc.	19

2,236	HNI Corp.	84

27,072	Interface, Inc.	448

483	Kimball International, Inc., Class – B	10

1,165	Knoll, Inc.	29

1,641	Matthews International Corp., Class – A	63

749	McGrath RentCorp	57

2,299	Mobile Mini, Inc.	87

82	MSA Safety, Inc.	10

3,888	PICO Holdings, Inc. (a)	43

11,074	Pitney Bowes, Inc.	45

1,061	Quad/Graphics, Inc.	5

14,069	RR Donnelley & Sons Co.	56

1,367	SP Plus Corp. (a)	58

5,179	Steelcase, Inc., Class – A	106

269	Tetra Tech, Inc.	23

926	The Brink’s Co.	84

24	UniFirst Corp.	5

1,089	Viad Corp.	74

48	VSE Corp.	2

		2,184

	Communications Equipment — 0.94%

7,622	Acacia Communications, Inc. (a)	516

3,296	Audiocodes Ltd.	85

118	Ciena Corp. (a)	5

673	Clearfield, Inc. (a)	9

129	Comtech Telecommunications Corp.	5

626	DASAN Zhone Solutions, Inc. (a)	6

722	Extreme Networks, Inc. (a)	5

4,172	Infinera Corp. (a)	33

1,556	InterDigital, Inc.	85

1,578	Lumentum Holdings, Inc. (a)	125

1,731	NetScout Systems, Inc. (a)	42

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Communications Equipment (continued)

489	Viavi Solutions, Inc. (a)	$7

		923

	Construction & Engineering — 2.30%

2,038	AECOM (a)	88

417	Aegion Corp. (a)	9

1,546	Ameresco, Inc., Class – A (a)	27

1,158	Arcosa, Inc.	52

93	Argan, Inc.	4

1,875	Comfort Systems USA, Inc.	93

787	Concrete Pumping Holdings, Inc. (a)	4

101	Dycom Industries, Inc. (a)	5

280	EMCOR Group, Inc.	24

8,926	Granite Construction, Inc.	247

424	Great Lakes Dredge & Dock Co. (a)	5

9,524	MasTec, Inc. (a)	611

299	MYR Group, Inc. (a)	10

10,158	Orion Group Holdings, Inc. (a)	53

3,212	Primoris Services Corp.	71

69,320	Tutor Perini Corp. (a)	892

2,938	Willscot Corp. (a)	54

		2,249

	Construction Materials — 0.59%

1,627	Eagle Materials, Inc., Class – A	148

1,058	Martin Marietta Materials, Inc.	296

5,497	Summit Materials, Inc., Class – A (a)	131

		575

	Consumer Finance — 0.49%

137	Encore Capital Group, Inc. (a)	5

6,605	Green Dot Corp., Class – A (a)	154

426	Nelnet, Inc., Class – A	25

8,161	PRA Group, Inc. (a)	296

		480

	Containers & Packaging — 0.37%

1,316	AptarGroup, Inc.	152

12,386	Graphic Packaging Holding Co.	207

118	Greif, Inc., Class – A	5

		364

	Distributors — 0.07%

340	Pool Corp.	72

	Diversified Consumer Services — 1.10%

7,549	Adtalem Global Education, Inc. (a)	264

4,860	Chegg, Inc. (a)	184

114	Collectors Universe, Inc.	3

2,082	Frontdoor, Inc. (a)	99

127	Grand Canyon Education, Inc. (a)	12

1,411	Houghton Mifflin Harcourt Co. (a)	9

250	K12, Inc. (a)	5

300	Laureate Education, Inc., Class – A (a)	5

22,098	Perdoceo Education Corp. (a)	407

121	Strategic Education, Inc.	19

1,949	WW International, Inc. (a)	74

		1,081

Shares	Security Description	Value (000)

	Diversified Financial Services — 0.36%

571	Banco Latinoamericano de Comercio Exterior SA, Class – E	$12

2,195	Cannae Holdings, Inc. (a)	82

3,467	FGL Holdings, Inc.	37

9,830	Jefferies Financial Group, Inc.	210

99	Marlin Business Services Corp.	2

1,231	On Deck Capital, Inc. (a)	5

		348

	Diversified Telecommunication Services — 0.91%

206	ATN International, Inc.	11

383	Bandwidth, Inc. (a)	25

2,217	Cincinnati Bell, Inc. (a)	23

11,065	Cogent Communications Holdings, Inc.	728

5,817	IDT Corp. (a)	42

2,355	Iridium Communications, Inc. (a)	58

		887

	Electric Utilities — 0.35%

1,695	El Paso Electric Co.	114

3,048	Genie Energy Ltd.	24

98	Hawaiian Electric Industries, Inc.	5

33	IDACORP, Inc.	4

1,454	MGE Energy, Inc.	114

1,016	Otter Tail Corp.	52

158	PNM Resources, Inc.	8

337	Portland General Electric Co.	19

489	Spark Energy, Inc., Class – A	5

		345

	Electrical Equipment — 0.67%

1,114	Atkore International Group, Inc. (a)	45

618	AZZ, Inc.	28

790	Bloom Energy Corp., Class – A (a)	6

3,473	Encore Wire Corp.	199

2,132	EnerSys	160

1,689	Enphase Energy, Inc. (a)	44

490	Generac Holdings, Inc. (a)	49

1,604	Plug Power, Inc. (a)	5

97	Powell Industries, Inc.	5

6,717	Sunrun, Inc. (a)	93

182	Thermon Group Holdings, Inc. (a)	5

423	Vicor Corp. (a)	20

		659

	Electronic Equipment, Instruments & Components — 3.33%

868	Anixter International, Inc. (a)	80

1,370	Arlo Technologies, Inc. (a)	6

1,730	AVX Corp.	35

681	Badger Meter, Inc.	44

929	Belden, Inc.	51

1,367	Benchmark Electronics, Inc.	47

34	Dolby Laboratories, Inc., Class – A	2

318	ePlus, Inc. (a)	27

3,153	Fabrinet (a)	204

5,345	Fitbit, Inc., Class – A (a)	35

27,195	Flex Ltd. (a)	343

1,005	Insight Enterprises, Inc. (a)	71

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Electronic Equipment, Instruments & Components (continued)

565	IPG Photonics Corp. (a)	$82

641	Iteris, Inc. (a)	3

6,494	Itron, Inc. (a)	546

12,267	Jabil, Inc.	508

3,712	KEMET Corp.	100

455	Kimball Electronics, Inc. (a)	8

2,844	Knowles Corp. (a)	60

555	Littelfuse, Inc.	106

21	Mesa Laboratories, Inc.	5

870	Methode Electronics, Inc.	34

612	nLight, Inc. (a)	12

503	Novanta, Inc. (a)	44

542	OSI Systems, Inc. (a)	55

114	PC Connection, Inc.	6

1,398	Plexus Corp. (a)	108

3,253	Rogers Corp. (a)	406

3,039	Sanmina Corp. (a)	104

129	ScanSource, Inc. (a)	5

34	SYNNEX Corp.	4

194	Tech Data Corp. (a)	28

2,355	TTM Technologies, Inc. (a)	35

3,155	Vishay Intertechnology, Inc.	67

		3,271

	Energy Equipment & Services — 1.55%

8,292	Archrock, Inc. Com	83

1,120	Cactus, Inc., Class – A	38

1,542	Covia Holdings Corp. (a)	3

3,456	Diamond Offshore Drilling, Inc. (a)	25

1,846	Dril-Quip, Inc. (a)	88

2,857	Forum Energy Technologies, Inc. (a)	5

10,382	Franks International N.V. (a)	54

195	Geospace Technologies Corp. (a)	3

3,375	Helix Energy Solutions Group, Inc. (a)	33

4,545	Ion Geophysical (a)	39

752	KLX Energy Services Holdings, Inc. (a)	5

1,265	Liberty Oilfield Services, Inc.	14

19,727	Mammoth Energy Services, Inc.	43

9,181	Nabors Industries Ltd.	26

3,094	Natural Gas Services Group, Inc. (a)	38

6,435	Nextier Oilfield Solutions, Inc. (a)	43

955	Nine Energy Service, Inc. (a)	7

32,992	Noble Corp. PLC (a)	40

5,674	Oceaneering International, Inc. (a)	85

1,538	Oil States International, Inc. (a)	25

491	ProPetro Holding Corp. (a)	6

494	SEACOR Holdings, Inc. (a)	21

204	SEACOR Marine Holdings, Inc. (a)	3

1,063	Select Energy Services, Inc. (a)	10

2,524	Smart Sand, Inc. (a)	6

8,525	TechnipFMC PLC	183

62,969	Transocean Ltd. (a)	433

23,446	Valaris PLC^	154

		1,513

Shares	Security Description	Value (000)

	Entertainment — 0.39%

3,100	Ballantyne Strong, Inc. (a)	$10

8,685	Eros International PLC (a)	29

101,625	Global Eagle Entertainment, Inc. (a)	51

2,755	Glu Mobile, Inc. (a)	17

1,891	IMAX Corp. (a)	39

858	Liberty Media Corp.-Liberty Braves, Class – C (a)	25

20,346	Lions Gate Entertainment Corp., Class – B (a)	202

154	Marcus Corp.	5

		378

	Equity Real Estate Investment Trusts — 3.69%

2,510	Alexander & Baldwin, Inc.	53

3,912	American Finance Trust, Inc.	52

6,576	Bluerock Residential Growth REIT, Inc.	79

2,306	CareTrust REIT, Inc.	48

11,854	Cedar Realty Trust, Inc.	35

2,808	Chatham Lodging Trust	51

5,372	Clipper Realty, Inc.	57

4,210	CorePoint Lodging, Inc.	45

11,932	Corporate Office Properties Trust	350

1,335	Cousins Properties, Inc.	55

9,397	DiamondRock Hospitality Co.	104

1,752	Easterly Government Properties, Inc.	42

1,926	EastGroup Properties, Inc.	255

5,118	Equity Commonwealth	168

413	Farmland Partners, Inc.	3

696	First Industrial Realty Trust, Inc.	29

8,236	Franklin Street Properties Corp.	71

743	Front Yard Residential Corp.	9

2,205	Getty Realty Corp.	72

437	Gladstone Land Corp.	6

6,912	Global Medical REIT, Inc.	91

3,640	Global Net Lease, Inc.	74

152	Healthcare Realty Trust, Inc.	5

2,387	Independence Realty Trust, Inc.	34

2,138	Industrial Logistics Property Trust	48

1,805	Innovative Industrial Properties, Inc.^	137

1,414	iStar, Inc.	21

4,657	Kite Realty Group Trust	91

5,636	Lexington Realty Trust	60

2,041	LTC Properties, Inc.	91

2,954	Mack-Cali Realty Corp.	68

5,373	Monmouth Real Estate Investment Corp., Class – A	78

1,583	National Storage Affiliates	53

1,748	Office Properties Income Trust	56

2,410	Pebblebrook Hotel Trust	65

4,130	Piedmont Office Realty Trust, Inc., Class – A	92

1,225	PotlatchDeltic Corp.	53

24	PS Business Parks, Inc.	4

97	QTS Realty Trust, Inc., Class – L	5

611	Rexford Industrial Realty, Inc.	28

5,279	RLJ Lodging Trust	94

5,241	RPT Realty	79

67	Ryman Hospitality Properties, Inc.	6

634	Saul Centers, Inc.	33

1,124	Seritage Growth Properties	45

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Equity Real Estate Investment Trusts (continued)

151	STAG Industrial, Inc.	$5

6,298	Summit Hotel Properties, Inc.	78

5,339	Sunstone Hotel Investors, Inc.	74

5,427	Tanger Factory Outlet Centers, Inc.^	80

10,828	Uniti Group, Inc.^	89

304	Universal Health Realty Income Trust	36

3,918	Urban Edge Properties	75

703	Urstadt Biddle Properties, Inc., Class – A	17

2,527	Washington Prime Group, Inc.^	9

3,500	Washington Real Estate Investment Trust	102

2,695	Xenia Hotels & Resorts, Inc.	58

		3,618

	Food & Staples Retailing — 0.36%

413	BJ’s Wholesale Club Holdings, Inc., Class – C (a)	9

1,052	Casey’s General Stores, Inc.	167

136	Chefs’ Warehouse Holdings LLC (a)	5

191	Ingles Markets, Inc., Class – A	9

504	Natural Grocers by Vitamin Cottage, Inc.	5

382	Performance Food Group Co. (a)	20

534	PriceSmart, Inc.	38

1,005	Rite Aid Corp.^ (a)	16

664	SpartanNash Co.	9

749	The Andersons, Inc.	19

1,471	Weis Markets, Inc.	60

		357

	Food Products — 1.09%

1,779	B&G Foods, Inc.^	32

539	Calavo Growers, Inc.	49

796	Cal-Maine Foods, Inc.	34

14,400	Darling Ingredients, Inc. (a)	405

1,375	Fresh Del Monte Produce, Inc.	48

423	Freshpet, Inc. (a)	25

4,840	Hostess Brands, Inc. (a)	70

1,147	J&J Snack Foods Corp.	211

39	John B. Sanfilippo & Son, Inc.	4

351	Lancaster Colony Corp.	56

415	Sanderson Farms, Inc.	73

776	The Simply Good Foods Co. (a)	22

1,068	Tootsie Roll Industries, Inc.	36

		1,065

	Gas Utilities — 0.62%

879	Chesapeake Utilities Corp.	84

2,479	New Jersey Resources Corp.	110

1,429	Northwest Natural Holding Co.	105

151	One Gas, Inc.	14

3,770	South Jersey Industries, Inc.	125

65	Southwest Gas Holdings, Inc.	5

3,613	UGI Corp.	164

		607

	Health Care Equipment & Supplies — 5.52%

635	Abiomed, Inc. (a)	108

1,610	Accuray, Inc. (a)	5

160	AtriCure, Inc. (a)	5

Shares	Security Description	Value (000)

	Health Care Equipment & Supplies (continued)

191	Axonics Modulation Technologies, Inc. (a)	$5

382	BioSig Technologies, Inc. (a)	2

1,924	Cantel Medical Corp.	136

10,744	Cardiovascular Systems, Inc. (a)	522

189	CryoLife, Inc. (a)	5

1,226	CytoSorbents Corp. (a)	5

3,277	Dexcom, Inc. (a)	717

1,277	Edwards Lifesciences Corp. (a)	298

188	Globus Medical, Inc. (a)	11

464	Haemonetics Corp. (a)	53

435	Inogen, Inc. (a)	30

5,180	Insulet Corp. (a)	887

772	Integer Holdings Corp. (a)	62

145	Intricon Corp. (a)	3

5,703	Invacare Corp.	51

1,961	iRhythm Technologies, Inc. (a)	134

85	LivaNova PLC (a)	6

781	Meridian Bioscience, Inc.	8

5,202	Merit Medical Systems, Inc. (a)	163

155	Natus Medical, Inc. (a)	5

3,143	Neogen Corp. (a)	205

6,676	Neuronetics, Inc. (a)	30

953	Nevro Corp. (a)	112

1,320	Novocure Ltd. (a)	111

257	NuVasive, Inc. (a)	20

1,139	OraSure Technologies, Inc. (a)	9

429	Orthofix Medical, Inc. (a)	20

77	Quidel Corp. (a)	6

2,173	Rockwell Medical, Inc. (a)	5

142	Shockwave Medical, Inc. (a)	6

278	Silk Road Medical, Inc. (a)	11

3,123	STAAR Surgical Co. (a)	110

1,725	STERIS PLC	263

73	Tactile Systems Technology, Inc. (a)	5

4,428	Tandem Diabetes Care, Inc. (a)	264

2,242	The Cooper Cos., Inc.	720

895	Varex Imaging Corp. (a)	27

1,227	West Pharmaceutical Services, Inc.	184

3,000	Wright Medical Group N.V. (a)	91

		5,420

	Health Care Providers & Services — 1.51%

9,339	Acadia Healthcare Company, Inc. (a)	311

126	Addus HomeCare Corp. (a)	12

158	Amedisys, Inc. (a)	26

634	AMN Healthcare Services, Inc. (a)	40

2,420	Brookdale Senior Living, Inc. (a)	18

13	Chemed Corp.	6

1,165	Community Health Systems, Inc. (a)	3

215	CorVel Corp. (a)	19

47	Encompass Health Corp.	3

1,170	Guardant Health, Inc. (a)	91

473	Hanger, Inc. (a)	13

2,244	HealthEquity, Inc. (a)	166

776	LHC Group, Inc. (a)	107

521	Magellan Health, Inc. (a)	41

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Health Care Providers & Services (continued)

36	Molina Heathcare, Inc. (a)	$5

512	National Healthcare Corp.	44

1,638	Option Care Health, Inc. (a)	6

833	Owens & Minor, Inc.	4

3,683	Patterson Companies, Inc.	75

277	Providence Service Corp. (a)	16

1,149	R1 RCM, Inc. (a)	15

2,616	Select Medical Holdings Corp. (a)	61

5,190	Tenet Healthcare Corp. (a)	198

1,204	The Ensign Group, Inc.	55

87	The Pennant Group, Inc. (a)	3

1,129	Tivity Health, Inc. (a)	23

1,075	U.S. Physical Therapy, Inc.	123

		1,484

	Health Care Technology — 0.77%

2,243	Allscripts Healthcare Solutions, Inc. (a)	22

236	Computer Programs & Systems, Inc.	6

631	Evolent Health, Inc. (a)	6

194	Health Catalyst, Inc. (a)	7

224	HMS Holdings Corp. (a)	7

1,693	Inovalon Holdings, Inc., Class – A (a)	32

2,082	Inspire Medical System, Inc. (a)	155

222	Livongo Health, Inc. (a)	6

1,300	NextGen Healthcare, Inc. (a)	21

2,991	Omnicell, Inc. (a)	244

243	Phreesia, Inc. (a)	6

2,925	Teladoc Health, Inc. (a)	244

		756

	Hotels, Restaurants & Leisure — 1.79%

486	BJ’s Restaurant, Inc.	18

2,070	Bloomin’ Brands, Inc.	46

937	Brinker International, Inc.	39

11,700	Century Casinos, Inc. (a)	93

142	Churchill Downs, Inc.	19

916	Dave & Buster’s Entertainment, Inc.	37

860	Denny’s Corp. (a)	17

389	Dine Brands Global, Inc.	32

7,494	Eldorado Resorts, Inc. (a)	447

3,295	J. Alexander’s Holdings, Inc. (a)	32

305	Marriott Vacations Worldwide Corp.	39

731	Papa John’s International, Inc.	46

2,612	Penn National Gaming, Inc. (a)	67

2,752	Planet Fitness, Inc., Class – A (a)	205

316	PlayAGS, Inc. (a)	4

12,047	Potbelly Corp. (a)	51

12,247	Red Lion Hotels Corp. (a)	46

1,660	Red Rock Resorts, Inc., Class – A	40

522	Ruth’s Hospitality Group, Inc.	11

1,326	Scientific Games Corp., Class – A (a)	36

156	SeaWorld Entertainment, Inc. (a)	5

83	Shake Shack, Inc., Class – A (a)	5

598	Texas Roadhouse, Inc., Class – A	34

2,146	The Cheesecake Factory, Inc.	83

406	The Habit Restaurants, Inc. (a)	4

Shares	Security Description	Value (000)

	Hotels, Restaurants & Leisure (continued)

267	Twin River Worldwide Holdings, Inc.	$7

718	Vail Resorts, Inc.	172

1,426	Wingstop, Inc.	123

		1,758

	Household Durables — 1.72%

1,687	Bassett Furniture Industries, Inc.	28

286	Cavco Industries, Inc. (a)	56

5,884	Century Communities, Inc. (a)	161

2,995	Gopro, Inc., Class – A (a)	13

14,634	Green Brick Partners, Inc. (a)	168

97	Helen of Troy Ltd. (a)	17

157	Hooker Furniture Corp.	4

693	iRobot Corp. (a)	35

856	La-Z-Boy, Inc.	27

4,300	LGI Homes, Inc. (a)	305

720	MDC Holdings, Inc.	27

1,111	Meritage Homes Corp. (a)	68

209	Roku, Inc. (a)	28

2,221	Skyline Champion Corp. (a)	70

1,679	Sonos, Inc. (a)	26

2,716	Taylor Morrison Home Corp., Class – A (a)	59

1,592	TopBuild Corp. (a)	164

3,928	TRI Pointe Homes, Inc. (a)	61

6,954	Universal Electronics, Inc. (a)	364

		1,681

	Household Products — 0.04%

250	Central Garden & Pet Co. (a)	8

1,000	Central Garden & Pet Co., Class – A (a)	29

30	WD-40 Co.	6

		43

	Independent Power and Renewable Electricity Producers — 0.19%

22,930	Atlantic Power Corp. (a)	53

1,620	Clearway Energy, Inc., Class – C	32

86	Ormat Technologies, Inc.	6

3,840	Pattern Energy Group, Inc.	103

		194

	Industrial Conglomerates — 0.03%

853	Raven Industries, Inc.	29

	Insurance — 1.87%

689	Ambac Financial Group, Inc. (a)	15

2,144	American Equity Investment Life Holding Co.	64

1,701	American Financial Group, Inc.	187

273	AMERISAFE, Inc.	18

4,637	Argo Group International Holdings Ltd.	305

917	Citizens, Inc. (a)	6

2,927	CNO Financial Group, Inc.	53

90	eHealth, Inc. (a)	9

946	Employers Holdings, Inc.	39

1,301	Everest Re Group Ltd.	361

2,153	FedNat Holding Co.	36

12,038	Genworth Financial, Inc., Class – A (a)	53

4,534	Goosehead Insurance, Inc.	192

819	Horace Mann Educators Corp.	36

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Insurance (continued)

328	James River Group Holdings	$14

655	Kinsale Capital Group, Inc.	67

1,894	MBIA, Inc. (a)	18

720	ProAssurance Corp.	26

186	Safety Insurance Group, Inc.	17

318	State Auto Financial Corp.	10

557	Stewart Information Services Corp.	23

656	Universal Insurance Holdings, Inc.	18

4,047	W.R. Berkley Corp.	279

		1,846

	Interactive Media & Services — 0.26%

400	Care.com, Inc. (a)	6

132	Cargurus, Inc. (a)	5

1,596	Cars.com, Inc. (a)	20

868	Eventbrite, Inc. (a)	18

674	Liberty TripAdvisor Holdings, Inc., Class – A (a)	5

5,095	QuinStreet, Inc. (a)	78

22,715	The Meet Group, Inc. (a)	113

206	Yelp, Inc. (a)	7

		252

	Internet & Direct Marketing Retail — 0.13%

185	1-800-Flowers.com, Inc., Class – A (a)	3

1,351	Etsy, Inc. (a)	59

724	Gaia, Inc. (a)	6

666	Overstock.com, Inc. (a)	5

1,784	Quotient Technology, Inc. (a)	18

453	Shutterstock, Inc. (a)	18

57	Stamps.com, Inc. (a)	5

254	Stitch Fix, Inc., Class – A (a)	7

522	The Realreal, Inc. (a)	10

		131

	IT Services — 3.34%

2,966	Alliance Data Systems Corp.	333

62	Booz Allen Hamilton Holding Corp.	4

36,077	Brightcove, Inc. (a)	314

20	CACI International, Inc., Class – A (a)	5

1,374	Cardtronics PLC (a)	61

526	Cass Information Systems, Inc.	30

4,142	Conduent, Inc. (a)	26

47	CoreLogic, Inc. (a)	2

783	CSG Systems International, Inc.	41

2,321	Euronet Worldwide, Inc. (a)	366

2,925	EVERTEC, Inc.	100

798	Exlservice Holdings, Inc. (a)	55

2,314	Global Payments, Inc.	422

450	GTT Communications, Inc.^ (a)	5

11,856	Information Services Group, Inc. (a)	30

1,247	Jack Henry & Associates, Inc.	182

25,888	KBR, Inc.	791

2,099	Limelight Networks, Inc. (a)	9

1,290	LiveRamp Holdings, Inc. (a)	62

78	ManTech International Corp., Class – A	6

289	MAXIMUS, Inc.	21

11,798	MoneyGram International, Inc. (a)	25

Shares	Security Description	Value (000)

	IT Services (continued)

1,563	NIC, Inc.	$35

767	Perficient, Inc. (a)	35

654	Perspecta, Inc.	17

381	Science Applications International Corp.	33

2,433	Sykes Enterprises, Inc. (a)	90

135	The Hackett Group, Inc.	2

111	TTEC Holdings, Inc.	4

68	Tucows, Inc. (a)	4

925	Twilio, Inc., Class – A (a)	91

4,813	Verra Mobility Corp. (a)	67

109	Virtusa Corp. (a)	5

		3,273

	Leisure Products — 0.37%

4,164	Callaway Golf Co.	88

77	Johnson Outdoors, Inc., Class – A	6

16,066	Vista Outdoor, Inc. (a)	120

4,167	Yeti Holdings, Inc. (a)	145

		359

	Life Sciences Tools & Services — 0.65%

13	Bio-Rad Laboratories, Inc., Class – A (a)	5

102	Bruker Biosciences Corp.	5

1,258	Codexis, Inc. (a)	20

2,529	Luminex Corp.	59

656	Medpace Holdings, Inc. (a)	55

191	NanoString Technologies, Inc. (a)	5

7,961	NeoGenomics, Inc. (a)	233

904	Pacific Biosciences of California, Inc. (a)	5

58	PRA Health Sciences, Inc. (a)	6

5,388	Qiagen N.V. (a)	182

1,153	Syneos Health, Inc. (a)	69

		644

	Machinery — 2.62%

2,517	Actuant Corp., Class – A	66

48	AGCO Corp.	4

60	Albany International Corp.	5

1,530	Altra Industrial Motion Corp.	55

414	Astec Industries, Inc.	17

874	Barnes Group, Inc.	54

360	Blue Bird Corp. (a)	8

1,130	Briggs & Stratton Corp.	8

759	Chart Industries, Inc. (a)	51

331	CIRCOR International, Inc. (a)	15

2,181	Columbus McKinnon Corp.	87

533	Douglas Dynamics, Inc.	29

646	ENPRO Industries, Inc.	43

56	ESCO Technologies, Inc.	5

3,382	Evoqua Water Technologies Co. (a)	64

1,842	Federal Signal Corp.	59

130	Franklin Electric Co., Inc.	7

393	Gencor Industries, Inc. (a)	5

1,892	Harsco Corp. (a)	44

105	Helios Technologies, Inc.	5

2,648	Hillenbrand, Inc.	88

151	Hurco Companies, Inc.	6

241	Hyster-Yale Materials Handling, Inc.	14

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Machinery (continued)

1,082	IDEX Corp.	$187

1,220	ITT, Inc.	90

741	John Bean Technologies Corp.	83

368	Kadant, Inc.	39

237	Kennametal, Inc.	9

3,017	Kornit Digital Ltd. (a)	103

1,067	Lincoln Electric Holdings, Inc.	103

229	Luxfer Holdings PLC	4

21,550	Meritor, Inc. (a)	565

151	Miller Industries, Inc.	6

1,319	Mueller Industries, Inc.	42

2,294	Mueller Water Products, Inc., Class – A	27

1,453	Navistar International Corp. (a)	42

498	NN, Inc.	5

47	Oshkosh Corp.	4

161	Park-Ohio Holdings Corp.	5

39	RBC Bearings, Inc. (a)	6

150	Rexnord Corp. (a)	5

268	Spartan Motors, Inc.	5

1,356	SPX Corp. (a)	69

1,977	SPX FLOW, Inc. (a)	97

170	Standex International Corp.	13

244	Tennant Co.	19

1,507	Terex Corp.	45

238	The Gorman-Rupp Co.	9

1,819	The Greenbrier Cos., Inc.	59

400	The Manitowoc Co., Inc. (a)	7

1,453	Titan International, Inc.	5

1,081	TriMas Corp. (a)	34

116	Trinity Industries, Inc.	3

685	Wabash National Corp.	10

940	WABCO Holdings, Inc. (a)	128

306	Welbilt, Inc. (a)	5

37	Woodward, Inc.	4

		2,576

	Marine — 0.33%

2,828	Kirby Corp. (a)	254

1,552	Matson, Inc.	63

7,324	Safe Bulkers, Inc. (a)	12

		329

	Media — 0.99%

7,226	Cardlytics, Inc. (a)	455

3,016	Clear Channel Outdoor Holdings, Inc. (a)	9

2,270	ComScore, Inc. (a)	11

3,973	Emerald Expositions Events, Inc.	42

1,047	Entercom Communications Corp.	5

5,787	Fluent, Inc. (a)	14

1,688	Gannett Co., Inc.	11

5,607	Gray Television, Inc. (a)	121

608	Liberty Lilac Group, Class – C (a)	12

1,343	Marchex, Inc. (a)	5

2,066	MDC Partners, Inc., Class – A (a)	6

715	Meredith Corp.	23

1,392	MSG Networks, Inc., Class – A (a)	24

Shares	Security Description	Value (000)

	Media (continued)

1,018	Nexstar Media Group, Inc., Class – A	$119

701	Scholastic Corp.	27

4,030	TEGNA, Inc.	67

270	The E.W. Scripps Co., Class – A	4

414	Tribune Publishing Co.	5

584	WideOpenwest, Inc. (a)	4

		964

	Metals & Mining — 2.73%

5,446	Agnico-Eagle Mines Ltd.	336

10,106	AK Steel Holding Corp. (a)	33

34,602	Allegheny Technologies, Inc. (a)	715

5,940	Carpenter Technology Corp.	296

555	Cleveland-Cliffs, Inc.	5

5,234	Coeur Mining, Inc. (a)	42

257	Commercial Metals Co.	6

3,679	Compass Minerals International, Inc.	224

12,135	Hecla Mining Co.	41

380	Kaiser Aluminum Corp.	42

482	Materion Corp.	29

5,434	Novagold Resources, Inc. (a)	49

248	Olympic Steel, Inc.	4

34,333	Pan American Silver Corp.	813

6,494	Timkensteel Corp. (a)	51

		2,686

	Mortgage Real Estate Investment Trusts — 0.68%

2,943	AG Mortgage Investment Trust, Inc.	45

81	Apollo Commercial Real Estate Finance, Inc.	1

831	Arbor Realty Trust, Inc.	12

4,191	ARMOUR Residential REIT, Inc.	75

443	Blackstone Mortgage Trust, Inc.	16

617	Cherry Hill Mortgage Investment Corp.	9

445	Dynex Capital, Inc.	8

1,873	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	60

1,567	KKR Real Estate Finance Trust, Inc.	32

2,760	Ladder Capital Corp.	50

13,053	New York Mortgage Trust, Inc.	81

2,092	Pennymac Mortgage Investment Trust	47

8,825	Redwood Trust, Inc.	147

3,520	TPG RE Finance Trust, Inc.	71

963	Western Asset Mortgage Capital Corp.	10

		664

	Multiline Retail — 0.07%

926	Big Lots, Inc.	27

529	Dillard’s, Inc., Class – A^	38

		65

	Multi-Utilities — 0.32%

2,595	Avista Corp.	125

1,453	Black Hills Corp.	114

1,139	Unitil Corp.	70

		309

	Oil, Gas & Consumable Fuels — 2.77%

572	Amplify Energy Corp.	4

857	Berry Petroleum Corp.	8

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Oil, Gas & Consumable Fuels (continued)

5,442	Callon Petroleum Co. (a)	$26

29,809	Centennial Resource Development, Inc., Class – A (a)	138

4,434	CNX Resources Corp. (a)	39

457	Comstock Resources, Inc. (a)	4

230	Delek US Holdings, Inc.	8

2,476	Energy Fuels, Inc.^ (a)	5

27,945	Euronav N.V.	350

873	Evolution Petroleum Corp.	5

7,092	Falcon Minerals Corp.	50

21,803	GasLog Ltd.	212

9,511	Golar LNG Ltd.	136

676	Green Plains, Inc.	10

15,171	Hallador Energy Co.	45

187	International Seaways, Inc. (a)	6

1,984	Jagged Peak Energy, Inc. (a)	17

5,163	Magnolia Oil & Gas Corp. (a)	65

1,501	Matador Resources Co. (a)	27

6,492	Montage Resources Corp. (a)	52

29,568	Navigator Holdings Ltd. (a)	399

12,629	Noble Energy, Inc.	314

2,581	Nordic American Tankers Ltd.	13

3,777	Northern Oil & Gas, Inc. (a)	9

1,675	Oasis Petroleum, Inc. (a)	5

14,435	Overseas Shipholding Group, Inc. (a)	33

2,537	Panhandle Oil & Gas, Inc., Class – A	28

842	Par Pacific Holdings, Inc. (a)	20

6,573	PDC Energy, Inc. (a)	172

1,629	Peabody Energy Corp.	15

14,809	QEP Resources, Inc.	67

244	Renewable Energy Group, Inc. (a)	7

103	REX American Resources Corp. (a)	8

9,091	SandRidge Energy, Inc. (a)	39

1,030	Scorpio Tankers, Inc.	41

3,236	SFL Corp. Ltd.	47

10,368	SM Energy Co.	117

12,932	Southwestern Energy Co. (a)	31

4,946	SRC Energy, Inc. (a)	20

281	Talos Energy, Inc. (a)	8

892	Teekay Corp.	5

1,277	Tellurian, Inc. (a)	9

1,899	World Fuel Services Corp.	82

		2,696

	Paper & Forest Products — 0.18%

2,221	Boise Cascade Co.	80

297	Clearwater Paper Corp. (a)	6

67	Domtar Corp.	3

907	Louisiana-Pacific Corp.	27

808	PH Glatfelter Co.	15

734	Schweitzer-Mauduit International, Inc.	31

646	Verso Corp. (a)	12

		174

	Personal Products — 0.18%

354	e.l.f. Beauty, Inc. (a)	6

Shares	Security Description	Value (000)

	Personal Products (continued)

2,121	Edgewell Personal Care Co. (a)	$66

418	Inter Parfums, Inc.	30

16	Nu Skin Enterprises, Inc., Class – A	1

947	USANA Health Sciences, Inc. (a)	74

		177

	Pharmaceuticals — 2.02%

2,127	AcelRx Pharmaceuticals, Inc.^ (a)	4

10,185	Acer Therapeutics, Inc.^ (a)	41

18,027	Aclaris Therapeutics, Inc. (a)	34

7,910	Aerie Pharmaceuticals, Inc. (a)	190

296	Akcea Therapeutics, Inc. (a)	5

1,332	Akorn, Inc. (a)	2

2,228	Amneal Pharmaceuticals, Inc. (a)	11

114	Arvinas, Inc. (a)	5

420	Assembly Biosciences, Inc. (a)	9

599	Axsome Therapeutics, Inc. (a)	62

3,976	Baudax Bio, Inc. (a)	28

122	Catalent, Inc. (a)	7

1,307	Corcept Therapeutics, Inc. (a)	16

763	CorMedix, Inc. (a)	6

3,000	Cumberland Pharmaceuticals, Inc. (a)	15

381	Dermira, Inc. (a)	6

112	Elanco Animal Health, Inc. (a)	3

11,642	ENDO International PLC (a)	55

3,254	EyePoint Pharmaceuticals, Inc. (a)	5

3,119	Horizon Therapeutics PLC (a)	113

5,792	Innoviva, Inc. (a)	82

570	Intersect ENT, Inc. (a)	14

717	Intra-Cellular Therapies, Inc. (a)	25

1,037	Kala Pharmaceuticals, Inc. (a)	4

428	Lannett Co., Inc. (a)	4

16,455	Marinus Pharmaceuticals, Inc. (a)	36

1,056	Myokardia, Inc. (a)	77

2,500	Nektar Therapeutics (a)	54

268	NGM Biopharmaceuticals, Inc. (a)	5

200	Omthera Pharmaceuticals, Inc.	—

489	Optinose, Inc. (a)	5

8,110	Pacira BioSciences, Inc. (a)	367

2,490	Phibro Animal Health Corp., Class – A	62

2,489	Prestige Consumer Healthcare, Inc. (a)	101

339	Reata Pharmaceuticals, Inc., Class – A (a)	69

1,048	Revance Therapeutics, Inc. (a)	17

218	Supernus Pharmaceuticals, Inc. (a)	5

2,064	The Medicines Co. (a)	175

99,033	TherapeuticsMD, Inc.^ (a)	239

232	Theravance Biopharma, Inc. (a)	6

535	WaVe Life Sciences Ltd. (a)	4

142	Zogenix, Inc. (a)	7

854	Zynerba Pharmaceuticals, Inc.^ (a)	5

		1,980

	Professional Services — 0.55%

18,649	Acacia Research Corp. (a)	50

375	ASGN, Inc. (a)	27

54	Barrett Business Services, Inc.	5

1,901	CBIZ, Inc. (a)	51

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Professional Services (continued)

92	Exponent, Inc.	$6

302	Forrester Research, Inc. (a)	13

56	FTI Consulting, Inc. (a)	6

447	Heidrick & Struggles International, Inc.	15

815	Huron Consulting Group, Inc. (a)	56

603	ICF International, Inc.	55

788	Kelly Services, Inc., Class – A	18

982	Kforce, Inc.	39

1,175	Korn Ferry	50

333	Mistras Group, Inc. (a)	5

312	Resources Connections, Inc.	5

87	TriNet Group, Inc. (a)	5

2,445	TrueBlue, Inc. (a)	58

1,350	Upwork, Inc. (a)	14

1,821	Willdan Group, Inc. (a)	58

		536

	Real Estate Management & Development — 0.46%

1,898	Cushman & Wakefield PLC (a)	39

2,505	Forestar Group, Inc. (a)	52

2,275	Kennedy-Wilson Holdings, Inc.	51

1,560	Marcus & Millichap, Inc. (a)	58

634	Maui Land & Pineapple Co., Inc. (a)	7

1,933	Newmark Group, Inc., Class – A	26

40	Rafael Holdings, Inc., Class – B (a)	1

1,448	RE/MAX Holdings, Inc., Class – A	56

2,705	Realogy Holdings Corp.	26

2,099	Redfin Corp. (a)	44

800	Tejon Ranch Co. (a)	13

280	The RMR Group, Inc., Class – A	13

3,217	The St. Joe Co. (a)	63

		449

	Road & Rail — 0.56%

344	ArcBest Corp.	9

1,472	Avis Budget Group, Inc. (a)	47

1,115	Daseke, Inc. (a)	4

852	Heartland Express, Inc.	18

1,358	Hertz Global Holdings, Inc. (a)	21

8,656	Knight-Swift Transportation Holdings, Inc.	312

364	Marten Transport Ltd.	8

103	P.A.M. Transportation Services, Inc. (a)	6

1,217	Saia, Inc. (a)	113

1,004	US Xpress Enterprise, Inc., Class – A (a)	5

123	Werner Enterprises, Inc.	4

		547

	Semiconductors & Semiconductor Equipment — 5.38%

7,612	Adesto Technologies Corp. (a)	65

1,752	Advanced Energy Industries, Inc. (a)	125

4,563	Advanced Micro Devices, Inc. (a)	209

2,105	Ambarella, Inc. (a)	127

7,266	Amkor Technology, Inc. (a)	94

2,187	AXT, Inc. (a)	10

185	Brooks Automation, Inc.	8

271	Cirrus Logic, Inc. (a)	22

Shares	Security Description	Value (000)

	Semiconductors & Semiconductor Equipment (continued)

5,604	Cree, Inc. (a)	$259

12,642	Cypress Semiconductor Corp.	295

156	Diodes, Inc. (a)	9

126	Entegris, Inc.	6

4,167	FormFactor, Inc. (a)	108

6,298	GSI Technology, Inc. (a)	45

169	Inphi Corp. (a)	13

5,553	Lattice Semiconductor Corp. (a)	106

15,955	MA-COM Technology Solutions Holdings, Inc. (a)	424

9,228	Marvell Technology Group Ltd.	245

2,141	MKS Instruments, Inc.	236

4,390	Monolithic Power Systems, Inc.	782

1,306	Power Integrations, Inc.	129

4,819	Qorvo, Inc. (a)	560

2,626	Rambus, Inc. (a)	36

8,653	Semtech Corp. (a)	457

2,219	Silicon Laboratories, Inc. (a)	257

1,496	SunPower Corp. (a)	12

799	Synaptics, Inc. (a)	53

3,411	Ultra Clean Holdings, Inc. (a)	80

2,370	Universal Display Corp.	488

1,171	Xperi Corp.	22

		5,282

	Software — 4.19%

8,180	2U, Inc. (a)	196

900	8x8, Inc. (a)	16

192	ACI Worldwide, Inc. (a)	7

874	Alarm.com Holding, Inc. (a)	38

1,321	Alteryx, Inc. (a)	132

172	Appian Corp. (a)	7

4,648	Asure Software, Inc. (a)	38

49	Avalara, Inc. (a)	4

2,639	Avaya Holdings Corp. (a)	36

13,757	Benefitfocus, Inc. (a)	302

101	Blackline, Inc. (a)	5

3,408	Box, Inc., Class – A (a)	57

2,559	Cerence, Inc. (a)	58

2,177	Cision Ltd. (a)	22

5,614	Cloudera, Inc. (a)	65

1,982	CommVault Systems, Inc. (a)	88

288	Coupa Software, Inc. (a)	42

149	Ebix, Inc.	5

106	Envestnet, Inc. (a)	7

465	Everbridge, Inc. (a)	36

83	Fair Isaac Corp. (a)	31

413	Five9, Inc. (a)	27

1,046	Forescout Technologies, Inc. (a)	34

1,782	Guidewire Software, Inc. (a)	196

1,002	HubSpot, Inc. (a)	159

811	Instructure, Inc. (a)	39

120	J2 Global, Inc.	11

4,271	LivePerson, Inc. (a)	158

196	MicroStrategy, Inc., Class – A (a)	28

4,865	Model N, Inc. (a)	171

20,476	Nuance Communications, Inc. (a)	366

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Software (continued)

1,141	Progress Software Corp.	$47

1,472	Proofpoint, Inc. (a)	169

1,042	PROS Holdings, Inc. (a)	62

2,175	PTC, Inc. (a)	163

1,392	Q2 Holdings, Inc. (a)	113

78	Rapid7, Inc. (a)	4

208	Sailpoint Technologies Holding, Inc. (a)	5

379	Secureworks Corp. (a)	6

831	SPS Commerce, Inc. (a)	46

5,196	SS&C Technologies Holdings, Inc.	319

2,152	SVMK, Inc. (a)	38

1,175	Synchronoss Technologies, Inc. (a)	6

8,923	Telaria, Inc. (a)	79

880	Tenable Holdings, Inc. (a)	21

41,106	TiVo Corp.	350

172	Varonis Systems, Inc. (a)	13

1,556	Verint Systems, Inc. (a)	86

813	Workiva, Inc. (a)	34

2,210	Yext, Inc. (a)	32

2,107	Zscaler, Inc. (a)	98

2,066	Zuora, Inc., Class – A (a)	30

		4,102

	Specialty Retail — 1.34%

284	Abercrombie & Fitch Co.	5

332	American Eagle Outfitters, Inc.	5

588	Asbury Automotive Group, Inc. (a)	66

9,697	AT Home Group, Inc. (a)	53

2,900	Bed Bath & Beyond, Inc.^	50

5,224	Boot Barn Holdings, Inc. (a)	233

2,210	Caleres, Inc.	52

2,067	Carvana Co. (a)	190

1,890	Citi Trends, Inc.	44

123	Five Below, Inc. (a)	16

1,957	Floor & Decor Holdings, Inc., Class – A (a)	99

1,301	GameStop Corp., Class – A^	8

161	Genesco, Inc. (a)	8

1,310	GNC Holdings, Inc., Class – A^ (a)	4

121	Group 1 Automotive, Inc.	12

774	Guess?, Inc.	17

1,087	Hudson Ltd., Class – A (a)	17

74	Lithia Motors, Inc.	11

323	Lumber Liquidators Holdings, Inc. (a)	3

610	Monro, Inc.	48

242	Murphy USA, Inc. (a)	28

350	National Vision Holdings, Inc. (a)	11

12,926	Office Depot, Inc.	35

53	Penske Automotive Group, Inc.	3

1,158	Rent-A-Center, Inc.	33

266	Restoration Hardware Co. (a)	57

2,870	Sally Beauty Holdings, Inc. (a)	52

1,323	Signet Jewelers Ltd.	28

685	Sleep Number Corp. (a)	34

330	Sonic Automotive, Inc., Class – A	10

7,426	Sportsman’s Warehouse Holdings, Inc. (a)	60

Shares	Security Description	Value (000)

	Specialty Retail (continued)

390	The Buckle, Inc.	$11

540	Tilly’s, Inc., Class – A	7

		1,310

	Technology Hardware, Storage & Peripherals — 0.05%

2,735	3D Systems Corp. (a)	24

745	Diebold Nixdorf, Inc. (a)	8

1,091	Stratasys Ltd. (a)	22

		54

	Textiles, Apparel & Luxury Goods — 0.69%

3,345	Capri Holdings Ltd. (a)	128

1,741	Columbia Sportswear Co.	174

103	Crocs, Inc. (a)	4

240	Deckers Outdoor Corp. (a)	41

795	Delta Apparel, Inc. (a)	25

611	G-III Apparel Group Ltd. (a)	20

1,084	Kontoor Brands, Inc.	46

2,000	Lakeland Industries, Inc. (a)	22

207	Vince Holding Corp. (a)	4

6,374	Wolverine World Wide, Inc.	214

		678

	Thrifts & Mortgage Finance — 0.98%

1,724	Axos Financial, Inc. (a)	52

3,141	Capitol Federal Financial, Inc.	43

1,259	Columbia Financial, Inc. (a)	21

429	Dime Community Bancshares, Inc.	9

517	Essent Group Ltd.	27

122	Federal Agricultural Mortgage Corp., Class – C	10

47	First Capital, Inc.	3

360	First Defiance Financial Corp.	11

1,244	Flagstar Bancorp, Inc.	48

79	HomeStreet, Inc. (a)	3

3,094	Kearny Financial Corp. of Maryland	43

270	Luther Burbank Corp.	3

144	Meta Financial Group, Inc.	5

228	MGIC Investment Corp.	3

87	MMA Capital Holdings, Inc. (a)	3

1,809	Mr Cooper Group, Inc. (a)	23

4,468	NMI Holdings, Inc. (a)	149

596	Northfield Bancorp, Inc.	10

4,027	Northwest Bancshares, Inc.	67

3,141	OceanFirst Financial Corp.	80

3,080	OP Bancorp	32

1,418	PennyMac Financial Services, Inc.	48

3,326	Provident Financial Services, Inc.	83

1,088	Radian Group, Inc.	27

4,633	TrustCo Bankcorp NY	40

880	Walker & Dunlop, Inc.	57

326	Western New England Bancorp, Inc.	3

1,250	WSFS Financial Corp.	55

		958

	Tobacco — 0.12%

986	Universal Corp.	56

4,302	Vector Group Ltd.	58

		114

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Trading Companies & Distributors — 1.88%

83	Air Lease Corp.	$4

3,305	Aircastle Ltd.	106

913	Applied Industrial Technologies, Inc.	61

7,467	Beacon Roofing Supply, Inc. (a)	239

11,088	BMC Stock Holdings, Inc. (a)	317

190	CAI International, Inc. (a)	6

5,183	DXP Enterprises, Inc. (a)	206

848	GATX Corp.	70

592	H&E Equipment Services, Inc.	20

944	Herc Holdings, Inc. (a)	46

8,468	MRC Global, Inc. (a)	116

1,512	NOW, Inc. (a)	17

1,140	Rush Enterprises, Inc., Class – A	53

1,389	SiteOne Landscape Supply, Inc. (a)	126

521	Textainer Group Holdings Ltd. (a)	6

114	Transcat, Inc. (a)	4

2,263	Triton International Ltd.	91

1,540	Watsco, Inc.	276

1,283	Willis Lease Finance Corp. (a)	76

		1,840

	Transportation Infrastructure — 0.18%

4,004	Macquarie Infrastructure Corp.	172

	Water Utilities — 0.32%

969	American States Water Co.	83

333	AquaVenture Holdings Ltd. (a)	9

190	Artesian Resources Corp.	7

600	California Water Service Group	31

2,136	Consolidated Water Co. Ltd.	35

1,063	Global Water Resources, Inc.	14

658	Middlesex Water Co.	42

1,064	SJW Corp.	76

283	The York Water Co.	13

		310

	Wireless Telecommunication Services — 0.26%

425	Boingo Wireless, Inc. (a)	5

30,363	Gogo, Inc.^ (a)	195

1,140	Shenandoah Telecommunications Co.	47

666	Spok Holdings, Inc.	8

		255

	Total Common Stocks	90,425

Shares	Security Description	Value (000)

	Contingent Rights — 0.00%

	Biotechnology — 0.00%

1	Tobira Therapeutics, Inc. CVR (a)	$—

	Chemicals — 0.00%

97	Schulman, Inc. CVR (a)	—

	Metals & Mining — 0.00%

176,955	Pan American Silver Corp. CVR (a)	—

	Pharmaceuticals — 0.00%

759	Aratana Therapeutics, Inc. CVR (a)	—

	Total Contingent Rights	—

	Investment Companies — 7.62%

1,121,299	Federated Treasury Obligations Fund, Institutional Shares, 2.29%^^ (b)	1,121

6,344,227	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.49% (b)	6,345

	Total Investment Companies	7,466

	Total Investments (cost $69,812) — 99.89%	97,891
	Other assets in excess of liabilities — 0.11%	104

	Net Assets — 100.00%	$97,995

Amounts designated as “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of December 31, 2019. The total value of securities on loan as of December 31, 2019, was $1,087 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2019.

(a)	Represents non-income producing security.

(b)	The rate disclosed is the rate in effect on December 31, 2019.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2019 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2019.

The Small Capitalization-Mid Capitalization Equity Portfolio	Frontier Capital Management Company, LLC	Parametric Portfolio Associates, LLC	Total
Common Stocks	41.66%	50.61%	92.27%

Contingent Rights	—	0.00%	0.00%

Investment Companies	0.61%	7.01%	7.62%

Other Assets (Liabilities)	0.31%	-0.20%	0.11%

Total Net Assets	42.58%	57.42%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

Amounts designated as “0.00%” round to less than 0.005%.

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2019.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
Russell 2000 Mini Index Future	76	3/20/20	$6,348	$65

			$6,348	$65

	Total Unrealized Appreciation			$65
	Total Unrealized Depreciation			—

	Total Net Unrealized Appreciation/(Depreciation)			$65

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks — 66.12%

	Aerospace & Defense — 0.54%

866	AAR Corp.	$39

1,901	Aerojet Rocketdyne Holdings, Inc. (a)	87

554	Aerovironment, Inc. (a)	34

595	Astronics Corp. (a)	17

1,518	Axon Enterprise, Inc. (a)	111

808	Cubic Corp.	51

270	Ducommun, Inc. (a)	14

6,594	Kratos Defense & Security Solutions, Inc. (a)	119

1,502	Maxar Technologies, Inc.	24

1,399	Mercury Systems, Inc. (a)	97

837	Moog, Inc., Class – A	71

134	National Presto Industries, Inc.	12

493	Park Aerospace Corp.	8

492	Parsons Corp. (a)	20

1,305	Triumph Group, Inc.	33

289	Vectrus, Inc. (a)	15

1,404	Wesco Aircraft Holdings, Inc. (a)	15

		767

	Air Freight & Logistics — 0.12%

1,553	Air Transport Services Group, Inc. (a)	36

606	Atlas Air Worldwide Holdings, Inc. (a)	17

732	Echo Global Logistics, Inc. (a)	15

721	Forward Air Corp.	50

831	Hub Group, Inc., Class – A (a)	43

991	Radiant Logistics, Inc. (a)	6

		167

	Airlines — 2.75%

2,273	Alaska Air Group, Inc.	154

336	Allegiant Travel Co.	58

23,305	American Airlines Group, Inc.	668

14,683	Azul SA, ADR (a)	628

48,801	Controladora Vuela Cia de Aviacion SAB de CV, ADR (a)	509

1,202	Hawaiian Holdings, Inc.	35

17,553	JetBlue Airways Corp. (a)	329

20,732	Mesa Air Group, Inc. (a)	186

1,275	SkyWest, Inc.	82

1,787	Spirit Airlines, Inc. (a)	72

13,613	United Airlines Holdings, Inc. (a)	1,200

		3,921

	Auto Components — 0.99%

2,256	Adient PLC (a)	48

2,946	American Axle & Manufacturing Holdings, Inc. (a)	32

5,019	BorgWarner, Inc.	218

1,285	Cooper Tire & Rubber Co.	37

459	Cooper-Standard Holding, Inc. (a)	15

29,962	Dana, Inc.	545

696	Dorman Products, Inc. (a)	53

963	Fox Factory Holding Corp. (a)	67

854	Gentherm, Inc. (a)	38

630	LCI Industries	67

8,150	Modine Manufacturing Co. (a)	63

485	Motorcar Parts of America, Inc. (a)	11

554	Standard Motor Products, Inc.	29

Shares	Security Description	Value (000)

	Auto Components (continued)

3,930	Stoneridge, Inc. (a)	$115

1,371	Tenneco, Inc.	18

727	Visteon Corp. (a)	63

		1,419

	Automobiles — 0.03%

824	Winnebago Industries, Inc.	44

	Banks — 4.61%

177	1st Constitution Bancorp	4

386	1st Source, Inc.	20

174	ACNB Corp.	7

518	Allegiance Bancshares, Inc. (a)	19

329	Amalgamated Bank, Class – A	6

530	Amerant Bancorp, Inc. (a)	12

273	American National Bankshares, Inc.	11

1,565	Ameris Bancorp	67

222	Ames National Corp.	6

325	Arrow Financial Corp.	12

574	Atlantic Capital Bancshares, Inc. (a)	11

2,066	Atlantic Union Bankshares Corp.	78

1,139	Banc of California, Inc.	20

490	BancFirst Corp.	31

2,556	BancorpSouth Bank	80

158	Bank First Corp.	11

432	Bank of Commerce Holdings	5

357	Bank of Marin Bancorp	16

167	Bankwell Financial Group, Inc.	5

892	Banner Corp.	50

384	Bar Harbor Bankshares, Inc.	10

259	Baycom Corp. (a)	6

375	BCB Bancorp, Inc.	5

1,167	Berkshire Hills Bancorp, Inc.	38

2,091	Boston Private Financial Holdings, Inc.	25

410	Bridge Bancorp, Inc.	14

2,051	Brookline Bancorp, Inc.	34

527	Bryn Mawr Bank Corp.	22

314	Business First Bancshares, Inc.	8

580	Byline Bancorp, Inc.	11

83	C&F Financial Corp.	5

3,242	Cadence Bancorp	59

107	Cambridge BanCorp	9

407	Camden National Corp.	19

175	Capital Bancorp, Inc. (a)	3

338	Capital City Bank Group, Inc.	10

361	Capstar Financial Holdings, Inc.	6

527	Carolina Financial Corp.	23

613	Carter Bank & Trust (a)	15

1,982	Cathay Bancorp, Inc.	75

468	CBTX, Inc.	15

3,123	Centerstate Bank Corp.	78

737	Central Pacific Financial Corp.	22

295	Central Valley Community Bancorp	6

73	Century Bancorp, Inc., Class – A	7

86	Chemung Financial Corp.	4

304	Citizens & Northern Corp.	9

418	City Holding Co.	34

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Banks (continued)

376	Civista Bancshares, Inc.	$9

375	CNB Financial Corp.	12

174	Coastal Financial Corp. (a)	3

280	Codorus Valley Bancorp, Inc.	6

180	Colony Bankcorp	3

1,864	Columbia Banking System, Inc.	76

1,323	Community Bank System, Inc.	94

540	Community Bankers Trust Corp.	5

412	Community Trust Bancorp, Inc.	19

832	ConnectOne Bancorp, Inc.	21

161	CrossFirst Bankshares, Inc. (a)	2

752	Customers Bancorp, Inc. (a)	18

3,477	CVB Financial Corp.	75

848	Eagle Bancorp, Inc.	41

254	Enterprise BanCorp, Inc.	9

645	Enterprise Financial Services Corp.	31

379	Equity Bancshares, Inc. (a)	12

144	Esquire Financial Holdings, Inc. (a)	4

139	Evans BanCorp, Inc.	6

252	Farmers & Merchants Banco	8

653	Farmers National Banc Corp.	11

428	FB Financial Corp.	17

68	Fidelity D&D Bancorp, Inc.	4

407	Financial Institutions, Inc.	13

771	First Bancorp	31

31,224	First Bancorp	331

259	First Bancorp	8

413	First Bancshares, Inc.	15

402	First Bank	4

1,347	First Busey Corp.	37

209	First Business Financial Services, Inc.	6

245	First Choice Bancorp	7

2,545	First Commonwealth Financial Corp.	37

412	First Community Bancshares, Inc.	13

2,514	First Financial Bancorp	64

3,356	First Financial Bankshares, Inc.	117

350	First Financial Corp.	16

248	First Financial Northwest, Inc.	4

983	First Foundation, Inc.	17

155	First Guaranty Bancshares, Inc.	3

247	First Internet Bancorp	6

971	First Interstate BancSystem, Inc., Class – A	41

1,427	First Merchants Corp.	59

365	First Mid-Illinois Bancshares, Inc.	13

2,750	First Midwest Bancorp, Inc.	63

227	First Northwest Bancorp	4

681	Flushing Financial Corp.	15

415	FNCB Bancorp, Inc.	4

339	Franklin Financial Network, Inc.	12

102	Franklin Financial Services Corp.	4

4,151	Fulton Financial Corp.	72

296	FVCBankcorp, Inc. (a)	5

659	German American Bancorp, Inc.	23

2,243	Glacier Bancorp, Inc.	102

Shares	Security Description	Value (000)

	Banks (continued)

279	Great Southern Bancorp, Inc.	$18

1,479	Great Western Bancorp, Inc.	51

233	Guaranty Bancshares, Inc.	8

2,251	Hancock Whitney Corp.	98

763	Hanmi Financial Corp.	15

685	HarborOne Bancorp, Inc. (a)	8

137	Hawthorn Bancshares, Inc.	3

223	HBT Financial, Inc. (a)	4

886	Heartland Financial USA, Inc.	44

1,394	Heritage Commerce Corp.	18

966	Heritage Financial Corp.	27

1,826	Hilltop Holdings, Inc.	46

4,039	Home Bancshares, Inc.	79

408	Hometrust Bancshares, Inc.	11

3,122	Hope Bancorp, Inc.	46

940	Horizon Bancorp, Inc.	18

333	Howard Bancorp, Inc. (a)	6

3,488	Iberiabank Corp.	259

857	Independent Bank Corp.	71

565	Independent Bank Corp.	13

936	Independent Bank Group, Inc.	52

1,437	International Bancshares Corp.	62

242	Investar Holding Corp.	6

5,947	Investors Bancorp, Inc.	71

1,225	Lakeland Bancorp, Inc.	21

648	Lakeland Financial Corp.	32

311	LCNB Corp.	6

140	Level One Bancorp, Inc.	4

642	Live Oak Bancshares, Inc.	12

663	Macatawa Bank Corp.	7

224	Mackinac Financial Corp.	4

172	MainStreet Bancshares, Inc. (a)	4

430	Mercantile Bankcorp.	16

389	Metrocity Bankshares, Inc.	7

174	Metropolitan Bank Holding Corp. (a)	8

172	Mid Penn Bancorp, Inc.	5

546	Midland States Bancorp, Inc.	16

326	MidWestOne Financial Group, Inc.	12

146	MutualFirst Financial, Inc.	6

237	MVB Financial Corp.	6

778	National Bank Holdings Corp., Class – A	27

173	National Bankshares, Inc.	8

1,108	NBT Bancorp, Inc.	45

239	Nicolet Bankshares, Inc. (a)	18

175	Northeast Bank	4

172	Northrim Bancorp, Inc.	7

169	Norwood Financial Corp.	7

166	Oak Valley Bancorp	3

1,318	OFG Bancorp	31

94	Ohio Valley Banc Corp.	4

4,424	Old National Bancorp	81

749	Old Second BanCorp, Inc.	10

549	Opus Bank	14

485	Origin BanCorp, Inc.	18

257	Orrstown Financial Services, Inc.	6

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Banks (continued)

470	Pacific Mercantile Bancorp (a)	$4

1,512	Pacific Premier Bancorp, Inc.	49

339	Park National Corp.	35

226	Parke BanCorp, Inc.	6

316	PCB Bancorp	5

476	Peapack-Gladstone Financial Corp.	15

172	Penns Woods Bancorp, Inc.	6

453	Peoples Bancorp, Inc.	16

141	Peoples Bancorp, Inc.	5

177	Peoples Financial Services Corp.	9

395	People’s Utah Bancorp	12

5,563	Popular, Inc.	326

353	Preferred Bank	21

390	Premier Financial Bancorp, Inc.	7

370	QCR Holdings, Inc.	16

408	RBB Bancorp	9

121	Red River Bancshares, Inc. (a)	7

258	Reliant Bancorp, Inc.	6

1,463	Renasant Co.	52

244	Republic Bancorp, Inc., Class – A	11

1,197	Republic First Bancorp, Inc. (a)	5

318	Richmond Mutual Bancorp, Inc. (a)	5

970	S & T Bancorp, Inc.	39

916	Sandy Spring Bancorp, Inc.	35

205	SB One Bancorp	5

1,313	Seacoast Banking Corp. (a)	40

422	Select Bancorp, Inc. (a)	5

1,235	ServisFirst Bancshares, Inc.	47

317	Shore Bancshares, Inc.	6

378	Sierra Bancorp	11

70	Silvergate Capital Corp. (a)	1

2,455	Simmons First National Corp., Class – A	66

320	Smartfinancial, Inc.	8

252	South Plains Financial, Inc.	5

866	South State Corp.	75

191	Southern First Bancshares (a)	8

546	Southern National Bancorp	9

844	Southside Bancshares, Inc.	31

391	Spirit of Texas Bancshares, Inc. (a)	9

525	Stock Yards Bancorp, Inc.	22

278	Summit Financial Group, Inc.	8

3,131	Texas Capital Bancshares, Inc. (a)	177

1,264	The Bancorp, Inc. (a)	16

1,420	The Bank of N.T. Butterfield & Son Ltd.	53

141	The Bank of Princeton	4

121	The Community Financial Corp.	4

594	The First of Long Island Corp.	15

369	Tompkins TrustCo, Inc.	34

1,723	TowneBank	48

706	TriCo Bancshares	29

657	Tristate Capital Holdings, Inc. (a)	17

620	Triumph Bancorp, Inc. (a)	24

1,660	Trustmark Corp.	57

1,154	UMB Financial Corp.	79

Shares	Security Description	Value (000)

	Banks (continued)

89	Union Bankshares, Inc.	$3

2,526	United Bankshares, Inc.	98

2,033	United Community Banks, Inc.	63

300	United Security Bancshare	3

197	Unity Bancorp, Inc.	4

760	Univest Financial Corp.	20

9,990	Valley National Bancorp	113

1,318	Veritex Holdings, Inc.	38

394	Washington Trust Bancorp, Inc.	21

3,647	Webster Financial Corp.	194

1,660	WesBanco, Inc.	63

408	West Bancorp, Inc.	10

676	Westamerica Bancorp	46

1,750	Wintrust Financial Corp.	123

		6,571

	Beverages — 0.12%

787	Celsius Holdings, Inc. (a)	4

119	Coca-Cola Consolidated Inc.	34

297	Craft Brew Alliance, Inc. (a)	5

342	MGP Ingredients, Inc.	17

293	National Beverage Corp. (a)	15

1,752	New Age Beverages Corp. (a)	3

872	Primo Water Corp. (a)	10

215	The Boston Beer Co., Inc., Class – A (a)	80

		168

	Biotechnology — 3.34%

72	89Bio, Inc. (a)	2

868	Abeona Therapeutics, Inc. (a)	3

2,896	Acadia Pharmaceuticals, Inc. (a)	124

1,164	Acceleron Pharma, Inc. (a)	62

3,516	Achillion Pharmaceuticals, Inc. (a)	21

1,128	Acorda Therapeutics, Inc. (a)	2

590	Adamas Pharmaceuticals, Inc. (a)	2

1,255	ADMA Biologics, Inc. (a)	5

1,722	Aduro Biotech, Inc. (a)	2

1,403	Adverum Biotechnologies, Inc. (a)	16

652	Aeglea BioTherapeutics, Inc. (a)	5

1,876	Affimed NV (a)	6

2,622	Agenus, Inc. (a)	11

525	Agex Therapeutics, Inc. (a)	1

1,162	Aimmune Therapeutics, Inc. (a)	39

2,942	Akebia Therapeutics, Inc. (a)	19

116	Akero Therapeutics, Inc. (a)	3

260	Albireo Pharma, Inc. (a)	7

586	Aldeyra Therapeutics, Inc. (a)	3

747	Alector, Inc. (a)	13

495	Allakos, Inc. (a)	47

1,009	Allogene Therapeutics, Inc. (a)	26

886	AMAG Pharmaceuticals, Inc. (a)	11

6,701	Amicus Therapeutics, Inc. (a)	65

649	Anaptysbio, Inc. (a)	11

1,040	Anavex Life Sciences Corp. (a)	3

1,247	Apellis Pharmaceuticals, Inc. (a)	38

159	Applied Therapeutics, Inc. (a)	4

159	Aprea Therapeutics, Inc. (a)	7

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Biotechnology (continued)

887	Arcus Biosciences, Inc. (a)	$9

1,236	Ardelyx, Inc. (a)	9

1,302	Arena Pharmaceuticals, Inc. (a)	59

2,854	ArQule, Inc. (a)	57

2,405	Arrowhead Pharmaceuticals, Inc. (a)	154

1,304	Atara Biotherapeutics, Inc. (a)	21

1,730	Athenex, Inc. (a)	26

3,034	Athersys, Inc. (a)	4

158	Atreca, Inc. (a)	2

1,170	Audentes Therapeutics, Inc. (a)	70

1,443	Avid Bioservices, Inc. (a)	11

519	Avrobio, Inc. (a)	10

180	Axcella Health, Inc. (a)	1

335	Beyondspring, Inc. (a)	5

3,774	BioCryst Pharmaceuticals, Inc. (a)	13

1,014	Biohaven Pharmaceutical Holding Co. Ltd. (a)	55

149	BioSpecifics Technologies Corp. (a)	8

146	Bioxcel Therapeutics, Inc. (a)	2

1,256	Blueprint Medicines Corp. (a)	101

602	Bridgebio Pharma, Inc. (a)	21

160	Cabaletta Bio, Inc. (a)	2

1,190	Calithera Biosciences, Inc. (a)	7

231	Calyxt, Inc. (a)	2

1,008	Cara Therapeutics, Inc. (a)	16

1,067	CareDx, Inc. (a)	23

1,309	CASI Pharmaceuticals, Inc. (a)	4

89	Castle Biosciences, Inc. (a)	3

2,602	Catalyst Pharmaceuticals, Inc. (a)	10

136	Celcuity, Inc. (a)	1

292	Cellular Biomedicine Group, Inc. (a)	5

767	CEL-SCI Corp.^ (a)	7

42	Centogene NV (a)	—

558	Checkpoint Therapeutics, Inc. (a)	1

1,049	ChemoCentryx, Inc. (a)	41

1,082	Chimerix, Inc. (a)	2

1,229	Clovis Oncology, Inc.^ (a)	13

1,623	Coherus Biosciences, Inc. (a)	29

574	Concert Pharmaceuticals, Inc. (a)	5

399	Constellation Pharmaceuticals, Inc. (a)	19

1,495	Corbus Pharmaceuticals Holdings, Inc.^ (a)	8

283	Cortexyme, Inc.^ (a)	16

277	Crinetics Pharmaceuticals, Inc. (a)	7

586	Cue BioPharma, Inc. (a)	9

588	Cyclerion Therapeutics, Inc. (a)	2

1,465	Cytokinetics, Inc. (a)	16

1,134	CytomX Therapeutics, Inc. (a)	9

507	Deciphera Pharmaceuticals, Inc. (a)	32

1,207	Denali Therapeutics, Inc. (a)	21

1,318	Dicerna Pharmaceuticals, Inc. (a)	29

2,102	Dynavax Technologies Corp.^ (a)	12

237	Eagle Pharmaceuticals, Inc. (a)	14

1,308	Editas Medicine, Inc. (a)	39

300	Eidos Therapeutics, Inc. (a)	17

567	Eiger Biopharmaceuticals, Inc. (a)	8

Shares	Security Description	Value (000)

	Biotechnology (continued)

1,178	Emergent BioSolutions, Inc. (a)	$64

452	Enanta Pharmaceuticals, Inc. (a)	28

213	Enochian Biosciences, Inc. (a)	1

2,046	Epizyme, Inc. (a)	50

659	Esperion Therapeutics, Inc. (a)	39

373	Evelo Biosciences, Inc. (a)	2

1,555	Fate Therapeutics, Inc. (a)	30

2,020	Fibrogen, Inc. (a)	87

849	Five Prime Therapeutics, Inc. (a)	4

931	Flexion Therapeutics, Inc. (a)	19

558	Forty Seven, Inc. (a)	22

141	Frequency Therapeutics, Inc. (a)	2

890	G1 Therapeutics, Inc. (a)	24

1,299	Galectin Therapeutics, Inc. (a)	4

35	Galera Therapeutics, Inc. (a)	—

4,547	Geron Corp.^ (a)	6

1,497	Global Blood Therapeutics, Inc. (a)	119

881	GlycoMimetics Industries, Inc. (a)	5

1,163	Gossamer Bio, Inc. (a)	18

611	Gritstone Oncology, Inc. (a)	5

3,670	Halozyme Therapeutics, Inc. (a)	65

234	Harpoon Therapeutics, Inc. (a)	3

2,156	Heron Therapeutics, Inc. (a)	51

605	Homology Medicines, Inc. (a)	13

244	Hookipa Pharma, Inc. (a)	3

122	IGM Biosciences, Inc. (a)	5

3,647	ImmunoGen, Inc. (a)	19

4,555	Immunomedics, Inc. (a)	96

2,310	Inovio Pharmaceuticals, Inc. (a)	8

2,330	Insmed, Inc. (a)	56

983	Intellia Therapeutics, Inc. (a)	14

657	Intercept Pharmaceuticals, Inc. (a)	81

1,765	Intrexon Corp.^ (a)	10

2,225	Invitae Corp. (a)	36

3,020	Iovance Biotherapeutics, Inc. (a)	84

3,994	Ironwood Pharmaceuticals, Inc. (a)	53

400	Jounce Therapeutics, Inc. (a)	3

4,000	Kadmon Holdings, Inc. (a)	18

282	Kalvista Pharmaceuticals, Inc. (a)	5

111	Karuna Therapeutics, Inc. (a)	8

1,545	Karyopharm Therapeutics, Inc. (a)	30

331	Kezar Life Sciences, Inc. (a)	1

911	Kindred Biosciences, Inc. (a)	8

350	Kiniksa Pharmaceuticals Ltd. (a)	4

607	Kodiak Sciences, Inc. (a)	44

267	Krystal Biotech, Inc. (a)	15

869	Kura Oncology, Inc. (a)	12

577	La Jolla Pharmaceutical Co. (a)	2

1,025	Lexicon Pharmaceuticals, Inc. (a)	4

445	Ligand Pharmaceuticals, Inc., Class – B (a)	46

2,776	Lineage Cell Therapeutics, Inc. (a)	2

223	Logicbio Therapeutics, Inc. (a)	2

1,192	MacroGenics, Inc. (a)	13

196	Madrigal Pharmaceuticals, Inc. (a)	18

486	Magenta Therapeutics, Inc. (a)	7

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Biotechnology (continued)

5,392	MannKind Corp.^ (a)	$7

657	Marker Therapeutics, Inc.^ (a)	2

1,036	MediciNova, Inc. (a)	7

1,650	MEI Pharma, Inc. (a)	4

469	MeiraGTx Holdings PLC (a)	9

883	Mersana Therapeutics, Inc. (a)	5

228	Millendo Therapeutics, Inc. (a)	2

791	Minerva Neurosciences, Inc. (a)	6

712	Mirati Therapeutics, Inc. (a)	92

60	Mirum Pharmaceuticals, Inc. (a)	1

424	Molecular Templates, Inc. (a)	6

2,579	Momenta Pharmaceuticals, Inc. (a)	51

120	Morphic Holding, Inc. (a)	2

689	Mustang Bio, Inc. (a)	3

14,731	Myriad Genetics, Inc. (a)	402

1,601	Natera, Inc. (a)	54

344	Neon Therapeutics, Inc. (a)	—

348	NextCure, Inc. (a)	20

778	Novavax, Inc.^ (a)	3

520	Oncocyte Corp. (a)	1

9,907	OPKO Health, Inc. (a)	15

255	Organogenesis Holdings, Inc. (a)	1

138	Oyster Point Pharma, Inc. (a)	3

4,837	Palatin Technologies, Inc. (a)	4

2,953	PDL BioPharma, Inc. (a)	10

778	Pfenex, Inc. (a)	9

332	PhaseBio Pharmaceuticals, Inc. (a)	2

1,212	Pieris Pharmaceuticals, Inc. (a)	4

307	PolarityTE, Inc.^ (a)	1

1,958	Portola Pharmaceuticals, Inc. (a)	47

892	Precision Biosciences, Inc. (a)	12

180	Prevail Therapeutics, Inc. (a)	3

468	Principia BioPharma, Inc. (a)	26

2,183	Progenics Pharmaceuticals, Inc. (a)	11

487	Protagonist Therapeutics, Inc. (a)	3

1,096	Prothena Corp. PLC (a)	17

1,554	PTC Therapeutics, Inc. (a)	75

773	Puma Biotechnology, Inc. (a)	7

911	Ra Pharmaceuticals, Inc. (a)	43

1,174	Radius Health, Inc. (a)	24

35	RAPT Therapeutics, Inc. (a)	1

546	Recro Pharma, Inc.	10

868	Regenxbio, Inc. (a)	36

1,348	Repligen Corp. (a)	125

293	Replimune Group, Inc. (a)	4

1,044	Retrophin, Inc. (a)	15

747	Rhythm Pharmaceuticals, Inc. (a)	17

4,228	Rigel Pharmaceuticals, Inc. (a)	9

745	Rocket Pharmaceuticals, Inc. (a)	17

880	Rubius Therapeutics, Inc.^ (a)	8

8,319	Sangamo Therapeutics, Inc. (a)	69

1,240	Savara, Inc. (a)	6

552	Scholar Rock Holding Corp. (a)	7

915	Seres Therapeutics, Inc. (a)	3

Shares	Security Description	Value (000)

	Biotechnology (continued)

493	Solid Biosciences, Inc.^ (a)	$2

2,963	Sorrento Therapeutics, Inc.^ (a)	10

2,947	Spectrum Pharmaceuticals, Inc. (a)	11

255	Spero Therapeutics, Inc. (a)	2

256	SpringWorks Therapeutics, Inc. (a)	10

1,137	Stemline Therapeutics, Inc. (a)	12

222	Stoke Therapeutics, Inc. (a)	6

270	Sutro BioPharma, Inc. (a)	3

501	Syndax Pharmaceuticals, Inc. (a)	4

369	Synlogic, Inc. (a)	1

241	Synthorx, Inc. (a)	17

864	Syros Pharmaceuticals, Inc. (a)	6

286	TCR2 Therapeutics, Inc. (a)	4

2,192	TG Therapeutics, Inc. (a)	24

530	Tocagen, Inc. (a)	—

887	Translate Bio, Inc. (a)	7

688	Turning Point Therapeutics, Inc. (a)	43

562	Twist Bioscience Corp. (a)	12

1,559	Tyme Technologies, Inc.^ (a)	2

1,397	Ultragenyx Pharmaceutical, Inc. (a)	60

672	UNITY Biotechnology, Inc. (a)	5

498	UroGen Pharma Ltd. (a)	17

1,312	Vanda Pharmaceuticals, Inc. (a)	22

2,032	VBI Vaccines, Inc. (a)	3

1,202	Veracyte, Inc. (a)	34

1,107	Vericel Corp. (a)	19

134	Viela Bio, Inc. (a)	4

1,631	Viking Therapeutics, Inc. (a)	13

177	Vir Biotechnology, Inc. (a)	2

605	Voyager Therapeutics, Inc. (a)	8

296	X4 Pharmaceuticals, Inc. (a)	3

534	XBiotech, Inc. (a)	10

1,221	Xencor, Inc. (a)	42

607	Y-mAbs Therapeutics, Inc. (a)	19

4,207	ZIOPHARM Oncology, Inc.^ (a)	20

		4,771

	Building Products — 0.92%

1,061	AAON, Inc.	52

1,111	Advanced Drainage Systems, Inc.	43

441	American Woodmark Corp. (a)	46

685	Apogee Enterprises, Inc.	22

578	Armstrong Flooring, Inc. (a)	2

2,946	Builders FirstSource, Inc. (a)	75

547	Caesarstone Ltd.	8

907	Continental Building Products, Inc. (a)	33

1,154	Cornerstone Building Brands, Inc. (a)	10

391	CSW Industrials, Inc.	30

839	Gibraltar Industries, Inc. (a)	42

918	Griffon Corp.	19

464	Insteel Industries, Inc.	10

1,745	Jeld-Wen Holding, Inc. (a)	41

645	Masonite International Corp. (a)	47

592	Patrick Industries, Inc.	31

1,475	PGT Innovations, Inc. (a)	22

867	Quanex Building Products Corp.	15

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Building Products (continued)

1,164	Simpson Manufacturing Co., Inc.	$93

6,622	Trex Company, Inc. (a)	597

1,535	Universal Forest Products, Inc.	73

		1,311

	Capital Markets — 1.23%

1,840	Ares Management Corp.	66

906	Arlington Asset Investment Corp.	5

7,913	Artisan Partners Asset Management, Inc., Class – A	256

334	Assetmark Financial Holdings, Inc. (a)	10

70	Associated Capital Group, Inc., Class – A	3

536	B. Riley Financial, Inc.	13

1,211	Blucora, Inc. (a)	32

1,776	Brightsphere Investment Group, Inc.	18

592	Cohen & Steers, Inc.	37

724	Cowen Group, Inc., Class – A (a)	11

79	Diamond Hill Investment Group	11

875	Donnelley Financial Solutions, Inc. (a)	9

2,508	Federated Investors, Inc., Class – B	82

760	Focus Financial Partners, Inc., Class – A (a)	22

746	Gain Capital Holdings, Inc.	3

132	GAMCO Investors, Inc., Class – A	3

421	Greenhill & Co., Inc.	7

566	Hamilton Lane, Inc.	34

1,069	Houlihan Lokey, Inc.	52

401	International Fcstone, Inc. (a)	20

2,982	Ladenburg Thalmann Financial Services, Inc.	10

4,975	LPL Financial Holdings, Inc.	460

1,229	Moelis & Co., Class – A	39

246	Oppenheimer Holdings, Inc., Class – A	7

351	Piper Jaffray Cos., Inc.	28

582	PJT Partners, Inc.	26

400	Pzena Investment Management, Inc.	3

3,205	Raymond James Financial, Inc.	287

488	Safeguard Scientifics, Inc.	5

408	Sculptor Capital Management, Inc.	9

154	Siebert Financial Corp. (a)	1

224	Silvercrest Asset Management Group, Inc.	3

1,719	Stifel Financial Corp.	104

56	Value Line, Inc.	2

176	Virtus Investment Partners, Inc.	21

1,800	Waddell & Reed Financial, Inc., Class – A	30

233	Westwood Holdings Group, Inc.	7

3,342	WisdomTree Investments, Inc.	16

		1,752

	Chemicals — 1.68%

513	Advanced Emissions Solutions, Inc.	5

732	Advansix, Inc. (a)	15

2,387	Albemarle Corp.	174

774	American Vanguard Corp.	15

838	Balchem Corp.	85

185	Chase Corp.	22

2,122	Ferro Corp. (a)	31

1,281	Flotek Industries, Inc. (a)	3

6,648	FMC Corp.	665

Shares	Security Description	Value (000)

	Chemicals (continued)

649	FutureFuel Corp.	$8

1,402	GCP Applied Technologies, Inc. (a)	32

1,313	H.B. Fuller Co.	68

250	Hawkins, Inc.	11

2,705	Huntsman Corp.	65

1,093	Ingevity Corp. (a)	96

494	Innophos Holdings, Inc.	16

627	Innospec, Inc.	65

2,460	Intrepid Potash, Inc. (a)	7

484	Koppers Holdings, Inc. (a)	18

12,280	Kraton Corp. (a)	311

628	Kronos Worldwide, Inc.	8

3,853	Livent Corp. (a)	33

668	LSB Industries, Inc. (a)	3

1,223	Marrone Bio Innovations, Inc. (a)	1

910	Minerals Technologies, Inc.	52

1,100	Omnova Solutions, Inc. (a)	11

1,551	Orion Engineered Carbons SA	30

1,977	PolyOne Corp.	73

954	PQ Group Holdings, Inc. (a)	16

339	Quaker Chemical Corp.	56

1,191	Rayonier Advanced Materials, Inc.	5

1,091	Sensient Technologies Corp.	72

529	Stepan Co.	54

573	Trecora Resources (a)	4

685	Tredegar Corp.	15

1,018	Trinseo SA	38

18,892	Tronox Holdings PLC, Class – A	216

699	Valhi, Inc.	1

		2,400

	Commercial Services & Supplies — 1.49%

1,705	ABM Industries, Inc.	64

2,467	ACCO Brands Corp.	23

1,875	Advanced Disposal Services, Inc. (a)	62

4,990	Aqua Metals, Inc.^ (a)	4

1,232	Brady Corp., Class – A	71

785	BrightView Holdings, Inc. (a)	13

1,182	Casella Waste Systems, Inc. (a)	54

769	CECO Environmental Corp. (a)	6

202	Charah Solutions, Inc. (a)	—

519	Cimpress PLC (a)	65

26	CompX International, Inc.	—

19,818	Covanta Holding Corp.	293

1,100	Deluxe Corp.	55

642	Ennis, Inc.	14

1,925	Healthcare Services Group, Inc.	47

378	Heritage-Crystal Clean, Inc. (a)	12

1,518	Herman Miller, Inc.	63

1,092	HNI Corp.	41

26,551	Interface, Inc.	440

899	Kimball International, Inc., Class – B	19

1,276	Knoll, Inc.	32

803	Matthews International Corp., Class – A	31

627	McGrath RentCorp	48

1,158	Mobile Mini, Inc.	44

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Commercial Services & Supplies (continued)

917	MSA Safety, Inc.	$116

219	NL Industries, Inc. (a)	1

462	PICO Holdings, Inc. (a)	5

4,593	Pitney Bowes, Inc.	19

781	Quad/Graphics, Inc.	4

1,974	RR Donnelley & Sons Co.	8

601	SP Plus Corp. (a)	26

2,240	Steelcase, Inc., Class – A	46

749	Team, Inc. (a)	12

1,408	Tetra Tech, Inc.	121

1,288	The Brink’s Co.	117

390	UniFirst Corp.	79

621	US Ecology, Inc.	36

522	Viad Corp.	35

221	VSE Corp.	8

		2,134

	Communications Equipment — 0.69%

6,378	Acacia Communications, Inc. (a)	433

1,202	ADTRAN, Inc.	12

522	Applied Optoelectronics, Inc.^ (a)	6

864	CalAmp Corp. (a)	8

1,148	Calix, Inc. (a)	9

90	Cambium Networks Corp. (a)	1

909	Casa Systems, Inc. (a)	4

279	Clearfield, Inc. (a)	4

604	Comtech Telecommunications Corp.	21

305	DASAN Zhone Solutions, Inc. (a)	3

705	Digi International, Inc. (a)	12

2,944	Extreme Networks, Inc. (a)	22

2,194	Harmonic, Inc. (a)	17

4,581	Infinera Corp. (a)	36

1,079	Inseego Corp. (a)	8

798	InterDigital, Inc.	43

469	KVH Industries, Inc. (a)	5

1,994	Lumentum Holdings, Inc. (a)	159

784	NETGEAR, Inc. (a)	19

1,884	NetScout Systems, Inc. (a)	45

886	Plantronics, Inc.	24

1,501	Ribbon Communications, Inc. (a)	5

150	TESSCO Technologies, Inc.	2

5,976	Viavi Solutions, Inc. (a)	90

		988

	Construction & Engineering — 1.63%

1,987	AECOM (a)	86

837	Aegion Corp. (a)	19

551	Ameresco, Inc., Class – A (a)	10

1,256	Arcosa, Inc.	56

370	Argan, Inc.	15

944	Comfort Systems USA, Inc.	47

582	Concrete Pumping Holdings, Inc. (a)	3

446	Construction Partners, Inc. (a)	8

789	Dycom Industries, Inc. (a)	37

1,440	EMCOR Group, Inc.	124

9,300	Granite Construction, Inc.	258

Shares	Security Description	Value (000)

	Construction & Engineering (continued)

1,532	Great Lakes Dredge & Dock Co. (a)	$17

205	IES Holdings, Inc. (a)	5

10,837	MasTec, Inc. (a)	695

405	MYR Group, Inc. (a)	13

241	Northwest Pipe Co. (a)	8

272	NV5 Holdings, Inc. (a)	14

1,169	Primoris Services Corp.	26

657	Sterling Construction Co., Inc. (a)	9

65,412	Tutor Perini Corp. (a)	841

1,366	Willscot Corp. (a)	25

		2,316

	Construction Materials — 0.37%

1,587	Eagle Materials, Inc., Class – A	144

550	Forterra, Inc. (a)	6

1,032	Martin Marietta Materials, Inc.	289

2,906	Summit Materials, Inc., Class – A (a)	69

423	U.S. Concrete, Inc. (a)	18

58	United States Lime & Minerals, Inc.	5

		531

	Consumer Finance — 0.46%

434	Curo Group Holdings Corp. (a)	5

535	Elevate Credit, Inc. (a)	2

808	Encore Capital Group, Inc. (a)	29

830	Enova International, Inc. (a)	20

1,280	EZCORP, Inc., Class – A (a)	9

1,093	FirstCash, Inc.	88

6,598	Green Dot Corp., Class – A (a)	154

1,736	LendingClub Corp. (a)	22

500	Medallion Financial Corp.	4

459	Nelnet, Inc., Class – A	27

178	Oportun Financial Corp. (a)	4

7,557	PRA Group, Inc. (a)	274

253	Regional Management Corp. (a)	8

144	World Acceptance Corp. (a)	12

		658

	Containers & Packaging — 0.18%

12,077	Graphic Packaging Holding Co.	201

145	Greif, Inc.	8

681	Greif, Inc., Class – A	30

893	Myers Industries, Inc.	15

169	UFP Technologies, Inc. (a)	8

		262

	Distributors — 0.03%

1,177	Core-Mark Holding Co., Inc.	32

561	Funko, Inc. (a)	10

150	Greenlane Holdings, Inc., Class – A (a)	—

154	Weyco Group, Inc.	4

		46

	Diversified Consumer Services — 0.71%

6,077	Adtalem Global Education, Inc. (a)	213

422	American Public Education, Inc. (a)	12

421	Carriage Services, Inc.	11

3,054	Chegg, Inc. (a)	116

194	Collectors Universe, Inc.	4

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Diversified Consumer Services (continued)

2,629	Houghton Mifflin Harcourt Co. (a)	$16

971	K12, Inc. (a)	20

3,032	Laureate Education, Inc., Class – A (a)	53

1,197	OneSpaWorld Holdings Ltd. (a)	20

21,767	Perdoceo Education Corp. (a)	399

617	Regis Corp. (a)	11

518	Select Interior Concepts, Inc., Class – A (a)	5

553	Strategic Education, Inc.	88

1,229	WW International, Inc. (a)	47

		1,015

	Diversified Financial Services — 0.24%

73	Alerus Financial Corp.	2

777	Banco Latinoamericano de Comercio Exterior SA, Class – E	17

1,751	Cannae Holdings, Inc. (a)	65

3,834	FGL Holdings, Inc.	41

9,586	Jefferies Financial Group, Inc.	204

213	Marlin Business Services Corp.	5

1,659	On Deck Capital, Inc. (a)	7

		341

	Diversified Telecommunication Services — 0.70%

273	Anterix, Inc. (a)	12

278	ATN International, Inc.	15

419	Bandwidth, Inc. (a)	27

1,245	Cincinnati Bell, Inc. (a)	13

11,762	Cogent Communications Holdings, Inc.	773

1,942	Consolidated Communications Holdings, Inc.	8

2,821	Frontier Communications Corp.^ (a)	3

403	IDT Corp. (a)	3

1,739	Intelsat SA (a)	12

2,537	Iridium Communications, Inc. (a)	63

550	Ooma, Inc. (a)	7

1,904	ORBCOMM, Inc. (a)	8

2,602	Pareteum Corp.^ (a)	1

5,797	Vonage Holdings Corp. (a)	43

		988

	Electric Utilities — 0.38%

1,337	ALLETE, Inc.	109

1,040	El Paso Electric Co.	71

348	Genie Energy Ltd.	3

900	MGE Energy, Inc.	71

1,019	Otter Tail Corp.	52

2,051	PNM Resources, Inc.	104

2,315	Portland General Electric Co.	129

365	Spark Energy, Inc., Class – A	3

		542

	Electrical Equipment — 0.58%

198	Allied Motion Technologies, Inc.	10

509	American Superconductor Corp. (a)	4

1,217	Atkore International Group, Inc. (a)	49

685	AZZ, Inc.	31

1,467	Bloom Energy Corp., Class – A (a)	11

3,419	Encore Wire Corp.	196

Shares	Security Description	Value (000)

	Electrical Equipment (continued)

606	Energous Corp. (a)	$1

2,198	EnerSys	165

2,373	Enphase Energy, Inc. (a)	62

1,577	Generac Holdings, Inc. (a)	159

6,235	Plug Power, Inc. (a)	20

226	Powell Industries, Inc.	11

90	Preformed Line Products Co.	5

2,883	Sunrun, Inc. (a)	40

819	Thermon Group Holdings, Inc. (a)	22

765	TPI Composites, Inc. (a)	14

448	Vicor Corp. (a)	21

1,096	Vivint Solar, Inc. (a)	8

		829

	Electronic Equipment, Instruments & Components — 2.39%

224	Airgain, Inc. (a)	2

609	Akoustis Technologies, Inc. (a)	5

788	Anixter International, Inc. (a)	73

2,042	Arlo Technologies, Inc. (a)	9

1,235	AVX Corp.	25

742	Badger Meter, Inc.	48

250	BEL Fuse, Inc., Class – B	5

1,000	Belden, Inc.	55

966	Benchmark Electronics, Inc.	33

112	Coda Octopus Group, Inc. (a)	1

819	CTS Corp.	25

919	Daktronics, Inc.	6

337	ePlus, Inc. (a)	28

3,911	Fabrinet (a)	254

434	FARO Technologies, Inc. (a)	22

5,882	Fitbit, Inc., Class – A (a)	39

26,519	Flex Ltd. (a)	334

2,305	II-VI, Inc. (a)	78

916	Insight Enterprises, Inc. (a)	64

1,009	Iteris, Inc. (a)	5

7,137	Itron, Inc. (a)	598

11,877	Jabil, Inc.	491

1,508	KEMET Corp.	41

661	Kimball Electronics, Inc. (a)	12

2,082	Knowles Corp. (a)	44

103	Mesa Laboratories, Inc.	26

951	Methode Electronics, Inc.	37

473	MTS Systems Corp.	23

313	Napco Security Technologies (a)	9

876	nLight, Inc. (a)	18

877	Novanta, Inc. (a)	78

429	OSI Systems, Inc. (a)	43

290	Par Technology Corp.^ (a)	9

300	PC Connection, Inc.	15

756	Plexus Corp. (a)	58

3,524	Rogers Corp. (a)	439

1,748	Sanmina Corp. (a)	60

650	ScanSource, Inc. (a)	24

919	Tech Data Corp. (a)	132

2,579	TTM Technologies, Inc. (a)	39

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Electronic Equipment, Instruments & Components (continued)

3,423	Vishay Intertechnology, Inc.	$73

267	Vishay Precision Group, Inc. (a)	9

184	Wrap Technologies, Inc. (a)	1

		3,390

	Energy Equipment & Services — 1.00%

3,353	Archrock, Inc. Com	34

1,240	Cactus, Inc., Class – A	43

858	Covia Holdings Corp. (a)	2

1,599	Diamond Offshore Drilling, Inc.^ (a)	11

2,736	Dril-Quip, Inc. (a)	126

468	Era Group, Inc. (a)	5

856	Exterran Corp. (a)	7

2,081	Forum Energy Technologies, Inc. (a)	3

2,653	Franks International N.V. (a)	14

879	FTS International, Inc. (a)	1

321	Geospace Technologies Corp. (a)	5

3,766	Helix Energy Solutions Group, Inc. (a)	36

1,354	Independence Contract Drilling, Inc. (a)	1

523	KLX Energy Services Holdings, Inc. (a)	3

1,347	Liberty Oilfield Services, Inc.	15

338	Mammoth Energy Services, Inc.	1

669	Matrix Service Co. (a)	15

4,577	McDermott International, Inc.^ (a)	3

9,252	Nabors Industries Ltd.	27

574	National Energy Services Reunited Corp. (a)	5

292	Natural Gas Services Group, Inc. (a)	4

293	NCS Multistage Holdings, Inc. (a)	1

2,370	Newpark Resources, Inc. (a)	15

4,010	Nextier Oilfield Solutions, Inc. (a)	27

399	Nine Energy Service, Inc. (a)	3

38,420	Noble Corp. PLC (a)	47

2,575	Oceaneering International, Inc. (a)	38

1,510	Oil States International, Inc. (a)	25

723	Pacific Drilling SA (a)	3

226	Parker Drilling Co. (a)	5

2,006	ProPetro Holding Corp. (a)	23

397	RigNet, Inc. (a)	3

1,406	RPC, Inc.	7

438	SEACOR Holdings, Inc. (a)	19

482	SEACOR Marine Holdings, Inc. (a)	7

1,420	Seadrill Ltd.^ (a)	4

1,480	Select Energy Services, Inc. (a)	14

666	Smart Sand, Inc. (a)	2

769	Solaris Oilfield Infrastructure, Inc.	11

8,313	TechnipFMC PLC	178

3,249	TETRA Technologies, Inc. (a)	6

1,017	Tidewater, Inc. (a)	20

61,401	Transocean Ltd. (a)	422

1,338	Unit Corp. (a)	1

1,913	US Silica Holdings, Inc.	12

486	US Well Services, Inc. (a)	1

22,865	Valaris PLC^	150

		1,405

Shares	Security Description	Value (000)

	Entertainment — 0.27%

1,278	AMC Entertainment Holdings, Inc., Class – A^	$9

1,810	Eros International PLC (a)	6

99,094	Global Eagle Entertainment, Inc. (a)	49

2,915	Glu Mobile, Inc. (a)	18

1,324	IMAX Corp. (a)	27

254	Liberty Braves Group (a)	8

949	Liberty Media Corp.-Liberty Braves, Class – C (a)	28

19,839	Lions Gate Entertainment Corp., Class – B (a)	197

792	Livexlive Media, Inc. (a)	1

561	Marcus Corp.	18

425	Reading International, Inc. (a)	5

518	Rosetta Stone, Inc. (a)	9

		375

	Equity Real Estate Investment Trusts — 2.87%

2,205	Acadia Realty Trust	57

1,060	Agree Realty Corp.	74

1,777	Alexander & Baldwin, Inc.	37

56	Alexander’s, Inc.	18

1,261	American Assets Trust, Inc.	58

2,793	American Finance Trust, Inc.	37

1,374	Armada Hoffler Properties, Inc.	25

2,259	Ashford Hospitality Trust	6

660	Bluerock Residential Growth REIT, Inc.	8

773	Braemar Hotels & Resorts, Inc.	7

292	BRT Apartments Corp.	5

2,449	CareTrust REIT, Inc.	51

1,235	Catchmark Timber Trust, Inc.	14

4,578	CBL & Associates Properties, Inc.	5

2,155	Cedar Realty Trust, Inc.	6

1,156	Chatham Lodging Trust	21

32	CIM Commercial Trust Corp.	—

1,358	City Office REIT, Inc.	18

413	Clipper Realty, Inc.	4

489	Community Healthcare Trust, Inc.	21

3,079	CoreCivic, Inc.	54

324	Corenergy Infrastructure Trust, Inc.	14

1,102	CorePoint Lodging, Inc.	12

11,636	Corporate Office Properties Trust	342

5,258	DiamondRock Hospitality Co.	58

1,933	Easterly Government Properties, Inc.	46

979	EastGroup Properties, Inc.	130

756	Farmland Partners, Inc.	5

3,251	First Industrial Realty Trust, Inc.	135

1,771	Four Corners Property Trust, Inc.	50

2,616	Franklin Street Properties Corp.	22

1,280	Front Yard Residential Corp.	16

879	Getty Realty Corp.	29

805	Gladstone Commercial Corp.	18

553	Gladstone Land Corp.	7

768	Global Medical REIT, Inc.	10

2,317	Global Net Lease, Inc.	47

3,413	Healthcare Realty Trust, Inc.	114

873	Hersha Hospitality Trust	13

2,339	Independence Realty Trust, Inc.	33

1,684	Industrial Logistics Property Trust	38

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Equity Real Estate Investment Trusts (continued)

292	Innovative Industrial Properties, Inc.^	$22

311	Investors Real Estate Trust	23

1,576	iStar, Inc.	23

525	Jernigan Capital, Inc.	10

2,154	Kite Realty Group Trust	42

6,223	Lexington Realty Trust	66

1,018	LTC Properties, Inc.	46

2,217	Mack-Cali Realty Corp.	51

2,414	Monmouth Real Estate Investment Corp., Class – A	35

1,099	National Health Investors, Inc.	90

1,539	National Storage Affiliates	52

2,231	New Senior Investment Group, Inc.	17

488	NexPoint Residential Trust, Inc.	22

1,239	Office Properties Income Trust	40

387	One Liberty Properties, Inc.	11

3,382	Pebblebrook Hotel Trust	91

1,747	Pennsylvania Real Estate Investment Trust^	9

4,831	Physicians Realty Trust	91

3,229	Piedmont Office Realty Trust, Inc., Class – A	72

1,705	PotlatchDeltic Corp.	74

1,171	Preferred Apartment Communities, Inc., Class – A	16

521	PS Business Parks, Inc.	86

1,481	QTS Realty Trust, Inc., Class – L	80

2,909	Retail Opportunity Investments Corp.	51

399	Retail Value, Inc.	15

2,844	Rexford Industrial Realty, Inc.	130

4,376	RLJ Lodging Trust	78

2,053	RPT Realty	31

1,188	Ryman Hospitality Properties, Inc.	103

4,979	Sabra Health Care REIT, Inc.	106

269	Safehold, Inc.	11

299	Saul Centers, Inc.	16

6,100	Senior Housing Properties Trust	51

859	Seritage Growth Properties	34

3,447	STAG Industrial, Inc.	109

2,665	Summit Hotel Properties, Inc.	33

5,842	Sunstone Hotel Investors, Inc.	81

2,376	Tanger Factory Outlet Centers, Inc.^	35

1,701	Terreno Realty Corp.	92

3,075	The Geo Group, Inc.	51

948	UMH Properties, Inc.	15

4,779	Uniti Group, Inc.	39

334	Universal Health Realty Income Trust	39

2,975	Urban Edge Properties	57

745	Urstadt Biddle Properties, Inc., Class – A	19

4,708	Washington Prime Group, Inc.^	17

2,071	Washington Real Estate Investment Trust	60

1,022	Whitestone REIT	14

2,923	Xenia Hotels & Resorts, Inc.	63

		4,084

	Food & Staples Retailing — 0.26%

2,904	BJ’s Wholesale Club Holdings, Inc., Class – C (a)	66

637	Chefs’ Warehouse Holdings LLC (a)	24

182	HF Foods Group, Inc. (a)	4

Shares	Security Description	Value (000)

	Food & Staples Retailing (continued)

364	Ingles Markets, Inc., Class – A	$17

278	Natural Grocers by Vitamin Cottage, Inc.	3

2,654	Performance Food Group Co. (a)	138

583	PriceSmart, Inc.	41

1,381	Rite Aid Corp.^ (a)	21

928	SpartanNash Co.	13

789	The Andersons, Inc.	20

1,368	United Natural Foods, Inc. (a)	12

207	Village Super Market, Inc., Class – A	5

259	Weis Markets, Inc.	10

		374

	Food Products — 0.69%

101	Alico, Inc.	4

1,687	B&G Foods, Inc.^	30

42	Bridgford Foods Corp.	1

421	Calavo Growers, Inc.	38

820	Cal-Maine Foods, Inc.	35

13,512	Darling Ingredients, Inc. (a)	379

250	Farmer Brothers Co. (a)	4

782	Fresh Del Monte Produce, Inc.	27

900	Freshpet, Inc. (a)	53

3,099	Hostess Brands, Inc. (a)	45

390	J&J Snack Foods Corp.	72

218	John B. Sanfilippo & Son, Inc.	20

487	Lancaster Colony Corp.	78

678	Landec Corp. (a)	8

382	Limoneira Co.	7

517	Sanderson Farms, Inc.	91

164	Seneca Foods Corp., Class – A (a)	7

2,162	The Simply Good Foods Co. (a)	62

420	Tootsie Roll Industries, Inc.	14

		975

	Gas Utilities — 0.44%

414	Chesapeake Utilities Corp.	40

2,291	New Jersey Resources Corp.	102

790	Northwest Natural Holding Co.	58

1,347	One Gas, Inc.	126

202	RGC Resources, Inc.	6

2,412	South Jersey Industries, Inc.	80

1,400	Southwest Gas Holdings, Inc.	106

1,283	Spire, Inc.	107

		625

	Health Care Equipment & Supplies — 4.02%

377	Abiomed, Inc. (a)	64

2,183	Accuray, Inc. (a)	6

961	Alphatec Holdings, Inc. (a)	7

919	AngioDynamics, Inc. (a)	15

360	Anika Therapeutics, Inc. (a)	19

4,066	Antares Pharma, Inc. (a)	19

806	Apyx Medical Corp. (a)	7

977	AtriCure, Inc. (a)	32

38	Atrion Corp.	29

1,222	Avanos Medical, Inc. (a)	41

855	AxoGen, Inc. (a)	15

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Health Care Equipment & Supplies (continued)

381	Axonics Modulation Technologies, Inc. (a)	$11

161	Biolife Solutions, Inc. (a)	3

379	BioSig Technologies, Inc. (a)	2

9,332	Cardiovascular Systems, Inc. (a)	453

3,649	Cerus Corp. (a)	15

1,547	ConforMIS, Inc. (a)	2

699	CONMED Corp.	78

918	CryoLife, Inc. (a)	25

799	Cryoport, Inc. (a)	13

365	Cutera, Inc. (a)	13

878	CytoSorbents Corp. (a)	3

3,195	Dexcom, Inc. (a)	699

1,245	Edwards Lifesciences Corp. (a)	290

279	Electrocore LLC (a)	—

1,389	GenMark Diagnostics, Inc. (a)	7

1,004	Glaukos Corp. (a)	55

1,968	Globus Medical, Inc. (a)	116

1,328	Haemonetics Corp. (a)	153

176	Heska Corp. (a)	17

480	Inogen, Inc. (a)	33

5,051	Insulet Corp. (a)	866

832	Integer Holdings Corp. (a)	67

209	Intricon Corp. (a)	4

889	Invacare Corp.	8

110	Iradimed Corp. (a)	3

681	iRhythm Technologies, Inc. (a)	46

961	Lantheus Holdings, Inc. (a)	20

414	LeMaitre Vascular, Inc.	15

1,257	LivaNova PLC (a)	95

1,081	Meridian Bioscience, Inc.	11

3,720	Merit Medical Systems, Inc. (a)	116

179	Misonix, Inc. (a)	3

887	Natus Medical, Inc. (a)	29

1,334	Neogen Corp. (a)	87

5,773	Neuronetics, Inc. (a)	26

779	Nevro Corp. (a)	92

2,253	Novocure Ltd. (a)	190

1,350	NuVasive, Inc. (a)	104

1,547	OraSure Technologies, Inc. (a)	12

455	Orthofix Medical, Inc. (a)	21

243	Orthopediatrics Corp. (a)	11

275	Pulse Biosciences, Inc. (a)	4

915	Quidel Corp. (a)	69

1,392	Rockwell Medical, Inc. (a)	3

1,430	RTI Surgical Holdings, Inc. (a)	4

374	Seaspine Holdings Corp. (a)	4

3,694	Senseonics Holdings, Inc.^ (a)	3

633	Shockwave Medical, Inc. (a)	28

398	SI-Bone, Inc. (a)	9

966	Sientra, Inc. (a)	9

409	Silk Road Medical, Inc. (a)	17

131	Soliton, Inc. (a)	1

1,162	STAAR Surgical Co. (a)	41

1,682	STERIS PLC	256

Shares	Security Description	Value (000)

	Health Care Equipment & Supplies (continued)

330	SurModics, Inc. (a)	$14

473	Tactile Systems Technology, Inc. (a)	32

5,146	Tandem Diabetes Care, Inc. (a)	307

2,186	The Cooper Cos., Inc.	702

332	TransEnterix, Inc.^ (a)	—

357	TransMedics Group, Inc. (a)	7

88	Utah Medical Products, Inc.	9

362	Vapotherm, Inc. (a)	4

955	Varex Imaging Corp. (a)	28

1,743	Viewray, Inc. (a)	7

3,280	Wright Medical Group N.V. (a)	100

377	Zynex, Inc.^ (a)	3

		5,729

	Health Care Providers & Services — 1.08%

9,107	Acadia Healthcare Company, Inc. (a)	303

319	Addus HomeCare Corp. (a)	31

809	Amedisys, Inc. (a)	135

459	American Renal Associates Holdings, Inc. (a)	5

1,187	AMN Healthcare Services, Inc. (a)	74

162	Apollo Medical Holdings, Inc. (a)	3

525	Avalon GloboCare Corp. (a)	1

863	Biotelemetry, Inc. (a)	40

4,793	Brookdale Senior Living, Inc. (a)	35

171	Catasys, Inc. (a)	3

2,310	Community Health Systems, Inc. (a)	7

227	CorVel Corp. (a)	20

896	Cross Country Healthcare, Inc. (a)	10

1,528	Diplomat Pharmacy, Inc. (a)	6

81	Exagen, Inc. (a)	2

2,027	Genesis Healthcare, Inc. (a)	3

962	Hanger, Inc. (a)	27

1,787	HealthEquity, Inc. (a)	132

780	LHC Group, Inc. (a)	107

562	Magellan Health, Inc. (a)	44

308	National Healthcare Corp.	27

302	National Research Corp., Class – A	20

3,375	Option Care Health, Inc. (a)	13

1,651	Owens & Minor, Inc.	9

2,171	Patterson Companies, Inc.	44

513	Petiq, Inc. (a)	13

284	Progyny, Inc. (a)	8

293	Providence Service Corp. (a)	17

2,710	R1 RCM, Inc. (a)	35

1,057	RadNet, Inc. (a)	21

2,832	Select Medical Holdings Corp. (a)	66

603	Surgery Partners, Inc. (a)	9

2,643	Tenet Healthcare Corp. (a)	101

1,294	The Ensign Group, Inc.	59

316	The Joint Corp. (a)	5

647	The Pennant Group, Inc. (a)	21

1,253	Tivity Health, Inc. (a)	25

577	Triple-S Management Corp., Class – A (a)	11

326	U.S. Physical Therapy, Inc.	37

		1,529

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Health Care Technology — 0.39%

4,301	Allscripts Healthcare Solutions, Inc. (a)	$42

2,519	Castlight Health, Inc., Class – B (a)	3

319	Computer Programs & Systems, Inc.	8

1,955	Evolent Health, Inc. (a)	18

197	Health Catalyst, Inc. (a)	7

656	HealthStream, Inc. (a)	18

2,264	HMS Holdings Corp. (a)	67

1,851	Inovalon Holdings, Inc., Class – A (a)	35

341	Inspire Medical System, Inc. (a)	25

351	Livongo Health, Inc. (a)	9

1,430	NextGen Healthcare, Inc. (a)	23

1,068	Omnicell, Inc. (a)	87

418	OptimizeRx Corp. (a)	4

248	Phreesia, Inc. (a)	7

298	Simulations Plus, Inc.	9

514	Tabula Rasa Healthcare, Inc. (a)	25

1,853	Teladoc Health, Inc. (a)	155

816	Vocera Communications, Inc. (a)	17

		559

	Hotels, Restaurants & Leisure — 1.44%

1,723	BBX Capital Corp.	8

29	Biglari Holdings, Inc., Class – B (a)	3

499	BJ’s Restaurant, Inc.	19

2,228	Bloomin’ Brands, Inc.	49

209	Bluegreen Vacations Corp.	2

2,068	Boyd Gaming Corp.	62

969	Brinker International, Inc.	41

877	Carrols Restaurant Group, Inc. (a)	6

682	Century Casinos, Inc. (a)	5

906	Churchill Downs, Inc.	124

422	Chuy’s Holdings, Inc. (a)	11

614	Cracker Barrel Old Country Store, Inc.	94

813	Dave & Buster’s Entertainment, Inc.	33

730	Del Taco Restaurants, Inc. (a)	6

1,527	Denny’s Corp. (a)	30

421	Dine Brands Global, Inc.	35

1,571	Drive Shack, Inc. (a)	6

511	El Pollo Loco Holdings, Inc. (a)	8

8,781	Eldorado Resorts, Inc. (a)	524

568	Fiesta Restaurant Group, Inc. (a)	6

491	Golden Entertainment, Inc. (a)	9

214	Inspired Entertainment, Inc. (a)	1

294	J. Alexander’s Holdings, Inc. (a)	3

667	Jack in the Box, Inc.	52

82	Kura Sushi USA, Inc., Class – A (a)	2

576	Lindblad Expeditions Holdings, Inc. (a)	9

1,073	Marriott Vacations Worldwide Corp.	139

285	Monarch Casino & Resort, Inc. (a)	14

73	Nathan’s Famous, Inc.	5

705	Noodles & Co. (a)	4

573	Papa John’s International, Inc.	36

2,867	Penn National Gaming, Inc. (a)	73

2,626	Planet Fitness, Inc., Class – A (a)	197

665	PlayAGS, Inc. (a)	8

Shares	Security Description	Value (000)

	Hotels, Restaurants & Leisure (continued)

666	Potbelly Corp. (a)	$3

226	RCI Hospitality Holdings, Inc.	5

589	Red Lion Hotels Corp. (a)	2

336	Red Robin Gourmet Burgers, Inc. (a)	11

1,813	Red Rock Resorts, Inc., Class – A	43

759	Ruth’s Hospitality Group, Inc.	17

1,476	Scientific Games Corp., Class – A (a)	40

1,211	SeaWorld Entertainment, Inc. (a)	38

740	Shake Shack, Inc., Class – A (a)	44

800	Target Hospitality Corp. (a)	4

1,717	Texas Roadhouse, Inc., Class – A	97

1,062	The Cheesecake Factory, Inc.	41

516	The Habit Restaurants, Inc. (a)	5

457	Twin River Worldwide Holdings, Inc.	12

751	Wingstop, Inc.	65

		2,051

	Household Durables — 1.15%

234	Bassett Furniture Industries, Inc.	4

748	Beazer Homes USA, Inc. (a)	11

226	Cavco Industries, Inc. (a)	44

6,398	Century Communities, Inc. (a)	175

605	Ethan Allen Interiors, Inc.	12

183	Flexsteel Industries, Inc.	4

3,315	Gopro, Inc., Class – A (a)	14

575	Green Brick Partners, Inc. (a)	7

156	Hamilton Beach Brands Holding Co.	3

648	Helen of Troy Ltd. (a)	117

292	Hooker Furniture Corp.	8

588	Installed Building Products, Inc. (a)	40

709	iRobot Corp. (a)	36

2,209	KB Home	76

1,152	La-Z-Boy, Inc.	36

178	Legacy Housing Corp. (a)	3

3,287	LGI Homes, Inc. (a)	231

290	Lifetime Brands, Inc.	2

695	M/I Homes, Inc. (a)	27

1,277	MDC Holdings, Inc.	49

944	Meritage Homes Corp. (a)	58

210	Purple Innovation, Inc. (a)	2

1,302	Skyline Champion Corp. (a)	41

1,837	Sonos, Inc. (a)	29

2,694	Taylor Morrison Home Corp., Class – A (a)	59

221	The Lovesac Co. (a)	4

865	TopBuild Corp. (a)	89

3,580	TRI Pointe Homes, Inc. (a)	56

1,229	Tupperware Brands Corp.	11

7,044	Universal Electronics, Inc. (a)	367

847	William Lyon Homes, Class – A (a)	17

768	Zagg, Inc. (a)	6

		1,638

	Household Products — 0.08%

263	Central Garden & Pet Co. (a)	8

1,069	Central Garden & Pet Co., Class – A (a)	31

149	Oil-Dri Corporation of America	5

355	WD-40 Co.	70

		114

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Independent Power and Renewable Electricity Producers — 0.16%

2,576	Atlantic Power Corp. (a)	$6

906	Clearway Energy, Inc., Class – A	17

1,915	Clearway Energy, Inc., Class – C	38

1,023	Ormat Technologies, Inc.	76

2,266	Pattern Energy Group, Inc.	61

325	Sunnova Energy International, Inc. (a)	4

2,041	Terraform Power, Inc., Class – A	31

		233

	Industrial Conglomerates — 0.02%

939	Raven Industries, Inc.	32

	Insurance — 1.40%

1,139	Ambac Financial Group, Inc. (a)	25

2,326	American Equity Investment Life Holding Co.	70

497	AMERISAFE, Inc.	33

2,688	Argo Group International Holdings Ltd.	176

370	BRP Group, Inc. – A (a)	6

1,354	Citizens, Inc. (a)	9

3,921	CNO Financial Group, Inc.	71

400	Crawford & Co.	5

270	Donegal Group, Inc.	4

577	eHealth, Inc. (a)	55

820	Employers Holdings, Inc.	34

296	Enstar Group Ltd. (a)	61

1,269	Everest Re Group Ltd.	351

247	FBL Financial Group, Inc., Class – A	15

288	FedNat Holding Co.	5

13,076	Genworth Financial, Inc., Class – A (a)	58

198	Global Indemnity Ltd.	6

302	Goosehead Insurance, Inc.	13

740	Greenlight Capital Re Ltd. (a)	7

317	Hallmark Financial Services, Inc. (a)	6

171	HCI Group, Inc.	8

258	Health Insurance Innovations, Inc., Class – A^ (a)	5

664	Heritage Insurance Holdings, Inc.	9

1,082	Horace Mann Educators Corp.	47

117	Independence Holding Co.	5

38	Investors Title Co.	6

768	James River Group Holdings	32

521	Kinsale Capital Group, Inc.	53

1,963	MBIA, Inc. (a)	18

1,755	National General Holdings Corp.	39

59	National Western Life Group, Inc., Class – A	17

241	NI Holdings, Inc. (a)	4

315	Palomar Holdings, Inc. (a)	16

1,376	ProAssurance Corp.	50

221	ProSight Global, Inc. (a)	4

276	Protective Insurance Corp., Class – B	4

1,034	RLI Corp.	92

384	Safety Insurance Group, Inc.	36

1,509	Selective Insurance Group, Inc.	97

440	State Auto Financial Corp.	14

591	Stewart Information Services Corp.	24

1,863	Third Point Reinsurance Ltd. (a)	20

Shares	Security Description	Value (000)

	Insurance (continued)

614	Tiptree, Inc.	$5

713	Trupanion, Inc. (a)	27

533	United Fire Group, Inc.	23

487	United Insurance Holdings Corp.	6

786	Universal Insurance Holdings, Inc.	22

3,947	W.R. Berkley Corp.	272

536	Watford Holdings Ltd. (a)	13

		1,978

	Interactive Media & Services — 0.17%

546	Care.com, Inc. (a)	8

1,933	Cargurus, Inc. (a)	69

1,745	Cars.com, Inc. (a)	21

1,238	DHI Group, Inc. (a)	4

968	Eventbrite, Inc. (a)	20

250	EverQuote, Inc., Class – A (a)	9

1,830	Liberty TripAdvisor Holdings, Inc., Class – A (a)	13

1,141	QuinStreet, Inc. (a)	17

1,825	The Meet Group, Inc. (a)	9

104	Travelzoo, Inc. (a)	1

2,601	TrueCar, Inc. (a)	12

1,780	Yelp, Inc. (a)	62

		245

	Internet & Direct Marketing Retail — 0.12%

641	1-800-Flowers.com, Inc., Class – A (a)	9

269	Duluth Holdings, Inc., Class – B (a)	3

269	Gaia, Inc. (a)	2

11,630	Groupon, Inc. (a)	28

286	Lands’ End, Inc. (a)	5

449	Leaf Group Ltd. (a)	2

788	Liquidity Services, Inc. (a)	5

505	PetMed Express, Inc.	12

1,997	Quotient Technology, Inc. (a)	20

481	Shutterstock, Inc. (a)	21

428	Stamps.com, Inc. (a)	35

1,091	Stitch Fix, Inc., Class – A (a)	28

424	The Realreal, Inc. (a)	8

1,270	Waitr Holdings, Inc.^ (a)	—

		178

	IT Services — 2.34%

2,893	Alliance Data Systems Corp.	325

36,154	Brightcove, Inc. (a)	314

952	Cardtronics PLC (a)	43

373	Cass Information Systems, Inc.	22

4,475	Conduent, Inc. (a)	28

852	CSG Systems International, Inc.	44

1,801	Endurance International Group Holdings, Inc. (a)	8

2,263	Euronet Worldwide, Inc. (a)	357

1,822	Everi Holdings, Inc. (a)	24

1,580	EVERTEC, Inc.	54

901	Evo Payments, Inc., Class – A (a)	24

1,245	Exela Technologies, Inc. (a)	1

866	Exlservice Holdings, Inc. (a)	60

2,257	Global Payments, Inc.	412

857	GTT Communications, Inc.^ (a)	10

363	I3 Verticals, Inc., Class – A (a)	10

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	IT Services (continued)

994	Information Services Group, Inc. (a)	$3

457	International Money Express, Inc. (a)	6

26,907	KBR, Inc.	820

2,896	Limelight Networks, Inc. (a)	12

1,746	LiveRamp Holdings, Inc. (a)	84

700	ManTech International Corp., Class – A	56

1,640	MAXIMUS, Inc.	122

1,709	NIC, Inc.	38

809	Paysign, Inc.^ (a)	8

839	Perficient, Inc. (a)	39

3,616	Perspecta, Inc.	96

521	PRGX Global, Inc. (a)	3

158	Priority Technology Holdings, Inc. (a)	—

1,499	Science Applications International Corp.	130

394	Startek, Inc. (a)	3

986	Sykes Enterprises, Inc. (a)	36

639	The Hackett Group, Inc.	10

376	TTEC Holdings, Inc.	15

250	Tucows, Inc. (a)	15

1,314	Unisys Corp. (a)	16

3,280	Verra Mobility Corp. (a)	46

758	Virtusa Corp. (a)	34

		3,328

	Leisure Products — 0.23%

927	Acushnet Holdings Corp.	30

1,397	American Outdoor Brands Corp. (a)	13

2,419	Callaway Golf Co.	51

589	Clarus Corp.	8

324	Escalade, Inc.	3

126	Johnson Outdoors, Inc., Class – A	10

549	Malibu Boats, Inc., Class – A (a)	22

197	Marine Products Corp.	3

478	Mastercraft Boat Holdings, Inc. (a)	8

440	Sturm, Ruger & Co., Inc.	21

17,122	Vista Outdoor, Inc. (a)	128

1,061	Yeti Holdings, Inc. (a)	37

		334

	Life Sciences Tools & Services — 0.37%

686	Accelerate Diagnostics, Inc. (a)	12

961	Chromadex Corp.^ (a)	4

1,331	Codexis, Inc. (a)	21

1,286	ENZO Biochem, Inc. (a)	3

1,799	Fluidigm Corp. (a)	6

1,058	Luminex Corp.	25

709	Medpace Holdings, Inc. (a)	60

865	NanoString Technologies, Inc. (a)	24

2,488	NeoGenomics, Inc. (a)	73

3,582	Pacific Biosciences of California, Inc. (a)	18

216	Personalis, Inc. (a)	2

5,254	Qiagen N.V. (a)	177

327	Quanterix Corp. (a)	8

1,621	Syneos Health, Inc. (a)	97

		530

Shares	Security Description	Value (000)

	Machinery — 1.91%

1,429	Actuant Corp., Class – A	$37

257	Alamo Group, Inc.	32

792	Albany International Corp.	60

1,664	Altra Industrial Motion Corp.	60

592	Astec Industries, Inc.	25

1,227	Barnes Group, Inc.	76

419	Blue Bird Corp. (a)	10

1,064	Briggs & Stratton Corp.	7

930	Chart Industries, Inc. (a)	63

489	CIRCOR International, Inc. (a)	23

603	Columbus McKinnon Corp.	24

860	Commercial Vehicle Group, Inc. (a)	5

363	DMC Global, Inc.	16

589	Douglas Dynamics, Inc.	32

928	Energy Recovery, Inc. (a)	9

533	ENPRO Industries, Inc.	36

660	ESCO Technologies, Inc.	61

1,984	Evoqua Water Technologies Co. (a)	38

1,561	Federal Signal Corp.	50

1,193	Franklin Electric Co., Inc.	68

268	Gencor Industries, Inc. (a)	3

240	Graham Corp.	5

2,045	Harsco Corp. (a)	47

766	Helios Technologies, Inc.	35

1,880	Hillenbrand, Inc.	63

159	Hurco Companies, Inc.	6

253	Hyster-Yale Materials Handling, Inc.	15

808	John Bean Technologies Corp.	91

289	Kadant, Inc.	30

2,138	Kennametal, Inc.	79

248	L.B. Foster Co., Class – A (a)	5

284	Lindsay Corp.	27

726	Luxfer Holdings PLC	13

469	Lydall, Inc. (a)	10

19,244	Meritor, Inc. (a)	505

285	Miller Industries, Inc.	11

1,439	Mueller Industries, Inc.	46

4,063	Mueller Water Products, Inc., Class – A	49

1,289	Navistar International Corp. (a)	37

1,174	NN, Inc.	11

80	Omega Flex, Inc.	9

244	Park-Ohio Holdings Corp.	8

695	Proto Labs, Inc. (a)	71

627	RBC Bearings, Inc. (a)	99

760	REV Group, Inc.	9

2,740	Rexnord Corp. (a)	89

862	Spartan Motors, Inc.	16

1,130	SPX Corp. (a)	57

1,087	SPX FLOW, Inc. (a)	53

317	Standex International Corp.	25

468	Tennant Co.	36

1,632	Terex Corp.	49

135	The Eastern Co.	4

471	The Gorman-Rupp Co.	18

846	The Greenbrier Cos., Inc.	27

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Machinery (continued)

894	The Manitowoc Co., Inc. (a)	$16

1,378	Titan International, Inc.	5

1,181	TriMas Corp. (a)	37

254	Twin Disc, Inc. (a)	3

1,376	Wabash National Corp.	20

917	WABCO Holdings, Inc. (a)	125

711	Watts Water Technologies, Inc., Class – A	71

3,340	Welbilt, Inc. (a)	52

		2,719

	Marine — 0.23%

1,326	Costamare, Inc.	12

1,129	Eagle Bulk Shipping, Inc. (a)	5

377	Genco Shipping & Trading Ltd.	4

2,758	Kirby Corp. (a)	247

1,103	Matson, Inc.	45

1,494	Safe Bulkers, Inc. (a)	3

1,460	Scorpio Bulkers, Inc.	9

		325

	Media — 0.66%

248	Boston Omaha Corp. (a)	5

7,411	Cardlytics, Inc. (a)	466

228	cbdMD, Inc. (a)	1

2,351	Central European Media Enterprises Ltd. (a)	11

1,102	Clear Channel Outdoor Holdings, Inc. (a)	3

1,186	ComScore, Inc. (a)	6

344	Cumulus Media, Inc., Class – A (a)	6

29	Daily Journal Corp. (a)	8

666	Emerald Expositions Events, Inc.	7

3,121	Entercom Communications Corp.	14

1,817	Entravision Communications Corp., Class – A	5

1,066	Fluent, Inc. (a)	3

3,009	Gannett Co., Inc.	19

2,358	Gray Television, Inc. (a)	51

462	Hemisphere Media Group, Inc. (a)	7

1,297	Lee Enterprises, Inc. (a)	2

1,163	Liberty Lilac Group, Class – A (a)	22

2,972	Liberty Lilac Group, Class – C (a)	58

346	Loral Space & Communications, Inc. (a)	11

840	Marchex, Inc. (a)	3

1,301	MDC Partners, Inc., Class – A (a)	4

1,027	Meredith Corp.	33

1,146	MSG Networks, Inc., Class – A (a)	20

1,601	National CineMedia, Inc.	12

115	Saga Communications, Inc.	3

751	Scholastic Corp.	29

570	TechTarget (a)	15

5,656	TEGNA, Inc.	94

1,369	The E.W. Scripps Co., Class – A	22

469	Tribune Publishing Co.	6

796	WideOpenwest, Inc. (a)	6

		952

	Metals & Mining — 1.91%

5,311	Agnico-Eagle Mines Ltd.	327

Shares	Security Description	Value (000)

	Metals & Mining (continued)

8,280	AK Steel Holding Corp. (a)	$27

34,099	Allegheny Technologies, Inc. (a)	705

2,912	Carpenter Technology Corp.	145

1,264	Century Aluminum Co. (a)	9

6,875	Cleveland-Cliffs, Inc.^	58

6,120	Coeur Mining, Inc. (a)	49

3,045	Commercial Metals Co.	68

3,567	Compass Minerals International, Inc.	218

1,722	Gold Resource Corp.	10

321	Haynes International, Inc.	11

12,674	Hecla Mining Co.	43

408	Kaiser Aluminum Corp.	45

529	Materion Corp.	31

153	Mayville Engineering Co, Inc. (a)	1

6,015	Novagold Resources, Inc. (a)	54

273	Olympic Steel, Inc.	5

33,480	Pan American Silver Corp.	793

203	Ramaco Resources, Inc. (a)	1

404	Ryerson Holding Corp. (a)	5

679	Schnitzer Steel Industries, Inc., Class – A	15

1,967	SunCoke Energy, Inc.	12

200	Synalloy Corp. (a)	3

1,151	Timkensteel Corp. (a)	9

1,343	Warrior Met Coal, Inc.	28

989	Worthington Industries, Inc.	42

		2,714

	Mortgage Real Estate Investment Trusts — 0.53%

816	AG Mortgage Investment Trust, Inc.	13

2,517	Anworth Mortgage Asset Corp.	9

3,983	Apollo Commercial Real Estate Finance, Inc.	73

693	Ares Commercial Real Estate Corp.	11

1,560	ARMOUR Residential REIT, Inc.	28

3,255	Blackstone Mortgage Trust, Inc.	122

2,374	Capstead Mortgage Corp.	19

433	Cherry Hill Mortgage Investment Corp.	6

2,082	Colony Credit Real Estate, Inc.	27

603	Dynex Capital, Inc.	10

824	Ellington Financial, Inc.	15

780	Exantas Capital Corp.	9

1,426	Granite Point Mortgage Trust, Inc.	26

402	Great Ajax Corp.	6

1,654	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	53

3,717	Invesco Mortgage Capital, Inc.	62

632	KKR Real Estate Finance Trust, Inc.	13

2,664	Ladder Capital Corp.	48

6,749	New York Mortgage Trust, Inc.	42

1,599	Orchid Island Capital, Inc.	9

2,313	Pennymac Mortgage Investment Trust	52

768	Ready Capital Corp.	12

2,867	Redwood Trust, Inc.	47

1,294	TPG RE Finance Trust, Inc.	26

1,320	Western Asset Mortgage Capital Corp.	14

		752

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Multiline Retail — 0.04%

1,004	Big Lots, Inc.	$29

270	Dillard’s, Inc., Class – A^	20

7,997	J.C. Penney Co., Inc.^ (a)	9

		58

	Multi-Utilities — 0.23%

1,708	Avista Corp.	82

1,575	Black Hills Corp.	123

1,311	NorthWestern Corp.	94

367	Unitil Corp.	23

		322

	Oil, Gas & Consumable Fuels — 2.02%

4,355	Abraxas Petroleum Corp. (a)	2

1,220	Altus Midstream Co., Class – A (a)	3

376	Amplify Energy Corp.	2

1,509	Amyris, Inc. (a)	5

393	Arch Coal, Inc.	28

837	Ardmore Shipping Corp. (a)	8

1,588	Berry Petroleum Corp.	15

513	Bonanza Creek Energy, Inc. (a)	12

390	Brigham Minerals, Inc.	8

1,215	California Resources Corp.^ (a)	11

9,684	Callon Petroleum Co. (a)	47

29,068	Centennial Resource Development, Inc., Class – A (a)	134

753	Chaparral Energy, Inc., Class – A (a)	1

3,570	Clean Energy Fuels Corp. (a)	8

4,771	CNX Resources Corp. (a)	42

365	Comstock Resources, Inc. (a)	3

693	CONSOL Energy, Inc. (a)	10

499	Contura Energy, Inc. (a)	5

762	CVR Energy, Inc.	31

1,915	Delek US Holdings, Inc.	64

12,328	Denbury Resources, Inc. (a)	17

2,226	DHT Holdings, Inc.	18

598	Diamond S Shipping, Inc. (a)	10

736	Dorian LPG Ltd. (a)	11

551	Earthstone Energy, Inc. (a)	3

2,250	Energy Fuels, Inc.^ (a)	4

27,251	Euronav N.V.	342

679	Evolution Petroleum Corp.	4

2,424	Extraction Oil & Gas, Inc.^ (a)	5

934	Falcon Minerals Corp.	7

22,341	GasLog Ltd.	218

8,059	Golar LNG Ltd.	114

215	Goodrich Petroleum Corp. (a)	2

894	Green Plains, Inc.	14

4,378	Gulfport Energy Corp. (a)	13

509	Hallador Energy Co.	2

2,937	Highpoint Resources Corp. (a)	5

631	International Seaways, Inc. (a)	19

1,753	Jagged Peak Energy, Inc. (a)	15

4,521	Laredo Petroleum, Inc. (a)	13

2,624	Magnolia Oil & Gas Corp. (a)	33

2,871	Matador Resources Co. (a)	52

Shares	Security Description	Value (000)

	Oil, Gas & Consumable Fuels (continued)

526	Montage Resources Corp. (a)	$4

104	NACCO Industries, Inc., Class – A	5

28,832	Navigator Holdings Ltd. (a)	388

285	Nextdecade Corp. (a)	2

12,314	Noble Energy, Inc.	306

3,592	Nordic American Tankers Ltd.	18

7,821	Northern Oil & Gas, Inc. (a)	18

8,274	Oasis Petroleum, Inc. (a)	27

2,062	Overseas Shipholding Group, Inc. (a)	5

389	Panhandle Oil & Gas, Inc., Class – A	4

938	Par Pacific Holdings, Inc. (a)	22

7,287	PDC Energy, Inc. (a)	191

1,756	Peabody Energy Corp.	16

340	Penn Virginia Corp. (a)	10

12	Primeenergy Resources Corp. (a)	2

6,181	QEP Resources, Inc.	28

928	Renewable Energy Group, Inc. (a)	25

141	REX American Resources Corp. (a)	12

1,544	Ring Energy, Inc. (a)	4

252	Rosehill Resources, Inc. (a)	—

834	SandRidge Energy, Inc. (a)	4

1,138	Scorpio Tankers, Inc.	45

2,127	SFL Corp. Ltd.	31

206	Silverbow Resources, Inc. (a)	2

10,420	SM Energy Co.	117

13,907	Southwestern Energy Co. (a)	34

6,100	SRC Energy, Inc. (a)	25

497	Talos Energy, Inc. (a)	15

1,908	Teekay Corp.	10

601	Teekay Tankers Ltd. (a)	15

2,371	Tellurian, Inc. (a)	17

4,112	Uranium Energy Corp. (a)	4

2,441	W&T Offshore, Inc. (a)	14

2,339	Whiting Petroleum Corp. (a)	17

1,680	World Fuel Services Corp.	73

		2,870

	Paper & Forest Products — 0.17%

1,010	Boise Cascade Co.	37

401	Clearwater Paper Corp. (a)	9

3,068	Louisiana-Pacific Corp.	90

440	Neenah, Inc.	31

1,097	PH Glatfelter Co.	20

807	Schweitzer-Mauduit International, Inc.	34

878	Verso Corp. (a)	16

		237

	Personal Products — 0.13%

976	Bellring Brands, Inc. (a)	21

659	e.l.f. Beauty, Inc. (a)	11

1,402	Edgewell Personal Care Co. (a)	42

458	Inter Parfums, Inc.	33

339	Lifevantage Corp. (a)	5

288	Medifast, Inc.	32

237	Nature’s Sunshine Products, Inc. (a)	2

222	Revlon, Inc., Class – A (a)	5

340	USANA Health Sciences, Inc. (a)	27

200	Youngevity International, Inc. (a)	1

		179

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Pharmaceuticals — 1.40%

1,898	AcelRx Pharmaceuticals, Inc.^ (a)	$4

966	Aclaris Therapeutics, Inc. (a)	2

8,609	Aerie Pharmaceuticals, Inc. (a)	207

347	Akcea Therapeutics, Inc. (a)	6

2,351	Akorn, Inc. (a)	4

3,016	Amneal Pharmaceuticals, Inc. (a)	15

903	Amphastar Pharmaceuticals, Inc. (a)	17

230	ANI Pharmaceuticals, Inc. (a)	14

544	Arvinas, Inc. (a)	22

568	Assembly Biosciences, Inc. (a)	12

1,637	Assertio Therapeutics, Inc. (a)	2

644	Axsome Therapeutics, Inc. (a)	67

218	Baudax Bio, Inc. (a)	2

2,249	BioDelivery Sciences International, Inc. (a)	14

519	Cerecor, Inc. (a)	3

862	Chiasma, Inc. (a)	4

807	Collegium Pharmaceutical, Inc. (a)	17

2,438	Corcept Therapeutics, Inc. (a)	29

571	CorMedix, Inc. (a)	4

1,727	Cymabay Therapeutics, Inc. (a)	3

1,167	Dermira, Inc. (a)	18

571	Eloxx Pharmaceuticals, Inc. (a)	4

5,666	ENDO International PLC (a)	27

343	Evofem Biosciences, Inc. (a)	2

425	Evolus, Inc. (a)	5

1,500	EyePoint Pharmaceuticals, Inc.^ (a)	2

100	Fulcrum Therapeutics, Inc. (a)	2

1,735	Innoviva, Inc. (a)	25

773	Intersect ENT, Inc. (a)	19

1,085	Intra-Cellular Therapies, Inc. (a)	37

545	Kala Pharmaceuticals, Inc. (a)	2

122	Kaleido Biosciences, Inc.^ (a)	1

806	Lannett Co., Inc. (a)	7

332	Liquidia Technologies, Inc. (a)	1

2,075	Mallinckrodt PLC^ (a)	7

1,199	Marinus Pharmaceuticals, Inc. (a)	3

384	Menlo Therapeutics, Inc. (a)	2

1,158	Myokardia, Inc. (a)	84

2,438	Nektar Therapeutics (a)	53

607	NGM Biopharmaceuticals, Inc.^ (a)	11

1,362	Ocular Therapeutix, Inc. (a)	5

294	Odonate Therapeutics, Inc. (a)	10

1,172	Omeros Corp. (a)	17

768	Optinose, Inc. (a)	7

268	Osmotica Pharmaceuticals PLC (a)	2

8,813	Pacira BioSciences, Inc. (a)	399

895	Paratek Pharmaceuticals, Inc. (a)	4

264	Phathom Pharmaceuticals, Inc. (a)	8

514	Phibro Animal Health Corp., Class – A	13

1,311	Prestige Consumer Healthcare, Inc. (a)	53

576	Reata Pharmaceuticals, Inc., Class – A (a)	118

372	resTORbio, Inc. (a)	1

1,103	Revance Therapeutics, Inc. (a)	18

108	Satsuma Pharmaceuticals, Inc. (a)	2

Shares	Security Description	Value (000)

	Pharmaceuticals (continued)

1,363	SIGA Technologies, Inc. (a)	$7

876	Strongbridge BioPharma PLC (a)	2

1,282	Supernus Pharmaceuticals, Inc. (a)	30

1,949	The Medicines Co. (a)	165

102,243	TherapeuticsMD, Inc.^ (a)	247

1,114	Theravance Biopharma, Inc. (a)	29

548	Tricida, Inc. (a)	21

322	Verrica Pharmaceuticals, Inc. (a)	5

565	WaVe Life Sciences Ltd. (a)	5

667	Xeris Pharmaceuticals, Inc. (a)	5

1,101	Zogenix, Inc. (a)	57

710	Zynerba Pharmaceuticals, Inc. (a)	4

		1,994

	Professional Services — 0.57%

1,434	Acacia Research Corp. (a)	4

1,329	ASGN, Inc. (a)	94

184	Barrett Business Services, Inc.	17

248	BG Staffing, Inc.	5

1,336	CBIZ, Inc. (a)	36

203	CRA International, Inc.	11

1,346	Exponent, Inc.	93

268	Forrester Research, Inc. (a)	11

249	Franklin Covey Co. (a)	8

964	FTI Consulting, Inc. (a)	107

290	GP Strategies Corp. (a)	4

474	Heidrick & Struggles International, Inc.	15

582	Huron Consulting Group, Inc. (a)	40

471	ICF International, Inc.	43

1,347	InnerWorkings, Inc. (a)	7

973	Insperity, Inc.	84

833	Kelly Services, Inc., Class – A	19

527	Kforce, Inc.	21

1,456	Korn Ferry	62

452	Mistras Group, Inc. (a)	6

774	Resources Connections, Inc.	13

1,143	TriNet Group, Inc. (a)	65

1,043	TrueBlue, Inc. (a)	25

1,434	Upwork, Inc. (a)	15

250	Willdan Group, Inc. (a)	8

		813

	Real Estate Management & Development — 0.31%

152	Altisource Portfolio Solutions SA (a)	3

75	American Realty Investors, Inc. (a)	1

125	Consolidated-Tomoka Land Co.	8

2,894	Cushman & Wakefield PLC (a)	59

2,078	Essential Properties Realty Trust, Inc.	52

525	eXp World Holdings, Inc. (a)	6

291	Forestar Group, Inc. (a)	6

186	FRP Holdings, Inc. (a)	9

31	Griffin Industrial Realty, Inc.	1

3,195	Kennedy-Wilson Holdings, Inc.	72

608	Marcus & Millichap, Inc. (a)	23

148	Maui Land & Pineapple Co., Inc. (a)	2

3,658	Newmark Group, Inc., Class – A	49

255	Rafael Holdings, Inc., Class – B (a)	5

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Real Estate Management & Development (continued)

450	RE/MAX Holdings, Inc., Class – A	$17

3,021	Realogy Holdings Corp.	29

2,287	Redfin Corp. (a)	48

136	Stratus Properties, Inc. (a)	4

574	Tejon Ranch Co. (a)	9

405	The RMR Group, Inc., Class – A	18

851	The St. Joe Co. (a)	17

34	Transcontinental Realty Investors, Inc. (a)	1

		439

	Road & Rail — 0.41%

665	ArcBest Corp.	18

1,491	Avis Budget Group, Inc. (a)	48

328	Covenant Transportation Group, Inc., Class – A (a)	4

1,105	Daseke, Inc. (a)	3

1,210	Heartland Express, Inc.	25

2,628	Hertz Global Holdings, Inc. (a)	41

8,368	Knight-Swift Transportation Holdings, Inc.	301

1,031	Marten Transport Ltd.	22

48	P.A.M. Transportation Services, Inc. (a)	3

86	Roadrunner Transportation Systems, Inc. (a)	1

670	Saia, Inc. (a)	63

194	Universal Truckload Services, Inc.	4

558	US Xpress Enterprise, Inc., Class – A (a)	3

1,154	Werner Enterprises, Inc.	42

843	YRC Worldwide, Inc. (a)	2

		580

	Semiconductors & Semiconductor Equipment — 3.69%

671	Adesto Technologies Corp. (a)	6

983	Advanced Energy Industries, Inc. (a)	70

4,450	Advanced Micro Devices, Inc. (a)	204

502	Alpha & Omega Semiconductor Ltd. (a)	7

816	Ambarella, Inc. (a)	49

2,526	Amkor Technology, Inc. (a)	33

827	Axcelis Technologies, Inc. (a)	20

1,088	AXT, Inc. (a)	5

1,847	Brooks Automation, Inc.	78

748	Cabot Microelectronics Corp.	108

566	CEVA, Inc. (a)	15

1,509	Cirrus Logic, Inc. (a)	124

1,014	Cohu, Inc.	23

5,464	Cree, Inc. (a)	252

4,839	Cypress Semiconductor Corp.	113

1,063	Diodes, Inc. (a)	60

606	DSP Group, Inc. (a)	10

1,931	FormFactor, Inc. (a)	50

370	GSI Technology, Inc. (a)	3

571	Ichor Holdings Ltd. (a)	19

431	Impinj, Inc. (a)	11

1,169	Inphi Corp. (a)	87

3,221	Lattice Semiconductor Corp. (a)	62

15,702	MA-COM Technology Solutions Holdings, Inc. (a)	417

8,998	Marvell Technology Group Ltd.	239

1,693	MaxLinear, Inc., Class – A (a)	36

1,239	MKS Instruments, Inc.	136

Shares	Security Description	Value (000)

	Semiconductors & Semiconductor Equipment (continued)

4,124	Monolithic Power Systems, Inc.	$733

972	Neophotonics Corp. (a)	9

124	NVE Corp.	9

1,242	Onto Innovation, Inc. (a)	45

713	PDF Solutions, Inc. (a)	12

1,642	Photronics, Inc. (a)	26

726	Power Integrations, Inc.	72

4,699	Qorvo, Inc. (a)	546

2,868	Rambus, Inc. (a)	40

9,889	Semtech Corp. (a)	523

2,642	Silicon Laboratories, Inc. (a)	307

351	SMART Global Holdings, Inc. (a)	13

1,583	SunPower Corp. (a)	12

877	Synaptics, Inc. (a)	58

4,309	Ultra Clean Holdings, Inc. (a)	101

2,311	Universal Display Corp.	476

1,213	Veeco Instruments, Inc. (a)	18

1,242	Xperi Corp.	23

		5,260

	Software — 2.94%

7,977	2U, Inc. (a)	191

2,417	8x8, Inc. (a)	44

1,410	A10 Networks, Inc. (a)	10

2,973	ACI Worldwide, Inc. (a)	113

524	Agilysys, Inc. (a)	13

944	Alarm.com Holding, Inc. (a)	41

1,029	Altair Engineering, Inc., Class – A (a)	37

763	American Software, Inc., Class – A	11

407	AppFolio, Inc., Class – A (a)	45

876	Appian Corp. (a)	33

2,880	Avaya Holdings Corp. (a)	39

14,161	Benefitfocus, Inc. (a)	310

1,260	Blackbaud, Inc.	100

1,098	Blackline, Inc. (a)	57

1,108	Bottomline Technologies, Inc. (a)	59

3,673	Box, Inc., Class – A (a)	62

2,495	Cerence, Inc. (a)	56

664	ChannelAdvisor Corp. (a)	6

2,407	Cision Ltd. (a)	24

6,125	Cloudera, Inc. (a)	71

1,054	CommVault Systems, Inc. (a)	47

1,471	Cornerstone OnDemand, Inc. (a)	86

317	Digimarc Corp. (a)	11

2,099	Digital Turbine, Inc. (a)	15

435	Domo, Inc. (a)	9

594	Ebix, Inc.	20

511	eGain Corp. (a)	4

1,243	Envestnet, Inc. (a)	87

862	Everbridge, Inc. (a)	67

1,544	Five9, Inc. (a)	101

1,076	Forescout Technologies, Inc. (a)	35

998	GTY Technology Holdings, Inc. (a)	6

1,238	Ideanomics, Inc. (a)	1

891	Instructure, Inc. (a)	43

165	Intelligent Systems Corp. (a)	7

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Software (continued)

1,203	J2 Global, Inc.	$113

1,601	LivePerson, Inc. (a)	59

252	Majesco (a)	2

216	MicroStrategy, Inc., Class – A (a)	31

924	Mitek Systems, Inc. (a)	7

2,394	MobileIron, Inc. (a)	12

5,592	Model N, Inc. (a)	196

19,967	Nuance Communications, Inc. (a)	357

823	Onespan, Inc. (a)	14

730	Phunware, Inc. (a)	1

338	Ping Identity Holding Corp. (a)	8

1,150	Progress Software Corp.	48

849	PROS Holdings, Inc. (a)	51

1,115	Q2 Holdings, Inc. (a)	90

277	QAD, Inc., Class – A	14

871	Qualys, Inc. (a)	73

1,262	Rapid7, Inc. (a)	71

486	Rimini Street, Inc. (a)	2

2,206	Sailpoint Technologies Holding, Inc. (a)	52

210	Secureworks Corp. (a)	3

327	SharpSpring, Inc. (a)	4

202	ShotSpotter, Inc. (a)	5

894	SPS Commerce, Inc. (a)	50

5,067	SS&C Technologies Holdings, Inc.	311

2,249	SVMK, Inc. (a)	40

926	Synchronoss Technologies, Inc. (a)	4

1,086	Telaria, Inc. (a)	10

874	Telenav, Inc. (a)	4

977	Tenable Holdings, Inc. (a)	23

1,313	The Rubicon Project, Inc. (a)	11

42,746	TiVo Corp.	362

590	Upland Software, Inc. (a)	21

766	Varonis Systems, Inc. (a)	60

1,703	Verint Systems, Inc. (a)	94

1,512	VirnetX Holding Corp.^ (a)	6

936	Workiva, Inc. (a)	39

2,402	Yext, Inc. (a)	35

1,345	Zix Corp. (a)	9

2,218	Zuora, Inc., Class – A (a)	32

		4,185

	Specialty Retail — 1.07%

1,743	Aaron’s, Inc.	99

1,677	Abercrombie & Fitch Co.	29

4,117	American Eagle Outfitters, Inc.	61

156	America’s Car-Mart, Inc. (a)	17

504	Asbury Automotive Group, Inc. (a)	56

236	Ascena Retail Group, Inc. (a)	2

10,654	AT Home Group, Inc. (a)	59

1,127	Barnes & Noble Education, Inc. (a)	5

3,159	Bed Bath & Beyond, Inc.	55

737	Boot Barn Holdings, Inc. (a)	33

1,023	Caleres, Inc.	24

829	Camping World Holdings, Inc., Class – A	12

2,995	Chico’s FAS, Inc.	11

Shares	Security Description	Value (000)

	Specialty Retail (continued)

332	Citi Trends, Inc.	$8

542	Conn’s, Inc. (a)	7

1,613	Designer Brands, Inc., Class – A	25

1,702	Express, Inc. (a)	8

1,908	Floor & Decor Holdings, Inc., Class – A (a)	97

2,343	GameStop Corp., Class – A^	14

378	Genesco, Inc. (a)	18

2,314	GNC Holdings, Inc., Class – A^ (a)	6

456	Group 1 Automotive, Inc.	46

1,197	Guess?, Inc.	27

481	Haverty Furniture Cos., Inc.	10

472	Hibbett Sports, Inc. (a)	13

999	Hudson Ltd., Class – A (a)	15

392	J. Jill, Inc.	—

575	Lithia Motors, Inc.	85

811	Lumber Liquidators Holdings, Inc. (a)	8

568	MarineMax, Inc. (a)	9

836	Monro, Inc.	65

755	Murphy USA, Inc. (a)	88

2,047	National Vision Holdings, Inc. (a)	66

14,258	Office Depot, Inc.	39

1,369	Party City Holdco, Inc. (a)	3

1,267	Rent-A-Center, Inc.	37

424	Restoration Hardware Co. (a)	91

675	RTW RetailWinds, Inc. (a)	1

3,121	Sally Beauty Holdings, Inc. (a)	57

261	Shoe Carnival, Inc.	10

1,370	Signet Jewelers Ltd.	30

738	Sleep Number Corp. (a)	36

613	Sonic Automotive, Inc., Class – A	19

1,082	Sportsman’s Warehouse Holdings, Inc. (a)	9

1,420	Tailored Brands, Inc.^	6

767	The Buckle, Inc.	21

571	The Cato Corp.	10

403	The Children’s Place, Inc.	25

397	The Container Store Group, Inc. (a)	2

2,261	The Michaels Cos., Inc. (a)	18

560	Tilly’s, Inc., Class – A	7

66	Winmark Corp.	13

527	Zumiez, Inc. (a)	18

		1,530

	Technology Hardware, Storage & Peripherals — 0.06%

3,005	3D Systems Corp. (a)	27

165	Astronova, Inc.	2

749	Avid Technology, Inc. (a)	6

1,935	Diebold Nixdorf, Inc. (a)	21

784	Immersion Corp. (a)	6

87	Sonim Technologies, Inc. (a)	—

1,354	Stratasys Ltd. (a)	27

		89

	Textiles, Apparel & Luxury Goods — 0.46%

3,262	Capri Holdings Ltd. (a)	124

399	Centric Brands, Inc. (a)	1

1,771	Crocs, Inc. (a)	74

261	Culp, Inc.	4

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Textiles, Apparel & Luxury Goods (continued)

728	Deckers Outdoor Corp. (a)	$123

150	Delta Apparel, Inc. (a)	5

1,178	Fossil Group, Inc. (a)	9

1,143	G-III Apparel Group Ltd. (a)	38

1,153	Kontoor Brands, Inc.	48

396	Movado Group, Inc.	9

437	Oxford Industries, Inc.	33

167	Rocky Brands, Inc.	5

2,184	Steven Madden Ltd.	94

250	Superior Group of Cos., Inc.	3

373	Unifi, Inc. (a)	9

581	Vera Bradley, Inc. (a)	7

75	Vince Holding Corp. (a)	1

2,068	Wolverine World Wide, Inc.	70

		657

	Thrifts & Mortgage Finance — 0.82%

1,500	Axos Financial, Inc. (a)	45

94	Bank7 Corp.	2

355	Bankfinancial Corp.	5

625	Bridgewater Bancshares, Inc. (a)	9

3,416	Capitol Federal Financial, Inc.	47

1,331	Columbia Financial, Inc. (a)	23

799	Dime Community Bancshares, Inc.	17

169	Entegra Financial Corp. (a)	5

274	ESSA Bancorp, Inc.	5

2,484	Essent Group Ltd.	129

228	Federal Agricultural Mortgage Corp., Class – C	19

79	First Capital, Inc.	6

482	First Defiance Financial Corp.	15

887	Flagstar Bancorp, Inc.	34

97	FS Bancorp, Inc.	6

95	Greene County Bancorp, Inc.	3

35	Hingham Institution For Savings	7

211	Home Bancorp, Inc.	8

575	HomeStreet, Inc. (a)	20

2,056	Kearny Financial Corp. of Maryland	28

515	Luther Burbank Corp.	6

195	Malvern Bancorp, Inc. (a)	5

228	Merchants Bancorp	4

1,208	Meridian Bancorp, Inc.	24

904	Meta Financial Group, Inc.	33

119	MMA Capital Holdings, Inc. (a)	4

1,916	Mr Cooper Group, Inc. (a)	24

1,703	NMI Holdings, Inc. (a)	57

1,112	Northfield Bancorp, Inc.	19

2,604	Northwest Bancshares, Inc.	43

1,316	OceanFirst Financial Corp.	34

3,384	Ocwen Financial Corp. (a)	5

298	OP Bancorp	3

447	PCSB Financial Corp.	9

209	PDL Community Bancorp (a)	3

626	PennyMac Financial Services, Inc.	21

268	Pioneer Bancorp, Inc. (a)	4

192	Provident Bancorp, Inc. (a)	2

Shares	Security Description	Value (000)

	Thrifts & Mortgage Finance (continued)

142	Provident Financial Holdings	$3

1,603	Provident Financial Services, Inc.	40

248	Prudential Bancorp, Inc.	5

5,229	Radian Group, Inc.	131

531	Riverview Bancorp, Inc.	4

199	Southern Missouri Bancorp, Inc.	8

552	Sterling Bancorp, Inc.	4

195	Territorial Bancorp, Inc.	6

186	Timberland Bancorp, Inc.	6

2,395	TrustCo Bankcorp NY	21

1,236	United Community Financial Corp.	14

719	Walker & Dunlop, Inc.	47

2,042	Washington Federal, Inc.	74

639	Waterstone Financial, Inc.	12

603	Western New England Bancorp, Inc.	6

1,328	WSFS Financial Corp.	57

		1,171

	Tobacco — 0.06%

3,201	22nd Century Group, Inc. (a)	4

229	Pyxus International, Inc. (a)	2

212	Turning Point Brands, Inc.	6

638	Universal Corp.	36

2,886	Vector Group Ltd.	39

		87

	Trading Companies & Distributors — 1.32%

1,341	Aircastle Ltd.	43

989	Applied Industrial Technologies, Inc.	66

8,874	Beacon Roofing Supply, Inc. (a)	284

225	Bluelinx Holdings, Inc. (a)	3

12,292	BMC Stock Holdings, Inc. (a)	353

413	CAI International, Inc. (a)	12

5,344	DXP Enterprises, Inc. (a)	212

113	EVI Industries, Inc. (a)	3

518	Foundation Building Materials, Inc. (a)	10

906	GATX Corp.	75

307	General Finance Corp. (a)	3

1,020	GMS, Inc. (a)	28

828	H&E Equipment Services, Inc.	28

633	Herc Holdings, Inc. (a)	31

718	Kaman Corp.	47

109	Lawson Products, Inc. (a)	6

9,972	MRC Global, Inc. (a)	136

2,842	NOW, Inc. (a)	32

121	Rush Enterprises, Inc.	6

705	Rush Enterprises, Inc., Class – A	33

1,052	SiteOne Landscape Supply, Inc. (a)	95

318	Systemax, Inc.	8

1,350	Textainer Group Holdings Ltd. (a)	14

476	Titan Machinery, Inc. (a)	7

165	Transcat, Inc. (a)	5

1,414	Triton International Ltd.	57

324	Veritiv Corp. (a)	6

1,502	Watsco, Inc.	271

84	Willis Lease Finance Corp. (a)	5

		1,879

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Transportation Infrastructure — 0.12%

3,905	Macquarie Infrastructure Corp.	$167

	Water Utilities — 0.19%

954	American States Water Co.	83

355	AquaVenture Holdings Ltd. (a)	10

201	Artesian Resources Corp.	7

347	Cadiz, Inc. (a)	4

1,240	California Water Service Group	64

411	Consolidated Water Co. Ltd.	7

361	Global Water Resources, Inc.	5

423	Middlesex Water Co.	27

428	Pure Cycle Corp. (a)	5

681	SJW Corp.	48

334	The York Water Co.	15

		275

	Wireless Telecommunication Services — 0.19%

1,092	Boingo Wireless, Inc. (a)	12

30,986	Gogo, Inc.^ (a)	198

1,240	Shenandoah Telecommunications Co.	52

437	Spok Holdings, Inc.	5

		267

	Total Common Stocks	94,168

	Contingent Rights — 0.00%

	Biotechnology — 0.00%

14	Oncternal Therapeutics, Inc. CVR	—

	Chemicals — 0.00%

755	Schulman, Inc. CVR (a)	—

	Metals & Mining — 0.00%

247,963	Pan American Silver Corp. CVR (a)	—

	Total Contingent Rights	—

Principal Amount (000)

	U.S. Treasury Obligation — 0.02%

$23	U.S. Treasury Bill, 1.48%, 3/12/20 (b)(c)	23

	Total U.S. Treasury Obligation	23

Shares	Security Description	Value (000)

	Investment Companies — 33.20%

1,095,754	Federated Treasury Obligations Fund, Institutional Shares, 2.29%^^ (d)	$1,096

46,184,074	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.49% (d)	46,184

	Total Investment Companies	47,280

	Total Investments (cost $123,047) — 99.34%	141,471
	Other assets in excess of liabilities — 0.66%	944

	Net Assets — 100.00%	$142,415

Amounts designated as “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of December 31, 2019. The total value of securities on loan as of December 31, 2019, was $1,046 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2019.

(a)	Represents non-income producing security.

(b)	The rate disclosed represents effective yield at purchase.

(c)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.

(d)	The rate disclosed is the rate in effect on December 31, 2019.

ADR — American Depositary Receipt

REIT—Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2019.

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio	Frontier Capital Management Company, LLC	Mellon Investments Corporation	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	27.95%	38.17%	—	—	66.12%
Contingent Rights	0.00%	0.00%	—	—	0.00%
U.S. Treasury Obligation	—	0.02%	—	—	0.02%
Investment Companies	0.41%	0.41%	29.52%	2.86%	33.20%
Other Assets (Liabilities)	0.21%	-0.32%	0.77%	0.00%	0.66%

Total Net Assets	28.57%	38.28%	30.29%	2.86%	100.00%

Amounts	designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

Amounts	designated as “0.00%” round to less than 0.005%.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2019 (Unaudited)

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2019.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
Russell 2000 Mini Index Future	563	3/20/20	$47,027	$612

			$47,027	$612

	Total Unrealized Appreciation			$612
	Total Unrealized Depreciation			—

	Total Net Unrealized Appreciation/(Depreciation)			$612

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Real Estate Securities Portfolio

Portfolio of Investments — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks — 82.87%

	Equity Real Estate Investment Trusts — 75.68%

14,698	Agree Realty Corp.	$1,031

24,539	Alexandria Real Estate Equities, Inc.	3,965

29,049	American Assets Trust, Inc.	1,333

13,804	American Tower Corp.	3,172

44,408	Americold Realty Trust	1,557

26,083	Boston Properties, Inc.	3,596

115,312	Brixmor Property Group, Inc.	2,492

26,815	Camden Property Trust	2,845

23,979	Community Healthcare Trust, Inc.	1,028

26,130	Corporate Office Properties Trust	768

11,329	Crown Castle International Corp.	1,610

54,689	Douglas Emmett, Inc.	2,401

6,987	Equinix, Inc.	4,078

28,834	Equity Lifestyle Properties, Inc.	2,030

8,431	Essex Property Trust, Inc.	2,537

19,934	Extra Space Storage, Inc.	2,105

107,106	Healthpeak Properties, Inc.	3,692

50,386	Hudson Pacific Property, Inc.	1,897

8,605	Life Storage, Inc.	932

57,208	Medical Properties Trust, Inc.	1,208

32,947	NexPoint Residential Trust, Inc.	1,483

54,661	Prologis, Inc.	4,871

3,469	PS Business Parks, Inc.	572

21,742	Retail Value, Inc.	800

51,255	Rexford Industrial Realty, Inc.	2,341

25,316	Simon Property Group, Inc.	3,771

48,968	Store Capital Corp.	1,824

14,434	Sun Communities, Inc.	2,167

18,518	Taubman Centers, Inc.	576

51,740	UDR, Inc.	2,416

81,624	VICI Properties, Inc.	2,085

78,577	Xenia Hotels & Resorts, Inc.	1,698

		68,881

Shares	Security Description	Value (000)

	Hotels, Restaurants & Leisure — 5.03%

17,785	Hyatt Hotels Corp., Class – A	$1,595

4,483	Marriott International, Inc., Class – A	679

56,896	Red Rock Resorts, Inc., Class – A	1,363

3,926	Vail Resorts, Inc.	942

		4,579

	IT Services — 0.61%

6,645	InterXion Holding N.V. (a)	557

	Real Estate Management & Development — 1.55%

29,095	Essential Properties Realty Trust, Inc.	722

30,962	Kennedy-Wilson Holdings, Inc.	690

		1,412

	Total Common Stocks	75,429

	Investment Companies — 17.08%

399,184	DWS Government & Agency Securities Portfolio, Government Cash Institutional Shares, 1.51% (b)	399

15,150,851	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.49% (b)	15,151

	Total Investment Companies	15,550

	Total Investments (cost $68,647) — 99.95%	90,979
	Other assets in excess of liabilities — 0.05%	45

	Net Assets — 100.00%	$91,024

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Represents non-income producing security.

(b)	The rate disclosed is the rate in effect on December 31, 2019.

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2019.

The Real Estate Securities Portfolio	Parametric Portfolio Associates, LLC	Wellington Management Company, LLP	Total
Common Stocks	—	82.87%	82.87%

Investment Companies	16.64%	0.44%	17.08%

Other Assets (Liabilities)	-0.25%	0.30%	0.05%

Total Net Assets	16.39%	83.61%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Real Estate Securities Portfolio

Portfolio of Investments (concluded) — December 31, 2019 (Unaudited)

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2019.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
Dow Jones U.S. Real Estate Index Future	430	3/20/20	$15,803	$541

			$15,803	$541

	Total Unrealized Appreciation			$541
	Total Unrealized Depreciation			—

	Total Net Unrealized Appreciation/(Depreciation)			$541

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks — 87.68%

	Australia — 4.90%

55,806	Alumina Ltd. (Metals & Mining)	$90

73,002	BHP Billiton Ltd. (Metals & Mining)	1,994

52,544	BHP Group PLC (Metals & Mining)	1,236

27,353	Boral Ltd. (Construction Materials)	86

7,395	Caltex Australia Ltd. (Oil, Gas & Consumable Fuels)	176

35,776	Fortescue Metals Group Ltd. (Metals & Mining)	268

38,474	Incitec Pivot Ltd. (Chemicals)	86

15,977	Newcrest Mining Ltd. (Metals & Mining)	339

8,877	Orica Ltd. (Chemicals)	137

42,362	Origin Energy Ltd. (Oil, Gas & Consumable Fuels)	251

9,640	Rio Tinto Ltd. (Metals & Mining)	679

36,637	Santos Ltd. (Oil, Gas & Consumable Fuels)	210

114,540	South32 Ltd. (Metals & Mining)	217

18,755	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	453

		6,222

	Austria — 0.25%

4,057	OMV AG (Oil, Gas & Consumable Fuels)	228

3,040	Voestalpine AG (Metals & Mining)	85

		313

	Belgium — 0.33%

1,718	Solvay SA (Chemicals)	199

4,451	Umicore SA (Chemicals) (a)	217

		416

	Bermuda — 0.10%

112,000	Kunlun Energy Co. Ltd. (Oil, Gas & Consumable Fuels) (a)	99

29,000	Nine Dragons Paper Holdings Ltd. (Paper & Forest Products)	30

		129

	Brazil — 2.11%

14,700	Companhia Siderurgica Nacional SA (CSN) (Metals & Mining)	52

5,013	Cosan SA Industria e Comercio (Oil, Gas & Consumable Fuels)	87

104,912	Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)	834

23,203	Suzano SA (Paper & Forest Products)	229

31,406	Ultrapar Participacoes SA (Oil, Gas & Consumable Fuels)	199

96,176	Vale SA (Metals & Mining)	1,274

		2,675

	Canada — 7.61%

4,700	Agnico-Eagle Mines Ltd. (Metals & Mining)	290

5,500	AltaGas Ltd. (Gas Utilities)	84

11,600	ARC Resources Ltd. (Oil, Gas & Consumable Fuels)	73

39,175	Barrick Gold Corp. (Metals & Mining)	728

10,900	Cameco Corp. (Oil, Gas & Consumable Fuels)	97

26,369	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	853

3,200	CCL Industries, Inc., Class – B (Containers & Packaging) (a)	136

Shares	Security Description	Value (000)

	Canada (continued)

19,614	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	$199

17,900	Crescent Point Energy Corp. (Oil, Gas & Consumable Fuels)	80

25,911	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	1,030

30,800	Encana Corp. (Oil, Gas & Consumable Fuels)	144

16,560	First Quantum Minerals Ltd. (Metals & Mining)	168

3,740	Franco-Nevada Corp. (Metals & Mining)	386

10,775	Husky Energy, Inc. (Oil, Gas & Consumable Fuels)	86

6,860	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	181

9,500	Inter Pipeline Ltd. (Oil, Gas & Consumable Fuels)	165

2,393	International Petroleum Corp. (Oil, Gas & Consumable Fuels) (b)	11

5,100	Keyera Corp. (Oil, Gas & Consumable Fuels) (a)	134

28,100	Kinross Gold Corp. (Metals & Mining) (b)	133

2,300	Methanex Corp. (Chemicals)	89

14,183	Nutrien Ltd. (Chemicals)	679

11,871	Pembina Pipelines Corp. (Oil, Gas & Consumable Fuels)	440

5,500	Peyto Exploration & Development Corp. (Oil, Gas & Consumable Fuels) (a)	16

5,700	PrairieSky Royalty Ltd. (Oil, Gas & Consumable Fuels) (a)	67

8,000	Seven Generations Energy (Oil, Gas & Consumable Fuels) (b)	52

39,722	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	1,303

20,600	TC Energy Corp. (Oil, Gas & Consumable Fuels)	1,097

11,597	Teck Cominco Ltd., Class – B (Metals & Mining)	201

7,000	Tourmaline Oil Corp. (Oil, Gas & Consumable Fuels)	82

20,206	Turquoise Hill Resources Ltd. (Metals & Mining) (b)	15

42,247	Uranium Participation Corp. (Capital Markets) (b)(c)	133

3,800	Vermilion Energy, Inc. (Oil, Gas & Consumable Fuels)^	62

1,900	West Fraser Timber Co. Ltd. (Paper & Forest Products)	84

9,051	Wheaton Precious Metals Corp. (Metals & Mining)	269

22,400	Yamana Gold, Inc. (Metals & Mining)	89

		9,656

	Chile — 0.27%

52,152	Empresas CMPC SA (Paper & Forest Products)	128

23,634	Empresas Copec SA (Oil, Gas & Consumable Fuels)	212

		340

	China — 2.05%

62,000	Aluminum Corp of China Ltd., H Shares (Metals & Mining) (b)	21

37,200	Anhui Conch Cement Co. Ltd., H Shares (Construction Materials)	271

68,000	China Coal Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	27

70,000	China National Building Material Co. Ltd., H Shares (Construction Materials) (a)	78

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	China (continued)

67,000	China Oilfield Services Ltd., H Shares (Energy Equipment & Services)	$105

761,869	China Petroleum & Chemical Corp., H Shares (Oil, Gas & Consumable Fuels)	458

122,800	China Shenhua Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	257

536,302	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	891

23,000	Jiangxi Copper Co. Ltd., H Shares (Metals & Mining)	32

628,729	PetroChina Company Ltd., H Shares (Oil, Gas & Consumable Fuels)	316

68,000	Sinopec Shanghai Petrochemical Co. Ltd., H Shares (Chemicals)	21

62,000	Yanzhou Coal Mining Co., H Shares (Oil, Gas & Consumable Fuels)	56

129,000	Zijin Mining Group Co. Ltd., H Shares (Metals & Mining)	64

		2,597

	Colombia — 0.20%

10,130	Cementos Argos SA (Construction Materials)	23

185,100	Ecopetrol SA (Oil, Gas & Consumable Fuels)	187

7,931	Grupo Argos SA (Construction Materials)	42

		252

	Denmark — 0.34%

2,208	Christian Hansen Holding A/S (Chemicals) (a)	175

5,157	Novozymes A/S, B Shares (Chemicals)	253

		428

	Finland — 0.79%

10,582	Neste Oil Oyj (Oil, Gas & Consumable Fuels)	368

12,812	Stora Enso Oyj, R Shares (Paper & Forest Products)	186

12,859	UPM-Kymmene Oyj (Paper & Forest Products)	446

		1,000

	France — 3.98%

11,625	Air Liquide SA (Chemicals)	1,645

1,834	Arkema SA (Chemicals)	195

732	Imerys SA (Construction Materials)	31

57,640	Total SA (Oil, Gas & Consumable Fuels)	3,181

		5,052

	Germany — 2.21%

22,469	BASF SE (Chemicals)	1,697

1,771	Covestro AG (Chemicals) (a)	82

4,113	Evonik Industries AG (Chemicals) (a)	126

3,311	HeidelbergCement AG (Construction Materials)	241

4,804	K+S AG – Registered (Chemicals)	60

2,319	Lanxess AG (Chemicals)	156

2,961	Symrise AG (Chemicals) (a)	312

9,567	ThyssenKrupp AG (Metals & Mining)	129

		2,803

	Hungary — 0.07%

9,490	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	95

Shares	Security Description	Value (000)

	India — 1.51%

42,596	Reliance Industries Ltd., GDR (Oil, Gas & Consumable Fuels) (a)	$1,813

6,988	Tata Steel Ltd., Registered Shares, GDR (Metals & Mining)	47

6,609	Vedanta Ltd., ADR (Metals & Mining)	57

		1,917

	Indonesia — 0.24%

476,300	PT Adaro Energy Tbk (Oil, Gas & Consumable Fuels)	53

39,900	PT Indocement Tunggal Prakarsa Tbk (Construction Materials)	55

92,600	PT Semen Gresik (Persero) Tbk (Construction Materials)	80

72,100	PT United Tractors Tbk (Oil, Gas & Consumable Fuels)	112

		300

	Ireland (Republic of) — 0.65%

20,525	CRH PLC (Construction Materials) (a)	821

	Israel — 0.05%

13,052	Israel Chemicals Ltd. (Chemicals) (a)	61

	Italy — 1.17%

67,351	Eni SpA (Oil, Gas & Consumable Fuels)	1,047

18,656	Saipem SpA (Energy Equipment & Services) (b)	91

65,912	Snam SpA (Oil, Gas & Consumable Fuels)	346

		1,484

	Japan — 3.94%

3,600	Air Water, Inc. (Chemicals)	53

27,600	Asahi Kasei Corp. (Chemicals)	313

7,200	Daicel Corp. (Chemicals)	70

2,100	Hitachi Chemical Co. Ltd. (Chemicals)	88

5,000	Hitachi Metals Ltd. (Metals & Mining)	74

4,542	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels) (a)	127

23,000	INPEX Corp. (Oil, Gas & Consumable Fuels)	241

11,600	JFE Holdings, Inc. (Metals & Mining)	151

4,900	JSR Corp. (Chemicals)	91

73,194	JXTG Holdings, Inc. (Oil, Gas & Consumable Fuels)	335

1,300	Kaneka Corp. (Chemicals)	42

5,100	Kansai Paint Co. Ltd. (Chemicals)	126

7,200	Kobe Steel Ltd. (Metals & Mining)	39

8,600	Kuraray Co. Ltd. (Chemicals)	105

1,100	Maruichi Steel Tube Ltd. (Metals & Mining)	31

28,600	Mitsubishi Chemical Holdings Corp. (Chemicals)	215

4,600	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	71

2,800	Mitsubishi Materials Corp. (Metals & Mining)	77

4,200	Mitsui Chemicals, Inc. (Chemicals)	104

3,900	Nippon Paint Holdings Co. Ltd. (Chemicals)	202

16,700	Nippon Steel Corp. (Metals & Mining) (a)	254

2,600	Nissan Chemical Corp. (Chemicals)	110

3,300	Nitto Denko Corp. (Chemicals)	188

18,800	Oji Paper Co. Ltd. (Paper & Forest Products)	103

8,715	Shin-Etsu Chemical Co. Ltd. (Chemicals)	967

31,600	Sumitomo Chemical Co. Ltd. (Chemicals)	145

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Japan (continued)

5,000	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	$163

3,200	Taiheiyo Cement Corp. (Construction Materials)	95

2,100	Taiyo Nippon Sanso Corp. (Chemicals)	47

4,600	Teijin Ltd. (Chemicals)	87

29,600	Toray Industries, Inc. (Chemicals)	202

4,500	Toyo Seikan Kaisha Ltd. (Containers & Packaging)	78

		4,994

	Jersey — 0.79%

303,569	Glencore International PLC (Metals & Mining) (a)	946

11,085	Petrofac Ltd. (Energy Equipment & Services)	56

		1,002

	Luxembourg — 0.32%

14,652	ArcelorMittal SA (Metals & Mining)	257

13,737	Tenaris SA (Energy Equipment & Services)	155

		412

	Malaysia — 0.16%

74,200	Petronas Chemicals Group Berhad (Chemicals)	133

10,100	Petronas Dagangan Berhad (Oil, Gas & Consumable Fuels)	57

147,800	Sapura Energy Berhad (Energy Equipment & Services)	10

		200

	Mexico — 0.47%

499,141	CEMEX SAB de CV (Construction Materials)	187

112,034	Grupo Mexico SAB de CV, Series B (Metals & Mining)	307

3,534	Industrias Penoles SAB de CV (Metals & Mining)	37

32,820	Orbia Advance Corp SAB de CV (Chemicals)	70

		601

	Netherlands — 1.58%

5,443	Akzo Nobel N.V. (Chemicals)	553

1,585	Core Laboratories N.V. (Energy Equipment & Services)	60

4,614	Koninklijke DSM N.V. (Chemicals)	601

1,927	Koninklijke Vopak N.V. (Oil, Gas & Consumable Fuels)	104

7,296	LyondellBasell Industries N.V., Class – A (Chemicals)	690

		2,008

	New Zealand — 0.04%

16,332	Fletcher Building Ltd. (Construction Materials)	56

	Norway — 0.64%

27,065	Equinor ASA (Oil, Gas & Consumable Fuels)	541

33,164	Norsk Hydro ASA (Metals & Mining)	123

3,525	Yara International ASA (Chemicals)	147

		811

	Papua New Guinea — 0.13%

33,321	Oil Search Ltd. (Oil, Gas & Consumable Fuels)	169

Shares	Security Description	Value (000)

	Peru — 0.06%

4,900	Compania de Minas Buenaventura SA, ADR (Metals & Mining)	$74

	Poland — 0.46%

5,478	Grupa Lotos SA (Oil, Gas & Consumable Fuels)	121

4,519	KGHM Polska Miedz SA (Metals & Mining) (b)	114

11,875	Polski Koncern Naftowy Orlen SA (Oil, Gas & Consumable Fuels)	268

70,939	Polskie Gornictwo Naftowe i Gazownictwo SA (Oil, Gas & Consumable Fuels)	81

		584

	Portugal — 0.18%

13,709	Galp Energia SGPS SA, B Shares (Oil, Gas & Consumable Fuels) (a)	229

	Qatar — 0.06%

112,330	Qatar Gas Transport Co. Ltd. (Oil, Gas & Consumable Fuels)	74

	Russia — 4.36%

70,520	ALROSA AO (Metals & Mining) (a)	96

193,831	Gazprom PJSC, ADR (Oil, Gas & Consumable Fuels)	1,594

14,011	LUKOIL PJSC, ADR (Oil, Gas & Consumable Fuels)	1,390

16,218	MMC Norilsk Nickel PJSC, ADR (Metals & Mining)	495

3,120	Novatek OAO, Registered Shares, GDR (Oil, Gas & Consumable Fuels)	633

1,523	PhosAgro OAO, GDR (Chemicals)	19

39,111	Rosneft Oil Co. OJSC, Registered Shares, GDR (Oil, Gas & Consumable Fuels)	282

5,366	Severstal, Registered Shares, GDR (Metals & Mining)	81

47,939	Surgutneftegas, ADR (Oil, Gas & Consumable Fuels)	384

7,610	Tatneft PJSC, ADR (Oil, Gas & Consumable Fuels)	562

		5,536

	South Africa — 1.07%

1,516	Anglo American Platinum Ltd. (Metals & Mining)	142

14,977	AngloGold Ashanti Ltd. (Metals & Mining)	338

8,860	Exxaro Resources Ltd. (Oil, Gas & Consumable Fuels) (a)	83

26,554	Gold Fields Ltd. (Metals & Mining)	182

15,281	Impala Platinum Holdings Ltd. (Metals & Mining) (b)	157

17,739	Sappi Ltd. (Paper & Forest Products)	55

18,250	Sasol Ltd. (Chemicals)	396

		1,353

	South Korea — 1.40%

2,006	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	90

3,043	Hanwha Chemical Corp. (Chemicals)	50

515	Honam Petrochemical Corp. (Chemicals)	100

2,444	Hyundai Steel Co. (Metals & Mining)	66

270	Korea Zinc Co. (Metals & Mining)	99

454	Kumho Petro Chemical Co. Ltd. (Chemicals)	30

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	South Korea (continued)

1,533	LG Chem Ltd. (Chemicals)	$421

278	OCI Co. Ltd. (Chemicals)	15

2,209	POSCO (Metals & Mining)	452

2,355	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)	305

1,794	S-Oil Corp. (Oil, Gas & Consumable Fuels)	148

		1,776

	Spain — 0.37%

29,758	Repsol SA (Oil, Gas & Consumable Fuels)	465

	Sweden — 0.27%

6,747	Boliden AB (Metals & Mining)	179

4,821	Lundin Petroleum AB (Oil, Gas & Consumable Fuels)	164

		343

	Switzerland — 1.47%

189	EMS-Chemie Holding AG, Registered Shares (Chemicals)	124

204	Givaudan SA (Chemicals)	639

9,993	LafargeHolcim Ltd., Registered Shares (Construction Materials) (a)	555

2,925	Sika AG, Registered Shares (Chemicals)	550

		1,868

	Taiwan — 1.72%

75,082	Asia Cement Corp. (Construction Materials)	120

457,376	China Steel Corp. (Metals & Mining)	365

125,000	Formosa Chemicals & Fibre Corp. (Chemicals)	365

49,000	Formosa Petrochemical Corp. (Oil, Gas & Consumable Fuels)	159

157,160	Formosa Plastics Corp. (Chemicals)	523

179,010	Nan Ya Plastics Corp. (Chemicals)	435

142,645	Taiwan Cement Corp. (Construction Materials)	208

5,000	Taiwan Fertilizer Co. Ltd. (Chemicals)	8

		2,183

	Thailand — 1.18%

49,700	Banpu Public Co. Ltd., Registered Shares (Oil, Gas & Consumable Fuels)	20

44,800	Energy Absolute Public Co. Ltd. (Oil, Gas & Consumable Fuels)	65

18,700	Indorama Ventures PCL (Chemicals)	22

579,800	IRPC PCL (Oil, Gas & Consumable Fuels)	71

78,955	PTT Chemical Public Co. Ltd. (Chemicals)	150

63,804	PTT Exploration & Production Public Co. Ltd. (Oil, Gas & Consumable Fuels)	265

437,900	PTT PCL (Oil, Gas & Consumable Fuels)	644

14,500	Siam Cement PCL (Construction Materials)	190

32,700	Thai Oil Public Co. Ltd. (Oil, Gas & Consumable Fuels)	76

		1,503

	Turkey — 0.18%

62,511	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	95

6,344	Tupras-Turkiye Petrol Rafinerileri A/S (Oil, Gas & Consumable Fuels)	136

		231

Shares	Security Description	Value (000)

	United Kingdom — 11.75%

23,703	Amcor Ltd. (Containers & Packaging)	$259

35,545	Anglo American PLC (Metals & Mining)	1,023

10,395	Antofagasta PLC (Metals & Mining)	126

487,664	BP PLC (Oil, Gas & Consumable Fuels)	3,046

3,420	Croda International PLC (Chemicals)	232

6,704	Fresnillo PLC (Metals & Mining)	57

4,869	Johnson Matthey PLC (Chemicals)	193

5,952	Linde PLC (Chemicals)	1,267

8,383	Mondi PLC (Paper & Forest Products)	197

31,669	Rio Tinto PLC (Metals & Mining)	1,889

113,876	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	3,371

99,979	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	2,965

6,615	TechnipFMC PLC (Energy Equipment & Services)	142

6,435	TechnipFMC PLC (Energy Equipment & Services)	136

		14,903

	United States — 26.25%

4,411	Air Products & Chemicals, Inc. (Chemicals)	1,037

2,251	Albemarle Corp. (Chemicals)	164

8,150	Apache Corp. (Oil, Gas & Consumable Fuels)	209

1,873	Ashland Global Holdings, Inc. (Chemicals)	143

1,751	Avery Dennison Corp. (Containers & Packaging)	229

6,717	Axalta Coating Systems Ltd. (Chemicals) (b)	204

7,880	Baker Hughes, Inc. (Energy Equipment & Services)	202

6,753	Ball Corp. (Containers & Packaging)	437

9,955	Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	173

2,919	Celanese Corp., Series A (Chemicals)	359

4,768	CF Industries Holdings, Inc. (Chemicals)	228

29,982	Chevron Corp. (Oil, Gas & Consumable Fuels)	3,612

2,671	Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	140

3,137	Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	275

27,087	ConocoPhillips (Oil, Gas & Consumable Fuels)	1,761

2,937	Continental Resources, Inc. (Oil, Gas & Consumable Fuels)	101

15,419	Corteva, Inc. (Chemicals)	456

3,134	Crown Holdings, Inc. (Containers & Packaging) (b)	227

10,304	Devon Energy Corp. (Oil, Gas & Consumable Fuels)	268

1,557	Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	145

15,672	Dow, Inc. (Chemicals)	858

15,494	DuPont de Nemours, Inc. (Chemicals)	995

2,941	Eastman Chemical Co. (Chemicals)	233

5,515	Ecolab, Inc. (Chemicals)	1,064

12,746	EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	1,068

6,689	EQT Corp. (Oil, Gas & Consumable Fuels)	73

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	United States (continued)

5,248	Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	$70

41,935	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	2,925

2,864	FMC Corp. (Chemicals)	286

26,370	Freeport-McMoRan, Inc. (Metals & Mining)	346

18,620	Halliburton Co. (Energy Equipment & Services)	456

3,518	Helmerich & Payne, Inc. (Energy Equipment & Services)	160

6,295	Hess Corp. (Oil, Gas & Consumable Fuels)	421

3,410	HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	173

1,634	International Flavors & Fragrances, Inc. (Chemicals)	211

8,247	International Paper Co. (Containers & Packaging)	380

41,699	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	883

3,097	Livent Corp. (Chemicals) (b)	26

18,251	Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	248

16,668	Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,004

1,196	Martin Marietta Materials, Inc. (Construction Materials)	334

5,224	Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	140

8,099	National Oilwell Varco, Inc. (Energy Equipment & Services)	203

17,050	Newmont Corp. (Metals & Mining)	741

8,712	Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	216

6,697	Nucor Corp. (Metals & Mining)	377

20,375	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	840

4,724	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	357

1,792	Packaging Corporation of America (Containers & Packaging)	201

4,500	Parsley Energy, Inc., Class – A (Oil, Gas & Consumable Fuels)	85

10,371	Phillips 66 (Oil, Gas & Consumable Fuels)	1,155

3,703	Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	561

3,287	Plains GP Holdings LP, Class – A (Oil, Gas & Consumable Fuels)	62

5,703	PPG Industries, Inc. (Chemicals)	761

6,355	Range Resources Corp. (Oil, Gas & Consumable Fuels)	31

30,635	Schlumberger Ltd. (Energy Equipment & Services)	1,231

4,317	Sealed Air Corp. (Containers & Packaging)	172

2,360	Southern Copper Corp. (Metals & Mining)	100

3,466	Targa Resources Corp. (Oil, Gas & Consumable Fuels)	142

6,717	The Mosaic Co. (Chemicals)	145

1,661	The Sherwin-Williams Co. (Chemicals)	969

15,850	The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	376

Shares	Security Description	Value (000)

	United States (continued)

10,418	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	$976

5,349	Valvoline, Inc. (Chemicals)	115

2,808	Vulcan Materials Co. (Construction Materials)	405

2,157	W.R. Grace & Co. (Chemicals)	151

4,620	WestRock Co. (Containers & Packaging)	198

		33,294

	Total Common Stocks	111,230

	Preferred Stocks — 1.32%

	Brazil — 1.02%

4,600	Braskem SA – Preferred, Class – A (Chemicals)	34

30,600	Gerdau SA – Preferred (Metals & Mining)	152

103,200	Klabin SA – Preferred (Containers & Packaging)	91

136,375	Petroleo Brasileiro SA – Preferred (Oil, Gas & Consumable Fuels)	1,024

		1,301

	Chile — 0.11%

5,104	Sociedad Quimica y Minera de Chile SA – Preferred, B Shares (Chemicals)	137

	Germany — 0.07%

1,785	Fuchs Petrolub AG – Preferred (Chemicals)	88

	Russia — 0.12%

52	AK Transneft OAO – Preferred (Oil, Gas & Consumable Fuels)	148

	Total Preferred Stocks	1,674

Principal Amount (000)

	U.S. Treasury Obligation — 0.47%

$600	U.S. Treasury Bill, 1.24%, 1/16/20 (c)(d)(e)	600

	Total U.S. Treasury Obligation	600

Shares

	Investment Company — 4.71%

5,973,100	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.49% (f)	5,973

	Total Investment Company	5,973

Principal Amount (000)

	Repurchase Agreements — 3.78%

$1,300	Bank of America Corp., 1.55%, 1/2/20 (Purchased on 12/31/19, proceeds at maturity $1,300,112 collateralized by U.S. Treasury Note, 1.63%, 11/30/26, fair value $1,326,048) (c)	1,300

900	BNP Paribas, 1.55%, 1/2/20 (Purchased on 12/31/19, proceeds at maturity $900,078 collateralized by U.S. Treasury Obligations, 0.00% – 8.13%, 6/11/20 – 2/15/47, fair value $918,000)	900

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Value (000)

	Repurchase Agreements (continued)

$1,200	Deutsche Bank Securities, Inc., 1.55%, 1/2/20 (Purchased on 12/31/19, proceeds at maturity $1,200,103 collateralized by U.S. Treasury Note, 2.25%, 4/30/24, fair value $1,224,176) (c)	$1,200

1,400	NatWest Markets PLC, 1.55%, 1/2/20 (Purchased on 12/31/19, proceeds at maturity $1,400,121 collateralized by U.S. Treasury Obligations, 0.13%, 7/15/22, fair value $1,428,116) (c)	1,400

	Total Repurchase Agreements	4,800

	Total Investments (cost $92,554) — 97.96%	124,277
	Other assets in excess of liabilities — 2.04%	2,592

	Net Assets — 100.00%	$126,869

Portfolio of Investments is presented on a consolidated basis. See Note 2.N. in the Notes to Financial Statements.

^	All or part of this security was on loan as of December 31, 2019. The total value of securities on loan as of December 31, 2019, was $3 (amount in thousands).

(a)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(b)	Represents non-income producing security.

(c)	All or a portion of these investments are held by the wholly-owned subsidiaries of the Portfolio. See Note 2.N. in the Notes to Financial Statements.

(d)	The rate disclosed represents effective yield at purchase.

(e)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.

(f)	The rate disclosed is the rate in effect on December 31, 2019.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2019.

The Commodity Returns Strategy Portfolio	Mellon Investments Corporation	Parametric Portfolio Associates, LLC	Wellington Management Company, LLP	HC Capital Solutions	Total
Common Stocks	87.57%	—	0.11%	—	87.68%

Preferred Stocks	1.32%	—	—	—	1.32%

U.S. Treasury Obligation	—	—	0.47%	—	0.47%

Investment Company	1.05%	1.97%	—	1.69%	4.71%

Repurchase Agreements	—	—	3.78%	—	3.78%

Other Assets	1.69%	0.22%	0.13%	0.00%	2.04%

Total Net Assets	91.63%	2.19%	4.49%	1.69%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

Amounts designated as “0.00%” round to less than 0.005%.

The following tables reflect the open derivative positions held by the Portfolio as of December 31, 2019.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)

Brent Crude Future (a)	10	1/31/20	$660	$50

Brent Crude Future (a)	1	10/31/22	57	—

Cattle Feeder Future (a)	1	3/26/20	72	—

Cocoa Future (a)	1	3/16/20	25	—

Copper Future (a)	1	3/27/20	70	3

Corn Future (a)	7	7/14/20	140	1

Corn Future (a)	3	12/14/20	60	(1)

Cotton No.2 Future (a)	2	3/9/20	69	4

Electrolytic Copper Future (a)	4	3/16/20	618	28

E-Mini S&P 500 Future	29	3/20/20	4,686	87

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)

E-Mini Silver Futures (a)	1	2/26/20	$45	$2

Gas Oil Future (a)	2	2/12/20	123	1

Gasoline RBOB Future (a)	2	1/31/20	142	4

Gold 100 Oz Future (a)	8	2/26/20	1,219	50

Hard Red Winter Wheat Future (a)	6	3/13/20	146	12

Lean Hogs Future (a)	10	2/14/20	286	(10)

Live Cattle Future (a)	4	2/28/20	201	3

LME Lead Future (a)	2	3/16/20	96	1

Natural Gas Future (a)	7	2/26/20	151	(4)

NY Harbor ULSD Future (a)	3	1/31/20	255	10

NYMEX WTI Crude Future (a)	4	2/20/20	243	35

Primary Aluminum Future (a)	9	3/16/20	407	9

Primary Nickel Future (a)	1	3/16/20	84	4

Soybean Future (a)	4	3/13/20	191	9

Soybean Meal Future (a)	2	3/13/20	61	—

Sugar #11 (World) Future (a)	7	2/28/20	105	7

Zinc Future (a)	1	3/16/20	57	(1)

			$10,269	$304

Futures Contracts Sold^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)

Brent Crude Future (a)	1	10/30/20	$61	$—

Lean Hogs Future (a)	2	6/12/20	71	1

Primary Aluminum Future (a)	1	12/14/20	47	1

TTF Natural Gas Futures (a)	1	3/30/20	9	3

TTF Natural Gas Futures (a)	1	4/29/20	10	3

TTF Natural Gas Futures (a)	1	5/28/20	9	3

Wheat (CBT) Future (a)	1	3/13/20	28	(1)

Wheat (CBT) Future (a)	1	12/14/20	29	(2)

			$264	$8

	Total Unrealized Appreciation			$331
	Total Unrealized Depreciation			(19)

	Total Net Unrealized Appreciation/(Depreciation)			$312

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments (concluded) — December 31, 2019 (Unaudited)

Options Contracts

Exchange-traded options written as of December 31, 2019 were as follows:

Description	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
Natural Gas Call Option (a)	3	$—	$3.50	1/28/20	$—

					$—

Total Return Swap Agreements

Pay/ Receive (b)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.35%	Bloomberg Soybean Meal Subindex (a)	Barclays Bank PLC	2/28/20	Monthly	$42	$1	$—	$1
Receive	0.15%	S&P GSCI Grains Index (a)	Barclays Bank PLC	2/28/20	Monthly	4	—	—	—
Receive	0.10%	S&P GSCI Grains Index (a)	Goldman Sachs International	5/29/20	Monthly	81	2	—	2

							$3	$—	$3

Commodity Forward Swap Agreements

Pay/ Receive (b)	Underlying Instruments	Counterparty	Expiration Date	Exercise Price	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	Gold (a)	Goldman Sachs International	1/31/20	$1,449.79	$16	$1	$—	$1
Receive	Silver (a)	Goldman Sachs International	5/29/20	17.14	37	2	—	2

						$3	$—	$3

				Total swap agreements at value (assets)				$6
				Total swap agreements at value (liabilities)				—

				Net swap agreements at value				$6

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	All or a portion of these investments are held by the wholly-owned subsidiaries of the Portfolio. See Note 2.N. in the Notes to Financial Statements.

(b)

Receive represents that the Portfolio receives payments for any positive return on the underlying reference. The Portfolio makes payments for any negative return on such underlying reference. Pay represents that the Portfolio receives payments for any negative return on the underlying reference. The Portfolio makes payments for any positive return on such underlying reference.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks — 92.81%

	Australia — 2.35%

2,368	AGL Energy Ltd. (Multi-Utilities)	$34

9,284	Alumina Ltd. (Metals & Mining)	15

12,454	AMP Ltd. (Diversified Financial Services)	17

4,261	APA Group (Gas Utilities)	33

2,155	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	52

726	ASX Ltd. (Capital Markets)	40

7,480	Aurizon Holdings Ltd. (Road & Rail)	27

6,595	AusNet Services (Electric Utilities)	8

10,253	Australia & New Zealand Banking Group Ltd. (Banks)	177

1,760	Bendigo & Adelaide Bank Ltd. (Banks)	12

10,677	BHP Billiton Ltd. (Metals & Mining)	293

7,640	BHP Group PLC (Metals & Mining)	180

1,927	BlueScope Steel Ltd. (Metals & Mining)	20

4,233	Boral Ltd. (Construction Materials)	13

5,980	Brambles Ltd. (Commercial Services & Supplies)	49

902	Caltex Australia Ltd. (Oil, Gas & Consumable Fuels)	21

1,986	Challenger Ltd. (Diversified Financial Services)	11

351	CIMIC Group Ltd. (Construction & Engineering)	8

1,928	Coca-Cola Amatil Ltd. (Beverages)	15

209	Cochlear Ltd. (Health Care Equipment & Supplies)	33

4,252	Coles Group Ltd. (Food & Staples Retailing)	44

6,420	Commonwealth Bank of Australia (Banks)	360

1,764	Computershare Ltd. (IT Services)	21

1,344	Crown Resorts Ltd. (Hotels, Restaurants & Leisure)	11

1,643	CSL Ltd. (Biotechnology)	318

3,942	Dexus (Equity Real Estate Investment Trusts)	32

201	Flight Centre Travel Group Ltd. (Hotels, Restaurants & Leisure)	6

5,201	Fortescue Metals Group Ltd. (Metals & Mining)	39

6,122	Goodman Group (Equity Real Estate Investment Trusts)	57

6,858	GPT Group (Equity Real Estate Investment Trusts)	27

1,917	Harvey Norman Holdings Ltd. (Multiline Retail)	5

5,798	Incitec Pivot Ltd. (Chemicals)	13

8,667	Insurance Australia Group Ltd. (Insurance)	47

2,036	LendLease Group (Real Estate Management & Development)	25

1,167	Macquarie Group Ltd. (Capital Markets)	112

489	Magellan Financial Group Ltd. (Capital Markets)	20

9,945	Medibank Private Ltd. (Insurance)	22

14,108	Mirvac Group (Equity Real Estate Investment Trusts)	31

10,430	National Australia Bank Ltd. (Banks)	180

2,882	Newcrest Mining Ltd. (Metals & Mining)	61

1,372	Orica Ltd. (Chemicals)	21

6,354	Origin Energy Ltd. (Oil, Gas & Consumable Fuels)	38

2,446	Qantas Airways Ltd. (Airlines)	12

4,799	QBE Insurance Group Ltd. (Insurance)	43

Shares	Security Description	Value (000)

	Australia (continued)

625	Ramsay Health Care Ltd. (Health Care Providers & Services)	$32

190	REA Group Ltd. (Interactive Media & Services)	14

1,337	Rio Tinto Ltd. (Metals & Mining)	94

6,393	Santos Ltd. (Oil, Gas & Consumable Fuels)	37

19,939	Scentre Group (Equity Real Estate Investment Trusts)	54

1,205	Seek Ltd. (Professional Services)	19

1,626	Sonic Healthcare Ltd. (Health Care Providers & Services)	33

18,728	South32 Ltd. (Metals & Mining)	35

8,686	Stockland (Equity Real Estate Investment Trusts)	28

4,727	Suncorp Group Ltd. (Insurance)	43

3,994	Sydney Airport (Transportation Infrastructure)	24

7,278	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	23

15,585	Telstra Corp. Ltd. (Diversified Telecommunication Services)	39

10,038	Transurban Group (Transportation Infrastructure)	105

2,595	Treasury Wine Estates Ltd. (Beverages)	30

11,760	Vicinity Centres (Equity Real Estate Investment Trusts)	21

433	Washington H Soul Pattinson & Co. Ltd. (Oil, Gas & Consumable Fuels)	7

4,091	Wesfarmers Ltd. (Food & Staples Retailing)	119

12,634	Westpac Banking Corp. (Banks)	215

480	Wisetech Global Ltd. (Software)	8

3,366	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	81

4,542	Woolworths Group Ltd. (Food & Staples Retailing)	115

1,164	Worley Ltd. (Energy Equipment & Services)	13

		3,792

	Austria — 0.08%

263	ANDRITZ AG (Machinery)	11

1,086	Erste Group Bank AG (Banks)	42

557	OMV AG (Oil, Gas & Consumable Fuels)	31

563	Raiffeisen Bank International AG (Banks) (a)	14

246	Verbund AG (Electric Utilities)	12

419	Voestalpine AG (Metals & Mining)	12

		122

	Belgium — 0.31%

660	Ageas (Insurance)	39

2,759	Anheuser-Busch InBev N.V. (Beverages)	224

207	Colruyt SA (Food & Staples Retailing)	11

291	Groupe Bruxelles Lambert SA (Diversified Financial Services)	31

936	KBC Groep N.V. (Banks)	70

549	Proximus SADP (Diversified Telecommunication Services)	16

267	Solvay SA (Chemicals)	31

170	Telenet Group Holding N.V. (Media)	8

456	UCB SA (Pharmaceuticals)	36

712	Umicore SA (Chemicals) (a)	35

		501

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Bermuda — 0.18%

1,514	Arch Capital Group Ltd. (Insurance) (b)	$65

531	Bunge Ltd. (Food Products)	31

1,373	IHS Markit Ltd. (Professional Services) (b)	103

1,434	Invesco Ltd. (Capital Markets)	26

2,348	Marvell Technology Group Ltd. (Semiconductors & Semiconductor Equipment)	62

2,500	Yue Yuen Industrial Holdings Ltd. (Textiles, Apparel & Luxury Goods)	7

		294

	Canada — 3.31%

900	Agnico-Eagle Mines Ltd. (Metals & Mining)	55

500	Air Canada (Airlines) (b)	19

1,700	Algonquin Power & Utilities Corp. (Multi-Utilities)	25

3,200	Alimentation Couche-Tard, Inc., Class – B (Food & Staples Retailing)	102

1,000	AltaGas Ltd. (Gas Utilities)	15

300	Atco Ltd. (Multi-Utilities)	11

2,500	Aurora Cannabis, Inc. (Pharmaceuticals) (b)	5

2,300	Bank of Montreal (Banks)	178

6,400	Barrick Gold Corp. (Metals & Mining)	120

600	BCE, Inc. (Diversified Telecommunication Services)	28

1,900	Blackberry Ltd. (Software) (b)	12

7,700	Bombardier, Inc. (Aerospace & Defense) (a)(b)	11

3,200	Brookfield Asset Management, Inc. (Capital Markets)	185

1,000	CAE, Inc. (Aerospace & Defense)	27

1,400	Cameco Corp. (Oil, Gas & Consumable Fuels)	12

300	Canadian Apartment Properties REIT (Equity Real Estate Investment Trusts) (a)	12

1,600	Canadian Imperial Bank of Commerce (Banks)	133

2,600	Canadian National Railway Co. (Road & Rail)	236

500	Canadian Pacific Railway Ltd. (Road & Rail)	127

200	Canadian Tire Corp. Ltd., Class – A (Multiline Retail)	22

500	Canadian Utilities Ltd., Class – A (Multi-Utilities)	15

800	Canopy Growth Corp. (Pharmaceuticals) (a)(b)	18

600	CCL Industries, Inc., Class – B (Containers & Packaging) (a)	26

3,800	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	39

900	CGI, Inc. (IT Services) (b)	75

900	CI Financial Corp. (Capital Markets)	15

700	Cronos Group, Inc. (Pharmaceuticals) (b)	5

1,100	Dollarama, Inc. (Multiline Retail)	37

900	Emera, Inc. (Electric Utilities)	39

600	Empire Co. Ltd. (Food & Staples Retailing)	14

7,300	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	291

4,500	Encana Corp. (Oil, Gas & Consumable Fuels)	21

700	First Capital Real Estate Investment Trust (Real Estate Management & Development)	11

2,500	First Quantum Minerals Ltd. (Metals & Mining)	25

1,600	Fortis, Inc. (Electric Utilities)	66

700	Franco-Nevada Corp. (Metals & Mining)	72

800	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	24

Shares	Security Description	Value (000)

	Canada (continued)

1,000	Great-West Lifeco, Inc. (Insurance)	$26

1,300	Husky Energy, Inc. (Oil, Gas & Consumable Fuels)	10

1,200	Hydro One Ltd. (Electric Utilities) (a)	23

400	iA Financial Corp., Inc. (Insurance)	22

300	IGM Financial, Inc. (Capital Markets)	9

1,000	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	26

500	Intact Financial Corp. (Insurance) (a)	54

1,500	Inter Pipeline Ltd. (Oil, Gas & Consumable Fuels)	26

800	Keyera Corp. (Oil, Gas & Consumable Fuels) (a)	21

4,500	Kinross Gold Corp. (Metals & Mining) (b)	21

700	Kirkland Lake Gold Ltd. (Metals & Mining)	31

700	Loblaw Companies Ltd. (Food & Staples Retailing)	36

399	Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods) (b)	92

2,400	Lundin Mining Corp. (Metals & Mining) (a)	14

1,100	Magna International, Inc. (Auto Components)	60

7,100	Manulife Financial Corp. (Insurance)	144

200	Methanex Corp. (Chemicals)	8

900	Metro, Inc. (Food & Staples Retailing)	37

1,200	National Bank of Canada (Banks)	67

2,100	Nutrien Ltd. (Chemicals)	100

300	Onex Corp. (Diversified Financial Services)	19

1,000	Open Text Corp. (Software) (a)	44

500	Parkland Fuel Corp. (Oil, Gas & Consumable Fuels) (a)	18

1,900	Pembina Pipelines Corp. (Oil, Gas & Consumable Fuels)	70

1,100	Power Corp. of Canada (Insurance)	28

1,000	Power Financial Corp. (Insurance)	27

800	PrairieSky Royalty Ltd. (Oil, Gas & Consumable Fuels) (a)	9

700	Quebecor, Inc. (Media)	18

1,000	Restaurant Brands International, Inc. (Hotels, Restaurants & Leisure)	64

1,300	Rogers Communications, Inc. (Wireless Telecommunication Services)	65

5,200	Royal Bank of Canada (Banks)	412

1,700	Shaw Communications, Inc., Class – B (Media)	34

400	Shopify, Inc. (IT Services) (b)	159

2,200	Sun Life Financial, Inc. (Insurance)	100

5,600	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	185

3,400	TC Energy Corp. (Oil, Gas & Consumable Fuels)	181

1,900	Teck Cominco Ltd., Class – B (Metals & Mining)	33

700	TELUS Corp. (Diversified Telecommunication Services)	27

4,400	The Bank of Nova Scotia (Banks)	249

900	The Stars Group, Inc. (Hotels, Restaurants & Leisure) (b)	23

6,600	The Toronto-Dominion Bank (Banks)	370

700	Thomson Reuters Corp. (Professional Services)	50

900	Waste Connections, Inc. (Commercial Services & Supplies)	82

200	West Fraser Timber Co. Ltd. (Paper & Forest Products)	9

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Canada (continued)

300	Weston (George) Ltd. (Food & Staples Retailing)	$24

1,700	Wheaton Precious Metals Corp. (Metals & Mining)	51

400	WSP Global, Inc. (Construction & Engineering)	27

		5,333

	Denmark — 0.60%

14	A.P. Moller – Maersk A/S, Class – A (Marine)	19

24	A.P. Moller – Maersk A/S, Class – B (Marine)	35

401	Carlsberg A/S, Class – B (Beverages)	60

381	Christian Hansen Holding A/S (Chemicals) (a)	30

446	Coloplast A/S, Class – B (Health Care Equipment & Supplies)	55

410	Demant A/S (Health Care Equipment & Supplies) (b)	13

782	DSV Panalpina A/S (Road & Rail)	90

242	Genmab A/S (Biotechnology) (a)(b)	54

251	H. Lundbeck A/S (Pharmaceuticals)	10

570	ISS A/S (Commercial Services & Supplies)	14

6,417	Novo Nordisk A/S, Class – B (Pharmaceuticals)	372

791	Novozymes A/S, B Shares (Chemicals)	39

710	Orsted A/S (Electric Utilities) (a)	73

377	Pandora A/S (Textiles, Apparel & Luxury Goods) (a)	16

459	Tryg A/S (Insurance)	14

706	Vestas Wind Systems A/S (Electrical Equipment)	71

		965

	Finland — 0.38%

514	Elisa Oyj (Diversified Telecommunication Services)	28

1,604	Fortum Oyj (Electric Utilities)	40

1,222	Kone Oyj (Machinery)	81

380	Metso Oyj (Machinery)	15

1,587	Neste Oil Oyj (Oil, Gas & Consumable Fuels)	55

21,141	Nokia Oyj (Communications Equipment)	78

448	Nokian Renkaat Oyj (Auto Components)	13

11,668	Nordea Bank Abp (Banks)	94

376	Orion Oyj, Class – B (Pharmaceuticals)	17

1,591	Sampo Oyj, Class – A (Insurance) (a)	69

2,101	Stora Enso Oyj, R Shares (Paper & Forest Products)	31

2,002	UPM-Kymmene Oyj (Paper & Forest Products)	69

1,603	Wartsila Oyj, Class – B (Machinery)	18

		608

	France — 3.54%

663	Accor SA (Hotels, Restaurants & Leisure) (a)	31

107	Aeroports de Paris (Transportation Infrastructure)	21

1,709	Air Liquide SA (Chemicals)	241

735	Alstom SA (Machinery) (a)	35

219	Amundi SA (Capital Markets) (a)	17

259	Arkema SA (Chemicals)	28

368	Atos SE (IT Services)	31

6,992	AXA SA (Insurance)	198

149	BioMerieux (Health Care Equipment & Supplies)	13

4,074	BNP Paribas (Banks)	242

805	Bouygues SA (Construction & Engineering)	34

Shares	Security Description	Value (000)

	France (continued)

1,038	Bureau Veritas SA (Professional Services) (a)	$27

596	Capgemini SE (IT Services)	72

2,287	Carrefour SA (Food & Staples Retailing)	38

210	Casino Guichard-Perrachon SA (Food & Staples Retailing)	10

620	CNP Assurances (Insurance)	12

1,845	Compagnie de Saint-Gobain (Building Products)	76

614	Compagnie Generale des Etablissements Michelin, Class – B (Auto Components)	74

164	Covivio (Equity Real Estate Investment Trusts)	19

4,300	Credit Agricole SA (Banks)	62

2,234	Danone SA (Food Products)	185

472	Dassault Systemes SE (Software)	78

898	Edenred (Commercial Services & Supplies)	46

295	Eiffage SA (Construction & Engineering) (a)	34

2,136	Electricite de France SA (Electric Utilities)	24

6,585	ENGIE (Multi-Utilities)	106

1,024	EssilorLuxottica SA (Health Care Equipment & Supplies)	156

146	Eurazeo SE (Diversified Financial Services)	10

42	Eurofins Scientific SE (Life Sciences Tools & Services) (a)	23

666	Eutelsat Communications (Media) (a)	11

274	Faurecia (Auto Components)	15

165	Gecina SA (Equity Real Estate Investment Trusts) (a)	30

1,589	Getlink SE (Transportation Infrastructure)	28

114	Hermes International (Textiles, Apparel & Luxury Goods)	85

108	Icade (Equity Real Estate Investment Trusts)	12

96	Iliad SA (Diversified Telecommunication Services)	12

217	Ingenico Group SA (Electronic Equipment, Instruments & Components)	24

137	Ipsen SA (Pharmaceuticals)	12

269	JCDecaux SA (Media) (a)	8

274	Kering SA (Textiles, Apparel & Luxury Goods)	180

738	Klepierre (Equity Real Estate Investment Trusts)	28

959	Legrand SA (Electrical Equipment)	78

916	L’Oreal SA (Personal Products)	271

1,009	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	470

3,413	Natixism SA (Capital Markets)	15

7,193	Orange SA (Diversified Telecommunication Services) (a)	106

767	Pernod Ricard SA (Beverages)	137

2,198	Peugeot SA (Automobiles)	53

811	Publicis Groupe (Media)	37

81	Remy Cointreau SA (Beverages)	10

721	Renault SA (Automobiles) (a)	34

1,184	Safran SA (Aerospace & Defense)	182

4,088	Sanofi-Aventis (Pharmaceuticals)	411

100	Sartorius Stedim Biotech (Life Sciences Tools & Services)	17

2,001	Schneider Electric SA (Electrical Equipment) (a)	205

531	SCOR SE (Insurance)	22

81	SEB SA (Household Durables)	12

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	France (continued)

3,002	Societe Generale (Banks)	$104

320	Sodexo SA (Hotels, Restaurants & Leisure)	38

1,235	Suez Environnement Co. (Multi-Utilities)	19

219	Teleperformance (Professional Services)	53

400	Thales SA (Aerospace & Defense)	42

8,709	Total SA (Oil, Gas & Consumable Fuels)	481

302	UbiSoft Entertainment SA (Entertainment) (b)	21

518	Unibail – Rodamco-Westfield (Equity Real Estate Investment Trusts)	81

867	Valeo SA (Auto Components)	31

2,010	Veolia Environnement (Multi-Utilities)	53

1,849	Vinci SA (Construction & Engineering)	205

3,073	Vivendi SA (Entertainment)	89

103	Wendel SA (Diversified Financial Services)	14

366	Worldline SA (IT Services) (a)(b)	26

		5,705

	Germany — 2.71%

653	Adidas AG (Textiles, Apparel & Luxury Goods)	212

1,539	Allianz SE (Insurance)	378

3,383	Aroundtown SA (Real Estate Management & Development) (a)	30

3,327	BASF SE (Chemicals)	251

3,379	Bayer AG (Pharmaceuticals)	276

1,193	Bayerische Motoren Werke AG (Automobiles)	98

378	Beiersdorf AG (Personal Products)	45

558	Brenntag AG (Trading Companies & Distributors)	30

146	Carl Zeiss Meditec AG (Health Care Equipment & Supplies)	19

3,617	Commerzbank AG (Banks)	22

413	Continental AG (Auto Components)	53

628	Covestro AG (Chemicals) (a)	29

3,290	Daimler AG, Registered Shares (Automobiles)	182

406	Delivery Hero SE (Internet & Direct Marketing Retail) (a)(b)	32

7,363	Deutsche Bank AG (Capital Markets)	57

685	Deutsche Boerse AG (Capital Markets)	108

858	Deutsche Lufthansa AG, Registered Shares (Airlines)	16

3,573	Deutsche Post AG (Air Freight & Logistics)	136

12,063	Deutsche Telekom AG (Diversified Telecommunication Services)	197

1,339	Deutsche Wohnen AG (Real Estate Management & Development)	55

8,079	E.ON AG (Multi-Utilities)	87

673	Evonik Industries AG (Chemicals) (a)	21

150	Fraport AG (Transportation Infrastructure)	13

762	Fresenius Medical Care AG & Co. KGAA (Health Care Providers & Services)	56

1,503	Fresenius SE & Co. KGAA (Health Care Providers & Services)	85

554	GEA Group AG (Machinery)	18

218	Hannover Rueckversicherung AG (Insurance)	42

558	HeidelbergCement AG (Construction Materials)	41

375	Henkel AG & Co. KGAA (Household Products)	35

94	Hochtief AG (Construction & Engineering) (a)	12

Shares	Security Description	Value (000)

	Germany (continued)

4,506	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	$103

247	KION Group AG (Machinery) (a)	17

174	Knorr-Bremse AG (Machinery)	18

314	Lanxess AG (Chemicals)	21

484	Merck KGAA (Pharmaceuticals)	57

650	Metro AG (Food & Staples Retailing)	10

195	MTU Aero Engines AG (Aerospace & Defense)	56

522	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	154

300	Puma SE (Textiles, Apparel & Luxury Goods)	23

2,161	RWE AG (Multi-Utilities)	66

3,566	SAP SE (Software)	482

129	Sartorius AG (Health Care Equipment & Supplies)	27

2,774	Siemens AG (Industrial Conglomerates)	363

542	Siemens Healthineers AG (Health Care Equipment & Supplies) (a)	26

482	Symrise AG (Chemicals) (a)	51

3,222	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	9

1,461	thyssenkrupp AG (Metals & Mining)	20

1,592	TUI AG (Hotels, Restaurants & Leisure)	20

696	Uniper SE (Independent Power and Renewable Electricity Producers)	23

1,884	Vonovia SE (Real Estate Management & Development)	101

441	Wirecard AG (IT Services)	53

536	Zalando SE (Internet & Direct Marketing Retail) (a)(b)	27

		4,363

	Hong Kong — 1.08%

43,800	AIA Group Ltd. (Insurance)	459

1,100	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment) (a)	15

14,000	BOC Hong Kong (Holdings) Ltd. (Banks)	49

4,400	Budweiser Brewing Co. Apac Ltd. (Beverages) (a)(b)	15

9,500	CK Asset Holdings Ltd. (Real Estate Management & Development)	68

9,500	CK Hutchison Holdings Ltd. (Industrial Conglomerates)	91

2,500	CK Infrastructure Holdings Ltd. (Electric Utilities)	18

6,000	CLP Holdings Ltd. (Electric Utilities)	63

8,000	Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	59

8,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	18

2,700	Hang Seng Bank Ltd. (Banks)	56

5,000	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	25

9,500	HK Electric Investments Ltd. (Electric Utilities)	9

14,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services) (a)	20

38,000	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	74

4,300	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	140

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Hong Kong (continued)

2,500	Kerry Properties Ltd. (Real Estate Management & Development)	$8

747	Melco Resorts & Entertainment Ltd., ADR (Hotels, Restaurants & Leisure)	18

5,500	MTR Corp. Ltd. (Road & Rail)	33

21,000	New World Development Co. Ltd. (Real Estate Management & Development)	29

6,000	NWS Holdings Ltd. (Industrial Conglomerates)	8

15,000	PCCW Ltd. (Diversified Telecommunication Services) (a)	9

5,000	Power Assets Holdings Ltd. (Electric Utilities)	37

9,200	Sands China Ltd. (Hotels, Restaurants & Leisure)	49

12,000	Sino Land Co. Ltd. (Real Estate Management & Development)	17

5,500	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	83

2,000	Swire Pacific Ltd., Class – A (Real Estate Management & Development)	19

4,200	Swire Properties Ltd. (Real Estate Management & Development)	14

5,000	Techtronic Industries Co. Ltd. (Household Durables)	41

4,626	The Bank of East Asia Ltd. (Banks)	10

7,500	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	79

2,000	Vitasoy International Holdings Ltd. (Food Products)	7

34,500	WH Group Ltd. (Food Products) (a)	36

4,000	Wharf Real Estate Investment Co. Ltd. (Real Estate Management & Development)	24

3,000	Wheelock & Co. Ltd. (Real Estate Management & Development)	20

5,600	Wynn Macau Ltd. (Hotels, Restaurants & Leisure)	14

		1,734

	Ireland (Republic of) — 0.88%

2,940	AIB Group PLC (Banks)	10

342	Allegion PLC (Building Products)	42

3,507	Bank of Ireland Group PLC (Banks)	19

2,876	CRH PLC (Construction Materials) (a)	115

354	DCC PLC (Industrial Conglomerates) (a)	31

1,518	Eaton Corp. PLC (Electrical Equipment)	144

3,285	Experian PLC (Professional Services)	111

283	Flutter Entertainment PLC (Hotels, Restaurants & Leisure)	34

900	Ingersoll-Rand PLC (Machinery)	120

1,597	James Hardie Industries PLC (Construction Materials)	31

595	Kerry Group PLC (Food Products)	74

553	Kingspan Group PLC (Building Products)	34

4,870	Medtronic PLC (Health Care Equipment & Supplies)	554

588	Pentair PLC (Machinery)	27

815	Smurfit Kappa Group PLC (Containers & Packaging)	31

317	STERIS PLC (Health Care Equipment & Supplies)	48

		1,425

Shares	Security Description	Value (000)

	Isle of Man — 0.02%

2,101	GVC Holdings PLC (Hotels, Restaurants & Leisure)	$25

	Israel — 0.16%

153	Azrieli Group (Real Estate Management & Development)	11

4,094	Bank Hapoalim BM (Banks)	34

5,600	Bank Leumi Le (Banks)	42

451	Checkpoint Software Technologies Ltd. (Software) (b)	50

130	CyberArk Software Ltd. (Software) (b)	15

85	Elbit Systems Ltd. (Aerospace & Defense)	13

2,543	Israel Chemicals Ltd. (Chemicals) (a)	12

4,204	Israel Discount Bank, Class – A (Banks)	19

506	Mizrahi Tefahot Bank Ltd. (Banks)	13

224	Nice Ltd. (Software) (b)	35

177	Wix.com Ltd. (IT Services) (b)	22

		266

	Italy — 0.69%

3,952	Assicurazioni Generali SpA (Insurance)	82

1,858	Atlantia SpA (Transportation Infrastructure)	43

2,097	Davide Campari – Milano SpA (Beverages)	19

29,454	Enel SpA (Electric Utilities) (a)	234

9,190	Eni SpA (Oil, Gas & Consumable Fuels)	142

433	Ferrari N.V. (Automobiles)	72

2,384	FinecoBank Banca Fineco SpA (Banks)	29

53,769	Intesa Sanpaolo SpA (Banks) (a)	141

1,461	Leonardo SpA (Aerospace & Defense)	17

2,242	Mediobanca SpA (Banks)	25

646	Moncler SpA (Textiles, Apparel & Luxury Goods)	29

1,444	Pirelli & C SpA (Auto Components) (a)	8

1,887	Poste Italiane SpA (Insurance) (a)	21

871	Prusmian SpA (Electrical Equipment)	21

377	Recordati SpA (Pharmaceuticals)	16

7,516	Snam SpA (Oil, Gas & Consumable Fuels)	40

32,939	Telecom Italia SpA (Diversified Telecommunication Services) (b)	21

21,767	Telecom Italia SpA (Diversified Telecommunication Services)	13

5,081	Terna – Rete Elettrica Nazionale SpA (Electric Utilities)	34

7,247	Unicredit SpA (Banks)	106

		1,113

	Japan — 7.52%

700	Advantest Corp. (Semiconductors & Semiconductor Equipment) (a)	40

2,300	Aeon Co. Ltd. (Food & Staples Retailing)	48

400	AEON Credit Service Co. Ltd. (Consumer Finance)	6

400	AEON Mall Co. Ltd. (Real Estate Management & Development)	7

600	Air Water, Inc. (Chemicals)	9

1,600	Ajinomoto Co., Inc. (Food Products)	27

700	Alfresa Holdings Corp. (Health Care Providers & Services)	14

800	ALPS Alpine Co. Ltd. (Electronic Equipment, Instruments & Components)	18

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Japan (continued)

1,200	Amada Holdings Co. Ltd. (Machinery)	$14

400	ANA Holdings, Inc. (Airlines)	13

400	Aozora Bank Ltd. (Banks)	11

700	Asahi Glass Co. Ltd. (Building Products)	25

1,300	Asahi Group Holdings Ltd. (Beverages)	60

700	Asahi Intecc Co. Ltd. (Health Care Equipment & Supplies)	21

4,600	Asahi Kasei Corp. (Chemicals)	52

7,000	Astellas Pharma, Inc. (Pharmaceuticals)	120

300	Benesse Holdings, Inc. (Diversified Consumer Services)	8

2,100	Bridgestone Corp. (Auto Components)	79

800	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	17

300	CALBEE, Inc. (Food Products)	10

3,700	Canon, Inc. (Technology Hardware, Storage & Peripherals)	102

700	Casio Computer Co. Ltd. (Household Durables)	14

500	Central Japan Railway Co. (Road & Rail)	101

2,400	Chubu Electric Power Co. Inc. (Electric Utilities)	34

800	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	74

3,900	Concordia Financial Group Ltd. (Banks)	16

600	Credit Saison Co. Ltd. (Consumer Finance)	11

400	CyberAgent, Inc. (Media)	14

900	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	25

900	Daicel Corp. (Chemicals)	9

400	Daifuku Co. Ltd. (Machinery)	25

2,000	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	133

900	Daikin Industries Ltd. (Building Products)	129

600	Dainippon Sumitomo Pharma Co. Ltd. (Pharmaceuticals)	12

300	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	37

2,100	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	66

5,500	Daiwa Securities Group, Inc. (Capital Markets)	28

1,600	Denso Corp. (Auto Components)	73

100	Disco Corp. (Semiconductors & Semiconductor Equipment)	24

1,100	East Japan Railway Co. (Road & Rail)	100

900	Eisai Co. Ltd. (Pharmaceuticals)	68

500	Electric Power Development Co. Ltd. (Independent Power and Renewable Electricity Producers)	12

900	FamilyMart Co. Ltd. (Food & Staples Retailing)	22

700	Fanuc Ltd. (Machinery)	130

200	Fast Retailing Co. Ltd. (Specialty Retail)	120

500	Fuji Electric Co. Ltd. (Electrical Equipment)	15

1,300	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	63

700	Fujitsu Ltd. (IT Services) (a)	67

100	GMO Payment Gateway, Inc. (IT Services)	7

900	Hakuhodo DY Holdings, Inc. (Media)	15

800	Hankyu Hanshin Holdings, Inc. (Road & Rail)	34

100	Hikari Tsushin, Inc. (Specialty Retail)	25

1,000	Hino Motors Ltd. (Machinery)	11

Shares	Security Description	Value (000)

	Japan (continued)

100	Hirose Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	$13

200	Hisamitsu Pharmaceutical Co., Inc. (Pharmaceuticals)	10

400	Hitachi Chemical Co. Ltd. (Chemicals)	17

400	Hitachi Construction Machinery Co. Ltd. (Machinery)	12

200	Hitachi High-Technologies Corp. (Electronic Equipment, Instruments & Components)	14

3,500	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	149

800	Hitachi Metals Ltd. (Metals & Mining)	12

5,900	Honda Motor Co. Ltd. (Automobiles)	168

200	Hoshizaki Corp. (Machinery)	18

1,400	HOYA Corp. (Health Care Equipment & Supplies)	134

1,000	Hulic Co. Ltd. (Real Estate Management & Development)	12

700	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels) (a)	20

500	IHI Corp. (Machinery)	12

3,700	INPEX Corp. (Oil, Gas & Consumable Fuels)	39

1,100	Isetan Mitsukoshi Holdings Ltd. (Multiline Retail)	10

2,000	Isuzu Motors Ltd. (Automobiles)	24

4,900	ITOCHU Corp. (Trading Companies & Distributors)	115

400	ITOCHU Techno-Solutions Corp. (IT Services)	11

800	J. Front Retailing Co. Ltd. (Multiline Retail)	11

400	Japan Airlines Co. Ltd. (Airlines)	13

200	Japan Airport Terminal Co. Ltd. (Transportation Infrastructure)	11

1,800	Japan Exchange Group, Inc. (Capital Markets)	32

1,500	Japan Post Bank Co. Ltd. (Banks)	14

5,900	Japan Post Holdings Co. Ltd. (Insurance) (a)	56

3	Japan Prime Realty Investment Corp. (Equity Real Estate Investment Trusts)	13

5	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts)	33

10	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	21

1,800	JFE Holdings, Inc. (Metals & Mining)	23

800	JGC Holdings Corp. (Construction & Engineering)	13

700	JSR Corp. (Chemicals)	13

700	JTEKT Corp. (Machinery)	8

11,300	JXTG Holdings, Inc. (Oil, Gas & Consumable Fuels)	51

1,700	Kajima Corp. (Construction & Engineering)	23

500	Kakaku.com, Inc. (Interactive Media & Services)	13

400	Kamigumi Co. Ltd. (Transportation Infrastructure)	9

700	Kansai Paint Co. Ltd. (Chemicals)	17

1,700	Kao Corp. (Personal Products)	141

500	Kawasaki Heavy Industries Ltd. (Machinery)	11

6,400	KDDI Corp. (Wireless Telecommunication Services)	192

300	Keihan Holdings Co. Ltd. (Industrial Conglomerates)	14

800	Keikyu Corp. (Road & Rail)	16

400	Keio Corp. (Road & Rail)	24

500	Keisei Electric Railway Co. Ltd. (Road & Rail)	20

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Japan (continued)

700	Keyence Corp. (Electronic Equipment, Instruments & Components)	$248

500	Kikkoman Corp. (Food Products)	25

600	Kintetsu Group Holdings Co. Ltd. (Road & Rail)	33

3,100	Kirin Holdings Co. Ltd., Class – C (Beverages)	68

200	Kobayashi Pharmaceutical Co. Ltd. (Personal Products)	17

3,300	Komatsu Ltd. (Machinery)	80

300	Konami Holdings Corp. (Entertainment)	12

1,500	Konica Minolta, Inc. (Technology Hardware, Storage & Peripherals)	10

100	Kose Corp. (Personal Products)	15

3,900	Kubota Corp. (Machinery)	62

1,200	Kuraray Co. Ltd. (Chemicals)	15

400	Kurita Water Industries Ltd. (Machinery)	12

1,200	Kyocera Corp. (Electronic Equipment, Instruments & Components)	83

900	Kyowa Kirin Co. Ltd. (Pharmaceuticals)	21

1,400	Kyushu Electric Power Co., Inc. (Electric Utilities)	12

600	Kyushu Railway Co. (Road & Rail)	20

200	Lawson, Inc. (Food & Staples Retailing)	11

200	LINE Corp. (Interactive Media & Services) (b)	10

800	Lion Corp. (Household Products)	16

1,000	LIXIL Group Corp. (Building Products)	17

5,600	Marubeni Corp. (Trading Companies & Distributors)	42

700	Marui Group Co. Ltd. (Multiline Retail)	17

2,100	Mazda Motor Corp. (Automobiles)	18

200	McDonald’s Holdings Co. (Japan) Ltd. (Hotels, Restaurants & Leisure)	10

3,200	Mebuki Financial Group, Inc. (Banks)	8

700	Medipal Holdings Corp. (Health Care Providers & Services)	16

400	MEIJI Holdings Co. Ltd. (Food Products)	27

300	Mercari, Inc. (Internet & Direct Marketing Retail) (b)	6

1,400	MINEBEA MITSUMI, Inc. (Machinery)	29

1,100	MISUMI Group, Inc. (Machinery)	28

4,800	Mitsubishi Chemical Holdings Corp. (Chemicals)	36

4,900	Mitsubishi Corp. (Trading Companies & Distributors)	132

6,600	Mitsubishi Electric Corp. (Electrical Equipment)	91

4,400	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	85

600	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	9

1,200	Mitsubishi Heavy Industries Ltd. (Machinery)	47

400	Mitsubishi Materials Corp. (Metals & Mining)	11

800	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	15

44,600	Mitsubishi UFJ Financial Group, Inc. (Banks)	243

1,500	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	10

6,000	Mitsui & Co. Ltd. (Trading Companies & Distributors)	107

700	Mitsui Chemicals, Inc. (Chemicals)	17

3,200	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	79

Shares	Security Description	Value (000)

	Japan (continued)

400	Mitsui O.S.K. Lines Ltd. (Marine)	$11

87,100	Mizuho Financial Group, Inc. (Banks)	135

500	MonotaRO Co. Ltd. (Trading Companies & Distributors)	13

1,700	MS&AD Insurance Group Holdings, Inc. (Insurance)	57

2,100	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	130

400	Nabtesco Corp. (Machinery)	12

700	Nagoya Railroad Co. Ltd. (Road & Rail)	22

900	NEC Corp. (Technology Hardware, Storage & Peripherals)	37

900	NGK Insulators Ltd. (Machinery)	16

600	NGK Spark Plug Co. Ltd. (Auto Components)	12

300	NH Foods Ltd. (Food Products)	12

800	Nidec Corp. (Electrical Equipment)	111

1,200	Nikon Corp. (Household Durables)	15

400	Nintendo Co. Ltd. (Entertainment)	162

5	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts)	37

300	Nippon Express Co. Ltd. (Road & Rail)	18

500	Nippon Paint Holdings Co. Ltd. (Chemicals)	26

7	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts) (a)	18

2,900	Nippon Steel Corp. (Metals & Mining) (a)	45

4,600	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	117

600	Nippon Yusen Kabushiki Kaisha (Marine)	11

500	Nissan Chemical Corp. (Chemicals)	21

700	Nisshin Seifun Group, Inc. (Food Products)	12

200	Nissin Foods Holdings Co. Ltd. (Food Products)	15

300	Nitori Holdings Co. Ltd. (Specialty Retail)	48

600	Nitto Denko Corp. (Chemicals)	34

12,400	Nomura Holdings, Inc. (Capital Markets)	64

500	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	12

15	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts)	26

1,300	Nomura Research Institute Ltd. (IT Services)	28

1,300	NSK Ltd. (Machinery)	12

2,400	NTT Data Corp. (IT Services)	32

4,800	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	134

2,400	Obayashi Corp. (Construction & Engineering)	27

1,100	Odakyu Electric Railway Co. Ltd. (Road & Rail)	26

3,100	Oji Paper Co. Ltd. (Paper & Forest Products)	17

700	OMRON Corp. (Electronic Equipment, Instruments & Components)	41

1,400	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	32

100	Oracle Corp. Japan (Software)	9

700	Oriental Land Co. Ltd. (Hotels, Restaurants & Leisure)	96

4,800	ORIX Corp. (Diversified Financial Services)	80

1,400	Osaka Gas Co. Ltd. (Gas Utilities)	27

400	OTSUKA Corp. (IT Services)	16

1,400	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	63

1,700	Pan Pacific International Holdings Corp. (Multiline Retail)	29

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Japan (continued)

7,900	Panasonic Corp. (Household Durables)	$75

400	Park24 Co. Ltd. (Commercial Services & Supplies)	10

700	Persol Holdings Co. Ltd. (Professional Services)	13

3,100	Rakuten, Inc. (Internet & Direct Marketing Retail)	27

4,900	Recruit Holdings Co. Ltd. (Professional Services) (a)	185

7,600	Resona Holdings, Inc. (Banks)	34

2,400	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	26

100	Rinnai Corp. (Household Durables)	8

300	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	24

200	Sankyo Co. Ltd. (Leisure Products)	7

1,400	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals)	27

800	SECOM Co. Ltd. (Commercial Services & Supplies)	72

600	Sega Sammy Holdings, Inc. (Leisure Products)	9

700	Seibu Holdings, Inc. (Industrial Conglomerates)	12

1,000	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	15

1,400	Sekisui Chemical Co. Ltd. (Household Durables)	25

2,300	Sekisui House Ltd. (Household Durables)	49

2,800	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	103

2,200	Seven Bank Ltd. (Banks)	7

500	SG Holdings Co. Ltd. (Air Freight & Logistics)	11

800	Sharp Corp. (Household Durables) (a)	12

800	Shimadzu Corp. (Electronic Equipment, Instruments & Components)	25

300	Shimano, Inc. (Leisure Products)	48

2,100	Shimizu Corp. (Construction & Engineering)	22

1,300	Shin-Etsu Chemical Co. Ltd. (Chemicals)	145

600	Shinsei Bank Ltd. (Banks) (a)	9

1,000	Shionogi & Co. Ltd. (Pharmaceuticals)	62

1,400	Shiseido Co. Ltd. (Personal Products)	100

500	Showa Denko KK (Chemicals)	13

6,000	Softbank Corp. (Wireless Telecommunication Services)	81

5,700	SoftBank Group Corp. (Wireless Telecommunication Services)	249

300	Sohgo Security Services Co. Ltd. (Commercial Services & Supplies)	16

1,200	Sompo Holdings, Inc. (Insurance)	47

4,600	Sony Corp. (Household Durables)	313

500	Stanley Electric Co. Ltd. (Auto Components)	15

5,600	Sumitomo Chemical Co. Ltd. (Chemicals)	26

4,300	Sumitomo Corp. (Trading Companies & Distributors)	64

2,700	Sumitomo Electric Industries Ltd. (Auto Components)	41

400	Sumitomo Heavy Industries Ltd. (Machinery)	12

900	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	29

4,800	Sumitomo Mitsui Financial Group, Inc. (Banks)	178

1,200	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	48

Shares	Security Description	Value (000)

	Japan (continued)

600	Sumitomo Rubber Industries Ltd. (Auto Components)	$7

300	Sundrug Co. Ltd. (Food & Staples Retailing)	11

500	Suntory Beverage & Food Ltd. (Beverages)	21

300	Suzuken Co. Ltd. (Health Care Providers & Services)	12

600	Sysmex Corp. (Health Care Equipment & Supplies)	41

2,000	T&D Holdings, Inc. (Insurance)	26

500	Taiheiyo Cement Corp. (Construction Materials)	15

700	Taisei Corp. (Construction & Engineering)	28

100	Taisho Pharmaceutical Holdings Co. Ltd. (Pharmaceuticals)	7

5,400	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	216

500	TDK Corp. (Electronic Equipment, Instruments & Components)	57

700	Teijin Ltd. (Chemicals)	13

2,400	Terumo Corp. (Health Care Equipment & Supplies)	86

2,000	The Chiba Bank Ltd. (Banks)	12

1,000	The Chugoku Electric Power Company, Inc. (Electric Utilities)	13

4,000	The Dai-ichi Life Insurance Co. Ltd. (Insurance)	67

2,500	The Kansai Electric Power Co., Inc. (Electric Utilities)	29

1,700	The Shizuoka Bank Ltd. (Banks)	13

400	THK Co. Ltd. (Machinery)	11

700	Tobu Railway Co. Ltd. (Road & Rail)	25

400	Toho Co. Ltd. (Entertainment)	17

300	Toho Gas Co. Ltd. (Gas Utilities)	12

1,500	Tohoku Electric Power Co., Inc. (Electric Utilities)	15

2,300	Tokio Marine Holdings, Inc. (Insurance)	129

100	Tokyo Century Corp. (Diversified Financial Services)	5

600	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	132

2,200	Tokyo Fudosan Holdings Corp. (Real Estate Management & Development) (a)	15

1,400	Tokyo Gas Co. Ltd. (Gas Utilities)	34

1,900	Tokyu Corp. (Road & Rail)	35

1,000	Toppan Printing Co. Ltd. (Commercial Services & Supplies)	21

5,200	Toray Industries, Inc. (Chemicals)	35

900	Tosoh Corp. (Chemicals)	14

500	TOTO Ltd. (Building Products)	21

500	Toyo Seikan Kaisha Ltd. (Containers & Packaging)	9

300	Toyo Suisan Kaisha Ltd. (Food Products)	13

200	Toyoda Gosei Co. Ltd. (Auto Components)	5

8,300	Toyota Motor Corp. (Automobiles)	589

800	Toyota Tsusho Corp. (Trading Companies & Distributors)	28

500	Trend Micro, Inc. (Software)	26

100	Tsuruha Holdings, Inc. (Food & Staples Retailing)	13

1,500	Unicharm Corp. (Household Products)	51

10	United Urban Investment Corp. (Equity Real Estate Investment Trusts)	19

800	USS Co. Ltd. (Specialty Retail)	15

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Japan (continued)

200	Welcia Holdings Co. Ltd. (Food & Staples Retailing)	$13

600	West Japan Railway Co. (Road & Rail)	52

400	Yakult Honsha Co. Ltd. (Food Products) (a)	22

2,300	Yamada Denki Co. Ltd. (Specialty Retail)	12

500	Yamaha Corp. (Leisure Products)	28

1,000	Yamaha Motor Co. Ltd. (Automobiles)	20

1,000	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	18

500	Yamazaki Baking Co. Ltd. (Food Products)	9

900	Yaskawa Electric Corp. (Electronic Equipment, Instruments & Components)	35

900	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	16

10,200	Z Holdings Corp. (Interactive Media & Services)	43

300	ZOZO, Inc. (Internet & Direct Marketing Retail)	6

		12,116

	Jersey — 0.12%

39,128	Glencore International PLC (Metals & Mining) (a)	122

4,523	WPP PLC (Media)	64

		186

	Liberia — 0.05%

641	Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	86

	Luxembourg — 0.03%

120	Millicom International Cellular SA (Wireless Telecommunication Services)	6

1,316	SES – FDR, Class – A (Media) (a)	18

1,705	Tenaris SA (Energy Equipment & Services)	19

		43

	Netherlands — 1.46%

1,528	ABN AMRO Group N.V. (Banks) (a)	28

38	Adyen N.V. (IT Services) (a)(b)	31

6,690	AEGON N.V. (Insurance)	31

477	Aercap Holdings N.V. (Trading Companies & Distributors) (b)	29

2,116	Airbus SE (Aerospace & Defense)	310

819	Akzo Nobel N.V. (Chemicals)	83

1,544	ASML Holding N.V. (Semiconductors & Semiconductor Equipment) (a)	456

3,754	CNH Industrial N.V. (Machinery)	41

408	Exor N.V. (Diversified Financial Services)	32

432	Heineken Holding N.V., Class – A (Beverages)	42

934	Heineken N.V. (Beverages)	99

14,092	ING Groep N.V. (Banks)	169

13,568	Koninklijke (Royal) KPN N.V. (Diversified Telecommunication Services)	40

4,268	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	107

677	Koninklijke DSM N.V. (Chemicals)	88

3,273	Koninklijke Philips N.V. (Health Care Equipment & Supplies)	160

253	Koninklijke Vopak N.V. (Oil, Gas & Consumable Fuels)	14

Shares	Security Description	Value (000)

	Netherlands (continued)

966	LyondellBasell Industries N.V., Class – A (Chemicals)	$92

1,089	NN Group N.V. (Insurance) (a)	41

1,006	NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	128

1,760	Prosus N.V. (Internet & Direct Marketing Retail) (b)	131

834	QIAGEN N.V. (Life Sciences Tools & Services) (b)	28

431	Randstad N.V. (Professional Services)	26

2,561	STMicroelectronics N.V. (Semiconductors & Semiconductor Equipment)	69

1,049	Wolters Kluwer N.V. (Professional Services)	77

		2,352

	New Zealand — 0.09%

2,648	A2 Milk Co. Ltd. (Food Products) (b)	27

3,489	Auckland International Airport Ltd. (Transportation Infrastructure)	21

2,071	Fisher & Paykel Healthcare COR (Health Care Equipment & Supplies)	30

3,082	Fletcher Building Ltd. (Construction Materials)	11

4,627	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	16

1,444	Ryman Healthcare Ltd. (Health Care Providers & Services)	16

6,631	Spark New Zealand Ltd. (Diversified Telecommunication Services)	19

		140

	Norway — 0.21%

390	Aker BP ASA (Oil, Gas & Consumable Fuels)	13

3,396	DNB ASA (Banks)	63

3,595	Equinor ASA (Oil, Gas & Consumable Fuels)	72

722	Gjensidige Forsikring ASA (Insurance)	15

1,645	Mowi ASA (Food Products)	43

4,856	Norsk Hydro ASA (Metals & Mining)	18

2,759	Orkla ASA (Food Products)	28

353	Schibsted ASA (Media) (a)	10

2,698	Telenor ASA (Diversified Telecommunication Services)	48

642	Yara International ASA (Chemicals)	27

		337

	Papua New Guinea — 0.02%

4,952	Oil Search Ltd. (Oil, Gas & Consumable Fuels)	25

	Portugal — 0.05%

9,590	EDP – Energias de Portugal SA (Electric Utilities) (a)	42

1,810	Galp Energia SGPS SA, B Shares (Oil, Gas & Consumable Fuels) (a)	30

909	Jeronimo Martins, SGPS, SA (Food & Staples Retailing)	15

		87

	Singapore — 0.42%

10,440	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	23

9,500	CapitaLand Commercial Trust (Equity Real Estate Investment Trusts)	14

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Singapore (continued)

9,300	CapitaLand Ltd. (Real Estate Management & Development)	$25

9,300	CapitaMall Trust (Equity Real Estate Investment Trusts)	17

1,600	City Developments Ltd. (Real Estate Management & Development)	13

7,800	ComfortDelGro Corp. Ltd. (Road & Rail)	14

6,500	DBS Group Holdings Ltd. (Banks)	126

1,883	Flex Ltd. (Electronic Equipment, Instruments & Components) (b)	24

21,800	Genting Singapore PLC (Hotels, Restaurants & Leisure)	15

400	Jardine Cycle & Carriage Ltd. (Distributors)	9

5,300	Keppel Corp. Ltd. (Industrial Conglomerates)	27

11,713	Oversea-Chinese Banking Corp. Ltd. (Banks)	96

2,400	SATS Ltd. (Transportation Infrastructure) (a)	9

3,600	SembCorp Industries Ltd. (Industrial Conglomerates)	6

1,900	Singapore Airlines Ltd. (Airlines)	13

3,000	Singapore Exchange Ltd. (Capital Markets)	20

5,800	Singapore Press Holdings Ltd. (Media)	9

5,600	Singapore Tech Engineering (Aerospace & Defense)	16

29,300	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	73

6,800	Suntec REIT (Equity Real Estate Investment Trusts)	9

4,700	United Overseas Bank Ltd. (Banks)	92

1,700	United Overseas Land Ltd. (Real Estate Management & Development)	11

6,900	Wilmar International Ltd. (Food Products)	21

		682

	Spain — 0.94%

982	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	39

253	Aena SME SA (Transportation Infrastructure) (a)	48

1,557	Amadeus IT Holding SA, A Shares (IT Services)	127

24,083	Banco Bilbao Vizcaya Argentaria SA (Banks)	135

20,627	Banco de Sabadell SA (Banks)	24

60,203	Banco Santander SA (Banks) (a)	252

4,456	Bankia SA (Banks) (a)	10

2,434	Bankinter SA (Banks)	18

12,960	CaixaBank SA (Banks)	41

701	Cellnex Telecom SA (Diversified Telecommunication Services) (a)	30

198	Cellnex Telecom SA (Diversified Telecommunication Services) (b)	9

3,893	Corporacion Mapfre (Insurance)	10

819	Enagas (Oil, Gas & Consumable Fuels) (a)	21

1,147	Endesa (Electric Utilities)	31

1,815	Ferrovial SA (Construction & Engineering)	55

28	Ferrovial SA (Construction & Engineering) (b)	1

1,109	Gas Natural SDG SA (Gas Utilities)	28

1,077	Grifols SA (Biotechnology)	38

21,885	Iberdrola SA (Electric Utilities)	225

3,940	Industria de Diseno Textil SA (Specialty Retail)	139

Shares	Security Description	Value (000)

	Spain (continued)

1,563	Red Electrica Corp. (Electric Utilities)	$31

4,712	Repsol SA (Oil, Gas & Consumable Fuels)	74

861	Siemens Gamesa Renewable Energy SA (Electrical Equipment)	15

16,867	Telefonica SA (Diversified Telecommunication Services)	117

		1,518

	Sweden — 0.81%

1,137	Alfa Laval AB (Machinery)	29

3,606	Assa Abloy AB, B Shares (Building Products)	84

2,419	Atlas Copco AB, A Shares (Machinery)	96

1,463	Atlas Copco AB, B Shares (Machinery)	51

988	Boliden AB (Metals & Mining)	26

815	Electrolux AB, B Shares (Household Durables)	20

2,380	Epiroc AB, Class – A (Machinery)	29

1,408	Epiroc AB, Class – B (Machinery)	17

2,275	Essity AG, Class – B (Household Products)	73

3,004	Hennes & Mauritz AB, B Shares (Specialty Retail)	61

977	Hexagon AB, Class – B (Electronic Equipment, Instruments & Components)	55

1,508	Husqvarna AB (Household Durables)	12

327	ICA Gruppen AB (Food & Staples Retailing)	15

603	Industrivarden AB, C Shares (Diversified Financial Services)	15

1,640	Investor AB, B Shares (Diversified Financial Services)	89

873	Kinnevik AB, B (Diversified Financial Services)	21

274	L E Lundbergforetagen AB (Diversified Financial Services)	12

701	Lundin Petroleum AB (Oil, Gas & Consumable Fuels)	24

4,060	Sandvik AB (Machinery)	79

1,131	Securitas AB, B Shares (Commercial Services & Supplies)	20

6,103	Skandinaviska Enskilda Banken AB, Class – A (Banks)	57

1,282	Skanska AB, B Shares (Construction & Engineering)	29

1,372	SKF AB, B Shares (Machinery)	28

5,743	Svenska Handelsbanken AB, A Shares (Banks)	63

3,396	Swedbank AB, A Shares (Banks)	51

1,803	Tele2 AB, B Shares (Wireless Telecommunication Services)	26

11,072	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	96

10,259	Telia Co. AB (Diversified Telecommunication Services) (a)	44

5,348	Volvo AB, B Shares (Machinery)	90

		1,312

	Switzerland — 3.39%

6,663	ABB Ltd., Registered Shares (Electrical Equipment)	161

571	Adecco SA, Registered Shares (Professional Services)	36

1,494	Alcon, Inc. (Health Care Equipment & Supplies) (b)	85

176	Baloise Holding AG, Registered Shares (Insurance)	32

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Switzerland (continued)

11	Barry Callebaut AG (Food Products)	$24

4	Chocoladefabriken Lindt & Sprungil AG (Food Products)	31

1,651	Chubb Ltd. (Insurance)	258

719	Clariant AG (Chemicals)	16

725	Coca-Cola HBC AG (Beverages)	25

1,887	Compagnie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	148

9,227	Credit Suisse Group AG (Capital Markets)	125

155	Dufry AG (Specialty Retail)	15

30	EMS-Chemie Holding AG, Registered Shares (Chemicals)	20

498	Garmin Ltd. (Household Durables)	49

133	Geberit AG (Building Products)	75

34	Givaudan SA (Chemicals)	107

808	Julius Baer Group Ltd. (Capital Markets)	42

195	Kuehne & Nagel International Ltd. (Marine)	33

1,826	LafargeHolcim Ltd., Registered Shares (Construction Materials) (a)	101

269	Lonza Group AG (Life Sciences Tools & Services) (a)	98

10,811	Nestle SA (Food Products)	1,170

7,800	Novartis AG, Registered Shares (Pharmaceuticals)	741

140	Pargesa Holding SA (Diversified Financial Services)	12

70	Partners Group Holding AG (Capital Markets)	64

2,551	Roche Holding AG (Pharmaceuticals)	827

148	Schindler Holding AG (Machinery)	37

72	Schindler Holding AG (Machinery)	18

19	SGS SA, Registered Shares (Professional Services)	52

459	Sika AG, Registered Shares (Chemicals)	86

208	Sonova Holding AG, Registered Shares (Health Care Equipment & Supplies) (a)	48

38	Straumann Holding AG (Health Care Equipment & Supplies)	37

120	Swiss Life Holding AG (Insurance)	60

274	Swiss Prime Site AG (Real Estate Management & Development)	32

1,063	Swiss Re AG (Insurance)	119

97	Swisscom AG (Diversified Telecommunication Services)	51

1,200	TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	115

244	Temenos AG (Software)	39

202	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	11

106	The Swatch Group AG, B Shares (Textiles, Apparel & Luxury Goods)	30

13,958	UBS Group AG (Capital Markets)	176

164	Vifor Pharma AG (Pharmaceuticals)	30

542	Zurich Financial Services AG (Insurance)	222

		5,458

	United Arab Emirates — 0.00%

339	NMC Health PLC (Health Care Providers & Services) (a)	8

Shares	Security Description	Value (000)

	United Kingdom — 5.66%

3,638	3i Group PLC (Capital Markets)	$53

682	Admiral Group PLC (Insurance)	21

5,819	Amcor PLC (Containers & Packaging)	63

3,739	Anglo American PLC (Metals & Mining)	108

1,424	Antofagasta PLC (Metals & Mining)	17

853	Aon PLC (Insurance)	178

922	Aptiv PLC (Auto Components)	88

1,707	Ashtead Group PLC (Trading Companies & Distributors)	55

1,336	Associated British Foods PLC (Food Products)	46

4,760	AstraZeneca PLC (Pharmaceuticals) (a)	480

3,374	Auto Trader Group PLC (Interactive Media & Services) (a)	27

216	Aveva Group PLC (Software)	13

14,079	Aviva PLC (Insurance)	78

11,527	BAE Systems PLC (Aerospace & Defense)	87

62,341	Barclays PLC (Banks)	148

3,826	Barratt Developments PLC (Household Durables)	38

451	Berkeley Group Holdings PLC (Household Durables)	29

73,917	BP PLC (Oil, Gas & Consumable Fuels)	461

3,272	British Land Co. PLC (Equity Real Estate Investment Trusts)	28

30,202	BT Group PLC (Diversified Telecommunication Services)	77

1,215	Bunzl PLC (Trading Companies & Distributors)	33

1,543	Burberry Group PLC (Textiles, Apparel & Luxury Goods) (a)	45

600	Capri Holdings Ltd. (Textiles, Apparel & Luxury Goods) (b)	23

20,572	Centrica PLC (Multi-Utilities) (a)	24

883	Coca-Cola European Partners PLC (Beverages)	45

5,731	Compass Group PLC (Hotels, Restaurants & Leisure)	143

464	Croda International PLC (Chemicals)	31

8,577	Diageo PLC (Beverages)	363

4,966	Direct Line Insurance Group PLC (Insurance)	21

618	easyJet PLC (Airlines)	12

823	Ferguson PLC (Trading Companies & Distributors)	74

18,097	GlaxoSmithKline PLC (Pharmaceuticals)	426

1,371	Halma PLC (Electronic Equipment, Instruments & Components)	38

1,028	Hargreaves Lansdown PLC (Capital Markets)	26

73,285	HSBC Holdings PLC (Banks)	574

4,694	Informa PLC (Media)	54

649	Intercontinental Hotels Group PLC (Hotels, Restaurants & Leisure)	45

605	Intertek Group PLC (Professional Services)	47

13,083	ITV PLC (Media)	26

6,364	J Sainsbury PLC (Food & Staples Retailing)	19

1,466	JD Sports Fashion PLC (Specialty Retail) (a)	16

699	Johnson Matthey PLC (Chemicals)	28

7,620	Kingfisher PLC (Specialty Retail)	22

2,543	Land Securities Group PLC (Equity Real Estate Investment Trusts)	33

21,462	Legal & General Group PLC (Insurance)	86

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	United Kingdom (continued)

664	Liberty Global PLC, Class – A (Media) (b)	$15

1,568	Liberty Global PLC, Class – C (Media) (b)	34

1,961	Linde PLC (Chemicals)	418

268,470	Lloyds Banking Group PLC (Banks)	222

1,135	London Stock Exchange Group PLC (Capital Markets)	117

7,357	Marks & Spencer Group PLC (Multiline Retail)	21

2,806	Meggitt PLC (Aerospace & Defense)	24

18,219	Melrose Industries PLC (Electrical Equipment)	58

1,237	Micro Focus International PLC (Software)	17

1,787	Mondi PLC (Paper & Forest Products)	42

12,706	National Grid PLC (Multi-Utilities)	159

497	Next PLC (Multiline Retail)	46

1,641	Ocado Group PLC (Internet & Direct Marketing Retail) (a)(b)	28

2,821	Pearson PLC (Media)	24

1,146	Persimmon PLC (Household Durables)	40

9,404	Prudential PLC (Insurance)	179

2,568	RecKitt Benckiser Group PLC (Household Products)	208

7,031	RELX PLC (Professional Services)	177

6,935	Rentokil Initial PLC (Commercial Services & Supplies)	42

4,093	Rio Tinto PLC (Metals & Mining)	244

6,426	Rolls-Royce Holdings PLC (Aerospace & Defense)	58

18,133	Royal Bank of Scotland Group PLC (Banks) (a)	58

15,524	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	460

13,551	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	402

3,709	RSA Insurance Group PLC (Insurance)	28

448	Schroders PLC (Capital Markets)	20

4,104	SEGRO PLC (Equity Real Estate Investment Trusts) (a)	49

593	Sensata Technologies Holding PLC (Electrical Equipment) (b)	32

856	Severn Trent PLC (Water Utilities)	29

3,280	Smith & Nephew PLC (Health Care Equipment & Supplies)	80

1,430	Smiths Group PLC (Industrial Conglomerates)	32

266	Spirax-Sarco Engineering PLC (Machinery)	31

3,666	SSE PLC (Electric Utilities)	70

1,912	St. James Place PLC (Capital Markets)	29

9,818	Standard Chartered PLC (Banks)	93

8,996	Standard Life Aberdeen PLC (Diversified Financial Services)	39

12,345	Taylor Wimpey PLC (Household Durables)	32

1,544	TechnipFMC PLC (Energy Equipment & Services)	33

35,333	Tesco PLC (Food & Staples Retailing)	119

3,920	The Sage Group PLC (Software)	40

938	The Weir Group PLC (Machinery) (a)	19

5,319	Unilever N.V. (Personal Products)	305

4,019	Unilever PLC (Personal Products)	232

2,563	United Utilities Group PLC (Water Utilities)	32

Shares	Security Description	Value (000)

	United Kingdom (continued)

96,861	Vodafone Group PLC (Wireless Telecommunication Services)	$188

509	Whitbread PLC (Hotels, Restaurants & Leisure)	33

8,553	William Morrison Supermarkets PLC (Food & Staples Retailing)	23

465	Willis Towers Watson PLC (Insurance)	94

		9,124

	United States — 55.75%

2,086	3M Co. (Industrial Conglomerates)	368

512	A.O. Smith Corp. (Building Products)	24

6,415	Abbott Laboratories (Health Care Equipment & Supplies)	558

5,365	AbbVie, Inc. (Biotechnology)	475

175	Abiomed, Inc. (Health Care Equipment & Supplies) (b)	30

2,312	Accenture PLC, Class – A (IT Services)	487

2,773	Activision Blizzard, Inc. (Entertainment)	165

145	Acuity Brands, Inc. (Electrical Equipment)	20

1,762	Adobe, Inc. (Software) (b)	582

269	Advance Auto Parts, Inc. (Specialty Retail)	43

3,728	Advanced Micro Devices, Inc. (Semiconductors & Semiconductor Equipment) (b)	171

2,675	Aflac, Inc. (Insurance)	142

1,114	Agilent Technologies, Inc. (Life Sciences Tools & Services)	95

797	Air Products & Chemicals, Inc. (Chemicals)	186

590	Akamai Technologies, Inc. (IT Services) (b)	51

382	Albemarle Corp. (Chemicals)	28

424	Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	69

273	Align Technology, Inc. (Health Care Equipment & Supplies) (b)	76

172	Alliance Data Systems Corp. (IT Services)	19

886	Alliant Energy Corp. (Electric Utilities)	48

1,189	Allstate Corp. (Insurance)	134

1,454	Ally Financial, Inc. (Consumer Finance)	44

1,088	Alphabet, Inc., Class – A (Interactive Media & Services) (b)	1,457

1,135	Alphabet, Inc., Class – C (Interactive Media & Services) (b)	1,518

1,529	Amazon.com, Inc. (Internet & Direct Marketing Retail) (b)	2,825

32	AMERCO, Inc. (Road & Rail)	12

921	Ameren Corp. (Multi-Utilities)	71

1,786	American Electric Power, Inc. (Electric Utilities)	169

2,557	American Express Co. (Consumer Finance)	319

274	American Financial Group, Inc. (Insurance)	30

3,145	American International Group, Inc. (Insurance)	161

1,605	American Tower Corp. (Equity Real Estate Investment Trusts)	368

650	American Water Works Co., Inc. (Water Utilities)	80

489	Ameriprise Financial, Inc. (Capital Markets)	81

591	AmerisourceBergen Corp. (Health Care Providers & Services)	50

2,176	Amgen, Inc. (Biotechnology)	524

1,073	Amphenol Corp., Class – A (Electronic Equipment, Instruments & Components)	116

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	United States (continued)

1,335	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	$159

4,876	Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	46

315	ANSYS, Inc. (Software) (b)	81

927	Anthem, Inc. (Health Care Providers & Services)	280

1,354	Apache Corp. (Oil, Gas & Consumable Fuels)	35

16,426	Apple, Inc. (Technology Hardware, Storage & Peripherals)	4,822

3,343	Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	204

723	Aqua America, Inc. (Water Utilities)	34

924	Aramark (Hotels, Restaurants & Leisure)	40

2,005	Archer-Daniels-Midland Co. (Food Products)	93

1,482	Arconic, Inc. (Aerospace & Defense)	46

201	Arista Networks, Inc. (Communications Equipment) (b)	41

307	Arrow Electronics, Inc. (Electronic Equipment, Instruments & Components) (b)	26

694	Arthur J. Gallagher & Co. (Insurance)	66

223	Assurant, Inc. (Insurance)	29

26,541	AT&T, Inc. (Diversified Telecommunication Services)	1,037

439	Atmos Energy Corp. (Gas Utilities)	49

793	Autodesk, Inc. (Software) (b)	145

299	Autoliv, Inc. (Auto Components)	25

1,573	Automatic Data Processing, Inc. (IT Services)	268

504	AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	106

317	Avery Dennison Corp. (Containers & Packaging)	41

1,514	AXA Equitable Holdings, Inc. (Diversified Financial Services)	38

761	Axalta Coating Systems Ltd. (Chemicals) (b)	23

2,259	Baker Hughes, Inc. (Energy Equipment & Services)	58

1,133	Ball Corp. (Containers & Packaging)	74

32,122	Bank of America Corp. (Banks)	1,131

3,067	Bank of New York Mellon Corp. (Capital Markets)	154

1,752	Baxter International, Inc. (Health Care Equipment & Supplies)	147

978	Becton, Dickinson & Co. (Health Care Equipment & Supplies)	266

4,784	Berkshire Hathaway, Inc., Class – B (Diversified Financial Services) (b)	1,083

898	Best Buy Co., Inc. (Specialty Retail)	79

668	Biogen, Inc. (Biotechnology) (b)	198

672	BioMarin Pharmaceutical, Inc. (Biotechnology) (b)	57

75	Bio-Rad Laboratories, Inc., Class – A (Life Sciences Tools & Services) (b)	28

501	Black Knight, Inc. (IT Services) (b)	32

419	BlackRock, Inc., Class – A (Capital Markets)	211

155	Booking Holdings, Inc. (Internet & Direct Marketing Retail) (b)	318

519	Booz Allen Hamilton Holding Corp. (IT Services)	37

750	BorgWarner, Inc. (Auto Components)	33

Shares	Security Description	Value (000)

	United States (continued)

555	Boston Properties, Inc. (Equity Real Estate Investment Trusts)	$77

8,509	Bristol-Myers Squibb Co. (Pharmaceuticals)	546

408	Broadridge Financial Solutions, Inc. (IT Services)	50

801	Brown & Brown, Inc. (Insurance)	32

1,155	Brown-Forman Corp., Class – B (Beverages)	78

244	Burlington Stores, Inc. (Specialty Retail) (b)	56

507	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	40

1,005	Cadence Design Systems, Inc. (Software) (b)	70

363	Camden Property Trust (Equity Real Estate Investment Trusts)	39

598	Campbell Soup Co. (Food Products)	30

1,114	Cardinal Health, Inc. (Health Care Providers & Services)	56

614	CarMax, Inc. (Specialty Retail) (b)	54

2,039	Caterpillar, Inc. (Machinery)	300

419	CBOE Global Markets, Inc. (Capital Markets)	50

1,199	CBRE Group, Inc., Class – A (Real Estate Management & Development) (b)	73

450	CDK Global, Inc. (Software)	25

443	Celanese Corp., Series A (Chemicals)	55

1,489	Centene Corp. (Health Care Providers & Services) (b)	94

1,883	CenterPoint Energy, Inc. (Multi-Utilities)	51

3,678	CenturyLink, Inc. (Diversified Telecommunication Services)	49

1,189	Cerner Corp. (Health Care Technology)	87

869	Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels) (b)	53

6,895	Chevron Corp. (Oil, Gas & Consumable Fuels)	831

95	Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure) (b)	80

923	Church & Dwight Co., Inc. (Household Products)	65

1,369	Cigna Corp. (Health Care Providers & Services)	280

325	Cintas Corp. (Commercial Services & Supplies)	87

15,543	Cisco Systems, Inc. (Communications Equipment)	745

8,202	Citigroup, Inc. (Banks)	655

1,672	Citizens Financial Group, Inc. (Banks)	68

493	Citrix Systems, Inc. (Software)	55

1,298	CME Group, Inc. (Capital Markets)	261

1,064	CMS Energy Corp. (Multi-Utilities)	67

617	Cognex Corp. (Electronic Equipment, Instruments & Components)	35

1,994	Cognizant Technology Solutions Corp. (IT Services)	124

2,950	Colgate-Palmolive Co. (Household Products)	203

16,468	Comcast Corp., Class – A (Media)	741

574	Comerica, Inc. (Banks)	41

1,822	ConAgra Foods, Inc. (Food Products)	62

4,022	ConocoPhillips (Oil, Gas & Consumable Fuels)	262

1,229	Consolidated Edison, Inc. (Multi-Utilities)	111

603	Constellation Brands, Inc., Class – A (Beverages)	114

773	Copart, Inc. (Commercial Services & Supplies) (b)	70

2,808	Corning, Inc. (Electronic Equipment, Instruments & Components)	82

2,690	Corteva, Inc. (Chemicals)	80

1,596	Costco Wholesale Corp. (Food & Staples Retailing)	469

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	United States (continued)

1,010	Coty, Inc., Class – A (Personal Products)	$11

1,505	Crown Castle International Corp. (Equity Real Estate Investment Trusts)	213

489	Crown Holdings, Inc. (Containers & Packaging) (b)	35

2,745	CSX Corp. (Road & Rail)	198

540	Cummins, Inc. (Machinery)	97

4,716	CVS Health Corp. (Health Care Providers & Services)	350

2,091	Danaher Corp. (Health Care Equipment & Supplies)	321

462	Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	50

391	DaVita, Inc. (Health Care Providers & Services) (b)	29

1,082	Deere & Co. (Machinery)	187

558	Dell Technologies, Inc. (Technology Hardware, Storage & Peripherals) (b)	29

612	Delta Air Lines, Inc. (Airlines)	36

800	Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	45

1,523	Devon Energy Corp. (Oil, Gas & Consumable Fuels)	40

342	Dexcom, Inc. (Health Care Equipment & Supplies) (b)	75

749	Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	90

1,147	Discover Financial Services (Consumer Finance)	97

567	Discovery, Inc., Class – A (Media) (b)	19

1,300	Discovery, Inc., Class – C (Media) (b)	40

360	DocuSign, Inc. (Software) (b)	27

2,977	Dominion Energy, Inc. (Multi-Utilities)	246

147	Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	43

543	Dover Corp. (Machinery)	63

2,686	Dow, Inc. (Chemicals)	147

868	Dropbox, Inc. (Software) (b)	16

659	DTE Energy Co. (Multi-Utilities)	86

2,639	Duke Energy Corp. (Electric Utilities)	241

1,348	Duke Realty Corp. (Equity Real Estate Investment Trusts)	47

2,696	DuPont de Nemours, Inc. (Chemicals)	173

969	DXC Technology Co. (IT Services)	36

889	E*Trade Financial Corp. (Capital Markets)	40

524	East West Bancorp, Inc. (Banks)	26

505	Eastman Chemical Co. (Chemicals)	40

2,872	eBay, Inc. (Internet & Direct Marketing Retail)	104

936	Ecolab, Inc. (Chemicals)	181

1,325	Edison International (Electric Utilities)	100

752	Edwards Lifesciences Corp. (Health Care Equipment & Supplies) (b)	175

1,300	Elanco Animal Health, Inc. (Pharmaceuticals) (b)	38

1,063	Electronic Arts, Inc. (Entertainment) (b)	114

3,152	Eli Lilly & Co. (Pharmaceuticals)	414

2,224	Emerson Electric Co. (Electrical Equipment)	170

737	Entergy Corp. (Electric Utilities)	88

Shares	Security Description	Value (000)

	United States (continued)

976	Envista Holdings Corp. (Health Care Equipment & Supplies) (b)	$29

205	EPAM Systems, Inc. (IT Services) (b)	43

405	Equifax, Inc. (Professional Services)	57

306	Equinix, Inc. (Equity Real Estate Investment Trusts)	178

1,337	Equity Residential (Equity Real Estate Investment Trusts)	108

92	Erie Indemnity Co., Class – A (Insurance)	15

246	Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	74

1,192	Eversource Energy (Electric Utilities)	101

3,512	Exelon Corp. (Electric Utilities)	160

520	Expedia Group, Inc. (Internet & Direct Marketing Retail)	56

645	Expeditors International of Washington, Inc. (Air Freight & Logistics)	50

478	Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	50

15,369	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1,071

215	F5 Networks, Inc. (Communications Equipment) (b)	30

8,742	Facebook, Inc., Class – A (Interactive Media & Services) (b)	1,794

144	FactSet Research Systems, Inc. (Capital Markets)	39

2,146	Fastenal Co. (Trading Companies & Distributors)	79

281	Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	36

895	FedEx Corp. (Air Freight & Logistics)	135

2,224	Fidelity National Information Services, Inc. (IT Services)	309

2,614	Fifth Third Bancorp (Banks)	80

628	First Republic Bank (Banks)	74

1,945	FirstEnergy Corp. (Electric Utilities)	95

2,092	Fiserv, Inc. (IT Services) (b)	242

489	FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	25

494	Flowserve Corp. (Machinery)	25

478	FMC Corp. (Chemicals)	48

544	Fortinet, Inc. (Software) (b)	58

1,129	Fortive Corp. (Machinery)	86

508	Fortune Brands Home & Security, Inc. (Building Products)	33

1,133	Franklin Resources, Inc. (Capital Markets)	29

934	Gap, Inc. (Specialty Retail)	17

338	Gartner Group, Inc. (IT Services) (b)	52

888	General Dynamics Corp. (Aerospace & Defense)	157

31,645	General Electric Co. (Industrial Conglomerates)	353

2,235	General Mills, Inc. (Food Products)	120

548	Genuine Parts Co. (Distributors)	58

4,590	Gilead Sciences, Inc. (Biotechnology)	298

383	Globe Life, Inc. (Insurance)	40

1,172	Goldman Sachs Group, Inc. (Capital Markets)	269

328	GrubHub, Inc. (Internet & Direct Marketing Retail) (b)	16

275	Guidewire Software, Inc. (Software) (b)	30

3,148	Halliburton Co. (Energy Equipment & Services)	77

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	United States (continued)

1,305	Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	$19

592	Harley-Davidson, Inc. (Automobiles)	22

1,299	Hartford Financial Services Group, Inc. (Insurance)	79

449	Hasbro, Inc. (Leisure Products)	47

986	HCA Holdings, Inc. (Health Care Providers & Services)	146

644	HD Supply Holdings, Inc. (Trading Companies & Distributors) (b)	26

1,792	Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	62

154	HEICO Corp. (Aerospace & Defense)	18

273	HEICO Corp., Class – A (Aerospace & Defense)	24

556	Henry Schein, Inc. (Health Care Providers & Services) (b)	37

536	Hershey Co. (Food Products)	79

1,024	Hess Corp. (Oil, Gas & Consumable Fuels)	68

4,893	Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	78

983	Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	109

551	HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	28

1,005	Hologic, Inc. (Health Care Equipment & Supplies) (b)	52

2,611	Honeywell International, Inc. (Industrial Conglomerates)	462

1,104	Hormel Foods Corp. (Food Products)	50

2,778	Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	52

5,343	HP, Inc. (Technology Hardware, Storage & Peripherals)	110

489	Humana, Inc. (Health Care Providers & Services)	179

314	Hunt (JB) Transportation Services, Inc. (Road & Rail)	37

3,924	Huntington Bancshares, Inc. (Banks)	59

149	Huntington Ingalls Industries, Inc. (Aerospace & Defense)	37

284	IDEX Corp. (Machinery)	49

309	IDEXX Laboratories, Inc. (Health Care Equipment & Supplies) (b)	81

1,171	Illinois Tool Works, Inc. (Machinery)	210

531	Illumina, Inc. (Life Sciences Tools & Services) (b)	176

241	Ingredion, Inc. (Food Products)	22

214	Insulet Corp. (Health Care Equipment & Supplies) (b)	37

16,089	Intel Corp. (Semiconductors & Semiconductor Equipment)	962

2,027	Intercontinental Exchange, Inc. (Capital Markets)	188

3,214	International Business Machines Corp. (IT Services)	431

380	International Flavors & Fragrances, Inc. (Chemicals)	49

1,338	International Paper Co. (Containers & Packaging)	62

942	Intuit, Inc. (Software)	247

500	Ionis Pharmaceuticals, Inc. (Biotechnology) (b)	30

Shares	Security Description	Value (000)

	United States (continued)

602	IQVIA Holdings, Inc. (Life Sciences Tools & Services) (b)	$93

1,035	Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	33

289	Jack Henry & Associates, Inc. (IT Services)	42

504	Jacobs Engineering Group, Inc. (Construction & Engineering)	45

213	Jazz Pharmaceuticals PLC (Pharmaceuticals) (b)	32

9,588	Johnson & Johnson (Pharmaceuticals)	1,399

2,871	Johnson Controls International PLC (Building Products)	117

194	Jones Lang LaSalle, Inc. (Real Estate Management & Development)	34

11,618	JPMorgan Chase & Co. (Banks)	1,619

1,256	Juniper Networks, Inc. (Communications Equipment)	31

377	Kansas City Southern (Road & Rail)	58

959	Kellogg Co. (Food Products)	66

3,603	KeyCorp (Banks)	73

674	Keysight Technologies, Inc. (Electronic Equipment, Instruments & Components) (b)	69

1,244	Kimberly-Clark Corp. (Household Products)	171

1,522	Kimco Realty Corp. (Equity Real Estate Investment Trusts)	32

7,364	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	156

1,835	KKR & Co., Inc., Class – A (Capital Markets)	54

574	KLA Corp. (Semiconductors & Semiconductor Equipment)	102

468	Knight-Swift Transportation Holdings, Inc. (Road & Rail)	17

610	Kohl’s Corp. (Multiline Retail)	31

808	L3Harris Technologies, Inc. (Aerospace & Defense)	160

350	Laboratory Corporation of America Holdings (Health Care Providers & Services) (b)	59

522	Lam Research Corp. (Semiconductors & Semiconductor Equipment)	153

529	Lamb Weston Holding, Inc. (Food Products)	46

1,246	Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	86

473	Leggett & Platt, Inc. (Household Durables)	24

501	Leidos Holdings, Inc. (IT Services)	49

1,071	Lennar Corp., Class – A (Household Durables)	59

130	Lennox International, Inc. (Building Products)	32

401	Liberty Broadband, Class – C (Media) (b)	50

584	Liberty Property Trust (Equity Real Estate Investment Trusts)	35

738	Lincoln National Corp. (Insurance)	44

555	Live Nation Entertainment, Inc. (Entertainment) (b)	40

1,141	LKQ Corp. (Distributors) (b)	41

922	Lockheed Martin Corp. (Aerospace & Defense)	359

1,012	Loews Corp. (Insurance)	53

2,814	Lowe’s Cos., Inc. (Specialty Retail)	337

475	M&T Bank Corp. (Banks)	81

218	ManpowerGroup, Inc. (Professional Services)	21

3,015	Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	41

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	United States (continued)

2,378	Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	$143

142	MarketAxess Holdings, Inc. (Capital Markets)	54

1,012	Marriott International, Inc., Class – A (Hotels, Restaurants & Leisure)	153

1,833	Marsh & McLennan Cos., Inc. (Insurance)	204

234	Martin Marietta Materials, Inc. (Construction Materials)	65

1,101	Masco Corp. (Building Products)	53

3,279	MasterCard, Inc., Class – A (IT Services)	980

1,022	Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	63

442	McCormick & Company, Inc. (Food Products)	75

2,756	McDonald’s Corp. (Hotels, Restaurants & Leisure)	544

666	McKesson Corp. (Health Care Providers & Services)	92

161	MercadoLibre, Inc. (Internet & Direct Marketing Retail) (b)	92

9,298	Merck & Co., Inc. (Pharmaceuticals)	846

2,877	MetLife, Inc. (Insurance)	147

88	Mettler-Toledo International, Inc. (Life Sciences Tools & Services) (b)	70

1,774	MGM Resorts International (Hotels, Restaurants & Leisure)	59

856	Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	90

3,996	Micron Technology, Inc. (Semiconductors & Semiconductor Equipment) (b)	215

26,364	Microsoft Corp. (Software)	4,159

428	Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	56

222	Mohawk Industries, Inc. (Household Durables) (b)	30

712	Molson Coors Beverage Co., Class – B (Beverages)	38

5,227	Mondelez International, Inc., Class – A (Food Products)	288

145	MongoDB, Inc. (IT Services) (b)	19

615	Moody’s Corp. (Capital Markets)	146

4,488	Morgan Stanley (Capital Markets)	229

615	Motorola Solutions, Inc. (Communications Equipment)	99

435	Nasdaq, Inc. (Capital Markets)	47

1,385	National Oilwell Varco, Inc. (Energy Equipment & Services)	35

851	NetApp, Inc. (Technology Hardware, Storage & Peripherals)	53

1,414	Newell Brands, Inc. (Household Durables)	27

2,959	Newmont Corp. (Metals & Mining)	128

1,738	NextEra Energy, Inc. (Electric Utilities)	422

1,284	Nielsen Holdings PLC (Professional Services)	26

4,542	NIKE, Inc., Class – B (Textiles, Apparel & Luxury Goods)	460

1,399	NiSource, Inc. (Multi-Utilities)	39

1,746	Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	43

415	Nordstrom, Inc. (Multiline Retail)	17

Shares	Security Description	Value (000)

	United States (continued)

953	Norfolk Southern Corp. (Road & Rail)	$185

734	Northern Trust Corp. (Capital Markets)	78

581	Northrop Grumman Corp. (Aerospace & Defense)	200

2,309	Nortonlifelock, Inc. (Software)	59

786	Norwegian Cruise Line Holdings Ltd. (Hotels, Restaurants & Leisure) (b)	46

1,086	Nucor Corp. (Metals & Mining)	61

2,099	NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	494

13	NVR, Inc. (Household Durables) (b)	50

3,229	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	133

722	OGE Energy Corp. (Electric Utilities)	32

399	Okta, Inc. (IT Services) (b)	46

235	Old Dominion Freight Line, Inc. (Road & Rail)	45

808	Omnicom Group, Inc. (Media)	65

1,479	ON Semiconductor Corp. (Semiconductors & Semiconductor Equipment) (b)	36

1,489	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	113

8,472	Oracle Corp. (Software)	449

396	Owens Corning, Inc. (Building Products)	26

1,248	PACCAR, Inc. (Machinery)	99

463	Parker Hannifin Corp. (Machinery)	95

1,166	Paychex, Inc. (IT Services)	99

186	PAYCOM Software, Inc. (Software) (b)	49

4,056	PayPal Holdings, Inc. (IT Services) (b)	439

1,628	People’s United Financial, Inc. (Banks)	28

5,076	PepsiCo, Inc. (Beverages)	694

400	PerkinElmer, Inc. (Life Sciences Tools & Services)	39

466	Perrigo Co. PLC (Pharmaceuticals)	24

1,623	Phillips 66 (Oil, Gas & Consumable Fuels)	181

421	Pinnacle West Capital Corp. (Electric Utilities)	38

602	Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	91

1,613	PNC Financial Services Group, Inc. (Banks)	257

852	PPG Industries, Inc. (Chemicals)	114

2,601	PPL Corp. (Electric Utilities)	93

1,045	Principal Financial Group, Inc. (Insurance)	57

2,284	Prologis, Inc. (Equity Real Estate Investment Trusts)	203

1,452	Prudential Financial, Inc. (Insurance)	136

407	PTC, Inc. (Software) (b)	30

1,823	Public Service Enterprise Group, Inc. (Multi-Utilities)	108

950	PulteGroup, Inc. (Household Durables)	37

273	PVH Corp. (Textiles, Apparel & Luxury Goods)	29

444	Qorvo, Inc. (Semiconductors & Semiconductor Equipment) (b)	52

504	Quest Diagnostics, Inc. (Health Care Providers & Services)	54

190	Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	22

458	Raymond James Financial, Inc. (Capital Markets)	41

1,009	Raytheon Co. (Aerospace & Defense)	222

1,184	Realty Income Corp. (Equity Real Estate Investment Trusts)	87

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	United States (continued)

627	Regency Centers Corp. (Equity Real Estate Investment Trusts)	$40

292	Regeneron Pharmaceuticals, Inc. (Biotechnology) (b)	110

3,576	Regions Financial Corp. (Banks)	61

227	Reinsurance Group of America (Insurance)	37

537	ResMed, Inc. (Health Care Equipment & Supplies)	83

240	RingCentral, Inc., Class – A (Software) (b)	40

442	Robert Half International, Inc. (Professional Services)	28

421	Rockwell Automation, Inc. (Electrical Equipment)	85

320	Roku, Inc. (Household Durables) (b)	43

532	Rollins, Inc. (Commercial Services & Supplies)	18

375	Roper Industries, Inc. (Industrial Conglomerates)	133

1,318	Ross Stores, Inc. (Specialty Retail)	153

434	RPM International, Inc. (Chemicals)	33

892	S&P Global, Inc. (Capital Markets)	244

995	Sabre Corp. (IT Services)	22

3,023	Salesforce.com, Inc. (Software) (b)	492

283	Sarepta Therapeutics, Inc. (Biotechnology) (b)	37

407	SBA Communications Corp. (Equity Real Estate Investment Trusts)	98

5,006	Schlumberger Ltd. (Energy Equipment & Services)	201

916	Seagate Technology Holdings, Inc. (Technology Hardware, Storage & Peripherals)	55

562	Sealed Air Corp. (Containers & Packaging)	22

992	Sempra Energy (Multi-Utilities)	150

678	ServiceNow, Inc. (Software) (b)	191

199	Signature Bank (Banks)	27

1,114	Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	166

5,988	Sirius XM Holdings, Inc. (Media)	43

616	Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	74

302	SL Green Realty Corp. (Equity Real Estate Investment Trusts)	28

2,650	Snap, Inc., Class – A (Interactive Media & Services) (b)	43

207	Snap-on, Inc. (Machinery)	35

506	Southwest Airlines Co. (Airlines)	27

381	Spirit Aerosystems Holdings, Inc., Class – A (Aerospace & Defense)	28

540	Splunk, Inc. (Software) (b)	81

2,946	Sprint Nextel Corp. (Wireless Telecommunication Services) (b)	15

1,262	Square, Inc., Class – A (IT Services) (b)	79

854	SS&C Technologies Holdings, Inc. (Software)	52

547	Stanley Black & Decker, Inc. (Machinery)	91

4,342	Starbucks Corp. (Hotels, Restaurants & Leisure)	382

1,343	State Street Corp. (Capital Markets)	106

809	Steel Dynamics, Inc. (Metals & Mining)	28

190	SVB Financial Group (Banks) (b)	48

2,147	Synchrony Financial (Consumer Finance)	77

562	Synopsys, Inc. (Software) (b)	78

1,761	Sysco Corp. (Food & Staples Retailing)	151

Shares	Security Description	Value (000)

	United States (continued)

849	T. Rowe Price Group, Inc. (Capital Markets)	$103

422	Take-Two Interactive Software, Inc. (Entertainment) (b)	52

1,009	Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	27

871	Targa Resources Corp. (Oil, Gas & Consumable Fuels)	36

1,850	Target Corp. (Multiline Retail)	237

1,027	TD Ameritrade Holding Corp. (Capital Markets)	51

122	Teledyne Technologies, Inc. (Aerospace & Defense) (b)	42

173	Teleflex, Inc. (Health Care Equipment & Supplies)	65

605	Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	41

486	Tesla, Inc. (Automobiles) (b)	203

3,387	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	435

847	Textron, Inc. (Aerospace & Defense)	38

2,484	The AES Corp. (Independent Power and Renewable Electricity Producers)	49

1,940	The Boeing Co. (Aerospace & Defense)	631

4,259	The Charles Schwab Corp. (Capital Markets)	203

451	The Clorox Co. (Household Products)	69

14,752	The Coca-Cola Co. (Beverages)	817

185	The Cooper Cos., Inc. (Health Care Equipment & Supplies)	59

800	The Estee Lauder Cos., Inc., Class – A (Personal Products)	166

3,977	The Home Depot, Inc. (Specialty Retail)	868

1,390	The Interpublic Group of Cos., Inc. (Media)	32

427	The J.M. Smucker Co. (Food Products)	44

2,411	The Kraft Heinz Co. (Food Products)	77

2,873	The Kroger Co. (Food & Staples Retailing)	83

201	The Middleby Corp. (Machinery) (b)	22

1,323	The Mosaic Co. (Chemicals)	29

9,091	The Procter & Gamble Co. (Household Products)	1,136

2,113	The Progressive Corp. (Insurance)	153

300	The Sherwin-Williams Co. (Chemicals)	175

3,786	The Southern Co. (Electric Utilities)	241

4,380	The TJX Cos., Inc. (Specialty Retail)	267

940	The Travelers Cos., Inc. (Insurance)	129

6,543	The Walt Disney Co. (Entertainment)	946

4,367	The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	104

1,453	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	471

396	Tiffany & Co. (Specialty Retail)	53

1,231	T-Mobile USA, Inc. (Wireless Telecommunication Services) (b)	97

453	Tractor Supply Co. (Specialty Retail)	42

173	TransDigm Group, Inc. (Aerospace & Defense)	97

702	TransUnion (Professional Services)	60

908	Trimble, Inc. (Electronic Equipment, Instruments & Components) (b)	38

385	TripAdvisor, Inc. (Interactive Media & Services)	12

4,859	Truist Financial Corp. (Banks)	274

418	Twilio, Inc., Class – A (IT Services) (b)	41

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	United States (continued)

2,737	Twitter, Inc. (Interactive Media & Services) (b)	$88

137	Tyler Technologies, Inc. (Software) (b)	41

1,061	Tyson Foods, Inc., Class – A (Food Products)	97

5,427	U.S. Bancorp (Banks)	322

667	Uber Technologies, Inc. (Road & Rail) (b)	20

1,055	UDR, Inc. (Equity Real Estate Investment Trusts)	49

773	UGI Corp. (Gas Utilities)	35

204	Ulta Beauty, Inc. (Specialty Retail) (b)	52

678	Under Armour, Inc., Class – A (Textiles, Apparel & Luxury Goods) (b)	15

695	Under Armour, Inc., Class – C (Textiles, Apparel & Luxury Goods) (b)	13

2,556	Union Pacific Corp. (Road & Rail)	461

2,531	United Parcel Service, Inc., Class – B (Air Freight & Logistics)	297

287	United Rentals, Inc. (Trading Companies & Distributors) (b)	48

2,974	United Technologies Corp. (Aerospace & Defense)	445

3,442	UnitedHealth Group, Inc. (Health Care Providers & Services)	1,013

1,221	V.F. Corp. (Textiles, Apparel & Luxury Goods)	122

146	Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	35

1,498	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	140

341	Varian Medical Systems, Inc. (Health Care Equipment & Supplies) (b)	48

473	Veeva Systems, Inc. (Health Care Technology) (b)	67

1,339	Ventas, Inc. (Equity Real Estate Investment Trusts)	77

382	VeriSign, Inc. (IT Services) (b)	74

15,021	Verizon Communications, Inc. (Diversified Telecommunication Services)	922

559	Versik Analytics, Inc., Class – A (Professional Services)	83

930	Vertex Pharmaceuticals, Inc. (Biotechnology) (b)	204

1,640	VICI Properties, Inc. (Equity Real Estate Investment Trusts)	42

6,273	Visa, Inc., Class – A (IT Services)	1,180

310	VMware, Inc., Class – A (Software) (b)	47

644	Vornado Realty Trust (Equity Real Estate Investment Trusts)	43

527	Voya Financial, Inc. (Diversified Financial Services)	32

495	Vulcan Materials Co. (Construction Materials)	72

174	W.W. Grainger, Inc. (Trading Companies & Distributors)	59

185	WABCO Holdings, Inc. (Machinery) (b)	25

676	Wabtec Corp. (Machinery)	53

2,775	Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	164

5,182	Wal-Mart Stores, Inc. (Food & Staples Retailing)	615

1,534	Waste Management, Inc. (Commercial Services & Supplies)	175

239	Waters Corp. (Life Sciences Tools & Services) (b)	56

216	Wayfair, Inc., Class – A (Internet & Direct Marketing Retail) (b)	20

Shares	Security Description	Value (000)

	United States (continued)

1,137	WEC Energy Group, Inc. (Multi-Utilities)	$105

1,462	Welltower, Inc. (Equity Real Estate Investment Trusts)	120

262	West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	39

1,574	Western Union Co. (IT Services)	42

923	WestRock Co. (Containers & Packaging)	40

2,678	Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	81

230	Whirlpool Corp. (Household Durables)	34

605	Workday, Inc., Class – A (Software) (b)	99

638	WP Carey, Inc. (Equity Real Estate Investment Trusts)	51

1,858	Xcel Energy, Inc. (Electric Utilities)	118

751	Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	28

909	Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	89

675	Xylem, Inc. (Machinery)	53

1,097	YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	111

202	Zebra Technologies Corp., Class – A (Electronic Equipment, Instruments & Components) (b)	52

672	Zions Bancorp (Banks)	35

1,729	Zoetis, Inc. (Pharmaceuticals)	229

		89,899

	Total Common Stocks	149,619

	Preferred Stocks — 0.06%

	Germany — 0.06%

201	Bayerische Motoren Werke Aktiengesellschaft — Preferred (Automobiles)	12

251	Fuchs Petrolub AG — Preferred (Chemicals)	12

668	Henkel AG & Co. KGAA — Preferred (Household Products)	70

	Total Preferred Stocks	94

	Rights — 0.00%

	Spain — 0.00%

4,712	Repsol SA (Oil, Gas & Consumable Fuels) (b)	3

	United Kingdom — 0.00%

295,596	Rolls-Royce Holdings PLC (Aerospace & Defense) (b)	—

	Total Rights	3

	Investment Company — 6.29%

10,147,977	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.49% (c)	10,148

	Total Investment Company	10,148

	Total Investments (cost $140,593) — 99.16%	159,864
	Other assets in excess of liabilities — 0.84%	1,355

	Net Assets — 100.00%	$161,219

See accompanying notes to financial statements.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (concluded) — December 31, 2019 (Unaudited)

Amounts designated as “—” are $0 or have been rounded to $0.

(a)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(b)	Represents non-income producing security.

(c)	The rate disclosed is the rate in effect on December 31, 2019.

ADR — American Depositary Receipt

FDR — Fiduciary Depositary Receipt

REIT — Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2019.

The ESG Growth Portfolio	Mellon Investments Corporation	Parametric Portfolio Associates, LLC	Total

Common Stocks	92.81%	—	92.81%

Preferred Stocks	0.06%	—	0.06%

Rights	0.00%	—	0.00%

Investment Company	0.06%	6.23%	6.29%

Other Assets (Liabilities)	0.17%	0.67%	0.84%

Total Net Assets	93.10%	6.90%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

Amounts designated as “0.00%” round to less than 0.005%.

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2019.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini S&P 500 Future	39	3/20/20	$6,300	$60
MSCI EAFE Index Future	41	3/20/20	4,175	16

			$10,475	$76

	Total Unrealized Appreciation			$76
	Total Unrealized Depreciation			—

	Total Net Unrealized Appreciation/(Depreciation)			$76

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks — 99.37%

	Australia — 2.39%

929	AGL Energy Ltd. (Multi-Utilities)	$13

3,121	Alumina Ltd. (Metals & Mining)	5

4,355	AMP Ltd. (Diversified Financial Services)	6

1,672	APA Group (Gas Utilities)	13

812	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	19

274	ASX Ltd. (Capital Markets)	15

2,899	Aurizon Holdings Ltd. (Road & Rail)	11

2,299	AusNet Services (Electric Utilities)	3

4,080	Australia & New Zealand Banking Group Ltd. (Banks)	71

726	Bendigo & Adelaide Bank Ltd. (Banks)	5

4,206	BHP Billiton Ltd. (Metals & Mining)	116

3,028	BHP Group PLC (Metals & Mining)	72

791	BlueScope Steel Ltd. (Metals & Mining)	8

1,738	Boral Ltd. (Construction Materials)	5

2,249	Brambles Ltd. (Commercial Services & Supplies)	18

369	Caltex Australia Ltd. (Oil, Gas & Consumable Fuels)	9

693	Challenger Ltd. (Diversified Financial Services)	4

123	CIMIC Group Ltd. (Construction & Engineering)	3

670	Coca-Cola Amatil Ltd. (Beverages)	5

82	Cochlear Ltd. (Health Care Equipment & Supplies)	13

1,604	Coles Group Ltd. (Food & Staples Retailing)	17

2,542	Commonwealth Bank of Australia (Banks)	143

718	Computershare Ltd. (IT Services)	8

469	Crown Resorts Ltd. (Hotels, Restaurants & Leisure)	4

1,545	Dexus (Equity Real Estate Investment Trusts)	13

70	Flight Centre Travel Group Ltd. (Hotels, Restaurants & Leisure)	2

1,990	Fortescue Metals Group Ltd. (Metals & Mining)	15

2,302	Goodman Group (Equity Real Estate Investment Trusts)	22

2,746	GPT Group (Equity Real Estate Investment Trusts)	11

668	Harvey Norman Holdings Ltd. (Multiline Retail)	2

2,488	Incitec Pivot Ltd. (Chemicals)	6

3,263	Insurance Australia Group Ltd. (Insurance)	17

829	LendLease Group (Real Estate Management & Development)	10

473	Macquarie Group Ltd. (Capital Markets)	45

192	Magellan Financial Group Ltd. (Capital Markets)	8

3,915	Medibank Private Ltd. (Insurance)	9

5,538	Mirvac Group (Equity Real Estate Investment Trusts)	12

4,123	National Australia Bank Ltd. (Banks)	71

1,084	Newcrest Mining Ltd. (Metals & Mining)	23

559	Orica Ltd. (Chemicals)	8

2,493	Origin Energy Ltd. (Oil, Gas & Consumable Fuels)	15

942	Qantas Airways Ltd. (Airlines)	5

1,879	QBE Insurance Group Ltd. (Insurance)	17

81	REA Group Ltd. (Interactive Media & Services)	6

544	Rio Tinto Ltd. (Metals & Mining)	38

2,509	Santos Ltd. (Oil, Gas & Consumable Fuels)	14

Shares	Security Description	Value (000)

	Australia (continued)

7,504	Scentre Group (Equity Real Estate Investment Trusts)	$20

492	Seek Ltd. (Professional Services)	8

638	Sonic Healthcare Ltd. (Health Care Providers & Services)	13

7,513	South32 Ltd. (Metals & Mining)	14

3,417	Stockland (Equity Real Estate Investment Trusts)	11

1,781	Suncorp Group Ltd. (Insurance)	16

1,620	Sydney Airport (Transportation Infrastructure)	10

2,868	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	9

6,212	Telstra Corp. Ltd. (Diversified Telecommunication Services)	16

467	TPG Telecom Ltd. (Diversified Telecommunication Services)	2

3,915	Transurban Group (Transportation Infrastructure)	41

1,020	Treasury Wine Estates Ltd. (Beverages)	12

4,776	Vicinity Centres (Equity Real Estate Investment Trusts)	8

150	Washington H Soul Pattinson & Co. Ltd. (Oil, Gas & Consumable Fuels)	2

1,657	Wesfarmers Ltd. (Food & Staples Retailing)	47

4,993	Westpac Banking Corp. (Banks)	85

185	Wisetech Global Ltd. (Software)	3

1,374	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	33

1,839	Woolworths Group Ltd. (Food & Staples Retailing)	47

529	Worley Ltd. (Energy Equipment & Services)	6

		1,358

	Austria — 0.08%

91	ANDRITZ AG (Machinery)	4

425	Erste Group Bank AG (Banks)	16

219	OMV AG (Oil, Gas & Consumable Fuels)	12

187	Raiffeisen Bank International AG (Banks) (a)	5

106	Verbund AG (Electric Utilities)	5

146	Voestalpine AG (Metals & Mining)	4

		46

	Belgium — 0.35%

258	Ageas (Insurance)	15

1,086	Anheuser-Busch InBev N.V. (Beverages)	89

73	Colruyt SA (Food & Staples Retailing)	4

114	Groupe Bruxelles Lambert SA (Diversified Financial Services)	12

352	KBC Groep N.V. (Banks)	26

225	Proximus SADP (Diversified Telecommunication Services)	6

105	Solvay SA (Chemicals)	12

59	Telenet Group Holding N.V. (Media)	3

188	UCB SA (Pharmaceuticals)	15

289	Umicore SA (Chemicals) (a)	14

		196

	Bermuda — 0.27%

594	Arch Capital Group Ltd. (Insurance) (b)	25

230	Athene Holding Ltd. (Insurance) (b)	11

207	Bunge Ltd. (Food Products)	12

58	Everest Re Group Ltd. (Insurance)	16

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Bermuda (continued)

555	IHS Markit Ltd. (Professional Services) (b)	$42

563	Invesco Ltd. (Capital Markets)	10

881	Marvell Technology Group Ltd. (Semiconductors & Semiconductor Equipment)	23

66	RenaissanceRe Holdings Ltd. (Insurance)	13

1,000	Yue Yuen Industrial Holdings Ltd. (Textiles, Apparel & Luxury Goods)	3

		155

	Canada — 3.87%

300	Agnico-Eagle Mines Ltd. (Metals & Mining)	18

200	Air Canada (Airlines) (b)	7

700	Algonquin Power & Utilities Corp. (Multi-Utilities)	10

1,300	Alimentation Couche-Tard, Inc., Class – B (Food & Staples Retailing)	41

400	AltaGas Ltd. (Gas Utilities)	6

100	Atco Ltd. (Multi-Utilities)	4

1,000	Aurora Cannabis, Inc. (Pharmaceuticals)^ (b)	2

919	Bank of Montreal (Banks)	71

2,500	Barrick Gold Corp. (Metals & Mining)	46

200	BCE, Inc. (Diversified Telecommunication Services)	9

700	Blackberry Ltd. (Software) (b)	5

2,700	Bombardier, Inc. (Aerospace & Defense) (a)(b)	4

1,300	Brookfield Asset Management, Inc. (Capital Markets)	75

600	Cameco Corp. (Oil, Gas & Consumable Fuels)	5

100	Canadian Apartment Properties REIT (Equity Real Estate Investment Trusts) (a)	4

600	Canadian Imperial Bank of Commerce (Banks)	50

1,029	Canadian National Railway Co. (Road & Rail)	93

1,700	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	55

200	Canadian Pacific Railway Ltd. (Road & Rail)	51

100	Canadian Tire Corp. Ltd., Class – A (Multiline Retail)	11

200	Canadian Utilities Ltd., Class – A (Multi-Utilities)	6

300	Canopy Growth Corp. (Pharmaceuticals)^ (a)(b)	7

200	CCL Industries, Inc., Class – B (Containers & Packaging) (a)	9

1,500	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	15

400	CGI, Inc. (IT Services) (b)	33

300	CI Financial Corp. (Capital Markets)	5

26	Constellation Software, Inc. (Software)	25

300	Cronos Group, Inc. (Pharmaceuticals)^ (b)	2

400	Dollarama, Inc. (Multiline Retail)	14

400	Emera, Inc. (Electric Utilities)	17

200	Empire Co. Ltd. (Food & Staples Retailing)	5

2,895	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	116

2,100	Encana Corp. (Oil, Gas & Consumable Fuels)	10

36	Fairfax Financial Holdings Ltd. (Insurance)	17

300	First Capital Real Estate Investment Trust (Real Estate Management & Development)	5

900	First Quantum Minerals Ltd. (Metals & Mining)	9

650	Fortis, Inc. (Electric Utilities)	27

Shares	Security Description	Value (000)

	Canada (continued)

239	Franco-Nevada Corp. (Metals & Mining)	$25

300	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	9

400	Great-West Lifeco, Inc. (Insurance)	10

200	H&R Real Estate Investment Trust (Equity Real Estate Investment Trusts)	3

500	Husky Energy, Inc. (Oil, Gas & Consumable Fuels)	4

500	Hydro One Ltd. (Electric Utilities) (a)	10

138	iA Financial Corp., Inc. (Insurance)	8

100	IGM Financial, Inc. (Capital Markets)	3

349	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	9

200	Intact Financial Corp. (Insurance) (a)	22

600	Inter Pipeline Ltd. (Oil, Gas & Consumable Fuels)	10

300	Keyera Corp. (Oil, Gas & Consumable Fuels) (a)	8

1,800	Kinross Gold Corp. (Metals & Mining) (b)	9

300	Kirkland Lake Gold Ltd. (Metals & Mining)	13

237	Loblaw Companies Ltd. (Food & Staples Retailing)	12

159	Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods) (b)	37

1,000	Lundin Mining Corp. (Metals & Mining) (a)	6

400	Magna International, Inc. (Auto Components)	22

2,800	Manulife Financial Corp. (Insurance)	56

100	Methanex Corp. (Chemicals)	4

400	Metro, Inc. (Food & Staples Retailing)	17

530	National Bank of Canada (Banks)	29

800	Nutrien Ltd. (Chemicals)	38

100	Onex Corp. (Diversified Financial Services)	6

345	Open Text Corp. (Software) (a)	15

200	Parkland Fuel Corp. (Oil, Gas & Consumable Fuels) (a)	7

752	Pembina Pipelines Corp. (Oil, Gas & Consumable Fuels)^	28

400	Power Corp. of Canada (Insurance)	10

400	Power Financial Corp. (Insurance)	11

300	PrairieSky Royalty Ltd. (Oil, Gas & Consumable Fuels) (a)	4

300	Quebecor, Inc. (Media)	8

400	Restaurant Brands International, Inc. (Hotels, Restaurants & Leisure)	25

200	RioCan Real Estate Investment Trust (Equity Real Estate Investment Trusts) (a)	5

500	Rogers Communications, Inc. (Wireless Telecommunication Services)	25

2,041	Royal Bank of Canada (Banks)	162

300	Saputo, Inc. (Food Products) (a)	9

700	Shaw Communications, Inc., Class – B (Media)	14

126	Shopify, Inc. (IT Services) (b)	51

100	SmartCentres Real Estate Investment Trust (Equity Real Estate Investment Trusts)	2

900	Sun Life Financial, Inc. (Insurance)	41

2,200	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	72

1,300	TC Energy Corp. (Oil, Gas & Consumable Fuels)	69

700	Teck Cominco Ltd., Class – B (Metals & Mining)	12

300	TELUS Corp. (Diversified Telecommunication Services)	12

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Canada (continued)

1,772	The Bank of Nova Scotia (Banks)	$100

300	The Stars Group, Inc. (Hotels, Restaurants & Leisure) (b)	8

2,648	The Toronto-Dominion Bank (Banks)	149

300	Thomson Reuters Corp. (Professional Services)	21

400	Waste Connections, Inc. (Commercial Services & Supplies)	36

100	West Fraser Timber Co. Ltd. (Paper & Forest Products)	4

100	Weston (George) Ltd. (Food & Staples Retailing)	8

600	Wheaton Precious Metals Corp. (Metals & Mining)	18

134	WSP Global, Inc. (Construction & Engineering)	9

		2,194

	China — 0.03%

300	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	17

	Denmark — 0.39%

5	A.P. Moller – Maersk A/S, Class – A (Marine)	7

9	A.P. Moller – Maersk A/S, Class – B (Marine)	13

151	Carlsberg A/S, Class – B (Beverages)	23

149	Christian Hansen Holding A/S (Chemicals) (a)	12

168	Coloplast A/S, Class – B (Health Care Equipment & Supplies)	20

950	Danske Bank A/S (Banks)	15

143	Demant A/S (Health Care Equipment & Supplies) (b)	5

320	DSV Panalpina A/S (Road & Rail)	36

234	ISS A/S (Commercial Services & Supplies)	6

310	Novozymes A/S, B Shares (Chemicals)	15

266	Orsted A/S (Electric Utilities) (a)	28

156	Pandora A/S (Textiles, Apparel & Luxury Goods) (a)	7

168	Tryg A/S (Insurance)	5

275	Vestas Wind Systems A/S (Electrical Equipment)	28

		220

	Finland — 0.41%

202	Elisa Oyj (Diversified Telecommunication Services)	11

629	Fortum Oyj (Electric Utilities)	16

499	Kone Oyj (Machinery)	33

157	Metso Oyj (Machinery)	6

597	Neste Oil Oyj (Oil, Gas & Consumable Fuels)	21

8,274	Nokia Oyj (Communications Equipment)	31

186	Nokian Renkaat Oyj (Auto Components)	5

4,703	Nordea Bank Abp (Banks)	37

62	Nordea Bank Abp (Banks)	1

652	Sampo Oyj, Class – A (Insurance) (a)	28

827	Stora Enso Oyj, R Shares (Paper & Forest Products)	12

754	UPM-Kymmene Oyj (Paper & Forest Products)	26

631	Wartsila Oyj, Class – B (Machinery)	7

		234

	France — 3.51%

261	Accor SA (Hotels, Restaurants & Leisure) (a)	12

43	Aeroports de Paris (Transportation Infrastructure)	8

Shares	Security Description	Value (000)

	France (continued)

674	Air Liquide SA (Chemicals)	$96

282	Alstom SA (Machinery) (a)	13

93	Amundi SA (Capital Markets) (a)	8

98	Arkema SA (Chemicals)	10

137	Atos SE (IT Services)	11

2,771	AXA SA (Insurance)	78

1,604	BNP Paribas (Banks)	96

1,315	Bollore SA (Air Freight & Logistics)	6

316	Bouygues SA (Construction & Engineering)	13

408	Bureau Veritas SA (Professional Services) (a)	11

224	Capgemini SE (IT Services)	28

880	Carrefour SA (Food & Staples Retailing)	15

87	Casino Guichard-Perrachon SA (Food & Staples Retailing)^	4

255	CNP Assurances (Insurance)	5

722	Compagnie de Saint-Gobain (Building Products)	30

251	Compagnie Generale des Etablissements Michelin, Class – B (Auto Components)	31

67	Covivio (Equity Real Estate Investment Trusts)	8

1,619	Credit Agricole SA (Banks)	23

885	Danone SA (Food Products)	73

193	Dassault Systemes SE (Software)	32

339	Edenred (Commercial Services & Supplies)	18

115	Eiffage SA (Construction & Engineering) (a)	13

954	Electricite de France SA (Electric Utilities)	11

2,670	ENGIE (Multi-Utilities)	43

406	EssilorLuxottica SA (Health Care Equipment & Supplies)	62

50	Eurazeo SE (Diversified Financial Services)	3

271	Eutelsat Communications (Media) (a)	4

118	Faurecia (Auto Components)	6

65	Gecina SA (Equity Real Estate Investment Trusts) (a)	12

625	Getlink SE (Transportation Infrastructure)	11

45	Hermes International (Textiles, Apparel & Luxury Goods)	34

37	Icade (Equity Real Estate Investment Trusts)	4

33	Iliad SA (Diversified Telecommunication Services)	4

88	Ingenico Group SA (Electronic Equipment, Instruments & Components)	10

56	Ipsen SA (Pharmaceuticals)	5

93	JCDecaux SA (Media) (a)	3

108	Kering SA (Textiles, Apparel & Luxury Goods)	70

291	Klepierre (Equity Real Estate Investment Trusts)	11

392	Legrand SA (Electrical Equipment)	32

361	L’Oreal SA (Personal Products)	107

400	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	185

1,408	Natixism SA (Capital Markets)	6

2,916	Orange SA (Diversified Telecommunication Services) (a)	43

307	Pernod Ricard SA (Beverages)	54

849	Peugeot SA (Automobiles)	20

310	Publicis Groupe (Media)	14

29	Remy Cointreau SA (Beverages)	4

272	Renault SA (Automobiles) (a)	13

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	France (continued)

41	Sartorius Stedim Biotech (Life Sciences Tools & Services)	$7

801	Schneider Electric SA (Electrical Equipment) (a)	82

232	SCOR SE (Insurance)	10

29	SEB SA (Household Durables)	4

1,125	Societe Generale (Banks)	39

125	Sodexo SA (Hotels, Restaurants & Leisure)	15

504	Suez Environnement Co. (Multi-Utilities)	8

87	Teleperformance (Professional Services)	21

3,435	Total SA (Oil, Gas & Consumable Fuels)	190

119	UbiSoft Entertainment SA (Entertainment) (b)	8

195	Unibail – Rodamco-Westfield (Equity Real Estate Investment Trusts)	30

341	Valeo SA (Auto Components)	12

759	Veolia Environnement (Multi-Utilities)	20

727	Vinci SA (Construction & Engineering)	81

1,228	Vivendi SA (Entertainment)	36

37	Wendel SA (Diversified Financial Services)	5

142	Worldline SA (IT Services) (a)(b)	10

		1,991

	Germany — 2.78%

258	Adidas AG (Textiles, Apparel & Luxury Goods)	84

609	Allianz SE (Insurance)	148

1,360	Aroundtown SA (Real Estate Management & Development) (a)	12

1,311	BASF SE (Chemicals)	100

485	Bayerische Motoren Werke AG (Automobiles)	40

142	Beiersdorf AG (Personal Products)	17

220	Brenntag AG (Trading Companies & Distributors)	12

61	Carl Zeiss Meditec AG (Health Care Equipment & Supplies)	8

1,423	Commerzbank AG (Banks)	9

155	Continental AG (Auto Components)	20

247	Covestro AG (Chemicals) (a)	11

1,304	Daimler AG, Registered Shares (Automobiles)	72

166	Delivery Hero SE (Internet & Direct Marketing Retail) (a)(b)	13

2,771	Deutsche Bank AG (Capital Markets)	21

277	Deutsche Boerse AG (Capital Markets)	44

354	Deutsche Lufthansa AG, Registered Shares (Airlines)	7

1,430	Deutsche Post AG (Air Freight & Logistics)	55

4,778	Deutsche Telekom AG (Diversified Telecommunication Services)	78

504	Deutsche Wohnen AG (Real Estate Management & Development)	21

3,228	E.ON AG (Multi-Utilities)	35

274	Evonik Industries AG (Chemicals) (a)	8

65	Fraport AG (Transportation Infrastructure)	6

304	Fresenius Medical Care AG & Co. KGAA (Health Care Providers & Services)	22

234	GEA Group AG (Machinery)	8

86	Hannover Rueckversicherung AG (Insurance)	17

211	HeidelbergCement AG (Construction Materials)	15

147	Henkel AG & Co. KGAA (Household Products)	14

39	Hochtief AG (Construction & Engineering) (a)	5

Shares	Security Description	Value (000)

	Germany (continued)

1,831	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	$42

102	KION Group AG (Machinery) (a)	7

71	Knorr-Bremse AG (Machinery)	7

128	Lanxess AG (Chemicals)	9

227	Metro AG (Food & Staples Retailing)	4

74	MTU Aero Engines AG (Aerospace & Defense)	21

208	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	61

122	Puma SE (Textiles, Apparel & Luxury Goods)	9

831	RWE AG (Multi-Utilities)	25

1,411	SAP SE (Software)	190

51	Sartorius AG (Health Care Equipment & Supplies)	10

1,098	Siemens AG (Industrial Conglomerates)	144

219	Siemens Healthineers AG (Health Care Equipment & Supplies) (a)	11

181	Symrise AG (Chemicals) (a)	19

1,124	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	3

596	thyssenkrupp AG (Metals & Mining)	8

655	TUI AG (Hotels, Restaurants & Leisure)	8

294	Uniper SE (Independent Power and Renewable Electricity Producers)	10

183	United Internet AG (Diversified Telecommunication Services) (a)	6

47	Volkswagen AG (Automobiles)	9

736	Vonovia SE (Real Estate Management & Development)	39

166	Wirecard AG (IT Services)	20

208	Zalando SE (Internet & Direct Marketing Retail) (a)(b)	11

		1,575

	Hong Kong — 1.19%

17,292	AIA Group Ltd. (Insurance)	183

400	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment) (a)	6

5,500	BOC Hong Kong (Holdings) Ltd. (Banks)	19

1,900	Budweiser Brewing Co. Apac Ltd. (Beverages) (a)(b)	6

3,500	CK Asset Holdings Ltd. (Real Estate Management & Development)	25

1,000	CK Infrastructure Holdings Ltd. (Electric Utilities)	7

2,500	CLP Holdings Ltd. (Electric Utilities)	27

600	Dairy Farm International Holdings Ltd. (Food & Staples Retailing)	3

3,000	Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	23

3,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	7

1,100	Hang Seng Bank Ltd. (Banks)	23

2,000	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	10

3,500	HK Electric Investments Ltd. (Electric Utilities)	3

5,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services) (a)	7

15,000	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	29

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Hong Kong (continued)

1,700	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	$55

1,700	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	10

300	Jardine Strategic Holdings Ltd. (Industrial Conglomerates)	9

1,000	Kerry Properties Ltd. (Real Estate Management & Development)	3

305	Melco Resorts & Entertainment Ltd., ADR (Hotels, Restaurants & Leisure)	7

2,000	MTR Corp. Ltd. (Road & Rail)	12

9,000	New World Development Co. Ltd. (Real Estate Management & Development)	12

2,000	NWS Holdings Ltd. (Industrial Conglomerates)	3

7,000	PCCW Ltd. (Diversified Telecommunication Services) (a)	4

1,779	Power Assets Holdings Ltd. (Electric Utilities)	13

3,600	Sands China Ltd. (Hotels, Restaurants & Leisure)	19

4,000	Sino Land Co. Ltd. (Real Estate Management & Development)	6

3,000	SJM Holdings Ltd. (Hotels, Restaurants & Leisure)	3

2,500	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	38

639	Swire Pacific Ltd., Class – A (Real Estate Management & Development)	6

1,800	Swire Properties Ltd. (Real Estate Management & Development)	6

1,757	Techtronic Industries Co. Ltd. (Household Durables)	14

2,011	The Bank of East Asia Ltd. (Banks)	4

3,206	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	34

953	Vitasoy International Holdings Ltd. (Food Products)	3

13,500	WH Group Ltd. (Food Products) (a)	14

2,000	Wharf Real Estate Investment Co. Ltd. (Real Estate Management & Development)	12

1,000	Wheelock & Co. Ltd. (Real Estate Management & Development)	7

2,000	Wynn Macau Ltd. (Hotels, Restaurants & Leisure)	5

		677

	Ireland (Republic of) — 1.00%

1,025	AIB Group PLC (Banks)	4

133	Allegion PLC (Building Products)	17

1,431	Bank of Ireland Group PLC (Banks)	7

1,143	CRH PLC (Construction Materials) (a)	45

139	DCC PLC (Industrial Conglomerates) (a)	12

602	Eaton Corp. PLC (Electrical Equipment)	57

1,331	Experian PLC (Professional Services)	45

112	Flutter Entertainment PLC (Hotels, Restaurants & Leisure)	14

400	Ingersoll-Rand PLC (Machinery)	53

649	James Hardie Industries PLC (Construction Materials)	13

233	Kerry Group PLC (Food Products)	29

217	Kingspan Group PLC (Building Products)	13

Shares	Security Description	Value (000)

	Ireland (Republic of) (continued)

1,923	Medtronic PLC (Health Care Equipment & Supplies)	$219

239	Pentair PLC (Machinery)	11

320	Smurfit Kappa Group PLC (Containers & Packaging)	12

120	STERIS PLC (Health Care Equipment & Supplies)	18

		569

	Isle of Man — 0.02%

863	GVC Holdings PLC (Hotels, Restaurants & Leisure)	10

	Israel — 0.17%

53	Azrieli Group (Real Estate Management & Development)	4

1,607	Bank Hapoalim BM (Banks)	13

2,113	Bank Leumi Le (Banks)	15

176	Checkpoint Software Technologies Ltd. (Software) (b)	20

55	CyberArk Software Ltd. (Software) (b)	6

887	Israel Chemicals Ltd. (Chemicals) (a)	4

1,718	Israel Discount Bank, Class – A (Banks)	8

176	Mizrahi Tefahot Bank Ltd. (Banks)	5

88	Nice Ltd. (Software) (b)	14

67	Wix.com Ltd. (IT Services) (b)	8

		97

	Italy — 0.81%

1,612	Assicurazioni Generali SpA (Insurance)	33

700	Atlantia SpA (Transportation Infrastructure)	16

853	Davide Campari – Milano SpA (Beverages)	8

11,600	Enel SpA (Electric Utilities) (a)	92

3,712	Eni SpA (Oil, Gas & Consumable Fuels)	58

179	Ferrari N.V. (Automobiles)	29

1,531	Fiat Chrysler Automobiles N.V. (Automobiles)	23

889	FinecoBank Banca Fineco SpA (Banks)	11

21,496	Intesa Sanpaolo SpA (Banks) (a)	56

883	Mediobanca SpA (Banks)	10

254	Moncler SpA (Textiles, Apparel & Luxury Goods)	11

503	Pirelli & C SpA (Auto Components) (a)	3

767	Poste Italiane SpA (Insurance) (a)	9

356	Prusmian SpA (Electrical Equipment)	9

155	Recordati SpA (Pharmaceuticals)	7

2,945	Snam SpA (Oil, Gas & Consumable Fuels)	15

13,448	Telecom Italia SpA (Diversified Telecommunication Services) (b)	8

7,590	Telecom Italia SpA (Diversified Telecommunication Services)	5

1,993	Terna – Rete Elettrica Nazionale SpA (Electric Utilities)	13

2,943	Unicredit SpA (Banks)	43

		459

	Japan — 8.27%

42	ABC-Mart, Inc. (Specialty Retail)	3

500	ACOM Co. Ltd. (Consumer Finance)	2

300	Advantest Corp. (Semiconductors & Semiconductor Equipment) (a)	17

900	Aeon Co. Ltd. (Food & Staples Retailing)	19

200	AEON Credit Service Co. Ltd. (Consumer Finance)	3

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Japan (continued)

100	AEON Mall Co. Ltd. (Real Estate Management & Development)	$2

200	Air Water, Inc. (Chemicals)	3

200	Aisin Seiki Co. Ltd. (Auto Components)	7

600	Ajinomoto Co., Inc. (Food Products)	10

300	Alfresa Holdings Corp. (Health Care Providers & Services)	6

300	ALPS Alpine Co. Ltd. (Electronic Equipment, Instruments & Components)	7

500	Amada Holdings Co. Ltd. (Machinery)	6

200	ANA Holdings, Inc. (Airlines)	6

200	Aozora Bank Ltd. (Banks)	5

300	Asahi Glass Co. Ltd. (Building Products)	11

500	Asahi Group Holdings Ltd. (Beverages)	23

300	Asahi Intecc Co. Ltd. (Health Care Equipment & Supplies)	9

300	Bandai Namco Holdings, Inc. (Leisure Products)	19

100	Benesse Holdings, Inc. (Diversified Consumer Services)	3

833	Bridgestone Corp. (Auto Components)	31

300	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	6

100	CALBEE, Inc. (Food Products)	3

1,400	Canon, Inc. (Technology Hardware, Storage & Peripherals)	39

300	Casio Computer Co. Ltd. (Household Durables)	6

200	Central Japan Railway Co. (Road & Rail)	41

900	Chubu Electric Power Co. Inc. (Electric Utilities)	13

200	Coca-Cola Bottlers Japan Holdings, Inc. (Beverages)	5

1,400	Concordia Financial Group Ltd. (Banks)	6

200	Credit Saison Co. Ltd. (Consumer Finance)	4

100	CyberAgent, Inc. (Media)	4

400	Daicel Corp. (Chemicals)	4

130	Daifuku Co. Ltd. (Machinery)	8

320	Daikin Industries Ltd. (Building Products)	45

100	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	12

800	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	25

3	Daiwa House REIT Investment Corp. (Equity Real Estate Investment Trusts) (a)	8

2,200	Daiwa Securities Group, Inc. (Capital Markets)	11

656	Denso Corp. (Auto Components)	30

300	Dentsu Group, Inc. (Media)	10

35	Disco Corp. (Semiconductors & Semiconductor Equipment)	8

400	East Japan Railway Co. (Road & Rail)	36

200	Electric Power Development Co. Ltd. (Independent Power and Renewable Electricity Producers)	5

400	FamilyMart Co. Ltd. (Food & Staples Retailing)	10

249	Fanuc Ltd. (Machinery)	46

100	Fast Retailing Co. Ltd. (Specialty Retail)	59

200	Fuji Electric Co. Ltd. (Electrical Equipment)	6

500	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	24

252	Fujitsu Ltd. (IT Services) (a)	23

Shares	Security Description	Value (000)

	Japan (continued)

200	Fukuoka Financial Group, Inc. (Banks)	$4

100	GMO Payment Gateway, Inc. (IT Services)	7

300	Hakuhodo DY Holdings, Inc. (Media)	5

200	Hamamatsu Photonics K.K. (Electronic Equipment, Instruments & Components)	8

300	Hankyu Hanshin Holdings, Inc. (Road & Rail)	13

27	Hikari Tsushin, Inc. (Specialty Retail)	7

400	Hino Motors Ltd. (Machinery)	4

42	Hirose Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	5

100	Hisamitsu Pharmaceutical Co., Inc. (Pharmaceuticals)	5

200	Hitachi Chemical Co. Ltd. (Chemicals)	8

200	Hitachi Construction Machinery Co. Ltd. (Machinery)	6

100	Hitachi High-Technologies Corp. (Electronic Equipment, Instruments & Components)	7

1,440	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	62

300	Hitachi Metals Ltd. (Metals & Mining)	4

2,300	Honda Motor Co. Ltd. (Automobiles)	67

100	Hoshizaki Corp. (Machinery)	9

600	HOYA Corp. (Health Care Equipment & Supplies)	58

400	Hulic Co. Ltd. (Real Estate Management & Development)	5

252	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels) (a)	7

200	IHI Corp. (Machinery)	5

200	Iida Group Holdings Co. Ltd. (Household Durables)	4

1,500	INPEX Corp. (Oil, Gas & Consumable Fuels)	16

500	Isetan Mitsukoshi Holdings Ltd. (Multiline Retail)	5

800	Isuzu Motors Ltd. (Automobiles)	10

1,900	ITOCHU Corp. (Trading Companies & Distributors)	44

100	ITOCHU Techno-Solutions Corp. (IT Services)	3

300	J. Front Retailing Co. Ltd. (Multiline Retail)	4

148	Japan Airlines Co. Ltd. (Airlines)	5

100	Japan Airport Terminal Co. Ltd. (Transportation Infrastructure)	6

700	Japan Exchange Group, Inc. (Capital Markets)	12

600	Japan Post Bank Co. Ltd. (Banks)	6

2,200	Japan Post Holdings Co. Ltd. (Insurance) (a)	21

300	Japan Post Insurance Co. Ltd. (Insurance) (a)	5

1	Japan Prime Realty Investment Corp. (Equity Real Estate Investment Trusts)	4

2	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts)	13

4	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	9

700	JFE Holdings, Inc. (Metals & Mining)	9

300	JGC Holdings Corp. (Construction & Engineering)	5

300	JTEKT Corp. (Machinery)	4

4,500	JXTG Holdings, Inc. (Oil, Gas & Consumable Fuels)	20

600	Kajima Corp. (Construction & Engineering)	8

200	Kakaku.com, Inc. (Interactive Media & Services)	5

200	Kamigumi Co. Ltd. (Transportation Infrastructure)	4

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Japan (continued)

300	Kansai Paint Co. Ltd. (Chemicals)	$7

727	Kao Corp. (Personal Products)	61

200	Kawasaki Heavy Industries Ltd. (Machinery)	4

2,574	KDDI Corp. (Wireless Telecommunication Services)	77

100	Keihan Holdings Co. Ltd. (Industrial Conglomerates)	5

300	Keikyu Corp. (Road & Rail)	6

132	Keio Corp. (Road & Rail)	8

200	Keisei Electric Railway Co. Ltd. (Road & Rail)	8

234	Keyence Corp. (Electronic Equipment, Instruments & Components)	84

200	Kikkoman Corp. (Food Products)	10

300	Kintetsu Group Holdings Co. Ltd. (Road & Rail)	16

1,200	Kirin Holdings Co. Ltd., Class – C (Beverages)	27

100	Kobayashi Pharmaceutical Co. Ltd. (Personal Products)	9

134	Koito Manufacturing Co. Ltd. (Auto Components)	6

1,300	Komatsu Ltd. (Machinery)	32

100	Konami Holdings Corp. (Entertainment)	4

600	Konica Minolta, Inc. (Technology Hardware, Storage & Peripherals)	4

43	Kose Corp. (Personal Products)	6

1,500	Kubota Corp. (Machinery)	24

500	Kuraray Co. Ltd. (Chemicals)	6

100	Kurita Water Industries Ltd. (Machinery)	3

500	Kyocera Corp. (Electronic Equipment, Instruments & Components)	34

300	Kyowa Kirin Co. Ltd. (Pharmaceuticals)	7

500	Kyushu Electric Power Co., Inc. (Electric Utilities)	4

200	Kyushu Railway Co. (Road & Rail)	7

100	Lawson, Inc. (Food & Staples Retailing)	6

100	LINE Corp. (Interactive Media & Services) (b)	5

300	Lion Corp. (Household Products)	6

400	LIXIL Group Corp. (Building Products)	7

600	M3, Inc. (Health Care Technology)	18

300	Makita Corp. (Machinery)	11

2,200	Marubeni Corp. (Trading Companies & Distributors)	16

300	Marui Group Co. Ltd. (Multiline Retail)	7

100	Maruichi Steel Tube Ltd. (Metals & Mining)	3

800	Mazda Motor Corp. (Automobiles)	7

100	McDonald’s Holdings Co. (Japan) Ltd. (Hotels, Restaurants & Leisure)	5

1,100	Mebuki Financial Group, Inc. (Banks)	3

300	Medipal Holdings Corp. (Health Care Providers & Services)	7

100	Mercari, Inc. (Internet & Direct Marketing Retail) (b)	2

500	MINEBEA MITSUMI, Inc. (Machinery)	10

400	MISUMI Group, Inc. (Machinery)	10

1,900	Mitsubishi Corp. (Trading Companies & Distributors)	52

2,600	Mitsubishi Electric Corp. (Electrical Equipment)	36

1,700	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	32

200	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	3

Shares	Security Description	Value (000)

	Japan (continued)

200	Mitsubishi Materials Corp. (Metals & Mining)	$5

1,000	Mitsubishi Motors Corp. (Automobiles)	4

17,879	Mitsubishi UFJ Financial Group, Inc. (Banks)	97

500	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	3

300	Mitsui Chemicals, Inc. (Chemicals)	7

1,300	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	32

200	Mitsui O.S.K. Lines Ltd. (Marine)	5

34,800	Mizuho Financial Group, Inc. (Banks)	54

200	MonotaRO Co. Ltd. (Trading Companies & Distributors)	5

630	MS&AD Insurance Group Holdings, Inc. (Insurance)	21

837	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	52

200	Nabtesco Corp. (Machinery)	6

300	Nagoya Railroad Co. Ltd. (Road & Rail)	9

330	NEC Corp. (Technology Hardware, Storage & Peripherals)	14

700	Nexon Co. Ltd. (Entertainment) (b)	9

400	NGK Insulators Ltd. (Machinery)	7

200	NGK Spark Plug Co. Ltd. (Auto Components)	4

100	NH Foods Ltd. (Food Products)	4

300	Nidec Corp. (Electrical Equipment)	41

500	Nikon Corp. (Household Durables)	6

145	Nintendo Co. Ltd. (Entertainment)	59

2	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts)	15

100	Nippon Express Co. Ltd. (Road & Rail)	6

200	Nippon Paint Holdings Co. Ltd. (Chemicals)	10

3	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts) (a)	8

100	Nippon Shinyaku Co. Ltd. (Pharmaceuticals)	9

1,200	Nippon Steel Corp. (Metals & Mining) (a)	19

1,862	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	47

200	Nippon Yusen Kabushiki Kaisha (Marine)	4

3,300	Nissan Motor Co. Ltd. (Automobiles)	19

254	Nisshin Seifun Group, Inc. (Food Products)	4

100	Nissin Foods Holdings Co. Ltd. (Food Products)	7

100	Nitori Holdings Co. Ltd. (Specialty Retail)	16

200	Nitto Denko Corp. (Chemicals)	11

4,700	Nomura Holdings, Inc. (Capital Markets)	25

200	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	5

6	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts)	10

535	Nomura Research Institute Ltd. (IT Services)	12

500	NSK Ltd. (Machinery)	5

900	NTT Data Corp. (IT Services)	12

1,866	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	52

900	Obayashi Corp. (Construction & Engineering)	10

100	OBIC Co. Ltd. (IT Services)	14

400	Odakyu Electric Railway Co. Ltd. (Road & Rail)	9

1,300	Oji Paper Co. Ltd. (Paper & Forest Products)	7

1,700	Olympus Corp. (Health Care Equipment & Supplies)	26

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Japan (continued)

247	OMRON Corp. (Electronic Equipment, Instruments & Components)	$15

500	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	12

49	Oracle Corp. Japan (Software)	4

300	Oriental Land Co. Ltd. (Hotels, Restaurants & Leisure)	41

1,900	ORIX Corp. (Diversified Financial Services)	32

4	ORIX Jreit, Inc. (Equity Real Estate Investment Trusts)	9

500	Osaka Gas Co. Ltd. (Gas Utilities)	10

134	OTSUKA Corp. (IT Services)	5

600	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	26

668	Pan Pacific International Holdings Corp. (Multiline Retail)	12

3,100	Panasonic Corp. (Household Durables)	29

200	Park24 Co. Ltd. (Commercial Services & Supplies)	5

100	PeptiDream, Inc. (Biotechnology) (b)	5

300	Persol Holdings Co. Ltd. (Professional Services)	6

148	Pigeon Corp. (Household Products)	5

100	Pola Orbis Holdings, Inc. (Personal Products)	2

1,200	Rakuten, Inc. (Internet & Direct Marketing Retail)	10

1,900	Recruit Holdings Co. Ltd. (Professional Services) (a)	71

1,100	Renesas Electronics Corp. (Semiconductors & Semiconductor Equipment) (a)(b)	8

3,000	Resona Holdings, Inc. (Banks)	13

1,000	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	11

43	Rinnai Corp. (Household Durables)	3

121	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	10

310	Ryohin Keikaku Co. Ltd. (Multiline Retail)	7

100	Sankyo Co. Ltd. (Leisure Products)	3

500	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals)	10

300	SBI Holdings, Inc. (Capital Markets)	6

300	SECOM Co. Ltd. (Commercial Services & Supplies)	28

200	Sega Sammy Holdings, Inc. (Leisure Products)	3

300	Seibu Holdings, Inc. (Industrial Conglomerates)	5

400	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	6

500	Sekisui Chemical Co. Ltd. (Household Durables)	9

900	Sekisui House Ltd. (Household Durables)	19

1,067	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	38

800	Seven Bank Ltd. (Banks)	3

200	SG Holdings Co. Ltd. (Air Freight & Logistics)	5

300	Sharp Corp. (Household Durables) (a)	5

28	Shimamura Co. Ltd. (Specialty Retail)	2

100	Shimano, Inc. (Leisure Products)	16

900	Shimizu Corp. (Construction & Engineering)	9

500	Shin-Etsu Chemical Co. Ltd. (Chemicals)	57

300	Shinsei Bank Ltd. (Banks) (a)	5

600	Shiseido Co. Ltd. (Personal Products)	43

200	Showa Denko KK (Chemicals)	5

100	SMC Corp. (Machinery)	46

Shares	Security Description	Value (000)

	Japan (continued)

2,400	Softbank Corp. (Wireless Telecommunication Services)	$32

2,218	SoftBank Group Corp. (Wireless Telecommunication Services)	98

100	Sohgo Security Services Co. Ltd. (Commercial Services & Supplies)	5

500	Sompo Holdings, Inc. (Insurance)	20

1,800	Sony Corp. (Household Durables)	123

200	Sony Financial Holdings, Inc. (Insurance)	5

100	Square Enix Holdings Co. Ltd. (Entertainment)	5

200	Stanley Electric Co. Ltd. (Auto Components)	6

900	Subaru Corp. (Automobiles)	22

400	SUMCO Corp. (Semiconductors & Semiconductor Equipment) (a)	7

1,700	Sumitomo Corp. (Trading Companies & Distributors)	25

1,100	Sumitomo Electric Industries Ltd. (Auto Components)	17

142	Sumitomo Heavy Industries Ltd. (Machinery)	4

300	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	10

1,900	Sumitomo Mitsui Financial Group, Inc. (Banks)	70

523	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	21

500	Sumitomo Realty & Development Co. Ltd. (Real Estate Management & Development)	18

200	Sumitomo Rubber Industries Ltd. (Auto Components)	2

100	Sundrug Co. Ltd. (Food & Staples Retailing)	4

200	Suntory Beverage & Food Ltd. (Beverages)	8

100	Suzuken Co. Ltd. (Health Care Providers & Services)	4

500	Suzuki Motor Corp. (Automobiles)	21

200	Sysmex Corp. (Health Care Equipment & Supplies)	14

800	T&D Holdings, Inc. (Insurance)	10

200	Taiheiyo Cement Corp. (Construction Materials)	6

300	Taisei Corp. (Construction & Engineering)	13

46	Taisho Pharmaceutical Holdings Co. Ltd. (Pharmaceuticals)	3

200	Taiyo Nippon Sanso Corp. (Chemicals)	4

200	TDK Corp. (Electronic Equipment, Instruments & Components)	23

300	Teijin Ltd. (Chemicals)	6

100	The Bank of Kyoto Ltd. (Banks)	4

900	The Chiba Bank Ltd. (Banks)	5

400	The Chugoku Electric Power Company, Inc. (Electric Utilities)	5

1,586	The Dai-ichi Life Insurance Co. Ltd. (Insurance)	27

1,000	The Kansai Electric Power Co., Inc. (Electric Utilities)	12

600	The Shizuoka Bank Ltd. (Banks)	5

200	The Yokohama Rubber Co. Ltd. (Auto Components)	4

200	THK Co. Ltd. (Machinery)	5

245	Tobu Railway Co. Ltd. (Road & Rail)	9

145	Toho Co. Ltd. (Entertainment)	6

100	Toho Gas Co. Ltd. (Gas Utilities)	4

700	Tohoku Electric Power Co., Inc. (Electric Utilities)	7

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Japan (continued)

931	Tokio Marine Holdings, Inc. (Insurance)	$52

100	Tokyo Century Corp. (Diversified Financial Services)	5

2,200	Tokyo Electric Power Co., Inc. (Electric Utilities) (b)	9

200	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	43

800	Tokyo Fudosan Holdings Corp. (Real Estate Management & Development) (a)	6

500	Tokyo Gas Co. Ltd. (Gas Utilities)	12

700	Tokyu Corp. (Road & Rail)	13

400	Toppan Printing Co. Ltd. (Commercial Services & Supplies)	8

2,000	Toray Industries, Inc. (Chemicals)	15

700	Toshiba Corp. (Industrial Conglomerates)	24

400	Tosoh Corp. (Chemicals)	6

200	TOTO Ltd. (Building Products)	9

200	Toyo Seikan Kaisha Ltd. (Containers & Packaging)	3

100	Toyo Suisan Kaisha Ltd. (Food Products)	4

100	Toyoda Gosei Co. Ltd. (Auto Components)	3

200	Toyota Industries Corp. (Auto Components)	12

3,330	Toyota Motor Corp. (Automobiles)	237

200	Trend Micro, Inc. (Software)	11

47	Tsuruha Holdings, Inc. (Food & Staples Retailing)	6

600	Unicharm Corp. (Household Products)	21

4	United Urban Investment Corp. (Equity Real Estate Investment Trusts)	7

300	USS Co. Ltd. (Specialty Retail)	6

100	Welcia Holdings Co. Ltd. (Food & Staples Retailing)	6

200	Yakult Honsha Co. Ltd. (Food Products) (a)	12

800	Yamada Denki Co. Ltd. (Specialty Retail)	4

200	Yamaha Corp. (Leisure Products)	11

400	Yamaha Motor Co. Ltd. (Automobiles)	8

400	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	6

200	Yamazaki Baking Co. Ltd. (Food Products)	4

300	Yaskawa Electric Corp. (Electronic Equipment, Instruments & Components)	12

300	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	5

4,000	Z Holdings Corp. (Interactive Media & Services)	17

200	ZOZO, Inc. (Internet & Direct Marketing Retail)	4

		4,692

	Jersey — 0.13%

15,548	Glencore International PLC (Metals & Mining) (a)	49

1,780	WPP PLC (Media)	25

		74

	Liberia — 0.06%

261	Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	35

	Luxembourg — 0.07%

870	Altice Europe NV (Media) (a)(b)	6

939	ArcelorMittal SA (Metals & Mining)	16

Shares	Security Description	Value (000)

	Luxembourg (continued)

103	Millicom International Cellular SA (Wireless Telecommunication Services)	$5

535	SES – FDR, Class – A (Media) (a)	7

691	Tenaris SA (Energy Equipment & Services)	8

		42

	Netherlands — 1.64%

599	ABN AMRO Group N.V. (Banks) (a)	11

15	Adyen N.V. (IT Services) (a)(b)	12

2,625	AEGON N.V. (Insurance)	12

188	Aercap Holdings N.V. (Trading Companies & Distributors) (b)	12

838	Airbus SE (Aerospace & Defense)	123

334	Akzo Nobel N.V. (Chemicals)	34

611	ASML Holding N.V. (Semiconductors & Semiconductor Equipment) (a)	181

1,436	CNH Industrial N.V. (Machinery)	16

154	Exor N.V. (Diversified Financial Services)	12

163	Heineken Holding N.V., Class – A (Beverages)	16

380	Heineken N.V. (Beverages)	40

5,586	ING Groep N.V. (Banks)	67

5,052	Koninklijke (Royal) KPN N.V. (Diversified Telecommunication Services)	15

1,731	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	43

266	Koninklijke DSM N.V. (Chemicals)	35

1,299	Koninklijke Philips N.V. (Health Care Equipment & Supplies)	63

109	Koninklijke Vopak N.V. (Oil, Gas & Consumable Fuels)	6

390	LyondellBasell Industries N.V., Class – A (Chemicals)	36

443	NN Group N.V. (Insurance) (a)	17

399	NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	51

697	Prosus N.V. (Internet & Direct Marketing Retail) (b)	52

327	QIAGEN N.V. (Life Sciences Tools & Services) (b)	11

169	Randstad N.V. (Professional Services)	10

965	STMicroelectronics N.V. (Semiconductors & Semiconductor Equipment)	26

410	Wolters Kluwer N.V. (Professional Services)	30

		931

	New Zealand — 0.10%

1,042	A2 Milk Co. Ltd. (Food Products) (b)	11

1,374	Auckland International Airport Ltd. (Transportation Infrastructure)	8

841	Fisher & Paykel Healthcare COR (Health Care Equipment & Supplies)	12

1,074	Fletcher Building Ltd. (Construction Materials)	4

878	Mercury NZ Ltd. (Electric Utilities)	3

1,904	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	6

503	Ryman Healthcare Ltd. (Health Care Providers & Services)	6

2,712	Spark New Zealand Ltd. (Diversified Telecommunication Services)	8

		58

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Norway — 0.23%

136	Aker BP ASA (Oil, Gas & Consumable Fuels)	$5

1,357	DNB ASA (Banks)	25

1,472	Equinor ASA (Oil, Gas & Consumable Fuels)	30

298	Gjensidige Forsikring ASA (Insurance)	6

620	Mowi ASA (Food Products)	16

1,987	Norsk Hydro ASA (Metals & Mining)	7

1,086	Orkla ASA (Food Products)	11

124	Schibsted ASA (Media) (a)	4

1,048	Telenor ASA (Diversified Telecommunication Services)	19

252	Yara International ASA (Chemicals)	10

		133

	Panama — 0.06%

620	Carnival Corp., Class – A (Hotels, Restaurants & Leisure)	32

	Papua New Guinea — 0.02%

1,949	Oil Search Ltd. (Oil, Gas & Consumable Fuels)	10

	Portugal — 0.06%

3,711	EDP – Energias de Portugal SA (Electric Utilities) (a)	16

711	Galp Energia SGPS SA, B Shares (Oil, Gas & Consumable Fuels) (a)	12

374	Jeronimo Martins, SGPS, SA (Food & Staples Retailing)	6

		34

	Singapore — 0.48%

4,292	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	9

3,900	CapitaLand Commercial Trust (Equity Real Estate Investment Trusts)	6

3,600	CapitaLand Ltd. (Real Estate Management & Development)	10

3,800	CapitaMall Trust (Equity Real Estate Investment Trusts)	7

600	City Developments Ltd. (Real Estate Management & Development)	5

3,200	ComfortDelGro Corp. Ltd. (Road & Rail)	6

2,600	DBS Group Holdings Ltd. (Banks)	49

769	Flex Ltd. (Electronic Equipment, Instruments & Components) (b)	10

9,000	Genting Singapore PLC (Hotels, Restaurants & Leisure)	6

100	Jardine Cycle & Carriage Ltd. (Distributors)	2

2,100	Keppel Corp. Ltd. (Industrial Conglomerates)	11

2,600	Mapletree Commercial Trust (Equity Real Estate Investment Trusts)	5

4,617	Oversea-Chinese Banking Corp. Ltd. (Banks)	38

1,100	SATS Ltd. (Transportation Infrastructure) (a)	4

1,200	SembCorp Industries Ltd. (Industrial Conglomerates)	2

700	Singapore Airlines Ltd. (Airlines)	5

1,200	Singapore Exchange Ltd. (Capital Markets)	8

2,000	Singapore Press Holdings Ltd. (Media)	3

12,000	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	30

2,400	Suntec REIT (Equity Real Estate Investment Trusts)	3

Shares	Security Description	Value (000)

	Singapore (continued)

1,800	United Overseas Bank Ltd. (Banks)	$35

600	United Overseas Land Ltd. (Real Estate Management & Development)	4

400	Venture Corp. Ltd. (Electronic Equipment, Instruments & Components)	5

2,800	Wilmar International Ltd. (Food Products)	9

3,000	Yangzijiang Shipbuilding Holdings Ltd. (Machinery)	2

		274

	Spain — 1.06%

12	ACS Actividades de Construccion y Servicios SA (Construction & Engineering) (b)	—

358	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	14

96	Aena SME SA (Transportation Infrastructure) (a)	18

619	Amadeus IT Holding SA, A Shares (IT Services)	51

9,634	Banco Bilbao Vizcaya Argentaria SA (Banks)	54

8,376	Banco de Sabadell SA (Banks)	10

23,982	Banco Santander SA (Banks) (a)	100

1,554	Bankia SA (Banks) (a)	3

996	Bankinter SA (Banks)	7

5,078	CaixaBank SA (Banks)	16

72	Cellnex Telecom SA (Diversified Telecommunication Services) (b)	3

275	Cellnex Telecom SA (Diversified Telecommunication Services) (a)	12

1,358	Corporacion Mapfre (Insurance)	4

335	Enagas (Oil, Gas & Consumable Fuels) (a)	9

450	Endesa (Electric Utilities)	12

10	Ferrovial SA (Construction & Engineering) (b)	—

688	Ferrovial SA (Construction & Engineering)	22

437	Gas Natural SDG SA (Gas Utilities)	11

422	Grifols SA (Biotechnology)	15

8,640	Iberdrola SA (Electric Utilities)	89

1,577	Industria de Diseno Textil SA (Specialty Retail)	56

613	Red Electrica Corp. (Electric Utilities)	12

1,970	Repsol SA (Oil, Gas & Consumable Fuels)	30

355	Siemens Gamesa Renewable Energy SA (Electrical Equipment)	6

6,823	Telefonica SA (Diversified Telecommunication Services)	48

		602

	Sweden — 0.91%

447	Alfa Laval AB (Machinery)	11

1,469	Assa Abloy AB, B Shares (Building Products)	34

984	Atlas Copco AB, A Shares (Machinery)	40

551	Atlas Copco AB, B Shares (Machinery)	19

389	Boliden AB (Metals & Mining)	10

331	Electrolux AB, B Shares (Household Durables)	8

936	Epiroc AB, Class – A (Machinery)	11

600	Epiroc AB, Class – B (Machinery)	7

891	Essity AG, Class – B (Household Products)	29

1,158	Hennes & Mauritz AB, B Shares (Specialty Retail)	24

367	Hexagon AB, Class – B (Electronic Equipment, Instruments & Components)	21

526	Husqvarna AB (Household Durables)	4

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Sweden (continued)

135	ICA Gruppen AB (Food & Staples Retailing)	$6

249	Industrivarden AB, C Shares (Diversified Financial Services)	6

667	Investor AB, B Shares (Diversified Financial Services)	36

354	Kinnevik AB, B (Diversified Financial Services)	9

95	L E Lundbergforetagen AB (Diversified Financial Services)	4

282	Lundin Petroleum AB (Oil, Gas & Consumable Fuels)	10

1,657	Sandvik AB (Machinery)	32

460	Securitas AB, B Shares (Commercial Services & Supplies)	8

2,297	Skandinaviska Enskilda Banken AB, Class – A (Banks)	22

511	Skanska AB, B Shares (Construction & Engineering)	12

541	SKF AB, B Shares (Machinery)	11

2,155	Svenska Handelsbanken AB, A Shares (Banks)	23

1,279	Swedbank AB, A Shares (Banks)	19

709	Tele2 AB, B Shares (Wireless Telecommunication Services)	10

4,496	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	39

3,939	Telia Co. AB (Diversified Telecommunication Services) (a)	17

2,178	Volvo AB, B Shares (Machinery)	37

		519

	Switzerland — 2.65%

2,662	ABB Ltd., Registered Shares (Electrical Equipment)	64

224	Adecco SA, Registered Shares (Professional Services)	14

608	Alcon, Inc. (Health Care Equipment & Supplies) (b)	34

69	Baloise Holding AG, Registered Shares (Insurance)	12

4	Barry Callebaut AG (Food Products)	9

2	Chocoladefabriken Lindt & Sprungil AG (Food Products)	16

659	Chubb Ltd. (Insurance)	103

307	Clariant AG (Chemicals)	7

284	Coca-Cola HBC AG (Beverages)	10

762	Compagnie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	60

3,735	Credit Suisse Group AG (Capital Markets)	51

54	Dufry AG (Specialty Retail)	5

12	EMS-Chemie Holding AG, Registered Shares (Chemicals)	8

188	Garmin Ltd. (Household Durables)	18

55	Geberit AG (Building Products)	31

13	Givaudan SA (Chemicals)	41

317	Julius Baer Group Ltd. (Capital Markets)	16

77	Kuehne & Nagel International Ltd. (Marine)	13

711	LafargeHolcim Ltd., Registered Shares (Construction Materials) (a)	39

4,268	Nestle SA (Food Products)	462

Shares	Security Description	Value (000)

	Switzerland (continued)

48	Pargesa Holding SA (Diversified Financial Services)	$4

26	Partners Group Holding AG (Capital Markets)	24

58	Schindler Holding AG (Machinery)	14

31	Schindler Holding AG (Machinery)	8

8	SGS SA, Registered Shares (Professional Services)	22

187	Sika AG, Registered Shares (Chemicals)	35

79	Sonova Holding AG, Registered Shares (Health Care Equipment & Supplies) (a)	18

15	Straumann Holding AG (Health Care Equipment & Supplies)	15

48	Swiss Life Holding AG (Insurance)	24

108	Swiss Prime Site AG (Real Estate Management & Development)	12

423	Swiss Re AG (Insurance)	48

39	Swisscom AG (Diversified Telecommunication Services)	21

500	TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	48

91	Temenos AG (Software)	14

71	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	4

41	The Swatch Group AG, B Shares (Textiles, Apparel & Luxury Goods)	11

5,533	UBS Group AG (Capital Markets)	70

65	Vifor Pharma AG (Pharmaceuticals)	12

214	Zurich Financial Services AG (Insurance)	88

		1,505

	United Arab Emirates — 0.01%

118	NMC Health PLC (Health Care Providers & Services) (a)	3

	United Kingdom — 5.54%

1,422	3i Group PLC (Capital Markets)	21

278	Admiral Group PLC (Insurance)	9

2,287	Amcor PLC (Containers & Packaging)	25

1,488	Anglo American PLC (Metals & Mining)	43

585	Antofagasta PLC (Metals & Mining)	7

341	Aon PLC (Insurance)	71

367	Aptiv PLC (Auto Components)	35

667	Ashtead Group PLC (Trading Companies & Distributors)	21

504	Associated British Foods PLC (Food Products)	17

1,329	Auto Trader Group PLC (Interactive Media & Services) (a)	10

84	Aveva Group PLC (Software)	5

5,748	Aviva PLC (Insurance)	32

24,906	Barclays PLC (Banks)	59

1,516	Barratt Developments PLC (Household Durables)	15

185	Berkeley Group Holdings PLC (Household Durables)	12

29,228	BP PLC (Oil, Gas & Consumable Fuels)	182

1,290	British Land Co. PLC (Equity Real Estate Investment Trusts)	11

12,371	BT Group PLC (Diversified Telecommunication Services)	32

477	Bunzl PLC (Trading Companies & Distributors)	13

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	United Kingdom (continued)

582	Burberry Group PLC (Textiles, Apparel & Luxury Goods) (a)	$17

200	Capri Holdings Ltd. (Textiles, Apparel & Luxury Goods) (b)	8

234	Carnival PLC (Hotels, Restaurants & Leisure)	11

8,104	Centrica PLC (Multi-Utilities) (a)	10

335	Coca-Cola European Partners PLC (Beverages)	17

2,313	Compass Group PLC (Hotels, Restaurants & Leisure)	58

182	Croda International PLC (Chemicals)	12

3,412	Diageo PLC (Beverages)	145

2,018	Direct Line Insurance Group PLC (Insurance)	8

254	easyJet PLC (Airlines)	5

753	Evraz PLC (Metals & Mining)	4

329	Ferguson PLC (Trading Companies & Distributors)	30

2,313	G4S PLC (Commercial Services & Supplies)	7

537	Halma PLC (Electronic Equipment, Instruments & Components)	15

404	Hargreaves Lansdown PLC (Capital Markets)	10

29,077	HSBC Holdings PLC (Banks)	227

1,768	Informa PLC (Media)	20

243	Intercontinental Hotels Group PLC (Hotels, Restaurants & Leisure)	17

228	Intertek Group PLC (Professional Services)	18

5,347	ITV PLC (Media)	11

2,611	J Sainsbury PLC (Food & Staples Retailing)	8

565	JD Sports Fashion PLC (Specialty Retail) (a)	6

274	Johnson Matthey PLC (Chemicals)	11

3,099	Kingfisher PLC (Specialty Retail)	9

1,000	Land Securities Group PLC (Equity Real Estate Investment Trusts)	13

8,752	Legal & General Group PLC (Insurance)	35

255	Liberty Global PLC, Class – A (Media) (b)	6

588	Liberty Global PLC, Class – C (Media) (b)	13

779	Linde PLC (Chemicals)	166

103,339	Lloyds Banking Group PLC (Banks)	86

456	London Stock Exchange Group PLC (Capital Markets)	47

3,588	M&G PLC (Diversified Financial Services) (b)	11

2,577	Marks & Spencer Group PLC (Multiline Retail)	7

1,145	Meggitt PLC (Aerospace & Defense)	10

6,870	Melrose Industries PLC (Electrical Equipment)	21

486	Micro Focus International PLC (Software)	7

719	Mondi PLC (Paper & Forest Products)	17

4,924	National Grid PLC (Multi-Utilities)	61

195	Next PLC (Multiline Retail)	18

647	Ocado Group PLC (Internet & Direct Marketing Retail) (a)(b)	11

1,108	Pearson PLC (Media)	9

450	Persimmon PLC (Household Durables)	16

3,690	Prudential PLC (Insurance)	71

2,803	RELX PLC (Professional Services)	70

2,619	Rentokil Initial PLC (Commercial Services & Supplies)	15

1,619	Rio Tinto PLC (Metals & Mining)	97

Shares	Security Description	Value (000)

	United Kingdom (continued)

6,805	Royal Bank of Scotland Group PLC (Banks) (a)	$22

6,135	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	181

5,380	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	160

1,457	RSA Insurance Group PLC (Insurance)	11

184	Schroders PLC (Capital Markets)	8

1,547	SEGRO PLC (Equity Real Estate Investment Trusts) (a)	18

233	Sensata Technologies Holding PLC (Electrical Equipment) (b)	13

347	Severn Trent PLC (Water Utilities)	12

1,285	Smith & Nephew PLC (Health Care Equipment & Supplies)	31

561	Smiths Group PLC (Industrial Conglomerates)	13

104	Spirax-Sarco Engineering PLC (Machinery)	12

1,521	SSE PLC (Electric Utilities)	29

752	St. James Place PLC (Capital Markets)	12

3,911	Standard Chartered PLC (Banks)	37

3,528	Standard Life Aberdeen PLC (Diversified Financial Services)	16

4,931	Taylor Wimpey PLC (Household Durables)	13

605	TechnipFMC PLC (Energy Equipment & Services)	13

14,320	Tesco PLC (Food & Staples Retailing)	49

1,536	The Sage Group PLC (Software)	15

383	The Weir Group PLC (Machinery) (a)	8

2,092	Unilever N.V. (Personal Products)	120

1,584	Unilever PLC (Personal Products)	91

996	United Utilities Group PLC (Water Utilities)	12

38,374	Vodafone Group PLC (Wireless Telecommunication Services)	75

201	Whitbread PLC (Hotels, Restaurants & Leisure)	13

3,471	William Morrison Supermarkets PLC (Food & Staples Retailing)	9

189	Willis Towers Watson PLC (Insurance)	38

		3,142

	United States — 60.81%

826	3M Co. (Industrial Conglomerates)	146

202	A.O. Smith Corp. (Building Products)	10

2,531	Abbott Laboratories (Health Care Equipment & Supplies)	221

63	Abiomed, Inc. (Health Care Equipment & Supplies) (b)	11

914	Accenture PLC, Class – A (IT Services)	192

1,106	Activision Blizzard, Inc. (Entertainment)	66

59	Acuity Brands, Inc. (Electrical Equipment)	8

696	Adobe, Inc. (Software) (b)	229

102	Advance Auto Parts, Inc. (Specialty Retail)	16

1,487	Advanced Micro Devices, Inc. (Semiconductors & Semiconductor Equipment) (b)	68

1,076	Aflac, Inc. (Insurance)	57

456	Agilent Technologies, Inc. (Life Sciences Tools & Services)	39

760	AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	13

313	Air Products & Chemicals, Inc. (Chemicals)	74

231	Akamai Technologies, Inc. (IT Services) (b)	20

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	United States (continued)

150	Albemarle Corp. (Chemicals)	$11

166	Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	27

329	Alexion Pharmaceuticals, Inc. (Biotechnology) (b)	36

107	Align Technology, Inc. (Health Care Equipment & Supplies) (b)	30

21	Alleghany Corp. (Insurance) (b)	17

68	Alliance Data Systems Corp. (IT Services)	8

334	Alliant Energy Corp. (Electric Utilities)	18

481	Allstate Corp. (Insurance)	54

569	Ally Financial, Inc. (Consumer Finance)	17

154	Alnylam Pharmaceuticals, Inc. (Biotechnology) (b)	18

429	Alphabet, Inc., Class – A (Interactive Media & Services) (b)	575

448	Alphabet, Inc., Class – C (Interactive Media & Services) (b)	599

225	Altice USA, Inc. (Media) (b)	6

603	Amazon.com, Inc. (Internet & Direct Marketing Retail) (b)	1,114

14	AMERCO, Inc. (Road & Rail)	5

361	Ameren Corp. (Multi-Utilities)	28

142	American Airlines Group, Inc. (Airlines)	4

712	American Electric Power, Inc. (Electric Utilities)	67

1,017	American Express Co. (Consumer Finance)	127

107	American Financial Group, Inc. (Insurance)	12

1,254	American International Group, Inc. (Insurance)	63

634	American Tower Corp. (Equity Real Estate Investment Trusts)	147

265	American Water Works Co., Inc. (Water Utilities)	33

191	Ameriprise Financial, Inc. (Capital Markets)	32

223	AmerisourceBergen Corp. (Health Care Providers & Services)	19

334	AMETEK, Inc. (Electrical Equipment)	33

432	Amphenol Corp., Class – A (Electronic Equipment, Instruments & Components)	46

524	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	62

2,142	Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	21

124	ANSYS, Inc. (Software) (b)	32

368	Anthem, Inc. (Health Care Providers & Services)	111

530	Apache Corp. (Oil, Gas & Consumable Fuels)	14

6,480	Apple, Inc. (Technology Hardware, Storage & Peripherals)	1,902

1,325	Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	81

278	Aqua America, Inc. (Water Utilities)	13

349	Aramark (Hotels, Restaurants & Leisure)	15

821	Archer-Daniels-Midland Co. (Food Products)	38

589	Arconic, Inc. (Aerospace & Defense)	18

80	Arista Networks, Inc. (Communications Equipment) (b)	16

125	Arrow Electronics, Inc. (Electronic Equipment, Instruments & Components) (b)	11

273	Arthur J. Gallagher & Co. (Insurance)	26

88	Assurant, Inc. (Insurance)	12

Shares	Security Description	Value (000)

	United States (continued)

10,483	AT&T, Inc. (Diversified Telecommunication Services)	$409

165	Atmos Energy Corp. (Gas Utilities)	19

319	Autodesk, Inc. (Software) (b)	59

122	Autoliv, Inc. (Auto Components)	10

623	Automatic Data Processing, Inc. (IT Services)	106

35	AutoZone, Inc. (Specialty Retail) (b)	42

201	AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	42

119	Avery Dennison Corp. (Containers & Packaging)	16

585	AXA Equitable Holdings, Inc. (Diversified Financial Services)	14

300	Axalta Coating Systems Ltd. (Chemicals) (b)	9

915	Baker Hughes, Inc. (Energy Equipment & Services)	23

466	Ball Corp. (Containers & Packaging)	29

12,680	Bank of America Corp. (Banks)	446

1,220	Bank of New York Mellon Corp. (Capital Markets)	61

699	Baxter International, Inc. (Health Care Equipment & Supplies)	58

388	Becton, Dickinson & Co. (Health Care Equipment & Supplies)	106

1,885	Berkshire Hathaway, Inc., Class – B (Diversified Financial Services) (b)	427

344	Best Buy Co., Inc. (Specialty Retail)	30

251	BioMarin Pharmaceutical, Inc. (Biotechnology) (b)	21

29	Bio-Rad Laboratories, Inc., Class – A (Life Sciences Tools & Services) (b)	11

193	Black Knight, Inc. (IT Services) (b)	12

167	BlackRock, Inc., Class – A (Capital Markets)	84

61	Booking Holdings, Inc. (Internet & Direct Marketing Retail) (b)	125

181	Booz Allen Hamilton Holding Corp. (IT Services)	13

294	BorgWarner, Inc. (Auto Components)	13

227	Boston Properties, Inc. (Equity Real Estate Investment Trusts)	31

1,977	Boston Scientific Corp. (Health Care Equipment & Supplies) (b)	89

567	Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	179

163	Broadridge Financial Solutions, Inc. (IT Services)	20

309	Brown & Brown, Inc. (Insurance)	12

452	Brown-Forman Corp., Class – B (Beverages)	31

96	Burlington Stores, Inc. (Specialty Retail) (b)	22

194	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	15

600	Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	10

413	Cadence Design Systems, Inc. (Software) (b)	29

137	Camden Property Trust (Equity Real Estate Investment Trusts)	15

235	Campbell Soup Co. (Food Products)	12

666	Capital One Financial Corp. (Consumer Finance)	69

434	Cardinal Health, Inc. (Health Care Providers & Services)	22

240	CarMax, Inc. (Specialty Retail) (b)	21

806	Caterpillar, Inc. (Machinery)	119

158	CBOE Global Markets, Inc. (Capital Markets)	19

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	United States (continued)

456	CBRE Group, Inc., Class – A (Real Estate Management & Development) (b)	$28

178	CDK Global, Inc. (Software)	10

207	CDW Corporation of Delaware (Electronic Equipment, Instruments & Components)	29

181	Celanese Corp., Series A (Chemicals)	22

606	Centene Corp. (Health Care Providers & Services) (b)	38

707	CenterPoint Energy, Inc. (Multi-Utilities)	19

1,375	CenturyLink, Inc. (Diversified Telecommunication Services)	18

464	Cerner Corp. (Health Care Technology)	34

316	CF Industries Holdings, Inc. (Chemicals)	15

222	Charter Communications, Inc., Class – A (Media) (b)	107

327	Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels) (b)	20

2,720	Chevron Corp. (Oil, Gas & Consumable Fuels)	328

37	Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure) (b)	31

546	Cigna Corp. (Health Care Providers & Services)	112

228	Cincinnati Financial Corp. (Insurance)	24

125	Cintas Corp. (Commercial Services & Supplies)	34

6,147	Cisco Systems, Inc. (Communications Equipment)	295

3,239	Citigroup, Inc. (Banks)	259

650	Citizens Financial Group, Inc. (Banks)	26

186	Citrix Systems, Inc. (Software)	21

513	CME Group, Inc. (Capital Markets)	103

417	CMS Energy Corp. (Multi-Utilities)	26

243	Cognex Corp. (Electronic Equipment, Instruments & Components)	14

792	Cognizant Technology Solutions Corp. (IT Services)	49

1,174	Colgate-Palmolive Co. (Household Products)	81

6,503	Comcast Corp., Class – A (Media)	291

225	Comerica, Inc. (Banks)	16

686	ConAgra Foods, Inc. (Food Products)	23

282	Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	25

1,592	ConocoPhillips (Oil, Gas & Consumable Fuels)	104

474	Consolidated Edison, Inc. (Multi-Utilities)	43

242	Constellation Brands, Inc., Class – A (Beverages)	46

140	Continental Resources, Inc. (Oil, Gas & Consumable Fuels)	5

304	Copart, Inc. (Commercial Services & Supplies) (b)	28

1,103	Corteva, Inc. (Chemicals)	33

51	CoStar Group, Inc. (Professional Services) (b)	31

631	Costco Wholesale Corp. (Food & Staples Retailing)	185

378	Coty, Inc., Class – A (Personal Products)	4

599	Crown Castle International Corp. (Equity Real Estate Investment Trusts)	86

192	Crown Holdings, Inc. (Containers & Packaging) (b)	14

1,088	CSX Corp. (Road & Rail)	79

219	Cummins, Inc. (Machinery)	39

1,861	CVS Health Corp. (Health Care Providers & Services)	138

Shares	Security Description	Value (000)

	United States (continued)

501	D.R. Horton, Inc. (Household Durables)	$26

174	Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	19

138	DaVita, Inc. (Health Care Providers & Services) (b)	10

434	Deere & Co. (Machinery)	75

220	Dell Technologies, Inc. (Technology Hardware, Storage & Peripherals) (b)	11

244	Delta Air Lines, Inc. (Airlines)	14

322	Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	18

619	Devon Energy Corp. (Oil, Gas & Consumable Fuels)	16

134	Dexcom, Inc. (Health Care Equipment & Supplies) (b)	29

220	Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	20

302	Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	36

463	Discover Financial Services (Consumer Finance)	39

231	Discovery, Inc., Class – A (Media) (b)	8

509	Discovery, Inc., Class – C (Media) (b)	16

381	Dish Network Corp. (Media) (b)	14

150	DocuSign, Inc. (Software) (b)	11

372	Dollar General Corp. (Multiline Retail)	58

347	Dollar Tree, Inc. (Multiline Retail) (b)	33

1,175	Dominion Energy, Inc. (Multi-Utilities)	96

55	Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	16

215	Dover Corp. (Machinery)	25

1,082	Dow, Inc. (Chemicals)	59

281	Dropbox, Inc. (Software) (b)	5

269	DTE Energy Co. (Multi-Utilities)	35

1,042	Duke Energy Corp. (Electric Utilities)	95

508	Duke Realty Corp. (Equity Real Estate Investment Trusts)	18

1,083	DuPont de Nemours, Inc. (Chemicals)	70

378	DXC Technology Co. (IT Services)	14

348	E*Trade Financial Corp. (Capital Markets)	16

206	East West Bancorp, Inc. (Banks)	10

198	Eastman Chemical Co. (Chemicals)	16

170	Eaton Vance Corp. (Capital Markets)	8

1,144	eBay, Inc. (Internet & Direct Marketing Retail)	41

374	Ecolab, Inc. (Chemicals)	72

513	Edison International (Electric Utilities)	39

296	Edwards Lifesciences Corp. (Health Care Equipment & Supplies) (b)	69

500	Elanco Animal Health, Inc. (Pharmaceuticals) (b)	15

422	Electronic Arts, Inc. (Entertainment) (b)	45

871	Emerson Electric Co. (Electrical Equipment)	67

278	Entergy Corp. (Electric Utilities)	33

822	EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	69

77	EPAM Systems, Inc. (IT Services) (b)	16

170	Equifax, Inc. (Professional Services)	24

122	Equinix, Inc. (Equity Real Estate Investment Trusts)	71

242	Equity Lifestyle Properties, Inc. (Equity Real Estate Investment Trusts)	17

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	United States (continued)

541	Equity Residential (Equity Real Estate Investment Trusts)	$44

37	Erie Indemnity Co., Class – A (Insurance)	6

96	Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	29

338	Evergy, Inc. (Electric Utilities)	22

465	Eversource Energy (Electric Utilities)	40

207	Exact Sciences Corp. (Biotechnology) (b)	19

1,375	Exelon Corp. (Electric Utilities)	63

204	Expedia Group, Inc. (Internet & Direct Marketing Retail)	22

243	Expeditors International of Washington, Inc. (Air Freight & Logistics)	19

180	Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	19

6,078	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	423

84	F5 Networks, Inc. (Communications Equipment) (b)	12

3,452	Facebook, Inc., Class – A (Interactive Media & Services) (b)	708

54	FactSet Research Systems, Inc. (Capital Markets)	14

840	Fastenal Co. (Trading Companies & Distributors)	31

105	Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	14

357	FedEx Corp. (Air Freight & Logistics)	54

879	Fidelity National Information Services, Inc. (IT Services)	122

1,069	Fifth Third Bancorp (Banks)	33

247	First Republic Bank (Banks)	29

778	FirstEnergy Corp. (Electric Utilities)	38

827	Fiserv, Inc. (IT Services) (b)	96

123	FleetCor Technologies, Inc. (IT Services) (b)	35

198	Flowserve Corp. (Machinery)	10

188	FMC Corp. (Chemicals)	19

389	FNF Group (Insurance)	18

5,724	Ford Motor Co. (Automobiles)	53

215	Fortinet, Inc. (Software) (b)	23

442	Fortive Corp. (Machinery)	34

199	Fortune Brands Home & Security, Inc. (Building Products)	13

497	Fox Corp., Class – A (Media)	18

246	Fox Corp., Class – B (Media)	9

461	Franklin Resources, Inc. (Capital Markets)	12

2,043	Freeport-McMoRan, Inc. (Metals & Mining)	27

295	Gap, Inc. (Specialty Retail)	5

127	Gartner Group, Inc. (IT Services) (b)	20

866	General Mills, Inc. (Food Products)	46

1,810	General Motors Co. (Automobiles)	66

206	Genuine Parts Co. (Distributors)	22

426	Global Payments, Inc. (IT Services)	78

150	Globe Life, Inc. (Insurance)	16

245	GoDaddy, Inc., Class – A (IT Services) (b)	17

464	Goldman Sachs Group, Inc. (Capital Markets)	107

129	GrubHub, Inc. (Internet & Direct Marketing Retail) (b)	6

106	Guidewire Software, Inc. (Software) (b)	12

Shares	Security Description	Value (000)

	United States (continued)

1,286	Halliburton Co. (Energy Equipment & Services)	$31

530	Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	8

231	Harley-Davidson, Inc. (Automobiles)	9

531	Hartford Financial Services Group, Inc. (Insurance)	32

183	Hasbro, Inc. (Leisure Products)	19

392	HCA Holdings, Inc. (Health Care Providers & Services)	58

253	HD Supply Holdings, Inc. (Trading Companies & Distributors) (b)	10

674	Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	23

63	HEICO Corp. (Aerospace & Defense)	7

107	HEICO Corp., Class – A (Aerospace & Defense)	10

221	Henry Schein, Inc. (Health Care Providers & Services) (b)	15

218	Hershey Co. (Food Products)	32

402	Hess Corp. (Oil, Gas & Consumable Fuels)	27

1,873	Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	30

390	Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	43

231	HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	12

378	Hologic, Inc. (Health Care Equipment & Supplies) (b)	20

415	Hormel Foods Corp. (Food Products)	19

1,046	Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	19

2,157	HP, Inc. (Technology Hardware, Storage & Peripherals)	44

195	Humana, Inc. (Health Care Providers & Services)	71

123	Hunt (JB) Transportation Services, Inc. (Road & Rail)	14

1,477	Huntington Bancshares, Inc. (Banks)	22

107	IDEX Corp. (Machinery)	18

126	IDEXX Laboratories, Inc. (Health Care Equipment & Supplies) (b)	33

469	Illinois Tool Works, Inc. (Machinery)	84

208	Illumina, Inc. (Life Sciences Tools & Services) (b)	69

257	Incyte Corp. (Biotechnology) (b)	22

98	Ingredion, Inc. (Food Products)	9

89	Insulet Corp. (Health Care Equipment & Supplies) (b)	15

6,350	Intel Corp. (Semiconductors & Semiconductor Equipment)	379

116	InterActive Corp. (Interactive Media & Services) (b)	29

812	Intercontinental Exchange, Inc. (Capital Markets)	75

1,271	International Business Machines Corp. (IT Services)	170

143	International Flavors & Fragrances, Inc. (Chemicals)	18

536	International Paper Co. (Containers & Packaging)	25

373	Intuit, Inc. (Software)	98

165	Intuitive Surgical, Inc. (Health Care Equipment & Supplies) (b)	98

763	Invitation Homes, Inc. (Equity Real Estate Investment Trusts)	23

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	United States (continued)

186	Ionis Pharmaceuticals, Inc. (Biotechnology) (b)	$11

53	IPG Photonics Corp. (Electronic Equipment, Instruments & Components) (b)	8

246	IQVIA Holdings, Inc. (Life Sciences Tools & Services) (b)	38

406	Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	13

109	Jack Henry & Associates, Inc. (IT Services)	16

198	Jacobs Engineering Group, Inc. (Construction & Engineering)	18

85	Jazz Pharmaceuticals PLC (Pharmaceuticals) (b)	13

378	Jefferies Financial Group, Inc. (Diversified Financial Services)	8

1,163	Johnson Controls International PLC (Building Products)	47

73	Jones Lang LaSalle, Inc. (Real Estate Management & Development)	13

4,584	JPMorgan Chase & Co. (Banks)	638

493	Juniper Networks, Inc. (Communications Equipment)	12

143	Kansas City Southern (Road & Rail)	22

371	Kellogg Co. (Food Products)	26

1,482	KeyCorp (Banks)	30

277	Keysight Technologies, Inc. (Electronic Equipment, Instruments & Components) (b)	28

496	Kimberly-Clark Corp. (Household Products)	68

598	Kimco Realty Corp. (Equity Real Estate Investment Trusts)	12

2,884	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	61

687	KKR & Co., Inc., Class – A (Capital Markets)	20

231	KLA Corp. (Semiconductors & Semiconductor Equipment)	41

193	Knight-Swift Transportation Holdings, Inc. (Road & Rail)	7

243	Kohl’s Corp. (Multiline Retail)	12

139	Laboratory Corporation of America Holdings (Health Care Providers & Services) (b)	24

207	Lam Research Corp. (Semiconductors & Semiconductor Equipment)	61

207	Lamb Weston Holding, Inc. (Food Products)	18

510	Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	35

84	Lear Corp. (Auto Components)	12

193	Leggett & Platt, Inc. (Household Durables)	10

405	Lennar Corp., Class – A (Household Durables)	23

50	Lennox International, Inc. (Building Products)	12

151	Liberty Broadband, Class – C (Media) (b)	19

288	Liberty Media Corp. – Liberty Formula One, Class – C (Entertainment) (b)	13

240	Liberty Media Corp. – Liberty SiriusXM, Class – C (Media) (b)	12

136	Liberty Media Corp.-Liberty SiriusXM, Class – A (Media) (b)	7

233	Liberty Property Trust (Equity Real Estate Investment Trusts)	14

289	Lincoln National Corp. (Insurance)	17

209	Live Nation Entertainment, Inc. (Entertainment) (b)	15

Shares	Security Description	Value (000)

	United States (continued)

448	LKQ Corp. (Distributors) (b)	$16

395	Loews Corp. (Insurance)	21

1,113	Lowe’s Cos., Inc. (Specialty Retail)	133

186	M&T Bank Corp. (Banks)	32

89	ManpowerGroup, Inc. (Professional Services)	9

1,217	Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	17

956	Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	58

20	Markel Corp. (Insurance) (b)	23

53	MarketAxess Holdings, Inc. (Capital Markets)	20

401	Marriott International, Inc., Class – A (Hotels, Restaurants & Leisure)	61

725	Marsh & McLennan Cos., Inc. (Insurance)	80

89	Martin Marietta Materials, Inc. (Construction Materials)	25

416	Masco Corp. (Building Products)	20

1,294	MasterCard, Inc., Class – A (IT Services)	386

73	Match Group, Inc. (Interactive Media & Services)^ (b)	6

385	Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	24

173	McCormick & Company, Inc. (Food Products)	29

1,088	McDonald’s Corp. (Hotels, Restaurants & Leisure)	215

265	McKesson Corp. (Health Care Providers & Services)	37

658	Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	14

64	MercadoLibre, Inc. (Internet & Direct Marketing Retail) (b)	37

1,142	MetLife, Inc. (Insurance)	58

35	Mettler-Toledo International, Inc. (Life Sciences Tools & Services) (b)	28

719	MGM Resorts International (Hotels, Restaurants & Leisure)	24

349	Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	37

1,595	Micron Technology, Inc. (Semiconductors & Semiconductor Equipment) (b)	86

10,414	Microsoft Corp. (Software)	1,641

161	Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	21

87	Mohawk Industries, Inc. (Household Durables) (b)	12

268	Molson Coors Beverage Co., Class – B (Beverages)	14

2,063	Mondelez International, Inc., Class – A (Food Products)	114

58	MongoDB, Inc. (IT Services) (b)	8

598	Monster Beverage Corp. (Beverages) (b)	38

243	Moody’s Corp. (Capital Markets)	58

1,777	Morgan Stanley (Capital Markets)	91

239	Motorola Solutions, Inc. (Communications Equipment)	39

125	MSCI, Inc. Common (Capital Markets)	32

163	Nasdaq, Inc. (Capital Markets)	17

544	National Oilwell Varco, Inc. (Energy Equipment & Services)	14

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	United States (continued)

229	National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	$12

348	NetApp, Inc. (Technology Hardware, Storage & Peripherals)	22

627	Netflix, Inc. (Entertainment) (b)	203

113	Neurocrine Biosciences, Inc. (Biotechnology) (b)	12

1,186	Newmont Corp. (Metals & Mining)	51

568	News Corp., Inc., Class – A (Media)	8

687	NextEra Energy, Inc. (Electric Utilities)	166

505	Nielsen Holdings PLC (Professional Services)	10

1,802	NIKE, Inc., Class – B (Textiles, Apparel & Luxury Goods)	183

526	NiSource, Inc. (Multi-Utilities)	15

684	Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	17

168	Nordstrom, Inc. (Multiline Retail)	7

377	Norfolk Southern Corp. (Road & Rail)	73

293	Northern Trust Corp. (Capital Markets)	31

903	Nortonlifelock, Inc. (Software)	23

307	Norwegian Cruise Line Holdings Ltd. (Hotels, Restaurants & Leisure) (b)	18

364	NRG Energy, Inc., Class – C (Independent Power and Renewable Electricity Producers)	14

431	Nucor Corp. (Metals & Mining)	24

830	NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	195

5	NVR, Inc. (Household Durables) (b)	19

1,291	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	53

283	OGE Energy Corp. (Electric Utilities)	13

154	Okta, Inc. (IT Services) (b)	18

92	Old Dominion Freight Line, Inc. (Road & Rail)	17

282	OMEGA Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	12

316	Omnicom Group, Inc. (Media)	26

581	ON Semiconductor Corp. (Semiconductors & Semiconductor Equipment) (b)	14

603	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	46

3,349	Oracle Corp. (Software)	176

110	O’Reilly Automotive, Inc. (Specialty Retail) (b)	48

156	Owens Corning, Inc. (Building Products)	10

507	PACCAR, Inc. (Machinery)	40

134	Packaging Corporation of America (Containers & Packaging)	15

139	Palo Alto Networks, Inc. (Communications Equipment) (b)	32

188	Parker Hannifin Corp. (Machinery)	39

473	Paychex, Inc. (IT Services)	40

71	PAYCOM Software, Inc. (Software) (b)	19

1,600	PayPal Holdings, Inc. (IT Services) (b)	173

665	People’s United Financial, Inc. (Banks)	11

2,003	PepsiCo, Inc. (Beverages)	274

643	Phillips 66 (Oil, Gas & Consumable Fuels)	72

158	Pinnacle West Capital Corp. (Electric Utilities)	14

200	Pinterest, Inc. (Interactive Media & Services) (b)	4

247	Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	37

638	PNC Financial Services Group, Inc. (Banks)	102

Shares	Security Description	Value (000)

	United States (continued)

85	Polaris Inc. (Leisure Products)	$9

345	PPG Industries, Inc. (Chemicals)	46

1,057	PPL Corp. (Electric Utilities)	38

392	Principal Financial Group, Inc. (Insurance)	22

908	Prologis, Inc. (Equity Real Estate Investment Trusts)	81

587	Prudential Financial, Inc. (Insurance)	55

159	PTC, Inc. (Software) (b)	12

739	Public Service Enterprise Group, Inc. (Multi-Utilities)	44

227	Public Storage (Equity Real Estate Investment Trusts)	48

373	PulteGroup, Inc. (Household Durables)	14

107	PVH Corp. (Textiles, Apparel & Luxury Goods)	11

174	Qorvo, Inc. (Semiconductors & Semiconductor Equipment) (b)	20

1,742	Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	154

189	Quest Diagnostics, Inc. (Health Care Providers & Services)	20

77	Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	9

180	Raymond James Financial, Inc. (Capital Markets)	16

464	Realty Income Corp. (Equity Real Estate Investment Trusts)	34

237	Regency Centers Corp. (Equity Real Estate Investment Trusts)	15

1,436	Regions Financial Corp. (Banks)	25

89	Reinsurance Group of America (Insurance)	15

330	Republic Services, Inc., Class – A (Commercial Services & Supplies)	30

211	ResMed, Inc. (Health Care Equipment & Supplies)	33

93	RingCentral, Inc., Class – A (Software) (b)	16

174	Robert Half International, Inc. (Professional Services)	11

169	Rockwell Automation, Inc. (Electrical Equipment)	34

119	Roku, Inc. (Household Durables) (b)	16

217	Rollins, Inc. (Commercial Services & Supplies)	7

147	Roper Industries, Inc. (Industrial Conglomerates)	52

531	Ross Stores, Inc. (Specialty Retail)	62

167	RPM International, Inc. (Chemicals)	13

354	S&P Global, Inc. (Capital Markets)	97

403	Sabre Corp. (IT Services)	9

1,193	Salesforce.com, Inc. (Software) (b)	193

112	Sarepta Therapeutics, Inc. (Biotechnology) (b)	14

166	SBA Communications Corp. (Equity Real Estate Investment Trusts)	40

1,965	Schlumberger Ltd. (Energy Equipment & Services)	80

363	Seagate Technology Holdings, Inc. (Technology Hardware, Storage & Peripherals)	22

221	Sealed Air Corp. (Containers & Packaging)	9

160	Seattle Genetics, Inc. (Biotechnology) (b)	18

185	SEI Investments Co. (Capital Markets)	12

388	Sempra Energy (Multi-Utilities)	59

266	ServiceNow, Inc. (Software) (b)	75

80	Signature Bank (Banks)	11

445	Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	66

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	United States (continued)

2,349	Sirius XM Holdings, Inc. (Media)	$17

246	Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	30

119	SL Green Realty Corp. (Equity Real Estate Investment Trusts)	11

962	Snap, Inc., Class – A (Interactive Media & Services) (b)	16

79	Snap-on, Inc. (Machinery)	13

204	Southwest Airlines Co. (Airlines)	11

150	Spirit Aerosystems Holdings, Inc., Class – A (Aerospace & Defense)	11

220	Splunk, Inc. (Software) (b)	33

1,198	Sprint Nextel Corp. (Wireless Telecommunication Services) (b)	6

490	Square, Inc., Class – A (IT Services) (b)	31

319	SS&C Technologies Holdings, Inc. (Software)	20

222	Stanley Black & Decker, Inc. (Machinery)	37

1,716	Starbucks Corp. (Hotels, Restaurants & Leisure)	151

542	State Street Corp. (Capital Markets)	43

318	Steel Dynamics, Inc. (Metals & Mining)	11

482	Stryker Corp. (Health Care Equipment & Supplies)	101

133	Sun Communities, Inc. (Equity Real Estate Investment Trusts)	20

75	SVB Financial Group (Banks) (b)	19

857	Synchrony Financial (Consumer Finance)	31

220	Synopsys, Inc. (Software) (b)	31

705	Sysco Corp. (Food & Staples Retailing)	60

338	T. Rowe Price Group, Inc. (Capital Markets)	41

160	Take-Two Interactive Software, Inc. (Entertainment) (b)	20

411	Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	11

325	Targa Resources Corp. (Oil, Gas & Consumable Fuels)	13

738	Target Corp. (Multiline Retail)	95

397	TD Ameritrade Holding Corp. (Capital Markets)	20

54	Teledyne Technologies, Inc. (Aerospace & Defense) (b)	19

65	Teleflex, Inc. (Health Care Equipment & Supplies)	24

220	Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	15

193	Tesla, Inc. (Automobiles) (b)	81

1,345	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	173

985	The AES Corp. (Independent Power and Renewable Electricity Producers)	20

959	The Blackstone Group, Inc. (Capital Markets)	54

1,706	The Charles Schwab Corp. (Capital Markets)	81

181	The Clorox Co. (Household Products)	28

5,820	The Coca-Cola Co. (Beverages)	322

1,569	The Home Depot, Inc. (Specialty Retail)	343

546	The Interpublic Group of Cos., Inc. (Media)	13

161	The J.M. Smucker Co. (Food Products)	17

985	The Kraft Heinz Co. (Food Products)	32

1,147	The Kroger Co. (Food & Staples Retailing)	33

79	The Middleby Corp. (Machinery) (b)	9

519	The Mosaic Co. (Chemicals)	11

827	The Progressive Corp. (Insurance)	60

Shares	Security Description	Value (000)

	United States (continued)

120	The Sherwin-Williams Co. (Chemicals)	$70

1,488	The Southern Co. (Electric Utilities)	95

1,736	The TJX Cos., Inc. (Specialty Retail)	106

379	The Travelers Cos., Inc. (Insurance)	52

2,584	The Walt Disney Co. (Entertainment)	373

1,773	The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	42

155	Tiffany & Co. (Specialty Retail)	21

500	T-Mobile USA, Inc. (Wireless Telecommunication Services) (b)	39

171	Tractor Supply Co. (Specialty Retail)	16

70	TransDigm Group, Inc. (Aerospace & Defense)	39

263	TransUnion (Professional Services)	23

356	Trimble, Inc. (Electronic Equipment, Instruments & Components) (b)	15

158	TripAdvisor, Inc. (Interactive Media & Services)	5

1,944	Truist Financial Corp. (Banks)	109

157	Twilio, Inc., Class – A (IT Services) (b)	15

1,071	Twitter, Inc. (Interactive Media & Services) (b)	34

50	Tyler Technologies, Inc. (Software) (b)	15

432	Tyson Foods, Inc., Class – A (Food Products)	39

2,146	U.S. Bancorp (Banks)	127

262	Uber Technologies, Inc. (Road & Rail) (b)	8

416	UDR, Inc. (Equity Real Estate Investment Trusts)	19

290	UGI Corp. (Gas Utilities)	13

79	Ulta Beauty, Inc. (Specialty Retail) (b)	20

277	Under Armour, Inc., Class – A (Textiles, Apparel & Luxury Goods) (b)	6

285	Under Armour, Inc., Class – C (Textiles, Apparel & Luxury Goods) (b)	5

1,015	Union Pacific Corp. (Road & Rail)	184

98	United Airlines Holdings, Inc. (Airlines) (b)	9

999	United Parcel Service, Inc., Class – B (Air Freight & Logistics)	117

113	United Rentals, Inc. (Trading Companies & Distributors) (b)	19

1,358	UnitedHealth Group, Inc. (Health Care Providers & Services)	400

118	Universal Health Services, Inc., Class – B (Health Care Providers & Services)	17

305	Unum Group (Insurance)	9

489	V.F. Corp. (Textiles, Apparel & Luxury Goods)	49

58	Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	14

603	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	56

128	Varian Medical Systems, Inc. (Health Care Equipment & Supplies) (b)	18

187	Veeva Systems, Inc. (Health Care Technology) (b)	26

525	Ventas, Inc. (Equity Real Estate Investment Trusts)	30

1,563	VEREIT, Inc. (Equity Real Estate Investment Trusts)	14

152	VeriSign, Inc. (IT Services) (b)	29

5,940	Verizon Communications, Inc. (Diversified Telecommunication Services)	365

228	Versik Analytics, Inc., Class – A (Professional Services)	33

364	Vertex Pharmaceuticals, Inc. (Biotechnology) (b)	81

764	ViacomCBS, Inc., Class – B (Media)	31

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (concluded) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	United States (continued)

595	VICI Properties, Inc. (Equity Real Estate Investment Trusts)	$15

2,476	Visa, Inc., Class – A (IT Services)	465

517	Vistra Energy Corp. (Independent Power and Renewable Electricity Producers)	12

117	VMware, Inc., Class – A (Software) (b)	18

243	Vornado Realty Trust (Equity Real Estate Investment Trusts)	16

207	Voya Financial, Inc. (Diversified Financial Services)	13

194	Vulcan Materials Co. (Construction Materials)	28

207	W.R. Berkley Corp. (Insurance)	14

69	W.W. Grainger, Inc. (Trading Companies & Distributors)	23

73	WABCO Holdings, Inc. (Machinery) (b)	10

267	Wabtec Corp. (Machinery)	21

1,101	Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	65

2,045	Wal-Mart Stores, Inc. (Food & Staples Retailing)	244

602	Waste Management, Inc. (Commercial Services & Supplies)	68

96	Waters Corp. (Life Sciences Tools & Services) (b)	22

85	Wayfair, Inc., Class – A (Internet & Direct Marketing Retail) (b)	8

461	WEC Energy Group, Inc. (Multi-Utilities)	43

74	WellCare Health Plans, Inc. (Health Care Providers & Services) (b)	24

6,002	Wells Fargo & Co. (Banks)	323

585	Welltower, Inc. (Equity Real Estate Investment Trusts)	48

95	West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	14

431	Western Digital Corp. (Technology Hardware, Storage & Peripherals)	27

617	Western Union Co. (IT Services)	17

48	Westlake Chemical Corp. (Chemicals)	3

362	WestRock Co. (Containers & Packaging)	16

1,093	Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	33

90	Whirlpool Corp. (Household Durables)	13

237	Workday, Inc., Class – A (Software) (b)	39

250	WP Carey, Inc. (Equity Real Estate Investment Trusts)	20

137	Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)	19

744	Xcel Energy, Inc. (Electric Utilities)	47

306	Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	11

372	Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	36

138	XPO Logistics, Inc. (Air Freight & Logistics) (b)	11

254	Xylem, Inc. (Machinery)	20

447	YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	45

333	Zayo Group Holdings, Inc. (Diversified Telecommunication Services) (b)	12

77	Zebra Technologies Corp., Class – A (Electronic Equipment, Instruments & Components) (b)	20

Shares	Security Description	Value (000)

	United States (continued)

185	Zillow Group, Inc., Class – C (Interactive Media & Services) (b)	$8

300	Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	45

264	Zions Bancorp (Banks)	14

689	Zoetis, Inc. (Pharmaceuticals)	91

		34,508

	Total Common Stocks	56,392

	Preferred Stocks — 0.19%

	Germany — 0.19%

70	Bayerische Motoren Werke Aktiengesellschaft – Preferred (Automobiles)	4

87	Fuchs Petrolub AG – Preferred (Chemicals)	4

262	Henkel AG & Co. KGAA – Preferred (Household Products)	27

217	Porsche Automobil Holding SE – Preferred (Automobiles)	16

268	Volkswagen AG – Preferred (Automobiles)	54

	Total Preferred Stocks	105

	Right — 0.00%

	Spain — 0.00%

1,970	Repsol SA (Oil, Gas & Consumable Fuels) (b)	1

	Total Right	1

	Investment Companies — 0.17%

48,991	Federated Treasury Obligations Fund, Institutional Shares, 2.29%^^ (c)	49

50,064	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.49% (c)	50

	Total Investment Companies	99

	Total Investments (cost $50,361) — 99.73%	56,597

	Other assets in excess of liabilities — 0.27%	154

	Net Assets — 100.00%	$56,751

Amounts designated as “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of December 31, 2019. The total value of securities on loan as of December 31, 2019, was $48 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2019.

(a)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(b)	Represents non-income producing security.

(c)	The rate disclosed is the rate in effect on December 31, 2019.

ADR — American Depositary Receipt

FDR — Fiduciary Depositary Receipt

REIT — Real Estate Investment Trust

As of December 31, 2019, 100% of the Portfolio’s net assets were managed by Mellon Investments Corporation.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks — 96.86%

	Australia — 4.43%

133,508	APA Group (Gas Utilities)	$1,040

23,603	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	558

37,838	ASX Ltd. (Capital Markets)	2,082

128,105	Aurizon Holdings Ltd. (Road & Rail)	470

78,246	AusNet Services (Electric Utilities)	93

175,526	BHP Billiton Ltd. (Metals & Mining)	4,794

136,113	BHP Group PLC (Metals & Mining)	3,203

12,896	BlueScope Steel Ltd. (Metals & Mining)	136

64,986	Brambles Ltd. (Commercial Services & Supplies)	534

15,521	Caltex Australia Ltd. (Oil, Gas & Consumable Fuels)	370

23,611	Challenger Ltd. (Diversified Financial Services)	134

6,588	CIMIC Group Ltd. (Construction & Engineering)	153

41,490	Coca-Cola Amatil Ltd. (Beverages)	322

2,374	Cochlear Ltd. (Health Care Equipment & Supplies)	374

46,566	Coles Group Ltd. (Food & Staples Retailing)	485

86,317	Commonwealth Bank of Australia (Banks)	4,839

20,070	Computershare Ltd. (IT Services)	236

18,616	CSL Ltd. (Biotechnology)	3,602

54,895	Dexus (Equity Real Estate Investment Trusts)	451

4,415	Flight Centre Travel Group Ltd. (Hotels, Restaurants & Leisure)	136

18,425	Fortescue Metals Group Ltd. (Metals & Mining)	138

67,583	Goodman Group (Equity Real Estate Investment Trusts)	634

175,876	GPT Group (Equity Real Estate Investment Trusts)	691

65,950	Incitec Pivot Ltd. (Chemicals)	147

94,916	Insurance Australia Group Ltd. (Insurance)	510

23,169	LendLease Group (Real Estate Management & Development)	286

13,280	Macquarie Group Ltd. (Capital Markets)	1,284

5,236	Magellan Financial Group Ltd. (Capital Markets)	209

113,107	Medibank Private Ltd. (Insurance)	251

161,568	Mirvac Group (Equity Real Estate Investment Trusts)	360

31,561	Newcrest Mining Ltd. (Metals & Mining)	670

15,631	Orica Ltd. (Chemicals)	241

72,333	Origin Energy Ltd. (Oil, Gas & Consumable Fuels)	429

53,993	QBE Insurance Group Ltd. (Insurance)	488

6,640	Ramsay Health Care Ltd. (Health Care Providers & Services)	338

1,845	REA Group Ltd. (Interactive Media & Services)	134

21,957	Rio Tinto Ltd. (Metals & Mining)	1,547

80,981	Santos Ltd. (Oil, Gas & Consumable Fuels)	464

13,734	Seek Ltd. (Professional Services)	217

18,497	Sonic Healthcare Ltd. (Health Care Providers & Services)	373

97,925	Stockland (Equity Real Estate Investment Trusts)	317

14,499	Suncorp Group Ltd. (Insurance)	132

45,452	Sydney Airport (Transportation Infrastructure)	276

200,983	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	639

Shares	Security Description	Value (000)

	Australia (continued)

111,354	Transurban Group (Transportation Infrastructure)	$1,165

29,559	Treasury Wine Estates Ltd. (Beverages)	337

8,756	Washington H Soul Pattinson & Co. Ltd. (Oil, Gas & Consumable Fuels)	132

64,269	Wesfarmers Ltd. (Food & Staples Retailing)	1,867

7,668	Wisetech Global Ltd. (Software)	126

51,694	Woolworths Group Ltd. (Food & Staples Retailing)	1,311

13,855	Worley Ltd. (Energy Equipment & Services)	149

		39,874

	Austria — 0.08%

8,360	OMV AG (Oil, Gas & Consumable Fuels)	470

6,079	Raiffeisen Bank International AG (Banks)	153

2,797	Verbund AG (Electric Utilities)	140

		763

	Belgium — 0.70%

7,276	Ageas (Insurance)	430

31,293	Anheuser-Busch InBev N.V. (Beverages)	2,551

2,763	Colruyt SA (Food & Staples Retailing)	144

1,781	Galapagos N.V. (Biotechnology) (a)	373

2,270	Groupe Bruxelles Lambert SA (Diversified Financial Services)	239

6,340	KBC Groep N.V. (Banks)	477

4,496	Proximus SADP (Diversified Telecommunication Services)	129

7,523	Solvay SA (Chemicals)	872

2,998	Telenet Group Holding N.V. (Media)	135

20,206	Umicore SA (Chemicals)	982

		6,332

	Brazil — 0.46%

261,812	Petroleo Brasileiro SA, ADR (Oil, Gas & Consumable Fuels)	4,173

	Canada — 7.00%

9,732	Agnico-Eagle Mines Ltd. (Metals & Mining)	599

21,339	Algonquin Power & Utilities Corp. (Multi-Utilities)	302

35,918	Alimentation Couche-Tard, Inc., Class – B (Food & Staples Retailing)	1,140

11,385	AltaGas Ltd. (Gas Utilities)	173

3,400	Atco Ltd. (Multi-Utilities)	130

26,237	Bank of Montreal (Banks)	2,034

72,975	Barrick Gold Corp. (Metals & Mining)	1,356

23,726	Blackberry Ltd. (Software) (a)	153

36,577	Brookfield Asset Management, Inc. (Capital Markets)	2,114

10,934	CAE, Inc. (Aerospace & Defense)	290

16,256	Cameco Corp. (Oil, Gas & Consumable Fuels)	144

3,400	Canadian Apartment Properties REIT (Equity Real Estate Investment Trusts)	139

20,970	Canadian Imperial Bank of Commerce (Banks)	1,745

5,384	Canadian National Railway Co. (Road & Rail)	487

48,716	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	1,576

588	Canadian Pacific Railway Ltd. (Road & Rail)	150

2,392	Canadian Tire Corp. Ltd., Class – A (Multiline Retail)	257

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Canada (continued)

5,324	Canadian Utilities Ltd., Class – A (Multi-Utilities)	$161

4,283	CCL Industries, Inc., Class – B (Containers & Packaging)	182

42,897	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	436

1,590	CGI, Inc. (IT Services) (a)	133

9,240	CI Financial Corp. (Capital Markets)	154

826	Constellation Software, Inc. (Software)	802

34,890	Dollarama, Inc. (Multiline Retail)	1,200

9,804	Emera, Inc. (Electric Utilities)	421

8,774	Empire Co. Ltd. (Food & Staples Retailing)	206

83,119	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	3,306

1,105	Fairfax Financial Holdings Ltd. (Insurance)	519

12,736	First Quantum Minerals Ltd. (Metals & Mining)	129

17,932	Fortis, Inc. (Electric Utilities)	745

7,696	Franco-Nevada Corp. (Metals & Mining)	795

78,714	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	2,327

5,246	Great-West Lifeco, Inc. (Insurance)	134

8,143	H&R Real Estate Investment Trust (Equity Real Estate Investment Trusts)	132

18,174	Husky Energy, Inc. (Oil, Gas & Consumable Fuels)	146

13,476	Hydro One Ltd. (Electric Utilities)	260

4,366	iA Financial Corp., Inc. (Insurance)	240

34,921	IGM Financial, Inc. (Capital Markets)	1,003

5,218	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	138

5,716	Intact Financial Corp. (Insurance)	618

16,999	Inter Pipeline Ltd. (Oil, Gas & Consumable Fuels)	295

5,264	Keyera Corp. (Oil, Gas & Consumable Fuels)	138

8,200	Kirkland Lake Gold Ltd. (Metals & Mining)	361

7,519	Loblaw Companies Ltd. (Food & Staples Retailing)	388

2,414	Magna International, Inc. (Auto Components)	132

173,117	Manulife Financial Corp. (Insurance)	3,514

3,578	Methanex Corp. (Chemicals)	138

24,108	Metro, Inc. (Food & Staples Retailing)	995

13,783	National Bank of Canada (Banks)	765

23,527	Nutrien Ltd. (Chemicals)	1,127

24,604	Onex Corp. (Diversified Financial Services)	1,557

3,067	Open Text Corp. (Software)	135

6,048	Parkland Fuel Corp. (Oil, Gas & Consumable Fuels)	222

3,677	Pembina Pipelines Corp. (Oil, Gas & Consumable Fuels)	136

12,375	Power Corp. of Canada (Insurance)	319

5,270	Power Financial Corp. (Insurance)	142

17,642	PrairieSky Royalty Ltd. (Oil, Gas & Consumable Fuels)	207

7,339	Quebecor, Inc. (Media)	187

12,264	Restaurant Brands International, Inc. (Hotels, Restaurants & Leisure)	782

6,387	RioCan Real Estate Investment Trust (Equity Real Estate Investment Trusts)	132

58,893	Royal Bank of Canada (Banks)	4,661

Shares	Security Description	Value (000)

	Canada (continued)

9,636	Saputo, Inc. (Food Products)	$298

6,456	Shaw Communications, Inc., Class – B (Media)	131

4,120	Shopify, Inc. (IT Services) (a)	1,638

72,043	SmartCentres Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,731

2,936	Sun Life Financial, Inc. (Insurance)	134

63,971	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	2,098

17,073	TC Energy Corp. (Oil, Gas & Consumable Fuels)	909

50,124	The Bank of Nova Scotia (Banks)	2,832

9,453	The Stars Group, Inc. (Hotels, Restaurants & Leisure) (a)	247

74,715	The Toronto-Dominion Bank (Banks)	4,191

8,233	Thomson Reuters Corp. (Professional Services)	589

24,500	TMX Group Ltd. (Capital Markets)	2,122

3,179	West Fraser Timber Co. Ltd. (Paper & Forest Products)	140

23,149	Weston (George) Ltd. (Food & Staples Retailing)	1,837

19,012	Wheaton Precious Metals Corp. (Metals & Mining)	566

3,556	WSP Global, Inc. (Construction & Engineering)	243

		63,015

	China — 0.73%

11,418	Alibaba Group Holding Ltd., ADR (Internet & Direct Marketing Retail) (a)	2,422

22,524	Baidu, Inc., ADR (Interactive Media & Services) (a)	2,848

1,481	Beigene Ltd., ADR (Biotechnology) (a)	245

9,100	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	506

157,018	Sinopharm Group Co. (Health Care Providers & Services)	573

		6,594

	Denmark — 1.93%

126	A.P. Moller – Maersk A/S, Class – A (Marine)	171

316	A.P. Moller – Maersk A/S, Class – B (Marine)	456

4,877	Carlsberg A/S, Class – B (Beverages)	728

4,879	Coloplast A/S, Class – B (Health Care Equipment & Supplies)	605

4,533	Demant A/S (Health Care Equipment & Supplies) (a)	143

10,981	DSV Panalpina A/S (Road & Rail)	1,266

23,932	Genmab A/S (Biotechnology) (a)	5,323

105,395	Novo Nordisk A/S, Class – B (Pharmaceuticals)	6,117

8,769	Novozymes A/S, B Shares (Chemicals)	429

7,769	Orsted A/S (Electric Utilities)	804

17,919	Tryg A/S (Insurance)	531

7,761	Vestas Wind Systems A/S (Electrical Equipment)	784

		17,357

	Finland — 0.38%

17,096	Fortum Oyj (Electric Utilities)	422

231,473	Nokia Oyj (Communications Equipment)	856

1,622	Nordea Bank Abp (Banks)	13

3,552	Sampo Oyj, Class – A (Insurance)	155

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Finland (continued)

44,232	Stora Enso Oyj, R Shares (Paper & Forest Products)	$643

38,915	UPM-Kymmene Oyj (Paper & Forest Products)	1,349

		3,438

	France — 9.75%

7,210	Accor SA (Hotels, Restaurants & Leisure)	338

1,219	Aeroports de Paris (Transportation Infrastructure)	241

101,507	Air France-KLM (Airlines) (a)	1,130

67,122	Air Liquide SA (Chemicals)	9,501

7,830	Alstom SA (Machinery)	371

22,349	Amundi SA (Capital Markets)	1,752

4,587	Arkema SA (Chemicals)	487

5,515	Atos SE (IT Services)	460

49,856	AXA SA (Insurance)	1,405

1,701	BioMerieux (Health Care Equipment & Supplies)	151

164,743	BNP Paribas (Banks)	9,761

36,195	Bollore SA (Air Freight & Logistics)	158

14,336	Bouygues SA (Construction & Engineering)	609

12,064	Bureau Veritas SA (Professional Services)	315

6,528	Capgemini SE (IT Services)	797

7,903	Carrefour SA (Food & Staples Retailing)	133

3,990	Casino Guichard-Perrachon SA (Food & Staples Retailing)	186

7,050	CNP Assurances (Insurance)	140

7,012	Compagnie de Saint-Gobain (Building Products)	287

2,286	Compagnie Generale des Etablissements Michelin, Class – B (Auto Components)	280

3,346	Covivio (Equity Real Estate Investment Trusts)	380

47,389	Credit Agricole SA (Banks)	687

25,360	Danone SA (Food Products)	2,102

105	Dassault Aviation SA (Aerospace & Defense)	138

5,400	Dassault Systemes SE (Software)	888

9,988	Edenred (Commercial Services & Supplies)	516

26,701	Eiffage SA (Construction & Engineering) (b)	3,054

46,565	ENGIE (Multi-Utilities)	753

11,641	EssilorLuxottica SA (Health Care Equipment & Supplies)	1,773

1,914	Eurazeo SE (Diversified Financial Services)	131

1,879	Gecina SA (Equity Real Estate Investment Trusts)	336

18,070	Getlink SE (Transportation Infrastructure)	314

664	Hermes International (Textiles, Apparel & Luxury Goods)	496

1,401	Icade (Equity Real Estate Investment Trusts)	153

12,868	Ingenico Group SA (Electronic Equipment, Instruments & Components)	1,397

4,495	JCDecaux SA (Media)	139

3,112	Kering SA (Textiles, Apparel & Luxury Goods)	2,043

6,074	Klepierre (Equity Real Estate Investment Trusts)	231

1,625	Legrand SA (Electrical Equipment)	132

10,379	L’Oreal SA (Personal Products)	3,073

11,417	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	5,304

Shares	Security Description	Value (000)

	France (continued)

66,204	Orange SA (Diversified Telecommunication Services)	$974

8,721	Pernod Ricard SA (Beverages)	1,560

39,049	Peugeot SA (Automobiles)	933

1,021	Remy Cointreau SA (Beverages)	125

25,312	Safran SA (Aerospace & Defense)	3,908

59,432	Sanofi-Aventis (Pharmaceuticals)	5,974

49,603	Schneider Electric SA (Electrical Equipment)	5,091

6,512	SCOR SE (Insurance)	273

930	SEB SA (Household Durables)	138

30,754	Societe Generale (Banks)	1,070

3,633	Sodexo SA (Hotels, Restaurants & Leisure)	430

12,000	Suez Environnement Co. (Multi-Utilities)	181

2,405	Teleperformance (Professional Services)	586

4,377	Thales SA (Aerospace & Defense)	454

95,004	Total SA (Oil, Gas & Consumable Fuels)	5,243

3,472	UbiSoft Entertainment SA (Entertainment) (a)	240

4,707	Unibail-Rodamco-Westfield (Equity Real Estate Investment Trusts)	742

16,828	Valeo SA (Auto Components)	593

22,077	Veolia Environnement (Multi-Utilities)	587

32,106	Vinci SA (Construction & Engineering)	3,566

13,846	Vivendi SA (Entertainment)	401

13,215	Wendel SA (Diversified Financial Services)	1,756

4,125	Worldline SA (IT Services) (a)	292

		87,659

	Germany — 9.32%

7,408	Adidas AG (Textiles, Apparel & Luxury Goods)	2,408

31,113	Allianz SE (Insurance)	7,622

37,689	Aroundtown SA (Real Estate Management & Development)	338

42,381	BASF SE (Chemicals)	3,202

51,143	Bayer AG (Pharmaceuticals)	4,177

14,736	Bayerische Motoren Werke AG (Automobiles)	1,209

4,140	Beiersdorf AG (Personal Products)	495

1,653	Carl Zeiss Meditec AG (Health Care Equipment & Supplies)	211

41,148	Commerzbank AG (Banks)	255

8,042	Covestro AG (Chemicals)	374

40,476	Daimler AG, Registered Shares (Automobiles)	2,241

4,651	Delivery Hero SE (Internet & Direct Marketing Retail) (a)	368

80,638	Deutsche Bank AG (Capital Markets)	626

92,949	Deutsche Boerse AG (Capital Markets)	14,610

274,638	Deutsche Post AG (Air Freight & Logistics)	10,476

72,810	Deutsche Telekom AG (Diversified Telecommunication Services)	1,190

17,334	Deutsche Wohnen AG (Real Estate Management & Development)	708

1,816	Fresenius Medical Care AG & Co. KGAA (Health Care Providers & Services)	134

17,161	Fresenius SE & Co. KGAA (Health Care Providers & Services)	966

6,983	GEA Group AG (Machinery)	231

1,115	Hannover Rueckversicherung AG (Insurance)	215

6,546	HeidelbergCement AG (Construction Materials)	477

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Germany (continued)

1,149	Hochtief AG (Construction & Engineering)	$147

82,230	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	1,873

1,986	Knorr-Bremse AG (Machinery)	202

451	MTU Aero Engines AG (Aerospace & Defense)	129

2,540	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	749

1,758	Puma SE (Textiles, Apparel & Luxury Goods)	135

23,985	RWE AG (Multi-Utilities)	736

77,512	SAP SE (Software)	10,460

1,461	Sartorius AG (Health Care Equipment & Supplies)	312

51,593	Siemens AG (Industrial Conglomerates)	6,744

21,170	Symrise AG (Chemicals)	2,227

16,619	thyssenkrupp AG (Metals & Mining)	224

22,703	TUI AG (Hotels, Restaurants & Leisure)	287

4,767	Uniper SE (Independent Power and Renewable Electricity Producers)	158

1,532	Volkswagen AG (Automobiles)	298

21,157	Vonovia SE (Real Estate Management & Development)	1,139

42,768	Wirecard AG (IT Services)	5,157

5,685	Zalando SE (Internet & Direct Marketing Retail) (a)	288

		83,798

	Hong Kong — 3.01%

1,281,080	AIA Group Ltd. (Insurance) (b)	13,450

20,300	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	282

151,555	BOC Hong Kong (Holdings) Ltd. (Banks)	526

108,200	Budweiser Brewing Co. Apac Ltd. (Beverages) (a)	365

334,000	China Common Rich Renewable Energy Investment Ltd. (Independent Power and Renewable Electricity Producers) (a)	—

67,593	CLP Holdings Ltd. (Electric Utilities)	710

33,700	Dairy Farm International Holdings Ltd. (Food & Staples Retailing)	192

89,000	Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	656

80,006	Hang Seng Bank Ltd. (Banks)	1,653

60,619	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	298

87,073	HK Electric Investments Ltd. (Electric Utilities)	86

121,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	171

418,000	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	816

49,100	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	1,594

9,200	Jardine Strategic Holdings Ltd. (Industrial Conglomerates)	282

8,632	Melco Resorts & Entertainment Ltd., ADR (Hotels, Restaurants & Leisure)	209

22,500	MTR Corp. Ltd. (Road & Rail)	133

Shares	Security Description	Value (000)

	Hong Kong (continued)

201,483	New World Development Co. Ltd. (Real Estate Management & Development)	$276

134,000	PCCW Ltd. (Diversified Telecommunication Services)	79

81,200	Sands China Ltd. (Hotels, Restaurants & Leisure)	434

107,205	Sino Land Co. Ltd. (Real Estate Management & Development)	156

44,756	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	685

48,000	Swire Properties Ltd. (Real Estate Management & Development)	159

56,000	Techtronic Industries Co. Ltd. (Household Durables)	457

86,417	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	915

36,000	Vitasoy International Holdings Ltd. (Food Products)	131

413,500	WH Group Ltd. (Food Products)	427

33,000	Wheelock & Co. Ltd. (Real Estate Management & Development)	220

697,600	Wynn Macau Ltd. (Hotels, Restaurants & Leisure)	1,718

		27,080

	Ireland (Republic of) — 1.55%

135,153	Amarin Corp. PLC, ADR (Biotechnology) (a)	2,898

24,053	CRH PLC (Construction Materials)	963

4,071	Experian PLC (Professional Services)	138

2,451	Flutter Entertainment PLC (Hotels, Restaurants & Leisure)	298

6,772	James Hardie Industries PLC (Construction Materials)	132

6,524	Kerry Group PLC (Food Products)	813

2,337	Kingspan Group PLC (Building Products)	142

51,520	Medtronic PLC (Health Care Equipment & Supplies)	5,844

31,018	Ryanair Holdings PLC, ADR (Airlines) (a)	2,717

		13,945

	Isle of Man — 0.05%

38,227	GVC Holdings PLC (Hotels, Restaurants & Leisure)	448

	Israel — 0.44%

1,743	Azrieli Group (Real Estate Management & Development)	127

46,611	Bank Hapoalim BM (Banks)	386

42,272	Bank Leumi Le (Banks)	308

1,550	CyberArk Software Ltd. (Software) (a)	181

992	Elbit Systems Ltd. (Aerospace & Defense)	154

99,530	Israel Chemicals Ltd. (Chemicals)	469

47,806	Israel Discount Bank, Class – A (Banks)	222

5,777	Mizrahi Tefahot Bank Ltd. (Banks)	154

866	Nice Ltd. (Software) (a)	134

11,152	Nice Systems Ltd., ADR (Software) (a)	1,731

1,096	Wix.com Ltd. (IT Services) (a)	134

		4,000

	Italy — 2.56%

198,727	Assicurazioni Generali SpA (Insurance)	4,100

20,349	Atlantia SpA (Transportation Infrastructure)	475

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Italy (continued)

47,155	Davide Campari – Milano SpA (Beverages)	$431

200,820	Enel SpA (Electric Utilities)	1,593

8,697	Eni SpA (Oil, Gas & Consumable Fuels)	135

4,949	Ferrari N.V. (Automobiles)	821

18,263	Fiat Chrysler Automobiles N.V. (Automobiles)	270

25,008	FinecoBank Banca Fineco SpA (Banks)	300

2,070,885	Intesa Sanpaolo SpA (Banks)	5,455

16,621	Leonardo SpA (Aerospace & Defense)	195

11,735	Mediobanca SpA (Banks)	129

7,416	Moncler SpA (Textiles, Apparel & Luxury Goods)	333

22,630	Pirelli & C SpA (Auto Components)	130

21,456	Poste Italiane SpA (Insurance)	244

9,911	Prusmian SpA (Electrical Equipment)	239

113,138	Snam SpA (Oil, Gas & Consumable Fuels)	595

318,689	Terna – Rete Elettrica Nazionale SpA (Electric Utilities)	2,128

371,446	Unicredit SpA (Banks)	5,423

		22,996

	Japan — 17.58%

2,000	ABC-Mart, Inc. (Specialty Retail)	137

29,900	ACOM Co. Ltd. (Consumer Finance)	137

2,600	Advantest Corp. (Semiconductors & Semiconductor Equipment)	147

26,900	Aeon Co. Ltd. (Food & Staples Retailing)	558

7,700	AEON Mall Co. Ltd. (Real Estate Management & Development)	137

26,800	Ajinomoto Co., Inc. (Food Products)	448

7,700	Alfresa Holdings Corp. (Health Care Providers & Services)	158

20,100	Amada Holdings Co. Ltd. (Machinery)	231

9,845	Asahi Glass Co. Ltd. (Building Products)	356

14,900	Asahi Group Holdings Ltd. (Beverages)	683

8,000	Asahi Intecc Co. Ltd. (Health Care Equipment & Supplies)	236

103,600	Astellas Pharma, Inc. (Pharmaceuticals)	1,783

8,200	Bandai Namco Holdings, Inc. (Leisure Products)	501

7,400	Benesse Holdings, Inc. (Diversified Consumer Services)	196

34,511	Bridgestone Corp. (Auto Components)	1,294

3,900	CALBEE, Inc. (Food Products)	128

12,600	Casio Computer Co. Ltd. (Household Durables)	254

2,100	Central Japan Railway Co. (Road & Rail)	425

26,500	Chubu Electric Power Co. Inc. (Electric Utilities)	375

46,000	Coca-Cola Bottlers Japan Holdings, Inc. (Beverages)	1,182

7,600	Credit Saison Co. Ltd. (Consumer Finance)	133

4,200	CyberAgent, Inc. (Media)	147

13,388	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	365

2,900	Daifuku Co. Ltd. (Machinery)	178

6,300	Daikin Industries Ltd. (Building Products)	896

Shares	Security Description	Value (000)

	Japan (continued)

2,979	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	$370

15,550	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	485

76	Daiwa House REIT Investment Corp. (Equity Real Estate Investment Trusts)	198

17,600	Denso Corp. (Auto Components)	805

8,900	Dentsu Group, Inc. (Media)	310

1,200	Disco Corp. (Semiconductors & Semiconductor Equipment)	286

41,400	East Japan Railway Co. (Road & Rail)	3,756

14,000	Eisai Co. Ltd. (Pharmaceuticals)	1,057

10,500	FamilyMart Co. Ltd. (Food & Staples Retailing)	254

21,500	Fanuc Ltd. (Machinery)	4,022

2,400	Fast Retailing Co. Ltd. (Specialty Retail)	1,436

5,300	Fuji Electric Co. Ltd. (Electrical Equipment)	163

10,900	Fujitsu Ltd. (IT Services)	1,030

1,900	GMO Payment Gateway, Inc. (IT Services)	131

8,100	Hakuhodo DY Holdings, Inc. (Media)	132

3,100	Hankyu Hanshin Holdings, Inc. (Road & Rail)	134

900	Hikari Tsushin, Inc. (Specialty Retail)	227

3,500	Hitachi Chemical Co. Ltd. (Chemicals)	147

4,200	Hitachi High-Technologies Corp. (Electronic Equipment, Instruments & Components)	299

26,500	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	1,128

12,600	Hitachi Metals Ltd. (Metals & Mining)	187

69,841	Honda Motor Co. Ltd. (Automobiles)	1,992

2,200	Hoshizaki Corp. (Machinery)	197

15,700	HOYA Corp. (Health Care Equipment & Supplies)	1,510

12,400	Hulic Co. Ltd. (Real Estate Management & Development)	150

8,600	IHI Corp. (Machinery)	204

47,100	INPEX Corp. (Oil, Gas & Consumable Fuels)	493

14,000	Isetan Mitsukoshi Holdings Ltd. (Multiline Retail)	127

13,500	Isuzu Motors Ltd. (Automobiles)	161

80,017	ITOCHU Corp. (Trading Companies & Distributors)	1,867

4,600	ITOCHU Techno-Solutions Corp. (IT Services)	130

15,400	J. Front Retailing Co. Ltd. (Multiline Retail)	217

4,200	Japan Airlines Co. Ltd. (Airlines)	131

2,500	Japan Airport Terminal Co. Ltd. (Transportation Infrastructure)	141

20,900	Japan Exchange Group, Inc. (Capital Markets)	371

9,200	Japan Post Insurance Co. Ltd. (Insurance)	158

32	Japan Prime Realty Investment Corp. (Equity Real Estate Investment Trusts)	140

55	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts)	365

107	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	230

13,800	Japan Tobacco, Inc. (Tobacco)	309

27,500	JFE Holdings, Inc. (Metals & Mining)	357

9,100	JGC Holdings Corp. (Construction & Engineering)	147

10,054	JSR Corp. (Chemicals)	186

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Japan (continued)

118,657	JXTG Holdings, Inc. (Oil, Gas & Consumable Fuels)	$544

6,000	Kamigumi Co. Ltd. (Transportation Infrastructure)	132

2,800	Kaneka Corp. (Chemicals)	91

5,100	Kansai Paint Co. Ltd. (Chemicals)	126

19,800	Kao Corp. (Personal Products)	1,645

161,600	KDDI Corp. (Wireless Telecommunication Services)	4,838

4,000	Keihan Holdings Co. Ltd. (Industrial Conglomerates)	195

9,100	Keikyu Corp. (Road & Rail)	177

4,300	Keio Corp. (Road & Rail)	262

5,400	Keisei Electric Railway Co. Ltd. (Road & Rail)	211

400	Keyence Corp. (Electronic Equipment, Instruments & Components)	142

6,000	Kikkoman Corp. (Food Products)	297

7,000	Kintetsu Group Holdings Co. Ltd. (Road & Rail)	381

46,400	Kirin Holdings Co. Ltd., Class – C (Beverages)	1,021

2,100	Kobayashi Pharmaceutical Co. Ltd. (Personal Products)	179

4,200	Koito Manufacturing Co. Ltd. (Auto Components)	197

52,345	Komatsu Ltd. (Machinery)	1,273

3,800	Konami Holdings Corp. (Entertainment)	157

1,300	Kose Corp. (Personal Products)	191

43,000	Kubota Corp. (Machinery)	683

4,600	Kurita Water Industries Ltd. (Machinery)	138

5,700	Kyocera Corp. (Electronic Equipment, Instruments & Components)	392

9,700	Kyushu Railway Co. (Road & Rail)	326

2,700	LINE Corp. (Interactive Media & Services) (a)	133

9,200	Lion Corp. (Household Products)	180

18,100	M3, Inc. (Health Care Technology)	551

9,200	Makita Corp. (Machinery)	323

90,016	Marubeni Corp. (Trading Companies & Distributors)	672

7,800	Marui Group Co. Ltd. (Multiline Retail)	192

4,487	Maruichi Steel Tube Ltd. (Metals & Mining)	127

18,700	McDonald’s Holdings Co. (Japan) Ltd. (Hotels, Restaurants & Leisure)	902

22,300	Mebuki Financial Group, Inc. (Banks)	57

7,500	Medipal Holdings Corp. (Health Care Providers & Services)	167

4,700	MEIJI Holdings Co. Ltd. (Food Products)	319

6,800	Mercari, Inc. (Internet & Direct Marketing Retail) (a)	140

6,300	MINEBEA MITSUMI, Inc. (Machinery)	132

11,600	MISUMI Group, Inc. (Machinery)	291

71,500	Mitsubishi Chemical Holdings Corp. (Chemicals)	538

75,345	Mitsubishi Corp. (Trading Companies & Distributors)	2,010

102,800	Mitsubishi Electric Corp. (Electrical Equipment)	1,418

48,500	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	934

17,900	Mitsubishi Heavy Industries Ltd. (Machinery)	700

41,200	Mitsubishi Motors Corp. (Automobiles)	174

Shares	Security Description	Value (000)

	Japan (continued)

15,426	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	$285

335,005	Mitsubishi UFJ Financial Group, Inc. (Banks)	1,829

20,200	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	131

92,488	Mitsui & Co. Ltd. (Trading Companies & Distributors)	1,657

36,600	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	900

990,677	Mizuho Financial Group, Inc. (Banks)	1,535

5,100	MonotaRO Co. Ltd. (Trading Companies & Distributors)	137

9,000	MS&AD Insurance Group Holdings, Inc. (Insurance)	299

55,500	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	3,447

5,800	Nabtesco Corp. (Machinery)	174

7,600	Nagoya Railroad Co. Ltd. (Road & Rail)	237

14,700	NEC Corp. (Technology Hardware, Storage & Peripherals)	612

20,200	Nexon Co. Ltd. (Entertainment) (a)	270

9,100	NGK Spark Plug Co. Ltd. (Auto Components)	179

3,300	NH Foods Ltd. (Food Products)	137

9,100	Nidec Corp. (Electrical Equipment)	1,257

4,500	Nintendo Co. Ltd. (Entertainment)	1,821

56	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts)	409

4,600	Nippon Express Co. Ltd. (Road & Rail)	272

82	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)	209

48,500	Nippon Shinyaku Co. Ltd. (Pharmaceuticals)	4,228

42,900	Nippon Steel Corp. (Metals & Mining)	654

36,400	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	924

5,100	Nissan Chemical Corp. (Chemicals)	216

51,781	Nissan Motor Co. Ltd. (Automobiles)	303

8,100	Nisshin Seifun Group, Inc. (Food Products)	142

2,600	Nissin Foods Holdings Co. Ltd. (Food Products)	194

3,200	Nitori Holdings Co. Ltd. (Specialty Retail)	507

9,100	Nitto Denko Corp. (Chemicals)	518

136,300	Nomura Holdings, Inc. (Capital Markets)	707

5,311	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	128

168	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts)	287

17,800	Nomura Research Institute Ltd. (IT Services)	383

9,600	NTT Data Corp. (IT Services)	130

36,925	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	1,033

36,300	Obayashi Corp. (Construction & Engineering)	407

1,800	OBIC Co. Ltd. (IT Services)	245

12,100	Odakyu Electric Railway Co. Ltd. (Road & Rail)	284

46,900	Oji Paper Co. Ltd. (Paper & Forest Products)	257

47,800	Olympus Corp. (Health Care Equipment & Supplies)	743

10,400	OMRON Corp. (Electronic Equipment, Instruments & Components)	615

1,400	Oracle Corp. Japan (Software)	128

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Japan (continued)

8,200	Oriental Land Co. Ltd. (Hotels, Restaurants & Leisure)	$1,123

18,000	ORIX Corp. (Diversified Financial Services)	301

107	ORIX Jreit, Inc. (Equity Real Estate Investment Trusts)	232

4,300	OTSUKA Corp. (IT Services)	173

18,300	Pan Pacific International Holdings Corp. (Multiline Retail)	304

126,700	Panasonic Corp. (Household Durables)	1,201

4,500	PeptiDream, Inc. (Biotechnology) (a)	232

7,200	Persol Holdings Co. Ltd. (Professional Services)	136

4,700	Pigeon Corp. (Household Products)	174

35,400	Rakuten, Inc. (Internet & Direct Marketing Retail)	304

87,930	Recruit Holdings Co. Ltd. (Professional Services) (b)	3,318

31,400	Renesas Electronics Corp. (Semiconductors & Semiconductor Equipment) (a)	217

85,938	Resona Holdings, Inc. (Banks)	379

1,700	Rinnai Corp. (Household Durables)	134

5,600	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	453

9,800	Ryohin Keikaku Co. Ltd. (Multiline Retail)	231

9,800	SBI Holdings, Inc. (Capital Markets)	209

8,600	SECOM Co. Ltd. (Commercial Services & Supplies)	774

11,400	Sega Sammy Holdings, Inc. (Leisure Products)	166

8,100	Seibu Holdings, Inc. (Industrial Conglomerates)	134

20,100	Sekisui Chemical Co. Ltd. (Household Durables)	352

35,552	Sekisui House Ltd. (Household Durables)	764

41,800	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	1,541

40,300	Seven Bank Ltd. (Banks)	133

5,900	SG Holdings Co. Ltd. (Air Freight & Logistics)	134

8,700	Sharp Corp. (Household Durables)	135

1,500	Shimamura Co. Ltd. (Specialty Retail)	115

3,000	Shimano, Inc. (Leisure Products)	491

14,900	Shin-Etsu Chemical Co. Ltd. (Chemicals)	1,654

8,300	Shinsei Bank Ltd. (Banks)	128

16,400	Shiseido Co. Ltd. (Personal Products)	1,175

2,300	SMC Corp. (Machinery)	1,065

47,770	Softbank Corp. (Wireless Telecommunication Services)	642

62,800	SoftBank Group Corp. (Wireless Telecommunication Services)	2,749

3,800	Sohgo Security Services Co. Ltd. (Commercial Services & Supplies)	207

68,600	Sompo Holdings, Inc. (Insurance)	2,715

52,200	Sony Corp. (Household Durables)	3,555

6,208	Sony Financial Holdings, Inc. (Insurance)	150

3,800	Square Enix Holdings Co. Ltd. (Entertainment)	190

5,300	Stanley Electric Co. Ltd. (Auto Components)	155

8,000	SUMCO Corp. (Semiconductors & Semiconductor Equipment)	134

72,800	Sumitomo Chemical Co. Ltd. (Chemicals)	334

67,086	Sumitomo Corp. (Trading Companies & Distributors)	1,003

Shares	Security Description	Value (000)

	Japan (continued)

41,300	Sumitomo Electric Industries Ltd. (Auto Components)	$628

126,248	Sumitomo Mitsui Financial Group, Inc. (Banks)	4,692

13,683	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	546

13,600	Sumitomo Realty & Development Co. Ltd. (Real Estate Management & Development)	477

3,500	Sundrug Co. Ltd. (Food & Staples Retailing)	127

5,700	Suntory Beverage & Food Ltd. (Beverages)	238

2,900	Suzuken Co. Ltd. (Health Care Providers & Services)	119

15,100	Suzuki Motor Corp. (Automobiles)	635

6,800	Sysmex Corp. (Health Care Equipment & Supplies)	466

22,800	T&D Holdings, Inc. (Insurance)	293

161,700	Taiyo Nippon Sanso Corp. (Chemicals)	3,613

126,600	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	5,047

7,000	TDK Corp. (Electronic Equipment, Instruments & Components)	798

26,500	Terumo Corp. (Health Care Equipment & Supplies)	948

40,800	The Bank of Kyoto Ltd. (Banks)	1,765

9,242	The Chugoku Electric Power Company, Inc. (Electric Utilities)	122

22,300	The Dai-ichi Life Insurance Co. Ltd. (Insurance)	373

18,600	The Shizuoka Bank Ltd. (Banks)	140

7,200	The Yokohama Rubber Co. Ltd. (Auto Components)	141

8,000	THK Co. Ltd. (Machinery)	219

3,600	Tobu Railway Co. Ltd. (Road & Rail)	131

4,600	Toho Co. Ltd. (Entertainment)	192

3,300	Toho Gas Co. Ltd. (Gas Utilities)	135

13,900	Tokio Marine Holdings, Inc. (Insurance)	783

2,400	Tokyo Century Corp. (Diversified Financial Services)	129

62,700	Tokyo Electric Power Co., Inc. (Electric Utilities) (a)	270

8,800	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	1,938

25,100	Tokyo Fudosan Holdings Corp. (Real Estate Management & Development)	174

15,400	Tokyo Gas Co. Ltd. (Gas Utilities)	376

20,500	Tokyu Corp. (Road & Rail)	381

15,300	Toppan Printing Co. Ltd. (Commercial Services & Supplies)	318

29,300	Toray Industries, Inc. (Chemicals)	200

20,300	Toshiba Corp. (Industrial Conglomerates)	692

15,400	Tosoh Corp. (Chemicals)	240

5,800	TOTO Ltd. (Building Products)	248

3,600	Toyo Suisan Kaisha Ltd. (Food Products)	153

5,200	Toyoda Gosei Co. Ltd. (Auto Components)	131

8,400	Toyota Industries Corp. (Auto Components)	489

82,800	Toyota Motor Corp. (Automobiles)	5,879

11,670	Toyota Tsusho Corp. (Trading Companies & Distributors)	415

6,427	Trend Micro, Inc. (Software)	332

1,500	Tsuruha Holdings, Inc. (Food & Staples Retailing)	194

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Japan (continued)

16,500	Unicharm Corp. (Household Products)	$562

121	United Urban Investment Corp. (Equity Real Estate Investment Trusts)	227

14,400	USS Co. Ltd. (Specialty Retail)	274

2,100	Welcia Holdings Co. Ltd. (Food & Staples Retailing)	134

4,900	Yakult Honsha Co. Ltd. (Food Products)	272

40,200	Yamada Denki Co. Ltd. (Specialty Retail)	214

5,900	Yamaha Corp. (Leisure Products)	330

17,200	Yamaha Motor Co. Ltd. (Automobiles)	349

12,600	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	216

11,200	Yamazaki Baking Co. Ltd. (Food Products)	201

153,500	Z Holdings Corp. (Interactive Media & Services)	651

6,700	ZOZO, Inc. (Internet & Direct Marketing Retail)	129

		158,075

	Jersey — 0.02%

13,723	WPP PLC (Media)	194

	Luxembourg — 0.20%

27,712	Altice Europe NV (Media) (a)	179

27,280	ArcelorMittal SA (Metals & Mining)	479

4,522	Millicom International Cellular SA (Wireless Telecommunication Services)	217

9,710	SES – FDR, Class – A (Media)	136

67,658	Tenaris SA (Energy Equipment & Services)	762

		1,773

	Netherlands — 4.70%

2,491	Adyen N.V. (IT Services) (a)(b)	2,042

81,487	Airbus SE (Aerospace & Defense)	11,925

36,112	Akzo Nobel N.V. (Chemicals)	3,671

8,178	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)	2,419

41,608	CNH Industrial N.V. (Machinery)	457

4,454	Exor N.V. (Diversified Financial Services)	345

4,966	Heineken Holding N.V., Class – A (Beverages)	481

10,645	Heineken N.V. (Beverages)	1,134

794,772	ING Groep N.V. (Banks)	9,527

62,791	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	1,570

19,423	Koninklijke DSM N.V. (Chemicals)	2,529

36,992	Koninklijke Philips N.V. (Health Care Equipment & Supplies)	1,806

6,248	NN Group N.V. (Insurance)	237

11,448	NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,457

20,017	Prosus N.V. (Internet & Direct Marketing Retail) (a)	1,494

6,504	Randstad N.V. (Professional Services)	397

11,488	Wolters Kluwer N.V. (Professional Services)	838

		42,329

	New Zealand — 0.05%

30,194	A2 Milk Co. Ltd. (Food Products) (a)	306

4,911	Auckland International Airport Ltd. (Transportation Infrastructure)	29

Shares	Security Description	Value (000)

	New Zealand (continued)

10,194	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	$34

27,208	Spark New Zealand Ltd. (Diversified Telecommunication Services)	79

		448

	Norway — 0.25%

4,588	Aker BP ASA (Oil, Gas & Consumable Fuels)	150

7,142	Equinor ASA (Oil, Gas & Consumable Fuels)	143

10,876	Gjensidige Forsikring ASA (Insurance)	228

27,424	Mowi ASA (Food Products)	713

30,846	Orkla ASA (Food Products)	313

4,909	Schibsted ASA (Media)	141

16,244	Telenor ASA (Diversified Telecommunication Services)	291

7,271	Yara International ASA (Chemicals)	303

		2,282

	Papua New Guinea — 0.19%

331,145	Oil Search Ltd. (Oil, Gas & Consumable Fuels)	1,684

	Portugal — 0.15%

175,842	EDP – Energias de Portugal SA (Electric Utilities)	762

27,476	Galp Energia SGPS SA, B Shares (Oil, Gas & Consumable Fuels)	459

10,338	Jeronimo Martins, SGPS, SA (Food & Staples Retailing)	170

		1,391

	Singapore — 0.50%

232,772	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	514

240,544	CapitaLand Commercial Trust (Equity Real Estate Investment Trusts)	356

234,915	CapitaMall Trust (Equity Real Estate Investment Trusts)	430

16,800	City Developments Ltd. (Real Estate Management & Development)	137

366,300	ComfortDelGro Corp. Ltd. (Road & Rail)	648

7,100	DBS Group Holdings Ltd. (Banks)	137

6,000	Jardine Cycle & Carriage Ltd. (Distributors)	134

26,500	Keppel Corp. Ltd. (Industrial Conglomerates)	133

24,600	Oversea-Chinese Banking Corp. Ltd. (Banks)	200

80,500	SembCorp Industries Ltd. (Industrial Conglomerates)	138

54,900	Singapore Exchange Ltd. (Capital Markets)	362

274,179	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	687

228,180	Suntec REIT (Equity Real Estate Investment Trusts)	312

6,900	United Overseas Bank Ltd. (Banks)	136

22,500	United Overseas Land Ltd. (Real Estate Management & Development)	139

		4,463

	South Korea — 1.99%

198,313	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	9,570

10,004	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)	1,298

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	South Korea (continued)

34,375	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	$7,075

		17,943

	Spain — 1.63%

16,693	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	667

17,712	Amadeus IT Holding SA, A Shares (IT Services)	1,446

24,813	Banco Bilbao Vizcaya Argentaria SA (Banks)	139

33,195	Banco Santander SA (Banks)	139

107,557	Bankinter SA (Banks)	788

1,039,275	CaixaBank SA (Banks)	3,261

3,037	Cellnex Telecom SA (Diversified Telecommunication Services)	131

46,360	Corporacion Mapfre (Insurance)	123

6,850	Enagas (Oil, Gas & Consumable Fuels)	175

11,451	Endesa (Electric Utilities)	306

20,188	Ferrovial SA (Construction & Engineering)	611

13,486	Grifols SA (Biotechnology)	475

248,226	Iberdrola SA (Electric Utilities)	2,555

44,800	Industria de Diseno Textil SA (Specialty Retail)	1,580

40,271	Red Electrica Corp. (Electric Utilities)	810

85,263	Repsol SA (Oil, Gas & Consumable Fuels)	1,332

9,790	Siemens Gamesa Renewable Energy SA (Electrical Equipment)	172

		14,710

	Sweden — 1.82%

5,332	Alfa Laval AB (Machinery)	134

41,164	Assa Abloy AB, B Shares (Building Products)	963

3,391	Atlas Copco AB, A Shares (Machinery)	135

26,364	Boliden AB (Metals & Mining)	700

25,307	Electrolux AB, B Shares (Household Durables)	621

17,276	Epiroc AB, Class – A (Machinery)	211

24,908	Essity AG, Class – B (Household Products)	803

145,909	Hennes & Mauritz AB, B Shares (Specialty Retail)	2,968

17,162	Husqvarna AB (Household Durables)	138

5,130	ICA Gruppen AB (Food & Staples Retailing)	240

6,859	Industrivarden AB, C Shares (Diversified Financial Services)	165

18,707	Investor AB, B Shares (Diversified Financial Services)	1,021

6,435	Kinnevik AB, B (Diversified Financial Services)	157

43,078	L E Lundbergforetagen AB (Diversified Financial Services)	1,891

7,632	Lundin Petroleum AB (Oil, Gas & Consumable Fuels)	259

6,918	Sandvik AB (Machinery)	135

12,861	Securitas AB, B Shares (Commercial Services & Supplies)	222

25,912	Skandinaviska Enskilda Banken AB, Class – A (Banks)	244

33,960	Skanska AB, B Shares (Construction & Engineering)	768

Shares	Security Description	Value (000)

	Sweden (continued)

36,959	SKF AB, B Shares (Machinery)	$748

6,980	Swedish Match AB (Tobacco)	360

24,390	Tele2 AB, B Shares (Wireless Telecommunication Services)	354

126,184	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	1,099

123,561	Volvo AB, B Shares (Machinery)	2,070

		16,406

	Switzerland — 8.29%

189,824	ABB Ltd., Registered Shares (Electrical Equipment)	4,585

14,924	Adecco SA, Registered Shares (Professional Services)	944

17,060	Alcon, Inc. (Health Care Equipment & Supplies) (a)	966

1,838	Baloise Holding AG, Registered Shares (Insurance)	332

124	Barry Callebaut AG (Food Products)	274

5	Chocoladefabriken Lindt & Spruengli AG (Food Products)	442

44	Chocoladefabriken Lindt & Sprungil AG (Food Products)	342

18,718	Clariant AG (Chemicals)	418

104,975	Credit Suisse Group AG (Capital Markets)	1,422

1,324	Dufry AG (Specialty Retail)	131

761	EMS-Chemie Holding AG, Registered Shares (Chemicals)	500

237	Geberit AG (Building Products)	133

38,020	Idorsia Ltd. (Biotechnology) (a)(b)	1,176

5,415	Julius Baer Group Ltd. (Capital Markets)	279

5,080	Kuehne & Nagel International Ltd. (Marine)	857

44,687	LafargeHolcim Ltd., Registered Shares (Construction Materials)	2,480

9,196	Lonza Group AG (Life Sciences Tools & Services)	3,357

176,982	Nestle SA (Food Products)	19,165

116,538	Novartis AG, Registered Shares (Pharmaceuticals)	11,069

767	Partners Group Holding AG (Capital Markets)	703

37,380	Roche Holding AG (Pharmaceuticals)	12,131

500	SGS SA, Registered Shares (Professional Services)	1,370

739	Sika AG, Registered Shares (Chemicals)	139

2,280	Sonova Holding AG, Registered Shares (Health Care Equipment & Supplies)	522

4,989	STMicroelectronics N.V. (Semiconductors & Semiconductor Equipment)	134

355	Straumann Holding AG (Health Care Equipment & Supplies)	349

1,212	Swiss Life Holding AG (Insurance)	609

3,789	Swiss Prime Site AG (Real Estate Management & Development)	438

10,752	Swiss Re AG (Insurance)	1,208

1,212	Swisscom AG (Diversified Telecommunication Services)	642

2,683	Temenos AG (Software)	425

4,114	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	217

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Switzerland (continued)

2,766	The Swatch Group AG, B Shares (Textiles, Apparel & Luxury Goods)	$772

310,237	UBS Group AG (Capital Markets)	3,920

5,271	Zurich Financial Services AG (Insurance)	2,163

		74,614

	United Arab Emirates — 0.01%

3,951	NMC Health PLC (Health Care Providers & Services)	92

	United Kingdom — 15.74%

5,633	Admiral Group PLC (Insurance)	172

68,275	Anglo American PLC (Metals & Mining)	1,965

33,441	Aon PLC (Insurance)	6,964

59,373	AstraZeneca PLC (Pharmaceuticals)	5,982

43,865	Aveva Group PLC (Software)	2,705

658,149	Aviva PLC (Insurance)	3,650

408,501	Balfour Beatty PLC (Construction & Engineering)	1,414

1,887,652	Barclays PLC (Banks)	4,491

72,724	Barratt Developments PLC (Household Durables)	719

1,266,056	BP PLC (Oil, Gas & Consumable Fuels)	7,907

160,589	British American Tobacco PLC (Tobacco)	6,873

16,543	British Land Co. PLC (Equity Real Estate Investment Trusts)	140

4,777	Burberry Group PLC (Textiles, Apparel & Luxury Goods)	140

10,962	Carnival PLC (Hotels, Restaurants & Leisure)	529

700,079	Cobham PLC (Aerospace & Defense)	1,523

9,500	Coca-Cola European Partners PLC (Beverages)	483

29,788	Compass Group PLC (Hotels, Restaurants & Leisure)	746

163,897	Diageo PLC (Beverages)	6,948

11,233	easyJet PLC (Airlines)	212

105,348	G4S PLC (Commercial Services & Supplies)	304

390,433	GlaxoSmithKline PLC (Pharmaceuticals)	9,199

11,688	Hargreaves Lansdown PLC (Capital Markets)	300

508,941	HSBC Holdings PLC (Banks)	3,990

1,822	Intertek Group PLC (Professional Services)	141

117,138	J Sainsbury PLC (Food & Staples Retailing)	357

4,105	Johnson Matthey PLC (Chemicals)	163

10,587	Land Securities Group PLC (Equity Real Estate Investment Trusts)	139

152,198	Legal & General Group PLC (Insurance)	611

78,132	Linde PLC (Chemicals)	16,720

6,172,791	Lloyds Banking Group PLC (Banks)	5,109

12,927	London Stock Exchange Group PLC (Capital Markets)	1,326

405,754	M&G PLC (Diversified Financial Services) (a)	1,275

116,618	National Grid PLC (Multi-Utilities)	1,458

1,442	Next PLC (Multiline Retail)	134

18,873	Ocado Group PLC (Internet & Direct Marketing Retail) (a)	320

23,052	Persimmon PLC (Household Durables)	823

257,637	Prudential PLC (Insurance)	4,944

Shares	Security Description	Value (000)

	United Kingdom (continued)

29,131	RecKitt Benckiser Group PLC (Household Products)	$2,365

159,169	RELX PLC (Professional Services)	4,017

22,837	Rentokil Initial PLC (Commercial Services & Supplies)	137

83,701	Rio Tinto PLC (Metals & Mining)	4,992

62,210	Rolls-Royce Holdings PLC (Aerospace & Defense)	563

135,327	Royal Bank of Scotland Group PLC (Banks)	431

83,973	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	2,486

246,139	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	7,300

8,382	Severn Trent PLC (Water Utilities)	279

150,246	SSE PLC (Electric Utilities)	2,862

9,244	St. James Place PLC (Capital Markets)	143

14,389	Standard Chartered PLC (Banks)	136

56,931	Taylor Wimpey PLC (Household Durables)	146

41,493	Tesco PLC (Food & Staples Retailing)	140

62,331	Unilever N.V. (Personal Products)	3,582

24,879	Unilever PLC (Personal Products)	1,433

24,123	United Utilities Group PLC (Water Utilities)	302

2,484,689	Vodafone Group PLC (Wireless Telecommunication Services)	4,829

22,597	Willis Towers Watson PLC (Insurance)	4,563

		141,582

	United States — 1.35%

1,861	Alphabet, Inc., Class – A (Interactive Media & Services) (a)	2,493

1,830	Alphabet, Inc., Class – C (Interactive Media & Services) (a)	2,447

2,580	Amazon.com, Inc. (Internet & Direct Marketing Retail) (a)	4,767

26,313	Intercontinental Exchange, Inc. (Capital Markets)	2,435

		12,142

	Total Common Stocks	871,600

	Preferred Stocks — 1.09%

	Brazil — 0.56%

669,195	Petroleo Brasileiro SA – Preferred (Oil, Gas & Consumable Fuels)	5,021

	Germany — 0.53%

1,254	Henkel AG & Co. KGAA – Preferred (Household Products)	130

6,998	Porsche Automobil Holding SE – Preferred (Automobiles)	523

20,888	Volkswagen AG – Preferred (Automobiles)	4,129

		4,782

	Total Preferred Stocks	9,803

	Rights — 0.01%

	Spain — 0.00%

85,263	Repsol SA (Oil, Gas & Consumable Fuels) (a)	41

See accompanying notes to financial statements.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Rights (continued)

	United Kingdom — 0.01%

38,778,828	Rolls-Royce Holdings PLC (Aerospace & Defense) (a)	$51

	Total Rights	92

	Investment Companies — 0.50%

1,444,711	Dreyfus Treasury Securities Cash Management, Institutional Shares, 1.44% (c)	1,445

3,017,677	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.49% (c)	3,017

	Total Investment Companies	4,462

	Total Investments (cost $721,340) — 98.46%	885,957
	Other assets in excess of liabilities — 1.54%	13,884

	Net Assets—100.00%	$899,841

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Represents non-income producing security.

(b)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(c)	The rate disclosed is the rate in effect on December 31, 2019.

ADR — American Depositary Receipt

FDR — Fiduciary Depositary Receipt

REIT — Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2019.

The International Equity Portfolio	Artisan Partners LP	Parametric Portfolio Associates, LLC	Total
Common Stocks	21.95%	74.91%	96.86%
Preferred Stocks	0.56%	0.53%	1.09%
Rights	—	0.01%	0.01%
Investment Companies	—	0.50%	0.50%
Other Assets (Liabilities)	0.79%	0.75%	1.54%

Total Net Assets	23.30%	76.70%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2019.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
MSCI EAFE Index Future	10	3/20/20	$1,018	$11

			$1,018	$11

	Total Unrealized Appreciation			$11
	Total Unrealized Depreciation			—

	Total Net Unrealized Appreciation/(Depreciation)			$11

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks — 81.19%

	Australia — 3.97%

43,090	AGL Energy Ltd. (Multi-Utilities)	$621

332,076	Alumina Ltd. (Metals & Mining)	536

76,881	APA Group (Gas Utilities)	599

41,971	Appen Ltd. (IT Services)	661

14,453	ASX Ltd. (Capital Markets)	795

257,541	Aurizon Holdings Ltd. (Road & Rail)	945

162,969	AusNet Services (Electric Utilities)	194

145,334	Australia & New Zealand Banking Group Ltd. (Banks)	2,511

349,518	Beach Energy Ltd. (Oil, Gas & Consumable Fuels)	616

27,583	Bendigo & Adelaide Bank Ltd. (Banks)	189

386,977	BHP Billiton Ltd. (Metals & Mining)	10,567

275,350	BHP Group PLC (Metals & Mining)	6,480

160,029	Boral Ltd. (Construction Materials)	503

17,150	Challenger Ltd. (Diversified Financial Services)	97

13,248	CIMIC Group Ltd. (Construction & Engineering)	308

80,572	Coca-Cola Amatil Ltd. (Beverages)	625

6,620	Cochlear Ltd. (Health Care Equipment & Supplies)	1,044

86,471	Commonwealth Bank of Australia (Banks)	4,848

57,627	Crown Resorts Ltd. (Hotels, Restaurants & Leisure)	486

14,833	CSL Ltd. (Biotechnology)	2,870

355,072	Fortescue Metals Group Ltd. (Metals & Mining)	2,663

128,729	GPT Group (Equity Real Estate Investment Trusts)	506

93,409	Harvey Norman Holdings Ltd. (Multiline Retail)	267

39,945	IDP Education Ltd. (Diversified Consumer Services)	481

119,495	Insurance Australia Group Ltd. (Insurance)	642

10,723	Macquarie Group Ltd. (Capital Markets)	1,037

65,456	Magellan Financial Group Ltd. (Capital Markets)	2,616

139,989	National Australia Bank Ltd. (Banks)	2,419

463,574	Qantas Airways Ltd. (Airlines)	2,312

85,759	Regis Resources Ltd. (Metals & Mining)	261

48,064	Rio Tinto Ltd. (Metals & Mining)	3,386

50,953	Sandfire Resources NL (Metals & Mining)	214

413,001	Santos Ltd. (Oil, Gas & Consumable Fuels)	2,370

313,076	Saracen Mineral Holdings Ltd. (Metals & Mining) (a)	727

350,282	Scentre Group (Equity Real Estate Investment Trusts)	941

664,697	South32 Ltd. (Metals & Mining)	1,259

173,126	Stockland (Equity Real Estate Investment Trusts)	561

64,318	Suncorp Group Ltd. (Insurance)	585

43,323	Super Retail Group Ltd. (Specialty Retail)	308

267,374	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	849

243,854	Vicinity Centres (Equity Real Estate Investment Trusts)	426

131,634	Wesfarmers Ltd. (Food & Staples Retailing)	3,823

170,203	Westpac Banking Corp. (Banks)	2,894

Shares	Security Description	Value (000)

	Australia (continued)

122,685	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	$2,959

18,840	Woolworths Group Ltd. (Food & Staples Retailing)	478

		70,479

	Austria — 0.28%

13,182	ANDRITZ AG (Machinery)	568

60,640	Erste Group Bank AG (Banks)	2,282

19,717	OMV AG (Oil, Gas & Consumable Fuels)	1,108

20,951	Raiffeisen Bank International AG (Banks)	526

19,954	Voestalpine AG (Metals & Mining)	556

		5,040

	Belgium — 0.33%

15,009	Ageas (Insurance)	887

4,655	Groupe Bruxelles Lambert SA (Diversified Financial Services)	491

21,231	KBC Groep N.V. (Banks)	1,597

36,484	Proximus SADP (Diversified Telecommunication Services)	1,044

16,594	Solvay SA (Chemicals)	1,922

		5,941

	Bermuda — 0.02%

99,000	Yue Yuen Industrial Holdings Ltd. (Textiles, Apparel & Luxury Goods)	292

	Brazil — 0.30%

328,851	Petroleo Brasileiro SA, ADR (Oil, Gas & Consumable Fuels)	5,242

	Canada — 0.78%

19,235	Canadian Imperial Bank of Commerce (Banks)	1,601

28,372	Dollarama, Inc. (Multiline Retail)	975

886,268	Encana Corp. (Oil, Gas & Consumable Fuels)	4,151

53,813	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	1,591

140,236	Manulife Financial Corp. (Insurance)	2,847

30,800	TMX Group Ltd. (Capital Markets)	2,667

		13,832

	China — 1.14%

14,342	Alibaba Group Holding Ltd., ADR (Internet & Direct Marketing Retail) (a)	3,042

48,050	Baidu, Inc., ADR (Interactive Media & Services) (a)	6,074

933,123	China Merchants Holdings (International) Co. Ltd. (Transportation Infrastructure)	1,578

954,830	China Mobile Ltd. (Wireless Telecommunication Services)	8,027

4,900	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	272

330,247	Sinopharm Group Co. (Health Care Providers & Services)	1,206

		20,199

	Denmark — 1.74%

343	A.P. Moller – Maersk A/S, Class – A (Marine)	465

10,277	Carlsberg A/S, Class – B (Beverages)	1,533

10,082	Christian Hansen Holding A/S (Chemicals)	801

14,723	Coloplast A/S, Class – B (Health Care Equipment & Supplies)	1,827

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Denmark (continued)

31,590	Danske Bank A/S (Banks)	$511

2,580	DSV Panalpina A/S (Road & Rail)	297

26,471	Genmab A/S (Biotechnology) (a)	5,888

13,416	H. Lundbeck A/S (Pharmaceuticals)	513

18,908	ISS A/S (Commercial Services & Supplies)	454

281,946	Novo Nordisk A/S, Class – B (Pharmaceuticals)	16,366

13,360	Pandora A/S (Textiles, Apparel & Luxury Goods)	581

12,942	Simcorp A/S (Software)	1,472

6,012	Tryg A/S (Insurance)	178

		30,886

	Finland — 0.50%

42,407	Fortum Oyj (Electric Utilities)	1,046

19,663	Nokian Renkaat Oyj (Auto Components)	565

2,996	Nordea Bank Abp (Banks)	24

214,605	Nordea Bank Abp (Banks)	1,734

26,304	Sampo Oyj, Class – A (Insurance)	1,148

80,950	Stora Enso Oyj, R Shares (Paper & Forest Products)	1,177

72,818	UPM-Kymmene Oyj (Paper & Forest Products)	2,525

63,241	Wartsila Oyj, Class – B (Machinery)	699

		8,918

	France — 8.05%

228,691	Air France-KLM (Airlines) (a)	2,546

78,337	Air Liquide SA (Chemicals)	11,088

30,921	Amundi SA (Capital Markets)	2,424

12,944	Atos SE (IT Services)	1,079

100,326	AXA SA (Insurance)	2,826

269,709	BNP Paribas (Banks)	15,982

30,152	Bouygues SA (Construction & Engineering)	1,281

200,046	Carrefour SA (Food & Staples Retailing)	3,354

7,587	Casino Guichard-Perrachon SA (Food & Staples Retailing)^	355

9,456	CNP Assurances (Insurance)	188

66,008	Compagnie de Saint-Gobain (Building Products)	2,702

23,614	Compagnie Generale des Etablissements Michelin, Class – B (Auto Components)	2,889

3,418	Covivio (Equity Real Estate Investment Trusts)	388

60,854	Credit Agricole SA (Banks)	882

41,527	Danone SA (Food Products)	3,442

29,492	Eiffage SA (Construction & Engineering) (b)	3,374

42,135	Electricite de France SA (Electric Utilities)	469

14,418	Elis SA (Commercial Services & Supplies)	299

123,549	ENGIE (Multi-Utilities)	1,996

22,697	Eutelsat Communications (Media)	369

29,714	Faurecia (Auto Components)	1,601

3,096	Gecina SA (Equity Real Estate Investment Trusts)	554

4,354	Hermes International (Textiles, Apparel & Luxury Goods)	3,253

2,672	Icade (Equity Real Estate Investment Trusts)	291

18,460	Ingenico Group SA (Electronic Equipment, Instruments & Components)	2,004

1,671	Kering SA (Textiles, Apparel & Luxury Goods)	1,097

Shares	Security Description	Value (000)

	France (continued)

14,545	Klepierre (Equity Real Estate Investment Trusts)	$552

10,284	L’Oreal SA (Personal Products)	3,045

57,165	Natixism SA (Capital Markets)	254

220,062	Orange SA (Diversified Telecommunication Services)	3,238

243,108	Peugeot SA (Automobiles)	5,808

24,692	Publicis Groupe (Media)	1,118

26,615	Renault SA (Automobiles)	1,259

14,911	Safran SA (Aerospace & Defense)	2,302

116,612	Sanofi-Aventis (Pharmaceuticals)	11,722

128,378	Schneider Electric SA (Electrical Equipment)	13,175

8,750	SCOR SE (Insurance)	367

39,762	Societe Generale (Banks)	1,383

24,603	Suez Environnement Co. (Multi-Utilities)	372

440,249	Total SA (Oil, Gas & Consumable Fuels)	24,294

9,387	Unibail-Rodamco-Westfield (Equity Real Estate Investment Trusts)	1,481

32,062	Valeo SA (Auto Components)	1,130

36,482	Veolia Environnement (Multi-Utilities)	970

35,013	Vinci SA (Construction & Engineering)	3,888

		143,091

	Germany — 8.69%

7,894	Adidas AG (Textiles, Apparel & Luxury Goods)	2,566

74,164	Allianz SE (Insurance)	18,166

39,209	Aroundtown SA (Real Estate Management & Development)	351

209,918	BASF SE (Chemicals)	15,857

140,734	Bayer AG (Pharmaceuticals)	11,493

28,654	Bayerische Motoren Werke AG (Automobiles)	2,351

18,070	Continental AG (Auto Components)	2,336

16,449	Covestro AG (Chemicals)	765

13,757	CTS Eventim AG & Co. KGAA (Entertainment)	865

76,605	Daimler AG, Registered Shares (Automobiles)	4,242

106,476	Deutsche Boerse AG (Capital Markets)	16,737

21,304	Deutsche Lufthansa AG, Registered Shares (Airlines)	392

427,996	Deutsche Post AG (Air Freight & Logistics)	16,326

142,142	Deutsche Telekom AG (Diversified Telecommunication Services)	2,323

25,934	Dialog Semiconductor PLC (Semiconductors & Semiconductor Equipment) (a)	1,312

95,346	E.ON AG (Multi-Utilities)	1,019

16,060	Evonik Industries AG (Chemicals)	490

13,644	GEA Group AG (Machinery)	451

2,138	Hannover Rueckversicherung AG (Insurance)	413

12,464	HeidelbergCement AG (Construction Materials)	908

2,125	Hochtief AG (Construction & Engineering)	271

68,600	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	1,563

17,388	Metro AG (Food & Staples Retailing)	280

16,536	MTU Aero Engines AG (Aerospace & Defense)	4,722

4,817	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	1,421

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Germany (continued)

15,653	Rheinmetall AG (Industrial Conglomerates)	$1,798

127,803	SAP SE (Software)	17,247

45,730	Schaeffler AG (Auto Components)	494

114,529	Siemens AG (Industrial Conglomerates)	14,970

16,023	Siemens Healthineers AG (Health Care Equipment & Supplies)	770

26,588	Symrise AG (Chemicals)	2,797

45,914	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	133

59,888	TUI AG (Hotels, Restaurants & Leisure)	757

9,813	Uniper SE (Independent Power and Renewable Electricity Producers)	325

2,949	Volkswagen AG (Automobiles)	573

21,271	Vonovia SE (Real Estate Management & Development)	1,145

47,663	Wirecard AG (IT Services)	5,747

		154,376

	Hong Kong — 2.16%

979,518	AIA Group Ltd. (Insurance) (b)	10,282

39,110	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	543

178,195	BOC Hong Kong (Holdings) Ltd. (Banks)	619

588,000	China Common Rich Renewable Energy Investment Ltd. (Independent Power and Renewable Electricity Producers) (a)	—

227,700	CK Asset Holdings Ltd. (Real Estate Management & Development)	1,643

408,410	CK Hutchison Holdings Ltd. (Industrial Conglomerates)	3,895

42,500	CK Infrastructure Holdings Ltd. (Electric Utilities)	302

102,219	CLP Holdings Ltd. (Electric Utilities)	1,075

43,600	Dairy Farm International Holdings Ltd. (Food & Staples Retailing)	249

107,000	Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	788

138,720	Hang Lung Properties Ltd. (Real Estate Management & Development)	304

36,839	Hang Seng Bank Ltd. (Banks)	761

105,845	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	520

186,377	HK Electric Investments Ltd. (Electric Utilities)	184

241,550	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	341

74,240	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	427

219,500	Kerry Properties Ltd. (Real Estate Management & Development)	698

403,240	New World Development Co. Ltd. (Real Estate Management & Development)	553

187,000	NWS Holdings Ltd. (Industrial Conglomerates)	262

286,000	PCCW Ltd. (Diversified Telecommunication Services)	169

88,868	Power Assets Holdings Ltd. (Electric Utilities)	650

806,660	Sands China Ltd. (Hotels, Restaurants & Leisure)	4,312

Shares	Security Description	Value (000)

	Hong Kong (continued)

213,429	Sino Land Co. Ltd. (Real Estate Management & Development)	$310

96,860	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	1,482

31,430	Swire Pacific Ltd., Class – A (Real Estate Management & Development)	292

73,800	Swire Properties Ltd. (Real Estate Management & Development)	245

134,086	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,420

2,950,500	WH Group Ltd. (Food Products)	3,048

75,000	Wharf Real Estate Investment Co. Ltd. (Real Estate Management & Development)	458

55,880	Wheelock & Co. Ltd. (Real Estate Management & Development)	373

913,600	Wynn Macau Ltd. (Hotels, Restaurants & Leisure)	2,251

		38,456

	Ireland (Republic of) — 1.11%

19,125	AIB Group PLC (Banks)	67

167,572	Amarin Corp. PLC, ADR (Biotechnology) (a)	3,593

25,550	Bank of Ireland Group PLC (Banks)	140

44,507	CRH PLC (Construction Materials)	1,781

17,401	Experian PLC (Professional Services)	588

4,561	Flutter Entertainment PLC (Hotels, Restaurants & Leisure)	554

27,393	Fly Leasing Ltd., ADR (Trading Companies & Distributors) (a)	537

64,302	Medtronic PLC (Health Care Equipment & Supplies)	7,295

53,478	Ryanair Holdings PLC, ADR (Airlines) (a)	4,685

13,070	Smurfit Kappa Group PLC (Containers & Packaging)	502

		19,742

	Israel — 0.38%

3,221	Azrieli Group (Real Estate Management & Development)	236

23,924	Bank Hapoalim BM (Banks)	199

89,881	Bank Leumi Le (Banks)	655

8,100	CyberArk Software Ltd. (Software) (a)	944

207,153	Israel Chemicals Ltd. (Chemicals)	975

324,647	Israel Discount Bank, Class – A (Banks)	1,505

2,943	Mizrahi Tefahot Bank Ltd. (Banks)	78

14,008	Nice Systems Ltd., ADR (Software) (a)	2,174

		6,766

	Italy — 2.40%

258,902	Assicurazioni Generali SpA (Insurance)	5,342

47,065	Atlantia SpA (Transportation Infrastructure)	1,097

8,798	Banca Generali SpA (Capital Markets)	286

1,278,892	Enel SpA (Electric Utilities)	10,144

240,492	Eni SpA (Oil, Gas & Consumable Fuels)	3,734

52,147	Fiat Chrysler Automobiles N.V. (Automobiles)	772

2,344,211	Intesa Sanpaolo SpA (Banks)	6,175

23,909	Mediobanca SpA (Banks)	263

142,026	Poste Italiane SpA (Insurance)	1,612

212,659	Snam SpA (Oil, Gas & Consumable Fuels)	1,118

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Italy (continued)

322,255	Telecom Italia SpA (Diversified Telecommunication Services)	$197

74,104	Terna – Rete Elettrica Nazionale SpA (Electric Utilities)	495

785,748	Unicredit SpA (Banks)	11,475

		42,710

	Japan — 16.21%

24,600	Advantest Corp. (Semiconductors & Semiconductor Equipment)	1,395

5,400	AEON Credit Service Co. Ltd. (Consumer Finance)	86

5,900	AEON Mall Co. Ltd. (Real Estate Management & Development)	105

18,800	Aisin Seiki Co. Ltd. (Auto Components)	704

23,300	ALPS Alpine Co. Ltd. (Electronic Equipment, Instruments & Components)	534

37,200	Amada Holdings Co. Ltd. (Machinery)	428

5,900	Aozora Bank Ltd. (Banks)	157

21,265	Asahi Glass Co. Ltd. (Building Products)^	769

138,710	Asahi Kasei Corp. (Chemicals)	1,576

216,090	Astellas Pharma, Inc. (Pharmaceuticals)	3,720

66,260	Bridgestone Corp. (Auto Components)^	2,483

26,000	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	544

113,347	Canon, Inc. (Technology Hardware, Storage & Peripherals)^	3,116

25,240	Casio Computer Co. Ltd. (Household Durables)	509

36,400	Chubu Electric Power Co. Inc. (Electric Utilities)	516

12,200	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	1,132

38,100	Coca-Cola Bottlers Japan Holdings, Inc. (Beverages)^	979

52,400	Concordia Financial Group Ltd. (Banks)	218

6,100	Credit Saison Co. Ltd. (Consumer Finance)	107

28,539	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	777

32,800	Daicel Corp. (Chemicals)	317

4,600	Daikin Industries Ltd. (Building Products)	654

20,647	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	2,562

199,730	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	6,232

110	Daiwa House REIT Investment Corp. (Equity Real Estate Investment Trusts)	287

44	Daiwa Office Investment Corp. (Equity Real Estate Investment Trusts)	338

52,100	Daiwa Securities Group, Inc. (Capital Markets)	265

49,600	Denso Corp. (Auto Components)	2,267

12,770	Dentsu Group, Inc. (Media)	444

15,800	Dip Corp. (Interactive Media & Services)	470

39,000	DMG Mori Co. Ltd. (Machinery)^	607

74,100	East Japan Railway Co. (Road & Rail)	6,723

28,240	Eisai Co. Ltd. (Pharmaceuticals)	2,133

10,000	Electric Power Development Co. Ltd. (Independent Power and Renewable Electricity Producers)	244

43,400	Fanuc Ltd. (Machinery)	8,121

Shares	Security Description	Value (000)

	Japan (continued)

72,710	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	$3,500

22,850	Fujitsu Ltd. (IT Services)	2,160

68,800	Fukuoka Financial Group, Inc. (Banks)	1,333

13,900	Fullcast Holdings Co. Ltd. (Professional Services)	319

3,700	Goldcrest Co. Ltd. (Real Estate Management & Development)	71

24,400	GS Yuasa Corp. (Electrical Equipment)	531

34,200	Hino Motors Ltd. (Machinery)	366

3,880	Hirose Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	501

13,400	Hitachi Construction Machinery Co. Ltd. (Machinery)	405

7,900	Hitachi High-Technologies Corp. (Electronic Equipment, Instruments & Components)	563

145,980	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	6,216

186,954	Honda Motor Co. Ltd. (Automobiles)	5,333

11,800	HOYA Corp. (Health Care Equipment & Supplies)	1,135

18,300	Hulic Co. Ltd. (Real Estate Management & Development)	222

22,659	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	632

17,160	IHI Corp. (Machinery)	407

19,100	Iida Group Holdings Co. Ltd. (Household Durables)	337

63,970	Isuzu Motors Ltd. (Automobiles)	765

153,858	ITOCHU Corp. (Trading Companies & Distributors)	3,589

31,000	J. Front Retailing Co. Ltd. (Multiline Retail)	437

13,000	Japan Airlines Co. Ltd. (Airlines)	406

15,900	Japan Exchange Group, Inc. (Capital Markets)	282

22,000	Japan Post Bank Co. Ltd. (Banks)	213

437,060	Japan Post Holdings Co. Ltd. (Insurance)	4,128

47	Japan Prime Realty Investment Corp. (Equity Real Estate Investment Trusts)	206

76	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts)	504

168	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	361

211,727	Japan Tobacco, Inc. (Tobacco)^	4,741

52,700	JFE Holdings, Inc. (Metals & Mining)	684

21,433	JSR Corp. (Chemicals)	397

26,600	JTEKT Corp. (Machinery)	319

363,678	JXTG Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,667

51,000	Kajima Corp. (Construction & Engineering)	684

16,800	Kawasaki Heavy Industries Ltd. (Machinery)	372

315,300	KDDI Corp. (Wireless Telecommunication Services)	9,440

94,710	Kirin Holdings Co. Ltd., Class – C (Beverages)	2,083

103,990	Komatsu Ltd. (Machinery)	2,528

54,400	Konica Minolta, Inc. (Technology Hardware, Storage & Peripherals)	357

36,349	Kuraray Co. Ltd. (Chemicals)	445

9,600	Kureha Corp. (Chemicals)	581

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Japan (continued)

36,120	Kyocera Corp. (Electronic Equipment, Instruments & Components)	$2,487

23,400	Kyushu Electric Power Co., Inc. (Electric Utilities)	204

18,550	Kyushu Railway Co. (Road & Rail)	623

7,726	Lawson, Inc. (Food & Staples Retailing)	440

31,145	LIXIL Group Corp. (Building Products)	542

177,671	Marubeni Corp. (Trading Companies & Distributors)	1,326

6,477	Maruichi Steel Tube Ltd. (Metals & Mining)	184

65,550	Mazda Motor Corp. (Automobiles)	566

46,200	Mebuki Financial Group, Inc. (Banks)	119

148,610	Mitsubishi Chemical Holdings Corp. (Chemicals)	1,118

152,940	Mitsubishi Corp. (Trading Companies & Distributors)	4,083

206,990	Mitsubishi Electric Corp. (Electrical Equipment)	2,855

20,700	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	319

157,297	Mitsubishi Heavy Industries Ltd. (Machinery)	6,150

13,800	Mitsubishi Materials Corp. (Metals & Mining)	378

78,140	Mitsubishi Motors Corp. (Automobiles)	329

951,282	Mitsubishi UFJ Financial Group, Inc. (Banks)	5,194

13,800	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	90

187,266	Mitsui & Co. Ltd. (Trading Companies & Distributors)	3,354

20,850	Mitsui Chemicals, Inc. (Chemicals)	514

1,029,422	Mizuho Financial Group, Inc. (Banks)	1,595

19,800	MS&AD Insurance Group Holdings, Inc. (Insurance)	658

88,300	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	5,483

13,100	Nabtesco Corp. (Machinery)	394

28,630	NEC Corp. (Technology Hardware, Storage & Peripherals)	1,191

29,500	NGK Insulators Ltd. (Machinery)	517

18,260	NGK Spark Plug Co. Ltd. (Auto Components)	359

27,100	Nikkiso Co. Ltd. (Health Care Equipment & Supplies)	359

39,300	Nikon Corp. (Household Durables)	486

2,100	Nintendo Co. Ltd. (Entertainment)	850

73	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts)	535

9,000	Nippon Express Co. Ltd. (Road & Rail)	532

113	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)	287

61,000	Nippon Shinyaku Co. Ltd. (Pharmaceuticals)	5,316

91,520	Nippon Steel Corp. (Metals & Mining)	1,394

73,240	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	1,859

260,339	Nissan Motor Co. Ltd. (Automobiles)	1,524

17,760	Nitto Denko Corp. (Chemicals)	1,010

96,700	Nomura Holdings, Inc. (Capital Markets)	502

23,200	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	560

232	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts)	396

Shares	Security Description	Value (000)

	Japan (continued)

41,020	Nomura Research Institute Ltd. (IT Services)	$883

12,700	NS Solutions Corp. (IT Services)	421

45,200	NSK Ltd. (Machinery)	433

282,950	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	7,912

75,700	Obayashi Corp. (Construction & Engineering)	848

100,000	Oji Paper Co. Ltd. (Paper & Forest Products)	548

21,600	OMRON Corp. (Electronic Equipment, Instruments & Components)	1,276

7,700	Oracle Corp. Japan (Software)	705

253,600	ORIX Corp. (Diversified Financial Services)	4,227

22,045	Osaka Gas Co. Ltd. (Gas Utilities)	424

8,300	OTSUKA Corp. (IT Services)	334

255,700	Panasonic Corp. (Household Durables)	2,424

14,400	Park24 Co. Ltd. (Commercial Services & Supplies)	354

10,100	Pola Orbis Holdings, Inc. (Personal Products)^	243

40,478	Recruit Holdings Co. Ltd. (Professional Services) (b)	1,527

97,085	Resona Holdings, Inc. (Banks)	428

78,300	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	859

10,470	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	846

7,404	Sankyo Co. Ltd. (Leisure Products)	247

6,900	SBI Holdings, Inc. (Capital Markets)	147

22,800	Sega Sammy Holdings, Inc. (Leisure Products)	332

30,869	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	470

23,600	Seino Holdings Co. Ltd. (Road & Rail)	321

41,200	Sekisui Chemical Co. Ltd. (Household Durables)	722

70,625	Sekisui House Ltd. (Household Durables)	1,517

162,630	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	5,993

29,500	Seven Bank Ltd. (Banks)	97

49,985	Shin-Etsu Chemical Co. Ltd. (Chemicals)	5,550

9,200	Shionogi & Co. Ltd. (Pharmaceuticals)	573

32,900	Showa Denko KK (Chemicals)	878

95,854	Softbank Corp. (Wireless Telecommunication Services)	1,288

31,400	SoftBank Group Corp. (Wireless Telecommunication Services)	1,375

63,360	Sompo Holdings, Inc. (Insurance)	2,507

10,500	Sony Financial Holdings, Inc. (Insurance)	254

70,354	Subaru Corp. (Automobiles)	1,757

173,460	Sumitomo Chemical Co. Ltd. (Chemicals)	795

135,340	Sumitomo Corp. (Trading Companies & Distributors)	2,023

84,020	Sumitomo Electric Industries Ltd. (Auto Components)	1,278

22,900	Sumitomo Heavy Industries Ltd. (Machinery)	660

172,003	Sumitomo Mitsui Financial Group, Inc. (Banks)	6,394

35,200	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	1,405

23,431	Sumitomo Rubber Industries Ltd. (Auto Components)	288

28,300	T&D Holdings, Inc. (Insurance)	363

23,350	Taisei Corp. (Construction & Engineering)	978

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Japan (continued)

204,500	Taiyo Nippon Sanso Corp. (Chemicals)	$4,570

428,945	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	17,103

13,900	TDK Corp. (Electronic Equipment, Instruments & Components)	1,585

21,150	Teijin Ltd. (Chemicals)	398

26,800	The Chiba Bank Ltd. (Banks)	156

20,900	The Chugoku Electric Power Company, Inc. (Electric Utilities)	275

286,400	The Dai-ichi Life Insurance Co. Ltd. (Insurance)	4,790

41,910	The Kansai Electric Power Co., Inc. (Electric Utilities)	488

27,500	The Shizuoka Bank Ltd. (Banks)	207

15,000	The Yokohama Rubber Co. Ltd. (Auto Components)	294

13,900	THK Co. Ltd. (Machinery)	380

27,100	Tohoku Electric Power Co., Inc. (Electric Utilities)	270

32,240	Tokio Marine Holdings, Inc. (Insurance)	1,816

1,200	Tokyo Century Corp. (Diversified Financial Services)	65

29,260	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	6,443

37,600	Tokyo Fudosan Holdings Corp. (Real Estate Management & Development)	261

22,300	Tokyo Gas Co. Ltd. (Gas Utilities)	545

81,300	Tokyu Construction Co. Ltd. (Construction & Engineering)	584

30,300	Tosoh Corp. (Chemicals)	473

8,200	Toyoda Gosei Co. Ltd. (Auto Components)	207

16,400	Toyota Industries Corp. (Auto Components)	956

137,020	Toyota Motor Corp. (Automobiles)	9,729

24,000	Toyota Tsusho Corp. (Trading Companies & Distributors)	853

14,500	Trend Micro, Inc. (Software)	748

4,500	Tri Chemical Laboratories, Inc. (Semiconductors & Semiconductor Equipment)^	355

173	United Urban Investment Corp. (Equity Real Estate Investment Trusts)	324

25,500	USS Co. Ltd. (Specialty Retail)	485

8,200	West Japan Railway Co. (Road & Rail)	713

75,200	Yamada Denki Co. Ltd. (Specialty Retail)	400

33,300	Yamaha Motor Co. Ltd. (Automobiles)	675

27,400	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	487

287,700	Z Holdings Corp. (Interactive Media & Services)	1,221

		288,181

	Jersey — 0.38%

1,436,129	Glencore International PLC (Metals & Mining)	4,476

155,531	WPP PLC (Media)	2,197

		6,673

	Luxembourg — 0.07%

14,850	ArcelorMittal SA (Metals & Mining)	261

Shares	Security Description	Value (000)

	Luxembourg (continued)

6,751	Millicom International Cellular SA (Wireless Telecommunication Services)	$323

43,110	SES – FDR, Class – A (Media)	604

		1,188

	Netherlands — 2.63%

17,988	ABN AMRO Group N.V. (Banks)	327

2,595	Adyen N.V. (IT Services) (a)(b)	2,128

76,340	AEGON N.V. (Insurance)	348

71,659	Airbus SE (Aerospace & Defense)	10,487

40,838	Akzo Nobel N.V. (Chemicals)	4,151

23,758	Exor N.V. (Diversified Financial Services)	1,841

1,130,017	ING Groep N.V. (Banks)	13,546

194,031	Koninklijke (Royal) KPN N.V. (Diversified Telecommunication Services)	573

193,430	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	4,837

24,396	Koninklijke DSM N.V. (Chemicals)	3,177

13,171	NN Group N.V. (Insurance)	500

12,929	Randstad N.V. (Professional Services)	789

9,139	Signify NV (Electrical Equipment)	286

35,724	STMicroelectronics N.V. (Semiconductors & Semiconductor Equipment)	960

38,569	Wolters Kluwer N.V. (Professional Services)	2,813

		46,763

	New Zealand — 0.02%

11,184	Auckland International Airport Ltd. (Transportation Infrastructure)	66

23,336	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	79

59,234	Spark New Zealand Ltd. (Diversified Telecommunication Services)	172

		317

	Norway — 0.36%

31,154	Aker BP ASA (Oil, Gas & Consumable Fuels)	1,022

46,071	DNB ASA (Banks)	861

103,552	Equinor ASA (Oil, Gas & Consumable Fuels)	2,071

48,535	Mowi ASA (Food Products)	1,262

45,728	Telenor ASA (Diversified Telecommunication Services)	820

13,853	TGS Nopec Geophysical Co. ASA (Energy Equipment & Services)	422

		6,458

	Portugal — 0.14%

326,777	EDP – Energias de Portugal SA (Electric Utilities)	1,417

60,637	Galp Energia SGPS SA, B Shares (Oil, Gas & Consumable Fuels)	1,013

		2,430

	Singapore — 1.03%

612,700	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,353

651,239	CapitaLand Commercial Trust (Equity Real Estate Investment Trusts)	964

622,490	CapitaMall Trust (Equity Real Estate Investment Trusts)	1,139

829,800	China Sunsine Chemical Holdings Ltd. (Chemicals)	318

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Singapore (continued)

660,570	ComfortDelGro Corp. Ltd. (Road & Rail)	$1,169

252,900	DBS Group Holdings Ltd. (Banks)	4,867

11,600	Jardine Cycle & Carriage Ltd. (Distributors)	260

422,667	Singapore Press Holdings Ltd. (Media)	685

1,697,140	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	4,254

459,480	Suntec REIT (Equity Real Estate Investment Trusts)	629

14,300	United Overseas Bank Ltd. (Banks)	281

88,300	Venture Corp. Ltd. (Electronic Equipment, Instruments & Components)	1,064

1,521,000	Yangzijiang Shipbuilding Holdings Ltd. (Machinery)	1,267

		18,250

	South Korea — 0.79%

156,446	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	7,550

7,603	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)	986

26,609	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	5,477

		14,013

	Spain — 1.70%

34,086	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	1,363

14,676	Amadeus IT Holding SA, A Shares (IT Services)	1,198

705,453	Banco Bilbao Vizcaya Argentaria SA (Banks)	3,943

873,790	Banco Santander SA (Banks)	3,656

62,704	Bankia SA (Banks)	134

34,050	Bankinter SA (Banks)	249

1,072,879	CaixaBank SA (Banks)	3,367

70,757	Corporacion Mapfre (Insurance)^	187

34,824	Enagas (Oil, Gas & Consumable Fuels)	888

22,606	Endesa (Electric Utilities)	603

23,174	Gas Natural SDG SA (Gas Utilities)	582

552,487	Iberdrola SA (Electric Utilities)	5,689

68,464	Industria de Diseno Textil SA (Specialty Retail)	2,415

32,126	Red Electrica Corp. (Electric Utilities)	646

186,381	Repsol SA (Oil, Gas & Consumable Fuels)	2,912

333,775	Telefonica SA (Diversified Telecommunication Services)	2,331

		30,163

	Sweden — 1.55%

12,845	Axfood AB (Food & Staples Retailing)	286

48,759	Boliden AB (Metals & Mining)	1,294

45,883	Electrolux AB, B Shares (Household Durables)	1,127

27,468	Evolution Gaming Group AB (Hotels, Restaurants & Leisure)	827

234,412	Hennes & Mauritz AB, B Shares (Specialty Retail)	4,769

73,560	Husqvarna AB (Household Durables)	589

11,100	Kinnevik AB, B (Diversified Financial Services)	271

33,310	Lundin Petroleum AB (Oil, Gas & Consumable Fuels)	1,132

Shares	Security Description	Value (000)

	Sweden (continued)

296,539	Skandinaviska Enskilda Banken AB, Class – A (Banks)	$2,790

60,420	Skanska AB, B Shares (Construction & Engineering)	1,366

134,664	SKF AB, B Shares (Machinery)	2,724

105,435	Svenska Handelsbanken AB, A Shares (Banks)	1,136

64,214	Swedbank AB, A Shares (Banks)	956

46,945	Tele2 AB, B Shares (Wireless Telecommunication Services)	681

258,681	Telia Co. AB (Diversified Telecommunication Services)	1,112

389,465	Volvo AB, B Shares (Machinery)	6,527

		27,587

	Switzerland — 7.53%

638,761	ABB Ltd., Registered Shares (Electrical Equipment)	15,427

27,554	Adecco SA, Registered Shares (Professional Services)	1,743

3,549	Baloise Holding AG, Registered Shares (Insurance)	642

34,849	Clariant AG (Chemicals)	778

15,411	Compagnie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	1,211

7,484	Dufry AG (Specialty Retail)	743

1,450	EMS-Chemie Holding AG, Registered Shares (Chemicals)	954

1,348	Geberit AG (Building Products)	757

46,357	Idorsia Ltd. (Biotechnology) (a)(b)	1,434

9,946	Julius Baer Group Ltd. (Capital Markets)	513

9,555	Kuehne & Nagel International Ltd. (Marine)	1,612

84,723	LafargeHolcim Ltd., Registered Shares (Construction Materials)	4,702

11,311	Lonza Group AG (Life Sciences Tools & Services)	4,129

133,566	Nestle SA (Food Products)	14,464

306,923	Novartis AG, Registered Shares (Pharmaceuticals)	29,150

1,675	Pargesa Holding SA (Diversified Financial Services)	139

3,361	Partners Group Holding AG (Capital Markets)	3,083

95,176	Roche Holding AG (Pharmaceuticals)	30,886

937	SGS SA, Registered Shares (Professional Services)	2,568

2,301	Swiss Life Holding AG (Insurance)	1,155

6,782	Swiss Prime Site AG (Real Estate Management & Development)	784

20,529	Swiss Re AG (Insurance)	2,306

2,274	Swisscom AG (Diversified Telecommunication Services)	1,205

8,341	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	441

5,168	The Swatch Group AG, B Shares (Textiles, Apparel & Luxury Goods)	1,442

556,305	UBS Group AG (Capital Markets)	7,028

9,101	Wizz Air Holdings PLC (Airlines) (a)	469

9,791	Zurich Financial Services AG (Insurance)	4,019

		133,784

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	United Kingdom — 16.07%

11,627	Admiral Group PLC (Insurance)	$356

203,087	Anglo American PLC (Metals & Mining)	5,844

42,005	Aon PLC (Insurance)	8,749

85,148	Associated British Foods PLC (Food Products)	2,930

50,175	AstraZeneca PLC (Pharmaceuticals)	5,055

158,158	Auto Trader Group PLC (Interactive Media & Services)	1,245

112,000	Avast PLC (Software)	672

54,032	Aveva Group PLC (Software)	3,331

900,951	Aviva PLC (Insurance)	4,996

962,376	Balfour Beatty PLC (Construction & Engineering)	3,332

3,893,858	Barclays PLC (Banks)	9,264

138,950	Barratt Developments PLC (Household Durables)	1,374

2,578,843	BP PLC (Oil, Gas & Consumable Fuels)	16,107

440,876	British American Tobacco PLC (Tobacco)	18,869

66,318	British Land Co. PLC (Equity Real Estate Investment Trusts)	561

106,012	Britvic PLC (Beverages)	1,270

562,542	BT Group PLC (Diversified Telecommunication Services)	1,434

34,926	Burberry Group PLC (Textiles, Apparel & Luxury Goods)	1,020

21,143	Carnival PLC (Hotels, Restaurants & Leisure)	1,020

379,699	Centrica PLC (Multi-Utilities)	449

437,503	Cobham PLC (Aerospace & Defense)	952

24,172	Coca-Cola European Partners PLC (Beverages)	1,230

103,640	Compass Group PLC (Hotels, Restaurants & Leisure)	2,594

82,725	Diageo PLC (Beverages)	3,506

75,355	Direct Line Insurance Group PLC (Insurance)	312

37,696	Dunelm Group PLC (Specialty Retail)	577

24,445	easyJet PLC (Airlines)	461

77,525	Evraz PLC (Metals & Mining)	415

6,301	Ferguson PLC (Trading Companies & Distributors)	572

205,365	G4S PLC (Commercial Services & Supplies)	593

9,273	Games Workshop Group PLC (Leisure Products)	750

670,241	GlaxoSmithKline PLC (Pharmaceuticals)	15,792

19,809	Greggs PLC (Hotels, Restaurants & Leisure)	603

31,344	Halma PLC (Electronic Equipment, Instruments & Components)	878

126,772	Howden Joinery Group PLC (Trading Companies & Distributors)	1,129

997,983	HSBC Holdings PLC (Banks)	7,823

233,282	Imperial Brand PLC (Tobacco)	5,774

271,450	International Consolidated Airlines Group SA (Airlines)	2,198

456,144	ITV PLC (Media)	912

229,924	J Sainsbury PLC (Food & Staples Retailing)	700

35,001	JD Sports Fashion PLC (Specialty Retail)	388

74,311	Johnson Matthey PLC (Chemicals)	2,949

45,779	KAZ Minerals PLC (Metals & Mining)	322

Shares	Security Description	Value (000)

	United Kingdom (continued)

262,163	Kingfisher PLC (Specialty Retail)	$754

49,366	Land Securities Group PLC (Equity Real Estate Investment Trusts)	647

300,801	Legal & General Group PLC (Insurance)	1,207

114,069	Linde PLC (Chemicals)	24,411

8,281,073	Lloyds Banking Group PLC (Banks)	6,855

126,809	M&G PLC (Diversified Financial Services) (a)	398

257,142	Marks & Spencer Group PLC (Multiline Retail)	727

522,240	Melrose Industries PLC (Electrical Equipment)	1,661

174,316	Micro Focus International PLC (Software)	2,456

82,395	Moneysupermarket.com Group PLC (Internet & Direct Marketing Retail)	361

230,464	National Grid PLC (Multi-Utilities)	2,882

41,206	Persimmon PLC (Household Durables)	1,471

346,106	Prudential PLC (Insurance)	6,642

267,120	RELX PLC (Professional Services)	6,741

220,433	Rio Tinto PLC (Metals & Mining)	13,147

723,902	Rolls-Royce Holdings PLC (Aerospace & Defense)	6,550

893,297	Royal Bank of Scotland Group PLC (Banks)	2,843

323,772	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	9,584

453,009	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	13,436

15,811	Severn Trent PLC (Water Utilities)	527

314,212	SSE PLC (Electric Utilities)	5,986

18,999	St. James Place PLC (Capital Markets)	293

96,664	Standard Chartered PLC (Banks)	912

88,583	Standard Life Aberdeen PLC (Diversified Financial Services)	385

205,426	Tate & Lyle PLC (Food Products)	2,068

425,586	Taylor Wimpey PLC (Household Durables)	1,090

281,341	Unilever N.V. (Personal Products)	16,166

45,944	United Utilities Group PLC (Water Utilities)	574

5,045,754	Vodafone Group PLC (Wireless Telecommunication Services)	9,807

28,097	Willis Towers Watson PLC (Insurance)	5,674

		285,563

	United States — 0.86%

2,348	Alphabet, Inc., Class – A (Interactive Media & Services) (a)	3,145

2,306	Alphabet, Inc., Class – C (Interactive Media & Services) (a)	3,083

3,241	Amazon.com, Inc. (Internet & Direct Marketing Retail) (a)	5,989

33,362	Intercontinental Exchange, Inc. (Capital Markets)	3,088

		15,305

	Total Common Stocks	1,442,645

	Preferred Stocks — 1.39%

	Brazil — 0.35%

835,380	Petroleo Brasileiro SA – Preferred (Oil, Gas & Consumable Fuels)	6,268

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Preferred Stocks (continued)

	Germany — 1.04%

5,582	Bayerische Motoren Werke Aktiengesellschaft – Preferred (Automobiles)	$345

27,774	Porsche Automobil Holding SE – Preferred (Automobiles)	2,076

80,747	Volkswagen AG – Preferred (Automobiles)	15,961

		18,382

	Total Preferred Stocks	24,650

	Right — 0.00%

	United Kingdom — 0.00%

33,437,262	Rolls-Royce Holdings PLC (Aerospace & Defense) (a)	44

	Total Right	44

	Investment Companies —16.42%

150,415	Aberdeen Japan Investment Trust PLC	1,255

80,266	Aberforth Smaller Companies Trust PLC	1,637

363,425	Asia Dragon Trust PLC	1,988

428,708	Baillie Gifford European Growth Trust PLC	5,042

2,016,091	Baillie Gifford UK Growth Fund PLC	5,448

427,095	BlackRock World Mining Trust PLC	2,166

273,310	BMO Global Smaller Companies PLC	525

484,800	Dreyfus Treasury Securities Cash Management, Institutional Shares, 1.44% (c)	485

385,010	Edinburgh Investment Trust PLC	3,192

857,804	European Assets Trust PLC	1,250

2,981,127	Federated Treasury Obligations Fund, Institutional Shares, 2.29%^^ (c)	2,981

882,367	Fidelity European Values PLC	3,038

183,490	Genesis Emerging Markets Fund Ltd.	1,925

218,000	Henderson European Focus Trust PLC	3,955

155,245	Henderson EuroTrust PLC	2,436

605,024	Japan Smaller Capitalization Fund, Inc.	5,412

1,115,587	JPMorgan European Investment Trust PLC – Growth	4,322

937,371	JPMorgan European Smaller Companies Trust PLC	4,742

699,097	JPMorgan Japan Smaller Companies Investment Trust, Ordinary Shares	4,041

612,722	JPMorgan Japanese Investment Trust PLC	3,713

114,152	Morgan Stanley China Fund, Inc.	2,479

489,262	Neuberger Berman MLP Income Fund, Inc.	3,307

705,273	Oakley Capital Investments Ltd.	2,499

849,096	Perpetual Income & Growth Investment Trust	3,767

108,000	Pershing Square Holdings Fund Ltd.	2,080

2,705,211	Platinum Asia Investments Ltd.	2,059

3,703,762	PM Capital Global Opportunities Fund Ltd.	3,275

1,242,334	Polar Capital Global Financials Trust PLC	2,402

1,339,229	Schroder Japan Growth Fund PLC	3,485

2,285,401	Schroder UK Public Private Trust PLC	1,161

188,654,279	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.49% (c)	188,653

Shares	Security Description	Value (000)

	Investment Companies (continued)

1,945,685	State Street Institutional U.S. Government Money Market Fund, Administrative Class, 1.30% (c)	$1,946

188,000	Templeton Emerging Markets Investment Trust PLC	2,091

126,406	The Biotech Growth Trust PLC	1,574

155,971	The Gabelli Dividend & Income Trust	3,424

73,545	The Mexico Fund, Inc.	1,011

160,196	The New Germany Fund, Inc.	2,512

271,942	TR European Growth Trust PLC	3,483

84,086	Voya Infrastructure Industrials and Materials Fund	968

	Total Investment Companies	291,729

	Total Investments (cost $1,525,602) — 99.00%	1,759,068
	Other assets in excess of liabilities — 1.00%	17,683

	Net Assets—100.00%	$1,776,751

Amounts designated as “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of December 31, 2019. The total value of securities on loan as of December 31, 2019, was $12,533 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2019.

(a)	Represents non-income producing security.

(b)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(c)	The rate disclosed is the rate in effect on December 31, 2019.

ADR — American Depositary Receipt

FDR — Fiduciary Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2019.

The Institutional International Equity Portfolio	Artisan Partners LP	Cadence Capital Management, LLC	Causeway Capital Management LLC	City of London Investment Management Company, Ltd.	Lazard Asset Management LLC	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	13.90%	36.96%	14.39%	—	15.94%	—	—	81.19%

Preferred Stocks	0.35%	0.26%	0.69%	—	0.09%	—	—	1.39%

Right	—	—	0.00%	—	—	—	—	0.00%

Investment Companies	—	0.19%	—	5.74%	0.11%	10.37%	0.01%	16.42%

Other Assets (Liabilities)	0.57%	0.20%	0.35%	0.01%	0.06%	-0.19%	0.00%	1.00%

Total Net Assets	14.82%	37.61%	15.43%	5.75%	16.20%	10.18%	0.01%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

Amounts designated as “0.00%” round to less than 0.005%.

The following tables reflect the open derivative positions held by the Portfolio as of December 31, 2019.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
MSCI EAFE Index Future	1,762	3/20/20	$179,416	$1,122

			$179,416	$1,122

	Total Unrealized Appreciation			$1,122
	Total Unrealized Depreciation			—

	Total Net Unrealized Appreciation/(Depreciation)			$1,122

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Forward Currency Contracts

Short Contracts

Description and amount of currency to be purchased (000)		Description and amount of currency to be sold (000)		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) (000)
U.S. Dollar	2	Japanese Yen	210	State Street	1/6/20	$—
U.S. Dollar	4	Japanese Yen	417	State Street	1/7/20	—

						$—

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2019 (Unaudited)

Long Contracts

Description and amount of currency to be purchased (000)		Description and amount of currency to be sold (000)		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) (000)
Japanese Yen	10,383	U.S. Dollar	95	Mellon Bank	1/6/20	$1
Japanese Yen	12,248	U.S. Dollar	112	HSBC	1/7/20	—

						$1

				Total Unrealized Appreciation		$1
				Total Unrealized Depreciation		—

				Total Net Unrealized Appreciation/(Depreciation)		$1

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks — 93.05%

	Argentina — 0.01%

3,900	Banco Macro SA, ADR (Banks)	$141

	Bermuda — 0.10%

2,515,733	Beijing Enterprises Water Group Ltd. (Water Utilities) (a)	1,272

	Brazil — 6.28%

1,025,100	Ambev SA (Beverages)	4,758

80,700	B2W CIA Digital (Internet & Direct Marketing Retail) (b)	1,261

465,500	B3 SA — Brasil Bolsa Balcao (Capital Markets)	4,973

633,105	Banco Bradesco SA (Banks)	5,363

695,795	Banco do Brasil SA (Banks)	9,138

436,450	BB Seguridade Participacoes SA (Insurance)	4,091

228,800	BRF SA (Food Products) (b)	2,002

69,300	Centrais Electricas Brasileiras SA (Electric Utilities)	651

380,300	Companhia Siderurgica Nacional SA (CSN) (Metals & Mining)	1,334

137,400	Embraer SA (Aerospace & Defense) (b)	674

686,500	Itau Unibanco Holding SA (Banks)	6,333

133,700	JBS SA (Food Products)	858

442,400	Klabin SA (Containers & Packaging)	2,025

55,965	Localiza Rent A Car SA (Road & Rail) (a)	660

190,740	Lojas Renner SA (Multiline Retail)	2,665

304,000	Magazine Luiza SA (Multiline Retail) (a)	3,605

329,600	Natura & Co. Holding SA (Personal Products) (b)	3,169

830,600	Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)	6,608

271,482	Raia Drogasil SA (Food & Staples Retailing)	7,536

581,900	Rumo SA (Road & Rail) (a)(b)	3,776

96,500	Suzano SA (Paper & Forest Products)	952

648,400	Tim Participacoes SA (Wireless Telecommunication Services)	2,526

554,600	Vale SA (Metals & Mining)	7,350

196,900	WEG SA (Machinery)	1,697

		84,005

	Cayman Islands — 0.54%

14,000	AAC Technologies Holdings, Inc. (Electronic Equipment, Instruments & Components)	122

103,000	Anta Sports Products Ltd. (Textiles, Apparel & Luxury Goods) (a)	922

24,000	China Mengniu Dairy Co. Ltd. (Food Products)	97

1,584,000	Geely Automobile Holdings Ltd. (Automobiles)	3,098

62,000	Kingsoft Corp. Ltd. (Software)^ (a)(b)	161

22,000	New Oriental Education & Technology Group, Inc., ADR (Diversified Consumer Services) (b)	2,668

2,706	SINA Corp. (Interactive Media & Services) (b)	108

		7,176

Shares	Security Description	Value (000)

	Chile — 0.52%

17,142	Banco de Credito e Inversiones SA (Banks)	$778

650,292	Empresas CMPC SA (Paper & Forest Products)	1,592

11,063,470	Enel Americas SA (Electric Utilities)	2,459

9,436,244	Enersis Chile SA (Electric Utilities)	885

77,887	LATAM Airlines Group SA (Airlines)	782

104,319	S.A.C.I. Falabella (Multiline Retail)	450

		6,946

	China — 25.00%

263,765	360 Security Technology, Inc., Class – A (Software)	891

1,200	51Job, Inc., ADR (Professional Services) (b)	102

24,100	58.com, Inc., ADR (Interactive Media & Services) (b)	1,560

6,274,000	Agricultural Bank of China Ltd., H Shares (Banks)	2,762

75,400	Air China Ltd. (Airlines)	105

118,000	Air China Ltd. (Airlines)	120

263,170	Alibaba Group Holding Ltd., ADR (Internet & Direct Marketing Retail) (b)	55,819

314,000	Aluminum Corp of China Ltd., H Shares (Metals & Mining) (b)	108

149,700	Anxin Trust Co. Ltd. (Capital Markets) (b)	95

6,100	Autobio Diagnostics Co. Ltd., Class – A (Health Care Equipment & Supplies)	85

8,900	Autohome, Inc., ADR (Interactive Media & Services) (b)	712

97,600	Avic Shenyang Aircraft Co. Ltd. (Aerospace & Defense) (b)	443

148,500	BAIC Bluepark New Energy Technology Co. Ltd. (Automobiles) (b)	125

186,000	BAIC Motor Corp. Ltd. (Automobiles) (a)	106

48,678	Baidu, Inc., ADR (Interactive Media & Services) (b)	6,153

14,859,100	Bank of China Ltd., H Shares (Banks)	6,350

5,579,000	Bank of Communications Co. Ltd., H Shares (Banks)	3,967

3,400	Baozun, Inc., ADR (Internet & Direct Marketing Retail)^ (b)	113

1,853,350	Beijing Dabeinong Technology Group Co. Ltd., Class – A (Food Products)	1,325

105,800	Beijing Sanju Environmental Protection And New Material Co. Ltd. (Chemicals)	96

152,400	Beijing Shiji Information Technology Co. Ltd. (Software)	853

23,000	Beijing Tiantan Biological Products Corp. Ltd. (Biotechnology)	92

122,000	Brilliance China Automotive Holdings Ltd. (Automobiles)	127

36,500	BTG Hotels Group Co. Ltd. (Hotels, Restaurants & Leisure)	108

109,053	BYD Co. Ltd. (Automobiles)	745

19,000	BYD Co. Ltd., H Shares (Automobiles)^	95

194,500	BYD Electronic International Co. Ltd. (Communications Equipment)	374

44,100	Centre Testing International Group Co. Ltd. (Professional Services)	94

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	China (continued)

68,000	China Aoyuan Group Ltd. (Real Estate Management & Development)	$111

432,000	China Cinda Asset Management Co. Ltd., H Shares (Capital Markets) (a)	98

75,100	China Communications Construction Co. Ltd. (Construction & Engineering)	99

2,828,000	China Communications Services Corp. Ltd., H Shares (Diversified Telecommunication Services)	2,061

1,259,000	China Conch Venture Holdings Ltd. (Machinery)	5,493

22,925,350	China Construction Bank Corp., H Shares (Banks)	19,801

242,500	China COSCO Shipping Holdings Co. Ltd., H Shares (Marine) (b)	98

176,000	China Eastern Airlines Corp. Ltd. (Airlines) (b)	98

1,641,000	China Everbright Bank Co. Ltd., H Shares (Banks)	762

38,000	China Evergrande Group (Real Estate Management & Development) (b)	105

174,000	China Galaxy Securities Co. Ltd., H Shares (Capital Markets)	103

607,000	China Huarong Asset Management Co. Ltd., H (Capital Markets) (a)	96

50,800	China International Capital Corp. Ltd. (Capital Markets)^ (a)	98

7,500	China International Travel Service Corp. Ltd. (Hotels, Restaurants & Leisure)	96

2,401,000	China Life Insurance Co. Ltd., H Shares (Insurance)	6,671

22,400	China Literature Ltd. (Media)^ (a)(b)	93

27,000	China Merchants Bank Co. Ltd. (Banks)	146

1,427,000	China Merchants Bank Co. Ltd., H Shares (Banks)	7,335

719,000	China Mobile Ltd. (Wireless Telecommunication Services) (a)	6,044

91,224	China Mobile Ltd., ADR (Wireless Telecommunication Services)	3,856

285,000	China Molybdenum Co. Ltd. (Metals & Mining)	122

102,000	China National Building Material Co. Ltd., H Shares (Construction Materials) (a)	114

197,450	China Northern Rare Earth Group High-Tech Co. Ltd. (Metals & Mining)	307

805,400	China Petroleum & Chemical Corp., H Shares (Oil, Gas & Consumable Fuels)	485

1,254,000	China Resources Cement Holdings Ltd. (Construction Materials) (a)	1,596

1,095,183	China Resources Land Ltd. (Real Estate Management & Development)	5,454

1,370,143	China Resources Power Holdings Co. Ltd. (Independent Power and Renewable Electricity Producers)	1,924

697,500	China Shenhua Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	1,457

162,000	China Southern Airlines Co. Ltd., H Shares (Airlines)	109

1,652,000	China Tower Corp. Ltd. (Diversified Telecommunication Services) (a)	365

Shares	Security Description	Value (000)

	China (continued)

38,000	China Transinfo Technology Co. Ltd. (IT Services)	$98

304,900	China Vanke Co. Ltd., H Shares (Real Estate Management & Development)	1,301

12,400	Chongqing Brewery Co. Ltd. (Beverages)	92

485,000	Chongqing Rural Commercial Bank Co. Ltd., H Shares (Banks)	248

13,500	Chongqing Zhifei Biological Products Co. Ltd. (Biotechnology)	96

192,000	CIFI Holdings Group Co. Ltd. (Real Estate Management & Development)	162

29,100	CITIC Securities Co. Ltd. (Capital Markets)	106

48,500	CITIC Securities Co. Ltd., H Shares (Capital Markets)	111

3,170,000	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	5,273

888,000	COSCO Shipping Holdings Co. Ltd. (Marine) (b)	672

3,291,000	Country Garden Holdings Co. (Real Estate Management & Development) (a)	5,271

413,678	Country Garden Services Holdings Co. Ltd., Series S (Commercial Services & Supplies) (a)	1,394

28,500	CSC Financial Co. Ltd. (Capital Markets)	124

73,400	Dongfang Electric Corp., Ltd. (Electrical Equipment)	97

45,200	East Money Information Co. Ltd. (Capital Markets)	102

418,000	ENN Energy Holdings Ltd. (Gas Utilities)	4,568

15,900	Eve Energy Co. Ltd. (Electrical Equipment) (b)	114

61,000	Fangda Carbon New Material Co. Ltd. (Electrical Equipment) (b)	106

133,400	Focus Media Information Technology Co. Ltd. (Technology Hardware, Storage & Peripherals)	120

119,927	Foshan Haitian Flavouring & Food Co. Ltd. (Food Products)	1,851

25,400	Fujian Sunner Development Co. Ltd. (Food Products)	88

1,612,800	Fuyao Glass Industry Group Co. Ltd. (Auto Components)	4,937

18,700	GDS Holdings Ltd., ADR (IT Services) (b)	965

78,000	Genscript Biotech Corp. (Life Sciences Tools & Services) (a)(b)	177

85,000	GF Securities Co. Ltd., Class – H (Capital Markets)	104

3,700	Gigadevice Semiconductor Beijing, Inc. (Semiconductors & Semiconductor Equipment)	109

91,500	Grandjoy Holdings Group Co. Ltd. (Real Estate Management & Development)	94

164,500	Great Wall Motor Co. Ltd., H Shares (Automobiles)	122

43,000	Gree Electric Appliances, Inc. (Household Durables)	405

598,000	Guangzhou Automobile Group Co. Ltd., H Shares (Automobiles)	743

58,800	Guotai Junan Securities Co. Ltd. (Capital Markets) (a)	104

21,000	Haidilao International Holding Ltd. (Hotels, Restaurants & Leisure) (a)	84

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	China (continued)

45,900	Haitong Securities Co. Ltd. (Capital Markets)	$102

88,400	Haitong Securities Co. Ltd., H Shares (Capital Markets)	104

16,600	Hefei Meiya Optoelectronic Technology, Inc. (Machinery)	93

45,000	Hengli Petrochemical Co. Ltd. (Chemicals)	104

6,800	Hithink Royalflush Information Network Co. Ltd. (Capital Markets)	107

54,000	Hua Hong Semiconductor Ltd. (Semiconductors & Semiconductor Equipment) (a)	123

25,200	Huadong Medicine Co. Ltd. (Health Care Providers & Services)	88

59,000	Huatai Securities Co. Ltd., Class – H (Capital Markets) (a)	104

2,500	Huazhu Group Ltd., ADR (Hotels, Restaurants & Leisure)	100

4,100	Huya, Inc., ADR (Entertainment) (b)	74

100,900	Iflytek Co. Ltd. (Software)	499

12,650,440	Industrial & Commercial Bank of China Ltd., H Shares (Banks)	9,741

492,300	Inner Mongolia Baotou Steel Union Co. Ltd. (Metals & Mining)	93

245,200	Inner Mongolia Mengdian Huaneng Thermal Power Corp. (Independent Power and Renewable Electricity Producers)	97

20,700	Inspur Electronic Information Industry Co. Ltd. (Technology Hardware, Storage & Peripherals)	89

11,100	iQiyi, Inc., ADR (Entertainment) (b)	234

140,900	JD.com, Inc., ADR (Internet & Direct Marketing Retail) (b)	4,965

1,516,000	Jiangsu Expressway Co. Ltd., H Shares (Transportation Infrastructure)	2,078

230,703	Jiangsu Hengrui Medicine Co. Ltd. (Pharmaceuticals)	2,899

271,600	Jiangxi Zhengbang Technology Co. Ltd. (Food Products)	632

98,300	Jinke Properties Group Co. Ltd. (Real Estate Management & Development)	108

1,500	JOYY, Inc., ADR (Interactive Media & Services) (b)	79

14,100	Juewei Food Co. Ltd. (Food Products)	94

376,000	Kaisa Group Holdings Ltd. (Real Estate Management & Development)	180

34,000	Kingboard Holdings Ltd. (Electronic Equipment, Instruments & Components)	108

572,000	Kingdee International Software Group Co. Ltd. (Software) (a)	572

600	Kweichow Moutai Co. Ltd. (Beverages)	102

139,000	Lee & Man Paper Manufacturing Ltd. (Paper & Forest Products)	105

46,500	Lens Technology Co. Ltd. (Electronic Equipment, Instruments & Components)	92

278,500	LI Ning Co. Ltd. (Textiles, Apparel & Luxury Goods) (a)	834

264,173	Luxshare Precision Industry Co. Ltd. (Electrical Equipment)	1,385

113,500	Luye Pharma Group Ltd. (Pharmaceuticals) (a)	85

Shares	Security Description	Value (000)

	China (continued)

218,160	Meinian Onehealth Healthcare Holdings Co. Ltd. (Health Care Providers & Services)	$466

36,500	Meituan Dianping (Internet & Direct Marketing Retail) (b)	477

481,788	Midea Group Co. Ltd., Class – A (Household Durables)	4,029

34,300	Momo, Inc., ADR (Interactive Media & Services)	1,149

63,000	Muyuan Foodstuff Co. Ltd. (Food Products)	803

61,400	Nanji E-Commerce Co. Ltd. (Media) (b)	97

8,139	NetEase, Inc., ADR (Entertainment)	2,496

22,400	New China Life Insurance Co. Ltd., H Shares (Insurance) (a)	96

78,300	NIO, Inc., ADR (Automobiles)^ (b)	315

5,300	Noah Holdings Ltd., ADR (Capital Markets) (b)	188

150,400	Oceanwide Holdings Co. Ltd. (Real Estate Management & Development)	98

77,290	O-FILM Tech Co. Ltd. (Electronic Equipment, Instruments & Components) (b)	173

11,200	Ovctek China, Inc. (Health Care Equipment & Supplies)	76

74,400	Perfect World Co. Ltd., Class – A (Entertainment)	471

6,696,000	PetroChina Company Ltd., H Shares (Oil, Gas & Consumable Fuels)	3,360

10,821	Pinduoduo, Inc., ADR (Internet & Direct Marketing Retail) (b)	409

1,743,152	Ping An Insurance Group Company of China Ltd. (Insurance)	20,605

230,400	Rongsheng Petro Chemical Co. Ltd., Class – A (Chemicals)	410

53,500	SDIC Capital Co. Ltd. (Capital Markets)	116

142,000	Seazen Group Ltd. (Real Estate Management & Development)^ (a)	173

1,772,500	Semiconductor Manufacturing International Corp. (Semiconductors & Semiconductor Equipment) (b)	2,716

120,299	Shandong Buchang Pharmaceuticals Co. Ltd., Class – A (Pharmaceuticals)	356

26,900	Shandong Sinocera Functional Material Co. Ltd. (Chemicals)	88

136,100	Shanghai Electric Group Co. Ltd. (Electrical Equipment)	97

181,000	Shanghai Industrial Holdings Ltd. (Industrial Conglomerates)	348

2,278,800	Shanghai Pharmaceuticals Holding Co. Ltd., H Shares (Health Care Providers & Services)	4,434

43,600	Shanghai Zhangjiang High-Tech Park Development Co. (Real Estate Management & Development)	96

82,200	Shanxi Meijin Energy Co. Ltd. (Oil, Gas & Consumable Fuels) (b)	111

41,500	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. (Pharmaceuticals)	116

77,800	Shenzhen Kangtai Biological Products Co. Ltd. (Biotechnology)	981

32,900	Shenzhen Kingdom Sci-Tech Co. Ltd. (Software) (b)	97

873,000	Shimao Property Holdings Ltd. (Real Estate Management & Development)	3,384

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	China (continued)

26,100	Sichuan Kelun Pharmaceutical Co. Ltd. (Pharmaceuticals)	$88

334,000	Sinopec Shanghai Petrochemical Co. Ltd., H Shares (Chemicals)	101

54,000	Sinotruk Hong Kong Ltd. (Machinery)	115

1,147,500	SOHO China Ltd. (Real Estate Management & Development)	433

146,065	Songcheng Performance Development Co. Ltd., Class – A (Hotels, Restaurants & Leisure)	648

53,221	Spring Airlines Co. Ltd., Class – A (Airlines)	335

155,000	Sunac China Holdings Ltd. (Real Estate Management & Development) (a)	926

52,900	Sunny Optical Technology Group Co. Ltd. (Electronic Equipment, Instruments & Components)	916

30,900	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class – A (Electronic Equipment, Instruments & Components)	103

76,200	TAL Education Group, ADR (Diversified Consumer Services) (b)	3,673

407,700	Tech-Bank Food Co. Ltd. (Food Products) (b)	735

1,211,128	Tencent Holdings Ltd. (Interactive Media & Services) (a)	58,383

15,400	Tencent Music Entertainment Group, ADR (Entertainment) (b)	181

207,300	The Pacific Securities Co. Ltd. (Capital Markets) (b)	113

164,295	Tianqi Lithium Corp. (Chemicals)	712

149,600	Toly Bread Co. Ltd. (Food Products)	911

83,200	Tonghua Dongbao Pharmaceutical Co. Ltd. (Pharmaceuticals)	151

89,000	Transfar Zhilian Co. Ltd. (Chemicals)	89

49,000	Trip.com Group Ltd., ADR (Internet & Direct Marketing Retail) (b)	1,643

22,100	Unisplendour Corp. Ltd., Class – A (Electronic Equipment, Instruments & Components)	100

56,563	Vipshop Holdings Ltd., ADR (Internet & Direct Marketing Retail) (b)	801

495,575	Walvax Biotechnology Co Ltd., Class – A (Biotechnology)	2,308

72,200	Wangsu Science & Technology Co. Ltd., Class – A (IT Services)	99

8,500	Weibo Corp., ADR (Interactive Media & Services) (b)	394

50,500	Weichai Power Co. Ltd. (Machinery)	115

54,000	Weichai Power Co. Ltd. (Machinery)	114

17,300	Wens Foodstuffs Group Co. Ltd. (Food Products)	83

31,000	Wuhan Guide Infrared Co. Ltd. (Electronic Equipment, Instruments & Components)	93

4,800	Wuliangye Yibin Co. Ltd. (Beverages)	92

27,600	WUS Printed Circuit Kunshan Co. Ltd. (Electronic Equipment, Instruments & Components)	88

35,000	Wuxi Biologics Cayman, Inc. (Life Sciences Tools & Services) (a)(b)	443

170,000	Xiaomi Corp. (Technology Hardware, Storage & Peripherals) (a)(b)	236

Shares	Security Description	Value (000)

	China (continued)

51,700	Xinjiang Goldwind Science & Technology Co. Ltd. (Electrical Equipment)	$89

9,300	Yealink Network Technology Corp. Ltd. (Communications Equipment)	97

61,000	Yihai International Holdings (Food Products)	358

54,600	Yintai Gold Co. Ltd. (Metals & Mining)	107

92,520	Yonyou Network Technology Co. Ltd. (Software)	377

229,100	Yunda Holding Co. Ltd. (Air Freight & Logistics)	1,095

204,000	Yuzhou Properties Co. Ltd. (Real Estate Management & Development) (a)	112

28,000	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (Pharmaceuticals)	442

9,600	Zhejiang Dingli Machinery Co. Ltd. (Machinery)	99

1,094,000	Zhejiang Expressway Co. Ltd., H Shares (Transportation Infrastructure)	997

48,300	Zhejiang Longsheng Group Co. Ltd. (Chemicals)	100

61,300	Zhejiang Semir Garment Co. Ltd. (Textiles, Apparel & Luxury Goods)	87

8,200	Zhejiang Supor Co. Ltd. (Household Durables)	90

75,900	Zheshang Securities Co. Ltd. (Capital Markets)	121

29,200	ZhongAn Online P&C Insurance Co. Ltd. (Insurance)^ (a)(b)	105

15,300	Zhongji Innolight Co. Ltd. (Machinery)	115

63,500	Zhongsheng Group Holdings Ltd. (Specialty Retail)	260

120,400	Zoomlion Heavy Industry Science & Technology Co. Ltd., H Shares (Machinery)	101

170,500	ZTE Corp. (Communications Equipment) (b)	866

32,600	ZTE Corp., H Shares (Communications Equipment) (b)	100

12,800	ZTO Express Cayman, Inc., ADR (Air Freight & Logistics)	299

		334,700

	Colombia — 0.22%

2,938,428	Ecopetrol SA (Oil, Gas & Consumable Fuels)	2,965

	Czech Republic — 0.06%

196,480	Moneta Money Bank A/S (Banks) (a)	737

	Egypt — 0.22%

560,438	Commercial International Bank Egypt SAE (Banks)	2,908

	Greece — 0.32%

42,366	Alpha Bank SA (Banks) (b)	91

258,890	Hellenic Telecommunication Organization SA (Diversified Telecommunication Services)	4,141

		4,232

	Hong Kong — 2.71%

1,370,000	AIA Group Ltd. (Insurance)	14,382

6,640,000	Alibaba Pictures Group Ltd. (Entertainment) (b)	1,167

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Hong Kong (continued)

144,000	China Ding Yi Feng Holdings Ltd. (Capital Markets)	$—

1,745,182	China Everbright International Ltd. (Commercial Services & Supplies)	1,400

58,000	China Everbright Ltd. (Capital Markets)	108

2,368,000	China Jinmao Holdings Group Ltd. (Real Estate Management & Development) (a)	1,845

1,830,000	China Overseas Land & Investment Ltd. (Real Estate Management & Development)	7,128

112,000	China State Construction International Holdings Ltd. (Construction & Engineering)	102

38,200	China Taiping Insurance Holdings Co. Ltd. (Insurance) (a)	95

150,000	CSPC Pharmaceutical Group Ltd. (Pharmaceuticals) (a)	358

1,172,000	Far East Horizon Ltd. (Diversified Financial Services) (a)	1,098

67,000	Fosun International Ltd. (Industrial Conglomerates)	98

62,400	Guangzhou R&F Properties Co. Ltd., H Shares (Real Estate Management & Development)^ (a)	115

358,000	Hengan International Group Co. Ltd. (Personal Products)	2,550

25,200	Hutchison China Meditech Ltd., ADR (Pharmaceuticals) (b)	632

88,500	Kingboard Laminates Holdings Ltd. (Electronic Equipment, Instruments & Components)	110

117,000	KWG Group Holdings Ltd. (Real Estate Management & Development)	164

124,000	Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)	83

100,000	Nexteer Automotive Group Ltd. (Auto Components) (a)	91

1,135,501	Samsonite International SA (Textiles, Apparel & Luxury Goods)	2,725

490,000	Sino Biopharmaceutiical Ltd. (Pharmaceuticals)	685

678,000	Sino-Ocean Land Holdings Ltd. (Real Estate Management & Development)	272

4,500,000	Yuexiu Property Co. Ltd. (Real Estate Management & Development)	1,040

		36,248

	Hungary — 0.69%

184,359	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	1,839

86,621	OTP Bank Nyrt PLC (Banks)	4,535

129,491	Richter Gedeon Nyrt (Pharmaceuticals)	2,818

		9,192

	India — 9.87%

808,887	Adani Ports and Special Economic Zone Ltd. (Transportation Infrastructure)	4,148

319,100	Ambuja Cements Ltd. (Construction Materials)	877

34,614	Aurobindo Pharma Ltd. (Pharmaceuticals) (a)	222

88,627	Avenue Supermarts Ltd. (Food & Staples Retailing) (a)(b)	2,283

387,549	Axis Bank Ltd. (Banks) (a)	4,095

Shares	Security Description	Value (000)

	India (continued)

63,617	Bajaj Auto Ltd. (Automobiles)	$2,839

43,704	Bajaj Finance Ltd. (Consumer Finance) (a)	2,593

8,504	Bajaj Finserv Ltd. (Insurance)	1,119

243,767	Bharat Petroleum Corp. Ltd. (Oil, Gas & Consumable Fuels)	1,679

8,842,285	Chennai Super Kings Cricket Ltd. (Entertainment) (b)	—

1,105,871	Coal India Ltd. (Oil, Gas & Consumable Fuels)	3,275

158,989	Dr. Reddy’s Laboratories Ltd., ADR (Pharmaceuticals)	6,451

1,202	Eicher Motors Ltd. (Automobiles) (a)	379

479,732	GAIL India Ltd. (Gas Utilities)	814

133,690	HCL Technologies Ltd. (IT Services)	1,064

261,330	HDFC Bank Ltd. (Banks)	4,658

97,074	Hero MotoCorp Ltd. (Automobiles)	3,323

610,513	Housing Development Finance Corp. Ltd. (Thrifts & Mortgage Finance)	20,637

1,046,109	ICICI Bank Ltd. (Banks)	7,899

389,156	Infosys Ltd. (IT Services)	3,987

1,317,147	ITC Ltd. (Tobacco) (a)	4,387

738,990	Mahindra & Mahindra Ltd. (Automobiles)	5,504

837,768	NTPC Ltd. (Independent Power and Renewable Electricity Producers) (a)	1,397

562,281	Oil & Natural Gas Corp. Ltd. (Oil, Gas & Consumable Fuels)	1,015

19,352	Pidilite Industries Ltd. (Chemicals)	376

542,013	Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	11,498

136,393	Rural Electrification Corp. Ltd. (Diversified Financial Services)	273

5,607	Shree Cement Ltd. (Construction Materials) (a)	1,600

1,076,115	State Bank of India (Banks) (a)(b)	5,032

552,713	Tata Consultancy Services Ltd. (IT Services) (a)	16,741

38,270	Tata Motors Ltd. (Automobiles) (b)	99

226,883	Tata Power Co. Ltd. (Electric Utilities)	180

499,758	Tata Steel Ltd. (Metals & Mining)	3,305

19,873	Titan Co. Ltd. (Textiles, Apparel & Luxury Goods)	331

41,901	Ultra Tech Cement Ltd. (Construction Materials)	2,376

222,144	United Spirits Ltd. (Beverages) (b)	1,866

382,804	Vedanta Ltd. (Metals & Mining)	818

828,213	Wipro Ltd. (IT Services) (a)	2,852

22,406	ZEE Entertainment Enterprises Ltd. (Media) (a)	92

		132,084

	Indonesia — 2.08%

687,800	Indah Kiat Pulp & Paper TBK (Paper & Forest Products)	381

286,100	Pabrik Kertas Tjiwi (Paper & Forest Products)	212

1,627,800	PT Astra International Tbk (Automobiles)	812

2,136,400	PT Bank Central Asia Tbk (Banks)	5,145

16,210,000	PT Bank Rakyat Indonesia Persero Tbk (Banks)	5,139

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Indonesia (continued)

2,244,400	PT Charoen Pokphand Indonesia Tbk (Food Products)	$1,051

436,600	PT Indocement Tunggal Prakarsa Tbk (Construction Materials)	598

2,506,800	PT Indofood Sukses Makmur Tbk (Food Products)	1,431

50,910,026	PT Kalbe Farma Tbk (Pharmaceuticals)	5,942

3,254,500	PT Perusahaan Gas Negara Tbk (Gas Utilities)	509

913,200	PT Semen Gresik (Persero) Tbk (Construction Materials)	790

15,999,350	PT Telekomunikasi Indonesia Persero Tbk (Diversified Telecommunication Services) (a)	4,576

814,800	PT United Tractors Tbk (Oil, Gas & Consumable Fuels)	1,264

		27,850

	Luxembourg — 0.01%

1,000	Globant SA (Software) (b)	106

	Malaysia — 1.45%

741,500	AMMB Holdings Berhad (Banks)	709

2,347,300	Dialog Group Berhad (Energy Equipment & Services)	1,980

281,400	Hartalega Holdings Berhad (Health Care Equipment & Supplies)	377

1,093,800	IHH Healthcare Berhad (Health Care Providers & Services)	1,463

2,223,000	IOI Corp. Berhad (Food Products)	2,506

857,914	Malayan Banking Berhad (Banks)	1,812

741,400	Maxis Berhad (Wireless Telecommunication Services) (a)	965

2,095,300	Press Metal Aluminum Holdings (Metals & Mining)	2,383

95,000	Public Bank Berhad (Banks)	452

1,414,700	Ql Resources Berhad (Food Products)	2,814

1,695,900	Sime Darby Berhad (Industrial Conglomerates)	921

1,695,900	Sime Darby Plantation Berhad (Food Products)	2,260

310,700	Top Glove Corp. Berhad (Health Care Equipment & Supplies)	357

1,566,312	YTL Corp. Berhad (Multi-Utilities)	375

		19,374

	Mexico — 2.34%

5,161,500	America Movil SAB de CV (Wireless Telecommunication Services)	4,123

2,686,000	CEMEX SAB de CV (Construction Materials)	1,006

386,200	Coca-Cola Femsa SAB de CV (Beverages)	2,347

573,300	Fibra Uno Amdinistracion SA (Equity Real Estate Investment Trusts) (a)	888

90,211	Fomento Economico Mexicano SAB de CV, ADR (Beverages)	8,526

204,305	Grupo Aeroportuario del Sureste SAB de CV, Class – B (Transportation Infrastructure)	3,826

363,500	Grupo Bimbo SAB de CV, Series A (Food Products)	662

Shares	Security Description	Value (000)

	Mexico — (continued)

461,100	Grupo Financiero Banorte SAB de CV (Banks)	$2,577

724,545	Grupo Mexico SAB de CV, Series B (Metals & Mining)	1,988

255,700	Grupo Televisa SAB de CV (Media)	600

1,231,800	Kimberly-Clark de Mexico SAB de CV, A Shares (Household Products)	2,444

1,063,125	Orbia Advance Corp SAB de CV (Chemicals)	2,268

		31,255

	Netherlands — 0.24%

42,500	Prosus N.V. (Internet & Direct Marketing Retail) (b)	3,171

	Peru — 0.71%

154,656	Compania de Minas Buenaventura SA, ADR (Metals & Mining)	2,335

700	Credicorp Ltd. (Banks)	149

33,100	Credicorp Ltd. (Banks)	7,055

		9,539

	Philippines — 1.14%

1,181,140	Aboitiz Equity Ventures, Inc. (Industrial Conglomerates) (a)	1,201

719,500	Aboitiz Power Corp. (Independent Power and Renewable Electricity Producers)	486

2,876,473	Metropolitan Bank & Trust Co. (Banks)	3,766

17,765	PLDT, Inc. (Wireless Telecommunication Services)	347

457,290	SM Investments Corp. (Industrial Conglomerates)	9,420

		15,220

	Poland — 0.63%

189,543	Bank Pekao SA (Banks) (a)	5,020

4,987	CD Projekt SA (Entertainment)	368

3,670	KGHM Polska Miedz SA (Metals & Mining) (b)	92

236,005	Powszechny Zaklad Ubezpieczen SA (Insurance) (a)	2,491

269,900	Telekomunikacja Polska SA (Diversified Telecommunication Services) (b)	507

		8,478

	Qatar — 0.45%

1,361,550	Industries Qatar QSC (Industrial Conglomerates)	3,845

125,342	Mesaieed Petrochemical Holding Co. (Chemicals)	86

277,120	Qatar National Bank (Banks)	1,568

427,550	The Commercial Bank of Qatar QSC (Banks)	552

		6,051

	Russia — 2.74%

280,855	Gazprom PJSC, ADR (Oil, Gas & Consumable Fuels)	2,311

939,810	Gazprom PJSC (Oil, Gas & Consumable Fuels)	3,891

63,788	LUKOIL (Oil, Gas & Consumable Fuels)	6,355

38,160	LUKOIL PJSC, ADR (Oil, Gas & Consumable Fuels)	3,785

25,937	Novatek OAO, Registered Shares, GDR (Oil, Gas & Consumable Fuels)	5,265

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Russia (continued)

1,013,417	Sberbank of Russia PJSC (Banks)	$4,169

231,938	Sberbank of Russia PJSC, ADR (Banks)	3,813

113,164	Severstal, Registered Shares, GDR (Metals & Mining)	1,713

55,190	Tatneft PJSC, Class – S (Oil, Gas & Consumable Fuels)	677

2,363,836	The Moscow Exchange (Capital Markets)	4,113

814,600,000	VTB Bank PJSC (Banks)	604

		36,696

	Saudi Arabia — 1.38%

63,145	Advanced Petrochemical Co. (Chemicals)	832

149,250	Al Rajhi Bank (Banks)	2,603

103,614	Banque Saudi Fransi (Banks)	1,047

16,955	Bupa Arabia For Cooperative Insurance Co. (Insurance)	463

162,908	Dar Al Arkan Real Estate Development Co. (Real Estate Management & Development) (b)	478

262,721	Emaar Economic City (Real Estate Management & Development) (b)	669

15,003	Etihad Etisalat Co. (Wireless Telecommunication Services) (b)	100

166,492	National Commercial Bank (Banks)	2,186

286,661	Riyad Bank (Banks)	1,834

46,591	Sahara International Petrochemical Co. (Chemicals)	223

59,797	Saudi Arabian Fertilizer Co. (Chemicals)	1,236

98,341	Saudi Arabian Mining Co. (Metals & Mining) (b)	1,164

78,058	Saudi Basic Industries Corp. (Chemicals)	1,954

31,231	Saudi Industrial Investment Group (Chemicals)	200

127,544	Saudi Kayan Petrochemical Co. (Chemicals) (b)	377

62,907	Saudi Telecom Co. (Diversified Telecommunication Services)	1,707

119,910	The Saudi British Bank (Banks)	1,109

37,378	The Savola Group (Food Products) (b)	342

		18,524

	South Africa — 5.34%

8,100	Absa Group Ltd. (Banks)	86

50,032	Anglo American Platinum Ltd. (Metals & Mining)	4,673

84,699	AngloGold Ashanti Ltd. (Metals & Mining)	1,915

11,124	Aspen Pharmacare Holdings Ltd. (Pharmaceuticals) (b)	95

69,391	Bid Corp. Ltd. (Food & Staples Retailing)	1,637

6,139	Bidvest Group Ltd. (Industrial Conglomerates)	90

440,153	Clicks Group Ltd. (Food & Staples Retailing)	8,068

485,946	Discovery Ltd. (Insurance) (a)	4,188

109,992	Exxaro Resources Ltd. (Oil, Gas & Consumable Fuels) (a)	1,030

987,428	FirstRand Ltd. (Diversified Financial Services) (a)	4,429

23,283	Gold Fields Ltd. (Metals & Mining)	159

Shares	Security Description	Value (000)

	South Africa (continued)

625,187	Growthpoint Properties Ltd. (Equity Real Estate Investment Trusts)	$987

15,823	Investec Ltd. (Capital Markets)	94

3,537	Kumba Iron Ore Ltd. (Metals & Mining)	105

51,643	Liberty Holdings Ltd. (Insurance)	408

628,024	Life Healthcare Group Holdings Ltd. (Health Care Providers & Services)	1,106

542,500	Momentum Metropolitan Holdings (Insurance) (a)	847

8,188	Mr. Price Group Ltd. (Specialty Retail)	107

286,830	MTN Group Ltd. (Wireless Telecommunication Services)	1,690

79,012	MultiChoice Group Ltd. (Media) (b)	658

158,610	Naspers Ltd. (Media)	25,956

5,586	Nedbank Group Ltd. (Banks) (a)	86

65,767	Old Mutual Ltd. (Insurance)	92

5,531	PSG Group Ltd. (Diversified Financial Services)	93

43,185	Rand Merchant Investment Holdings Ltd. (Insurance)	95

1,249,711	Redefine Properties Ltd. (Equity Real Estate Investment Trusts)	675

7,269	Remgro Ltd. (Diversified Financial Services)	101

16,119	RMB Holdings Ltd. (Diversified Financial Services)	93

16,089	Sanlam Ltd. (Insurance) (a)	91

142,761	Sasol Ltd. (Chemicals)	3,095

9,822	Shoprite Holdings Ltd. (Food & Staples Retailing)	88

840,107	Sibanye Gold Ltd. (Metals & Mining) (b)	2,154

368,878	Standard Bank Group Ltd. (Banks)	4,435

23,610	Telkom SA SOC Ltd. (Diversified Telecommunication Services)	59

175,684	The Foschini Group Ltd. (Specialty Retail)	1,876

22,743	Woolworths Holdings Ltd. (Multiline Retail) (a)	79

		71,440

	South Korea — 10.74%

19,951	AmorePacific Corp. (Personal Products)	3,451

7,018	Celltrion Healthcare Co. Ltd. (Health Care Providers & Services) (b)	322

18,272	Celltrion, Inc. (Biotechnology)^ (b)	2,860

11,088	CJ Cheiljedang Corp. (Food Products)	2,421

3,672	Daewoo Shipbuilding & Marine Engineering Co. Ltd. (Machinery) (b)	88

20,870	Dongbu Insurance Co. Ltd. (Insurance) (a)	944

14,244	E-Mart Co. Ltd. (Food & Staples Retailing)	1,571

7,366	Fila Korea Ltd. (Textiles, Apparel & Luxury Goods)	338

30,590	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	1,365

46,765	Hana Financial Group, Inc. (Banks)	1,492

2,925	Hankook Tire & Technology Co. Ltd. (Auto Components)	85

470,153	Hanon Systems (Auto Components)^	4,534

42,887	Hanwha Life Insurance Co. Ltd. (Insurance)	86

3,634	HDC Hyundai Development Co. Engineering & Construction (Construction & Engineering)	81

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	South Korea (continued)

3,023	Helixmith Co. Ltd. (Biotechnology) (b)	$242

10,622	HLB, Inc. (Leisure Products)^ (b)	1,055

5,698	Hotel Shilla Co. Ltd. (Specialty Retail)	447

32,747	Hyundai Engineering & Construction Co. Ltd. (Construction & Engineering)	1,198

18,178	Hyundai Marine & Fire Insurance Co. Ltd. (Insurance)	424

18,489	Hyundai Mobis Co. Ltd. (Auto Components)	4,093

30,947	Hyundai Motor Co. Ltd. (Automobiles)	3,225

42,225	Industrial Bank of Korea (Banks)	431

70,198	Kangwon Land, Inc. (Hotels, Restaurants & Leisure)	1,797

48,138	KB Financial Group, Inc. (Banks) (a)	1,984

111,768	Kia Motors Corp. (Automobiles)	4,282

52,858	Korea Electric Power Corp. (Electric Utilities) (b)	1,271

16,803	Korea Shipbuilding & Offshore Engineering Co. Ltd. (Machinery) (b)	1,839

34,183	KT&G Corp. (Tobacco) (a)	2,773

6,700	Kumho Petro Chemical Co. Ltd. (Chemicals)	449

35,797	LG Display Co. Ltd. (Electronic Equipment, Instruments & Components) (b)	503

630	LG Household & Health Care Ltd. (Personal Products)	687

849	LG Innotek Co. Ltd. (Electronic Equipment, Instruments & Components)	103

1,278	Medy-Tox, Inc. (Biotechnology)	333

87,500	Mirae Asset Daewoo Co. Ltd. (Capital Markets)	571

22,275	Naver Corp. (Interactive Media & Services)	3,593

11,738	NCsoft Corp. (Entertainment)	5,492

88,865	Pan Ocean Co. Ltd. (Marine) (b)	349

16,203	POSCO (Metals & Mining)	3,314

6,713	POSCO Chemical Co. Ltd. (Construction Materials)^	286

9,828	Posco International Corp. (Trading Companies & Distributors)	159

3,213	Samsung Biologics Co. Ltd. (Life Sciences Tools & Services) (a)(b)	1,203

16,220	Samsung Card Co. Ltd. (Consumer Finance)	541

10,104	Samsung Electro-Mechanics Co. Ltd. (Electronic Equipment, Instruments & Components)	1,092

784,821	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	37,873

54,624	Samsung Engineering Co. Ltd. (Construction & Engineering) (a)(b)	907

33,726	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	7,102

4,798	Samsung SDI Co. Ltd. (Electronic Equipment, Instruments & Components)	979

313,035	Shinhan Financial Group Co. Ltd. (Banks)	11,736

155,698	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	12,671

20,360	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)^	2,641

42,094	SK Telecom Co. Ltd., ADR (Wireless Telecommunication Services)	973

4,528	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	932

Shares	Security Description	Value (000)

	South Korea (continued)

28,080	Woongjin Coway Co. Ltd. (Household Durables)	$2,261

226,272	Woori Financial Group, Inc. (Banks) (b)	2,270

		143,719

	Taiwan — 11.65%

74,000	Airtac International Group (Machinery)	1,152

1,342,672	ASE Technology Holding Co. Ltd., Class – H (Semiconductors & Semiconductor Equipment)	3,727

787,971	Asia Cement Corp. (Construction Materials)	1,260

313,000	Asustek Computer, Inc. (Technology Hardware, Storage & Peripherals)	2,417

30,000	Catcher Technology Co. Ltd. (Technology Hardware, Storage & Peripherals)	227

1,126,000	Cheng Shin Rubber Industry Co. Ltd. (Auto Components)	1,570

383,049	Chicony Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	1,137

5,034,000	China Development Financial Holding Corp. (Banks)	1,634

307,000	Chunghwa Telecom Co. Ltd. (Diversified Telecommunication Services)	1,127

1,359,000	Compal Electronics, Inc. (Technology Hardware, Storage & Peripherals)	855

4,550,867	E.Sun Financial Holding Co. Ltd. (Banks)	4,235

42,000	ECLAT Textile Co. Ltd. (Textiles, Apparel & Luxury Goods)	565

454,000	Far EasTone Telecommunications Co. Ltd. (Wireless Telecommunication Services)	1,092

539,000	Formosa Taffeta Co. Ltd. (Textiles, Apparel & Luxury Goods)	615

2,709,996	Fubon Financial Holding Co. Ltd. (Diversified Financial Services)	4,195

356,000	Giant Manufacturing Co. Ltd. (Leisure Products)	2,530

51,000	Globalwafers Co. Ltd. (Semiconductors & Semiconductor Equipment)	651

58,700	Highwealth Construction Corp. (Real Estate Management & Development)	91

183,340	Hiwin Technologies Corp. (Machinery)	1,718

1,201,000	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	3,638

399,000	Innolux Corp. (Electronic Equipment, Instruments & Components)	111

839,000	Inventec Corp. (Technology Hardware, Storage & Peripherals)	640

60,165	Largan Precision Co. Ltd. (Electronic Equipment, Instruments & Components)	10,036

1,231,554	Lite-On Technology Corp. (Technology Hardware, Storage & Peripherals)	2,028

499,962	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	7,397

3,561,477	Mega Financial Holding Co. Ltd. (Banks)	3,636

58,000	Nanya Technology Corp. (Semiconductors & Semiconductor Equipment) (a)	161

71,000	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	519

589,000	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	1,344

99,620	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	130

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Common Stocks (continued)

	Taiwan (continued)

150,000	Powertech Technology, Inc. (Semiconductors & Semiconductor Equipment)	$499

2,761,000	President Enterprises Corp. (Food Products)	6,835

1,369,000	Quanta Computer, Inc. (Technology Hardware, Storage & Peripherals)	2,937

179,280	Ruentex Development Co. Ltd. (Real Estate Management & Development)	270

225,000	Ruentex Industries Ltd. (Textiles, Apparel & Luxury Goods)	552

1,533,200	Standard Foods Corp. (Food Products)	3,560

637,900	Synnex Technology International Corp. (Electronic Equipment, Instruments & Components)	798

1,410,189	Taiwan Cement Corp. (Construction Materials)	2,056

249,000	Taiwan Mobile Co. Ltd. (Wireless Telecommunication Services)	930

6,104,155	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	67,407

1,683,000	Tatung Co. Ltd. (Household Durables) (b)	1,179

176,243	The Shanghai Commercial & Savings Bank Ltd. (Banks)	306

1,000	Vanguard International Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	3

59,000	Walsin Technology Corp. (Electronic Equipment, Instruments & Components)	470

42,000	Win Semiconductors Corp. (Semiconductors & Semiconductor Equipment)	412

238,000	Winbond Electronics Corp. (Semiconductors & Semiconductor Equipment)	155

1,877,155	Wistron Corp. (Technology Hardware, Storage & Peripherals)	1,775

686,400	WPG Holdings Ltd. (Electronic Equipment, Instruments & Components)	895

29,000	Yageo Corp. (Electronic Equipment, Instruments & Components)	423

5,945,000	Yuanta Financial Holding Co. Ltd. (Capital Markets)	4,006

		155,906

	Thailand — 2.13%

275,000	Advanced Info Service Public Co. Ltd. (Wireless Telecommunication Services)	1,956

379,300	Airports of Thailand PCL (Transportation Infrastructure)	940

12,200	Bangkok Bank Public Co. Ltd. – Foreign Registered Shares (Banks)	65

16,300	Bangkok Bank Public Co. Ltd. – NVDR (Banks)	87

946,200	Banpu Public Co. Ltd., Registered Shares (Oil, Gas & Consumable Fuels)	376

691,100	Berli Jucker PCL (Food & Staples Retailing)	969

3,111,600	BTS Group Holdings PCL (Road & Rail)	1,371

619,000	Delta Electronics Public Co. Ltd. – NVDR (Electronic Equipment, Instruments & Components)	3,129

688,700	Energy Absolute PCL (Independent Power and Renewable Electricity Producers)	1,006

415,000	Gulf Energy Development PCL (Independent Power and Renewable Electricity Producers)	2,300

Shares	Security Description	Value (000)

	Thailand (continued)

89,800	Indorama Ventures PCL – NVDR (Chemicals)	$105

702,400	Kasikornbank Public Co. Ltd. (Banks)	3,541

6,748,600	Krung Thai Bank Public Co. Ltd., Registered Shares (Banks)	3,695

682,900	Minor International PCL (Hotels, Restaurants & Leisure)	821

1,177,700	Muangthai Capital PCL (Consumer Finance)	2,507

429,142	PTT Chemical Public Co. Ltd. (Chemicals)	817

634,175	PTT Exploration & Production Public Co. Ltd. (Oil, Gas & Consumable Fuels)	2,637

108,400	Robinson PCL (Multiline Retail)	239

411,000	Siam Commercial Bank Public Co. Ltd. – NVDR (Banks)	1,674

98,100	Thai Oil Public Co. Ltd. (Oil, Gas & Consumable Fuels)	228

		28,463

	Turkey — 0.66%

230,178	Aselsan Elektronik Sanayi VE Ticaret A/S (Aerospace & Defense)	812

39,242	BIM Birlesik Magazalar A/S (Food & Staples Retailing)	308

4,256,558	Enka Insaat ve Sanayi A/S (Industrial Conglomerates)	4,601

693,800	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	1,056

1	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class – D (Metals & Mining)	—

162,200	TAV Havalimanlari Holding A/S (Transportation Infrastructure)	797

40,398	Turk Hava Yollari Anonim Ortakligi A/S (Airlines) (b)	98

524,122	Turkcell Iletisim Hizmetleri A/S (Wireless Telecommunication Services)	1,218

		8,890

	United Arab Emirates — 0.40%

193,132	Abu Dhabi Commercial Bank PJSC (Banks)	416

145,077	DP World Ltd. (Transportation Infrastructure)	1,901

488,800	Dubai Islamic Bank PJSC (Banks)	733

542,072	First Abu Dhabi Bank PJSC (Banks)	2,238

		5,288

	United Kingdom — 1.87%

781,481	Antofagasta PLC (Metals & Mining)	9,489

219,148	Mondi PLC (Paper & Forest Products)	5,108

181,734	Unilever PLC (Personal Products)	10,471

		25,068

	United States — 0.55%

6,800	Southern Copper Corp. (Metals & Mining)	289

147,950	Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	7,103

		7,392

	Total Common Stocks	1,245,036

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Shares	Security Description	Value (000)

	Preferred Stocks — 1.18%

	Brazil — 0.82%

484,200	Banco Bradesco SA – Preferred (Banks) (a)	$4,354

13,100	Braskem SA – Preferred, Class – A (Chemicals)	97

294,812	Companhia Energetica de Minas Gerais SA – Preferred (Electric Utilities)	1,011

24,400	Gerdau SA – Preferred (Metals & Mining)	121

435,100	Lojas Americanas SA – Preferred (Multiline Retail) (a)	2,803

31,935	Petroleo Brasileiro SA — Preferred, ADR (Oil, Gas & Consumable Fuels)	476

267,400	Petroleo Brasileiro SA – Preferred (Oil, Gas & Consumable Fuels)	2,007

		10,869

	Chile — 0.01%

5,610	Sociedad Quimica y Minera de Chile SA – Preferred, B Shares (Chemicals)	150

	Colombia — 0.05%

1,637,100	Grupo Aval Acciones y Valores SA – Preferred (Banks)	728

	South Korea — 0.30%

5,056	Hyundai Motor Co. Ltd. – Preferred (Automobiles)	314

7,683	Hyundai Motor Co. Ltd. 2nd – Preferred (Automobiles)	527

81,869	Samsung Electronics Co. Ltd. – Preferred (Technology Hardware, Storage & Peripherals)	3,215

		4,056

	Total Preferred Stocks	15,803

	Right — 0.00%

	Brazil — 0.00%

4,199	Lojas Americans (Multiline Retail) (b)	10

	Total Right	10

	Warrant — 0.00%

	Thailand — 0.00%

311,160	BTS Group Holdings PCL (Road & Rail)	10

	Total Warrant	10

Principal Amount (000)

	U.S. Treasury Obligation — 0.09%

$1,216	U.S. Treasury Bill, 1.48%, 3/12/20 (c)(d)	1,212

	Total U.S. Treasury Obligation	1,212

Shares	Security Description	Value (000)

	Investment Companies — 6.37%

6,258,445	Federated Treasury Obligations Fund, Institutional Shares, 2.29%^^ (e)	$6,258

78,945,945	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.49% (e)	78,946

	Total Investment Companies	85,204

	Total Investments (cost $1,160,516) — 100.69%	1,347,275
	Liabilities in excess of other assets — (0.69%)	(9,241)

	Net Assets — 100.00%	$1,338,034

Amounts	designated as “—” are $0 or have been rounded to $0.

^	All or part of this security was on loan as of December 31, 2019. The total value of securities on loan as of December 31, 2019, was $5,990 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2019.

(a)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(b)	Represents non-income producing security.

(c)	The rate disclosed represents effective yield at purchase.

(d)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.

(e)	The rate disclosed is the rate in effect on December 31, 2019.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

NVDR — Non-Voting Depository Receipt

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (concluded) — December 31, 2019 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2019.

The Emerging Markets Portfolio	Mellon Investments Corporation	Parametric Portfolio Associates, LLC	RBC Global Asset Management (UK) Limited	Total
Common Stocks	70.50%	—	22.55%	93.05%
Preferred Stocks	1.18%	—	—	1.18%
Right	0.00%	—	—	0.00%
Warrant	0.00%	—	—	0.00%
U.S. Treasury Obligation	0.09%	—	—	0.09%
Investment Companies	1.99%	4.21%	0.17%	6.37%
Other Assets (Liabilities)	-0.32%	-0.30%	-0.07%	-0.69%

Total Net Assets	73.44%	3.91%	22.65%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

Amounts designated as “0.00%” round to less than 0.005%.

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2019.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
MSCI Emerging Markets Index Future	1,388	3/20/20	$77,742	$2,415

			$77,742	$2,415

	Total Unrealized Appreciation			$2,415

	Total Unrealized Depreciation			—

	Total Net Unrealized Appreciation/(Depreciation)			$2,415

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — December 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	Asset Backed Securities — 0.41%

$35	Ally Auto Receivables Trust, Series 2019-2, Class – A4, Callable 12/15/22 @ 100.00	2.26		8/15/24	$35

25	CarMax Auto Owner Trust, Series 2017-2, Class – A4, Callable 7/15/21 @ 100.00	2.25		9/15/22	25

100	Citibank Credit Card Issuance Trust, Series 2014-A5, Class – A5	2.68		6/7/23	102

20	GM Financial Consumer Automobile Receivables Trust, Series 2018-3, Class – A3, Callable 7/16/22 @ 100.00	3.02		5/16/23	20

15	Hyundai Auto Receivables Trust, Series 2019-B, Class – A3, Callable 10/15/23 @ 100.00	1.94		2/15/24	15

25	Nissan Auto Receivables Owner Trust, Series 2019-A, Class – A3, Callable 3/15/23 @ 100.00	2.90		10/16/23	25

25	Toyota Auto Receivables Owner Trust, Series 2018-A, Class – A4, Callable 1/15/22 @ 100.00	2.52		5/15/23	25

18	World Financial Network Credit Card Master Trust, Series 2016-A, Class – A	2.03		4/15/25	18

	Total Asset Backed Securities				265

	Collateralized Mortgage Obligations — 1.53%

40	Bank, Series 2017-BNK8, Class – A3	3.23		11/15/50	42

25	Bank, Series 2017-BNK9, Class – ASB	3.47		11/15/54	26

10	Benchmark Mortgage Trust, Series 2019-B9, Class – A5	4.02		3/15/52	11

25	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class – A4	2.88		2/10/48	25

20	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class – A5	3.14		2/10/48	21

25	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class – A4	3.31		4/10/49	26

25	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class – A4	3.62		7/10/47	26

25	Commercial Mortgage Trust, Series 2015-LC19, Class – A4	3.18		2/10/48	26

20	Commercial Mortgage Trust, Series 2015-DC1, Class – A5	3.35		2/10/48	21

25	Commercial Mortgage Trust, Series 2013-CR8, Class – A5	3.61	(a)	6/10/46	26

25	Commercial Mortgage Trust, Series 2014-UBS3, Class – A4	3.82		6/10/47	26

25	Commercial Mortgage Trust, Series 2013-CR11, Class – B	5.11	(a)	8/10/50	26

10	Fannie Mae-ACES, Series 2015-M8, Class – A2	2.90	(a)	1/25/25	10

25	Fannie Mae-ACES, Series 2016-M1, Class – A2	2.94	(a)	1/25/26	26

25	Fannie Mae-ACES, Series 2018-M1, Class – A2	2.99	(a)	12/25/27	26

25	Fannie Mae-ACES, Series 2017-M12, Class – A2	3.08	(a)	6/25/27	26

30	Fannie Mae-ACES, Series 2014-M9, Class – A2	3.10	(a)	7/25/24	31

20	Fannie Mae-ACES, Series 2019-M5, Class – A2	3.27		1/25/29	21

25	Fannie Mae-ACES, Series 2018-M10, Class – A2	3.38	(a)	7/25/28	27

25	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K023, Class – A2	2.31		8/25/22	25

35	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K726, Class – A2	2.91		7/25/49	36

8	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class – A1	3.02		2/25/23	9

30	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class – A2	3.06	(a)	7/25/23	31

19	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K716, Class – A2	3.13		6/25/21	19

25	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K052, Class – A2	3.15		11/25/25	26

25	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K082, Class – A2	3.92	(a)	9/25/28	28

25	GS Mortgage Securities Trust, Series 2017-GS5, Class – A2	3.22		3/10/50	25

50	GS Mortgage Securities Trust, Series 2018-GS9, Class – A4	3.99	(a)	3/10/51	56

25	JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class – A5	3.64		11/15/47	26

50	JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class – A3	3.14		12/15/49	52

19	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-C8, Class – A3	2.83		10/15/45	20

25	Morgan Stanley BAML Trust, Series 2013-C9, Class – AS	3.46		5/15/46	26

25	Morgan Stanley BAML Trust, Series 2014-C19, Class – A4	3.53		12/15/47	26

25	Morgan Stanley BAML Trust, Series 2017-C33, Class – A5	3.60		5/15/50	27

25	SG Commercial Mortgage Securities Trust, Series 2016-C5, Class – A4	3.06		10/10/48	26

25	UBS Commercial Mortgage Trust, Series 2018-C12, Class – A5	4.30		8/15/51	28

25	Wells Fargo Commercial Mortgage Trust, Series 2018-C47, Class – A4	4.44		9/15/61	28

	Total Collateralized Mortgage Obligations				983

	U.S. Government Agency Mortgages — 21.05%

27	Fannie Mae, Pool #AS2673	2.00		5/1/29	27

19	Fannie Mae, Pool #MA3246	2.50		1/1/33	20

36	Fannie Mae, Pool #AU6677	2.50		9/1/28	36

34	Fannie Mae, Pool #BC9041	2.50		11/1/31	34

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$29	Fannie Mae, Pool #AB7391	2.50	12/1/42	$29

18	Fannie Mae, Pool #MA2789	2.50	10/1/36	18

27	Fannie Mae, Pool #MA1277	2.50	12/1/27	27

21	Fannie Mae, Pool #BD8046	2.50	9/1/31	22

53	Fannie Mae, Pool #AP4742	2.50	8/1/27	54

18	Fannie Mae, Pool #MA3154	2.50	10/1/32	18

19	Fannie Mae, Pool #AS4946	2.50	5/1/30	19

26	Fannie Mae, Series 2015-M1, Class A2	2.53	9/25/24	26

28	Fannie Mae, Pool #AB2047	3.00	1/1/26	28

27	Fannie Mae, Pool #AS5977	3.00	10/1/30	28

24	Fannie Mae, Pool #FM1299	3.00	7/1/49	25

21	Fannie Mae, Pool #MA3237	3.00	1/1/48	22

25	Fannie Mae, Pool #MA3802	3.00	10/1/49	25

20	Fannie Mae, Pool #MA1307	3.00	1/1/33	21

24	Fannie Mae, Pool #MA3744	3.00	8/1/49	25

20	Fannie Mae, Pool #MA2863	3.00	1/1/47	20

14	Fannie Mae, Pool #MA2523	3.00	2/1/36	15

19	Fannie Mae, Pool #MA3339	3.00	4/1/33	20

23	Fannie Mae, Pool #AS8414	3.00	11/1/46	24

21	Fannie Mae, Pool #BH8817	3.00	10/1/47	21

40	Fannie Mae, Pool #BD2446	3.00	1/1/47	41

46	Fannie Mae, Pool #MA2246	3.00	4/1/30	47

14	Fannie Mae, Pool # MA2416	3.00	10/1/35	14

47	Fannie Mae, Pool #AY2961	3.00	5/1/45	48

38	Fannie Mae, Pool #BC4764	3.00	10/1/46	39

38	Fannie Mae, Pool #BC9003	3.00	11/1/46	39

23	Fannie Mae, Pool #FM1370	3.00	4/1/46	24

19	Fannie Mae, Pool #MA2897	3.00	2/1/37	19

38	Fannie Mae, Pool #AS8276	3.00	11/1/46	39

23	Fannie Mae, Pool #AZ2936	3.00	9/1/45	23

15	Fannie Mae, Pool #890566	3.00	12/1/43	15

23	Fannie Mae, Pool #MA3377	3.00	5/1/48	23

19	Fannie Mae, Pool #AS8739	3.00	2/1/37	19

79	Fannie Mae, Pool #AS8483	3.00	12/1/46	81

22	Fannie Mae, Pool #AL9263	3.00	10/1/46	23

19	Fannie Mae, Pool #MA3127	3.00	9/1/37	19

25	Fannie Mae, Pool #MA3831	3.00	11/1/39	25

48	Fannie Mae, Pool #AK0006	3.00	1/1/27	49

53	Fannie Mae, Pool #AB8897	3.00	4/1/43	55

19	Fannie Mae, Pool #AL9996	3.00	4/1/32	20

10	Fannie Mae, Pool #AO7628	3.00	6/1/27	10

25	Fannie Mae, Pool #AU3353	3.00	8/1/43	25

40	Fannie Mae, Pool #AL9865	3.00	2/1/47	41

44	Fannie Mae, Pool #AQ7920	3.00	12/1/42	45

71	Fannie Mae, Pool #AB7099	3.00	11/1/42	73

57	Fannie Mae, Pool #AS0302	3.00	8/1/43	58

83	Fannie Mae, Pool #AO0752	3.00	4/1/42	86

19	Fannie Mae, Pool #BD5545	3.00	10/1/46	19

37	Fannie Mae, Pool #AS7908	3.00	9/1/46	38

51	Fannie Mae, Pool #AT0682	3.00	4/1/43	52

19	Fannie Mae, Pool #BC0443	3.50	12/1/45	19

39	Fannie Mae, Pool #MA3182	3.50	11/1/47	41

15	Fannie Mae, Pool # MA2522	3.50	2/1/46	15

19	Fannie Mae, Pool #BM1568	3.50	7/1/47	20

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$29	Fannie Mae, Pool # AS6102	3.50	11/1/45	$30

29	Fannie Mae, Pool #AB2052	3.50	1/1/26	30

29	Fannie Mae, Pool #AS7388	3.50	6/1/46	30

21	Fannie Mae, Pool #MA3148	3.50	10/1/47	22

36	Fannie Mae, Pool #MA3026	3.50	6/1/47	38

19	Fannie Mae, Pool #AS0024	3.50	7/1/43	20

13	Fannie Mae, Pool #BA1893	3.50	8/1/45	14

135	Fannie Mae, Pool #AO2548	3.50	4/1/42	143

21	Fannie Mae, Pool #MA3305	3.50	3/1/48	22

13	Fannie Mae, Pool #AS4236	3.50	1/1/45	13

20	Fannie Mae, Pool #BK9038	3.50	10/1/33	20

15	Fannie Mae, Pool #AS6394	3.50	12/1/45	15

17	Fannie Mae, Pool #MA3059	3.50	7/1/37	18

30	Fannie Mae, Pool # MA2706	3.50	8/1/46	32

14	Fannie Mae, Pool #MA2389	3.50	9/1/35	15

31	Fannie Mae, Pool #AS7491	3.50	7/1/46	33

21	Fannie Mae, Pool #BJ3716	3.50	12/1/47	22

18	Fannie Mae, Pool #BD5046	3.50	2/1/47	19

40	Fannie Mae, Pool #MA3520	3.50	10/1/48	41

50	Fannie Mae, Pool #AS3133	3.50	8/1/44	52

21	Fannie Mae, Pool #AL1717	3.50	5/1/27	22

26	Fannie Mae, Pool #BC1158	3.50	2/1/46	27

12	Fannie Mae, Pool #AS5596	3.50	8/1/45	12

19	Fannie Mae, Pool #MA3494	3.50	10/1/48	20

41	Fannie Mae, Pool #AB5511	3.50	7/1/42	43

22	Fannie Mae, Pool #BM4703	3.50	2/1/48	23

42	Fannie Mae, Pool #BJ4916	3.50	3/1/48	44

19	Fannie Mae, Pool #MA3614	3.50	3/1/49	19

19	Fannie Mae, Pool #BM5485	3.50	2/1/49	20

73	Fannie Mae, Pool #AQ0546	3.50	11/1/42	76

39	Fannie Mae, Pool #MA3243	3.50	1/1/38	41

18	Fannie Mae, Pool #MA3597	3.50	2/1/49	19

23	Fannie Mae, Pool #MA3692	3.50	7/1/49	24

30	Fannie Mae, Pool # BA3123	3.50	2/1/46	31

25	Fannie Mae, Pool #FM1911	3.50	7/1/48	26

15	Fannie Mae, Pool #AJ1886	3.50	3/1/42	15

47	Fannie Mae, Pool #AS4771	3.50	4/1/45	49

38	Fannie Mae, Pool #AS4772	3.50	4/1/45	39

20	Fannie Mae, Pool #MA3637	3.50	4/1/49	21

32	Fannie Mae, Pool # BC2926	3.50	3/1/46	33

29	Fannie Mae, Pool #AZ0862	3.50	7/1/45	30

33	Fannie Mae, Pool #MA1980	3.50	8/1/44	35

81	Fannie Mae, Pool #AB6017	3.50	8/1/42	85

44	Fannie Mae, Pool #MA2125	3.50	12/1/44	47

32	Fannie Mae, Pool #AS9314	4.00	3/1/47	34

18	Fannie Mae, Pool #BK0909	4.00	7/1/48	19

95	Fannie Mae, Pool #190405	4.00	10/1/40	103

28	Fannie Mae, Pool #AL8139	4.00	2/1/32	30

56	Fannie Mae, Pool #AJ5303	4.00	11/1/41	60

19	Fannie Mae, Pool #MA3277	4.00	2/1/48	19

35	Fannie Mae, Pool #BM1066	4.00	2/1/47	37

14	Fannie Mae, Pool #AS8532	4.00	12/1/46	15

24	Fannie Mae, Pool #FM0021	4.00	3/1/49	25

17	Fannie Mae, Pool #MA3615	4.00	3/1/49	18

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$16	Fannie Mae, Pool #BE8373	4.00	2/1/47	$17

21	Fannie Mae, Pool #BD7165	4.00	4/1/47	22

23	Fannie Mae, Pool #AU8849	4.00	11/1/43	24

17	Fannie Mae, Pool #AS7600	4.00	7/1/46	17

19	Fannie Mae, Pool #BD7060	4.00	3/1/47	20

17	Fannie Mae, Pool #CA0183	4.00	8/1/47	18

16	Fannie Mae, Pool #MA3592	4.00	2/1/49	17

35	Fannie Mae, Pool #MA2995	4.00	5/1/47	36

40	Fannie Mae, Pool #AO2959	4.00	5/1/42	43

36	Fannie Mae, Pool #AC7328	4.00	12/1/39	38

19	Fannie Mae, Pool #BK0920	4.00	7/1/48	19

22	Fannie Mae, Pool #MA0534	4.00	10/1/30	23

39	Fannie Mae, Pool #AS3468	4.00	10/1/44	41

18	Fannie Mae, Pool #BM4991	4.00	9/1/48	19

18	Fannie Mae, Pool #MA3183	4.00	11/1/47	19

35	Fannie Mae, Pool #MA3121	4.00	9/1/47	37

19	Fannie Mae, Pool #MA3638	4.00	4/1/49	20

23	Fannie Mae, Pool #AS3452	4.00	9/1/44	24

14	Fannie Mae, Pool #AZ7362	4.00	11/1/45	15

7	Fannie Mae, Pool #AZ1210	4.00	5/1/45	8

18	Fannie Mae, Pool #MA3521	4.00	11/1/48	19

18	Fannie Mae, Pool #CA2316	4.00	7/1/48	19

10	Fannie Mae, Pool #AY9901	4.00	7/1/45	11

30	Fannie Mae, Pool #AX0841	4.00	9/1/44	32

33	Fannie Mae, Pool #BM2002	4.00	10/1/47	35

14	Fannie Mae, Pool # MA2415	4.00	10/1/45	14

35	Fannie Mae, Pool #AS9831	4.00	6/1/47	36

37	Fannie Mae, Pool #AS8823	4.00	2/1/47	38

24	Fannie Mae, Pool #FM1960	4.00	5/1/49	25

29	Fannie Mae, Pool #AH6242	4.00	4/1/26	31

24	Fannie Mae, Pool #MA3746	4.00	8/1/49	25

39	Fannie Mae, Pool #AS3467	4.00	10/1/44	40

11	Fannie Mae, Pool #AV0606	4.00	11/1/43	11

16	Fannie Mae, Pool #AS2751	4.50	6/1/44	17

45	Fannie Mae, Pool #AE0954	4.50	2/1/41	49

—	Fannie Mae, Pool #735646	4.50	7/1/20	—

—	Fannie Mae, Pool #AB0339	4.50	1/1/20	—

15	Fannie Mae, Pool #AL6567	4.50	10/1/44	16

8	Fannie Mae, Pool #930998	4.50	4/1/29	9

18	Fannie Mae, Pool #BK6328	4.50	6/1/48	19

17	Fannie Mae, Pool #MA3537	4.50	12/1/48	18

19	Fannie Mae, Pool #BK4850	4.50	5/1/48	20

20	Fannie Mae, Pool #MA3639	4.50	4/1/49	21

10	Fannie Mae, Pool #BE6489	4.50	1/1/47	11

2	Fannie Mae, Pool #829106	4.50	10/1/20	2

11	Fannie Mae, Pool #AU9017	4.50	9/1/43	11

18	Fannie Mae, Pool #BN4309	4.50	1/1/49	19

19	Fannie Mae, Pool #BM3286	4.50	11/1/47	20

11	Fannie Mae, Pool #BH3310	4.50	5/1/47	12

60	Fannie Mae, Pool #AE0217	4.50	8/1/40	65

18	Fannie Mae, Pool #CA1711	4.50	5/1/48	19

16	Fannie Mae, Pool #CA0623	4.50	10/1/47	17

49	Fannie Mae, Pool #AL1107	4.50	11/1/41	53

46	Fannie Mae, Pool #889117	5.00	10/1/35	51

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$7	Fannie Mae, Pool #890603	5.00	8/1/41	$7

18	Fannie Mae, Pool #BM3904	5.00	5/1/48	19

9	Fannie Mae, Pool #725027	5.00	11/1/33	10

21	Fannie Mae, Pool #725238	5.00	3/1/34	23

8	Fannie Mae, Pool #890221	5.50	12/1/33	9

51	Fannie Mae, Pool #725228	6.00	3/1/34	58

17	Fannie Mae, Pool #959451	6.00	12/1/37	20

25	Fannie Mae, Pool #AE0442	6.50	1/1/39	30

50	Fannie Mae, 15 YR TBA	2.50	1/25/35	50

75	Fannie Mae, 15 YR TBA	3.00	1/25/35	77

25	Fannie Mae, 15 YR TBA	3.50	2/25/35	26

75	Fannie Mae, 15 YR TBA	3.50	1/25/35	78

25	Fannie Mae, 15 YR TBA	4.00	1/25/34	26

25	Fannie Mae, 30 YR TBA	2.50	2/25/50	25

75	Fannie Mae, 30 YR TBA	2.50	1/25/50	74

150	Fannie Mae, 30 YR TBA	3.00	2/25/50	152

200	Fannie Mae, 30 YR TBA	3.00	1/25/49	203

150	Fannie Mae, 30 YR TBA	3.50	1/25/50	154

225	Fannie Mae, 30 YR TBA	4.00	1/25/49	235

200	Fannie Mae, 30 YR TBA	4.50	1/25/49	211

25	Freddie Mac, Pool #J25686	2.00	9/1/28	25

48	Freddie Mac, Pool #G18459	2.50	3/1/28	49

22	Freddie Mac, Pool #G18683	2.50	4/1/33	22

21	Freddie Mac, Pool #G18687	2.50	5/1/33	21

16	Freddie Mac, Pool #G07445	2.50	7/1/43	16

37	Freddie Mac, Pool #G18470	2.50	6/1/28	37

16	Freddie Mac, Pool #J35896	2.50	12/1/31	17

37	Freddie Mac, Pool #G18485	2.50	10/1/28	37

17	Freddie Mac, Pool #G18635	2.50	3/1/32	18

14	Freddie Mac, Pool # G18601	3.00	5/1/31	15

38	Freddie Mac, Pool #G08737	3.00	12/1/46	38

36	Freddie Mac, Pool #G18663	3.00	10/1/32	38

15	Freddie Mac, Pool #G08635	3.00	4/1/45	16

20	Freddie Mac, Pool #Q44665	3.00	11/1/46	20

39	Freddie Mac, Pool #G60989	3.00	12/1/46	40

9	Freddie Mac, Pool #G18518	3.00	7/1/29	9

18	Freddie Mac, Pool #C91927	3.00	5/1/37	19

22	Freddie Mac, Pool #G61680	3.00	4/1/47	22

19	Freddie Mac, Pool #ZM2089	3.00	11/1/46	20

32	Freddie Mac, Pool #C91709	3.00	6/1/33	34

7	Freddie Mac, Pool #J15438	3.00	5/1/21	8

21	Freddie Mac, Pool #J38057	3.00	12/1/32	22

77	Freddie Mac, Pool #ZS4697	3.00	1/1/47	79

26	Freddie Mac, Pool #G15145	3.00	7/1/29	26

20	Freddie Mac, Pool #Q46441	3.00	2/1/47	21

12	Freddie Mac, Pool #C91809	3.00	2/1/35	12

17	Freddie Mac, Pool #J25193	3.00	8/1/23	17

21	Freddie Mac, Pool #J36428	3.00	2/1/32	21

23	Freddie Mac, Pool #AS8074	3.00	10/1/46	23

22	Freddie Mac, Pool #G08803	3.00	3/1/48	22

58	Freddie Mac, Pool #G08524	3.00	3/1/43	60

25	Freddie Mac, Pool #SD8030	3.00	11/1/49	25

18	Freddie Mac, Pool #G08732	3.00	11/1/46	19

84	Freddie Mac, Pool #C09035	3.00	4/1/43	87

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$58	Freddie Mac, Pool #G08631	3.00	3/1/45	$59

40	Freddie Mac, Pool #G08750	3.00	3/1/47	41

86	Freddie Mac, Pool #ZS4522	3.00	7/1/43	89

40	Freddie Mac, Pool #G08701	3.00	4/1/46	41

90	Freddie Mac, Pool #G08495	3.50	6/1/42	95

20	Freddie Mac, Pool #Q57871	3.50	8/1/48	21

23	Freddie Mac, Pool #MA3057	3.50	7/1/47	24

50	Freddie Mac, Pool #G08554	3.50	10/1/43	52

21	Freddie Mac, Pool #V83453	3.50	10/1/47	21

45	Freddie Mac, Pool #C03759	3.50	2/1/42	47

20	Freddie Mac, Pool #ZM4908	3.50	11/1/47	21

15	Freddie Mac, Pool #G08623	3.50	1/1/45	16

13	Freddie Mac, Pool #G08627	3.50	2/1/45	14

23	Freddie Mac, Pool #ZA5052	3.50	11/1/47	23

19	Freddie Mac, Pool #ZA5128	3.50	12/1/47	20

42	Freddie Mac, Pool #ZS4618	3.50	6/1/45	43

20	Freddie Mac, Pool #ZS4771	3.50	6/1/48	21

28	Freddie Mac, Pool #ZS4651	3.50	3/1/46	29

42	Freddie Mac, Pool #Q09896	3.50	8/1/42	44

35	Freddie Mac, Pool #G08761	3.50	5/1/47	37

23	Freddie Mac, Pool #FM1566	3.50	11/1/48	24

18	Freddie Mac, Pool #ZS4713	3.50	4/1/47	19

59	Freddie Mac, Pool #G08636	3.50	4/1/45	62

19	Freddie Mac, Pool #G08770	3.50	7/1/47	19

19	Freddie Mac, Pool #G08620	3.50	12/1/44	20

32	Freddie Mac, Pool #G08784	3.50	10/1/47	33

11	Freddie Mac, Pool #J30284	3.50	11/1/29	11

13	Freddie Mac, Pool #J14069	3.50	1/1/26	13

25	Freddie Mac, Pool #Q43933	3.50	10/1/46	26

24	Freddie Mac, Pool #MA3210	3.50	12/1/49	25

38	Freddie Mac, Pool #G61148	3.50	9/1/47	39

5	Freddie Mac, Pool #J13919	3.50	12/1/20	5

31	Freddie Mac, Pool #G08698	3.50	3/1/46	32

22	Freddie Mac, Pool #FM1001	3.50	11/1/48	23

21	Freddie Mac, Pool #BM2000	3.50	5/1/49	22

55	Freddie Mac, Pool #G08681	3.50	12/1/45	57

23	Freddie Mac, Pool #Q53176	3.50	12/1/47	24

16	Freddie Mac, Pool #G08702	3.50	4/1/46	16

30	Freddie Mac, Pool #G08687	3.50	1/1/46	31

33	Freddie Mac, Pool #C91456	3.50	6/1/32	35

50	Freddie Mac, Series K091, Class – A2	3.51	3/25/29	54

48	Freddie Mac, Pool #G08637	4.00	4/1/45	51

41	Freddie Mac, Pool #Q24955	4.00	2/1/44	44

38	Freddie Mac, Pool #G06506	4.00	12/1/40	41

—	Freddie Mac, Pool #G11690	4.00	2/1/20	—

31	Freddie Mac, Pool #A96286	4.00	1/1/41	33

20	Freddie Mac, Pool #G08801	4.00	2/1/48	20

31	Freddie Mac, Pool #G08567	4.00	1/1/44	33

22	Freddie Mac, Pool #FM1415	4.00	12/1/48	24

22	Freddie Mac, Pool #G08563	4.00	1/1/44	23

24	Freddie Mac, Pool #ZT2106	4.00	3/1/49	25

30	Freddie Mac, Pool #ZS4708	4.00	3/1/47	31

22	Freddie Mac, Pool #Q58680	4.00	9/1/48	23

23	Freddie Mac, Pool #MA3563	4.00	1/1/49	24

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$14	Freddie Mac, Pool #C91395	4.00	9/1/31	$15

29	Freddie Mac, Pool #ZS4631	4.00	9/1/45	31

35	Freddie Mac, Pool #ZA4988	4.00	8/1/47	37

21	Freddie Mac, Pool #G08771	4.00	7/1/47	23

22	Freddie Mac, Pool # ZT1840	4.00	9/1/48	23

34	Freddie Mac, Pool #G08775	4.00	8/1/47	36

36	Freddie Mac, Pool #ZT1320	4.00	11/1/48	38

36	Freddie Mac, Pool #G08606	4.00	9/1/44	38

21	Freddie Mac, Pool #FM1571	4.00	12/1/48	22

20	Freddie Mac, Pool #Q58217	4.50	9/1/48	21

5	Freddie Mac, Pool #C90686	4.50	6/1/23	5

17	Freddie Mac, Pool #A97186	4.50	3/1/41	18

12	Freddie Mac, Pool #C09059	4.50	3/1/44	13

32	Freddie Mac, Pool #G01890	4.50	10/1/35	34

19	Freddie Mac, Pool #Q52321	4.50	11/1/47	20

15	Freddie Mac, Pool #G08781	4.50	9/1/47	16

51	Freddie Mac, Pool #A97692	4.50	3/1/41	55

17	Freddie Mac, Pool #ZS4774	4.50	5/1/48	18

16	Freddie Mac, Pool #G08838	5.00	9/1/48	17

21	Freddie Mac, Pool #G05904	5.00	9/1/39	22

19	Freddie Mac, Pool #G04817	5.00	9/1/38	21

41	Freddie Mac, Pool #ZT1779	5.00	3/1/49	43

20	Freddie Mac, Pool #G01962	5.00	12/1/35	22

30	Freddie Mac, Pool #G01665	5.50	3/1/34	34

10	Freddie Mac, Pool #G03616	6.00	12/1/37	11

20	Freddie Mac, Pool #G02794	6.00	5/1/37	23

3	Freddie Mac, Pool #C90989	6.00	9/1/26	4

7	Government National Mortgage Association, Pool #AA8341	2.50	2/15/28	7

17	Government National Mortgage Association, Pool #MA4355	2.50	4/20/32	17

18	Government National Mortgage Association, Pool #MA4194	2.50	1/20/47	18

10	Government National Mortgage Association, Pool #MA1155	2.50	7/20/43	10

39	Government National Mortgage Association, Pool #MA0461	3.00	10/20/42	40

39	Government National Mortgage Association, Pool #MA4777	3.00	10/20/47	40

26	Government National Mortgage Association, Pool #MA2960	3.00	7/20/45	27

20	Government National Mortgage Association, Pool #MA4068	3.00	11/20/46	21

18	Government National Mortgage Association, Pool #MA4261	3.00	2/20/47	18

39	Government National Mortgage Association, Pool #MA3375	3.00	1/20/46	40

30	Government National Mortgage Association, Pool #MA3662	3.00	5/20/46	31

34	Government National Mortgage Association, Pool #MA4320	3.00	3/20/47	35

22	Government National Mortgage Association, Pool #MA5815	3.00	3/20/49	23

24	Government National Mortgage Association, Pool #MA3243	3.00	11/20/45	24

19	Government National Mortgage Association, Pool #AA5897	3.00	12/15/42	20

43	Government National Mortgage Association, Pool #AA6149	3.00	3/20/43	45

38	Government National Mortgage Association, Pool #MA0851	3.00	3/20/43	39

44	Government National Mortgage Association, Pool #MA1447	3.00	11/20/43	46

38	Government National Mortgage Association, Pool #MA1011	3.00	5/20/43	39

22	Government National Mortgage Association, Pool #MA4509	3.00	6/20/47	23

39	Government National Mortgage Association, Pool #MA3735	3.00	6/20/46	41

33	Government National Mortgage Association, Pool #MA3936	3.00	9/20/46	34

20	Government National Mortgage Association, Pool # MA4003	3.00	10/20/46	21

19	Government National Mortgage Association, Pool #MA3873	3.00	8/20/46	20

26	Government National Mortgage Association, Pool #MA3309	3.00	12/20/45	27

36	Government National Mortgage Association, Pool #MA2520	3.00	1/20/45	37

21	Government National Mortgage Association, Pool #MA5018	3.00	2/20/48	22

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$60	Government National Mortgage Association, Pool #MA4899	3.00	12/20/47	$62

14	Government National Mortgage Association, Pool #MA3596	3.00	4/20/46	14

21	Government National Mortgage Association, Pool #MA0205	3.00	7/20/27	22

31	Government National Mortgage Association, Pool #MA3802	3.00	7/20/46	32

16	Government National Mortgage Association, Pool #AJ0411	3.50	9/15/44	17

24	Government National Mortgage Association, Pool #MA2223	3.50	9/20/44	25

15	Government National Mortgage Association, Pool #AM4971	3.50	4/20/45	16

14	Government National Mortgage Association, Pool #AC3938	3.50	1/15/43	15

12	Government National Mortgage Association, Pool #MA1574	3.50	1/20/29	12

36	Government National Mortgage Association, Pool #MA2445	3.50	12/20/44	38

34	Government National Mortgage Association, Pool #MA0699	3.50	1/20/43	36

32	Government National Mortgage Association, Pool #MA4321	3.50	3/20/47	34

35	Government National Mortgage Association, Pool #MA4510	3.50	6/20/47	36

37	Government National Mortgage Association, Pool #MA4719	3.50	9/20/47	38

29	Government National Mortgage Association, Pool #MA4004	3.50	10/20/46	30

31	Government National Mortgage Association, Pool #MA4127	3.50	12/20/46	32

13	Government National Mortgage Association, Pool #MA3454	3.50	2/20/46	13

23	Government National Mortgage Association, Pool #MA4962	3.50	1/20/48	24

37	Government National Mortgage Association, Pool #MA4652	3.50	8/20/47	38

31	Government National Mortgage Association, Pool #MA4586	3.50	7/20/47	32

35	Government National Mortgage Association, Pool #MA3173	3.50	10/20/45	36

32	Government National Mortgage Association, Pool #MA0318	3.50	8/20/42	34

40	Government National Mortgage Association, Pool #MA0220	3.50	7/20/42	43

32	Government National Mortgage Association, Pool #MA4262	3.50	2/20/47	33

27	Government National Mortgage Association, Pool #MA3736	3.50	6/20/46	29

28	Government National Mortgage Association, Pool #MA3874	3.50	8/20/46	30

19	Government National Mortgage Association, Pool #MA4778	3.50	10/20/47	19

47	Government National Mortgage Association, Pool #MA5875	3.50	4/20/49	49

19	Government National Mortgage Association, Pool #MA4837	3.50	11/20/47	20

28	Government National Mortgage Association, Pool #MA3803	3.50	7/20/46	29

33	Government National Mortgage Association, Pool #MA4382	3.50	4/20/47	34

23	Government National Mortgage Association, Pool #MA3310	3.50	12/20/45	24

25	Government National Mortgage Association, Pool #MA3105	3.50	9/20/45	26

24	Government National Mortgage Association, Pool #MA3376	3.50	1/20/46	25

29	Government National Mortgage Association, Pool #MA3937	3.50	9/20/46	30

21	Government National Mortgage Association, Pool #MA5816	3.50	3/20/49	21

25	Government National Mortgage Association, Pool #MA3597	3.50	4/20/46	26

12	Government National Mortgage Association, Pool #AB9211	3.50	11/15/42	12

59	Government National Mortgage Association, Pool #MA0462	3.50	10/20/42	62

18	Government National Mortgage Association, Pool #MA3244	3.50	11/20/45	19

19	Government National Mortgage Association, Pool #MA2826	3.50	5/20/45	20

26	Government National Mortgage Association, Pool #MA2371	3.50	11/20/44	27

41	Government National Mortgage Association, Pool #MA1157	3.50	7/20/43	43

30	Government National Mortgage Association, Pool #MA0934	3.50	4/20/43	32

20	Government National Mortgage Association, Pool #MA2961	3.50	7/20/45	21

22	Government National Mortgage Association, Pool #MA5191	3.50	5/20/48	23

8	Government National Mortgage Association, Pool #MA1600	3.50	1/20/44	8

19	Government National Mortgage Association, Pool #MA5762	3.50	2/20/49	20

17	Government National Mortgage Association, Pool #MA1761	4.00	3/20/44	18

18	Government National Mortgage Association, Pool #MA2304	4.00	10/20/44	18

9	Government National Mortgage Association, Pool #MA0023	4.00	4/20/42	10

33	Government National Mortgage Association, Pool #MA3737	4.00	6/20/46	34

10	Government National Mortgage Association, Pool #MA3377	4.00	1/20/46	11

18	Government National Mortgage Association, Pool #MA2224	4.00	9/20/44	19

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$13	Government National Mortgage Association, Pool #MA4263	4.00	2/20/47	$14

17	Government National Mortgage Association, Pool #MA5710	4.00	1/20/49	17

9	Government National Mortgage Association, Pool #MA3245	4.00	11/20/45	10

60	Government National Mortgage Association, Pool #MA1091	4.00	6/20/43	64

17	Government National Mortgage Association, Pool #MA1996	4.00	6/20/44	18

16	Government National Mortgage Association, Pool #MA4653	4.00	8/20/47	16

17	Government National Mortgage Association, Pool #MA5595	4.00	11/20/48	18

21	Government National Mortgage Association, Pool #MA1286	4.00	9/20/43	22

14	Government National Mortgage Association, Pool #MA4322	4.00	3/20/47	14

17	Government National Mortgage Association, Pool #MA5466	4.00	9/20/48	18

29	Government National Mortgage Association, Pool #MA4511	4.00	6/20/47	30

16	Government National Mortgage Association, Pool #BD9886	4.00	1/15/48	17

17	Government National Mortgage Association, Pool #MA5651	4.00	12/20/48	18

30	Government National Mortgage Association, Pool #MA4587	4.00	7/20/47	32

28	Government National Mortgage Association, Pool #MA4383	4.00	4/20/47	29

15	Government National Mortgage Association, Pool #MA3522	4.00	3/20/46	16

14	Government National Mortgage Association, Pool #MA4452	4.00	5/20/47	15

23	Government National Mortgage Association, Pool #MA5876	4.00	4/20/49	24

7	Government National Mortgage Association, Pool #MA1762	4.50	3/20/44	8

31	Government National Mortgage Association, Pool #MA5399	4.50	8/20/48	33

62	Government National Mortgage Association, Pool #4801	4.50	9/20/40	68

36	Government National Mortgage Association, Pool #721760	4.50	8/15/40	39

16	Government National Mortgage Association, Pool #MA5596	4.50	11/20/48	16

15	Government National Mortgage Association, Pool #MA5193	4.50	5/20/48	16

13	Government National Mortgage Association, Pool #MA4721	4.50	9/20/47	14

37	Government National Mortgage Association, Pool #MA5764	4.50	2/20/49	39

19	Government National Mortgage Association, Pool #MA5818	4.50	3/20/49	19

16	Government National Mortgage Association, Pool #738906	4.50	10/15/41	17

16	Government National Mortgage Association, Pool #BA2485	4.50	4/15/47	17

13	Government National Mortgage Association, Pool #MA2373	4.50	11/20/44	14

18	Government National Mortgage Association, Pool #MA2756	4.50	4/20/45	19

14	Government National Mortgage Association, Pool #MA5530	5.00	10/20/48	15

36	Government National Mortgage Association, Pool #4559	5.00	10/20/39	40

25	Government National Mortgage Association, Pool #697946	5.00	3/15/39	28

16	Government National Mortgage Association, Pool #MA5653	5.00	12/20/48	16

17	Government National Mortgage Association, Pool #MA0466	5.50	10/20/42	19

16	Government National Mortgage Association, Pool #510835	5.50	2/15/35	18

16	Government National Mortgage Association, Pool #4222	6.00	8/20/38	18

2	Government National Mortgage Association, Pool #582199	6.50	1/15/32	3

75	Government National Mortgage Association, 30 YR TBA	3.00	2/20/50	77

100	Government National Mortgage Association, 30 YR TBA	3.00	1/20/49	103

25	Government National Mortgage Association, 30 YR TBA	3.50	2/20/50	26

150	Government National Mortgage Association, 30 YR TBA	3.50	1/20/50	155

300	Government National Mortgage Association, 30 YR TBA	4.00	1/20/50	310

50	Government National Mortgage Association, 30 YR TBA	4.50	1/20/50	52

50	Government National Mortgage Association, 30 YR TBA	5.00	1/20/50	53

	Total U.S. Government Agency Mortgages			13,562

	U.S. Government Agency Securities — 0.94%

65	Fannie Mae	1.25	5/6/21	66

50	Fannie Mae	1.70	1/27/20	50

30	Fannie Mae	2.13	4/24/26	30

10	Fannie Mae	5.63	7/15/37	14

20	Fannie Mae	6.63	11/15/30	28

25	Federal Farm Credit Bank	1.55	8/16/21	25

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	U.S. Government Agency Securities (continued)

$25	Federal Home Loan Bank	1.13		7/14/21	$25

50	Federal Home Loan Bank	1.88		7/7/21	50

55	Federal Home Loan Bank	1.88		11/29/21	55

25	Federal Home Loan Bank	2.13		3/10/23	25

40	Federal Home Loan Bank	2.88		9/13/24	42

15	Federal Home Loan Bank	5.63		6/11/21	16

20	Freddie Mac	1.88		11/17/20	20

40	Freddie Mac	2.38		1/13/22	41

15	Freddie Mac	6.25		7/15/32	22

10	Freddie Mac	6.75		3/15/31	14

25	Freddie Mac	6.75		9/15/29	35

5	Tennessee Valley Authority	3.50		12/15/42	6

30	Tennessee Valley Authority	5.88		4/1/36	42

	Total U.S. Government Agency Securities				606

	Corporate Bonds — 34.66%

25	AbbVie, Inc. (Biotechnology), Callable 8/14/28 @ 100.00	4.25		11/14/28	28

145	AbbVie, Inc. (Biotechnology)	4.40		11/6/42	156

135	AbbVie, Inc. (Biotechnology), Callable 11/14/34 @ 100.00	4.50		5/14/35	152

25	Alabama Power Co. (Electric Utilities), Callable 2/15/44 @ 100.00	4.15		8/15/44	28

100	American Express Co. (Consumer Finance), Callable 1/27/23 @ 100.00	3.40		2/27/23	104

395	Ameriprise Financial, Inc. (Capital Markets)	3.70		10/15/24	422

205	Amgen, Inc. (Biotechnology), Callable 5/19/26 @ 100.00	2.60		8/19/26	207

10	Amgen, Inc. (Biotechnology), Callable 5/15/41 @ 100.00	5.15		11/15/41	12

195	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment), Callable 9/5/26 @ 100.00	3.50		12/5/26	204

255	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment), Callable 9/15/25 @ 100.00	3.90		12/15/25	273

140	Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide, Inc. (Beverages), Callable 8/1/35 @ 100.00	4.70		2/1/36	161

140	Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide, Inc. (Beverages), Callable 8/1/45 @ 100.00	4.90		2/1/46	166

170	Anheuser-Busch InBev Finance, Inc. (Beverages), Callable 8/1/35 @ 100.00	4.70		2/1/36	196

177	Anthem, Inc. (Health Care Providers & Services), Callable 9/1/27 @ 100.00	3.65		12/1/27	187

150	Anthem, Inc. (Health Care Providers & Services)	4.35		8/15/20	152

70	Anthem, Inc. (Health Care Providers & Services)	4.63		5/15/42	79

185	Apple, Inc. (Technology Hardware, Storage & Peripherals), Callable 8/23/45 @ 100.00	4.65		2/23/46	231

90	Archer-Daniels-Midland Co., Class – C (Food Products)	4.02		4/16/43	100

340	AT&T, Inc. (Diversified Telecommunication Services), Callable 1/1/24 @ 100.00	4.45		4/1/24	368

160	AT&T, Inc. (Diversified Telecommunication Services)	5.35		9/1/40	191

90	AT&T, Inc. (Diversified Telecommunication Services)	5.55		8/15/41	110

65	Atmos Energy Corp. (Gas Utilities), Callable 4/15/44 @ 100.00	4.13		10/15/44	73

35	Atmos Energy Corp. (Gas Utilities), Callable 7/15/42 @ 100.00	4.15		1/15/43	39

325	Bank of America Corp. (Banks), Callable 10/1/24 @ 100.00	3.09 (US0003M + 109.00 bps)	(b)	10/1/25	335

70	Bank of America Corp., MTN (Banks), Callable 10/21/26 @ 100.00	3.25		10/21/27	73

425	Bank of America Corp., MTN (Banks)	3.88		8/1/25	456

135	Bank One Corp. (Banks)	8.00		4/29/27	178

270	Berkshire Hathaway, Inc. (Multi-Utilities), Callable 8/1/44 @ 100.00	4.50		2/1/45	318

65	Bristol-Myers Squibb Co. (Pharmaceuticals), Callable 4/26/49 @ 100.00	4.25		10/26/49	77

75	Bristol-Myers Squibb Co. (Pharmaceuticals)	6.80		11/15/26	95

50	Bunge Limited Finance Corp. (Food Products), Callable 8/25/22 @ 100.00	3.00		9/25/22	51

155	Bunge Limited Finance Corp. (Food Products), Callable 5/15/26 @ 100.00	3.25		8/15/26	154

130	Capital One Financial Corp. (Consumer Finance), Callable 9/30/24 @ 100.00	3.30		10/30/24	134

470	Capital One Financial Corp. (Consumer Finance)	3.50		6/15/23	488

35	Cisco Systems, Inc. (Communications Equipment)	5.50		1/15/40	48

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	Corporate Bonds (continued)

$250	Citibank NA, Series BKNT (Banks), Callable 12/23/23 @ 100.00	3.65	1/23/24	$264

555	Citigroup, Inc. (Banks), Callable 7/21/26 @ 100.00	3.20	10/21/26	574

35	Comcast Corp. (Media), Callable 9/1/37 @ 100.00	3.90	3/1/38	39

245	Comcast Corp. (Media)	4.75	3/1/44	296

170	ConocoPhillips (Oil, Gas & Consumable Fuels)	6.50	2/1/39	246

20	Consolidated Edison Company of New York, Inc., Series 2008-B (Multi-Utilities)	6.75	4/1/38	29

45	Constellation Brands, Inc. (Beverages)	4.75	12/1/25	50

180	Constellation Brands, Inc. (Beverages)	4.75	11/15/24	199

210	CSX Corp. (Road & Rail)	6.22	4/30/40	284

250	CVS Health Corp. (Health Care Providers & Services), Callable 2/9/23 @ 100.00	3.70	3/9/23	260

535	CVS Health Corp. (Health Care Providers & Services), Callable 12/25/27 @ 100.00	4.30	3/25/28	582

188	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00	5.60	7/15/41	228

225	Digital Realty Trust LP (Equity Real Estate Investment Trusts), Callable 1/1/23 @ 100.00	2.75	2/1/23	226

90	Dominion Energy Gas Holding LLC (Multi-Utilities), Callable 8/15/29 @ 100.00	3.00	11/15/29	89

225	Dominion Gas Holdings LLC (Multi-Utilities), Callable 9/15/24 @ 100.00	3.60	12/15/24	236

35	Duke Energy Carolinas LLC (Electric Utilities), Callable 6/15/41 @ 100.00	4.25	12/15/41	40

100	Duke Energy Corp. (Electric Utilities), Callable 5/15/27 @ 100.00	3.15	8/15/27	103

25	Duke Energy Progress LLC (Electric Utilities), Callable 2/15/45 @ 100.00	4.20	8/15/45	28

145	Energy Transfer Partners LP (Oil, Gas & Consumable Fuels), Callable 3/15/28 @ 100.00	4.95	6/15/28	159

80	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 11/15/25 @ 100.00	3.70	2/15/26	85

199	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 9/15/43 @ 100.00	4.85	3/15/44	230

135	FedEx Corp. (Air Freight & Logistics), Callable 1/1/26 @ 100.00	3.25	4/1/26	140

45	FedEx Corp. (Air Freight & Logistics)	4.90	1/15/34	51

35	Fiserv, Inc. (IT Services), Callable 4/1/29 @ 100.00	3.50	7/1/29	37

190	Fiserv, Inc. (IT Services), Callable 3/1/25 @ 100.00	3.85	6/1/25	202

10	Fiserv, Inc. (IT Services), Callable 1/1/49 @ 100.00	4.40	7/1/49	11

295	General Motors Financial Co. (Consumer Finance), Callable 2/1/21 @ 100.00	4.20	3/1/21	301

60	Georgia Power Co. (Electric Utilities)	2.00	9/8/20	60

101	Gilead Sciences, Inc. (Biotechnology), Callable 8/1/44 @ 100.00	4.50	2/1/45	117

50	GlaxoSmithKline Capital, Inc. (Diversified Financial Services)	6.38	5/15/38	71

215	Goldman Sachs Group, Inc. (Capital Markets), Callable 10/23/24 @ 100.00	3.50	1/23/25	226

255	Goldman Sachs Group, Inc. (Capital Markets)	5.25	7/27/21	267

155	Healthcare Trust of America Holdings LP (Equity Real Estate Investment Trusts), Callable 5/1/26 @ 100.00	3.50	8/1/26	162

105	International Paper Co. (Containers & Packaging), Callable 5/15/41 @ 100.00	6.00	11/15/41	130

120	Interpublic Group of Companies, Inc. (Media)	3.50	10/1/20	121

250	Interpublic Group of Companies, Inc. (Media)	4.20	4/15/24	269

275	JPMorgan Chase & Co. (Banks), Callable 10/23/24 @ 100.00	3.13	1/23/25	287

260	JPMorgan Chase & Co. (Banks), Callable 5/1/27 @ 100.00	3.54	5/1/28	275

110	Lincoln National Corp. (Insurance), Callable 9/15/26 @ 100.00	3.63	12/12/26	116

175	Lincoln National Corp. (Insurance)	7.00	6/15/40	249

135	Lockheed Martin Corp. (Aerospace & Defense), Callable 11/15/35 @ 100.00	4.50	5/15/36	160

85	LYB International Finance BV (Chemicals), Callable 9/15/43 @ 100.00	4.88	3/15/44	96

45	Martin Marietta Materials, Inc. (Construction Materials), Callable 3/1/27 @ 100.00	3.45	6/1/27	46

135	Martin Marietta Materials, Inc. (Construction Materials), Callable 4/2/24 @ 100.00	4.25	7/2/24	145

39	Medtronic, Inc. (Health Care Equipment & Supplies)	4.38	3/15/35	46

240	Microsoft Corp. (Software), Callable 8/6/56 @ 100.00	4.50	2/6/57	311

355	Morgan Stanley (Capital Markets)	3.13	1/23/23	365

125	Morgan Stanley, MTN (Capital Markets), Callable 1/23/29 @ 100.00	4.43	1/23/30	141

105	National Rural Utilities Cooperative Finance Corp. (Diversified Financial Services), Callable 12/7/23 @ 100.00	2.95	2/7/24	109

145	Nucor Corp. (Metals & Mining), Callable 2/1/43 @ 100.00	5.20	8/1/43	180

195	NVIDIA Corp. (Semiconductors & Semiconductor Equipment), Callable 6/16/26 @ 100.00	3.20	9/16/26	204

173	Oracle Corp. (Software)	5.38	7/15/40	224

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	Corporate Bonds (continued)

$100	Pfizer, Inc. (Pharmaceuticals), Callable 3/15/38 @ 100.00	4.10	9/15/38	$114

75	Philip Morris International, Inc. (Tobacco)	3.25	11/10/24	79

105	Philip Morris International, Inc. (Tobacco)	4.50	3/20/42	117

95	Principal Financial Group, Inc. (Insurance), Callable 2/15/25 @ 100.00	3.40	5/15/25	99

225	Progress Energy, Inc. (Electric Utilities)	6.00	12/1/39	292

100	Prudential Financial, Inc. (Insurance)	4.60	5/15/44	118

15	Prudential Financial, Inc. (Insurance)	6.63	6/21/40	21

30	Public Service Electric & Gas Co. (Electric Utilities), Callable 3/1/42 @ 100.00	3.65	9/1/42	32

125	RELX Capital, Inc. (Professional Services)	3.13	10/15/22	129

170	RELX Capital, Inc. (Professional Services), Callable 2/16/23 @ 100.00	3.50	3/16/23	177

155	Rockwell Collins, Inc. (Aerospace & Defense), Callable 12/15/26 @ 100.00	3.50	3/15/27	165

190	Roper Technologies, Inc. (Industrial Conglomerates), Callable 9/15/25 @ 100.00	3.85	12/15/25	204

30	Roper Technologies, Inc. (Industrial Conglomerates), Callable 6/15/28 @ 100.00	4.20	9/15/28	33

115	Ryder System, Inc. (Road & Rail), Callable 2/1/22 @ 100.00	2.80	3/1/22	117

150	Southern Company Gas Capital Corp. (Electric Utilities), Callable 8/1/23 @ 100.00	2.45	10/1/23	150

30	Southern Company Gas Capital Corp. (Electric Utilities), Callable 3/15/26 @ 100.00	3.25	6/15/26	31

80	Southern Company Gas Capital Corp. (Electric Utilities), Callable 11/30/46 @ 100.00	4.40	5/30/47	87

60	Southwest Airlines Co. (Airlines), Callable 8/15/26 @ 100.00	3.00	11/15/26	61

135	Southwest Airlines Co., Series 2017-1 (Airlines)	6.15	2/1/24	142

255	Sunoco Logistics Partners LP (Oil, Gas & Consumable Fuels), Callable 10/15/22 @ 100.00	3.45	1/15/23	260

185	Sunoco Logistics Partners LP (Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00	4.95	1/15/43	184

150	TCI Communications, Inc. (Media)	7.88	2/15/26	195

65	The Home Depot, Inc. (Specialty Retail), Callable 6/6/48 @ 100.00	4.50	12/6/48	80

145	The Home Depot, Inc. (Specialty Retail), Callable 3/15/40 @ 100.00	5.40	9/15/40	190

95	The Sherwin-Williams Co. (Chemicals), Callable 4/1/24 @ 100.00	3.13	6/1/24	98

165	The Sherwin-Williams Co. (Chemicals), Callable 3/1/27 @ 100.00	3.45	6/1/27	173

15	The Sherwin-Williams Co. (Chemicals), Callable 5/1/25 @ 100.00	3.45	8/1/25	16

170	The Travelers Companies, Inc. (Insurance)	6.25	6/15/37	235

135	The Walt Disney Co. (Entertainment), Callable 3/15/44 @ 100.00	4.75	9/15/44	170

250	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services), Callable 11/1/23 @ 100.00	4.15	2/1/24	268

95	Union Pacific Corp. (Road & Rail), Callable 6/10/28 @ 100.00	3.95	9/10/28	105

15	United Parcel Service, Inc. (Air Freight & Logistics), Callable 3/1/49 @ 100.00	3.40	9/1/49	15

15	United Parcel Service, Inc. (Air Freight & Logistics), Callable 9/15/48 @ 100.00	4.25	3/15/49	17

50	United Technologies Corp. (Aerospace & Defense)	4.50	6/1/42	60

75	UnitedHealth Group, Inc. (Health Care Providers & Services), Callable 5/15/41 @ 100.00	4.63	11/15/41	89

85	UnitedHealth Group, Inc. (Health Care Providers & Services)	4.75	7/15/45	104

110	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	6.63	6/15/37	146

175	Ventas Realty LP (Equity Real Estate Investment Trusts), Callable 11/1/24 @ 100.00	3.50	2/1/25	183

470	Verizon Communications, Inc. (Diversified Telecommunication Services)	4.33	9/21/28	533

200	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.01	8/21/54	258

80	Virginia Electric & Power Co. (Electric Utilities), Callable 2/15/43 @ 100.00	4.65	8/15/43	96

60	Walmart, Inc. (Food & Staples Retailing)	5.63	4/1/40	83

65	Waste Management, Inc. (Commercial Services & Supplies), Callable 1/15/39 @ 100.00	4.00	7/15/39	73

470	Wells Fargo & Co. (Banks)	3.00	4/22/26	483

115	Wells Fargo & Co., MTN (Banks), Callable 10/24/28 @ 100.00	4.15	1/24/29	128

55	Westvaco Corp. (Containers & Packaging)	8.20	1/15/30	75

180	WRKCo., Inc. (Containers & Packaging), Callable 1/15/26 @ 100.00	4.65	3/15/26	200

165	XTO Energy, Inc. (Oil, Gas & Consumable Fuels)	6.75	8/1/37	242

	Total Corporate Bonds			22,339

	U.S. Treasury Obligations — 30.52%

86	U.S. Treasury Bond	2.25	8/15/49	83

117	U.S. Treasury Bond	2.25	8/15/46	114

71	U.S. Treasury Bond	2.38	11/15/49	71

125	U.S. Treasury Bond	2.50	5/15/46	128

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Treasury Obligations (continued)

$130	U.S. Treasury Bond	2.50	2/15/46	$133

60	U.S. Treasury Bond	2.50	2/15/45	61

55	U.S. Treasury Bond	2.75	8/15/47	59

125	U.S. Treasury Bond	2.75	11/15/47	134

39	U.S. Treasury Bond	2.75	8/15/42	42

79	U.S. Treasury Bond	2.75	11/15/42	84

115	U.S. Treasury Bond	2.88	11/15/46	126

125	U.S. Treasury Bond	2.88	5/15/43	136

94	U.S. Treasury Bond	2.88	5/15/49	104

110	U.S. Treasury Bond	2.88	8/15/45	120

75	U.S. Treasury Bond	3.00	11/15/45	84

14	U.S. Treasury Bond	3.00	5/15/42	16

125	U.S. Treasury Bond	3.00	11/15/44	139

75	U.S. Treasury Bond	3.00	2/15/47	84

120	U.S. Treasury Bond	3.00	8/15/48	135

90	U.S. Treasury Bond	3.00	2/15/49	102

50	U.S. Treasury Bond	3.00	5/15/45	56

125	U.S. Treasury Bond	3.00	5/15/47	140

50	U.S. Treasury Bond	3.00	2/15/48	56

47	U.S. Treasury Bond	3.13	2/15/42	53

80	U.S. Treasury Bond	3.13	5/15/48	92

90	U.S. Treasury Bond	3.13	2/15/43	102

115	U.S. Treasury Bond	3.13	8/15/44	131

75	U.S. Treasury Bond	3.38	5/15/44	89

55	U.S. Treasury Bond	3.38	11/15/48	66

8	U.S. Treasury Bond	3.50	2/15/39	10

75	U.S. Treasury Bond	3.63	8/15/43	92

115	U.S. Treasury Bond	3.63	2/15/44	141

53	U.S. Treasury Bond	3.75	8/15/41	66

120	U.S. Treasury Bond	3.75	11/15/43	150

60	U.S. Treasury Bond	4.38	5/15/40	81

25	U.S. Treasury Bond	4.38	2/15/38	33

35	U.S. Treasury Bond	4.38	5/15/41	47

25	U.S. Treasury Bond	4.38	11/15/39	33

10	U.S. Treasury Bond	4.50	2/15/36	13

15	U.S. Treasury Bond	4.63	2/15/40	21

70	U.S. Treasury Bond	4.75	2/15/41	99

40	U.S. Treasury Bond	5.00	5/15/37	57

20	U.S. Treasury Bond	5.25	2/15/29	26

55	U.S. Treasury Bond	5.38	2/15/31	74

25	U.S. Treasury Bond	6.00	2/15/26	31

60	U.S. Treasury Bond	6.13	11/15/27	79

25	U.S. Treasury Bond	6.13	8/15/29	34

35	U.S. Treasury Bond	6.25	5/15/30	49

15	U.S. Treasury Bond	6.50	11/15/26	20

17	U.S. Treasury Bond	7.50	11/15/24	22

15	U.S. Treasury Bond	7.63	2/15/25	19

40	U.S. Treasury Bond	8.00	11/15/21	45

55	U.S. Treasury Note	1.13	8/31/21	55

25	U.S. Treasury Note	1.13	9/30/21	25

105	U.S. Treasury Note	1.13	7/31/21	104

35	U.S. Treasury Note	1.13	2/28/21	35

100	U.S. Treasury Note	1.25	3/31/21	100

95	U.S. Treasury Note	1.25	8/31/24	93

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Treasury Obligations (continued)

$25	U.S. Treasury Note	1.38	8/31/23	$25

75	U.S. Treasury Note	1.38	8/31/26	73

75	U.S. Treasury Note	1.38	9/30/23	74

80	U.S. Treasury Note	1.38	1/31/21	80

100	U.S. Treasury Note	1.38	5/31/21	100

70	U.S. Treasury Note	1.38	6/30/23	69

100	U.S. Treasury Note	1.38	4/30/21	100

70	U.S. Treasury Note	1.38	10/15/22	70

100	U.S. Treasury Note	1.50	3/31/23	100

45	U.S. Treasury Note	1.50	8/15/26	44

85	U.S. Treasury Note	1.50	11/30/21	85

105	U.S. Treasury Note	1.50	2/28/23	105

85	U.S. Treasury Note	1.50	10/31/24	84

40	U.S. Treasury Note	1.50	8/15/22	40

90	U.S. Treasury Note	1.50	11/30/24	89

50	U.S. Treasury Note	1.50	10/31/21	50

45	U.S. Treasury Note	1.50	8/31/21	45

80	U.S. Treasury Note	1.50	9/15/22	80

90	U.S. Treasury Note	1.50	9/30/21	90

80	U.S. Treasury Note	1.50	9/30/24	79

50	U.S. Treasury Note	1.50	1/31/22	50

70	U.S. Treasury Note	1.63	10/31/26	69

100	U.S. Treasury Note	1.63	10/31/23	100

50	U.S. Treasury Note	1.63	6/30/21	50

100	U.S. Treasury Note	1.63	4/30/23	100

65	U.S. Treasury Note	1.63	8/15/22	65

102	U.S. Treasury Note	1.63	11/15/22	102

80	U.S. Treasury Note	1.63	5/31/23	80

60	U.S. Treasury Note	1.63	5/15/26	59

70	U.S. Treasury Note	1.63	11/30/26	69

70	U.S. Treasury Note	1.63	9/30/26	69

120	U.S. Treasury Note	1.63	2/15/26	119

80	U.S. Treasury Note	1.63	12/15/22	80

130	U.S. Treasury Note	1.63	8/15/29	127

120	U.S. Treasury Note	1.63	12/31/21	120

90	U.S. Treasury Note	1.75	5/15/22	90

90	U.S. Treasury Note	1.75	7/15/22	90

85	U.S. Treasury Note	1.75	3/31/22	85

115	U.S. Treasury Note	1.75	4/30/22	115

88	U.S. Treasury Note	1.75	12/31/24	88

85	U.S. Treasury Note	1.75	11/15/29	84

70	U.S. Treasury Note	1.75	12/31/26	70

95	U.S. Treasury Note	1.75	7/31/21	95

110	U.S. Treasury Note	1.75	9/30/22	110

80	U.S. Treasury Note	1.75	7/31/24	80

35	U.S. Treasury Note	1.75	11/30/21	35

75	U.S. Treasury Note	1.75	6/30/24	75

80	U.S. Treasury Note	1.75	1/31/23	80

164	U.S. Treasury Note	1.75	5/15/23	165

50	U.S. Treasury Note	1.75	6/15/22	50

20	U.S. Treasury Note	1.88	8/31/24	20

90	U.S. Treasury Note	1.88	9/30/22	91

105	U.S. Treasury Note	1.88	1/31/22	106

65	U.S. Treasury Note	1.88	7/31/22	65

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Treasury Obligations (continued)

$125	U.S. Treasury Note	1.88	4/30/22	$126

85	U.S. Treasury Note	1.88	5/31/22	86

85	U.S. Treasury Note	1.88	8/31/22	86

70	U.S. Treasury Note	1.88	10/31/22	70

75	U.S. Treasury Note	1.88	7/31/26	75

50	U.S. Treasury Note	1.88	2/28/22	50

110	U.S. Treasury Note	1.88	11/30/21	111

100	U.S. Treasury Note	1.88	3/31/22	101

50	U.S. Treasury Note	1.88	6/30/26	50

100	U.S. Treasury Note	2.00	2/28/21	100

95	U.S. Treasury Note	2.00	7/31/22	96

190	U.S. Treasury Note	2.00	2/15/25	192

100	U.S. Treasury Note	2.00	5/31/21	101

145	U.S. Treasury Note	2.00	11/15/21	146

110	U.S. Treasury Note	2.00	6/30/24	111

110	U.S. Treasury Note	2.00	12/31/21	111

100	U.S. Treasury Note	2.00	2/15/22	101

150	U.S. Treasury Note	2.00	11/30/22	152

75	U.S. Treasury Note	2.00	10/31/22	76

195	U.S. Treasury Note	2.00	8/15/25	196

80	U.S. Treasury Note	2.00	8/31/21	81

60	U.S. Treasury Note	2.00	10/31/21	60

185	U.S. Treasury Note	2.00	11/15/26	187

120	U.S. Treasury Note	2.00	4/30/24	122

125	U.S. Treasury Note	2.00	5/31/24	127

105	U.S. Treasury Note	2.13	12/31/21	106

30	U.S. Treasury Note	2.13	1/31/21	30

110	U.S. Treasury Note	2.13	12/31/22	112

45	U.S. Treasury Note	2.13	5/15/25	46

100	U.S. Treasury Note	2.13	5/31/26	102

90	U.S. Treasury Note	2.13	6/30/22	91

90	U.S. Treasury Note	2.13	11/30/23	92

170	U.S. Treasury Note	2.13	3/31/24	173

5	U.S. Treasury Note	2.13	9/30/21	5

65	U.S. Treasury Note	2.13	9/30/24	66

5	U.S. Treasury Note	2.13	2/29/24	5

55	U.S. Treasury Note	2.13	7/31/24	56

45	U.S. Treasury Note	2.13	8/15/21	45

70	U.S. Treasury Note	2.13	6/30/21	71

40	U.S. Treasury Note	2.25	4/30/21	40

80	U.S. Treasury Note	2.25	12/31/23	82

150	U.S. Treasury Note	2.25	11/15/24	154

95	U.S. Treasury Note	2.25	11/15/25	98

50	U.S. Treasury Note	2.25	4/30/24	51

165	U.S. Treasury Note	2.25	2/15/27	169

100	U.S. Treasury Note	2.25	4/15/22	101

40	U.S. Treasury Note	2.25	7/31/21	40

180	U.S. Treasury Note	2.25	3/31/21	181

175	U.S. Treasury Note	2.25	11/15/27	180

75	U.S. Treasury Note	2.25	10/31/24	77

80	U.S. Treasury Note	2.25	1/31/24	82

80	U.S. Treasury Note	2.25	3/31/26	82

55	U.S. Treasury Note	2.25	12/31/24	56

185	U.S. Treasury Note	2.25	8/15/27	189

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Treasury Obligations (continued)

$85	U.S. Treasury Note	2.25	2/15/21	$86

110	U.S. Treasury Note	2.38	1/31/23	112

175	U.S. Treasury Note	2.38	5/15/27	181

80	U.S. Treasury Note	2.38	4/30/26	83

95	U.S. Treasury Note	2.38	3/15/22	97

100	U.S. Treasury Note	2.38	2/29/24	103

90	U.S. Treasury Note	2.38	4/15/21	91

10	U.S. Treasury Note	2.38	3/15/21	10

100	U.S. Treasury Note	2.38	8/15/24	103

120	U.S. Treasury Note	2.38	5/15/29	125

50	U.S. Treasury Note	2.50	3/31/23	51

85	U.S. Treasury Note	2.50	2/28/26	88

50	U.S. Treasury Note	2.50	1/15/22	51

110	U.S. Treasury Note	2.50	2/28/21	111

105	U.S. Treasury Note	2.50	2/15/22	107

50	U.S. Treasury Note	2.50	1/31/24	52

110	U.S. Treasury Note	2.50	1/31/21	111

127	U.S. Treasury Note	2.50	8/15/23	131

105	U.S. Treasury Note	2.50	5/15/24	109

100	U.S. Treasury Note	2.63	12/31/23	104

105	U.S. Treasury Note	2.63	12/15/21	107

165	U.S. Treasury Note	2.63	2/15/29	175

90	U.S. Treasury Note	2.63	12/31/25	94

60	U.S. Treasury Note	2.63	2/28/23	62

105	U.S. Treasury Note	2.63	6/30/23	108

130	U.S. Treasury Note	2.63	7/15/21	132

100	U.S. Treasury Note	2.63	3/31/25	105

95	U.S. Treasury Note	2.63	5/15/21	96

95	U.S. Treasury Note	2.63	6/15/21	96

85	U.S. Treasury Note	2.63	1/31/26	89

100	U.S. Treasury Note	2.75	2/15/24	104

50	U.S. Treasury Note	2.75	9/15/21	51

105	U.S. Treasury Note	2.75	8/31/23	109

85	U.S. Treasury Note	2.75	8/31/25	90

80	U.S. Treasury Note	2.75	2/15/28	85

90	U.S. Treasury Note	2.75	2/28/25	95

90	U.S. Treasury Note	2.75	7/31/23	93

170	U.S. Treasury Note	2.75	11/15/23	177

95	U.S. Treasury Note	2.75	5/31/23	98

90	U.S. Treasury Note	2.75	6/30/25	95

45	U.S. Treasury Note	2.75	4/30/23	47

95	U.S. Treasury Note	2.75	8/15/21	97

140	U.S. Treasury Note	2.88	5/15/28	151

50	U.S. Treasury Note	2.88	10/31/23	52

50	U.S. Treasury Note	2.88	10/15/21	51

30	U.S. Treasury Note	2.88	10/31/20	30

35	U.S. Treasury Note	2.88	11/30/23	37

90	U.S. Treasury Note	2.88	11/30/25	96

75	U.S. Treasury Note	2.88	7/31/25	79

100	U.S. Treasury Note	2.88	11/15/21	102

90	U.S. Treasury Note	2.88	4/30/25	95

105	U.S. Treasury Note	2.88	9/30/23	110

200	U.S. Treasury Note	2.88	8/15/28	215

85	U.S. Treasury Note	3.00	10/31/25	91

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	U.S. Treasury Obligations (continued)

$85	U.S. Treasury Note	3.00		9/30/25	$91

100	U.S. Treasury Note	3.13		5/15/21	102

115	U.S. Treasury Note	3.13		11/15/28	126

100	U.S. Treasury Note	3.63		2/15/21	102

	Total U.S. Treasury Obligations				19,666

	Yankee Dollars — 6.72%

100	America Movil SAB de CV (Wireless Telecommunication Services)	5.00		3/30/20	101

85	America Movil SAB de CV (Wireless Telecommunication Services)	6.13		11/15/37	110

100	Aptiv PLC (Auto Components), Callable 10/15/25 @ 100.00	4.25		1/15/26	108

45	BHP Billiton Finance USA Ltd. (Metals & Mining)	5.00		9/30/43	57

185	BP Capital Markets PLC (Diversified Financial Services)	3.54		11/4/24	197

114	British Telecommunications PLC (Diversified Telecommunication Services)	9.63		12/15/30	175

245	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 12/15/22 @ 100.00	2.95		1/15/23	250

150	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 3/1/27 @ 100.00	3.85		6/1/27	160

270	Canadian Pacific Railway Co. (Road & Rail), Callable 12/15/22 @ 100.00	4.45		3/15/23	286

250	Coca-Cola European Partners PLC (Beverages)	3.50		9/15/20	252

105	Deutsche Telekom International Finance BV (Diversified Telecommunication Services)	8.75	(c)	6/15/30	154

90	Diageo Capital PLC (Diversified Financial Services)	5.88		9/30/36	122

210	HSBC Holdings PLC (Banks)	4.00		3/30/22	220

200	HSBC Holdings PLC (Banks)	5.10		4/5/21	207

140	Iberdrola International BV (Electric Utilities)	5.81		3/15/25	161

145	Iberdrola International BV (Electric Utilities)	6.75		7/15/36	201

40	LYB International Finance II BV (Chemicals), Callable 12/2/26 @ 100.00	3.50		3/2/27	41

25	LyondellBasell Industries N.V. (Chemicals)	4.00		7/15/23	27

35	LyondellBasell Industries N.V. (Chemicals), Callable 8/26/54 @ 100.00	4.63		2/26/55	37

105	Orange SA (Diversified Telecommunication Services)	9.00		3/1/31	162

90	Shell International Finance BV (Oil, Gas & Consumable Fuels)	4.13		5/11/35	105

170	Shell International Finance BV (Oil, Gas & Consumable Fuels)	6.38		12/15/38	248

105	Statoil ASA (Oil, Gas & Consumable Fuels)	5.10		8/17/40	134

55	Telefonica Emisiones SAU (Diversified Telecommunication Services)	5.13		4/27/20	56

25	Telefonica Emisiones SAU (Diversified Telecommunication Services)	5.46		2/16/21	26

75	Telefonica Emisiones SAU (Diversified Telecommunication Services)	7.05		6/20/36	105

240	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels), Callable 2/15/28 @ 100.00	4.25		5/15/28	265

140	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	6.10		6/1/40	182

20	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	6.20		10/15/37	26

35	Vodafone Group PLC (Wireless Telecommunication Services)	5.00		5/30/38	41

90	Vodafone Group PLC (Wireless Telecommunication Services)	6.15		2/27/37	115

	Total Yankee Dollars				4,331

Shares

	Investment Companies — 7.10%

263,985	State Street Institutional Treasury Money Market Fund, Premier Class	1.50	(d)		264

4,308,948	State Street Institutional Treasury Plus Money Market Fund, Trust Class	1.49	(d)		4,309

	Total Investment Companies				4,573

	Total Investments (cost $63,784) — 102.93%				66,325
	Liabilities in excess of other assets — (2.93)%				(1,889)

	Net Assets — 100.00%				$64,436

Amounts designated as “—” are $0 or have been rounded to $0.

(a)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect on December 31, 2019.

(b)	Variable Rate Security. The rate disclosed is the rate in effect on December 31, 2019.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (concluded) — December 31, 2019 (Unaudited)

(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate disclosed is the rate in effect on December 31, 2019.
(d)	The rate disclosed is the rate in effect on December 31, 2019.

bps — Basis Points

MTN — Medium Term Note

TBA — To Be Announced purchase or sale commitment. Security is subject to delayed delivery

US0003M — 3 Month US Dollar LIBOR

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2019.

The Core Fixed Income Portfolio	Agincourt Capital Management, LLC	Mellon Investments Corporation	HC Capital Solutions	Total
Asset Backed Securities	—	0.41%	—	0.41%
Collateralized Mortgage Obligations	—	1.53%	—	1.53%
U.S. Government Agency Mortgages	—	21.05%	—	21.05%
U.S. Government Agency Securities	—	0.94%	—	0.94%
Corporate Bonds	34.66%	—	—	34.66%
U.S. Treasury Obligations	—	30.52%	—	30.52%
Yankee Dollars	6.72%	—	—	6.72%
Investment Companies	0.41%	3.40%	3.29%	7.10%

Other Assets (Liabilities)	0.23%	-3.15%	-0.01%	-2.93%

Total Net Assets	42.02%	54.70%	3.28%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments — December 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	Collateralized Mortgage Obligations — 1.56%

$2,100	DBUBS Mortgage Trust, Series 2011-LC3A, Class – G (a)	3.75		8/10/44	$1,611

2,462	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class – AJ, Callable 2/4/20 @ 100.00	5.81	(b)	2/12/49	1,715

4,726	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class – G (a)	4.89	(b)	5/10/63	1,691

2,990	Upgrade Pass-Through Trust, Series 2018-7, Class – A (a)	14.78		1/15/25	2,853

	Total Collateralized Mortgage Obligations				7,870

	U.S. Government Agency Mortgages — 0.00%

1,454	Freddie Mac, Seasoned Credit Risk Transfer Trust, Series 2017-2, Class – XSIO, Callable 9/25/43 @ 100.00 (c)	0.07	(b)	8/25/56	7

	Total U.S. Government Agency Mortgages				7

Shares

	Investment Companies — 96.99%

1,177,000	Federated Treasury Obligations Fund, Institutional Shares^^	2.29	(d)		1,177

488,488,550	State Street Institutional Treasury Plus Money Market Fund, Trust Class	1.49	(d)		488,489

	Total Investment Companies				489,666

	Total Investments (cost $498,858) — 98.55%				497,543
	Other assets in excess of liabilities — 1.45%				7,308

	Net Assets — 100.00%				$504,851

Amounts designated as “—” are $0 or have been rounded to $0.

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2019.

(a)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(b)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect on December 31, 2019.

(c)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed illiquid by the Specialist Manager and represents 0.00% of the Portfolio’s net assets.

(d)	The rate disclosed is the rate in effect on December 31, 2019.

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2019.

The Fixed Income Opportunity Portfolio	Parametric Portfolio Associates, LLC	Western Asset Management Company, Ltd.	Total

Collateralized Mortgage Obligations	—	1.56%	1.56%

U.S. Government Agency Mortgages	—	0.00%	0.00%

Investment Companies	95.14%	1.85%	96.99%

Other Assets (Liabilities)	1.43%	0.02%	1.45%

Total Net Assets	96.57%	3.43%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

Amounts designated as “0.00%” round to less than 0.005%.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (concluded) — December 31, 2019 (Unaudited)

The following table reflects the open derivative positions held by the Portfolio as of December 31, 2019.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
5-Year US Treasury Note Future	2,522	3/31/20	$299,133	$(463)
E-Mini S&P 500 Future	1,061	3/20/20	171,410	3,192

			$470,543	$2,729

	Total Unrealized Appreciation			$3,192
	Total Unrealized Depreciation			(463)

	Total Net Unrealized Appreciation/(Depreciation)			$2,729

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments — December 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Securities — 2.76%

$350	Fannie Mae	1.38	10/7/21	$348

275	Fannie Mae	1.75	7/2/24	275

350	Fannie Mae	1.88	9/24/26	349

400	Fannie Mae	2.00	1/5/22	403

400	Fannie Mae	2.00	10/5/22	405

150	Fannie Mae	2.13	4/24/26	152

250	Fannie Mae	2.63	9/6/24	260

95	Fannie Mae	6.25	5/15/29	128

160	Fannie Mae	6.63	11/15/30	228

180	Fannie Mae	7.25	5/15/30	264

325	Federal Farm Credit Bank	1.55	8/16/21	325

50	Federal Farm Credit Bank, Callable 1/15/20 @ 100.00	1.58	2/17/21	50

500	Federal Home Loan Bank	1.13	7/14/21	496

500	Federal Home Loan Bank	1.38	9/28/20	499

500	Federal Home Loan Bank	1.38	2/18/21	499

250	Federal Home Loan Bank	1.63	11/19/21	250

100	Federal Home Loan Bank	1.88	7/7/21	100

50	Federal Home Loan Bank	2.13	3/10/23	51

75	Federal Home Loan Bank, Callable 1/29/20 @ 100.00	2.25	1/29/21	75

100	Federal Home Loan Bank	2.63	10/1/20	101

160	Federal Home Loan Bank	2.88	9/11/20	161

150	Federal Home Loan Bank	2.88	9/13/24	158

500	Federal Home Loan Bank	3.00	10/12/21	512

300	Federal Home Loan Bank	3.38	9/8/23	318

180	Federal Home Loan Bank	5.25	12/11/20	186

65	Federal Home Loan Bank	5.50	7/15/36	91

500	Freddie Mac	1.88	11/17/20	501

100	Freddie Mac, Callable 5/8/20 @ 100.00	2.05	11/8/24	100

350	Freddie Mac	2.38	1/13/22	355

150	Freddie Mac	2.75	6/19/23	156

150	Freddie Mac	6.25	7/15/32	215

180	Freddie Mac	6.75	3/15/31	260

110	Tennessee Valley Authority	4.70	7/15/33	138

85	Tennessee Valley Authority	5.25	9/15/39	116

100	Tennessee Valley Authority	5.88	4/1/36	141

190	Tennessee Valley Authority	6.15	1/15/38	280

	Total U.S. Government Agency Securities			8,946

	U.S. Treasury Obligations — 95.45%

2,405	U.S. Treasury Bond	2.25	8/15/49	2,334

1,260	U.S. Treasury Bond	2.25	8/15/46	1,225

495	U.S. Treasury Bond	2.38	11/15/49	494

1,015	U.S. Treasury Bond	2.50	2/15/45	1,036

1,550	U.S. Treasury Bond	2.50	5/15/46	1,583

1,135	U.S. Treasury Bond	2.50	2/15/46	1,159

837	U.S. Treasury Bond	2.75	8/15/42	894

671	U.S. Treasury Bond	2.75	11/15/42	716

1,520	U.S. Treasury Bond	2.75	11/15/47	1,630

1,110	U.S. Treasury Bond	2.75	8/15/47	1,190

1,985	U.S. Treasury Bond	2.88	5/15/49	2,189

1,116	U.S. Treasury Bond	2.88	5/15/43	1,216

955	U.S. Treasury Bond	2.88	11/15/46	1,048

1,980	U.S. Treasury Bond	2.88	8/15/45	2,165

1,695	U.S. Treasury Bond	3.00	8/15/48	1,909

1,430	U.S. Treasury Bond	3.00	2/15/49	1,613

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Treasury Obligations (continued)

$1,520	U.S. Treasury Bond	3.00	2/15/48	$1,709

1,260	U.S. Treasury Bond	3.00	5/15/45	1,408

1,470	U.S. Treasury Bond	3.00	11/15/45	1,645

1,705	U.S. Treasury Bond	3.00	2/15/47	1,916

389	U.S. Treasury Bond	3.00	5/15/42	433

1,925	U.S. Treasury Bond	3.00	5/15/47	2,163

1,615	U.S. Treasury Bond	3.00	11/15/44	1,801

1,580	U.S. Treasury Bond	3.13	8/15/44	1,798

605	U.S. Treasury Bond	3.13	2/15/42	686

1,505	U.S. Treasury Bond	3.13	5/15/48	1,733

1,447	U.S. Treasury Bond	3.13	2/15/43	1,641

411	U.S. Treasury Bond	3.13	11/15/41	466

1,100	U.S. Treasury Bond	3.38	11/15/48	1,327

1,130	U.S. Treasury Bond	3.38	5/15/44	1,338

40	U.S. Treasury Bond	3.50	2/15/39	48

1,500	U.S. Treasury Bond	3.63	8/15/43	1,840

1,280	U.S. Treasury Bond	3.63	2/15/44	1,574

730	U.S. Treasury Bond	3.75	8/15/41	906

1,345	U.S. Treasury Bond	3.75	11/15/43	1,683

570	U.S. Treasury Bond	3.88	8/15/40	718

565	U.S. Treasury Bond	4.25	11/15/40	748

30	U.S. Treasury Bond	4.25	5/15/39	39

363	U.S. Treasury Bond	4.38	5/15/40	487

551	U.S. Treasury Bond	4.38	5/15/41	743

1,055	U.S. Treasury Bond	4.38	11/15/39	1,412

530	U.S. Treasury Bond	4.38	2/15/38	705

425	U.S. Treasury Bond	4.50	2/15/36	564

150	U.S. Treasury Bond	4.50	8/15/39	204

255	U.S. Treasury Bond	4.50	5/15/38	345

673	U.S. Treasury Bond	4.63	2/15/40	931

825	U.S. Treasury Bond	4.75	2/15/41	1,164

70	U.S. Treasury Bond	4.75	2/15/37	96

235	U.S. Treasury Bond	5.00	5/15/37	333

282	U.S. Treasury Bond	5.25	11/15/28	359

760	U.S. Treasury Bond	5.25	2/15/29	972

599	U.S. Treasury Bond	5.38	2/15/31	804

85	U.S. Treasury Bond	6.00	2/15/26	106

810	U.S. Treasury Bond	6.13	11/15/27	1,063

150	U.S. Treasury Bond	6.13	8/15/29	206

197	U.S. Treasury Bond	6.25	8/15/23	229

320	U.S. Treasury Bond	6.25	5/15/30	450

100	U.S. Treasury Bond	6.38	8/15/27	132

218	U.S. Treasury Bond	6.50	11/15/26	284

200	U.S. Treasury Bond	6.75	8/15/26	262

300	U.S. Treasury Bond	6.88	8/15/25	382

325	U.S. Treasury Bond	7.25	8/15/22	372

295	U.S. Treasury Bond	7.63	2/15/25	380

7	U.S. Treasury Bond	7.88	2/15/21	7

400	U.S. Treasury Bond	8.00	11/15/21	446

110	U.S. Treasury Bond	8.13	8/15/21	121

830	U.S. Treasury Note	1.13	9/30/21	823

1,100	U.S. Treasury Note	1.13	8/31/21	1,091

1,385	U.S. Treasury Note	1.13	7/31/21	1,374

1,870	U.S. Treasury Note	1.13	2/28/21	1,859

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Treasury Obligations (continued)

$280	U.S. Treasury Note	1.13	6/30/21	$278

1,870	U.S. Treasury Note	1.25	3/31/21	1,861

1,825	U.S. Treasury Note	1.25	10/31/21	1,814

930	U.S. Treasury Note	1.25	7/31/23	917

670	U.S. Treasury Note	1.25	8/31/24	657

1,585	U.S. Treasury Note	1.38	4/30/21	1,580

2,120	U.S. Treasury Note	1.38	10/15/22	2,106

2,000	U.S. Treasury Note	1.38	1/31/21	1,994

1,230	U.S. Treasury Note	1.38	8/31/23	1,218

1,345	U.S. Treasury Note	1.38	8/31/26	1,307

735	U.S. Treasury Note	1.38	9/30/23	727

1,425	U.S. Treasury Note	1.38	6/30/23	1,412

1,470	U.S. Treasury Note	1.38	5/31/21	1,465

2,030	U.S. Treasury Note	1.50	8/15/26	1,989

1,485	U.S. Treasury Note	1.50	9/30/24	1,472

825	U.S. Treasury Note	1.50	8/31/21	824

1,200	U.S. Treasury Note	1.50	11/30/21	1,198

1,225	U.S. Treasury Note	1.50	8/15/22	1,222

2,115	U.S. Treasury Note	1.50	9/15/22	2,109

1,255	U.S. Treasury Note	1.50	9/30/21	1,253

1,590	U.S. Treasury Note	1.50	11/30/24	1,576

1,620	U.S. Treasury Note	1.50	10/31/24	1,606

1,115	U.S. Treasury Note	1.50	3/31/23	1,110

1,270	U.S. Treasury Note	1.50	10/31/21	1,268

1,350	U.S. Treasury Note	1.50	2/28/23	1,345

1,530	U.S. Treasury Note	1.50	1/31/22	1,527

810	U.S. Treasury Note	1.63	4/30/23	809

1,375	U.S. Treasury Note	1.63	12/31/21	1,377

1,490	U.S. Treasury Note	1.63	8/15/22	1,491

1,275	U.S. Treasury Note	1.63	10/31/26	1,258

1,200	U.S. Treasury Note	1.63	8/31/22	1,200

1,252	U.S. Treasury Note	1.63	11/15/22	1,252

1,095	U.S. Treasury Note	1.63	11/30/26	1,080

1,005	U.S. Treasury Note	1.63	9/30/26	992

1,305	U.S. Treasury Note	1.63	12/15/22	1,306

1,200	U.S. Treasury Note	1.63	10/31/23	1,198

2,245	U.S. Treasury Note	1.63	5/15/26	2,220

500	U.S. Treasury Note	1.63	6/30/21	500

1,250	U.S. Treasury Note	1.63	5/31/23	1,249

2,075	U.S. Treasury Note	1.63	2/15/26	2,054

3,145	U.S. Treasury Note	1.63	8/15/29	3,064

1,350	U.S. Treasury Note	1.75	6/30/22	1,355

1,395	U.S. Treasury Note	1.75	11/30/21	1,399

1,800	U.S. Treasury Note	1.75	4/30/22	1,806

1,685	U.S. Treasury Note	1.75	5/15/22	1,691

1,100	U.S. Treasury Note	1.75	12/31/26	1,095

1,425	U.S. Treasury Note	1.75	12/31/24	1,429

1,603	U.S. Treasury Note	1.75	5/15/23	1,608

710	U.S. Treasury Note	1.75	9/30/22	713

745	U.S. Treasury Note	1.75	7/31/24	747

1,100	U.S. Treasury Note	1.75	6/15/22	1,104

1,260	U.S. Treasury Note	1.75	11/15/29	1,241

1,800	U.S. Treasury Note	1.75	2/28/22	1,806

700	U.S. Treasury Note	1.75	1/31/23	703

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Treasury Obligations (continued)

$1,800	U.S. Treasury Note	1.75	3/31/22	$1,806

1,240	U.S. Treasury Note	1.75	7/15/22	1,244

1,305	U.S. Treasury Note	1.75	7/31/21	1,308

1,260	U.S. Treasury Note	1.88	11/30/21	1,267

1,970	U.S. Treasury Note	1.88	4/30/22	1,982

1,045	U.S. Treasury Note	1.88	7/31/26	1,049

1,250	U.S. Treasury Note	1.88	1/31/22	1,257

930	U.S. Treasury Note	1.88	7/31/22	936

850	U.S. Treasury Note	1.88	3/31/22	855

500	U.S. Treasury Note	1.88	6/30/26	502

850	U.S. Treasury Note	1.88	10/31/22	856

875	U.S. Treasury Note	1.88	8/31/22	881

910	U.S. Treasury Note	1.88	9/30/22	917

990	U.S. Treasury Note	1.88	8/31/24	998

1,565	U.S. Treasury Note	1.88	5/31/22	1,575

925	U.S. Treasury Note	1.88	2/28/22	930

938	U.S. Treasury Note	2.00	2/15/22	945

615	U.S. Treasury Note	2.00	11/15/26	622

625	U.S. Treasury Note	2.00	2/28/21	628

700	U.S. Treasury Note	2.00	5/31/21	704

1,000	U.S. Treasury Note	2.00	10/31/21	1,007

1,600	U.S. Treasury Note	2.00	12/31/21	1,613

3,050	U.S. Treasury Note	2.00	8/15/25	3,090

975	U.S. Treasury Note	2.00	8/31/21	981

2,850	U.S. Treasury Note	2.00	2/15/25	2,891

2,350	U.S. Treasury Note	2.00	11/30/22	2,375

1,110	U.S. Treasury Note	2.00	11/15/21	1,118

1,538	U.S. Treasury Note	2.00	2/15/23	1,555

840	U.S. Treasury Note	2.00	7/31/22	848

2,310	U.S. Treasury Note	2.00	5/31/24	2,340

900	U.S. Treasury Note	2.00	10/31/22	909

715	U.S. Treasury Note	2.00	6/30/24	724

1,360	U.S. Treasury Note	2.00	4/30/24	1,378

590	U.S. Treasury Note	2.13	7/31/24	601

750	U.S. Treasury Note	2.13	1/31/21	754

650	U.S. Treasury Note	2.13	11/30/23	661

1,075	U.S. Treasury Note	2.13	3/31/24	1,094

300	U.S. Treasury Note	2.13	5/31/21	302

300	U.S. Treasury Note	2.13	5/31/26	306

1,315	U.S. Treasury Note	2.13	9/30/24	1,340

1,000	U.S. Treasury Note	2.13	5/15/22	1,012

1,000	U.S. Treasury Note	2.13	6/30/21	1,008

2,680	U.S. Treasury Note	2.13	12/31/22	2,719

1,085	U.S. Treasury Note	2.13	9/30/21	1,094

895	U.S. Treasury Note	2.13	2/29/24	911

1,895	U.S. Treasury Note	2.13	5/15/25	1,932

1,720	U.S. Treasury Note	2.13	8/15/21	1,734

1,445	U.S. Treasury Note	2.13	11/30/24	1,473

800	U.S. Treasury Note	2.13	12/31/21	808

1,165	U.S. Treasury Note	2.13	6/30/22	1,180

1,605	U.S. Treasury Note	2.25	4/30/21	1,618

687	U.S. Treasury Note	2.25	7/31/21	694

1,740	U.S. Treasury Note	2.25	12/31/24	1,785

1,745	U.S. Treasury Note	2.25	10/31/24	1,790

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Treasury Obligations (continued)

$950	U.S. Treasury Note	2.25	12/31/23	$971

810	U.S. Treasury Note	2.25	1/31/24	828

2,400	U.S. Treasury Note	2.25	2/15/27	2,465

2,175	U.S. Treasury Note	2.25	11/15/25	2,232

1,845	U.S. Treasury Note	2.25	11/15/27	1,896

735	U.S. Treasury Note	2.25	2/15/21	740

1,555	U.S. Treasury Note	2.25	3/31/21	1,567

1,900	U.S. Treasury Note	2.25	8/15/27	1,952

1,290	U.S. Treasury Note	2.25	4/15/22	1,309

1,100	U.S. Treasury Note	2.25	3/31/26	1,130

700	U.S. Treasury Note	2.25	4/30/24	716

2,455	U.S. Treasury Note	2.25	11/15/24	2,518

1,810	U.S. Treasury Note	2.38	5/15/27	1,876

1,250	U.S. Treasury Note	2.38	1/31/23	1,278

2,550	U.S. Treasury Note	2.38	5/15/29	2,650

500	U.S. Treasury Note	2.38	12/31/20	504

2,675	U.S. Treasury Note	2.38	8/15/24	2,756

1,375	U.S. Treasury Note	2.38	2/29/24	1,413

1,715	U.S. Treasury Note	2.38	4/15/21	1,731

1,305	U.S. Treasury Note	2.38	3/15/22	1,327

1,140	U.S. Treasury Note	2.38	4/30/26	1,179

815	U.S. Treasury Note	2.38	3/15/21	822

1,370	U.S. Treasury Note	2.50	8/15/23	1,410

990	U.S. Treasury Note	2.50	3/31/23	1,017

1,535	U.S. Treasury Note	2.50	2/15/22	1,564

850	U.S. Treasury Note	2.50	2/28/26	885

1,735	U.S. Treasury Note	2.50	1/31/25	1,802

2,105	U.S. Treasury Note	2.50	5/15/24	2,177

1,390	U.S. Treasury Note	2.50	1/15/22	1,415

1,345	U.S. Treasury Note	2.50	2/28/21	1,358

1,300	U.S. Treasury Note	2.50	1/31/24	1,342

1,795	U.S. Treasury Note	2.63	2/15/29	1,902

960	U.S. Treasury Note	2.63	7/15/21	975

1,500	U.S. Treasury Note	2.63	6/30/23	1,550

885	U.S. Treasury Note	2.63	5/15/21	897

935	U.S. Treasury Note	2.63	6/15/21	948

700	U.S. Treasury Note	2.63	12/31/23	726

1,260	U.S. Treasury Note	2.63	12/15/21	1,285

985	U.S. Treasury Note	2.63	2/28/23	1,015

1,205	U.S. Treasury Note	2.63	12/31/25	1,263

1,760	U.S. Treasury Note	2.63	3/31/25	1,839

1,055	U.S. Treasury Note	2.63	1/31/26	1,106

1,385	U.S. Treasury Note	2.75	5/31/23	1,435

990	U.S. Treasury Note	2.75	8/15/21	1,008

910	U.S. Treasury Note	2.75	8/31/25	959

1,010	U.S. Treasury Note	2.75	9/15/21	1,029

1,075	U.S. Treasury Note	2.75	8/31/23	1,116

1,050	U.S. Treasury Note	2.75	7/31/23	1,090

1,760	U.S. Treasury Note	2.75	2/28/25	1,850

2,120	U.S. Treasury Note	2.75	2/15/28	2,259

1,897	U.S. Treasury Note	2.75	11/15/23	1,973

2,165	U.S. Treasury Note	2.75	2/15/24	2,257

980	U.S. Treasury Note	2.75	4/30/23	1,015

875	U.S. Treasury Note	2.75	6/30/25	921

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — December 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	U.S. Treasury Obligations (continued)

$1,005	U.S. Treasury Note	2.88		5/31/25	$1,064

2,905	U.S. Treasury Note	2.88		8/15/28	3,132

605	U.S. Treasury Note	2.88		10/31/23	632

1,500	U.S. Treasury Note	2.88		9/30/23	1,566

1,040	U.S. Treasury Note	2.88		10/15/21	1,063

1,210	U.S. Treasury Note	2.88		4/30/25	1,280

1,920	U.S. Treasury Note	2.88		5/15/28	2,066

1,085	U.S. Treasury Note	2.88		11/30/25	1,152

1,255	U.S. Treasury Note	2.88		11/15/21	1,284

750	U.S. Treasury Note	2.88		11/30/23	784

875	U.S. Treasury Note	2.88		7/31/25	927

880	U.S. Treasury Note	3.00		10/31/25	940

895	U.S. Treasury Note	3.00		9/30/25	955

2,880	U.S. Treasury Note	3.13		11/15/28	3,167

1,200	U.S. Treasury Note	3.13		5/15/21	1,224

1,632	U.S. Treasury Note	3.63		2/15/21	1,667

400	U.S. Treasury Note	5.50		8/15/28	515

	Total U.S. Treasury Obligations				309,882

	Yankee Dollar — 0.04%

115	AID-Israel (Sovereign Bond)	5.50		9/18/23	130

	Total Yankee Dollar				130

Shares

	Investment Company — 1.71%

5,568,023	State Street Institutional Treasury Plus Money Market Fund, Trust Class	1.49	(a)		5,568

	Total Investment Company				5,568

	Total Investments (cost $313,250) — 99.96%				324,526
	Other assets in excess of liabilities — 0.04%				144

	Net Assets — 100.00%				$324,670

(a)	The rate disclosed is the rate in effect on December 31, 2019.

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2019.

The U.S. Government Fixed Income Securities Portfolio	Mellon Investments Corporation	HC Capital Solutions	Total
U.S. Government Agency Securities	2.76%	—	2.76%
U.S. Treasury Obligations	95.45%	—	95.45%
Yankee Dollar	0.04%	—	0.04%
Investment Company	—	1.71%	1.71%
Other Assets (Liabilities)	0.03%	0.01%	0.04%

Total Net Assets	98.28%	1.72%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Inflation Protected Securities Portfolio

Portfolio of Investments — December 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	U.S. Treasury Obligations — 96.60%

$8,305	U.S. Treasury Inflation Index Bond	0.13		10/15/24	$8,377

3,461	U.S. Treasury Inflation Index Bond	0.63		2/15/43	3,926

5,954	U.S. Treasury Inflation Index Bond	0.75		2/15/45	6,762

9,085	U.S. Treasury Inflation Index Bond	0.75		7/15/28	9,805

4,596	U.S. Treasury Inflation Index Bond	0.75		2/15/42	5,446

4,019	U.S. Treasury Inflation Index Bond	0.88		2/15/47	4,599

4,377	U.S. Treasury Inflation Index Bond	1.00		2/15/48	5,064

3,895	U.S. Treasury Inflation Index Bond	1.00		2/15/49	4,432

4,113	U.S. Treasury Inflation Index Bond	1.00		2/15/46	4,920

5,290	U.S. Treasury Inflation Index Bond	1.38		2/15/44	6,900

3,607	U.S. Treasury Inflation Index Bond	1.75		1/15/28	4,978

4,040	U.S. Treasury Inflation Index Bond	2.00		1/15/26	5,823

2,539	U.S. Treasury Inflation Index Bond	2.13		2/15/41	3,934

1,948	U.S. Treasury Inflation Index Bond	2.13		2/15/40	3,034

3,370	U.S. Treasury Inflation Index Bond	2.38		1/15/27	4,962

5,382	U.S. Treasury Inflation Index Bond	2.38		1/15/25	8,192

3,589	U.S. Treasury Inflation Index Bond	2.50		1/15/29	5,183

1,198	U.S. Treasury Inflation Index Bond	3.38		4/15/32	2,388

2,356	U.S. Treasury Inflation Index Bond	3.63		4/15/28	4,794

2,915	U.S. Treasury Inflation Index Bond	3.88		4/15/29	6,089

10,524	U.S. Treasury Inflation Index Note	0.13		7/15/22	11,827

11,409	U.S. Treasury Inflation Index Note	0.13		4/15/22	12,056

11,375	U.S. Treasury Inflation Index Note	0.13		4/15/21	12,325

10,579	U.S. Treasury Inflation Index Note	0.13		1/15/23	11,795

10,055	U.S. Treasury Inflation Index Note	0.13		1/15/22	11,425

9,087	U.S. Treasury Inflation Index Note	0.13		7/15/26	9,791

10,630	U.S. Treasury Inflation Index Note	0.13		7/15/24	11,592

10,635	U.S. Treasury Inflation Index Note	0.25		1/15/25	11,659

9,865	U.S. Treasury Inflation Index Note	0.25		7/15/29	10,029

9,088	U.S. Treasury Inflation Index Note	0.38		1/15/27	9,832

10,641	U.S. Treasury Inflation Index Note	0.38		7/15/25	11,785

10,640	U.S. Treasury Inflation Index Note	0.38		7/15/23	11,931

9,095	U.S. Treasury Inflation Index Note	0.38		7/15/27	9,764

8,305	U.S. Treasury Inflation Index Note	0.50		4/15/24	8,612

9,091	U.S. Treasury Inflation Index Note	0.50		1/15/28	9,732

10,626	U.S. Treasury Inflation Index Note	0.63		1/15/24	11,970

9,079	U.S. Treasury Inflation Index Note	0.63		7/15/21	10,483

11,379	U.S. Treasury Inflation Index Note	0.63		4/15/23	11,973

9,544	U.S. Treasury Inflation Index Note	0.63		1/15/26	10,655

9,085	U.S. Treasury Inflation Index Note	0.88		1/15/29	9,838

8,254	U.S. Treasury Inflation Index Note	1.13		1/15/21	9,801

	Total U.S. Treasury Obligations				338,483

Shares

	Investment Company — 3.64%

12,770,607	State Street Institutional Treasury Plus Money Market Fund, Trust Class	1.49	(a)		12,771

	Total Investment Company				12,771

	Total Investments (cost $339,290) — 100.24%				351,254
	Liabilities in excess of other assets — (0.24)%				(834)

	Net Assets — 100.00%				$350,420

(a)	The rate disclosed is the rate in effect on December 31, 2019.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Inflation Protected Securities Portfolio

Portfolio of Investments (concluded) — December 31, 2019 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2019.

The Inflation Protected Securities Portfolio	Mellon Investments Corporation	HC Capital Solutions	Total
U.S. Treasury Obligations	96.60%	—	96.60%

Investment Company	0.00%	3.64%	3.64%

Other Assets (Liabilities)	0.62%	-0.86%	-0.24%

Total Net Assets	97.22%	2.78%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

Amounts designated as “0.00%” round to less than 0.005%.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments — December 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	Corporate Bonds — 76.19%

$95	AbbVie, Inc. (Biotechnology), Callable 8/14/28 @ 100.00	4.25		11/14/28	$105

989	AbbVie, Inc. (Biotechnology)	4.40		11/6/42	1,066

2,205	AbbVie, Inc. (Biotechnology), Callable 11/14/34 @ 100.00	4.50		5/14/35	2,479

530	Alabama Power Co., Series B (Electric Utilities), Callable 6/1/47 @ 100.00	3.70		12/1/47	555

155	Alabama Power Co. (Electric Utilities), Callable 2/15/44 @ 100.00	4.15		8/15/44	172

180	American Express Co. (Consumer Finance), Callable 1/27/23 @ 100.00	3.40		2/27/23	186

3,990	Ameriprise Financial, Inc. (Capital Markets)	3.70		10/15/24	4,261

540	Ameriprise Financial, Inc. (Capital Markets)	4.00		10/15/23	576

2,295	Amgen, Inc. (Biotechnology), Callable 5/19/26 @ 100.00	2.60		8/19/26	2,319

275	Amgen, Inc. (Biotechnology), Callable 5/15/41 @ 100.00	5.15		11/15/41	333

3,163	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment), Callable 9/5/26 @ 100.00	3.50		12/5/26	3,316

1,610	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment), Callable 9/15/25 @ 100.00	3.90		12/15/25	1,723

1,066	Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide, Inc. (Beverages), Callable 8/1/35 @ 100.00	4.70		2/1/36	1,229

1,910	Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide, Inc. (Beverages), Callable 8/1/45 @ 100.00	4.90		2/1/46	2,262

1,850	Anheuser-Busch InBev Finance, Inc. (Beverages), Callable 8/1/35 @ 100.00	4.70		2/1/36	2,134

1,980	Anthem, Inc. (Health Care Providers & Services), Callable 9/1/27 @ 100.00	3.65		12/1/27	2,088

1,677	Anthem, Inc. (Health Care Providers & Services)	4.35		8/15/20	1,701

790	Anthem, Inc. (Health Care Providers & Services)	4.63		5/15/42	886

3,020	Apple, Inc. (Technology Hardware, Storage & Peripherals), Callable 8/23/45 @ 100.00	4.65		2/23/46	3,772

750	Archer-Daniels-Midland Co., Class – C (Food Products)	4.02		4/16/43	831

6,145	AT&T, Inc. (Diversified Telecommunication Services), Callable 1/1/24 @ 100.00	4.45		4/1/24	6,653

1,730	AT&T, Inc. (Diversified Telecommunication Services)	5.35		9/1/40	2,069

585	AT&T, Inc. (Diversified Telecommunication Services)	5.55		8/15/41	716

705	Atmos Energy Corp. (Gas Utilities), Callable 4/15/44 @ 100.00	4.13		10/15/44	791

405	Atmos Energy Corp. (Gas Utilities), Callable 7/15/42 @ 100.00	4.15		1/15/43	453

3,300	Bank of America Corp. (Banks), Callable 10/1/24 @ 100.00	3.09 (US0003M + 109.00 bps)	(a)	10/1/25	3,399

760	Bank of America Corp., MTN (Banks), Callable 10/21/26 @ 100.00	3.25		10/21/27	789

5,343	Bank of America Corp., MTN (Banks)	3.88		8/1/25	5,727

1,358	Bank One Corp. (Banks)	8.00		4/29/27	1,794

1,504	Berkshire Hathaway Energy Co. (Multi-Utilities)	6.13		4/1/36	2,063

1,875	Berkshire Hathaway, Inc. (Multi-Utilities), Callable 8/1/44 @ 100.00	4.50		2/1/45	2,207

705	Bristol-Myers Squibb Co. (Pharmaceuticals), Callable 4/26/49 @ 100.00	4.25		10/26/49	833

823	Bristol-Myers Squibb Co. (Pharmaceuticals)	6.80		11/15/26	1,043

300	Bunge Limited Finance Corp. (Food Products), Callable 8/25/22 @ 100.00	3.00		9/25/22	304

1,510	Bunge Limited Finance Corp. (Food Products), Callable 5/15/26 @ 100.00	3.25		8/15/26	1,504

1,350	Capital One Financial Corp. (Consumer Finance), Callable 9/30/24 @ 100.00	3.30		10/30/24	1,393

4,800	Capital One Financial Corp. (Consumer Finance)	3.50		6/15/23	4,982

600	Cisco Systems, Inc. (Communications Equipment)	5.50		1/15/40	817

1,000	Citibank NA (Banks), Callable 9/20/20 @ 100.00	2.13		10/20/20	1,001

1,500	Citibank NA, Series BKNT (Banks), Callable 12/23/23 @ 100.00	3.65		1/23/24	1,584

7,220	Citigroup, Inc. (Banks), Callable 7/21/26 @ 100.00	3.20		10/21/26	7,468

835	Comcast Corp. (Media), Callable 9/1/37 @ 100.00	3.90		3/1/38	921

50	Comcast Corp. (Media)	4.65		7/15/42	59

2,185	Comcast Corp. (Media)	4.75		3/1/44	2,652

2,220	ConocoPhillips (Oil, Gas & Consumable Fuels)	6.50		2/1/39	3,217

175	Consolidated Edison Company of New York, Inc., Series 2008-B (Multi-Utilities)	6.75		4/1/38	250

1,650	Constellation Brands, Inc. (Beverages)	4.75		11/15/24	1,822

765	Constellation Brands, Inc. (Beverages)	4.75		12/1/25	851

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	Corporate Bonds (continued)

$2,315	CSX Corp. (Road & Rail)	6.22	4/30/40	$3,140

2,160	CVS Health Corp. (Health Care Providers & Services), Callable 2/9/23 @ 100.00	3.70	3/9/23	2,248

6,630	CVS Health Corp. (Health Care Providers & Services), Callable 12/25/27 @ 100.00	4.30	3/25/28	7,225

1,765	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00	5.60	7/15/41	2,143

315	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 9/15/25 @ 100.00	5.85	12/15/25	373

2,445	Digital Realty Trust LP (Equity Real Estate Investment Trusts), Callable 1/1/23 @ 100.00	2.75	2/1/23	2,469

930	Dominion Energy Gas Holding LLC (Multi-Utilities), Callable 8/15/29 @ 100.00	3.00	11/15/29	923

1,830	Dominion Gas Holdings LLC (Multi-Utilities), Callable 9/15/24 @ 100.00	3.60	12/15/24	1,920

200	Duke Energy Carolinas LLC (Electric Utilities), Callable 6/15/41 @ 100.00	4.25	12/15/41	228

960	Duke Energy Corp. (Electric Utilities), Callable 5/15/27 @ 100.00	3.15	8/15/27	985

660	Duke Energy Progress LLC (Electric Utilities), Callable 2/15/45 @ 100.00	4.20	8/15/45	746

1,625	Energy Transfer Partners LP (Oil, Gas & Consumable Fuels), Callable 3/15/28 @ 100.00	4.95	6/15/28	1,777

920	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 11/15/25 @ 100.00	3.70	2/15/26	980

2,782	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 9/15/43 @ 100.00	4.85	3/15/44	3,219

1,545	FedEx Corp. (Air Freight & Logistics), Callable 1/1/26 @ 100.00	3.25	4/1/26	1,601

495	FedEx Corp. (Air Freight & Logistics)	4.90	1/15/34	560

705	Fiserv, Inc. (IT Services), Callable 4/1/29 @ 100.00	3.50	7/1/29	741

1,195	Fiserv, Inc. (IT Services), Callable 3/1/25 @ 100.00	3.85	6/1/25	1,272

225	Fiserv, Inc. (IT Services), Callable 1/1/49 @ 100.00	4.40	7/1/49	255

3,295	General Motors Financial Co. (Consumer Finance), Callable 2/1/21 @ 100.00	4.20	3/1/21	3,364

682	Georgia Power Co. (Electric Utilities)	2.00	9/8/20	682

1,225	Gilead Sciences, Inc. (Biotechnology), Callable 8/1/44 @ 100.00	4.50	2/1/45	1,414

393	GlaxoSmithKline Capital, Inc. (Diversified Financial Services)	6.38	5/15/38	562

3,640	Goldman Sachs Group, Inc. (Capital Markets), Callable 10/23/24 @ 100.00	3.50	1/23/25	3,821

1,000	Goldman Sachs Group, Inc. (Capital Markets)	5.25	7/27/21	1,048

1,650	Healthcare Trust of America Holdings LP (Equity Real Estate Investment Trusts), Callable 5/1/26 @ 100.00	3.50	8/1/26	1,721

1,000	HSBC USA, Inc. (Banks)	2.75	8/7/20	1,004

1,135	International Paper Co. (Containers & Packaging), Callable 5/15/41 @ 100.00	6.00	11/15/41	1,410

1,340	Interpublic Group of Companies, Inc. (Media)	3.50	10/1/20	1,353

2,130	Interpublic Group of Companies, Inc. (Media)	4.20	4/15/24	2,288

1,245	JPMorgan Chase & Co. (Banks), Callable 10/23/24 @ 100.00	3.13	1/23/25	1,299

2,920	JPMorgan Chase & Co. (Banks), Callable 5/1/27 @ 100.00	3.54	5/1/28	3,093

2,353	JPMorgan Chase & Co. (Banks), Callable 4/15/25 @ 100.00	3.90	7/15/25	2,538

1,940	Lincoln National Corp. (Insurance)	7.00	6/15/40	2,752

1,305	Lockheed Martin Corp. (Aerospace & Defense), Callable 11/15/35 @ 100.00	4.50	5/15/36	1,545

295	LYB International Finance BV (Chemicals), Callable 9/15/43 @ 100.00	4.88	3/15/44	332

490	Martin Marietta Materials, Inc. (Construction Materials), Callable 3/1/27 @ 100.00	3.45	6/1/27	506

1,380	Martin Marietta Materials, Inc. (Construction Materials), Callable 4/2/24 @ 100.00	4.25	7/2/24	1,476

859	Medtronic, Inc. (Health Care Equipment & Supplies)	4.38	3/15/35	1,014

2,170	Microsoft Corp. (Software), Callable 8/6/56 @ 100.00	4.50	2/6/57	2,809

3,985	Morgan Stanley (Capital Markets)	3.13	1/23/23	4,093

1,395	Morgan Stanley, MTN (Capital Markets), Callable 1/23/29 @ 100.00	4.43	1/23/30	1,575

1,135	National Rural Utilities Cooperative Finance Corp. (Diversified Financial Services), Callable 12/7/23 @ 100.00	2.95	2/7/24	1,171

1,581	Nucor Corp. (Metals & Mining), Callable 2/1/43 @ 100.00	5.20	8/1/43	1,963

2,132	NVIDIA Corp. (Semiconductors & Semiconductor Equipment), Callable 6/16/26 @ 100.00	3.20	9/16/26	2,229

380	Oracle Corp. (Software), Callable 11/15/44 @ 100.00	4.13	5/15/45	427

1,535	Oracle Corp. (Software)	5.38	7/15/40	1,989

1,050	Pfizer, Inc. (Pharmaceuticals), Callable 3/15/38 @ 100.00	4.10	9/15/38	1,199

250	Philip Morris International, Inc. (Tobacco)	3.25	11/10/24	262

1,135	Philip Morris International, Inc. (Tobacco)	4.50	3/20/42	1,273

950	Principal Financial Group, Inc. (Insurance), Callable 2/15/25 @ 100.00	3.40	5/15/25	994

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	Corporate Bonds (continued)

$2,139	Progress Energy, Inc. (Electric Utilities)	6.00	12/1/39	$2,776

1,150	Prudential Financial, Inc. (Insurance)	4.60	5/15/44	1,356

152	Prudential Financial, Inc. (Insurance)	6.63	6/21/40	214

265	Public Service Electric & Gas Co. (Electric Utilities), Callable 3/1/42 @ 100.00	3.65	9/1/42	280

1,185	RELX Capital, Inc. (Professional Services)	3.13	10/15/22	1,225

2,005	RELX Capital, Inc. (Professional Services), Callable 2/16/23 @ 100.00	3.50	3/16/23	2,081

785	Rockwell Collins, Inc. (Aerospace & Defense), Callable 1/15/24 @ 100.00	3.20	3/15/24	817

1,244	Rockwell Collins, Inc. (Aerospace & Defense), Callable 12/15/26 @ 100.00	3.50	3/15/27	1,323

1,950	Roper Technologies, Inc. (Industrial Conglomerates), Callable 9/15/25 @ 100.00	3.85	12/15/25	2,095

520	Roper Technologies, Inc. (Industrial Conglomerates), Callable 6/15/28 @ 100.00	4.20	9/15/28	569

1,405	Ryder System, Inc. (Road & Rail), Callable 2/1/22 @ 100.00	2.80	3/1/22	1,427

385	Southern Company Gas Capital Corp. (Electric Utilities), Callable 8/1/23 @ 100.00	2.45	10/1/23	386

330	Southern Company Gas Capital Corp. (Electric Utilities), Callable 3/15/26 @ 100.00	3.25	6/15/26	339

920	Southern Company Gas Capital Corp. (Electric Utilities), Callable 11/30/46 @ 100.00	4.40	5/30/47	1,005

695	Southwest Airlines Co. (Airlines), Callable 8/15/26 @ 100.00	3.00	11/15/26	710

848	Southwest Airlines Co., Series 2017-1 (Airlines)	6.15	2/1/24	892

3,371	Sunoco Logistics Partners LP (Oil, Gas & Consumable Fuels), Callable 10/15/22 @ 100.00	3.45	1/15/23	3,438

1,625	Sunoco Logistics Partners LP (Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00	4.95	1/15/43	1,612

1,850	TCI Communications, Inc. (Media)	7.88	2/15/26	2,401

1,290	The Home Depot, Inc. (Specialty Retail), Callable 6/6/48 @ 100.00	4.50	12/6/48	1,589

1,485	The Home Depot, Inc. (Specialty Retail), Callable 3/15/40 @ 100.00	5.40	9/15/40	1,944

815	The Sherwin-Williams Co. (Chemicals), Callable 4/1/24 @ 100.00	3.13	6/1/24	841

1,852	The Sherwin-Williams Co. (Chemicals), Callable 3/1/27 @ 100.00	3.45	6/1/27	1,952

375	The Sherwin-Williams Co. (Chemicals), Callable 5/1/25 @ 100.00	3.45	8/1/25	394

1,671	The Travelers Companies, Inc. (Insurance)	6.25	6/15/37	2,310

1,485	The Walt Disney Co. (Entertainment), Callable 3/15/44 @ 100.00	4.75	9/15/44	1,871

2,495	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services), Callable 11/1/23 @ 100.00	4.15	2/1/24	2,673

1,500	Union Pacific Corp. (Road & Rail), Callable 6/10/28 @ 100.00	3.95	9/10/28	1,653

200	United Parcel Service, Inc. (Air Freight & Logistics), Callable 3/1/49 @ 100.00	3.40	9/1/49	203

140	United Parcel Service, Inc. (Air Freight & Logistics), Callable 9/15/48 @ 100.00	4.25	3/15/49	162

674	United Technologies Corp. (Aerospace & Defense)	4.50	6/1/42	807

810	UnitedHealth Group, Inc. (Health Care Providers & Services), Callable 5/15/41 @ 100.00	4.63	11/15/41	961

835	UnitedHealth Group, Inc. (Health Care Providers & Services)	4.75	7/15/45	1,020

865	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	6.63	6/15/37	1,145

1,300	Ventas Realty LP (Equity Real Estate Investment Trusts), Callable 11/1/24 @ 100.00	3.50	2/1/25	1,356

6,425	Verizon Communications, Inc. (Diversified Telecommunication Services)	4.33	9/21/28	7,284

2,022	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.01	8/21/54	2,604

820	Virginia Electric & Power Co. (Electric Utilities), Callable 2/15/43 @ 100.00	4.65	8/15/43	984

501	Walmart, Inc. (Food & Staples Retailing)	5.00	10/25/40	652

730	Walmart, Inc. (Food & Staples Retailing)	5.63	4/1/40	1,013

780	Waste Management, Inc. (Commercial Services & Supplies), Callable 1/15/39 @ 100.00	4.00	7/15/39	871

1,000	Wells Fargo & Co., MTN (Banks)	2.55	12/7/20	1,004

5,435	Wells Fargo & Co. (Banks)	3.00	4/22/26	5,590

1,150	Wells Fargo & Co., MTN (Banks), Callable 10/24/28 @ 100.00	4.15	1/24/29	1,278

340	Westvaco Corp. (Containers & Packaging)	8.20	1/15/30	465

2,000	WRKCo., Inc. (Containers & Packaging), Callable 1/15/26 @ 100.00	4.65	3/15/26	2,210

1,846	XTO Energy, Inc. (Oil, Gas & Consumable Fuels)	6.75	8/1/37	2,710

	Total Corporate Bonds			247,859

	Yankee Dollars — 16.06%

176	America Movil SAB de CV (Wireless Telecommunication Services)	5.00	3/30/20	177

850	America Movil SAB de CV (Wireless Telecommunication Services)	6.13	11/15/37	1,109

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	Yankee Dollars (continued)

$1,082	Aptiv PLC (Auto Components), Callable 10/15/25 @ 100.00	4.25		1/15/26	$1,165

1,800	Barclays PLC (Banks), Callable 1/10/22 @ 100.00	3.68		1/10/23	1,843

480	BHP Billiton Finance USA Ltd. (Metals & Mining)	5.00		9/30/43	612

2,094	BP Capital Markets PLC (Diversified Financial Services)	3.54		11/4/24	2,228

1,246	British Telecommunications PLC (Diversified Telecommunication Services)	9.63		12/15/30	1,918

1,191	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 12/15/22 @ 100.00	2.95		1/15/23	1,213

2,004	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 3/1/27 @ 100.00	3.85		6/1/27	2,133

350	Canadian Pacific Railway Co. (Road & Rail), Callable 11/1/24 @ 100.00	2.90		2/1/25	358

2,240	Canadian Pacific Railway Co. (Road & Rail), Callable 12/15/22 @ 100.00	4.45		3/15/23	2,376

2,728	Coca-Cola European Partners PLC (Beverages)	3.50		9/15/20	2,752

1,000	Coca-Cola European Partners PLC (Beverages), Callable 6/1/21 @ 100.00	4.50		9/1/21	1,029

1,106	Deutsche Telekom International Finance BV (Diversified Telecommunication Services)	8.75	(b)	6/15/30	1,623

1,010	Diageo Capital PLC (Diversified Financial Services)	5.88		9/30/36	1,374

1,285	HSBC Holdings PLC (Banks)	4.00		3/30/22	1,337

500	HSBC Holdings PLC (Banks)	4.88		1/14/22	527

2,985	HSBC Holdings PLC (Banks)	5.10		4/5/21	3,092

500	HSBC Holdings PLC (Banks)	6.80		6/1/38	711

1,430	Iberdrola International BV (Electric Utilities)	5.81		3/15/25	1,643

1,795	Iberdrola International BV (Electric Utilities)	6.75		7/15/36	2,482

525	LYB International Finance II BV (Chemicals), Callable 12/2/26 @ 100.00	3.50		3/2/27	549

321	LyondellBasell Industries N.V. (Chemicals), Callable 8/26/54 @ 100.00	4.63		2/26/55	339

2,000	LyondellBasell Industries N.V. (Chemicals), Callable 1/15/24 @ 100.00	5.75		4/15/24	2,252

1,143	Orange SA (Diversified Telecommunication Services)	9.00		3/1/31	1,768

893	Shell International Finance BV (Oil, Gas & Consumable Fuels)	4.13		5/11/35	1,042

1,925	Shell International Finance BV (Oil, Gas & Consumable Fuels)	6.38		12/15/38	2,809

1,145	Statoil ASA (Oil, Gas & Consumable Fuels)	5.10		8/17/40	1,459

831	Statoil ASA (Oil, Gas & Consumable Fuels)	7.75		6/15/23	983

513	Telefonica Emisiones SAU (Diversified Telecommunication Services)	5.13		4/27/20	518

280	Telefonica Emisiones SAU (Diversified Telecommunication Services)	5.46		2/16/21	291

745	Telefonica Emisiones SAU (Diversified Telecommunication Services)	7.05		6/20/36	1,047

3,445	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels), Callable 2/15/28 @ 100.00	4.25		5/15/28	3,811

1,040	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	6.10		6/1/40	1,350

451	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	6.20		10/15/37	585

440	Vodafone Group PLC (Wireless Telecommunication Services)	5.00		5/30/38	513

946	Vodafone Group PLC (Wireless Telecommunication Services)	6.15		2/27/37	1,216

	Total Yankee Dollars				52,234

Shares

	Investment Companies — 8.42%

2,991,680	State Street Institutional Treasury Money Market Fund, Premier Class	1.50	(c)		2,992

24,382,150	State Street Institutional Treasury Plus Money Market Fund, Trust Class	1.49	(c)		24,382

	Total Investment Companies				27,374

	Total Investments (cost $310,358) — 100.67%				327,467
	Liabilities in excess of other assets — (0.67)%				(2,184)

	Net Assets — 100.00%				$325,283

(a)	Variable Rate Security. The rate disclosed is the rate in effect on December 31, 2019.

(b)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate disclosed is the rate in effect on December 31, 2019.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — December 31, 2019 (Unaudited)

(c)	The rate disclosed is the rate in effect on December 31, 2019.

bps — Basis Points

MTN — Medium Term Note

US0003M — 3 Month US Dollar LIBOR

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2019.

The U.S. Corporate Fixed Income Securities Portfolio	Agincourt Capital Management, LLC	HC Capital Solutions	Total
Corporate Bonds	76.19%	—	76.19%

Yankee Dollars	16.06%	—	16.06%

Investment Companies	0.92%	7.50%	8.42%

Other Assets (Liabilities)	-0.34%	-0.33%	-0.67%

Total Net Assets	92.83%	7.17%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — December 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	Asset Backed Securities — 1.32%

$200	BMW Vehicle Owner Trust, Series 2018-A, Class – A4, Callable 12/25/21 @ 100.00	2.51		6/25/24	$202

200	Capital One Multi-Asset Execution Trust, Series 2017-A3, Class – A3	2.43		1/15/25	202

270	Capital One Multi-Asset Execution Trust, Series 2019-A1, Class – A1	2.84		12/16/24	276

300	CarMax Auto Owner Trust, Series 2017-2, Class – A4, Callable 7/15/21 @ 100.00	2.25		9/15/22	300

260	CarMax Auto Owner Trust, Series 2018-2, Class – A3, Callable 6/15/22 @ 100.00	2.98		1/17/23	262

100	Discover Card Execution Note Trust, Series 2017-A2, Class – A2	2.39		7/15/24	101

350	Discover Card Execution Note Trust, Series 2018-A4, Class – A4	3.11		1/16/24	356

90	Ford Credit Floorplan Master Owner Trust, Series 2019-A1, Class – A1	2.23		9/15/24	90

156	GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class – A4, Callable 11/16/21 @ 100.00	2.46		7/17/23	157

250	Nissan Auto Receivables Owner Trust, Series 2019-A, Class – A3, Callable 3/15/23 @ 100.00	2.90		10/16/23	254

90	Santander Drive Auto Receivables Trust, Series 2019-2, Class – A3, Callable 11/15/22 @ 100.00	2.59		5/15/23	90

200	Synchrony Credit Card Master Note Trust, Series 2018-1, Class – A	2.97		3/15/24	202

200	Toyota Auto Receivables Owner Trust, Series 2018-A, Class – A4, Callable 1/15/22 @ 100.00	2.52		5/15/23	202

50	Toyota Auto Receivables Owner Trust, Series 2019-A, Class – A3, Callable 12/15/22 @ 100.00	2.91		7/17/23	51

50	World Omni Auto Receivables Trust, Series 2019-A3, Class – A3, Callable 10/15/22 @ 100.00	3.04		5/15/24	51

200	World Omni Automobile Lease Securitization Trust, Series 2019-A, Class – A3, Callable 12/15/21 @ 100.00	2.94		5/16/22	203

	Total Asset Backed Securities				2,999

	Collateralized Mortgage Obligations — 6.26%

100	Bank, Series 2019-BNK19, Class – A3, Callable 7/11/29 @ 100.00	3.18		8/15/61	104

250	Bank, Series 2017-BNK9, Class – ASB	3.47		11/15/54	264

300	Bank, Series 2018-BN10, Class – A5	3.69		2/15/61	324

200	Bank of America Commercial Mortgage Trust, Series 2017-BNK3, Class – A2	3.12		2/15/50	203

100	Bank of America Commercial Mortgage Trust, Series 2017-BNK3, Class – ASB	3.37		2/15/50	104

250	Benchmark Mortgage Trust, Series 2019-B9, Class – A5	4.02		3/15/52	277

200	Benchmark Mortgage Trust, Series 2018-B6, Class – A4	4.26		10/10/51	224

228	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class – A4	2.88		2/10/48	232

183	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class – A5	3.14		2/10/48	189

100	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class – A4	3.31		4/10/49	105

100	Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class – A5	3.62		2/10/49	106

228	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class – A4	3.62		7/10/47	241

183	Commercial Mortgage Trust, Series 2015-LC19, Class – A4	3.18		2/10/48	189

80	Commercial Mortgage Trust, Series 2015-DC1, Class – A5	3.35		2/10/48	84

256	Commercial Mortgage Trust, Series 2013-CR8, Class – A5	3.61	(a)	6/10/46	267

100	Commercial Mortgage Trust, Series 2014-UBS4, Class – AM	3.97		8/10/47	105

100	Commercial Mortgage Trust, Series 2013-CR11, Class – B	5.11	(a)	8/10/50	106

200	CSAIL Commercial Mortgage Trust, Series 2016-C7, Class – ASB	3.31		11/15/49	206

500	CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class – A2	3.82		4/15/51	521

124	Fannie Mae-ACES, Series 2016-M6, Class – A1	2.14		5/25/26	124

9	Fannie Mae-ACES, Series 2013-M14, Class – APT	2.65	(a)	4/25/23	9

35	Fannie Mae-ACES, Series 2017-M8, Class – A1	2.65		5/25/27	35

283	Fannie Mae-ACES, Series 2015-M3, Class – A2	2.72		10/25/24	289

208	Fannie Mae-ACES, Series 2012-M1, Class – A2	2.73		10/25/21	210

200	Fannie Mae-ACES, Series 2017-M7, Class – A2	2.96	(a)	2/25/27	207

28	Fannie Mae-ACES, Series 2012-M4, Class – 1A2	2.98		4/25/22	28

250	Fannie Mae-ACES, Series 2017-M11, Class – A2	2.98		8/25/29	260

300	Fannie Mae-ACES, Series 2017-M12, Class – A2	3.08	(a)	6/25/27	311

228	Fannie Mae-ACES, Series 2014-M9, Class – A2	3.10	(a)	7/25/24	237

200	Fannie Mae-ACES, Series 2017 M15, Class – ATS2	3.14	(a)	11/25/27	208

200	Fannie Mae-ACES, Series 2019-M2, Class – A2	3.63	(a)	11/25/28	218

400	Freddie Mac Multifamily Structured Pass Through Certificates, Series K081, Class – A2	3.90	(a)	8/25/28	442

46	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K023, Class – A2	2.31		8/25/22	46

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	Collateralized Mortgage Obligations (continued)

$90	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K058, Class – A1	2.34		7/25/26	$90

183	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K027, Class – A2	2.64		1/25/23	186

350	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K055, Class – A2	2.67		3/25/26	357

111	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class – A2	2.87		12/25/21	113

180	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K726, Class – A2	2.91		7/25/49	184

46	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class – A1	3.02		2/25/23	47

365	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K043, Class – A2	3.06		12/25/24	380

274	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K716, Class – A2	3.13		6/25/21	277

183	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class – A2	3.31	(a)	5/25/23	190

183	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K029, Class – A2	3.32	(a)	2/25/23	189

100	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K047, Class – A2, Callable 5/11/25 @ 100.00	3.33	(a)	5/25/25	106

500	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K077, Class – A2	3.85		5/25/28	550

109	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class – A2	3.87		4/25/21	111

205	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K012, Class – A2	4.18		12/25/20	209

230	GS Mortgage Securities Trust, Series 2016-GS2, Class – A3	2.79		5/10/49	233

100	GS Mortgage Securities Trust, Series 2017-GS5, Class – A2	3.22		3/10/50	102

250	GS Mortgage Securities Trust, Series 2017-GS5, Class – A4	3.67		3/10/50	268

100	GS Mortgage Securities Trust, Series 2018-GS10, Class – A5	4.15	(a)	7/10/51	111

274	GS Mortgage Securities Trust, Series 2013-GC14, Class – A5	4.24		8/10/46	291

137	JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class – A5	3.64		11/15/47	145

183	JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class – A4, Callable 7/15/24 @ 100.00	3.80		9/15/47	194

183	JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class – A5	4.13		11/15/45	195

176	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-C8, Class – A3	2.83		10/15/45	179

100	Morgan Stanley BAML Trust, Series 2015-C21, Class – ASB	3.15		3/15/48	102

183	Morgan Stanley BAML Trust, Series 2015-C20, Class – A4	3.25		2/15/48	189

200	Morgan Stanley BAML Trust, Series 2014-C19, Class – A4	3.53		12/15/47	210

200	Morgan Stanley BAML Trust, Series 2017-C33, Class – A5	3.60		5/15/50	213

100	Morgan Stanley BAML Trust, Series 2014-C17, Class – A5, Callable 7/11/24 @ 100.00	3.74		8/15/47	105

100	Morgan Stanley BAML Trust, Series 2014-C15, Class – A4	4.05		4/15/47	106

200	Morgan Stanley Capital I Trust, Series 2017-H1, Class – A4	3.26		6/15/50	207

183	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class – A4	3.59		3/15/49	193

100	SG Commercial Mortgage Securities Trust, Series 2016-C5, Class – A4	3.06		10/10/48	103

141	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class – A4	3.53		5/10/63	145

500	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class – A4	3.10		6/15/49	514

183	Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class – A4	3.66		9/15/58	194

124	Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class – A4	3.81		12/15/48	133

169	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class – A5	3.82		8/15/50	179

142	Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class – C	4.07		2/15/48	144

100	Wells Fargo Commercial Mortgage Trust, Series 2018-C47, Class – A4	4.44		9/15/61	113

135	WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class – ASB	2.98		6/15/46	137

	Total Collateralized Mortgage Obligations				14,169

	U.S. Government Agency Mortgages — 84.96%

215	Fannie Mae, Pool #AS1058	2.00		11/1/28	215

40	Fannie Mae, Pool #AY4232	2.00		5/1/30	40

90	Fannie Mae, Pool #MA2906	2.00		2/1/32	90

36	Fannie Mae, Pool #BJ4362	2.00		11/1/32	36

19	Fannie Mae, Pool #CA0052	2.00		7/1/32	19

43	Fannie Mae, Pool #AS0001	2.00		7/1/28	43

49	Fannie Mae, Pool #MA3788	2.50		9/1/39	49

80	Fannie Mae, Pool #AZ6458	2.50		7/1/30	81

55	Fannie Mae, Pool #BJ3742	2.50		12/1/32	56

73	Fannie Mae, Pool #BJ3944	2.50		1/1/33	74

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$528	Fannie Mae, Pool #MA3246	2.50	1/1/33	$535

61	Fannie Mae, Pool #AS4660	2.50	3/1/30	62

21	Fannie Mae, Pool #MA1511	2.50	7/1/33	22

481	Fannie Mae, Pool #MA2730	2.50	8/1/46	475

19	Fannie Mae, Pool #MA2888	2.50	1/1/47	19

174	Fannie Mae, Pool #AU2619	2.50	8/1/28	176

18	Fannie Mae, Pool #MA2789	2.50	10/1/36	18

162	Fannie Mae, Pool #BE3032	2.50	1/1/32	164

35	Fannie Mae, Pool #AS0513	2.50	8/1/43	35

19	Fannie Mae, Pool #AS8172	2.50	10/1/36	19

21	Fannie Mae, Pool #MA2854	2.50	12/1/46	20

179	Fannie Mae, Pool #AS4946	2.50	5/1/30	182

79	Fannie Mae, Pool #MA3282	2.50	2/1/33	80

158	Fannie Mae, Pool #AB7391	2.50	12/1/42	157

244	Fannie Mae, Pool #AP4742	2.50	8/1/27	247

151	Fannie Mae, Pool #BC9041	2.50	11/1/31	153

293	Fannie Mae, Pool #MA3154	2.50	10/1/32	295

244	Fannie Mae, Pool #AO3019	2.50	5/1/27	247

300	Fannie Mae, Pool #MA1210	2.50	10/1/27	304

103	Fannie Mae, Pool #AS8246	2.50	11/1/31	105

273	Fannie Mae, Pool #MA1277	2.50	12/1/27	276

43	Fannie Mae, Pool #MA1270	2.50	11/1/32	43

105	Fannie Mae, Pool #AU6387	2.50	11/1/28	106

63	Fannie Mae, Pool #AT2717	2.50	5/1/43	63

38	Fannie Mae, Pool #AS8437	2.50	12/1/36	38

145	Fannie Mae, Pool #AS8892	2.50	2/1/32	147

106	Fannie Mae, Pool #AU5334	2.50	11/1/28	108

150	Fannie Mae, Pool #MA3902	2.50	12/1/49	149

102	Fannie Mae, Pool #MA3217	2.50	12/1/32	103

100	Fannie Mae, Pool #MA3737	2.50	8/1/34	101

50	Fannie Mae, Pool #MA2868	2.50	1/1/32	51

99	Fannie Mae, Pool #MA3801	2.50	10/1/49	98

66	Fannie Mae, Pool #AW8295	3.00	8/1/29	68

97	Fannie Mae, Pool #MA2230	3.00	4/1/35	99

125	Fannie Mae, Pool #AW7383	3.00	8/1/29	129

94	Fannie Mae, Pool #AL8861	3.00	7/1/31	97

208	Fannie Mae, Pool #MA2246	3.00	4/1/30	214

99	Fannie Mae, Pool #MA2773	3.00	10/1/36	102

96	Fannie Mae, Pool #MA3339	3.00	4/1/33	99

250	Fannie Mae, Pool #AS4333	3.00	1/1/45	257

40	Fannie Mae, Pool #AZ4358	3.00	7/1/30	41

249	Fannie Mae, Pool #AT7620	3.00	6/1/43	256

58	Fannie Mae, Pool #BK1015	3.00	2/1/33	60

296	Fannie Mae, Pool #AB8897	3.00	4/1/43	304

80	Fannie Mae, Pool #MA2149	3.00	1/1/30	82

91	Fannie Mae, Pool #AQ3223	3.00	11/1/27	94

268	Fannie Mae, Pool #AT2014	3.00	4/1/43	275

284	Fannie Mae, Pool #AT0682	3.00	4/1/43	292

73	Fannie Mae, Pool #MA3774	3.00	9/1/49	75

53	Fannie Mae, Pool #AS4334	3.00	1/1/45	54

80	Fannie Mae, Pool #AS8483	3.00	12/1/46	82

272	Fannie Mae, Pool #MA3802	3.00	10/1/49	276

198	Fannie Mae, Pool #MA3744	3.00	8/1/49	201

230	Fannie Mae, Pool #FM1134	3.00	4/1/48	236

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$143	Fannie Mae, Pool #AS1527	3.00	1/1/29	$148

263	Fannie Mae, Pool #AS8276	3.00	11/1/46	270

234	Fannie Mae, Pool #AK0006	3.00	1/1/27	240

66	Fannie Mae, Pool #AU7890	3.00	9/1/28	68

234	Fannie Mae, Pool #AY4829	3.00	5/1/45	240

73	Fannie Mae, Pool #AS8424	3.00	12/1/36	75

36	Fannie Mae, Pool #MA3218	3.00	12/1/32	38

37	Fannie Mae, Pool #BA4786	3.00	2/1/31	38

82	Fannie Mae, Pool #AS2312	3.00	5/1/29	84

100	Fannie Mae, Pool #MA3060	3.00	7/1/32	103

37	Fannie Mae, Pool #MA2897	3.00	2/1/37	38

20	Fannie Mae, Pool #AL9848	3.00	3/1/47	20

67	Fannie Mae, Pool #AS3117	3.00	8/1/29	69

39	Fannie Mae, Pool #AS8056	3.00	10/1/46	39

39	Fannie Mae, Pool #MA2087	3.00	11/1/34	40

221	Fannie Mae, Pool #AS7238	3.00	5/1/46	226

358	Fannie Mae, Pool #BD2446	3.00	1/1/47	367

78	Fannie Mae, Pool #BE3861	3.00	1/1/47	79

175	Fannie Mae, Pool #MA3147	3.00	10/1/47	179

27	Fannie Mae, Pool #MA2065	3.00	10/1/34	27

115	Fannie Mae, Pool #MA1527	3.00	8/1/33	118

27	Fannie Mae, Pool #MA2287	3.00	6/1/35	28

89	Fannie Mae, Pool #BD5076	3.00	2/1/32	92

58	Fannie Mae, Pool #J24886	3.00	7/1/23	59

825	Fannie Mae, Pool #AB7099	3.00	11/1/42	852

89	Fannie Mae, Pool #MA3090	3.00	8/1/32	91

88	Fannie Mae, Pool #MA3304	3.00	3/1/48	90

19	Fannie Mae, Pool #MA3100	3.00	8/1/37	19

197	Fannie Mae, Pool #CA3788	3.00	7/1/49	200

337	Fannie Mae, Pool #MA3082	3.00	7/1/47	345

190	Fannie Mae, Pool #MA3179	3.00	11/1/47	195

346	Fannie Mae, Pool #AS8414	3.00	11/1/46	354

222	Fannie Mae, Pool #AS0196	3.00	8/1/28	228

44	Fannie Mae, Pool #BE9547	3.00	4/1/47	45

37	Fannie Mae, Pool #MA2961	3.00	4/1/37	39

11	Fannie Mae, Pool #BA0826	3.00	10/1/30	11

58	Fannie Mae, Pool #MA3185	3.00	11/1/37	59

317	Fannie Mae, Pool #AL9865	3.00	2/1/47	324

268	Fannie Mae, Pool #BC4764	3.00	10/1/46	274

38	Fannie Mae, Pool #MA3127	3.00	9/1/37	39

81	Fannie Mae, Pool #MA3237	3.00	1/1/48	83

77	Fannie Mae, Pool #MA3247	3.00	1/1/33	79

269	Fannie Mae, Pool #BC9003	3.00	11/1/46	275

74	Fannie Mae, Pool #AL9996	3.00	4/1/32	77

154	Fannie Mae, Pool #MA3631	3.00	4/1/34	158

226	Fannie Mae, Pool #MA2833	3.00	12/1/46	232

223	Fannie Mae, Pool #AS8784	3.00	2/1/47	228

171	Fannie Mae, Pool #BD5545	3.00	10/1/46	175

166	Fannie Mae, Pool #AY4200	3.00	5/1/45	170

74	Fannie Mae, Pool #BC4276	3.00	4/1/46	76

100	Fannie Mae, Pool #MA2523	3.00	2/1/36	103

1,025	Fannie Mae, Pool #AP6375	3.00	9/1/42	1,058

598	Fannie Mae, Pool #AP6493	3.00	9/1/42	618

71	Fannie Mae, Pool #AS8438	3.00	12/1/36	73

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$162	Fannie Mae, Pool #BE1901	3.00	12/1/46	$166

149	Fannie Mae, Pool #MA3831	3.00	11/1/39	152

276	Fannie Mae, Pool #MA1307	3.00	1/1/33	284

77	Fannie Mae, Pool #BJ2996	3.00	1/1/33	80

445	Fannie Mae, Pool #AP2465	3.00	8/1/42	459

23	Fannie Mae, Pool #AX8309	3.00	11/1/29	23

59	Fannie Mae, Pool #MA1338	3.00	2/1/33	61

196	Fannie Mae, Pool #AU3735	3.00	8/1/43	202

192	Fannie Mae, Pool #FM1552	3.00	12/1/47	197

167	Fannie Mae, Pool #MA3657	3.00	5/1/34	171

383	Fannie Mae, Pool #AS7904	3.00	9/1/46	392

106	Fannie Mae, Pool #AZ0538	3.00	9/1/30	109

261	Fannie Mae, Pool #MA3106	3.00	8/1/47	266

780	Fannie Mae, Pool #AQ7920	3.00	12/1/42	806

48	Fannie Mae, Pool #AT1575	3.00	5/1/43	49

382	Fannie Mae, Pool #MA2737	3.00	9/1/46	391

53	Fannie Mae, Pool #BM1370	3.00	4/1/37	55

162	Fannie Mae, Pool #AS8521	3.00	12/1/46	165

117	Fannie Mae, Pool #MA1401	3.00	4/1/33	120

148	Fannie Mae, Pool #AS7908	3.00	9/1/46	151

248	Fannie Mae, Pool #AS4884	3.00	5/1/45	254

243	Fannie Mae, Pool #AK3302	3.00	3/1/27	250

95	Fannie Mae, Pool #MA2425	3.00	10/1/30	98

131	Fannie Mae, Pool #AS8186	3.00	10/1/46	134

237	Fannie Mae, Pool #BD4225	3.00	11/1/46	242

36	Fannie Mae, Pool #AR7426	3.00	7/1/43	38

31	Fannie Mae, Pool #MA1058	3.00	5/1/32	31

298	Fannie Mae, Pool #MA2806	3.00	11/1/46	305

236	Fannie Mae, Pool #MA2895	3.00	2/1/47	242

84	Fannie Mae, Pool #BE4400	3.00	1/1/47	86

53	Fannie Mae, Pool #MA2832	3.00	12/1/36	55

160	Fannie Mae, Pool #AB4483	3.00	2/1/27	165

234	Fannie Mae, Pool #MA2863	3.00	1/1/47	240

110	Fannie Mae, Pool #MA3331	3.00	4/1/48	113

213	Fannie Mae, Pool #BD5787	3.00	9/1/46	219

605	Fannie Mae, Pool #AO0752	3.00	4/1/42	626

37	Fannie Mae, Pool #MA3078	3.00	7/1/37	38

57	Fannie Mae, Pool #MA2579	3.00	4/1/36	59

321	Fannie Mae, Pool #MA2956	3.00	4/1/47	329

445	Fannie Mae, Pool #FM1370	3.00	4/1/46	456

37	Fannie Mae, Pool #BM5446	3.50	2/1/49	38

142	Fannie Mae, Pool #BE5258	3.50	1/1/47	148

30	Fannie Mae, Pool #MA2692	3.50	7/1/36	32

78	Fannie Mae, Pool #AE5487	3.50	10/1/25	81

43	Fannie Mae, Pool #CA0234	3.50	8/1/47	45

209	Fannie Mae, Pool #AS4773	3.50	4/1/45	218

148	Fannie Mae, Pool #MA3614	3.50	3/1/49	153

145	Fannie Mae, Pool #MA3462	3.50	9/1/33	150

108	Fannie Mae, Pool #AO9140	3.50	7/1/42	114

386	Fannie Mae, Pool #BJ2692	3.50	4/1/48	399

256	Fannie Mae, Pool #MA3332	3.50	4/1/48	264

17	Fannie Mae, Pool #MA2909	3.50	2/1/37	17

890	Fannie Mae, Pool #AB6017	3.50	8/1/42	937

28	Fannie Mae, Pool #BM1231	3.50	11/1/31	29

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$1,040	Fannie Mae, Pool #AK7497	3.50	4/1/42	$1,095

131	Fannie Mae, Pool #AU3742	3.50	8/1/43	138

360	Fannie Mae, Pool #MA3182	3.50	11/1/47	374

183	Fannie Mae, Pool #MA1980	3.50	8/1/44	190

18	Fannie Mae, Pool #MA1021	3.50	3/1/27	19

155	Fannie Mae, Pool #MA1059	3.50	5/1/32	162

129	Fannie Mae, Pool #BJ0647	3.50	3/1/48	133

476	Fannie Mae, Pool #MA3520	3.50	10/1/48	492

86	Fannie Mae, Pool #AZ6383	3.50	9/1/45	89

91	Fannie Mae, Pool #AX5201	3.50	10/1/29	95

304	Fannie Mae, Pool #MA3414	3.50	7/1/48	315

74	Fannie Mae, Pool #AY8856	3.50	9/1/45	76

143	Fannie Mae, Pool #AY3913	3.50	2/1/45	149

87	Fannie Mae, Pool #AS5892	3.50	10/1/45	90

152	Fannie Mae, Pool #MA3494	3.50	10/1/48	157

211	Fannie Mae, Pool #AJ8476	3.50	12/1/41	223

142	Fannie Mae, Pool #AY3802	3.50	2/1/45	148

87	Fannie Mae, Pool #AX7655	3.50	1/1/45	90

274	Fannie Mae, Pool #AU1635	3.50	7/1/43	287

117	Fannie Mae, Pool #BM2001	3.50	12/1/46	123

336	Fannie Mae, Pool #BH9215	3.50	1/1/48	350

134	Fannie Mae, Pool #AZ2614	3.50	8/1/45	140

201	Fannie Mae, Pool #MA1107	3.50	7/1/32	209

272	Fannie Mae, Pool #BD5046	3.50	2/1/47	282

35	Fannie Mae, Pool #MA3059	3.50	7/1/37	36

48	Fannie Mae, Pool #310139	3.50	11/1/25	49

12	Fannie Mae, Pool #AJ6181	3.50	12/1/26	12

215	Fannie Mae, Pool #AS4771	3.50	4/1/45	225

108	Fannie Mae, Pool #AS4772	3.50	4/1/45	113

71	Fannie Mae, Pool #MA2389	3.50	9/1/35	75

235	Fannie Mae, Pool #BK9038	3.50	10/1/33	244

177	Fannie Mae, Pool #AS6649	3.50	2/1/46	185

118	Fannie Mae, Pool #AS5319	3.50	7/1/45	123

289	Fannie Mae, Pool #MA3026	3.50	6/1/47	301

24	Fannie Mae, Pool #AV6407	3.50	2/1/29	24

156	Fannie Mae, Pool #MA3243	3.50	1/1/38	162

225	Fannie Mae, Pool #AY1306	3.50	3/1/45	235

85	Fannie Mae, Pool #MA2923	3.50	3/1/37	88

333	Fannie Mae, Pool #MA3305	3.50	3/1/48	344

27	Fannie Mae, Pool #AS2081	3.50	4/1/29	28

184	Fannie Mae, Pool #MA3663	3.50	5/1/49	189

365	Fannie Mae, Pool #AQ0546	3.50	11/1/42	384

287	Fannie Mae, Pool #AL1717	3.50	5/1/27	298

163	Fannie Mae, Pool #AS0024	3.50	7/1/43	171

173	Fannie Mae, Pool #MA1982	3.50	8/1/34	180

202	Fannie Mae, Pool #MA2125	3.50	12/1/44	212

134	Fannie Mae, Pool #BC3126	3.50	1/1/46	140

167	Fannie Mae, Pool #AX2486	3.50	10/1/44	174

173	Fannie Mae, Pool #AO4385	3.50	6/1/42	182

181	Fannie Mae, Pool #AY4300	3.50	1/1/45	190

71	Fannie Mae, Pool #BC7633	3.50	6/1/46	74

140	Fannie Mae, Pool #AS5696	3.50	8/1/45	146

255	Fannie Mae, Pool #AZ0862	3.50	7/1/45	266

48	Fannie Mae, Pool #AP9390	3.50	10/1/42	50

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$232	Fannie Mae, Pool #AS7388	3.50		6/1/46	$242

348	Fannie Mae, Pool #BH5155	3.50		9/1/47	362

425	Fannie Mae, Pool #BH9277	3.50		2/1/48	440

396	Fannie Mae, Pool #BM4703	3.50		2/1/48	412

182	Fannie Mae, Pool #AS5068	3.50		6/1/45	190

323	Fannie Mae, Pool #FM1028	3.50		6/1/49	334

275	Fannie Mae, Pool #FM1911	3.50		7/1/48	288

73	Fannie Mae, Pool #BK9622	3.50		10/1/48	76

93	Fannie Mae, Pool #BC0163	3.50		1/1/46	97

297	Fannie Mae, Pool #BC1158	3.50		2/1/46	310

80	Fannie Mae, Pool #BA1893	3.50		8/1/45	83

24	Fannie Mae, Pool #BA5031	3.50		1/1/46	25

823	Fannie Mae, Pool #AO8137	3.50		8/1/42	866

239	Fannie Mae, Pool #MA2292	3.50		6/1/45	251

299	Fannie Mae, Pool #BM1568	3.50		7/1/47	318

14	Fannie Mae, Pool #AX0159	3.50		9/1/29	14

323	Fannie Mae, Pool #MA3238	3.50		1/1/48	335

113	Fannie Mae, Pool #AO4647	3.50		6/1/42	119

192	Fannie Mae, Pool #AS7239	3.50		5/1/46	201

36	Fannie Mae, Pool #MA3152	3.50		10/1/37	37

34	Fannie Mae, Pool #AK0706	3.50		2/1/27	35

195	Fannie Mae, Pool #AX9530	3.50		2/1/45	203

226	Fannie Mae, Pool #AS3133	3.50		8/1/44	238

120	Fannie Mae, Pool #MA3637	3.50		4/1/49	124

282	Fannie Mae, Pool #AS7491	3.50		7/1/46	296

353	Fannie Mae, Pool #AO3760	3.50		5/1/42	371

42	Fannie Mae, Pool #MA2495	3.50		1/1/46	44

956	Fannie Mae, Pool #AO2548	3.50		4/1/42	1,006

350	Fannie Mae, Pool #FM1543	3.50		11/1/48	363

179	Fannie Mae, Pool #AZ9576	3.50		12/1/45	187

161	Fannie Mae, Pool #AY5303	3.50		3/1/45	170

146	Fannie Mae, Pool #MA3597	3.50		2/1/49	150

18	Fannie Mae, Pool #MA2996	3.50		5/1/37	18

322	Fannie Mae, Pool #CA0487	3.50		10/1/47	336

311	Fannie Mae, Pool #BM5485	3.50		2/1/49	322

15	Fannie Mae, Pool #AL8776	3.50		7/1/46	16

139	Fannie Mae, Pool #MA3692	3.50		7/1/49	143

93	Fannie Mae, Pool #AJ4093	3.50		10/1/26	97

325	Fannie Mae, Pool #BD2436	3.50		1/1/47	340

250	Fannie Mae, Series 2018-M14, Class – A2	3.58	(a)	8/25/28	271

489	Fannie Mae, Pool #AJ7689	4.00		12/1/41	525

458	Fannie Mae, Pool #AJ5303	4.00		11/1/41	491

42	Fannie Mae, Pool #AE0375	4.00		7/1/25	44

183	Fannie Mae, Pool #AH6242	4.00		4/1/26	191

19	Fannie Mae, Pool #AW9041	4.00		8/1/44	20

891	Fannie Mae, Pool #190405	4.00		10/1/40	956

36	Fannie Mae, Pool #MA2455	4.00		11/1/35	38

381	Fannie Mae, Pool #FM0021	4.00		3/1/49	397

44	Fannie Mae, Pool #AT3872	4.00		6/1/43	46

116	Fannie Mae, Pool #AS3903	4.00		11/1/44	124

312	Fannie Mae, Pool #BJ9169	4.00		5/1/48	325

61	Fannie Mae, Pool #AS8823	4.00		2/1/47	64

153	Fannie Mae, Pool #AX0841	4.00		9/1/44	161

23	Fannie Mae, Pool #CA3084	4.00		2/1/49	24

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$115	Fannie Mae, Pool #AL7347	4.00	9/1/45	$121

80	Fannie Mae, Pool #AY8981	4.00	8/1/45	84

24	Fannie Mae, Pool #MA3427	4.00	7/1/33	25

165	Fannie Mae, Pool #AS3467	4.00	10/1/44	173

368	Fannie Mae, Pool #AJ7857	4.00	12/1/41	395

164	Fannie Mae, Pool #AS3293	4.00	9/1/44	174

114	Fannie Mae, Pool #AS3468	4.00	10/1/44	119

98	Fannie Mae, Pool #AC7328	4.00	12/1/39	105

33	Fannie Mae, Pool #AY2291	4.00	3/1/45	34

263	Fannie Mae, Pool #FM1960	4.00	5/1/49	274

271	Fannie Mae, Pool #AH5859	4.00	2/1/41	291

140	Fannie Mae, Pool #BM4991	4.00	9/1/48	146

33	Fannie Mae, Pool #AH3394	4.00	1/1/41	35

173	Fannie Mae, Pool #AZ7362	4.00	11/1/45	182

25	Fannie Mae, Pool #AS7028	4.00	4/1/46	26

71	Fannie Mae, Pool #BC5559	4.00	3/1/46	75

10	Fannie Mae, Pool #AZ8874	4.00	9/1/45	11

24	Fannie Mae, Pool #AS2117	4.00	4/1/44	25

146	Fannie Mae, Pool #AY1377	4.00	4/1/45	155

58	Fannie Mae, Pool #BA0847	4.00	3/1/46	61

112	Fannie Mae, Pool #BA6910	4.00	2/1/46	118

260	Fannie Mae, Pool #MA3211	4.00	12/1/47	273

81	Fannie Mae, Pool #FM1101	4.00	7/1/34	84

155	Fannie Mae, Pool #CA2474	4.00	7/1/48	161

147	Fannie Mae, Pool #BN5258	4.00	2/1/49	153

135	Fannie Mae, Pool #AW5063	4.00	7/1/44	143

229	Fannie Mae, Pool #BK9697	4.00	12/1/48	238

162	Fannie Mae, Pool #BK0915	4.00	7/1/48	169

46	Fannie Mae, Pool #AL2689	4.00	2/1/27	48

183	Fannie Mae, Pool #AO2959	4.00	5/1/42	194

33	Fannie Mae, Pool #AS3448	4.00	9/1/44	35

136	Fannie Mae, Pool #AS2498	4.00	5/1/44	143

126	Fannie Mae, Pool #AS7601	4.00	7/1/46	134

67	Fannie Mae, Pool #AL4778	4.00	10/1/32	71

129	Fannie Mae, Pool #MA3592	4.00	2/1/49	134

14	Fannie Mae, Pool #MA2655	4.00	6/1/36	15

299	Fannie Mae, Pool #BD7081	4.00	3/1/47	313

53	Fannie Mae, Pool #MA0493	4.00	8/1/30	56

13	Fannie Mae, Pool #MA2536	4.00	2/1/36	14

58	Fannie Mae, Pool #BJ0639	4.00	3/1/48	61

276	Fannie Mae, Pool #MA3027	4.00	6/1/47	290

289	Fannie Mae, Pool #BE8050	4.00	4/1/47	303

246	Fannie Mae, Pool #MA3121	4.00	9/1/47	258

264	Fannie Mae, Pool #BM2002	4.00	10/1/47	280

288	Fannie Mae, Pool #AS9831	4.00	6/1/47	301

17	Fannie Mae, Pool #MA3037	4.00	6/1/37	18

30	Fannie Mae, Pool #MA0695	4.00	4/1/31	31

204	Fannie Mae, Pool #AS9486	4.00	4/1/47	214

38	Fannie Mae, Pool #AW5109	4.00	8/1/44	40

300	Fannie Mae, Pool #MA3615	4.00	3/1/49	312

53	Fannie Mae, Pool #G08694	4.00	2/1/46	56

154	Fannie Mae, Pool #MA3638	4.00	4/1/49	160

162	Fannie Mae, Pool #AZ8067	4.00	9/1/45	170

77	Fannie Mae, Pool #AY0025	4.00	2/1/45	81

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$40	Fannie Mae, Pool #BM5525	4.00	3/1/31	$42

232	Fannie Mae, Pool #CA1015	4.00	1/1/48	243

229	Fannie Mae, Pool #AU3753	4.00	8/1/43	244

374	Fannie Mae, Pool #AS0531	4.00	9/1/43	397

163	Fannie Mae, Pool #MA0641	4.00	2/1/31	173

272	Fannie Mae, Pool #MA3746	4.00	8/1/49	283

271	Fannie Mae, Pool #CA0183	4.00	8/1/47	284

193	Fannie Mae, Pool #BM5685	4.00	6/1/48	203

194	Fannie Mae, Pool #MA3277	4.00	2/1/48	202

341	Fannie Mae, Pool #MA2995	4.00	5/1/47	357

58	Fannie Mae, Pool #BH2623	4.00	8/1/47	61

182	Fannie Mae, Pool #AY1595	4.00	1/1/45	191

172	Fannie Mae, Pool #AS8532	4.00	12/1/46	179

99	Fannie Mae, Pool #MA3536	4.00	12/1/48	103

185	Fannie Mae, Pool #AL8387	4.00	3/1/46	197

223	Fannie Mae, Pool #BK0909	4.00	7/1/48	233

143	Fannie Mae, Pool #MA3521	4.00	11/1/48	149

157	Fannie Mae, Pool #CA0237	4.00	8/1/47	164

38	Fannie Mae, Pool #AL9742	4.00	7/1/29	39

294	Fannie Mae, Pool #BK7608	4.00	9/1/48	306

150	Fannie Mae, Pool #BN0594	4.00	12/1/48	157

93	Fannie Mae, Pool #AC2995	4.00	9/1/24	97

38	Fannie Mae, Pool #MA3413	4.00	7/1/38	40

240	Fannie Mae, Pool #CA1894	4.00	6/1/48	251

74	Fannie Mae, Pool #MA3244	4.00	1/1/38	78

115	Fannie Mae, Pool #AS7600	4.00	7/1/46	121

289	Fannie Mae, Pool #MA3183	4.00	11/1/47	303

38	Fannie Mae, Pool #MA3216	4.00	12/1/37	40

163	Fannie Mae, Pool #AS3216	4.00	9/1/44	171

128	Fannie Mae, Pool #AV2340	4.00	12/1/43	136

30	Fannie Mae, Pool #AS8576	4.50	12/1/46	32

81	Fannie Mae, Pool #AB1389	4.50	8/1/40	88

36	Fannie Mae, Pool #BN0877	4.50	11/1/48	38

397	Fannie Mae, Pool #AH9055	4.50	4/1/41	431

161	Fannie Mae, Pool #AI4815	4.50	6/1/41	174

158	Fannie Mae, Pool #AB3192	4.50	6/1/41	172

320	Fannie Mae, Pool #MA3639	4.50	4/1/49	339

20	Fannie Mae, Pool #982892	4.50	5/1/23	20

92	Fannie Mae, Pool #MA0481	4.50	8/1/30	97

73	Fannie Mae, Pool #AS1638	4.50	2/1/44	79

31	Fannie Mae, Pool #AB1470	4.50	9/1/40	34

346	Fannie Mae, Pool #MA3593	4.50	2/1/49	365

127	Fannie Mae, Pool #BK5283	4.50	6/1/48	134

58	Fannie Mae, Pool #BM1285	4.50	5/1/47	63

113	Fannie Mae, Pool #BE6489	4.50	1/1/47	119

88	Fannie Mae, Pool #BE5992	4.50	2/1/47	94

6	Fannie Mae, Pool #AW7048	4.50	6/1/44	7

55	Fannie Mae, Pool #CA1218	4.50	2/1/48	58

192	Fannie Mae, Pool #BK1416	4.50	5/1/48	203

192	Fannie Mae, Pool #MA3184	4.50	11/1/47	205

30	Fannie Mae, Pool #AU5302	4.50	10/1/43	32

130	Fannie Mae, Pool #AS8157	4.50	10/1/46	138

31	Fannie Mae, Pool #AL8816	4.50	9/1/45	33

132	Fannie Mae, Pool #AL4450	4.50	12/1/43	142

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$104	Fannie Mae, Pool #CA0623	4.50	10/1/47	$111

83	Fannie Mae, Pool #AS2276	4.50	4/1/44	89

31	Fannie Mae, Pool #AH6790	4.50	3/1/41	34

—	Fannie Mae, Pool #AB0339	4.50	1/1/20	—

33	Fannie Mae, Pool #AS0861	4.50	10/1/43	35

166	Fannie Mae, Pool #AD8529	4.50	8/1/40	181

32	Fannie Mae, Pool #AA9781	4.50	7/1/24	34

258	Fannie Mae, Pool #CA1711	4.50	5/1/48	274

146	Fannie Mae, Pool #MA3522	4.50	11/1/48	153

171	Fannie Mae, Pool #AE0217	4.50	8/1/40	187

25	Fannie Mae, Pool #AA0860	4.50	1/1/39	27

154	Fannie Mae, Pool #254954	4.50	10/1/23	159

411	Fannie Mae, Pool #AH7521	4.50	3/1/41	444

247	Fannie Mae, Pool #BN4309	4.50	1/1/49	262

414	Fannie Mae, Pool #AL1107	4.50	11/1/41	448

72	Fannie Mae, Pool #AL5082	4.50	3/1/44	78

133	Fannie Mae, Pool #MA3537	4.50	12/1/48	140

33	Fannie Mae, Pool #BK8830	4.50	8/1/48	35

51	Fannie Mae, Pool #CA0349	5.00	9/1/47	55

76	Fannie Mae, Pool #836750	5.00	10/1/35	84

1	Fannie Mae, Pool #868986	5.00	5/1/21	1

41	Fannie Mae, Pool #MA3708	5.00	6/1/49	44

65	Fannie Mae, Pool #AL5788	5.00	5/1/42	72

132	Fannie Mae, Pool #MA3594	5.00	2/1/49	141

44	Fannie Mae, Pool #BM3781	5.00	11/1/30	47

61	Fannie Mae, Pool #AS0837	5.00	10/1/43	65

622	Fannie Mae, Pool #889117	5.00	10/1/35	690

71	Fannie Mae, Pool #CA1795	5.00	5/1/48	76

33	Fannie Mae, Pool #725238	5.00	3/1/34	37

66	Fannie Mae, Pool #AS0575	5.00	9/1/43	72

109	Fannie Mae, Pool #AH5988	5.00	3/1/41	120

70	Fannie Mae, Pool #MA3472	5.00	9/1/48	75

64	Fannie Mae, Pool #MA3617	5.00	3/1/49	69

56	Fannie Mae, Pool #MA3527	5.00	11/1/48	59

27	Fannie Mae, Pool #890603	5.00	8/1/41	30

88	Fannie Mae, Pool #BM3904	5.00	5/1/48	94

32	Fannie Mae, Pool #890621	5.00	5/1/42	35

101	Fannie Mae, Pool #MA3669	5.00	5/1/49	108

9	Fannie Mae, Pool #909662	5.50	2/1/22	10

959	Fannie Mae, Pool #890221	5.50	12/1/33	1,087

2	Fannie Mae, Pool #AL0725	5.50	6/1/24	2

15	Fannie Mae, Pool #929451	5.50	5/1/38	17

17	Fannie Mae, Pool #976945	5.50	2/1/23	17

1	Fannie Mae, Pool #A79636	5.50	7/1/38	1

5	Fannie Mae, Pool #A69671	5.50	12/1/37	5

578	Fannie Mae, Pool #725228	6.00	3/1/34	661

135	Fannie Mae, Pool #889984	6.50	10/1/38	156

225	Fannie Mae, 15 YR TBA	2.50	2/25/35	227

375	Fannie Mae, 15 YR TBA	2.50	1/25/35	378

475	Fannie Mae, 15 YR TBA	3.00	1/25/35	487

75	Fannie Mae, 15 YR TBA	3.00	2/25/35	77

675	Fannie Mae, 15 YR TBA	3.50	1/25/35	700

25	Fannie Mae, 15 YR TBA	3.50	2/25/35	26

125	Fannie Mae, 15 YR TBA	4.00	1/25/34	130

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$425	Fannie Mae, 30 YR TBA	2.50	1/25/50	$420

600	Fannie Mae, 30 YR TBA	2.50	2/25/50	593

3,150	Fannie Mae, 30 YR TBA	3.00	1/25/49	3,194

1,700	Fannie Mae, 30 YR TBA	3.00	2/25/50	1,723

2,925	Fannie Mae, 30 YR TBA	3.50	1/25/50	3,009

200	Fannie Mae, 30 YR TBA	3.50	2/25/30	206

5,075	Fannie Mae, 30 YR TBA	4.00	1/25/49	5,278

75	Fannie Mae, 30 YR TBA	4.50	2/25/25	79

2,125	Fannie Mae, 30 YR TBA	4.50	1/25/49	2,237

50	Fannie Mae, 30 YR TBA	5.00	1/25/50	53

78	Freddie Mac, Pool #G18634	2.00	3/1/32	78

117	Freddie Mac, Pool #J25777	2.00	9/1/28	117

34	Freddie Mac, Pool #J25759	2.00	8/1/28	34

51	Freddie Mac, Pool #G18547	2.00	3/1/30	51

50	Freddie Mac, Series K099, Class – A1	2.26	6/25/29	50

41	Freddie Mac, Pool #G18665	2.50	11/1/32	42

280	Freddie Mac, Pool #G18680	2.50	3/1/33	282

145	Freddie Mac, Pool #G18533	2.50	12/1/29	146

12	Freddie Mac, Pool #J30875	2.50	3/1/30	13

100	Freddie Mac, Pool #J35643	2.50	11/1/31	101

177	Freddie Mac, Pool #G18568	2.50	9/1/30	180

131	Freddie Mac, Pool #J35896	2.50	12/1/31	133

65	Freddie Mac, Pool #C09026	2.50	2/1/43	65

147	Freddie Mac, Pool #G18459	2.50	3/1/28	149

167	Freddie Mac, Pool #G18470	2.50	6/1/28	169

73	Freddie Mac, Pool #G18485	2.50	10/1/28	74

37	Freddie Mac, Pool #C91904	2.50	11/1/36	37

282	Freddie Mac, Pool #J38477	2.50	2/1/33	285

154	Freddie Mac, Pool #J18954	2.50	4/1/27	157

127	Freddie Mac, Pool #G18683	2.50	4/1/33	129

147	Freddie Mac, Pool #J23440	2.50	4/1/28	149

20	Freddie Mac, Pool #G08755	2.50	2/1/47	20

53	Freddie Mac, Pool #J25585	2.50	9/1/28	54

184	Freddie Mac, Pool #J26408	2.50	11/1/28	186

44	Freddie Mac, Pool #Q42878	2.50	9/1/46	44

86	Freddie Mac, Pool #G18704	2.50	6/1/33	87

140	Freddie Mac, Pool #G18635	2.50	3/1/32	142

22	Freddie Mac, Pool #G08638	2.50	4/1/45	22

25	Freddie Mac, Pool #G18472	2.50	7/1/28	26

155	Freddie Mac, Pool #J37902	2.50	11/1/32	157

371	Freddie Mac, Pool #Q45735	3.00	1/1/47	380

289	Freddie Mac, Pool #G08635	3.00	4/1/45	296

72	Freddie Mac, Pool #G18582	3.00	1/1/31	74

294	Freddie Mac, Pool #G60989	3.00	12/1/46	301

230	Freddie Mac, Pool #ZM2089	3.00	11/1/46	236

43	Freddie Mac, Pool #Q18599	3.00	6/1/43	44

261	Freddie Mac, Pool #G60187	3.00	8/1/45	269

148	Freddie Mac, Pool #G08732	3.00	11/1/46	151

19	Freddie Mac, Pool #C91949	3.00	9/1/37	20

160	Freddie Mac, Pool #G08750	3.00	3/1/47	164

168	Freddie Mac, Pool #Q44665	3.00	11/1/46	172

55	Freddie Mac, Pool #G08540	3.00	8/1/43	57

175	Freddie Mac, Pool #Q46441	3.00	2/1/47	180

18	Freddie Mac, Pool #C91939	3.00	6/1/37	18

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$12	Freddie Mac, Pool #Q13086	3.00	11/1/42	$12

82	Freddie Mac, Pool #J36428	3.00	2/1/32	85

18	Freddie Mac, Pool #G30999	3.00	2/1/37	18

330	Freddie Mac, Pool #Q45094	3.00	12/1/46	338

182	Freddie Mac, Pool #C91581	3.00	11/1/32	187

42	Freddie Mac, Pool #J38057	3.00	12/1/32	44

202	Freddie Mac, Pool #G08825	3.00	6/1/48	205

78	Freddie Mac, Pool #G18715	3.00	11/1/33	80

22	Freddie Mac, Pool #J14241	3.00	1/1/26	23

305	Freddie Mac, Pool #G18673	3.00	1/1/33	315

37	Freddie Mac, Pool #J33135	3.00	11/1/30	38

174	Freddie Mac, Pool #G08850	3.00	9/1/48	178

99	Freddie Mac, Pool #C91927	3.00	5/1/37	101

12	Freddie Mac, Pool #C91809	3.00	2/1/35	12

39	Freddie Mac, Pool #J38807	3.00	4/1/33	40

246	Freddie Mac, Pool #J17774	3.00	1/1/27	253

49	Freddie Mac, Pool #G30945	3.00	9/1/36	50

131	Freddie Mac, Pool #G18531	3.00	11/1/29	135

159	Freddie Mac, Pool #C04422	3.00	12/1/42	161

116	Freddie Mac, Pool #G18677	3.00	2/1/33	119

474	Freddie Mac, Pool #Q21065	3.00	8/1/43	489

283	Freddie Mac, Pool #Q16222	3.00	3/1/43	292

38	Freddie Mac, Pool #C91943	3.00	7/1/37	38

41	Freddie Mac, Pool #C91969	3.00	1/1/38	42

37	Freddie Mac, Pool #C91924	3.00	4/1/37	38

273	Freddie Mac, Pool #Q43734	3.00	10/1/46	280

190	Freddie Mac, Pool #G18514	3.00	6/1/29	197

155	Freddie Mac, Pool #G15217	3.00	11/1/29	160

128	Freddie Mac, Pool #C91724	3.00	9/1/33	132

95	Freddie Mac, Pool #C91707	3.00	6/1/33	98

88	Freddie Mac, Pool #C91819	3.00	4/1/35	90

47	Freddie Mac, Pool #G18575	3.00	11/1/30	49

36	Freddie Mac, Pool #C91905	3.00	11/1/36	37

124	Freddie Mac, Pool #G18569	3.00	9/1/30	128

15	Freddie Mac, Pool #Q18882	3.00	5/1/43	15

316	Freddie Mac, Pool #G08653	3.00	7/1/45	325

100	Freddie Mac, Pool #G08648	3.00	6/1/45	103

1,202	Freddie Mac, Pool #ZS4522	3.00	7/1/43	1,241

27	Freddie Mac, Pool #C91826	3.00	5/1/35	28

156	Freddie Mac, Pool #G15145	3.00	7/1/29	161

123	Freddie Mac, Pool #G08640	3.00	5/1/45	126

424	Freddie Mac, Pool #ZS4697	3.00	1/1/47	435

89	Freddie Mac, Pool #ZT2019	3.00	5/1/34	91

87	Freddie Mac, Pool #Q41795	3.00	7/1/46	89

11	Freddie Mac, Pool #J17111	3.00	10/1/26	12

67	Freddie Mac, Pool #C91798	3.00	12/1/34	68

176	Freddie Mac, Pool #G08783	3.00	10/1/47	181

266	Freddie Mac, Pool #ZT1323	3.00	10/1/48	272

244	Freddie Mac, Pool #C04619	3.00	3/1/43	249

37	Freddie Mac, Pool #G18534	3.00	12/1/29	38

76	Freddie Mac, Pool #J38675	3.00	3/1/33	79

33	Freddie Mac, Pool #J29932	3.00	11/1/29	34

222	Freddie Mac, Pool #C04446	3.00	1/1/43	229

19	Freddie Mac, Pool #Q39527	3.00	3/1/46	20

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$155	Freddie Mac, Pool #G18518	3.00	7/1/29	$160

112	Freddie Mac, Pool #ZS4641	3.00	12/1/45	116

79	Freddie Mac, Pool #ZS4703	3.00	2/1/47	81

233	Freddie Mac, Pool #ZS4512	3.00	5/1/43	241

50	Freddie Mac, Pool #SD8030	3.00	11/1/49	51

384	Freddie Mac, Pool #G08701	3.00	4/1/46	393

426	Freddie Mac, Pool #ZS4519	3.00	6/1/43	440

52	Freddie Mac, Pool #Q19754	3.00	7/1/43	54

225	Freddie Mac, Pool #ZS4693	3.00	12/1/46	230

150	Freddie Mac, Pool #Q20067	3.00	7/1/43	155

100	Freddie Mac, Series K092, Class – A2	3.30	4/25/29	107

268	Freddie Mac, Pool #MA3057	3.50	7/1/47	279

196	Freddie Mac, Pool #Q09896	3.50	8/1/42	205

288	Freddie Mac, Pool #ZS4713	3.50	4/1/47	299

182	Freddie Mac, Pool #Q53176	3.50	12/1/47	189

56	Freddie Mac, Pool #C03920	3.50	5/1/42	59

35	Freddie Mac, Pool #C91940	3.50	6/1/37	37

156	Freddie Mac, Pool #Q37449	3.50	11/1/45	162

276	Freddie Mac, Pool #G08681	3.50	12/1/45	288

51	Freddie Mac, Pool #C92003	3.50	7/1/38	53

77	Freddie Mac, Pool #G08605	3.50	9/1/44	81

35	Freddie Mac, Pool #C91742	3.50	1/1/34	36

286	Freddie Mac, Pool #ZS4651	3.50	3/1/46	299

209	Freddie Mac, Pool #Q51461	3.50	10/1/47	217

583	Freddie Mac, Pool #ZM4908	3.50	11/1/47	604

171	Freddie Mac, Pool #J15105	3.50	4/1/26	178

281	Freddie Mac, Pool #FM1001	3.50	11/1/48	291

263	Freddie Mac, Pool #BM2000	3.50	5/1/49	273

79	Freddie Mac, Pool #G08599	3.50	8/1/44	82

224	Freddie Mac, Pool #Q20860	3.50	8/1/43	236

225	Freddie Mac, Pool #ZT1951	3.50	5/1/49	231

133	Freddie Mac, Pool #G08687	3.50	1/1/46	140

323	Freddie Mac, Pool #G08562	3.50	1/1/44	340

261	Freddie Mac, Pool #FM1566	3.50	11/1/48	271

55	Freddie Mac, Pool #C91950	3.50	9/1/37	57

229	Freddie Mac, Pool #ZS4630	3.50	9/1/45	239

17	Freddie Mac, Pool #G14216	3.50	7/1/21	18

29	Freddie Mac, Pool #G08620	3.50	12/1/44	30

271	Freddie Mac, Pool #G08761	3.50	5/1/47	281

363	Freddie Mac, Pool #G08554	3.50	10/1/43	382

120	Freddie Mac, Pool #G08698	3.50	3/1/46	125

131	Freddie Mac, Pool #C91403	3.50	3/1/32	137

163	Freddie Mac, Pool #G18707	3.50	9/1/33	169

384	Freddie Mac, Pool #G08623	3.50	1/1/45	401

159	Freddie Mac, Pool #Q08903	3.50	6/1/42	167

141	Freddie Mac, Pool #C91456	3.50	6/1/32	148

42	Freddie Mac, Pool #G08792	3.50	12/1/47	43

11	Freddie Mac, Pool #E02735	3.50	10/1/25	11

107	Freddie Mac, Pool #Q36040	3.50	9/1/45	113

340	Freddie Mac, Pool #Q49490	3.50	7/1/47	353

7	Freddie Mac, Pool #J14232	3.50	1/1/21	8

234	Freddie Mac, Pool #G08632	3.50	3/1/45	244

231	Freddie Mac, Pool #G08654	3.50	7/1/45	241

342	Freddie Mac, Pool #G08627	3.50	2/1/45	357

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$251	Freddie Mac, Pool #G08641	3.50	5/1/45	$262

328	Freddie Mac, Pool #ZS4618	3.50	6/1/45	342

111	Freddie Mac, Pool #ZT0711	3.50	10/1/48	116

238	Freddie Mac, Pool #ZS4771	3.50	6/1/48	247

389	Freddie Mac, Pool #G08636	3.50	4/1/45	406

793	Freddie Mac, Pool #G08495	3.50	6/1/42	833

135	Freddie Mac, Pool #ZS4759	3.50	3/1/48	140

124	Freddie Mac, Pool #ZS4663	3.50	5/1/46	130

23	Freddie Mac, Pool #Q55002	3.50	3/1/48	24

58	Freddie Mac, Pool #J26144	3.50	10/1/23	60

110	Freddie Mac, Pool #Q58422	3.50	9/1/48	115

166	Freddie Mac, Pool #ZA5128	3.50	12/1/47	171

57	Freddie Mac, Pool #Q31134	3.50	2/1/45	59

305	Freddie Mac, Pool #G61148	3.50	9/1/47	316

408	Freddie Mac, Pool #G08804	3.50	3/1/48	424

219	Freddie Mac, Pool #Q57871	3.50	8/1/48	227

58	Freddie Mac, Pool #G30776	3.50	7/1/35	60

155	Freddie Mac, Pool #G08846	3.50	11/1/48	161

117	Freddie Mac, Pool #Q06749	3.50	3/1/42	122

106	Freddie Mac, Pool #Q04087	3.50	10/1/41	112

13	Freddie Mac, Pool #C91760	3.50	5/1/34	14

126	Freddie Mac, Pool #G08813	3.50	5/1/48	131

151	Freddie Mac, Pool #Q08998	3.50	6/1/42	158

119	Freddie Mac, Pool #G08733	3.50	11/1/46	125

109	Freddie Mac, Pool #G08702	3.50	4/1/46	114

100	Freddie Mac, Pool #Q12052	3.50	10/1/42	105

17	Freddie Mac, Pool #C91925	3.50	4/1/37	18

53	Freddie Mac, Pool #J27494	3.50	2/1/29	55

422	Freddie Mac, Pool #G08766	3.50	6/1/47	438

180	Freddie Mac, Pool #SB0031	3.50	10/1/27	186

67	Freddie Mac, Pool #J13582	3.50	11/1/25	69

250	Freddie Mac, Series K091, Class – A2	3.51	3/25/29	270

60	Freddie Mac, Pool #G08483	4.00	3/1/42	64

38	Freddie Mac, Pool #C91994	4.00	5/1/38	40

186	Freddie Mac, Pool #Q24955	4.00	2/1/44	200

219	Freddie Mac, Pool #G06506	4.00	12/1/40	235

129	Freddie Mac, Pool #C09070	4.00	12/1/44	137

66	Freddie Mac, Pool #C91765	4.00	6/1/34	71

775	Freddie Mac, Pool #A96286	4.00	1/1/41	828

168	Freddie Mac, Pool #G08616	4.00	11/1/44	178

133	Freddie Mac, Pool #G08459	4.00	9/1/41	142

259	Freddie Mac, Pool #FM1571	4.00	12/1/48	270

46	Freddie Mac, Pool #G08672	4.00	10/1/45	49

129	Freddie Mac, Pool #Q27594	4.00	8/1/44	137

80	Freddie Mac, Pool #G08601	4.00	8/1/44	85

169	Freddie Mac, Pool #ZN5030	4.00	4/1/49	176

70	Freddie Mac, Pool #Q34081	4.00	6/1/45	74

229	Freddie Mac, Pool #ZS4631	4.00	9/1/45	242

273	Freddie Mac, Pool #ZT2106	4.00	3/1/49	284

171	Freddie Mac, Pool #G08588	4.00	5/1/44	183

19	Freddie Mac, Pool #G08633	4.00	3/1/45	20

100	Freddie Mac, Pool #G08637	4.00	4/1/45	106

260	Freddie Mac, Pool #MA3563	4.00	1/1/49	270

11	Freddie Mac, Pool #G08642	4.00	5/1/45	12

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$50	Freddie Mac, Pool #ZT1800	4.00	3/1/34	$52

71	Freddie Mac, Pool #C91738	4.00	11/1/33	75

152	Freddie Mac, Pool #G08618	4.00	12/1/44	162

160	Freddie Mac, Pool #G08767	4.00	6/1/47	168

15	Freddie Mac, Pool #C91923	4.00	3/1/37	16

328	Freddie Mac, Pool #ZS4708	4.00	3/1/47	345

219	Freddie Mac, Pool #G08785	4.00	10/1/47	230

193	Freddie Mac, Pool #ZT1320	4.00	11/1/48	201

264	Freddie Mac, Pool #ZS4627	4.00	8/1/45	280

137	Freddie Mac, Pool #G08831	4.00	8/1/48	143

139	Freddie Mac, Pool #G08567	4.00	1/1/44	148

163	Freddie Mac, Pool #ZS4573	4.00	7/1/44	173

249	Freddie Mac, Pool #FM1415	4.00	12/1/48	263

5	Freddie Mac, Pool #J12238	4.00	5/1/20	5

282	Freddie Mac, Pool #ZA4988	4.00	8/1/47	295

110	Freddie Mac, Pool #Q58680	4.00	9/1/48	115

171	Freddie Mac, Pool # ZT1840	4.00	9/1/48	178

64	Freddie Mac, Pool #G14453	4.00	6/1/26	67

143	Freddie Mac, Pool #G08836	4.00	9/1/48	148

10	Freddie Mac, Pool #Q27456	4.00	7/1/44	10

36	Freddie Mac, Pool #C92019	4.00	10/1/38	38

273	Freddie Mac, Pool #ZS4731	4.00	8/1/47	288

15	Freddie Mac, Pool #J12435	4.00	6/1/25	16

20	Freddie Mac, Pool #C09059	4.50	3/1/44	21

137	Freddie Mac, Pool #ZT1321	4.50	11/1/48	145

20	Freddie Mac, Pool #A90437	4.50	1/1/40	21

40	Freddie Mac, Pool #Q22671	4.50	11/1/43	42

10	Freddie Mac, Pool #E02862	4.50	3/1/26	11

15	Freddie Mac, Pool #J07849	4.50	5/1/23	15

167	Freddie Mac, Pool #G08759	4.50	4/1/47	178

46	Freddie Mac, Pool #G08781	4.50	9/1/47	49

96	Freddie Mac, Pool #G08754	4.50	3/1/47	103

144	Freddie Mac, Pool #Q59805	4.50	11/1/48	152

1,426	Freddie Mac, Pool #A97692	4.50	3/1/41	1,546

47	Freddie Mac, Pool #G60512	4.50	12/1/45	51

33	Freddie Mac, Pool #Q49599	4.50	7/1/47	35

39	Freddie Mac, Pool #G08596	4.50	7/1/44	42

141	Freddie Mac, Pool #ZS4774	4.50	5/1/48	149

157	Freddie Mac, Pool #Q57957	4.50	8/1/48	166

124	Freddie Mac, Pool #A97495	4.50	3/1/41	134

358	Freddie Mac, Pool #ZT1711	4.50	2/1/49	377

19	Freddie Mac, Pool #Q25432	4.50	3/1/44	20

131	Freddie Mac, Pool #ZS4781	4.50	7/1/48	138

206	Freddie Mac, Pool #Q00763	5.00	5/1/41	228

27	Freddie Mac, Pool #G13255	5.00	7/1/23	28

459	Freddie Mac, Pool #C01598	5.00	8/1/33	499

13	Freddie Mac, Pool #G07068	5.00	7/1/41	14

327	Freddie Mac, Pool #ZT1779	5.00	3/1/49	343

205	Freddie Mac, Pool #G04913	5.00	3/1/38	227

32	Freddie Mac, Pool #G08838	5.00	9/1/48	34

31	Freddie Mac, Pool #G05205	5.00	1/1/39	33

65	Freddie Mac, Pool #G06031	5.50	3/1/40	73

426	Freddie Mac, Pool #G01665	5.50	3/1/34	483

3	Freddie Mac, Pool #G06091	5.50	5/1/40	3

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$244	Freddie Mac, Pool #G02794	6.00	5/1/37	$280

12	Freddie Mac, Pool #A62706	6.00	6/1/37	13

31	Freddie Mac, Pool #G05709	6.00	6/1/38	35

50	Freddie Mac, Pool #G03551	6.00	11/1/37	57

15	Government National Mortgage Association, Pool #MA2890	2.50	6/20/45	15

22	Government National Mortgage Association, Pool #776954	2.50	11/15/42	22

33	Government National Mortgage Association, Pool #MA0908	2.50	4/20/28	34

32	Government National Mortgage Association, Pool #MA1133	2.50	7/20/28	33

13	Government National Mortgage Association, Pool #711729	2.50	3/15/43	13

17	Government National Mortgage Association, Pool #MA4355	2.50	4/20/32	17

37	Government National Mortgage Association, Pool #MA4194	2.50	1/20/47	37

58	Government National Mortgage Association, Pool #MA0601	2.50	12/20/27	59

56	Government National Mortgage Association, Pool #MA4067	2.50	11/20/46	56

39	Government National Mortgage Association, Pool #MA4717	2.50	9/20/47	39

34	Government National Mortgage Association, Pool #MA4424	2.50	5/20/32	34

69	Government National Mortgage Association, Pool #MA1283	2.50	9/20/43	69

57	Government National Mortgage Association, Pool #AA8341	2.50	2/15/28	59

125	Government National Mortgage Association, Pool #MA4125	2.50	12/20/46	125

351	Government National Mortgage Association, Pool #MA4509	3.00	6/20/47	361

191	Government National Mortgage Association, Pool #MA3873	3.00	8/20/46	197

74	Government National Mortgage Association, Pool #MA3243	3.00	11/20/45	76

65	Government National Mortgage Association, Pool #MA2600	3.00	2/20/45	67

21	Government National Mortgage Association, Pool #MA1890	3.00	5/20/29	21

33	Government National Mortgage Association, Pool #MA2797	3.00	5/20/30	34

108	Government National Mortgage Association, Pool #MA4068	3.00	11/20/46	111

18	Government National Mortgage Association, Pool #MA4935	3.00	1/20/33	18

222	Government National Mortgage Association, Pool #MA3596	3.00	4/20/46	229

30	Government National Mortgage Association, Pool #AK7285	3.00	3/15/45	31

217	Government National Mortgage Association, Pool #MA3033	3.00	8/20/45	224

264	Government National Mortgage Association, Pool #MA2147	3.00	8/20/44	273

165	Government National Mortgage Association, Pool #MA2960	3.00	7/20/45	171

43	Government National Mortgage Association, Pool #AG0440	3.00	8/15/43	44

243	Government National Mortgage Association, Pool #AD8433	3.00	7/15/43	249

12	Government National Mortgage Association, Pool #5276	3.00	1/20/27	13

170	Government National Mortgage Association, Pool #MA2825	3.00	5/20/45	175

197	Government National Mortgage Association, Pool #AA6149	3.00	3/20/43	205

76	Government National Mortgage Association, Pool #MA0851	3.00	3/20/43	78

320	Government National Mortgage Association, Pool #MA0391	3.00	9/20/42	331

136	Government National Mortgage Association, Pool #MA2753	3.00	4/20/45	141

106	Government National Mortgage Association, Pool #779084	3.00	4/15/42	109

178	Government National Mortgage Association, Pool #MA0461	3.00	10/20/42	183

234	Government National Mortgage Association, Pool #MA3662	3.00	5/20/46	242

1,127	Government National Mortgage Association, Pool #MA0624	3.00	12/20/42	1,166

204	Government National Mortgage Association, Pool #MA1374	3.00	10/20/43	211

103	Government National Mortgage Association, Pool #AA2654	3.00	6/15/43	106

169	Government National Mortgage Association, Pool #MA3104	3.00	9/20/45	175

64	Government National Mortgage Association, Pool #MA4559	3.00	7/20/32	66

29	Government National Mortgage Association, Pool #AN5756	3.00	7/15/45	30

427	Government National Mortgage Association, Pool #MA3936	3.00	9/20/46	441

276	Government National Mortgage Association, Pool #MA4450	3.00	5/20/47	285

672	Government National Mortgage Association, Pool #MA5076	3.00	3/20/48	690

284	Government National Mortgage Association, Pool #MA2520	3.00	1/20/45	293

312	Government National Mortgage Association, Pool #MA4777	3.00	10/20/47	322

60	Government National Mortgage Association, Pool #MA1265	3.00	9/20/28	62

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$622	Government National Mortgage Association, Pool #MA4899	3.00	12/20/47	$642

80	Government National Mortgage Association, Pool #MA4836	3.00	11/20/47	82

15	Government National Mortgage Association, Pool #AL5058	3.00	3/15/45	15

152	Government National Mortgage Association, Pool #MA3172	3.00	10/20/45	157

209	Government National Mortgage Association, Pool #MA4381	3.00	4/20/47	215

76	Government National Mortgage Association, Pool #MA3520	3.00	3/20/46	78

264	Government National Mortgage Association, Pool #MA3802	3.00	7/20/46	273

205	Government National Mortgage Association, Pool #MA4320	3.00	3/20/47	212

208	Government National Mortgage Association, Pool #MA4195	3.00	1/20/47	214

198	Government National Mortgage Association, Pool #MA0153	3.00	6/20/42	205

401	Government National Mortgage Association, Pool #MA4651	3.00	8/20/47	414

315	Government National Mortgage Association, Pool #MA5018	3.00	2/20/48	323

609	Government National Mortgage Association, Pool #MA4126	3.00	12/20/46	628

470	Government National Mortgage Association, Pool # MA4003	3.00	10/20/46	486

475	Government National Mortgage Association, Pool #MA3735	3.00	6/20/46	491

23	Government National Mortgage Association, Pool #AA2934	3.00	7/15/42	24

181	Government National Mortgage Association, Pool #MA2444	3.00	12/20/44	187

66	Government National Mortgage Association, Pool #MA0205	3.00	7/20/27	68

192	Government National Mortgage Association, Pool #MA3309	3.00	12/20/45	198

247	Government National Mortgage Association, Pool #AM4971	3.50	4/20/45	260

102	Government National Mortgage Association, Pool #778157	3.50	3/15/42	108

125	Government National Mortgage Association, Pool #MA2371	3.50	11/20/44	131

109	Government National Mortgage Association, Pool #MA1919	3.50	5/20/44	114

295	Government National Mortgage Association, Pool #MA4127	3.50	12/20/46	308

398	Government National Mortgage Association, Pool #MA4719	3.50	9/20/47	412

294	Government National Mortgage Association, Pool #MA4652	3.50	8/20/47	306

217	Government National Mortgage Association, Pool #MA4586	3.50	7/20/47	226

161	Government National Mortgage Association, Pool #MA2754	3.50	4/20/45	168

309	Government National Mortgage Association, Pool #MA3034	3.50	8/20/45	322

529	Government National Mortgage Association, Pool #MA5136	3.50	4/20/48	546

209	Government National Mortgage Association, Pool #MA3663	3.50	5/20/46	217

384	Government National Mortgage Association, Pool #MA4196	3.50	1/20/47	400

239	Government National Mortgage Association, Pool #MA4069	3.50	11/20/46	250

250	Government National Mortgage Association, Pool #MA2892	3.50	6/20/45	261

263	Government National Mortgage Association, Pool #MA4004	3.50	10/20/46	273

356	Government National Mortgage Association, Pool #MA5816	3.50	3/20/49	367

135	Government National Mortgage Association, Pool #MA4451	3.50	5/20/47	140

397	Government National Mortgage Association, Pool #MA4837	3.50	11/20/47	413

212	Government National Mortgage Association, Pool #MA4778	3.50	10/20/47	220

403	Government National Mortgage Association, Pool #MA4962	3.50	1/20/48	419

304	Government National Mortgage Association, Pool #MA4900	3.50	12/20/47	316

655	Government National Mortgage Association, Pool #MA5762	3.50	2/20/49	677

375	Government National Mortgage Association, Pool #MA5875	3.50	4/20/49	386

119	Government National Mortgage Association, Pool #AC3938	3.50	1/15/43	124

31	Government National Mortgage Association, Pool #796271	3.50	7/15/42	33

183	Government National Mortgage Association, Pool #MA0022	3.50	4/20/42	193

191	Government National Mortgage Association, Pool #MA3736	3.50	6/20/46	200

232	Government National Mortgage Association, Pool #MA3937	3.50	9/20/46	242

278	Government National Mortgage Association, Pool #MA3244	3.50	11/20/45	290

569	Government National Mortgage Association, Pool #MA2148	3.50	8/20/44	596

408	Government National Mortgage Association, Pool #MA2073	3.50	7/20/44	427

24	Government National Mortgage Association, Pool #MA1574	3.50	1/20/29	25

305	Government National Mortgage Association, Pool #MA1090	3.50	6/20/43	321

159	Government National Mortgage Association, Pool #MA0699	3.50	1/20/43	168

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$140	Government National Mortgage Association, Pool #MA3454	3.50	2/20/46	$147

184	Government National Mortgage Association, Pool #MA2961	3.50	7/20/45	192

59	Government National Mortgage Association, Pool #738602	3.50	8/15/26	61

187	Government National Mortgage Association, Pool #MA3310	3.50	12/20/45	195

210	Government National Mortgage Association, Pool #MA4510	3.50	6/20/47	218

222	Government National Mortgage Association, Pool #MA3803	3.50	7/20/46	231

590	Government National Mortgage Association, Pool #MA0220	3.50	7/20/42	621

313	Government National Mortgage Association, Pool #MA1157	3.50	7/20/43	329

232	Government National Mortgage Association, Pool #MA2678	3.50	3/20/45	242

52	Government National Mortgage Association, Pool #AD2416	3.50	5/15/43	54

209	Government National Mortgage Association, Pool #MA5263	3.50	6/20/48	216

159	Government National Mortgage Association, Pool #783976	3.50	4/20/43	166

14	Government National Mortgage Association, Pool #MA1266	3.50	9/20/28	14

128	Government National Mortgage Association, Pool #MA1838	3.50	4/20/44	134

230	Government National Mortgage Association, Pool #MA0088	3.50	5/20/42	242

347	Government National Mortgage Association, Pool #MA3521	3.50	3/20/46	361

252	Government National Mortgage Association, Pool #MA3597	3.50	4/20/46	261

275	Government National Mortgage Association, Pool #MA0934	3.50	4/20/43	289

361	Government National Mortgage Association, Pool #MA3173	3.50	10/20/45	377

250	Government National Mortgage Association, Pool #MA2303	3.50	10/20/44	262

16	Government National Mortgage Association, Pool #AL8566	3.50	3/15/45	17

56	Government National Mortgage Association, Pool #AD2954	3.50	7/15/44	59

249	Government National Mortgage Association, Pool #MA3376	3.50	1/20/46	260

67	Government National Mortgage Association, Pool #740798	3.50	1/15/42	70

257	Government National Mortgage Association, Pool #MA4262	3.50	2/20/47	268

324	Government National Mortgage Association, Pool #MA0462	3.50	10/20/42	341

291	Government National Mortgage Association, Pool #MA4321	3.50	3/20/47	303

146	Government National Mortgage Association, Pool #MA2445	3.50	12/20/44	153

101	Government National Mortgage Association, Pool #BD5909	3.50	10/15/47	105

314	Government National Mortgage Association, Pool #MA4382	3.50	4/20/47	327

199	Government National Mortgage Association, Pool #MA3874	3.50	8/20/46	208

271	Government National Mortgage Association, Pool #MA0852	3.50	3/20/43	285

372	Government National Mortgage Association, Pool #MA4452	4.00	5/20/47	390

225	Government National Mortgage Association, Pool #MA4383	4.00	4/20/47	235

146	Government National Mortgage Association, Pool #MA1376	4.00	10/20/43	154

27	Government National Mortgage Association, Pool #MA3174	4.00	10/20/45	29

141	Government National Mortgage Association, Pool #MA3377	4.00	1/20/46	149

92	Government National Mortgage Association, Pool #MA3737	4.00	6/20/46	97

433	Government National Mortgage Association, Pool #MA4587	4.00	7/20/47	453

157	Government National Mortgage Association, Pool #MA3598	4.00	4/20/46	166

70	Government National Mortgage Association, Pool #MA5330	4.00	7/20/48	72

112	Government National Mortgage Association, Pool #MA1678	4.00	2/20/44	118

50	Government National Mortgage Association, Pool #MA3455	4.00	2/20/46	52

250	Government National Mortgage Association, Pool #MA4653	4.00	8/20/47	262

140	Government National Mortgage Association, Pool #713876	4.00	8/15/39	148

31	Government National Mortgage Association, Pool #4922	4.00	1/20/41	32

54	Government National Mortgage Association, Pool #738710	4.00	9/15/41	57

77	Government National Mortgage Association, Pool #MA1286	4.00	9/20/43	82

46	Government National Mortgage Association, Pool #MA3106	4.00	9/20/45	48

51	Government National Mortgage Association, Pool #MA0155	4.00	6/20/42	55

281	Government National Mortgage Association, Pool #MA5876	4.00	4/20/49	291

76	Government National Mortgage Association, Pool #MA3245	4.00	11/20/45	80

214	Government National Mortgage Association, Pool #MA2074	4.00	7/20/44	225

83	Government National Mortgage Association, Pool #AB1483	4.00	8/15/42	86

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$81	Government National Mortgage Association, Pool #AD5627	4.00	4/15/43	$85

146	Government National Mortgage Association, Pool #MA1449	4.00	11/20/43	155

37	Government National Mortgage Association, Pool #753254	4.00	9/15/43	40

60	Government National Mortgage Association, Pool #AM8203	4.00	5/15/45	63

25	Government National Mortgage Association, Pool #766495	4.00	10/15/41	26

84	Government National Mortgage Association, Pool #MA2602	4.00	2/20/45	87

185	Government National Mortgage Association, Pool #MA1761	4.00	3/20/44	195

99	Government National Mortgage Association, Pool #MA6040	4.00	7/20/49	103

70	Government National Mortgage Association, Pool #MA2149	4.00	8/20/44	73

42	Government National Mortgage Association, Pool #740068	4.00	9/15/40	44

314	Government National Mortgage Association, Pool #MA5595	4.00	11/20/48	326

267	Government National Mortgage Association, Pool #MA5710	4.00	1/20/49	277

159	Government National Mortgage Association, Pool #MA2304	4.00	10/20/44	165

233	Government National Mortgage Association, Pool #MA4511	4.00	6/20/47	244

126	Government National Mortgage Association, Pool #MA2522	4.00	1/20/45	131

80	Government National Mortgage Association, Pool #MA1996	4.00	6/20/44	85

220	Government National Mortgage Association, Pool #MA1839	4.00	4/20/44	233

152	Government National Mortgage Association, Pool #MA4263	4.00	2/20/47	159

37	Government National Mortgage Association, Pool #AV6086	4.00	7/15/47	38

420	Government National Mortgage Association, Pool #5139	4.00	8/20/41	447

350	Government National Mortgage Association, Pool #MA5466	4.00	9/20/48	363

68	Government National Mortgage Association, Pool #MA4322	4.00	3/20/47	71

166	Government National Mortgage Association, Pool #MA4197	4.00	1/20/47	175

8	Government National Mortgage Association, Pool #AJ2722	4.00	8/15/44	9

240	Government National Mortgage Association, Pool #MA5078	4.00	3/20/48	249

182	Government National Mortgage Association, Pool #MA2224	4.00	9/20/44	190

30	Government National Mortgage Association, Pool #779401	4.00	6/15/42	31

115	Government National Mortgage Association, Pool #MA0319	4.00	8/20/42	122

99	Government National Mortgage Association, Pool #MA0701	4.50	1/20/43	108

148	Government National Mortgage Association, Pool #MA1762	4.50	3/20/44	160

172	Government National Mortgage Association, Pool #MA4384	4.50	4/20/47	181

43	Government National Mortgage Association, Pool #MA1092	4.50	6/20/43	47

189	Government National Mortgage Association, Pool #717148	4.50	5/15/39	203

25	Government National Mortgage Association, Pool #BC0597	4.50	8/15/47	27

250	Government National Mortgage Association, Pool #MA5399	4.50	8/20/48	264

55	Government National Mortgage Association, Pool #MA4721	4.50	9/20/47	58

66	Government National Mortgage Association, Pool #MA4780	4.50	10/20/47	70

126	Government National Mortgage Association, Pool #MA4512	4.50	6/20/47	133

300	Government National Mortgage Association, Pool #MA5877	4.50	4/20/49	314

33	Government National Mortgage Association, Pool #738793	4.50	9/15/41	36

34	Government National Mortgage Association, Pool #BB7097	4.50	8/15/47	37

26	Government National Mortgage Association, Pool #MA4129	4.50	12/20/46	27

250	Government National Mortgage Association, Pool #MA5818	4.50	3/20/49	261

293	Government National Mortgage Association, Pool #MA5711	4.50	1/20/49	307

142	Government National Mortgage Association, Pool #5260	4.50	12/20/41	156

586	Government National Mortgage Association, Pool #4801	4.50	9/20/40	642

253	Government National Mortgage Association, Pool #MA5529	4.50	10/20/48	266

418	Government National Mortgage Association, Pool #MA5764	4.50	2/20/49	438

34	Government National Mortgage Association, Pool #729511	4.50	4/15/40	37

142	Government National Mortgage Association, Pool #MA2756	4.50	4/20/45	149

253	Government National Mortgage Association, Pool #MA5596	4.50	11/20/48	266

265	Government National Mortgage Association, Pool #MA5652	4.50	12/20/48	278

56	Government National Mortgage Association, Pool #MA3805	4.50	7/20/46	60

141	Government National Mortgage Association, Pool #MA5467	4.50	9/20/48	148

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	U.S. Government Agency Mortgages (continued)

$413	Government National Mortgage Association, Pool #721760	4.50		8/15/40	$444

158	Government National Mortgage Association, Pool #MA5653	5.00		12/20/48	166

61	Government National Mortgage Association, Pool #MA5400	5.00		8/20/48	65

15	Government National Mortgage Association, Pool #MA0465	5.00		10/20/42	16

27	Government National Mortgage Association, Pool #675179	5.00		3/15/38	30

61	Government National Mortgage Association, Pool #MA5530	5.00		10/20/48	64

47	Government National Mortgage Association, Pool #MA5933	5.00		5/20/49	50

32	Government National Mortgage Association, Pool #MA5712	5.00		1/20/49	33

77	Government National Mortgage Association, Pool #MA5819	5.00		3/20/49	82

409	Government National Mortgage Association, Pool #4559	5.00		10/20/39	450

24	Government National Mortgage Association, Pool #782468	5.00		11/15/38	26

70	Government National Mortgage Association, Pool #MA5765	5.00		2/20/49	75

172	Government National Mortgage Association, Pool #782523	5.00		11/15/35	192

135	Government National Mortgage Association, Pool #MA5080	5.00		3/20/48	144

62	Government National Mortgage Association, Pool #MA4007	5.00		10/20/46	69

93	Government National Mortgage Association, Pool #604285	5.00		5/15/33	101

58	Government National Mortgage Association, Pool #712690	5.00		4/15/39	63

83	Government National Mortgage Association, Pool #694531	5.00		11/15/38	93

121	Government National Mortgage Association, Pool #MA5597	5.00		11/20/48	129

84	Government National Mortgage Association, Pool #MA2076	5.00		7/20/44	91

147	Government National Mortgage Association, Pool #783284	5.50		6/20/40	153

16	Government National Mortgage Association, Pool #MA0466	5.50		10/20/42	18

32	Government National Mortgage Association, Pool #658181	5.50		11/15/36	36

91	Government National Mortgage Association, Pool #510835	5.50		2/15/35	102

56	Government National Mortgage Association, Pool #781959	6.00		7/15/35	62

67	Government National Mortgage Association, Pool #4245	6.00		9/20/38	76

59	Government National Mortgage Association, Pool #4222	6.00		8/20/38	67

32	Government National Mortgage Association, Pool #699237	6.50		9/15/38	37

2	Government National Mortgage Association, Pool #690789	6.50		5/15/38	2

125	Government National Mortgage Association, 30 YR TBA	2.50		7/20/49	125

150	Government National Mortgage Association, 30 YR TBA	2.50		2/20/50	150

700	Government National Mortgage Association, 30 YR TBA	3.00		2/20/50	718

1,300	Government National Mortgage Association, 30 YR TBA	3.00		1/20/49	1,335

2,775	Government National Mortgage Association, 30 YR TBA	3.50		1/20/50	2,860

250	Government National Mortgage Association, 30 YR TBA	3.50		2/20/50	258

4,100	Government National Mortgage Association, 30 YR TBA	4.00		1/20/50	4,242

525	Government National Mortgage Association, 30 YR TBA	4.50		1/20/50	549

200	Government National Mortgage Association, 30 YR TBA	5.00		1/20/50	210

	Total U.S. Government Agency Mortgages				192,397

Shares

	Investment Company — 22.37%

50,666,966	State Street Institutional Treasury Plus Money Market Fund, Trust Class	1.49	(b)		50,667

	Total Investment Company				50,667

	Total Investments Before TBA Sale Commitments (cost $257,042) — 114.91%				260,232

Principal Amount (000)

	TBA Sale Commitments (c) — (0.05)%

$(100)	Fannie Mae, 30 YR TBA	5.50		1/25/50	(108)

	Total TBA Sale Commitments				(108)

	Liabilities in excess of other assets — (14.86)%				(33,647)

	Net Assets — 100.00%				$226,477

See accompanying notes to financial statements.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — December 31, 2019 (Unaudited)

Amounts designated as “—” are $0 or have been rounded to $0.

(a)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect on December 31, 2019.

(b)	The rate disclosed is the rate in effect on December 31, 2019.
(c)

Represents a “to be announced” transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2 in the Notes to Financial Statements.)

TBA — To Be Announced purchase or sale commitment. Security is subject to delayed delivery

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2019.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	Mellon Investments Corporation	HC Capital Solutions	Total
Asset Backed Securities	1.32%	—	1.32%
Collateralized Mortgage Obligations	6.26%	—	6.26%
U.S. Government Agency Mortgages	84.96%	—	84.96%
Investment Company	13.77%	8.60%	22.37%
TBA Sale Commitments	-0.05%	—	-0.05%
Other Assets (Liabilities)	-14.57%	-0.29%	-14.86%

Total Net Assets	91.69%	8.31%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments — December 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	Municipal Bonds — 96.96%

	Alabama — 2.84%

$2,025	County of Baldwin Alabama, GO, Callable 11/1/24 @ 100.00	5.00	5/1/25	$2,374

710	University of Alabama Revenue, Series A, Callable 7/1/22 @ 100.00	5.00	7/1/23	777

				3,151

	Alaska — 1.33%

1,385	Municipality of Anchorage Alaska, GO, Series B	5.00	9/1/21	1,475

	Arizona — 3.78%

805	County of Pima Arizona Sewer System Revenue	5.00	7/1/23	910

1,350	Maricopa County Unified School District No. 41 Gilbert, GO, Series C	5.00	7/1/25	1,616

1,590	Maricopa County Unified School District No. 48 Scottsdale, GO, Series 48-B, Callable 7/1/21 @ 100.00	4.25	7/1/25	1,664

				4,190

	Arkansas — 2.34%

2,295	Rogers School District No. 30, GO, Callable 8/1/24 @ 100.00 (State Aid Withholding)	4.00	2/1/26	2,584

	Connecticut — 1.17%

1,200	State of Connecticut, GO, Series A	5.00	4/15/22	1,301

	District of Columbia — 2.10%

2,000	District of Columbia, GO, Series D	5.00	6/1/24	2,332

	Florida — 12.00%

1,000	County of Miami-Dade Florida, GO	5.00	7/1/21	1,057

425	JEA Florida Electric System Revenue, Series D	5.00	10/1/22	470

800	JEA Florida Water & Sewer System Revenue, Series A	5.00	10/1/20	823

1,245	School District of Broward County Florida Revenue, Series A	5.00	7/1/20	1,269

950	State of Florida Department of Education Revenue, Series A	5.00	7/1/22	1,042

400	State of Florida Department of Environmental Protection Preservation Revenue, Series A	5.00	7/1/20	408

1,645	State of Florida Department of Management Services Refunding Certificates of Participation, Series A	5.00	11/1/23	1,876

1,400	State of Florida Lottery Revenue, Series A	5.00	7/1/20	1,427

1,950	State of Florida Turnpike Enterprise Revenue, Series B	5.00	7/1/21	2,063

610	State of Florida, GO, Series D	5.00	6/1/20	620

2,105	Tohopekaliga Water Authority Utility System Revenue, Series A (Pre-Refunded/Escrowed to Maturity)	5.25	10/1/36	2,255

				13,310

	Georgia — 1.90%

2,000	Bulloch County Board of Education, GO (State Aid Withholding)	5.00	5/1/21	2,102

	Hawaii — 2.45%

1,970	City & County Honolulu Hawaii Wastewater System Revenue	4.00	7/1/25	2,256

425	State of Hawaii, GO, Series EO	5.00	8/1/21	451

				2,707

	Illinois — 0.38%

425	McHenry County Illinois Conservation District, GO	5.00	2/1/20	426

	Iowa — 3.16%

1,440	Ankeny Community School District, GO	5.00	6/1/23	1,623

1,155	City of Ankeny, GO, Series A	5.00	6/1/21	1,217

550	Linn-Mar Community School District, GO, Callable 5/1/26 @ 100.00	5.00	5/1/27	669

				3,509

	Kentucky — 2.31%

1,610	Louisville/Jefferson County Metropolitan Government, GO, Series A	5.00	8/1/22	1,766

685	University of Kentucky, GO, Series A, Callable 4/1/24 @ 100.00 (State Intercept)	5.00	4/1/25	795

				2,561

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	Municipal Bonds (continued)

	Maine — 1.29%

$1,340	Maine Municipal Bond Bank Revenue, Series B	5.00	11/1/21	$1,435

	Maryland — 0.98%

1,000	University System of Maryland, GO, Series A	5.00	4/1/22	1,087

	Michigan — 5.17%

2,470	Charter Township of Meridian, GO	5.00	10/1/21	2,629

500	Oakland University Michigan Revenue	5.00	3/1/21	521

2,105	Wayne State University Revenue	5.00	11/15/26	2,569

				5,719

	Missouri — 1.80%

1,885	Saint Charles County Francis Howell School District, GO (State Aid Withholding)	4.00	3/1/22	1,998

	Nebraska — 0.43%

480	Nebraska State Public Power District Revenue, Series A	4.00	1/1/20	480

	Nevada — 1.91%

250	Clark County, Nevada Highway Revenue	5.00	7/1/20	255

1,765	County of Clark Department of Aviation Revenue, Series A	5.00	7/1/21	1,866

				2,121

	New Jersey — 2.22%

1,945	County of Union New Jersey, GO, Series A&B	3.00	3/1/20	1,951

375	Middlesex County Improvement Authority Revenue (CNTY-GTD)	3.00	9/1/20	380

130	South Brunswick Township New Jersey, GO	4.00	9/1/20	132

				2,463

	New Mexico — 1.94%

2,100	County of Bernalillo New Mexico, GO	5.00	8/15/20	2,147

	New York — 6.01%

2,190	Metropolitan Transportation Authority Revenue, Series A	4.00	2/3/20	2,195

790	New York City Fiscal 2019, GO, Series A	5.00	8/1/20	808

250	New York City Municipal Water Finance Authority Water & Sewer System Revenue, Callable 12/15/21 @ 100.00	5.00	6/15/23	269

900	New York City Transitional Finance Authority Future Tax Secured Revenue, Series C1	5.00	5/1/21	947

385	New York City Transitional Finance Authority Future Tax Secured Revenue	5.00	11/1/21	412

405	New York State Dormitory Authority Revenue, Series A	5.00	2/15/24	468

1,400	New York State Dormitory Authority Revenue, Series B	5.00	2/15/23	1,572

				6,671

	North Carolina — 1.74%

1,470	North Carolina State University at Raleigh Revenue	5.00	10/1/20	1,511

375	State of North Carolina Revenue	5.00	3/1/23	421

				1,932

	Ohio — 2.82%

1,020	Allen County Ohio Hospital (Pre-Refunded/Escrowed to Maturity)	5.25	9/1/27	1,048

1,930	Cleveland Department of Public Utilities Division of Water Revenue, Series D	5.00	1/1/22	2,075

				3,123

	Oklahoma — 1.05%

1,145	Grand River Dam Authority, Revenue, Series A	5.00	6/1/20	1,163

	Oregon — 0.56%

590	Multnomah County School District No. 1 Portland, GO, Series B (SCH BD GTY)	5.00	6/15/21	623

	Pennsylvania — 0.50%

525	Philadelphia Pennsylvania Authority For Industrial Development Temple University Revenue, Series 2016	5.00	4/1/21	549

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	Municipal Bonds (continued)

	South Carolina — 1.60%

$1,635	Aiken County Consolidated School District South Carolina, GO, Series B (SCSDE)	5.00	4/1/22	$1,775

	South Dakota — 0.37%

395	City of Sioux Falls South Dakota Sales Tax Revenue, Series A	5.00	11/15/20	408

	Tennessee — 0.33%

350	City of Clarksville Tennessee Water Sewer & Gas Revenue	5.00	2/1/21	365

	Texas — 16.15%

1,770	Carroll Independent School District, GO (PSF-GTD)	5.00	2/15/22	1,911

1,255	City of Arlington Texas, GO, Series A	5.00	8/15/22	1,381

1,550	City of Garland Texas Electric Utility System Revenue	5.00	3/1/24	1,780

2,250	City of Grand Prairie Texas, GO	5.00	2/15/22	2,433

2,225	City of Grapevine Texas, GO	4.00	2/15/20	2,232

1,015	Conroe Independent School District, GO (PSF-GTD)	5.00	2/15/25	1,206

705	County of Travis Texas, GO	5.00	3/1/21	737

685	Cypress-Fairbanks Independent School District, GO, Series C (PSF-GTD)	5.00	2/15/22	741

660	Dallas Area Rapid Transit Revenue, Series A	5.00	12/1/24	781

450	Goose Creek Texas Consolidated Independent School District, GO, Callable 2/15/21 @ 100.00 (PSF-GTD)	5.00	2/15/22	469

430	Harris County Toll Road Authority Revenue, Series B	5.00	8/15/22	472

690	Katy Independent School District, GO, Series B (PSF-GTD)	5.00	2/15/22	747

625	North East Independent School District Texas, GO (PSF-GTD)	5.00	8/1/22	686

1,150	Round Rock Independent School District, GO (PSF-GTD)	5.00	8/1/25	1,384

950	State of Texas, GO, Series C	1.78	10/1/20	951

				17,911

	Virginia — 1.25%

360	Virginia Commonwealth Transportation Board Revenue, Series A	5.00	3/15/20	363

1,020	Virginia Housing Development Authority Revenue, Series A, Callable 1/29/20 @ 100.00	2.05	3/1/22	1,021

				1,384

	Washington — 7.15%

1,735	City of Seattle Washington Municipal Light & Power Revenue, Series A	5.00	1/1/24	1,997

1,260	County of King Washington, GO, Series B	5.00	7/1/25	1,515

1,300	King County School District No. 411 Issaquah, GO (SCH BD GTY)	4.00	12/1/20	1,334

1,085	King County Washington School District No. 405, GO, Series B (SCH BD GTY)	5.00	12/1/24	1,284

215	King County Washington Sewer Revenue (Pre-Refunded/Escrowed to Maturity)	5.00	1/1/22	219

135	King County Washington Sewer Revenue (Pre-Refunded/Escrowed to Maturity)	5.00	1/1/22	138

820	State of Washington Revenue, Series F	5.00	9/1/22	904

365	State of Washington Revenue, Series A	5.00	7/1/20	372

150	Tacoma Washington Electric System Revenue, Series A	4.00	1/1/20	150

				7,913

	Wisconsin — 5.93%

1,125	City of Janesville Wisconsin, GO	3.00	2/1/20	1,127

380	City of Milwaukee Wisconsin, GO, Series N4&B5	5.00	4/1/23	426

880	State of Wisconsin Clean Water Fund Leveraged Loan Portfolio Revenue, Series 1	4.00	6/1/21	916

1,000	Stevens Point Area Public School District Wisconsin, GO	5.00	4/1/24	1,158

1,630	Wauwatosa School District, GO, Series A	4.00	3/1/21	1,683

525	Wisconsin Energy Power Supply Revenue, Series A	5.00	7/1/22	575

665	Wisconsin Health & Educational Facilities Authority Revenue	5.00	11/15/20	687

				6,572

	Total Municipal Bonds			107,487

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments (concluded) — December 31, 2019 (Unaudited)

Shares	Security Description	Rate %		Value (000)

	Investment Company — 1.64%

1,823,428	State Street Institutional Treasury Plus Money Market Fund, Trust Class	1.49	(a)	$1,823

	Total Investment Company			1,823

	Total Investments (cost $107,853) — 98.60%			109,310
	Other assets in excess of liabilities — 1.40%			1,549

	Net Assets — 100.00%			$110,859

(a)	The rate disclosed is the rate in effect on December 31, 2019.

CNTY-GTD — County Guarantee

GO — General Obligation

PSF-GTD — Public School Fund Guaranteed

SCH BD GTY — School Board Guaranty

SCSDE — Insured by South Carolina School Discount Enhancement

As of December 31, 2019, 100% of the Portfolio’s net assets were managed by Breckinridge Capital Advisors, Inc.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments — December 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	Municipal Bonds — 99.17%

	Alabama — 1.02%

$1,400	Birmingham Alabama Water Works Board Water Revenue, Series B	5.00		1/1/24	$1,603

1,000	Jefferson County Alabama Revenue	5.00		9/15/22	1,096

1,000	Troy University Revenue, Series A (BAM)	5.00		11/1/26	1,214

					3,913

	Arizona — 1.32%

1,000	Maricopa County High School District No. 210-Phoenix, GO	5.00		7/1/25	1,197

1,215	Northern Arizona University Revenue, Series B (BAM)	5.00		6/1/26	1,483

1,000	Salt Verde Arizona Financial Corp. Senior Gas Revenue (Citigroup, Inc.)	5.25		12/1/24	1,162

1,015	State of Arizona, Series A	5.00		10/1/25	1,227

					5,069

	Arkansas — 0.34%

1,200	Arkansas State Development Finance Authority Hospital Revenue, Series B	5.00		2/1/23	1,319

	California — 3.57%

820	California State Department of Water Resources Revenue, Central Valley Project Continuously Callable @ 100.00	5.25		7/1/22	822

4,155	California State Public Works Board Lease Revenue, Series D	5.00		4/1/24	4,819

1,500	California State, GO	5.00		8/1/24	1,756

2,460	Golden State Tobacco Securitization Corp. California Tobacco Settlement Revenue, Series A-1	5.00		6/1/26	2,926

1,000	Los Angeles California Department of Airports Revenue	5.00		5/15/23	1,129

1,750	State of California, GO, Callable 4/1/29 @ 100.00	5.00		4/1/30	2,259

65	University of California Revenue, Series Q Continuously Callable @ 100.00	5.25		5/15/23	65

					13,776

	Colorado — 5.74%

3,550	Colorado Health Facilities Authority Revenue, Series A	5.00		1/1/25	4,189

1,225	Colorado State Board of Governors University Enterprise System Revenue, Series E-2	5.00		3/1/25	1,452

5,000	Colorado State Health Facilities Authority Revenue, Catholic Health Initiatives, Series D-3	5.00	(a)	10/1/38	5,334

1,750	Denver City & County Colorado Airport System Revenue, Series A	5.00		11/15/23	2,002

3,600	Denver City & County Colorado Airport System Revenue, Series A	5.00		12/1/25	4,290

2,970	Denver City & County School District No. 1, GO, Series A (State Aid Withholding)	5.50		12/1/25	3,694

1,000	State of Colorado, Certificate of Participation	5.00		3/15/23	1,121

					22,082

	Connecticut — 1.89%

1,025	Connecticut State Health & Educational Facilities Authority Revenue, Series B	5.00		12/1/26	1,230

2,500	Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure, Series A	5.00		9/1/21	2,658

3,000	State of Connecticut, GO, Series A, Callable 10/15/23 @ 100.00	5.00		10/15/25	3,385

					7,273

	District of Columbia — 0.80%

1,500	District of Columbia University Revenue	5.00		4/1/25	1,782

1,200	Metropolitan Washington Airports Authority Revenue, Series A (AMT)	5.00		10/1/22	1,321

					3,103

	Florida — 4.18%

2,000	Alachua Country Health Facilities Authority Revenue	5.00	(a)	12/1/37	2,399

1,415	Florida Higher Educational Facilities Financial Authority Revenue	5.00		3/1/26	1,659

1,000	Florida Municipal Power Agency Revenue	5.00		10/1/25	1,202

1,500	Lee County Florida Solid Waste System Revenue (AMT)	5.00		10/1/25	1,751

1,615	Lee County Florida Solid Waste System Revenue	5.00		10/1/22	1,767

3,250	Orange County Florida Tourist Development Tax Revenue, Series B	5.00		10/1/25	3,917

1,500	Palm Beach County Florida Health Facilities Authority Revenue	5.00		11/15/21	1,595

1,750	South Florida Water Management District Corps, Certificate of Participation	5.00		10/1/21	1,862

					16,152

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	Municipal Bonds (continued)

	Georgia — 4.28%

$1,000	Atlanta Georgia Development Authority Revenue, Series A-1	5.00		7/1/23	$1,125

1,000	Fayette County Hospital Authority Revenue, Callable 1/1/24 @ 100.00	5.00	(a)	7/1/54	1,141

1,250	Fulton County Georgia Development Authority Revenue, Series A	5.00		7/1/23	1,409

1,600	Fulton County Georgia Development Authority Revenue, Series A	5.00		7/1/24	1,856

3,050	Georgia State Municipal Gas Authority Revenue, Gas Portfolio III Project, Series U	5.00		10/1/21	3,250

5,000	Main Street Natural Gas, Inc. Revenue	4.00	(a)	3/1/50	5,663

1,000	Main Street Natural Gas, Inc. Revenue, Series B, Callable 6/1/23 @ 100.00	1.90 (US0001M + 75.00 bps)	(b)	4/1/48	997

1,000	Savannah Economic Development Authority Revenue	1.90		8/1/24	1,007

					16,448

	Illinois — 7.64%

90	Chicago Illinois Certificates of Participation, Tax Increment Allocation Revenue, Diversey/Narragansett Project, Series NT Continuously Callable @ 100.00	7.46		2/15/26	72

1,000	Chicago Park District, GO, Series B, Callable 1/1/24 @ 100.00	5.00		1/1/26	1,122

1,000	City of Chicago Illinois Waterworks Revenue, Callable 11/1/22 @ 100.00	5.00		11/1/24	1,090

1,000	City of Chicago Illinois Waterworks Revenue	5.00		11/1/24	1,154

1,000	City of Chicago Illinois Waterworks Revenue, Callable 11/1/24 @ 100.00	5.00		11/1/25	1,151

1,240	Illinois State Finance Authority Revenue, Series B	5.00		5/1/22	1,340

4,600	Illinois State Sales Tax Revenue, Series A	5.00		6/15/25	5,321

1,635	Illinois State Toll Highway Authority Revenue	5.00		1/1/25	1,935

3,035	Metropolitan Water Reclamation District of Greater Chicago, GO, Series A, Callable 12/1/26 @ 100.00	5.00		12/1/27	3,694

1,725	Metropolitan Water Reclamation District of Greater Chicago, GO, Series B	5.00		12/1/24	2,011

750	Northern Illinois Municipal Power Agency Project Revenue, Series A	5.00		12/1/22	828

2,000	Railsplitter Tobacco Settlement Authority Revenue	5.00		6/1/22	2,171

2,000	Regional Transportation Authority Revenue (AGC)	6.00		6/1/25	2,397

1,450	University of Illinois Revenue, Series C, Callable 10/1/21 @ 100.00	5.00		4/1/25	1,542

2,995	University of Illinois, Certificate of Participation, Series B, Callable 10/1/26 @ 100.00	5.00		10/1/27	3,600

					29,428

	Indiana — 2.63%

2,250	Indiana Finance Authority Revenue, Series B, Callable 1/1/25 @ 100.00	2.25	(a)	12/1/58	2,337

1,500	Indiana Finance Authority Revenue, Series A	3.13		12/1/24	1,611

1,150	Indiana Finance Authority Revenue, Series A	5.00		11/1/23	1,310

1,000	Indiana Finance Authority Revenue, Series A	5.00		11/1/24	1,172

1,000	Indiana State Finance Authority Revenue, Stadium Project, Series A	5.00		2/1/23	1,116

2,250	Whiting Indiana Environmental Facilities Revenue	5.00	(a)	11/1/47	2,584

					10,130

	Kentucky — 2.54%

1,300	City of Owensboro Kentucky Electric Light & Power System Revenue	4.00		1/1/23	1,397

3,160	Kentucky Public Energy Authority Revenue, Series A	4.00		4/1/23	3,427

1,000	Kentucky Public Energy Authority Revenue, Series A, Callable 1/2/24 @ 100.40	4.00		4/1/24	1,104

3,500	Kentucky Public Energy Authority Revenue, Series B, Callable 10/1/24 @ 100.24	4.00		1/1/49	3,865

					9,793

	Louisiana — 2.16%

1,415	Jefferson Sales Tax District, Series A (AGM)	5.00		12/1/25	1,704

2,500	Louisiana Offshore Terminal Authority Revenue	1.65	(a)	9/1/33	2,500

2,850	Louisiana State Citizens Property Insurance Corp. Revenue (AGM)	5.00		6/1/22	3,113

1,000	Parish of St. John the Baptist Louisiana Revenue	2.10	(a)	6/1/37	1,008

					8,325

	Maine — 0.32%

1,025	Finance Authority of Maine Revenue	5.00		12/1/26	1,225

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	Municipal Bonds (continued)

	Maryland — 2.81%

$1,000	Maryland State Health & Higher Educational Facilities Authority Revenue, Series B	5.00		7/1/22	$1,096

4,040	Maryland State Stadium Authority Revenue	5.00		5/1/24	4,699

2,090	Maryland State Transportation Authority Revenue (AMT)	5.00		6/1/28	2,624

2,110	Montgomery County Maryland, GO, Series A	5.00		12/1/23	2,421

					10,840

	Massachusetts — 0.77%

1,000	Massachusetts State Educational Financing Authority Revenue (AMT)	5.00		1/1/25	1,154

1,615	Massachusetts State Educational Financing Authority Revenue, Series A (AMT)	5.00		7/1/23	1,809

					2,963

	Michigan — 2.73%

1,810	Great Lakes Michigan Water Authority Sewage Disposal System Revenue, Series B	5.00		7/1/24	2,092

1,000	Michigan Finance Authority Revenue, Callable 6/1/25 @ 100.00	5.50		12/1/29	1,194

1,450	Michigan State Building Authority Revenue	5.00		4/15/25	1,726

1,605	Michigan Strategic Fund Revenue	5.00		6/30/25	1,875

2,960	Utica Community Schools, GO (Q-SBLF)	5.00		5/1/26	3,572

					10,459

	Minnesota — 0.31%

1,000	Minneapolis-St. Paul Metropolitan Airports Commission Revenue, Series C	5.00		1/1/26	1,211

	Missouri — 1.04%

2,400	Health & Educational Facilities Authority of the State of Missouri Revenue	5.00		6/1/25	2,841

1,000	Missouri State Health & Educational Facilities Authority Revenue	5.00		11/15/23	1,142

					3,983

	Nevada — 1.63%

3,470	Clark County Nevada School District, GO, Series A	5.00		6/15/23	3,886

1,000	Clark County Nevada School District, GO, Series A	5.00		6/15/26	1,206

1,000	State of Nevada Highway Improvement Revenue	5.00		12/1/24	1,182

					6,274

	New Jersey — 3.13%

1,660	New Jersey Housing & Mortgage Finance Agency Revenue, Series D	4.00		4/1/22	1,740

1,210	New Jersey State Economic Development Authority Revenue, School Facilities Construction	5.00		6/15/28	1,428

3,750	New Jersey State Economic Development Authority Revenue, School Facilities Construction, Series NN	5.00		3/1/21	3,919

2,000	New Jersey State Higher Education Student Assistance Authority Revenue, Series B (AMT)	5.00		12/1/22	2,188

2,700	Tobacco Settlement Financing Corp. New Jersey Revenue, Series B	3.20		6/1/27	2,777

					12,052

	New York — 5.80%

3,000	City of New York, GO, Callable 1/8/20 @ 100.00	1.67	(a)	4/1/42	3,000

2,110	Metropolitan Transportation Authority New York Revenue, Series A-1	5.00		11/15/22	2,328

2,000	Metropolitan Transportation Authority New York Revenue, Series B	5.00		11/15/22	2,206

3,000	New York City Housing Development Corp. Revenue, Series B-2, Callable 7/1/23 @ 100.00	5.00		7/1/26	3,372

1,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Series B-1, Callable 8/1/24 @ 100.00	5.00		8/1/29	1,166

1,500	New York State Dormitory Authority Revenue, Series D	5.00		2/15/25	1,781

3,255	New York State Transportation Development Corp. Special Facilities Revenue, Terminal One Group Associates	5.00		1/1/21	3,368

4,500	Port Authority of New York & New Jersey New York Revenue, Consolidated 185th (AMT)	5.00		9/1/23	5,114

					22,335

	North Carolina — 2.46%

1,000	City of Charlotte North Carolina Airport Revenue, Series C	5.00		7/1/24	1,168

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	Municipal Bonds (continued)

	North Carolina (continued)

$1,000	County of Wake North Carolina Revenue	5.00		9/1/28	$1,293

5,000	County of Wake North Carolina, GO	5.00		9/1/24	5,887

1,000	North Carolina State Turnpike Authority Revenue (AGC)	5.00		1/1/24	1,128

					9,476

	Ohio — 2.90%

1,500	American Municipal Power, Inc. Revenue, Series A, Callable 2/15/24 @ 100.00	5.00		2/15/27	1,716

1,750	American Municipal Power, Inc. Revenue, Series A	5.00		2/15/24	2,013

660	Mahoning County Ohio Hospital Facilities Revenue, Western Reserve Care System Continuously Callable @ 100.00 (MBIA)	5.50		10/15/25	751

2,500	Montgomery County Ohio Revenue, Miami Valley Hospital, Series A, Callable 11/15/20 @ 100.00	5.75		11/15/22	2,596

1,850	University of Cincinnati Revenue	5.00		6/1/27	2,306

775	University of Cincinnati Revenue	5.00		6/1/26	946

700	University of Cincinnati Revenue	5.00		6/1/25	836

					11,164

	Oregon — 0.40%

1,305	Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis, GO, Series A (SCH BD GTY)	0.00	(a)	6/15/25	1,524

	Pennsylvania — 6.25%

1,000	City of Philadelphia Pennsylvania Water & Wastewater Revenue, Series B	5.00		11/1/27	1,254

1,250	Commonwealth Financing Authority Revenue, Tobacco Master Settlement	5.00		6/1/23	1,401

4,000	Delaware Valley Regional Finance Authority Revenue, Series B, Callable 9/1/21 @ 100.00 (CNTY-GTD)	2.03 (MUNIPSA + 42.00 bps)	(b)	9/1/48	4,006

850	Easton Area School District, GO, Series A (State Aid Withholding)	4.00		4/1/25	964

1,860	Luzerne County Industrial Development Authority Revenue, Callable 12/3/29 @ 100.00	2.45	(a)	12/1/39	1,878

2,500	Pennsylvania Economic Development Financing Authority Revenue (AMT)	2.15	(a)	7/1/41	2,551

2,500	Pennsylvania State Turnpike Commission Revenue	5.00		6/1/24	2,881

3,000	Philadelphia Pennsylvania Gas Works Revenue	5.00		8/1/21	3,177

3,225	School District of Philadelphia, GO	5.00		9/1/28	4,008

1,700	Southeastern Pennsylvania Transportation Authority Revenue	5.00		3/1/23	1,908

					24,028

	Rhode Island — 0.86%

2,000	Rhode Island Health & Educational Building Corp. Revenue	5.00		5/15/23	2,232

1,000	Rhode Island State Student Loan Authority Student Loan Revenue, Series A (AMT)	5.00		12/1/22	1,084

					3,316

	South Carolina — 1.80%

3,680	County of Charleston South Carolina, GO, Series A (State Aid Withholding)	5.00		11/1/26	4,586

2,250	Piedmont Municipal Power Agency Electric Revenue, Series A-2, Callable 1/1/21 @ 100.00	5.00		1/1/22	2,333

					6,919

	Tennessee — 0.78%

1,500	Tennessee Energy Acquisition Corp. Revenue, Callable 8/1/25 @ 100.22	4.00	(a)	11/1/49	1,670

1,250	Tennessee State Energy Acquisition Corp. Gas Revenue, Series E, Callable 2/1/23 @ 100.43	4.00	(a)	5/1/48	1,342

					3,012

	Texas — 19.99%

2,000	Aldine Texas Independent School District, GO (PSF-GTD)	5.00		2/15/25	2,376

1,025	Arlington Higher Education Finance Corp. Revenue (PSF-GTD)	5.00		8/15/27	1,274

1,230	Arlington Higher Education Finance Corp. Revenue (PSF-GTD)	5.00		8/15/28	1,554

1,000	Austin Texas Community College District, GO	5.00		8/1/23	1,135

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	Municipal Bonds (continued)

	Texas (continued)

$1,000	City of Dallas Texas, GO, Series A, Callable 2/15/23 @ 100.00	5.00		2/15/26	$1,114

2,450	City of Dallas Texas, GO, Callable 2/15/25 @ 100.00	5.00		2/15/27	2,892

2,500	City of Houston Texas Airport System Revenue, Series C (AMT)	5.00		7/1/25	2,962

2,200	Clifton Higher Education Finance Corp. Revenue (PSF-GTD)	5.00		8/15/25	2,625

1,180	Clifton Higher Education Finance Corp. Revenue (PSF-GTD)	5.00		8/15/24	1,370

2,500	Dallas Independent School District, GO, Series A, Callable 2/15/25 @ 100.00 (PSF-GTD)	5.00		2/15/27	2,952

2,300	Dallas Love Field Revenue (AMT)	5.00		11/1/25	2,746

3,500	Dallas-Fort Worth Texas International Airport Revenue, Series E	5.00		11/1/22	3,850

1,100	Denton Texas Utility System Revenue	5.00		12/1/22	1,222

1,000	El Paso Texas Water & Sewer Revenue	5.00		3/1/22	1,081

3,500	Grand Parkway Transportation Corp. Revenue	5.00		2/1/23	3,881

2,100	Harris County Cultural Education Facilities Finance Corp. Baylor College of Medicine Revenue	5.00		11/15/27	2,606

1,650	Harris County Cultural Education Facilities Finance Corp. Revenue	5.00		11/15/25	1,988

2,095	Harris County Cultural Education Facilities Finance Corp. Revenue	5.00		11/15/23	2,396

1,650	Harris County Toll Road Authority Revenue, Series A	5.00		8/15/23	1,873

1,220	Love Field Texas Airport Modernization Corp. General Airport Revenue, Callable 11/1/22 @ 100.00	5.00		11/1/28	1,323

1,000	Love Field Texas Airport Modernization Corp. General Airport Revenue (AMT)	5.00		11/1/22	1,103

1,000	Lower Colorado River Texas Authority Revenue	5.00		5/15/26	1,216

1,075	Lower Colorado River Texas Authority Transmission Contract Revenue	5.00		5/15/23	1,210

1,000	Lower Colorado River Texas Authority Transmission Contract Revenue	5.00		5/15/22	1,089

1,000	North Texas Tollway Authority Revenue, Series B, Callable 1/1/23 @ 100.00	5.00		1/1/26	1,108

2,500	North Texas Tollway Authority Revenue, Series A	5.00		1/1/22	2,690

1,000	North Texas Tollway Authority Revenue, Series A	5.00		1/1/24	1,148

1,695	North Texas Tollway Authority Revenue, Series A	5.00		1/1/22	1,824

1,000	Northside Texas Independent School District, GO (PSF-GTD)	5.00		6/15/24	1,166

1,070	Sam Rayburn Texas Municipal Power Agency Revenue	5.00		10/1/20	1,098

1,000	San Antonio Texas Airport System Revenue	5.00		7/1/26	1,196

1,750	San Antonio Texas Airport System Revenue	5.00		7/1/25	2,055

1,175	San Antonio Texas Water Revenue, Junior Lien, Series A	5.00		5/15/22	1,280

1,505	Texas A&M University Revenue, Series E	5.00		5/15/23	1,697

4,365	Texas State College Student Loan, GO	5.00		8/1/22	4,776

2,230	University of Houston Revenue, Series C, Callable 2/15/26 @ 100.00	5.00		2/15/28	2,685

3,000	University of Texas Revenue, Series E	5.00		8/15/23	3,412

1,300	West Harris County Regional Water Authority Revenue	5.00		12/15/27	1,638

1,000	West Travis County Public Utility Agency Revenue (BAM)	5.00		8/15/26	1,215

					76,826

	Utah — 0.35%

1,090	Utah Transit Authority Revenue	5.00		12/15/26	1,355

	Virginia — 2.71%

1,000	Fairfax County Virginia Industrial Development Authority Revenue, Series A	5.00		5/15/22	1,090

1,000	Fairfax County Virginia Industrial Development Authority Revenue, Series A	5.00		5/15/23	1,127

1,000	Fairfax County Virginia Industrial Development Authority Revenue, Series A	5.00		5/15/24	1,161

3,600	Hampton Roads Transportation Accountability Commission Revenue, Series A	5.00		7/1/22	3,941

2,000	King George County Economic Development Authority Revenue	2.50	(a)	6/1/23	2,001

1,000	Virginia Public Building Authority Revenue, Series B (AMT)	5.00		8/1/24	1,158

					10,478

	Washington — 2.41%

1,420	Grant County Washington Public Utilities District #2 Priest Rapids Hydro Electric Revenue, Series B (AMT)	5.00		1/1/22	1,526

1,500	Port of Seattle Washington Revenue (AMT)	5.00		4/1/26	1,803

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	Municipal Bonds (continued)

	Washington (continued)

$1,250	Washington Health Care Facilities Authority Revenue	5.00		10/1/25	$1,499

1,600	Washington Health Care Facilities Authority Revenue, Series B1, Callable 2/1/24 @ 100.00	5.00	(a)	8/1/49	1,813

2,310	Washington Health Care Facilities Authority Revenue	5.00		8/15/23	2,624

					9,265

	Wisconsin — 1.61%

1,000	Public Finance Authority Wisconsin Lease Development Revenue	5.00		3/1/22	1,078

1,000	Public Finance Authority Wisconsin Lease Development Revenue	5.00		3/1/23	1,111

1,225	University of Wisconsin Hospitals & Clinics Revenue	5.00		4/1/26	1,475

1,100	Wisconsin Health & Educational Facilities Authority	4.00		11/15/26	1,283

1,155	Wisconsin State Health & Educational Facilities Authority Revenue, Series A	5.00		11/15/22	1,279

					6,226

	Total Municipal Bonds				381,742

	Corporate Bond — 0.00%

3,939	ASC Equipment Lease Trust (Trading Companies & Distributors) (c)	5.13	(d)	3/1/08	—

	Total Corporate Bond				—

Shares

	Investment Company — 0.95%

3,658,885	State Street Institutional Treasury Plus Money Market Fund, Trust Class	1.49	(d)		3,659

	Total Investment Company				3,659

	Total Investments (cost $379,768) — 100.12%				385,401
	Liabilities in excess of other assets — (0.12)%				(448)

	Net Assets — 100.00%				$384,953

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Interest rate is determined by the Remarketing Agent. The rate disclosed is the rate in effect on December 31, 2019.

(b)	Variable Rate Security. The rate disclosed is the rate in effect on December 31, 2019.

(c)	Defaulted Bond.

(d)	The rate disclosed is the rate in effect on December 31, 2019.

AGC — Assured Guaranty Corp.

AGM — Assured Guaranty Municipal Corporation

AMT — Alternative Minimum Tax

BAM — Build America Mutual

bps — Basis Points

CNTY-GTD — County Guarantee

GO — General Obligation

MBIA — Municipal Bond Insurance Association

MUNIPSA — SIFMA Municipal Swap Index Yield

PSF-GTD — Public School Fund Guaranteed

Q-SBLF — Qualified School Bond Loan Fund

SCH BD GTY — School Board Guaranty

US0001M — 1 Month US Dollar LIBOR

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (concluded) — December 31, 2019 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2019.

The Intermediate Term Municipal Bond Portfolio	Mellon Investments Corporation	HC Capital Solutions	Total
Municipal Bonds	99.17%	—	99.17%

Corporate Bond	0.00%	—	0.00%

Investment Companies	—	0.95%	0.95%

Other Assets (Liabilities)	0.09%	-0.21%	-0.12%

Total Net Assets	99.26%	0.74%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

Amounts designated as “0.00%” round to less than 0.005%.

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments — December 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	Municipal Bonds — 95.32%

	Alabama — 3.69%

$1,415	Birmingham Alabama Special Care Facilities Financing Authority Health Care Facility, Callable 6/1/25 @ 100.00	5.00	6/1/29	$1,656

1,000	Pell City Alabama, GO, Series A, Callable 2/1/25 @ 100.00	5.00	2/1/26	1,181

				2,837

	Alaska — 1.64%

1,230	Municipality of Anchorage Alaska, GO, Series B	5.00	9/1/20	1,262

	Arizona — 0.81%

450	Maricopa County Arizona Unified School District No. 48, GO	5.00	7/1/21	476

140	Yuma County Arizona Jail District Revenue, Pledge Obligation	5.00	7/1/20	143

				619

	Florida — 15.33%

1,455	East Central Regional Wastewater Treatment Facilities Operation Board Revenue (Pre-Refunded/Escrowed to Maturity)	5.50	10/1/44	1,748

1,525	Florida Department of Environmental Protection Revenue, Series A	5.00	7/1/24	1,781

1,250	Florida State Board of Education Lottery Revenue, Series A	5.00	7/1/26	1,539

1,400	Lee County Florida School Board Certificates of Participation, Series A, Callable 8/1/24 @ 100.00	5.00	8/1/27	1,622

1,000	Miami-Dade County Florida Water & Sewer Revenue, Series B (AGM)	5.25	10/1/20	1,031

750	Miami-Dade County Florida, GO, Series A, Callable 11/1/24 @ 100.00	5.00	11/1/27	881

585	Orange County Florida School Board, Certificates of Participation, Series A	5.00	8/1/23	663

800	State of Florida, GO, Series A	5.00	6/1/23	905

1,500	West Palm Beach Florida Utility System Revenue, Series A, Callable 10/1/21 @ 100.00	5.00	10/1/22	1,599

				11,769

	Idaho — 1.84%

1,285	Idaho State Housing & Finance Association, Grant & Revenue Anticipation Federal Highway Trust, Series A	5.00	7/15/22	1,411

	Illinois — 2.25%

1,400	Illinois Finance Authority Revenue	5.00	1/1/27	1,727

	Iowa — 2.19%

1,410	City of Bettendorf Iowa, GO, Series D	5.00	6/1/25	1,680

	Kansas — 1.26%

850	City of Olathe Kansas, GO, Series 230	5.00	10/1/23	969

	Massachusetts — 2.26%

1,000	Massachusetts State Bay Transportation Authority Sales Tax Revenue	4.00	12/1/21	1,055

600	Massachusetts State, GO, Series A	5.00	3/1/23	672

				1,727

	Nevada — 4.09%

800	Clark County Nevada Highway Improvement Revenue	5.00	7/1/23	902

1,105	Las Vegas Valley Nevada Water District, GO, Series B	5.00	12/1/24	1,307

800	Nevada State System of Higher Education Certificates of Participation Revenue, Series A, Callable 7/1/24 @ 100.00	5.00	7/1/26	928

				3,137

	New Mexico — 1.70%

1,025	Albuquerque Municipal School District No. 12, GO, Callable 8/1/28 @ 100.00 (State Aid Withholding)	5.00	8/1/29	1,303

	New York — 6.63%

495	New York City Transitional Finance Authority Revenue, Series D, Callable 2/1/21 @ 100.00	5.25	2/1/22	518

1,470	New York State Dormitory Authority Revenue, Series E, Callable 9/15/28 @ 100.00	5.00	3/15/30	1,874

625	New York State Dormitory Authority State Personal Income Tax Revenue, Series A, Callable 2/15/24 @ 100.00	5.00	2/15/26	722

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments (continued) — December 31, 2019 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	Municipal Bonds (continued)

	New York (continued)

$1,700	New York State Environmental Facilities Corp. Revenue, Callable 6/15/24 @ 100.00	5.00	6/15/29	$1,976

				5,090

	North Carolina — 2.91%

1,500	North Carolina State Revenue, Series B	5.00	5/1/27	1,882

300	University of North Carolina at Greensboro Revenue	5.00	4/1/25	359

				2,241

	Ohio — 8.45%

700	American Municipal Power, Inc. Revenue, Series A, Callable 2/15/24 @ 100.00	5.00	2/15/27	801

1,000	Butler County Ohio Hospital Facilities Revenue, Series X	5.00	5/15/29	1,278

1,600	Columbus Ohio State, GO, Series 1 (Pre-Refunded/Escrowed to Maturity)	5.00	7/1/24	1,818

500	Ohio State Hospital Facility Revenue, Callable 1/1/28 @ 100.00	5.00	1/1/30	626

800	Ohio State University Revenue	5.00	12/1/22	889

975	Ohio Water Development Authority Revenue	5.00	6/1/22	1,066

				6,478

	Pennsylvania — 3.34%

1,375	Blairsville-Saltsburg School District, GO (BAM State Aid Withholding)	5.00	3/15/23	1,548

1,000	Pennsylvania State, GO, Series A	5.00	5/1/20	1,013

				2,561

	South Dakota — 2.69%

1,675	South Dakota Board of Regents Revenue, Callable 10/1/27 @ 100.00	5.00	4/1/29	2,068

	Texas — 18.49%

275	City of Denton Texas, GO	5.00	2/15/21	287

1,550	City of Missouri City Texas, GO, Callable 6/15/26 @ 100.00	5.00	6/15/30	1,862

300	City of Pearland Texas, GO, Callable 3/1/27 @ 100.00	5.00	3/1/29	367

710	Dallas Texas Waterworks & Sewer System Revenue (Pre-Refunded/Escrowed to Maturity)	5.00	10/1/23	757

540	Dallas Texas Waterworks & Sewer System Revenue, Callable 10/1/21 @ 100.00	5.00	10/1/23	574

1,500	Harris County Texas Cultural Education Facilities Finance Corp. Medicine Facilities Revenue, Callable 10/21/25 @ 100.00	5.00	10/1/27	1,802

1,545	Harris County Texas Revenue, Series A, Callable 8/15/26 @ 100.00	5.00	8/15/30	1,869

1,120	Houston Community College System Revenue	5.00	4/15/21	1,175

1,460	Humble Independent School District, GO, Series C	5.00	2/15/24	1,685

1,715	North East Independent School District Texas, GO, Series B (PSF-GTD)	5.00	2/1/24	1,977

1,500	Texas State Water Development Board Revenue, Series A, Callable 10/15/25 @ 100.00	5.00	4/15/26	1,815

				14,170

	Washington — 12.24%

1,050	King County School District No. 405 Bellevue, GO, Callable 12/1/27 @ 100.00 (SCH BD GTY)	5.00	12/1/29	1,321

1,250	King County School District No. 410 Snoqualmie Valley, GO, Callable 6/1/27 @ 100.00 (SCH BD GTY)	5.00	12/1/27	1,565

1,400	King County Washington Sewer Revenue (Pre-Refunded/Escrowed to Maturity)	5.00	1/1/24	1,508

500	King County Washington Sewer Revenue	5.00	1/1/20	500

1,000	King County Washington, GO	5.25	1/1/23	1,123

1,750	State of Washington, GO, Series A	5.00	8/1/21	1,857

1,500	Tacoma Washington Water Revenue, Series A, Callable 6/1/20 @ 100.00	5.00	12/1/22	1,523

				9,397

	West Virginia — 2.42%

1,465	State of West Virginia, GO, Series A, Callable 6/1/29 @ 100.00	5.00	6/1/33	1,858

	Wisconsin — 1.09%

800	DeForest Area School District, GO	5.00	4/1/21	838

	Total Municipal Bonds			73,142

See accompanying notes to financial statements.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments (concluded) — December 31, 2019 (Unaudited)

Shares	Security Description	Rate %		Value (000)

	Investment Company — 3.50%

2,682,204	State Street Institutional Treasury Plus Money Market Fund, Trust Class	1.49	(a)	$2,682

	Total Investment Company			2,682

	Total Investments (cost $72,609) — 98.82%			75,824
	Other assets in excess of liabilities — 1.18%			902

	Net Assets — 100.00%			$76,726

(a)	The rate disclosed is the rate in effect on December 31, 2019.

AGM — Assured Guaranty Municipal Corporation

BAM — Build America Mutual

GO — General Obligation

PSF-GTD — Public School Fund Guaranteed

SCH BD GTY — School Board Guaranty

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2019.

The Intermediate Term Municipal Bond II Portfolio	Breckinridge Capital Advisors, Inc.	HC Capital Solutions	Total
Municipal Bonds	95.32%	—	95.32%

Investment Company	0.45%	3.05%	3.50%

Other Assets (Liabilities)	1.39%	-0.21%	1.18%

Total Net Assets	97.16%	2.84%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Assets and Liabilities

As of December 31, 2019 (Unaudited)

(Amounts in thousands, except per share amounts)

	The Value Equity Portfolio	The Institutional Value Equity Portfolio	The Growth Equity Portfolio	The Institutional Growth Equity Portfolio
ASSETS:
Investments in securities, at value(a)	$603,886	$1,415,864	$801,348	$1,464,650
Cash	—	2,401	1,343	3,752
Foreign currency, at value (Cost $15, $29, $0 and $0, respectively)	15	28	—	—
Receivable for portfolio shares issued	—	157	—	149
Receivable from investments sold	1,018	19,832	—	—
Variation margin receivable on futures contracts	14	1,145	47	995
Cash held as collateral at broker for futures contracts	321	718	968	3,012
Dividends and interest receivable	683	1,958	886	1,426
Foreign tax reclaims receivable	—	—	100	82
Prepaid expenses	17	25	20	27

Total assets	605,954	1,442,128	804,712	1,474,093

LIABILITIES:
Payable for portfolio shares redeemed	—	8,851	—	12,382
Payable for collateral received on loaned securities	151	—	1,420	—
Advisory fees payable	42	78	167	181
Management fees payable	25	62	34	63
Administrative services fees payable	15	36	20	37
Trustee fees payable	7	5	10	7
Professional fees payable	19	17	26	26
Custodian fees payable	11	6	15	11
Other accrued expenses	17	13	26	19

Total liabilities	287	9,068	1,718	12,726

NET ASSETS	$605,667	$1,433,060	$802,994	$1,461,367

NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value	$27	$107	$31	$86
Additional paid-in capital	415,278	1,213,953	346,801	1,020,267
Total distributable earnings	190,362	219,000	456,162	441,014

Net Assets	$605,667	$1,433,060	$802,994	$1,461,367

NET ASSETS:
HC Strategic Shares	$605,667	$1,433,060	$802,994	$1,461,367

Total	$605,667	$1,433,060	$802,994	$1,461,367

SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized; par value $0.001):
HC Strategic Shares	27,499	107,255	31,417	86,484

Total	27,499	107,255	31,417	86,484

Net Asset Value, offering and redemption price per share:(b)
HC Strategic Shares	$22.03	$13.36	$25.56	$16.90

Investments in securities, at cost	$402,022	$1,196,834	$377,486	$1,054,386

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Includes securities on loan of $149, $0, $1,436 and $0, respectively.

(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Assets and Liabilities (continued)

As of December 31, 2019 (Unaudited)

(Amounts in thousands, except per share amounts)

	The Small Capitalization– Mid Capitalization Equity Portfolio	The Institutional Small Capitalization– Mid Capitalization Equity Portfolio	The Real Estate Securities Portfolio	The Commodity Returns Strategy Portfolio(a)
ASSETS:
Investments in securities, at value(b)	$97,891	$141,471	$90,979	$119,477
Repurchase agreements, at value and cost	—	—	—	4,800
Cash	922	899	58	142
Foreign currency, at value (Cost $0, $0, $0 and $1,705, respectively)	—	—	1	1,773
Swap agreements, at value	—	—	—	6
Receivable from investments sold	5	5	472	—
Variation margin receivable on futures contracts	8	64	101	36
Cash held as collateral at broker for futures contracts	261	2,087	711	225
Dividends and interest receivable	94	154	336	250
Foreign tax reclaims receivable	—	—	—	286
Prepaid expenses	10	10	10	13

Total assets	99,191	144,690	92,668	127,008

LIABILITIES:
Written options, at fair value (Premiums received $0, $0, $0 and $3, respectively)	—	—	—	—
Payable for investments purchased	23	22	461	—
Payable for portfolio shares redeemed	—	1,109	1,120	—
Payable for collateral received on loaned securities	1,121	1,096	—	—
Advisory fees payable	20	21	43	14
Management fees payable	4	6	4	5
Administrative services fees payable	2	4	2	3
Trustee fees payable	1	1	1	3
Professional fees payable	8	5	4	45
Custodian fees payable	7	4	3	39
Other accrued expenses	10	7	6	30

Total liabilities	1,196	2,275	1,644	139

NET ASSETS	$97,995	$142,415	$91,024	$126,869

NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value	$4	$11	$32	$14
Additional paid-in capital	70,082	121,984	68,400	229,180
Total distributable earnings/(loss)	27,909	20,420	22,592	(102,325)

Net Assets	$97,995	$142,415	$91,024	$126,869

NET ASSETS:
HC Strategic Shares	$97,995	$142,415	$91,024	$126,869

Total	$97,995	$142,415	$91,024	$126,869

SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized; par value $0.001):
HC Strategic Shares	3,655	10,699	32,462	13,740

Total	3,655	10,699	32,462	13,740

Net Asset Value, offering and redemption price per share:(c)
HC Strategic Shares	$26.81	$13.31	$2.80	$9.23

Investments in securities, at cost	$69,812	$123,047	$68,647	$87,754

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Statement has been consolidated. See Note 2.N. in the Notes to Financial Statements for basis of consolidation.

(b)	Includes securities on loan of $1,087, $1,046, $0 and $3, respectively.

(c)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Assets and Liabilities (continued)

As of December 31, 2019 (Unaudited)

(Amounts in thousands, except per share amounts)

	The ESG Growth Portfolio	The Catholic SRI Growth Portfolio	The International Equity Portfolio	The Institutional International Equity Portfolio
ASSETS:
Investments in securities, at value(a)	$159,864	$56,597	$885,957	$1,759,068
Cash	—	6	7,620	14,017
Foreign currency, at value (Cost $446, $103, $1,568 and $2,156, respectively)	448	103	1,904	2,192
Unrealized appreciation on forward currency contracts	—	—	—	1
Receivable for portfolio shares issued	—	—	—	422
Receivable from investments sold	—	—	229	505
Variation margin receivable on futures contracts	36	—	5	979
Cash held as collateral at broker for futures contracts	518	—	52	10,856
Dividends and interest receivable	150	53	1,525	2,825
Foreign tax reclaims receivable	233	42	3,319	6,517
Receivable from Advisor	—	14	—	—
Prepaid expenses	6	2	22	36

Total assets	161,255	56,817	900,633	1,797,418

LIABILITIES:
Payable for investments purchased	—	—	319	642
Payable for portfolio shares redeemed	—	—	—	16,149
Payable for collateral received on loaned securities	—	49	—	2,981
Advisory fees payable	13	5	222	460
Management fees payable	6	—	29	77
Administrative services fees payable	4	1	22	45
Trustee fees payable	1	—	15	27
Professional fees payable	3	1	57	87
Custodian fees payable	3	2	76	120
Other accrued expenses	6	8	52	79

Total liabilities	36	66	792	20,667

NET ASSETS	$161,219	$56,751	$899,841	$1,776,751

NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value	$14	$5	$80	$172
Additional paid-in capital	142,030	50,765	767,022	1,591,656
Total distributable earnings	19,175	5,981	132,739	184,923

Net Assets	$161,219	$56,751	$899,841	$1,776,751

NET ASSETS:
HC Strategic Shares	$161,219	$56,751	$899,841	$1,776,751

Total	$161,219	$56,751	$899,841	$1,776,751

SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized; par value $0.001):
HC Strategic Shares	14,267	4,570	80,327	172,030

Total	14,267	4,570	80,327	172,030

Net Asset Value, offering and redemption price per share:(b)
HC Strategic Shares	$11.30	$12.42	$11.20	$10.33

Investments in securities, at cost	$140,593	$50,361	$721,340	$1,525,602

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Includes securities on loan of $0, $48, $0 and $12,533, respectively.

(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Assets and Liabilities (continued)

As of December 31, 2019 (Unaudited)

(Amounts in thousands, except per share amounts)

	The Emerging Markets Portfolio	The Core Fixed Income Portfolio	The Fixed Income Opportunity Portfolio	The U.S. Government Fixed Income Securities Portfolio
ASSETS:
Investments in securities, at value(a)	$1,347,275	$66,325	$497,543	$324,526
Cash	394	48	6,010	221
Foreign currency, at value (Cost $1,076, $0, $0 and $0, respectively)	1,095	—	—	—
Receivable for portfolio shares issued	58	3	2	239
Receivable from investments sold	—	848	—	6,822
Variation margin receivable on futures contracts	234	—	347	—
Cash held as collateral at broker for futures contracts	3,622	—	7,428	—
Dividends and interest receivable	3,227	427	569	1,732
Foreign tax reclaims receivable	18	—	—	—
Prepaid expenses	29	7	15	14

Total assets	1,355,952	67,658	511,914	333,554

LIABILITIES:
Distributions payable	—	1	—	168
Payable for investments purchased	—	3,185	—	7,014
Payable for portfolio shares redeemed	8,008	9	5,586	1,630
Payable for collateral received on loaned securities	6,258	—	1,177	—
Accrued foreign capital gains tax	2,580	—	—	—
Advisory fees payable	618	4	186	17
Management fees payable	56	3	22	14
Administrative services fees payable	33	2	13	8
Trustee fees payable	13	1	8	4
Professional fees payable	39	2	21	10
Custodian fees payable	272	4	22	5
Other accrued expenses	41	11	28	14

Total liabilities	17,918	3,222	7,063	8,884

NET ASSETS	$1,338,034	$64,436	$504,851	$324,670

NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value	$71	$6	$73	$32
Additional paid-in capital	1,301,670	62,080	539,308	314,115
Total distributable earnings/(loss)	36,293	2,350	(34,530)	10,523

Net Assets	$1,338,034	$64,436	$504,851	$324,670

NET ASSETS:
HC Strategic Shares	$1,338,034	$64,436	$504,851	$324,670

Total	$1,338,034	$64,436	$504,851	$324,670

SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized; par value $0.001):
HC Strategic Shares	71,162	6,385	72,856	32,246

Total	71,162	6,385	72,856	32,246

Net Asset Value, offering and redemption price per share:(b)
HC Strategic Shares	$18.80	$10.09	$6.93	$10.07

Investments in securities, at cost	$1,160,516	$63,784	$498,858	$313,250

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Includes securities on loan of $5,990, $0, $0 and $0, respectively.

(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Assets and Liabilities (continued)

As of December 31, 2019 (Unaudited)

(Amounts in thousands, except per share amounts)

	The Inflation Protected Securities Portfolio	The U.S. Corporate Fixed Income Securities Portfolio	The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	The Short-Term Municipal Bond Portfolio
ASSETS:
Investments in securities, at value	$351,254	$327,467	$260,232	$109,310
Receivable for portfolio shares issued	84	240	255	33
Receivable from investments sold	3,888	1,346	2,370	—
Dividends and interest receivable	951	3,132	574	1,582
TBA sale commitments receivable	—	—	108	—
Prepaid expenses	25	14	12	9

Total assets	356,202	332,199	263,551	110,934

LIABILITIES:
Distributions payable	606	217	145	8
Payable for investments purchased	3,881	2,421	33,600	—
Payable for portfolio shares redeemed	1,213	4,199	3,156	34
TBA sale commitments, at fair value	—	—	108	—
Advisory fees payable	12	21	11	12
Management fees payable	15	14	10	5
Administrative services fees payable	9	8	6	3
Trustee fees payable	6	4	3	1
Professional fees payable	15	11	8	3
Custodian fees payable	8	6	5	2
Other accrued expenses	17	15	22	7

Total liabilities	5,782	6,916	37,074	75

NET ASSETS	$350,420	$325,283	$226,477	$110,859

NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value	$34	$31	$24	$11
Additional paid-in capital	340,557	307,372	233,386	109,383
Total distributable earnings/(loss)	9,829	17,880	(6,933)	1,465

Net Assets	$350,420	$325,283	$226,477	$110,859

NET ASSETS:
HC Strategic Shares	$350,420	$325,283	$226,477	$110,859

Total	$350,420	$325,283	$226,477	$110,859

SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized; par value $0.001):
HC Strategic Shares	34,213	31,097	23,555	11,145

Total	34,213	31,097	23,555	11,145

Net Asset Value, offering and redemption price per share:(a)
HC Strategic Shares	$10.24	$10.46	$9.62	$9.95

Investments in securities, at cost	$339,290	$310,358	$257,042	$107,853

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Assets and Liabilities (concluded)

As of December 31, 2019 (Unaudited)

(Amounts in thousands, except per share amounts)

	The Intermediate Term Municipal Bond Portfolio	The Intermediate Term Municipal Bond II Portfolio
ASSETS:
Investments in securities, at value	$385,401	$75,824
Cash	489	—
Receivable for portfolio shares issued	71	25
Dividends and interest receivable	3,718	940
Prepaid expenses	11	6

Total assets	389,690	76,795

LIABILITIES:
Distributions payable	35	8
Payable for investments purchased	4,223	—
Payable for portfolio shares redeemed	255	40
Advisory fees payable	153	8
Management fees payable	16	3
Administrative services fees payable	9	2
Trustee fees payable	5	1
Professional fees payable	15	2
Custodian fees payable	8	1
Other accrued expenses	18	4

Total liabilities	4,737	69

NET ASSETS	$384,953	$76,726

NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value	$38	$7
Additional paid-in capital	377,277	73,729
Total distributable earnings	7,638	2,990

Net Assets	$384,953	$76,726

NET ASSETS:
HC Strategic Shares	$384,953	$76,726

Total	$384,953	$76,726

SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized; par value $0.001):
HC Strategic Shares	37,544	7,376

Total	37,544	7,376

Net Asset Value, offering and redemption price per share:(a)
HC Strategic Shares	$10.25	$10.40

Investments in securities, at cost	$379,768	$72,609

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Operations

For the Six Months Ended December 31, 2019 (Unaudited)

(Amounts in thousands)

	The Value Equity Portfolio	The Institutional Value Equity Portfolio	The Growth Equity Portfolio	The Institutional Growth Equity Portfolio
INVESTMENT INCOME:
Interest	$1	$16	$2	$7
Dividends (net of foreign withholding tax of $1, $0, $0 and $6, respectively)	6,026	16,569	6,628	11,298
Income from securities lending	5	—	20	4

Total Investment Income	6,032	16,585	6,650	11,309

EXPENSES:
Advisory fees	257	460	521	599
Management fees	149	367	201	374
Administrative services fees	100	228	129	233
Professional fees	43	102	55	115
Transfer agent fees	8	14	11	15
Compliance service fees	6	10	8	11
Custodian fees	26	40	35	51
Registration and filing fees	10	8	10	7
Trustee fees	20	35	27	40
Other	23	38	27	44

Total expenses before expenses paid indirectly	642	1,302	1,024	1,489
Less: Expenses paid indirectly	—	—	(3)	(4)

Net Expenses	642	1,302	1,021	1,485

Net Investment Income	5,390	15,283	5,629	9,824

NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investments in securities and foreign currency translations	(3)	7,393	40,017	87,938
Net realized gains/(losses) from futures transactions	926	11,456	1,424	10,803

Net realized gains/(losses) from investments	923	18,849	41,441	98,741
Change in unrealized appreciation/(depreciation) on investments in securities and foreign currency translations	51,007	101,624	23,792	38,854
Change in unrealized appreciation/(depreciation) on futures	(80)	(3,982)	23	721

Change in unrealized appreciation/(depreciation) on investments	50,927	97,642	23,815	39,575

Net realized/unrealized gains/(losses) from investments	51,850	116,491	65,256	138,316

Change in net assets resulting from operations	$57,240	$131,774	$70,885	$148,140

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Operations (continued)

For the Six Months Ended December 31, 2019 (Unaudited)

(Amounts in thousands)

	The Small Capitalization– Mid Capitalization Equity Portfolio	The Institutional Small Capitalization– Mid Capitalization Equity Portfolio	The Real Estate Securities Portfolio	The Commodity Returns Strategy Portfolio(a)
INVESTMENT INCOME:
Interest	$—	$1	$—	$53
Dividends (net of foreign withholding tax of $2, $2, $0 and $189, respectively)	615	936	1,210	2,214
Income from securities lending	45	59	—	3

Total Investment Income	660	996	1,210	2,270

EXPENSES:
Advisory fees	164	169	320	87
Management fees	24	36	28	34
Administrative services fees	28	35	23	45
Professional fees	15	14	10	61
Transfer agent fees	1	2	1	2
Compliance service fees	1	1	1	2
Custodian fees	17	12	7	52
Registration and filing fees	8	7	7	10
Trustee fees	4	5	3	6
Other	6	6	3	14

Total expenses before expenses paid indirectly	268	287	403	313
Less: Expenses paid indirectly	(4)	(3)	—	—

Net Expenses	264	284	403	313

Net Investment Income	396	712	807	1,957

NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment in securities and foreign currency translations	1,193	10,639	13,479	577
Net realized gains/(losses) from futures transactions	1,049	2,984	526	746
Net realized gains/(losses) from written options transactions	—	—	—	(8)
Net realized gains/(losses) from swap transactions	—	—	—	9
Net realized gains/(losses) from forward currency contracts transactions	—	—	—	(7)

Net realized gains/(losses) from investments	2,242	13,623	14,005	1,317
Change in unrealized appreciation/(depreciation) on investments in securities and foreign currency translations	3,591	(4,646)	(5,849)	(571)
Change in unrealized appreciation/(depreciation) on futures	38	468	543	(212)
Change in unrealized appreciation/(depreciation) on written options	—	—	—	3
Change in unrealized appreciation/(depreciation) on swaps	—	—	—	1

Change in unrealized appreciation/(depreciation) on investments	3,629	(4,178)	(5,306)	(779)

Net realized/unrealized gains/(losses) from investments	5,871	9,445	8,699	538

Change in net assets resulting from operations. . . . . . . . . . . . . .	$6,267	$10,157	$9,506	$2,495

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Statement has been consolidated. See Note 2.N. in the Notes to Financial Statements for basis of consolidation.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Operations (continued)

For the Six Months Ended December 31, 2019 (Unaudited)

(Amounts in thousands)

	The ESG Growth Portfolio	The Catholic SRI Growth Portfolio	The International Equity Portfolio	The Institutional International Equity Portfolio
INVESTMENT INCOME:
Interest	$1	$—	$100	$5
Dividends (net of foreign withholding tax of $87, $35, $1,265 and $2,317, respectively)	1,493	524	8,961	19,613
Income from securities lending	—	3	42	92

Total Investment Income	1,494	527	9,103	19,710

EXPENSES:
Advisory fees	123	41	1,416	2,729
Management fees	38	13	211	449
Administrative services fees	42	30	162	308
Professional fees	15	5	93	155
Transfer agent fees	2	1	13	26
Compliance service fees	1	1	10	19
Custodian fees	13	10	138	234
Registration and filing fees	3	—	10	7
Trustee fees	5	2	35	70
Other	13	10	42	79

Total expenses before waivers and expenses paid indirectly	255	113	2,130	4,076
Less: Expenses waived by Specialist Manager	(38)	(14)	—	—
Expenses paid indirectly	—	—	(4)	(4)
Expenses waived and/or reimbursed by Advisor	—	(17)	—	—

Net Expenses	217	82	2,126	4,072

Net Investment Income	1,277	445	6,977	15,638

NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment in securities and foreign currency translations	295	(61)	13,794	(11,406)
Net realized gains/(losses) from futures transactions	720	—	484	14,023
Net realized gains/(losses) from forward currency contracts transactions	(1)	—	739	800

Net realized gains/(losses) from investments	1,014	(61)	15,017	3,417
Change in unrealized appreciation/(depreciation) on investments in securities and foreign currency translations	11,623	4,198	45,764	107,508
Change in unrealized appreciation/(depreciation) on futures	(68)	—	(208)	(135)
Change in unrealized appreciation/(depreciation) on forward currency contracts	—	—	1	(2)

Change in unrealized appreciation/(depreciation) on investments	11,555	4,198	45,557	107,371

Net realized/unrealized gains/(losses) from investments	12,569	4,137	60,574	110,788

Change in net assets resulting from operations	$13,846	$4,582	$67,551	$126,426

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Operations (continued)

For the Six Months Ended December 31, 2019 (Unaudited)

(Amounts in thousands)

	The Emerging Markets Portfolio	The Core Fixed Income Portfolio	The Fixed Income Opportunity Portfolio	The U.S. Government Fixed Income Securities Portfolio
INVESTMENT INCOME:
Interest	$15	$910	$13,193	$3,589
Dividends (net of foreign withholding tax of $2,420, $0, $0 and $0, respectively)	30,156	53	1,201	38
Income from securities lending	129	—	70	—

Total Investment Income	30,300	963	14,464	3,627

EXPENSES:
Advisory fees	1,716	22	812	92
Management fees	339	17	140	78
Administrative services fees	230	41	108	58
Professional fees	104	5	38	20
Transfer agent fees	19	1	8	4
Compliance service fees	14	1	6	3
Custodian fees	778	9	43	12
Registration and filing fees	7	5	6	6
Trustee fees	49	2	21	11
Other	55	2	21	11

Net Expenses	3,311	105	1,203	295

Net Investment Income	26,989	858	13,261	3,332

NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment in securities and foreign currency translations	(15,000)	507	12,975	1,033
Net realized gains/(losses) from futures transactions	6,006	—	2,474	—
Net realized gains/(losses) from options and swaptions transactions	—	—	(16)	—
Net realized gains/(losses) from forward currency contracts transactions	(12)	—	—	—

Net realized gains/(losses) from investments	(9,006)	507	15,433	1,033
Change in unrealized appreciation/(depreciation) on investments in securities and foreign currency translations (net of deferred foreign tax)	66,112	349	(21,546)	47
Change in unrealized appreciation/(depreciation) on futures	771	—	2,780	—
Change in unrealized appreciation/(depreciation) on swaps	—	—	(167)	—
Change in unrealized appreciation/(depreciation) on forward currency contracts	98	—	—	—

Change in unrealized appreciation/(depreciation) on investments	66,981	349	(18,933)	47

Net realized/unrealized gains/(losses) from investments	57,975	856	(3,500)	1,080

Change in net assets resulting from operations	$84,964	$1,714	$9,761	$4,412

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Operations (continued)

For the Six Months Ended December 31, 2019 (Unaudited)

(Amounts in thousands)

	The Inflation Protected Securities Portfolio	The U.S. Corporate Fixed Income Securities Portfolio	The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	The Short-Term Municipal Bond Portfolio
INVESTMENT INCOME:
Interest	$3,270	$5,273	$2,402	$949
Dividends	74	134	337	28

Total Investment Income	3,344	5,407	2,739	977

EXPENSES:
Advisory fees	69	123	63	68
Management fees	88	80	55	27
Administrative services fees	61	61	71	26
Professional fees	25	21	16	7
Transfer agent fees	5	4	3	1
Compliance service fees	4	3	2	1
Custodian fees	15	14	11	4
Registration and filing fees	9	6	6	5
Trustee fees	13	11	8	4
Other	13	13	9	4

Net Expenses	302	336	244	147

Net Investment Income	3,042	5,071	2,495	830

NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investments in securities	696	3,910	267	10

Change in unrealized appreciation/(depreciation) on investments	3,408	3,509	1,358	163

Net realized/unrealized gains/(losses) from investments	4,104	7,419	1,625	173

Change in net assets resulting from operations	$7,146	$12,490	$4,120	$1,003

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Operations (concluded)

For the Six Months Ended December 31, 2019 (Unaudited)

(Amounts in thousands)

	The Intermediate Term Municipal Bond Portfolio	The Intermediate Term Municipal Bond II Portfolio
INVESTMENT INCOME:
Interest	$3,131	$660
Dividends	691	36

Total Investment Income	3,822	696

EXPENSES:
Advisory fees	371	47
Management fees	99	20
Administrative services fees	71	21
Professional fees	26	5
Transfer agent fees	5	1
Compliance service fees	4	1
Custodian fees	16	4
Registration and filing fees	6	6
Trustee fees	12	5
Other	14	4

Net Expenses	624	114

Net Investment Income	3,198	582

NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment in securities	3,606	92

Change in unrealized appreciation/(depreciation) on investments	(278)	425

Net realized/unrealized gains/(losses) from investments	3,328	517

Change in net assets resulting from operations	$6,526	$1,099

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets

(Amounts in thousands)

	The Value Equity Portfolio		The Institutional Value Equity Portfolio		The Growth Equity Portfolio
	For the Six Months Ended December 31, 2019 (Unaudited)	For the Year Ended June 30, 2019	For the Six Months Ended December 31, 2019 (Unaudited)	For the Year Ended June 30, 2019	For the Six Months Ended December 31, 2019 (Unaudited)	For the Year Ended June 30, 2019
Operations:
Net investment income	$5,390	$11,877	$15,283	$23,086	$5,629	$10,177
Net realized gains/(losses) from investments	923	4,736	18,849	52,039	41,441	37,168
Change in unrealized appreciation/(depreciation) from investments	50,927	33,631	97,642	31,622	23,815	40,916

Change in net assets resulting from operations	57,240	50,244	131,774	106,747	70,885	88,261

Distributions to Shareholders from:
HC Strategic Shares	(5,728)	(42,981)	(69,478)	(86,136)	(36,944)	(53,543)
HC Advisors Shares(a)	—	(30)	—	(20)	—	(36)

Change in net assets resulting from distributions	(5,728)	(43,011)	(69,478)	(86,156)	(36,944)	(53,579)

HC Strategic Shares
Proceeds from shares issued	16,174	28,980	64,562	600,228	1,783	21,813
Proceeds from reinvestment of dividends	4,803	37,868	68,584	85,199	36,023	46,104
Cost of shares redeemed	(50,579)	(89,821)	(260,283)	(136,809)	(71,591)	(108,675)

Change in net assets from HC Strategic Shares of beneficial interest	(29,602)	(22,973)	(127,137)	548,618	(33,785)	(40,758)

HC Advisors Shares(a)
Proceeds from shares issued	—	13	—	27	—	15
Proceeds from reinvestment of dividends	—	—	—	—	—	—
Cost of shares redeemed	—	(648)	—	(756)	—	(891)

Change in net assets from HC Advisors Shares of beneficial interest	—	(635)	—	(729)	—	(876)

Change in net assets from shares of beneficial interest	(29,602)	(23,608)	(127,137)	547,889	(33,785)	(41,634)

Change in net assets	21,910	(16,375)	(64,841)	568,480	156	(6,952)

Net Assets:
Beginning of period	583,757	600,132	1,497,901	929,421	802,838	809,790

End of period	$605,667	$583,757	$1,433,060	$1,497,901	$802,994	$802,838

Share Transactions:
HC Strategic Shares
Issued	780	1,530	4,887	48,878	71	993
Reinvested	225	2,111	5,171	7,409	1,421	2,178
Redeemed	(2,396)	(4,800)	(19,914)	(10,868)	(2,820)	(4,786)

Change in HC Strategic Shares	(1,391)	(1,159)	(9,856)	45,419	(1,328)	(1,615)

HC Advisors Shares(a)
Issued	—	1	—	2	—	1
Redeemed	—	(35)	—	(59)	—	(40)

Change in HC Advisors Shares	—	(34)	—	(57)	—	(39)

Total change in shares	(1,391)	(1,193)	(9,856)	45,362	(1,328)	(1,654)

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	HC Advisors Shares are still offered, but no shares are outstanding as of December 31, 2019.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets (continued)

(Amounts in thousands)

	The Institutional Growth Equity Portfolio		The Small Capitalization– Mid Capitalization Equity Portfolio		The Institutional Small Capitalization– Mid Capitalization Equity Portfolio
	For the Six Months Ended December 31, 2019 (Unaudited)	For the Year Ended June 30, 2019	For the Six Months Ended December 31, 2019 (Unaudited)	For the Year Ended June 30, 2019	For the Six Months Ended December 31, 2019 (Unaudited)	For the Year Ended June 30, 2019
Operations:
Net investment income	$9,824	$16,960	$396	$357	$712	$751
Net realized gains/(losses) from investments	98,741	204,695	2,242	7,394	13,623	12,527
Change in unrealized appreciation/(depreciation) from investments	39,575	(61,045)	3,629	(9,721)	(4,178)	(11,670)

Change in net assets resulting from operations	148,140	160,610	6,267	(1,970)	10,157	1,608

Distributions to Shareholders from:
HC Strategic Shares	(266,826)	(100,792)	(4,244)	(9,174)	(17,754)	(33,456)
HC Advisors Shares(a)	—	(25)	—	(6)	—	(8)

Change in net assets resulting from distributions	(266,826)	(100,817)	(4,244)	(9,180)	(17,754)	(33,464)

HC Strategic Shares
Proceeds from shares issued	56,604	431,839	218	2,553	6,794	19,760
Proceeds from reinvestment of dividends	271,140	99,183	4,418	8,315	17,941	33,262
Cost of shares redeemed	(283,650)	(242,575)	(4,278)	(14,609)	(22,138)	(33,534)

Change in net assets from HC Strategic Shares of beneficial interest	44,094	288,447	358	(3,741)	2,597	19,488

HC Advisors Shares(a)
Proceeds from shares issued	—	32	—	3	—	10
Proceeds from reinvestment of dividends	—	—	—	—	—	—
Cost of shares redeemed	—	(1,054)	—	(108)	—	(133)

Change in net assets from HC Advisors Shares of beneficial interest	—	(1,022)	—	(105)	—	(123)

Change in net assets from shares of beneficial interest	44,094	287,425	358	(3,846)	2,597	19,365

Change in net assets	(74,592)	347,218	2,381	(14,996)	(5,000)	(12,491)

Net Assets:
Beginning of period	1,535,959	1,188,741	95,614	110,610	147,415	159,906

End of period	$1,461,367	$1,535,959	$97,995	$95,614	$142,415	$147,415

Share Transactions:
HC Strategic Shares
Issued	2,956	25,010	8	95	483	1,362
Reinvested	16,201	6,154	167	368	1,361	2,767
Redeemed	(15,581)	(13,348)	(163)	(563)	(1,615)	(2,348)

Change in HC Strategic Shares	3,576	17,816	12	(100)	229	1,781

HC Advisors Shares(a)
Issued	—	2	—	—	—	1
Redeemed	—	(58)	—	(4)	—	(8)

Change in HC Advisors Shares	—	(56)	—	(4)	—	(7)

Total change in shares	3,576	17,760	12	(104)	229	1,774

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	HC Advisors Shares are still offered, but no shares are outstanding as of December 31, 2019.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets (continued)

(Amounts in thousands)

	The Real Estate Securities Portfolio		The Commodity Returns Strategy Portfolio(a)		The ESG Growth Portfolio
	For the Six Months Ended December 31, 2019 (Unaudited)	For the Year Ended June 30, 2019	For the Six Months Ended December 31, 2019 (Unaudited)	For the Year Ended June 30, 2019	For the Six Months Ended December 31, 2019 (Unaudited)	For the Year Ended June 30, 2019
Operations:
Net investment income	$807	$2,453	$1,957	$13,522	$1,277	$3,832
Net realized gains/(losses) from investments	14,005	4,932	1,317	14,422	1,014	11,942
Change in unrealized appreciation/(depreciation) from investments	(5,306)	7,824	(779)	(120,763)	11,555	(13,544)

Change in net assets resulting from operations	9,506	15,209	2,495	(92,819)	13,846	2,230

Distributions to Shareholders from:
HC Strategic Shares	(19,554)	(3,952)	(2,116)	(14,912)	(8,585)	(8,913)
HC Advisors Shares(b)	—	—	—	(6)	—	—

Change in net assets resulting from distributions	(19,554)	(3,952)	(2,116)	(14,918)	(8,585)	(8,913)

HC Strategic Shares
Proceeds from shares issued	2,190	13,081	395	14,080	1,186	5,591
Proceeds from reinvestment of dividends	19,509	3,682	1,393	11,539	7,409	5,792
Cost of shares redeemed	(40,696)	(39,552)	(34,767)	(619,892)	(1,615)	(22,245)

Change in net assets from HC Strategic Shares of beneficial interest	(18,997)	(22,789)	(32,979)	(594,273)	6,980	(10,862)

HC Advisors Shares(b)
Proceeds from shares issued	—	—	—	13	—	—
Proceeds from reinvestment of dividends	—	—	—	—	—	—
Cost of shares redeemed	—	—	—	(663)	—	(1)

Change in net assets from HC Advisors Shares of beneficial interest	—	—	—	(650)	—	(1)

Change in net assets from shares of beneficial interest	(18,997)	(22,789)	(32,979)	(594,923)	6,980	(10,863)

Change in net assets	(29,045)	(11,532)	(32,600)	(702,660)	12,241	(17,546)

Net Assets:
Beginning of period	120,069	131,601	159,469	862,129	148,978	166,524

End of period	$91,024	$120,069	$126,869	$159,469	$161,219	$148,978

Share Transactions:
HC Strategic Shares
Issued	684	4,193	47	1,491	111	529
Reinvested	7,034	1,281	157	1,301	659	565
Redeemed	(12,066)	(12,671)	(4,003)	(73,508)	(144)	(2,038)

Change in HC Strategic Shares	(4,348)	(7,197)	(3,799)	(70,716)	626	(944)

HC Advisors Shares(b)
Issued	—	—	—	—	—	—
Redeemed	—	—	—	(72)	—	—

Change in HC Advisors Shares	—	—	—	(72)	—	—

Total change in shares	(4,348)	(7,197)	(3,799)	(70,788)	626	(944)

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Statement has been consolidated. Please see Note 2.N. in the Notes to Financial Statements for basis of consolidation.

(b)	HC Advisors Shares are still offered, but no shares are outstanding as of December 31, 2019.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets (continued)

(Amounts in thousands)

	The Catholic SRI Growth Portfolio		The International Equity Portfolio		The Institutional International Equity Portfolio
	For the Six Months Ended December 31, 2019 (Unaudited)	For the Year Ended June 30, 2019	For the Six Months Ended December 31, 2019 (Unaudited)	For the Year Ended June 30, 2019	For the Six Months Ended December 31, 2019 (Unaudited)	For the Year Ended June 30, 2019
Operations:
Net investment income	$445	$1,181	$6,977	$34,757	$15,638	$76,229
Net realized gains/(losses) from investments	(61)	3,159	15,017	(10,948)	3,417	(196)
Change in unrealized appreciation/(depreciation) from investments	4,198	(3,046)	45,557	(42,918)	107,371	(80,298)

Change in net assets resulting from operations	4,582	1,294	67,551	(19,109)	126,426	(4,265)

Distributions to Shareholders from:
HC Strategic Shares	(2,086)	(3,740)	(1,825)	(35,540)	(17,348)	(175,500)
HC Advisors Shares(a)	—	—	—	(3)	—	(35)

Change in net assets resulting from distributions	(2,086)	(3,740)	(1,825)	(35,543)	(17,348)	(175,535)

HC Strategic Shares
Proceeds from shares issued	2,288	22,409	7,959	47,958	32,901	111,172
Proceeds from reinvestment of dividends	2,086	3,740	1,261	24,844	13,569	158,564
Cost of shares redeemed	(1,520)	(1,715)	(86,164)	(320,394)	(264,973)	(536,181)

Change in net assets from HC Strategic Shares of beneficial interest	2,854	24,434	(76,944)	(247,592)	(218,503)	(266,445)

HC Advisors Shares(a)
Proceeds from shares issued	—	—	—	82	—	95
Proceeds from reinvestment of dividends	—	—	—	—	—	—
Cost of shares redeemed	—	(1)	—	(1,631)	—	(1,895)

Change in net assets from HC Advisors Shares of beneficial interest	—	(1)	—	(1,549)	—	(1,800)

Change in net assets from shares of beneficial interest	2,854	24,433	(76,944)	(249,141)	(218,503)	(268,245)

Change in net assets	5,350	21,987	(11,218)	(303,793)	(109,425)	(448,045)

Net Assets:
Beginning of period	51,401	29,414	911,059	1,214,852	1,886,176	2,334,221

End of period	$56,751	$51,401	$899,841	$911,059	$1,776,751	$1,886,176

Share Transactions:
HC Strategic Shares
Issued	190	1,830	763	4,609	3,430	11,561
Reinvested	169	341	114	2,422	1,322	17,309
Redeemed	(130)	(144)	(8,389)	(32,177)	(27,107)	(55,215)

Change in HC Strategic Shares	229	2,027	(7,512)	(25,146)	(22,355)	(26,345)

HC Advisors Shares(a)
Issued	—	—	—	8	—	10
Redeemed	—	—	—	(163)	—	(187)

Change in HC Advisors Shares	—	—	—	(155)	—	(177)

Total change in shares	229	2,027	(7,512)	(25,301)	(22,355)	(26,522)

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	HC Advisors Shares are still offered, but no shares are outstanding as of December 31, 2019.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets (continued)

(Amounts in thousands)

	The Emerging Markets Portfolio		The Core Fixed Income Portfolio		The Fixed Income Opportunity Portfolio
	For the Six Months Ended December 31, 2019 (Unaudited)	For the Year Ended June 30, 2019	For the Six Months Ended December 31, 2019 (Unaudited)	For the Year Ended June 30, 2019	For the Six Months Ended December 31, 2019 (Unaudited)	For the Year Ended June 30, 2019
Operations:
Net investment income	$26,989	$35,359	$858	$1,737	$13,261	$38,199
Net realized gains/(losses) from investments	(9,006)	(56,290)	507	(208)	15,433	71
Change in unrealized appreciation/(depreciation) from investments	66,981	77,271	349	3,640	(18,933)	15,717

Change in net assets resulting from operations	84,964	56,340	1,714	5,169	9,761	53,987

Distributions to Shareholders from:
HC Strategic Shares	(43,230)	(29,759)	(913)	(1,823)	(16,257)	(38,443)
HC Advisors Shares(a)	—	(15)	—	(8)	—	(4)

Change in net assets resulting from distributions	(43,230)	(29,774)	(913)	(1,831)	(16,257)	(38,447)

HC Strategic Shares
Proceeds from shares issued	42,649	139,680	5,551	11,131	23,541	47,965
Proceeds from reinvestment of dividends	35,515	25,237	909	1,817	14,848	33,241
Cost of shares redeemed	(247,992)	(357,243)	(11,092)	(13,401)	(124,890)	(172,169)

Change in net assets from HC Strategic Shares of beneficial interest	(169,828)	(192,326)	(4,632)	(453)	(86,501)	(90,963)

HC Advisors Shares(a)
Proceeds from shares issued	—	101	—	11	—	1
Proceeds from reinvestment of dividends	—	—	—	—	—	—
Cost of shares redeemed	—	(1,527)	—	(1,378)	—	(363)

Change in net assets from HC Advisors Shares of beneficial interest	—	(1,426)	—	(1,367)	—	(362)

Change in net assets from shares of beneficial interest	(169,828)	(193,752)	(4,632)	(1,820)	(86,501)	(91,325)

Change in net assets	(128,094)	(167,186)	(3,831)	1,518	(92,997)	(75,785)

Net Assets:
Beginning of period	1,466,128	1,633,314	68,267	66,749	597,848	673,633

End of period	$1,338,034	$1,466,128	$64,436	$68,267	$504,851	$597,848

Share Transactions:
HC Strategic Shares
Issued	2,380	7,970	551	1,160	3,367	7,007
Reinvested	1,904	1,571	90	190	2,138	4,862
Redeemed	(13,926)	(20,514)	(1,095)	(1,398)	(17,916)	(24,924)

Change in HC Strategic Shares	(9,642)	(10,973)	(454)	(48)	(12,411)	(13,055)

HC Advisors Shares(a)
Issued	—	6	—	1	—	—
Redeemed	—	(88)	—	(144)	—	(53)

Change in HC Advisors Shares	—	(82)	—	(143)	—	(53)

Total change in shares	(9,642)	(11,055)	(454)	(191)	(12,411)	(13,108)

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	HC Advisors Shares are still offered, but no shares are outstanding as of December 31, 2019.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets (continued)

(Amounts in thousands)

	The U.S. Government Fixed Income Securities Portfolio		The Inflation Protected Securities Portfolio		The U.S. Corporate Fixed Income Securities Portfolio
	For the Six Months Ended December 31, 2019 (Unaudited)	For the Year Ended June 30, 2019	For the Six Months Ended December 31, 2019 (Unaudited)	For the Year Ended June 30, 2019	For the Six Months Ended December 31, 2019 (Unaudited)	For the Year Ended June 30, 2019
Operations:
Net investment income	$3,332	$5,964	$3,042	$8,742	$5,071	$10,164
Net realized gains/(losses) from investments	1,033	(572)	696	(1,262)	3,910	(523)
Change in unrealized appreciation/(depreciation) from investments	47	14,782	3,408	8,685	3,509	21,518

Change in net assets resulting from operations	4,412	20,174	7,146	16,165	12,490	31,159

Distributions to Shareholders from:
HC Strategic Shares	(3,573)	(5,899)	(5,510)	(9,032)	(7,429)	(10,131)

Change in net assets resulting from distributions	(3,573)	(5,899)	(5,510)	(9,032)	(7,429)	(10,131)

HC Strategic Shares
Proceeds from shares issued	40,424	81,740	30,840	22,684	35,468	29,116
Proceeds from reinvestment of dividends	2,869	4,878	4,443	7,322	6,434	8,351
Cost of shares redeemed	(24,993)	(28,739)	(43,728)	(81,366)	(33,935)	(33,196)

Change in net assets from HC Strategic Shares of beneficial interest	18,300	57,879	(8,445)	(51,360)	7,967	4,271

HC Advisors Shares(a)
Proceeds from reinvestment of dividends	—	—	—	—	—	—
Cost of shares redeemed	—	—	—	(1)	—	—

Change in net assets from HC Advisors Shares of beneficial interest	—	—	—	(1)	—	—

Change in net assets from shares of beneficial interest	18,300	57,879	(8,445)	(51,361)	7,967	4,271

Change in net assets	19,139	72,154	(6,809)	(44,228)	13,028	25,299

Net Assets:
Beginning of period	305,531	233,377	357,229	401,457	312,255	286,956

End of period	$324,670	$305,531	$350,420	$357,229	$325,283	$312,255

Share Transactions:
HC Strategic Shares
Issued	3,982	8,575	2,997	2,296	3,382	2,985
Reinvested	282	503	431	743	613	857
Redeemed	(2,464)	(2,968)	(4,247)	(8,211)	(3,239)	(3,408)

Change in HC Strategic Shares	1,800	6,110	(819)	(5,172)	756	434

HC Advisors Shares(a)
Issued	—	—	—	—	—	—
Redeemed	—	—	—	—	—	—

Change in HC Advisors Shares	—	—	—	—	—	—

Total change in shares	1,800	6,110	(819)	(5,172)	756	434

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	HC Advisors Shares are still offered, but no shares are outstanding as of December 31, 2019.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets (continued)

(Amounts in thousands)

	The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio		The Short-Term Municipal Bond Portfolio		The Intermediate Term Municipal Bond Portfolio
	For the Six Months Ended December 31, 2019 (Unaudited)	For the Year Ended June 30, 2019	For the Six Months Ended December 31, 2019 (Unaudited)	For the Year Ended June 30, 2019	For the Six Months Ended December 31, 2019 (Unaudited)	For the Year Ended June 30, 2019
Operations:
Net investment income	$2,495	$5,375	$830	$1,436	$3,198	$8,515
Net realized gains/(losses) from investments	267	636	10	(1)	3,606	322
Change in unrealized appreciation/(depreciation) from investments	1,358	5,649	163	1,311	(278)	11,738

Change in net assets resulting from operations	4,120	11,660	1,003	2,746	6,526	20,575

Distributions to Shareholders from:
HC Strategic Shares	(3,236)	(6,006)	(862)	(1,415)	(4,877)	(8,566)
HC Advisors Shares(a)	—	—	—	—	—	(8)

Change in net assets resulting from distributions	(3,236)	(6,006)	(862)	(1,415)	(4,877)	(8,574)

HC Strategic Shares
Proceeds from shares issued	28,774	23,624	13,973	35,021	13,692	34,264
Proceeds from reinvestment of dividends	2,608	4,893	830	1,359	4,700	8,143
Cost of shares redeemed	(22,192)	(22,906)	(10,359)	(11,049)	(28,185)	(44,510)

Change in net assets from HC Strategic Shares of beneficial interest	9,190	5,611	4,444	25,331	(9,793)	(2,103)

HC Advisors Shares(a)
Proceeds from reinvestment of dividends	—	—	—	—	—	—
Cost of shares redeemed	—	—	—	—	—	(1,009)

Change in net assets from HC Advisors Shares of beneficial interest	—	—	—	—	—	(1,009)

Change in net assets from shares of beneficial interest	9,190	5,611	4,444	25,331	(9,793)	(3,112)

Change in net assets	10,074	11,265	4,585	26,662	(8,144)	8,889

Net Assets:
Beginning of period	216,403	205,138	106,274	79,612	393,097	384,208

End of period	$226,477	$216,403	$110,859	$106,274	$384,953	$393,097

Share Transactions:
HC Strategic Shares
Issued	2,985	2,510	1,404	3,558	1,331	3,425
Reinvested	271	523	83	138	457	818
Redeemed	(2,305)	(2,447)	(1,040)	(1,122)	(2,740)	(4,453)

Change in HC Strategic Shares	951	586	447	2,574	(952)	(210)

HC Advisors Shares(a)
Issued	—	—	—	—	—	—
Redeemed	—	—	—	—	—	(102)

Change in HC Advisors Shares	—	—	—	—	—	(102)

Total change in shares	951	586	447	2,574	(952)	(312)

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	HC Advisors Shares are still offered, but no shares are outstanding as of December 31, 2019.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Statements of Changes in Net Assets (concluded)

(Amounts in thousands)

	The Intermediate Term Municipal Bond II Portfolio
	For the Six Months Ended December 31, 2019 (Unaudited)	For the Year Ended June 30, 2019
Operations:
Net investment income	$582	$1,674
Net realized gains/(losses) from investments	92	55
Change in unrealized appreciation/(depreciation) from investments	425	2,276

Change in net assets resulting from operations	1,099	4,005

Distributions to Shareholders from:
HC Strategic Shares	(933)	(1,774)
HC Advisors Shares(a)	—	(3)

Change in net assets resulting from distributions	(933)	(1,777)

HC Strategic Shares
Proceeds from shares issued	2,761	7,915
Proceeds from reinvestment of dividends	894	1,672
Cost of shares redeemed	(5,800)	(10,564)

Change in net assets from HC Strategic Shares of beneficial interest	(2,145)	(977)

HC Advisors Shares(a)
Proceeds from reinvestment of dividends	—	—
Cost of shares redeemed	—	(261)

Change in net assets from HC Advisors Shares of beneficial interest	—	(261)

Change in net assets from shares of beneficial interest	(2,145)	(1,238)

Change in net assets	(1,979)	990

Net Assets:
Beginning of period	78,705	77,715

End of period	$76,726	$78,705

Share Transactions:
HC Strategic Shares
Issued	265	776
Reinvested	86	165
Redeemed	(556)	(1,038)

Change in HC Strategic Shares	(205)	(97)

HC Advisors Shares(a)
Issued	—	—
Redeemed	—	(26)

Change in HC Advisors Shares	—	(26)

Total change in shares	(205)	(123)

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	HC Advisors Shares are still offered, but no shares are outstanding as of December 31, 2019.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:					Distributions to Shareholders:						Ratios/Supplementary Data:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)		Net Realized/ Unrealized Gains/ (Losses) on Investments		Total from Operations	Net Investment Income	Net Realized Gains from Investments	Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return(a)	Net Assets, at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Net Investment Income/(Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)
The Value Equity Portfolio
HC Strategic Shares

Six Months ended December 31, 2019 (Unaudited)	$20.21	$0.19	(d)	$1.83		$2.02	$(0.19)	$(0.01)	$(0.20)	$22.03	10.06%	$605,667	0.22%	0.22%	1.81%	7.69%

Year Ended June 30, 2019	19.95	0.40	(d)(e)	1.34	(e)	1.74	(0.41)	(1.07)	(1.48)	20.21	9.78%	583,757	0.21%	0.21%	2.05%	73.55%

Year Ended June 30, 2018	19.53	0.42		1.36		1.78	(0.44)	(0.92)	(1.36)	19.95	9.11%	599,457	0.27%	0.26%	2.10%	58.60%

Year Ended June 30, 2017	17.70	0.42		2.51		2.93	(0.41)	(0.69)	(1.10)	19.53	16.78%	612,508	0.29%	0.28%	2.22%	61.30%

Year Ended June 30, 2016	18.46	0.41		(0.02)		0.39	(0.41)	(0.74)	(1.15)	17.70	2.49%	583,078	0.27%	0.26%	2.35%	66.86%

Year Ended June 30, 2015	17.88	0.36		0.58		0.94	(0.36)	—	(0.36)	18.46	5.27%	622,022	0.29%	0.28%	1.95%	123.19%

HC Advisors Shares

Period Ended May 1, 2019(f)	$19.95	$0.46	(d)(e)	$1.26	(e)	$1.72	$(0.33)	$(1.07)	$(1.40)	$20.27	9.69%	$—	0.46%	0.21%	2.29%	73.55%

Year Ended June 30, 2018	19.52	0.43		1.36		1.79	(0.44)	(0.92)	(1.36)	19.95	9.17%	675	0.52%	0.26%	2.08%	58.60%

Year Ended June 30, 2017	17.69	0.42		2.51		2.93	(0.41)	(0.69)	(1.10)	19.52	16.79%	845	0.54%	0.28%	2.22%	61.30%

Year Ended June 30, 2016	18.46	0.44		(0.06)		0.38	(0.41)	(0.74)	(1.15)	17.69	2.43%	786	0.52%	0.26%	2.38%	66.86%

Year Ended June 30, 2015	17.88	0.36		0.58		0.94	(0.36)	—	(0.36)	18.46	5.27%	1,163	0.54%	0.28%	1.94%	123.19%

The Institutional Value Equity Portfolio
HC Strategic Shares

Six Months ended December 31, 2019 (Unaudited)	$12.79	$0.14	(d)	$1.07		$1.21	$(0.14)	$(0.50)	$(0.64)	$13.36	9.55%	$1,433,060	0.18%	0.18%	2.08%	10.35%

Year Ended June 30, 2019	12.95	0.29	(d)(e)	0.73	(e)	1.02	(0.28)	(0.90)	(1.18)	12.79	9.14%	1,497,901	0.19%	0.19%	2.26%	39.29%

Year Ended June 30, 2018	12.99	0.26		0.83		1.09	(0.27)	(0.86)	(1.13)	12.95	8.35%	928,683	0.26%	0.25%	2.04%	68.39%

Year Ended June 30, 2017	11.99	0.27		1.69		1.96	(0.26)	(0.70)	(0.96)	12.99	16.66%	797,147	0.29%	0.28%	2.08%	55.25%

Year Ended June 30, 2016	13.49	0.27		(0.05)		0.22	(0.27)	(1.45)	(1.72)	11.99	2.44%	912,029	0.26%	0.25%	2.24%	67.08%

Year Ended June 30, 2015	14.79	0.27		0.44		0.71	(0.28)	(1.73)	(2.01)	13.49	5.05%	915,067	0.28%	0.27%	1.95%	119.98%

HC Advisors Shares

Period Ended May 13, 2019(g)	$12.96	$0.30	(d)(e)	$0.16	(e)	$0.46	$(0.22)	$(0.90)	$(1.12)	$12.30	4.38%	$—	0.44%	0.19%	2.36%	39.29%

Year Ended June 30, 2018	13.00	0.30		0.79		1.09	(0.27)	(0.86)	(1.13)	12.96	8.34%	738	0.51%	0.25%	1.99%	68.39%

Year Ended June 30, 2017	12.00	0.27		1.69		1.96	(0.26)	(0.70)	(0.96)	13.00	16.65%	1,493	0.54%	0.28%	2.13%	55.25%

Year Ended June 30, 2016	13.50	0.28		(0.06)		0.22	(0.27)	(1.45)	(1.72)	12.00	2.44%	1,435	0.51%	0.25%	2.25%	67.08%

Year Ended June 30, 2015	14.79	0.27		0.45		0.72	(0.28)	(1.73)	(2.01)	13.50	5.12%	1,613	0.53%	0.27%	1.96%	119.98%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	Per share amounts are based on average shares outstanding.
(e)

The amounts reported for a share outstanding throughout the period may not correlate to the aggregate amounts for the fiscal period due to the timing of sales and repurchases of Portfolio shares in relation to income earned and/or fluctuating fair value of the investments of the Portfolio.

(f)	HC Advisors Shares are still offered, but were fully redeemed on May 1, 2019.
(g)	HC Advisors Shares are still offered, but were fully redeemed on May 13, 2019.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Financial Highlights (continued)

Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:				Distributions to Shareholders:						Ratios/Supplementary Data:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)		Net Realized/ Unrealized Gains/ (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return(a)	Net Assets, at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Net Investment Income/(Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)
The Growth Equity Portfolio
HC Strategic Shares

Six Months ended December 31, 2019 (Unaudited)	$24.52	$0.18	(d)	$2.06	$2.24	$(0.17)	$(1.03)	$(1.20)	$25.56	9.22%	$802,994	0.25%	0.25%	1.40%	13.91%

Year Ended June 30, 2019	23.54	0.30	(d)	2.30	2.60	(0.30)	(1.32)	(1.62)	24.52	12.22%	802,838	0.25%	0.25%	1.28%	41.31%

Year Ended June 30, 2018	20.90	0.22		3.70	3.92	(0.22)	(1.06)	(1.28)	23.54	19.12%	808,868	0.30%	0.29%	0.96%	39.77%

Year Ended June 30, 2017	18.78	0.19		3.27	3.46	(0.19)	(1.15)	(1.34)	20.90	19.31%	786,563	0.31%	0.31%	0.98%	38.28%

Year Ended June 30, 2016	22.37	0.20		1.03	1.23	(0.20)	(4.62)	(4.82)	18.78	5.88%	763,770	0.29%	0.29%	0.99%	38.90%

Year Ended June 30, 2015	20.51	0.19		2.10	2.29	(0.19)	(0.24)	(0.43)	22.37	11.27%	872,004	0.30%	0.30%	0.88%	57.33%

HC Advisors Shares

Period Ended May 1, 2019(e)	$23.50	$0.28	(d)	$2.00	$2.28	$(0.23)	$(1.32)	$(1.55)	$24.23	10.77%	$—	0.51%	0.26%	1.19%	41.31%

Year Ended June 30, 2018	20.86	0.22		3.70	3.92	(0.22)	(1.06)	(1.28)	23.50	19.16%	922	0.55%	0.29%	0.94%	39.77%

Year Ended June 30, 2017	18.76	0.19		3.25	3.44	(0.19)	(1.15)	(1.34)	20.86	19.23%	1,118	0.56%	0.31%	0.98%	38.28%

Year Ended June 30, 2016	22.35	0.22		1.01	1.23	(0.20)	(4.62)	(4.82)	18.76	5.89%	1,085	0.54%	0.29%	1.00%	38.90%

Year Ended June 30, 2015	20.48	0.19		2.11	2.30	(0.19)	(0.24)	(0.43)	22.35	11.34%	1,623	0.55%	0.30%	0.88%	57.33%

The Institutional Growth Equity Portfolio
HC Strategic Shares

Six Months ended December 31, 2019 (Unaudited)	$18.53	$0.12	(d)	$1.78	$1.90	$(0.11)	$(3.42)	$(3.53)	$16.90	10.54%	$1,461,367	0.20%	0.20%	1.31%	16.39%

Year Ended June 30, 2019	18.25	0.24	(d)(f)	1.59	1.83	(0.24)	(1.31)	(1.55)	18.53	11.46%	1,535,959	0.23%	0.23%	1.31%	69.93%

Year Ended June 30, 2018	16.10	0.18		2.82	3.00	(0.18)	(0.67)	(0.85)	18.25	18.97%	1,187,715	0.28%	0.28%	1.04%	43.36%

Year Ended June 30, 2017	14.80	0.17		2.48	2.65	(0.17)	(1.18)	(1.35)	16.10	19.03%	1,034,294	0.29%	0.29%	1.06%	21.93%

Year Ended June 30, 2016	17.14	0.16		0.85	1.01	(0.16)	(3.19)	(3.35)	14.80	6.36%	1,282,473	0.27%	0.27%	1.05%	37.43%

Year Ended June 30, 2015	16.59	0.16		1.63	1.79	(0.15)	(1.09)	(1.24)	17.14	11.14%	1,317,132	0.29%	0.28%	0.93%	96.81%

HC Advisors Shares

Period Ended May 13, 2019(g)	$18.25	$0.25	(d)(f)	$0.72	$0.97	$(0.19)	$(1.31)	$(1.50)	$17.72	6.27%	$—	0.48%	0.23%	1.36%	69.93%

Year Ended June 30, 2018	16.10	0.20		2.80	3.00	(0.18)	(0.67)	(0.85)	18.25	18.97%	1,026	0.53%	0.28%	1.00%	43.36%

Year Ended June 30, 2017	14.80	0.17		2.48	2.65	(0.17)	(1.18)	(1.35)	16.10	19.03%	2,008	0.54%	0.29%	1.08%	21.93%

Year Ended June 30, 2016	17.15	0.17		0.83	1.00	(0.16)	(3.19)	(3.35)	14.80	6.30%	1,931	0.52%	0.27%	1.05%	37.43%

Year Ended June 30, 2015	16.59	0.16		1.64	1.80	(0.15)	(1.09)	(1.24)	17.15	11.20%	2,187	0.54%	0.28%	0.93%	96.81%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	Per share amounts are based on average shares outstanding.
(e)	HC Advisors Shares are still offered, but were fully redeemed on May 1, 2019.
(f)

The amounts reported for a share outstanding throughout the period may not correlate to the aggregate amounts for the fiscal period due to the timing of sales and repurchases of Portfolio shares in relation to income earned and/or fluctuating fair value of the investments of the Portfolio.

(g)	HC Advisors Shares are still offered, but were fully redeemed on May 13, 2019.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Financial Highlights (continued)

Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:				Distributions to Shareholders:								Ratios/Supplementary Data:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)		Net Realized/ Unrealized Gains/ (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Tax Return of Capital		Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return(a)	Net Assets, at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Net Investment Income/(Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)
The Small Capitalization-Mid Capitalization Equity Portfolio
HC Strategic Shares

Six Months ended December 31, 2019 (Unaudited)	$26.25	$0.11	(d)	$1.65	$1.76	$(0.10)	$(1.10)	$—		$(1.20)	$26.81	6.76%	$97,995	0.56%	0.56%	0.83%	44.41%

Year Ended June 30, 2019	29.52	0.10	(d)	(0.77)	(0.67)	(0.13)	(2.47)	—		(2.60)	26.25	(0.81)%	95,614	0.68%	0.67%	0.36%	79.39%

Year Ended June 30, 2018	25.23	0.10		4.29	4.39	(0.10)	—	—		(0.10)	29.52	17.42%	110,489	0.77%	0.76%	0.37%	61.65%

Year Ended June 30, 2017	21.04	0.02		4.20	4.22	(0.03)	—	—		(0.03)	25.23	20.07%	107,395	0.83%	0.82%	0.09%	48.52%

Year Ended June 30, 2016	22.68	0.02		(1.65)	(1.63)	(0.01)	—	—	(e)	(0.01)	21.04	(7.17)%	98,325	0.79%	0.76%	0.09%	48.89%

Year Ended June 30, 2015	21.22	(0.01)		1.48	1.47	(0.01)	—	—		(0.01)	22.68	6.91%	114,754	0.83%	0.82%	(0.06)%	67.34%

HC Advisors Shares

Period Ended May 1, 2019(f)	$29.49	$0.08	(d)	$(0.97)	$(0.89)	$(0.10)	$(2.47)	$—		$(2.57)	$26.03	(1.62)%	$—	0.93%	0.66%	0.27%	79.39%

Year Ended June 30, 2018	25.21	0.10		4.28	4.38	(0.10)	—	—		(0.10)	29.49	17.40%	121	1.02%	0.76%	0.36%	61.65%

Year Ended June 30, 2017	21.02	0.02		4.20	4.22	(0.03)	—	—		(0.03)	25.21	20.09%	141	1.08%	0.82%	0.09%	48.52%

Year Ended June 30, 2016	22.66	0.01		(1.64)	(1.63)	(0.01)	—	—	(e)	(0.01)	21.02	(7.18)%	131	1.04%	0.76%	0.08%	48.89%

Year Ended June 30, 2015	21.20	(0.01)		1.48	1.47	(0.01)	—	—		(0.01)	22.66	6.92%	195	1.08%	0.82%	(0.06)%	67.34%

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio
HC Strategic Shares

Six Months ended December 31, 2019 (Unaudited)	$14.08	$0.07	(d)	$0.98	$1.05	$(0.05)	$(1.77)	$—		$(1.82)	$13.31	7.59%	$142,415	0.40%	0.40%	0.99%	13.51%

Year Ended June 30, 2019	18.39	0.08	(d)	(0.54)	(0.46)	(0.08)	(3.77)	—		(3.85)	14.08	1.22%	147,415	0.56%	0.56%	0.49%	52.75%

Year Ended June 30, 2018	17.08	0.08		2.88	2.96	(0.08)	(1.57)	—		(1.65)	18.39	18.11%	159,774	0.70%	0.70%	0.49%	95.15%

Year Ended June 30, 2017	14.57	0.02		2.81	2.83	(0.03)	(0.29)	—		(0.32)	17.08	19.50%	143,995	0.75%	0.75%	0.14%	47.63%

Year Ended June 30, 2016	16.61	0.03		(1.15)	(1.12)	—	(0.90)	(0.02)		(0.92)	14.57	(6.69)%	192,253	0.72%	0.69%	0.17%	52.38%

Year Ended June 30, 2015	17.19	0.01		1.14	1.15	(0.01)	(1.72)	—		(1.73)	16.61	7.43%	200,423	0.81%	0.80%	0.03%	83.94%
HC Advisors Shares

Period Ended May 13, 2019(g)	$18.39	$0.06	(d)	$(1.12)	$(1.06)	$(0.07)	$(3.77)	$—		$(3.84)	$13.49	(3.12)%	$—	0.81%	0.56%	0.37%	52.75%

Year Ended June 30, 2018	17.07	0.10		2.87	2.97	(0.08)	(1.57)	—		(1.65)	18.39	18.18%	132	0.95%	0.70%	0.50%	95.15%

Year Ended June 30, 2017	14.57	0.03		2.79	2.82	(0.03)	(0.29)	—		(0.32)	17.07	19.43%	248	1.00%	0.75%	0.16%	47.63%

Year Ended June 30, 2016	16.61	0.03		(1.15)	(1.12)	—	(0.90)	(0.02)		(0.92)	14.57	(6.69)%	235	0.97%	0.69%	0.16%	52.38%

Year Ended June 30, 2015	17.19	0.01		1.14	1.15	(0.01)	(1.72)	—		(1.73)	16.61	7.43%	265	1.06%	0.80%	0.03%	83.94%
The Real Estate Securities Portfolio
HC Strategic Shares

Six Months ended December 31, 2019 (Unaudited)	$3.26	$0.02	(d)	$0.24	$0.26	$(0.05)	$(0.67)	$—		$(0.72)	$2.80	8.37%	$91,024	0.73%	0.73%	1.46%	17.85%

Year Ended June 30, 2019	2.99	0.06	(d)	0.30	0.36	(0.06)	(0.03)	—		(0.09)	3.26	12.54%	120,069	0.77%	0.77%	1.89%	48.08%

Year Ended June 30, 2018	3.03	0.05		0.05	0.10	(0.05)	(0.09)	—		(0.14)	2.99	3.20%	131,601	0.74%	0.74%	1.76%	49.59%

Year Ended June 30, 2017	3.39	0.04		(0.05)	(0.01)	(0.04)	(0.31)	—		(0.35)	3.03	0.44%	123,794	0.77%	0.77%	1.19%	58.32%

Year Ended June 30, 2016	3.24	0.05		0.52	0.57	(0.04)	(0.38)	—		(0.42)	3.39	18.81%	151,512	0.77%	0.77%	1.44%	51.03%

Year Ended June 30, 2015	3.20	0.04		0.21	0.25	(0.05)	(0.16)	—		(0.21)	3.24	7.44%	132,758	0.79%	0.79%	1.22%	60.49%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	Per share amounts are based on average shares outstanding.
(e)	Amounts round to less than $0.005 per share.
(f)	HC Advisors Shares are still offered, but were fully redeemed on May 1, 2019.
(g)	HC Advisors Shares are still offered, but were fully redeemed on May 13, 2019.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Financial Highlights (continued)

Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:				Distributions to Shareholders:						Ratios/Supplementary Data:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)		Net Realized/ Unrealized Gains/ (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return(a)	Net Assets, at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Net Investment Income/(Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)
The Commodity Returns Strategy Portfolio(d)
HC Strategic Shares

Six Months ended December 31, 2019 (Unaudited)	$9.09	$0.13	(e)	$0.15	$0.28	$(0.14)	$—	$(0.14)	$9.23	3.19%	$126,869	0.47%	0.47%	2.91%	1.17%

Year Ended June 30, 2019	9.76	0.24	(e)	(0.61)	(0.37)	(0.30)	—	(0.30)	9.09	(3.73)%	159,469	0.36%	0.32%	2.62%	14.57%

Year Ended June 30, 2018	8.48	0.23		1.34	1.57	(0.29)	—	(0.29)	9.76	18.61%	861,431	0.40%	0.35%	2.46%	28.82%

Year Ended June 30, 2017	7.87	0.18		0.60	0.78	(0.17)	—	(0.17)	8.48	9.87%	764,818	0.42%	0.42%	1.99%	56.34%

Year Ended June 30, 2016	8.80	0.14		(0.94)	(0.80)	(0.13)	—	(0.13)	7.87	(9.01)%	1,111,071	0.44%	0.44%	1.89%	130.01%

Year Ended June 30, 2015	11.64	0.13		(2.79)	(2.66)	(0.14)	(0.04)	(0.18)	8.80	(22.91)%	1,193,003	0.63%	0.63%	1.40%	63.29%

HC Advisors Shares

Period Ended May 13, 2019(f)	$9.76	$0.23	(e)	$(1.09)	$(0.86)	$(0.22)	$—	$(0.22)	$8.68	(8.84)%	$—	0.62%	0.32%	2.48%	14.57%

Year Ended June 30, 2018	8.48	0.20		1.37	1.57	(0.29)	—	(0.29)	9.76	18.61%	698	0.65%	0.35%	2.38%	28.82%

Year Ended June 30, 2017	7.86	0.17		0.62	0.79	(0.17)	—	(0.17)	8.48	10.01%	1,068	0.67%	0.42%	1.99%	56.34%

Year Ended June 30, 2016	8.80	0.14		(0.95)	(0.81)	(0.13)	—	(0.13)	7.86	(9.12)%	1,351	0.69%	0.44%	1.86%	130.01%

Year Ended June 30, 2015	11.63	0.13		(2.78)	(2.65)	(0.14)	(0.04)	(0.18)	8.80	(22.84)%	1,635	0.88%	0.63%	1.37%	63.29%

The ESG Growth Portfolio
HC Strategic Shares

Six Months ended December 31, 2019 (Unaudited)	$10.92	$0.09	(e)	$0.91	$1.00	$(0.11)	$(0.51)	$(0.62)	$11.30	9.28%	$161,219	0.33%	0.28%	1.66%	4.32%

Year Ended June 30, 2019	11.42	0.28	(e)	(0.10)	0.18	(0.30)	(0.38)	(0.68)	10.92	2.06%	148,978	0.34%	0.34%	2.52%	171.95%

Year Ended June 30, 2018	10.65	0.30		0.78	1.08	(0.31)	—	(0.31)	11.42	10.16%	166,523	0.29%	0.29%	2.69%	15.54%

Year Ended June 30, 2017	9.34	0.27		1.32	1.59	(0.28)	—	(0.28)	10.65	17.19%	148,643	0.35%	0.34%	2.70%	25.45%

Period Ended June 30, 2016(g)	10.00	0.24		(0.65)	(0.41)	(0.23)	(0.02)	(0.25)	9.34	(4.16)%	121,325	0.42%	0.42%	2.76%	35.90%

HC Advisors Shares

Period Ended June 14, 2019(h)	$11.41	$0.28	(e)	$(0.29)	$(0.01)	$(0.21)	$(0.38)	$(0.59)	$10.81	0.32%	$—	0.60%	0.35%	2.56%	171.95%

Year Ended June 30, 2018	10.64	0.30		0.78	1.08	(0.31)	—	(0.31)	11.41	10.17%	1	0.54%	0.29%	2.67%	15.54%

Year Ended June 30, 2017	9.34	0.27		1.31	1.58	(0.28)	—	(0.28)	10.64	17.08%	1	0.60%	0.34%	2.67%	25.45%

Period Ended June 30, 2016(g)	10.00	0.24		(0.65)	(0.41)	(0.23)	(0.02)	(0.25)	9.34	(4.16)%	1	0.67%	0.42%	2.76%	35.90%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	Statement has been consolidated. See Note 2.N. in the Notes to Financial Statements for basis of consolidation.
(e)	Per share amounts are based on average shares outstanding.
(f)	HC Advisors Shares are still offered, but were fully redeemed on May 13, 2019.
(g)	For the period July 14, 2015 (commencement of operations) through June 30, 2016.
(h)	HC Advisors Shares are still offered, but were fully redeemed on June 14, 2019.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Financial Highlights (continued)

Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:				Distributions to Shareholders:						Ratios/Supplementary Data:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)		Net Realized/ Unrealized Gains/ (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return(a)	Net Assets, at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Net Investment Income/(Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)
The Catholic SRI Growth Portfolio
HC Strategic Shares

Six Months ended December 31, 2019 (Unaudited)	$11.84	$0.12	(d)	$0.93	$1.05	$(0.12)	$(0.35)	$(0.47)	$12.42	8.93%	$56,751	0.42%	0.31%	1.67%	3.81%

Year Ended June 30, 2019	12.71	0.31	(d)	(0.14)	0.17	(0.31)	(0.73)	(1.04)	11.84	2.16%	51,401	0.41%	0.31%	2.60%	179.66%

Year Ended June 30, 2018	12.02	0.34		1.00	1.34	(0.34)	(0.31)	(0.65)	12.71	11.23%	29,413	0.37%	0.31%	2.65%	17.01%

Year Ended June 30, 2017	10.75	0.31		1.58	1.89	(0.35)	(0.27)	(0.62)	12.02	18.02%	27,992	0.57%	0.31%	2.85%	27.41%

Period Ended June 30, 2016(e)	10.00	0.19		0.74	0.93	(0.18)	—	(0.18)	10.75	8.81%	20,324	0.84%	0.31%	3.88%	25.63%

HC Advisors Shares

Period Ended June 14, 2019(f)	$12.72	$0.31	(d)	$(0.39)	$(0.08)	$(0.20)	$(0.73)	$(0.93)	$11.71	0.07%	$—	0.66%	0.31%	2.60%	179.66%

Year Ended June 30, 2018	12.03	0.35		0.99	1.34	(0.34)	(0.31)	(0.65)	12.72	11.22%	1	0.62%	0.31%	2.72%	17.01%

Year Ended June 30, 2017	10.76	0.32		1.57	1.89	(0.35)	(0.27)	(0.62)	12.03	18.00%	1	0.82%	0.31%	2.77%	27.41%

Period Ended June 30, 2016(e)	10.00	0.19		0.75	0.94	(0.18)	—	(0.18)	10.76	8.91%	1	1.09%	0.31%	3.88%	25.63%

The International Equity Portfolio

HC Strategic Shares

Six Months ended December 31, 2019 (Unaudited)	$10.37	$0.08	(d)	$0.77	$0.85	$(0.02)	$—	$(0.02)	$11.20	8.22%	$899,841	0.49%	0.49%	1.60%	47.96%

Year Ended June 30, 2019	10.74	0.34	(d)	(0.32)	0.02	(0.39)	—	(0.39)	10.37	0.24%	911,059	0.47%	0.47%	3.28%	54.91%

Year Ended June 30, 2018	10.48	0.33		0.26	0.59	(0.33)	—	(0.33)	10.74	5.60%	1,213,191	0.44%	0.44%	2.88%	29.94%

Year Ended June 30, 2017	9.00	0.29		1.49	1.78	(0.30)	—	(0.30)	10.48	19.75%	1,234,134	0.43%	0.42%	2.74%	52.75%

Year Ended June 30, 2016	11.18	0.28		(1.40)	(1.12)	(0.27)	(0.79)	(1.06)	9.00	(10.15)%	1,165,041	0.38%	0.37%	2.75%	42.41%

Year Ended June 30, 2015	13.56	0.30		(0.96)	(0.66)	(0.34)	(1.38)	(1.72)	11.18	(4.50)%	1,522,384	0.38%	0.38%	2.61%	48.85%

HC Advisors Shares

Period Ended May 1, 2019(g)	$10.75	$0.20	(d)	$(0.17)	$0.03	$(0.03)	$—	$(0.03)	$10.75	0.31%	$—	0.72%	0.46%	1.95%	54.91%

Year Ended June 30, 2018	10.49	0.38		0.21	0.59	(0.33)	—	(0.33)	10.75	5.60%	1,661	0.69%	0.44%	2.77%	29.94%

Year Ended June 30, 2017	9.00	0.28		1.51	1.79	(0.30)	—	(0.30)	10.49	19.87%	2,222	0.68%	0.42%	2.79%	52.75%

Year Ended June 30, 2016	11.18	0.28		(1.40)	(1.12)	(0.27)	(0.79)	(1.06)	9.00	(10.16)%	1,986	0.63%	0.37%	2.64%	42.41%

Year Ended June 30, 2015	13.56	0.30		(0.96)	(0.66)	(0.34)	(1.38)	(1.72)	11.18	(4.50)%	3,032	0.63%	0.38%	2.59%	48.85%

The Institutional International Equity Portfolio

HC Strategic Shares

Six Months ended December 31, 2019 (Unaudited)	$9.70	$0.09	(d)	$0.64	$0.73	$(0.10)	$— (d)	$(0.10)	$10.33	7.52%	$1,776,751	0.45%	0.45%	1.74%	17.94%

Year Ended June 30, 2019	10.57	0.34	(d)	(0.40)	(0.06)	(0.42)	(0.39)	(0.81)	9.70	0.09%	1,886,176	0.42%	0.42%	3.46%	37.56%

Year Ended June 30, 2018	10.38	0.35		0.26	0.61	(0.40)	(0.02)	(0.42)	10.57	5.77%	2,332,353	0.40%	0.40%	3.11%	40.38%

Year Ended June 30, 2017	8.87	0.28		1.52	1.80	(0.29)	—	(0.29)	10.38	20.38%	2,452,608	0.40%	0.40%	2.83%	52.79%

Year Ended June 30, 2016	10.58	0.28		(1.28)	(1.00)	(0.27)	(0.44)	(0.71)	8.87	(9.54)%	2,586,742	0.36%	0.36%	3.00%	43.96%

Year Ended June 30, 2015	12.58	0.29		(0.89)	(0.60)	(0.32)	(1.08)	(1.40)	10.58	(4.38)%	2,869,985	0.36%	0.36%	2.69%	52.55%

HC Advisors Shares

Period Ended May 13, 2019(h)	$10.56	$0.22	(d)	$(0.69)	$(0.47)	$(0.15)	$(0.39)	$(0.54)	$9.55	(4.06)%	$—	0.67%	0.42%	2.14%	37.56%

Year Ended June 30, 2018	10.37	0.30		0.31	0.61	(0.40)	(0.02)	(0.42)	10.56	5.78%	1,868	0.65%	0.40%	2.78%	40.38%

Year Ended June 30, 2017	8.86	0.28		1.52	1.80	(0.29)	—	(0.29)	10.37	20.40%	3,979	0.65%	0.40%	2.84%	52.79%

Year Ended June 30, 2016	10.57	0.28		(1.28)	(1.00)	(0.27)	(0.44)	(0.71)	8.86	(9.56)%	3,554	0.61%	0.36%	2.98%	43.96%

Year Ended June 30, 2015	12.57	0.30		(0.90)	(0.60)	(0.32)	(1.08)	(1.40)	10.57	(4.38)%	4,108	0.61%	0.36%	2.81%	52.55%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	Per share amounts are based on average shares outstanding.
(e)	For the period January 12, 2016 (commencement of operations) through June 30, 2016.
(f)	HC Advisors Shares are still offered, but were fully redeemed on June 14, 2019.
(g)	HC Advisors Shares are still offered, but were fully redeemed on May 1, 2019.
(h)	HC Advisors Shares are still offered, but were fully redeemed on May 13, 2019.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Financial Highlights (continued)

Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:				Distributions to Shareholders:							Ratios/Supplementary Data:
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)		Net Realized/ Unrealized Gains/ (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Total Distributions to Shareholders	Net Asset Value, End of Period		Total Return(a)	Net Assets, at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Net Investment Income/(Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)
The Emerging Markets Portfolio
HC Strategic Shares

Six Months ended December 31, 2019 (Unaudited)	$18.14	$0.36	(d)	$0.91	$1.27	$(0.61)	$—	$(0.61)	$18.80		7.03%	$1,338,034	0.49%	0.49%	3.98%	6.91%

Year Ended June 30, 2019	17.78	0.39	(d)	0.30	0.69	(0.33)	—	(0.33)	18.14		4.11%	1,466,128	0.58%	0.58%	2.24%	50.01%

Year Ended June 30, 2018	17.92	0.40	(d)	(0.13)	0.27	(0.41)	—	(0.41)	17.78		1.34%	1,631,863	0.67%	0.67%	2.09%	54.90%

Year Ended June 30, 2017	15.15	0.35		2.84	3.19	(0.42)	—	(0.42)	17.92		21.51%	1,775,379	0.59%	0.59%	2.04%	60.79%

Year Ended June 30, 2016	17.58	0.37		(2.44)	(2.07)	(0.36)	—	(0.36)	15.15		(11.66)%	1,833,571	0.57%	0.57%	2.82%	40.02%

Year Ended June 30, 2015	20.01	0.40		(2.11)	(1.71)	(0.41)	(0.31)	(0.72)	17.58		(8.48)%	1,893,047	0.59%	0.59%	2.32%	85.72%

HC Advisors Shares

Period Ended May 13, 2019(e)	$17.78	$0.38	(d)	$(0.58)	$(0.20)	$(0.33)	$—	$(0.33)	$17.25		(0.99)%	$—	0.84%	0.59%	2.19%	50.01%

Year Ended June 30, 2018	17.92	0.38	(d)	(0.11)	0.27	(0.41)	—	(0.41)	17.78		1.34%	1,451	0.92%	0.67%	1.97%	54.90%

Year Ended June 30, 2017	15.15	0.35		2.84	3.19	(0.42)	—	(0.42)	17.92		21.51%	2,633	0.84%	0.59%	2.04%	60.79%

Year Ended June 30, 2016	17.57	0.39		(2.45)	(2.06)	(0.36)	—	(0.36)	15.15		(11.61)%	2,349	0.82%	0.57%	2.69%	40.02%

Year Ended June 30, 2015	20.00	0.42		(2.13)	(1.71)	(0.41)	(0.31)	(0.72)	17.57		(8.49)%	3,017	0.84%	0.59%	2.34%	85.72%

The Core Fixed Income Portfolio
HC Strategic Shares

Six Months ended December 31, 2019 (Unaudited)	$9.98	$0.13	(d)	$0.12	$0.25	$(0.14)	$—	$(0.14)	$10.09		2.49%	$64,436	0.31%	0.31%	2.54%	17.74	%(f)

Year Ended June 30, 2019	9.49	0.25	(d)	0.51	0.76	(0.27)	—	(0.27)	9.98		8.12%	68,267	0.35%	0.35%	2.63%	34.05	%(f)

Year Ended June 30, 2018	9.80	0.22		(0.30)	(0.08)	(0.23)	—	(0.23)	9.49		(0.85)%	65,387	0.33%	0.33%	2.26%	43.79	%(f)

Year Ended June 30, 2017	10.01	0.19		(0.18)	0.01	(0.22)	—	(0.22)	9.80		0.07%	85,653	0.33%	0.33%	1.97%	45.74	%(f)

Year Ended June 30, 2016	9.78	0.21		0.35	0.56	(0.24)	(0.09)	(0.33)	10.01		5.87%	86,767	0.27%	0.27%	2.11%	58.47	%(f)

Year Ended June 30, 2015	9.89	0.19		(0.07)	0.12	(0.22)	(0.01)	(0.23)	9.78		1.16%	96,952	0.27%	0.27%	1.90%	89.60	%(f)

HC Advisors Shares

Period Ended May 13, 2019(e)	$9.49	$0.25	(d)	$0.23	$0.48	$(0.22)	$—	$(0.22)	$9.75		5.14%	$—	0.60%	0.35%	2.63%	34.05	%(f)

Year Ended June 30, 2018	9.79	0.23		(0.30)	(0.07)	(0.23)	—	(0.23)	9.49		(0.75)%	1,362	0.58%	0.33%	2.25%	43.79	%(f)

Year Ended June 30, 2017	10.01	0.20		(0.20)	—	(0.22)	—	(0.22)	9.79		(0.03)%	2,942	0.58%	0.33%	1.97%	45.74	%(f)

Year Ended June 30, 2016	9.77	0.21		0.36	0.57	(0.24)	(0.09)	(0.33)	10.01		5.98%	2,625	0.52%	0.27%	2.11%	58.47	%(f)

Year Ended June 30, 2015	9.88	0.19		(0.07)	0.12	(0.22)	(0.01)	(0.23)	9.77		1.16%	2,796	0.52%	0.27%	1.90%	89.60	%(f)

The Fixed Income Opportunity Portfolio
HC Strategic Shares

Six Months ended December 31, 2019 (Unaudited)	$7.01	$0.17	(d)	$(0.04)	$0.13	$(0.21)	$—	$(0.21)	$6.93		1.70%	$504,851	0.43%	0.43%	4.73%	21.78%

Year Ended June 30, 2019	6.85	0.40	(d)	0.17	0.57	(0.41)	—	(0.41)	7.01	(g)	8.62%	597,848	0.47%	0.47%	5.81%	51.53%

Year Ended June 30, 2018	6.95	0.38		(0.10)	0.28	(0.38)	—	(0.38)	6.85		4.06%	673,271	0.44%	0.44%	5.46%	37.57%

Year Ended June 30, 2017	6.62	0.39		0.33	0.72	(0.39)	—	(0.39)	6.95		11.07%	673,681	0.43%	0.43%	5.53%	41.48%

Year Ended June 30, 2016	7.08	0.37		(0.43)	(0.06)	(0.38)	(0.02)	(0.40)	6.62		(0.61)%	784,435	0.39%	0.39%	5.57%	66.76	%(f)

Year Ended June 30, 2015	7.65	0.38		(0.39)	(0.01)	(0.39)	(0.17)	(0.56)	7.08		0.06%	810,466	0.32%	0.32%	5.27%	55.80%

HC Advisors Shares

Period Ended May 13, 2019(e)	$6.85	$0.39	(d)	$0.05	$0.44	$(0.30)	$—	$(0.30)	$6.99		6.61%	$—	0.72%	0.47%	5.74%	51.53%

Year Ended June 30, 2018	6.95	0.42		(0.14)	0.28	(0.38)	—	(0.38)	6.85		4.06%	362	0.69%	0.44%	5.43%	37.57%

Year Ended June 30, 2017	6.62	0.38		0.34	0.72	(0.39)	—	(0.39)	6.95		11.08%	789	0.68%	0.43%	5.54%	41.48%

Year Ended June 30, 2016	7.08	0.38		(0.44)	(0.06)	(0.38)	(0.02)	(0.40)	6.62		(0.60)%	1,012	0.64%	0.39%	5.58%	66.76	%(f)

Year Ended June 30, 2015	7.65	0.38		(0.39)	(0.01)	(0.39)	(0.17)	(0.56)	7.08		0.07%	1,094	0.57%	0.32%	5.27%	55.80%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	Per share amounts are based on average shares outstanding.
(e)	HC Advisors Shares are still offered, but were fully redeemed on May 13, 2019.
(f)	Portfolio turnover does not include TBA security transactions.
(g)

The net asset value per share (“NAV”) for financial reporting purposes differs from the NAV reported due to adjustments made in accordance with accounting principles generally accepted in the United States of America.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Financial Highlights (continued)

Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:				Distributions to Shareholders:							Ratios/Supplementary Data:
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)		Net Realized/ Unrealized Gains/ (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Tax Return of Capital	Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return(a)	Net Assets, at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Net Investment Income/(Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)
The U.S. Government Fixed Income Securities Portfolio
HC Strategic Shares

Six Months ended December 31, 2019 (Unaudited)	$10.03	$0.11	(d)	$0.04	$0.15	$(0.11)	$—	$—	$(0.11)	$10.07	1.55%	$324,670	0.19%	0.19%	2.14%	20.60%

Year Ended June 30, 2019	9.59	0.21	(d)	0.44	0.65	(0.21)	—	—	(0.21)	10.03	6.87%	305,531	0.20%	0.20%	2.22%	31.43%

Year Ended June 30, 2018	9.84	0.17		(0.25)	(0.08)	(0.17)	—	—	(0.17)	9.59	(0.79)%	233,377	0.19%	0.19%	1.81%	32.58%

Year Ended June 30, 2017	10.30	0.15		(0.36)	(0.21)	(0.15)	(0.10)	—	(0.25)	9.84	(2.03)%	215,595	0.19%	0.19%	1.47%	46.76%

Year Ended June 30, 2016	10.02	0.14		0.38	0.52	(0.14)	(0.10)	—	(0.24)	10.30	5.26%	241,795	0.17%	0.17%	1.38%	50.10%

Year Ended June 30, 2015	9.94	0.12		0.08	0.20	(0.12)	—	—	(0.12)	10.02	2.03%	262,998	0.17%	0.17%	1.21%	99.54%

The Inflation Protected Securities Portfolio
HC Strategic Shares

Six Months ended December 31, 2019 (Unaudited)	$10.19	$0.09	(d)	$0.12	$0.21	$(0.16)	$—	$—	$(0.16)	$10.24	2.09%	$350,420	0.17%	0.17%	1.73%	7.88%

Year Ended June 30, 2019	9.98	0.23	(d)	0.22	0.45	(0.24)	—	—	(0.24)	10.19	4.59%	357,229	0.17%	0.17%	2.29%	19.97%

Year Ended June 30, 2018	10.03	0.26		(0.08)	0.18	(0.23)	—	—	(0.23)	9.98	1.83%	401,456	0.16%	0.16%	2.66%	20.77%

Year Ended June 30, 2017	10.40	0.27		(0.35)	(0.08)	(0.29)	—	—	(0.29)	10.03	(0.81)%	361,996	0.15%	0.15%	2.31%	21.69%

Year Ended June 30, 2016	10.02	0.11		0.29	0.40	(0.02)	—	—	(0.02)	10.40	3.99%	493,152	0.15%	0.15%	1.11%	20.88%

Year Ended June 30, 2015	10.25	(0.03)		(0.14)	(0.17)	(0.03)	(0.01)	(0.02)	(0.06)	10.02	(1.72)%	510,176	0.18%	0.18%	(0.25)%	27.12%

HC Advisors Shares

Period Ended June 14, 2019(e)	$9.98	$0.21	(d)	$0.12	$0.33	$(0.18)	$—	$—	$(0.18)	$10.13	3.42%	$—	0.42%	0.17%	2.14%	19.97%

Year Ended June 30, 2018	10.02	0.27		(0.08)	0.19	(0.23)	—	—	(0.23)	9.98	1.93%	1	0.41%	0.16%	2.70%	20.77%

Year Ended June 30, 2017	10.39	0.23		(0.31)	(0.08)	(0.29)	—	—	(0.29)	10.02	(0.81)%	1	0.40%	0.15%	2.28%	21.69%

Year Ended June 30, 2016	10.01	0.11		0.29	0.40	(0.02)	—	—	(0.02)	10.39	4.00%	1	0.40%	0.15%	1.09%	20.88%

Year Ended June 30, 2015	10.26	(0.04)		(0.15)	(0.19)	(0.05)	(0.01)	—	(0.06)	10.01	(1.91)%	1	0.43%	0.18%	(0.25)%	27.12%

The U.S. Corporate Fixed Income Securities Portfolio
HC Strategic Shares

Six Months ended December 31, 2019 (Unaudited)	$10.29	$0.17	(d)	$0.24	$0.41	$(0.18)	$(0.06)	$—	$(0.24)	$10.46	4.02%	$325,283	0.21%	0.21%	3.17%	20.98%

Year Ended June 30, 2019	9.59	0.34	(d)	0.70	1.04	(0.34)	—	—	(0.34)	10.29	11.07%	312,255	0.21%	0.21%	3.47%	24.55%

Year Ended June 30, 2018	10.03	0.29		(0.41)	(0.12)	(0.29)	(0.03)	—	(0.32)	9.59	(1.21)%	286,956	0.20%	0.20%	3.00%	44.69%

Year Ended June 30, 2017	10.16	0.26		(0.10)	0.16	(0.26)	(0.03)	—	(0.29)	10.03	1.62%	254,908	0.19%	0.19%	2.59%	40.47%

Year Ended June 30, 2016	9.88	0.27		0.48	0.75	(0.27)	(0.20)	—	(0.47)	10.16	7.92%	289,331	0.19%	0.19%	2.84%	64.20%

Year Ended June 30, 2015	10.24	0.27		(0.27)	—	(0.27)	(0.09)	—	(0.36)	9.88	(0.01)%	223,329	0.28%	0.28%	2.60%	158.19%

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
HC Strategic Shares

Six Months ended December 31, 2019 (Unaudited)	$9.57	$0.11	(d)	$0.08	$0.19	$(0.14)	$—	$—	$(0.14)	$9.62	2.02%	$226,477	0.22%	0.22%	2.27%	15.26	%(f)

Year Ended June 30, 2019	9.32	0.24	(d)	0.28	0.52	(0.27)	—	—	(0.27)	9.57	5.70%	216,403	0.24%	0.24%	2.60%	15.12	%(f)

Year Ended June 30, 2018	9.59	0.21		(0.23)	(0.02)	(0.25)	—	—	(0.25)	9.32	(0.20)%	205,138	0.23%	0.23%	2.24%	17.13	%(f)

Year Ended June 30, 2017	9.88	0.18		(0.22)	(0.04)	(0.25)	—	—	(0.25)	9.59	(0.38)%	183,834	0.22%	0.22%	1.86%	17.58	%(f)

Year Ended June 30, 2016	9.81	0.21		0.14	0.35	(0.28)	—	—	(0.28)	9.88	3.67%	208,969	0.19%	0.19%	2.12%	15.24	%(f)

Year Ended June 30, 2015	9.87	0.19		—	0.19	(0.25)	—	—	(0.25)	9.81	1.97%	252,028	0.17%	0.17%	1.91%	29.92	%(f)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	Per share amounts are based on average shares outstanding.
(e)	HC Advisors Shares are still offered, but were fully redeemed on June 14, 2019.
(f)	Portfolio turnover does not include TBA security transactions.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Financial Highlights (concluded)

Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:				Distributions to Shareholders:						Ratios/Supplementary Data:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)		Net Realized/ Unrealized Gains/ (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Total Distributions to Shareholders	Net Asset Value, End of Period	Total Return(a)	Net Assets, at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Net Investment Income/(Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)
The Short-Term Municipal Bond Portfolio
HC Strategic Shares

Six Months ended December 31, 2019 (Unaudited)	$9.93	$0.08	(d)	$0.02	$0.10	$(0.08)	$—	$(0.08)	$9.95	1.01%	$110,859	0.27%	0.27%	1.53%	10.33%

Year Ended June 30, 2019	9.80	0.15	(d)	0.13	0.28	(0.15)	—	(0.15)	9.93	2.88%	106,274	0.28%	0.28%	1.56%	14.82%

Year Ended June 30, 2018	9.87	0.11		(0.08)	0.03	(0.10)	—	(0.10)	9.80	0.34%	79,612	0.33%	0.33%	1.23%	18.84%

Year Ended June 30, 2017	9.96	0.10		(0.09)	0.01	(0.10)	—	(0.10)	9.87	0.12%	17,788	0.35%	0.35%	1.05%	25.02%

Year Ended June 30, 2016	9.94	0.12		0.02	0.14	(0.12)	— (e)	(0.12)	9.96	1.37%	18,665	0.31%	0.31%	1.13%	38.47%

Year Ended June 30, 2015	10.04	0.12		(0.10)	0.02	(0.12)	—	(0.12)	9.94	0.19%	20,933	0.31%	0.31%	1.18%	26.24%

The Intermediate Term Municipal Bond Portfolio
HC Strategic Shares

Six Months ended December 31, 2019 (Unaudited)	$10.21	$0.08	(d)	$0.09	$0.17	$(0.11)	$(0.02)	$(0.13)	$10.25	1.66%	$384,953	0.32%	0.32%	1.62%	29.37%

Year Ended June 30, 2019	9.90	0.22	(d)	0.31	0.53	(0.22)	—	(0.22)	10.21	5.45%	393,097	0.32%	0.32%	2.21%	27.03%

Year Ended June 30, 2018	10.08	0.19		(0.18)	0.01	(0.19)	—	(0.19)	9.90	0.13%	383,200	0.29%	0.29%	1.94%	26.27%

Year Ended June 30, 2017	10.25	0.20		(0.17)	0.03	(0.20)	—	(0.20)	10.08	0.28%	385,133	0.28%	0.28%	1.94%	19.75%

Year Ended June 30, 2016	10.06	0.21		0.19	0.40	(0.21)	—	(0.21)	10.25	4.05%	406,302	0.26%	0.26%	2.08%	30.35%

Year Ended June 30, 2015	10.11	0.21		(0.05)	0.16	(0.21)	—	(0.21)	10.06	1.54%	420,423	0.24%	0.24%	2.03%	25.67%

HC Advisors Shares

Period Ended May 1, 2019(f)	$9.90	$0.22	(d)	$0.32	$0.54	$(0.19)	$—	$(0.19)	$10.25	5.48%	$—	0.57%	0.31%	2.20%	27.03%

Year Ended June 30, 2018	10.08	0.20		(0.19)	0.01	(0.19)	—	(0.19)	9.90	0.14%	1,008	0.54%	0.29%	1.94%	26.27%

Year Ended June 30, 2017	10.25	0.20		(0.17)	0.03	(0.20)	—	(0.20)	10.08	0.28%	1,437	0.53%	0.28%	1.94%	19.75%

Year Ended June 30, 2016	10.06	0.21		0.19	0.40	(0.21)	—	(0.21)	10.25	4.05%	1,400	0.51%	0.26%	2.08%	30.35%

Year Ended June 30, 2015	10.11	0.21		(0.05)	0.16	(0.21)	—	(0.21)	10.06	1.54%	1,985	0.49%	0.24%	2.03%	25.67%

The Intermediate Term Municipal Bond II Portfolio
HC Strategic Shares

Six Months ended December 31, 2019 (Unaudited)	$10.38	$0.08	(d)	$0.06	$0.14	$(0.11)	$(0.01)	$(0.12)	$10.40	1.40%	$76,726	0.29%	0.29%	1.48%	4.24%

Year Ended June 30, 2019	10.09	0.22	(d)	0.30	0.52	(0.22)	(0.01)	(0.23)	10.38	5.26%	78,705	0.31%	0.31%	2.16%	17.08%

Year Ended June 30, 2018	10.30	0.22		(0.21)	0.01	(0.22)	— (e)	(0.22)	10.09	0.07%	77,455	0.27%	0.27%	2.14%	21.56%

Year Ended June 30, 2017	10.58	0.22		(0.27)	(0.05)	(0.22)	(0.01)	(0.23)	10.30	(0.41)%	74,163	0.27%	0.27%	2.13%	15.48%

Year Ended June 30, 2016	10.31	0.21		0.27	0.48	(0.21)	— (e)	(0.21)	10.58	4.77%	75,147	0.25%	0.25%	2.03%	11.22%

Year Ended June 30, 2015	10.41	0.19		(0.06)	0.13	(0.19)	(0.04)	(0.23)	10.31	1.31%	77,102	0.25%	0.25%	1.85%	21.51%

HC Advisors Shares

Period Ended May 1, 2019(f)	$10.09	$0.22	(d)	$0.05	$0.27	$(0.18)	$(0.01)	$(0.19)	$10.17	2.78%	$—	0.56%	0.30%	2.18%	17.08%

Year Ended June 30, 2018	10.30	0.22		(0.21)	0.01	(0.22)	— (e)	(0.22)	10.09	0.07%	260	0.52%	0.27%	2.13%	21.56%

Year Ended June 30, 2017	10.59	0.22		(0.28)	(0.06)	(0.22)	(0.01)	(0.23)	10.30	(0.50)%	372	0.52%	0.27%	2.13%	15.48%

Year Ended June 30, 2016	10.31	0.21		0.28	0.49	(0.21)	— (e)	(0.21)	10.59	4.87%	408	0.50%	0.25%	2.02%	11.22%

Year Ended June 30, 2015	10.41	0.19		(0.06)	0.13	(0.19)	(0.04)	(0.23)	10.31	1.31%	575	0.50%	0.25%	1.85%	21.51%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	Per share amounts are based on average shares outstanding.
(e)	Amounts round to less than $0.005 per share.
(f)	HC Advisors Shares are still offered, but were fully redeemed on May 1, 2019.

See accompanying notes to financial statements.

HC CAPITAL TRUST

Notes to Financial Statements — December 31, 2019 (Unaudited)

1.    DESCRIPTION.    HC Capital Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management series investment company. The Trust is a Delaware statutory trust which was organized on December 15, 1994. As of December 31, 2019, the Trust offered twenty-two separate investment portfolios: The Value Equity Portfolio (“Value Portfolio”), The Institutional Value Equity Portfolio (“Institutional Value Portfolio”), The Growth Equity Portfolio (“Growth Portfolio”), The Institutional Growth Equity Portfolio (“Institutional Growth Portfolio”), The Small Capitalization-Mid Capitalization Equity Portfolio (“Small Cap-Mid Cap Portfolio”), The Institutional Small Capitalization-Mid Capitalization Equity Portfolio (“Institutional Small Cap-Mid Cap Portfolio”), The Real Estate Securities Portfolio (“Real Estate Portfolio”), The Commodity Returns Strategy Portfolio (“Commodity Portfolio”), The ESG Growth Portfolio (“ESG Growth Portfolio”), The Catholic SRI Growth Portfolio (“Catholic SRI Growth Portfolio”), The International Equity Portfolio (“International Portfolio”), The Institutional International Equity Portfolio (“Institutional International Portfolio”), The Emerging Markets Portfolio (“Emerging Markets Portfolio”), The Core Fixed Income Portfolio (“Core Fixed Income Portfolio”), The Fixed Income Opportunity Portfolio (“Fixed Opportunity Portfolio”), The U.S. Government Fixed Income Securities Portfolio (“U.S. Government Fixed Income Portfolio”), The Inflation Protected Securities Portfolio (“Inflation Protected Portfolio”), The U.S. Corporate Fixed Income Securities Portfolio (“U.S. Corporate Fixed Income Portfolio”), The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (“U.S. Mortgage/Asset Backed Fixed Income Portfolio”), The Short-Term Municipal Bond Portfolio (“Short-Term Municipal Portfolio”), The Intermediate Term Municipal Bond Portfolio (“Intermediate Municipal Portfolio”), and The Intermediate Term Municipal Bond II Portfolio (“Intermediate Municipal II Portfolio) (each a “Portfolio” and collectively the “Portfolios”).

Each Portfolio is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 each in two classes of shares:    HC Advisors Shares and HC Strategic Shares. As of December 31, 2019, the HC Advisors Shares were not active for any of the Portfolios. Each class of shares for each of the Portfolios has identical rights and privileges except with respect to voting rights on matters affecting a single class of shares. The Trust’s investment adviser is HC Capital Solutions (the “Adviser”), an operating division of Hirtle Callaghan & Co., LLC.

As of December 31, 2019, all the Portfolios in the Trust are diversified Portfolios under the 1940 Act.

As is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that also permit the indemnification of parties to the contract under certain circumstances. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2.    SIGNIFICANT ACCOUNTING POLICIES.    The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their financial statements. The Portfolios are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services — Investment Companies.” The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The presentation of the Portfolios’ financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.    Portfolio Valuation.    The net asset value (“NAV”) per share of each Portfolio is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time, on days the NYSE is open. Each class’s NAV per share is calculated by adding the market value or fair value, as applicable, of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares.

B.    Securities Valuation.    Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to such procedures, the Portfolios may use a pricing service, bank, or broker-dealer experienced in such matters to value the Portfolio’s securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the security at the price the Portfolio would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2019 (Unaudited)

For disclosure purposes, the Trust has a three-tier fair value hierarchy that is dependent upon the observability of various “inputs” used to determine the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfer in and out of an assigned level within the fair value hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Equity Securities (Common and Preferred Stock and Exchange-Traded Funds): Readily marketable portfolio securities listed on a securities exchange, including Nasdaq, are valued at the closing price on the exchange or at the Nasdaq Official Closing Price. If there have been no sales on such exchange, the securities are valued at the closing bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Readily marketable securities traded only in the over-the-counter market are valued at the closing price and are typically categorized as Level 1 in the fair value hierarchy, or, if there have been no sales, are valued at the mean of the last reported bid and asked prices and are typically categorized as Level 2 in the fair value hierarchy.

Securities listed on a foreign exchange are valued at the closing price on that exchange provided that where the prices of such securities are denominated in foreign currencies, such prices are converted into U.S. dollars at the bid price of such currencies against U.S. dollars at the time of the NAV calculation. If there have been no sales on such exchange, the security is valued at the closing bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the NAV is calculated. Such securities may be valued at fair value in accordance with procedures adopted by the Board. Management identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, a Portfolio may use a systematic valuation model provided by an independent third party to fair value its international securities. Such systematic valuations are typically categorized as Level 2 in the fair value hierarchy.

Mutual Funds:    Mutual funds are valued at their respective daily net asset value and are typically categorized as Level 1 in the fair value hierarchy.

Fixed Income Securities (Corporate, Municipal and Foreign Bonds, U.S. Government and Agency Securities and Inflation Indexed Bonds):    Fixed income securities are valued using various inputs including benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy.

Asset-Backed and Mortgage-Backed Securities:    In addition to the inputs discussed above for fixed-income securities, asset-backed and mortgage-backed securities are valued using new issue data, monthly payment information and collateral performance, and are typically categorized as Level 2 in the fair value hierarchy.

Short-Term Obligations:    Short-term obligations with maturities of 60 days or less may also be valued at amortized cost, which constitutes fair value as determined by the Board. Such securities are typically categorized as Level 2 in the fair value hierarchy.

Derivative Instruments (Futures, Options, Swaptions, Swaps and Forward Currency Contracts):    Swaps and swaptions are valued using interdealer broker rates, benchmark yields, and swap details and are typically categorized as Level 2 in the fair value hierarchy. Exchange traded futures, swaps and options are valued using quoted prices from the exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are valued using market quotes posted by major currency dealers and are typically categorized as Level 2 in the fair value hierarchy.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the following Portfolios’ securities as of December 31, 2019 (amounts in thousands). The breakdown of investment categorization is disclosed in the Schedule of Portfolio Investments for each Portfolio.

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
Value Portfolio
Common Stocks	$593,003	$—	$—	$593,003
Investment Companies	10,883	—	—	10,883

Total Investment Securities	$603,886	$—	$—	$603,886
Other Financial Instruments[1]
Futures	$100	$—	$—	$100

Total Investments	$603,986	$—	$—	$603,986

Institutional Value Portfolio
Common Stocks	$1,398,832	$—	$—	$1,398,832
U.S. Treasury Obligation	—	193	—	193
Exchange-Traded Fund	856	—	—	856
Investment Company	15,983	—	—	15,983

Total Investment Securities	$1,415,671	$193	$—	$1,415,864
Other Financial Instruments[1]
Futures	$301	$—	$—	$301

Total Investments	$1,415,972	$193	$—	$1,416,165

Growth Portfolio
Common Stocks	$776,648	$—	$—	$776,648
Investment Companies	24,700	—	—	24,700

Total Investment Securities	$801,348	$—	$—	$801,348
Other Financial Instruments[1]
Futures	$304	$—	$—	$304

Total Investments	$801,652	$—	$—	$801,652

Institutional Growth Portfolio
Common Stocks	$1,429,619	$—	$—	$1,429,619
U.S. Treasury Obligation	—	110	—	110
Exchange-Traded Fund	602	—	—	602
Investment Companies	$34,319	$—	$—	$34,319

Total Investment Securities	$1,464,540	$110	$—	$1,464,650
Other Financial Instruments[1]
Futures	$1,182	$—	$—	$1,182

Total Investments	$1,465,722	$110	$—	$1,465,832

Small Cap-Mid Cap Portfolio
Common Stocks	$90,425	$—	$—	$90,425
Contingent Rights	—	—	—	—
Investment Companies	7,466	—	—	7,466

Total Investment Securities	$97,891	$—	$—	$97,891
Other Financial Instruments[1]
Futures	$65	$—	$—	$65

Total Investments	$97,956	$—	$—	$97,956

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2019 (Unaudited)

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total

Institutional Small Cap-Mid Cap Portfolio
Common Stocks	$94,168	$—	$—	$94,168
Contingent Rights	—	—	—	—
U.S. Treasury Obligation	—	23	—	23
Investment Companies	47,280	—	—	47,280

Total Investment Securities	$141,448	$23	$—	$141,471
Other Financial Instruments[1]
Futures	$612	$—	$—	$612

Total Investments	$142,060	$23	$—	$142,083

Real Estate Portfolio
Common Stocks	$75,429	$—	$—	$75,429
Investment Companies	15,550	—	—	15,550

Total Investment Securities	$90,979	$—	$—	$90,979
Other Financial Instruments[1]
Futures	$541	$—	$—	$541

Total Investments	$91,520	$—	$—	$91,520

Commodity Portfolio
Common Stocks	$109,792	$1,438	$—	$111,230
Preferred Stocks	1,674	—	—	1,674
U.S. Treasury Obligation	—	600	—	600
Investment Company	5,973	—	—	5,973
Repurchase Agreements	—	4,800	—	4,800

Total Investment Securities	$117,439	$6,838	$—	$124,277
Other Financial Instruments[1]
Futures	$312	$—	$—	$312
Option	—	—	—	—
Total Return Swap Agreements	—	3	—	3
Commodity Forward Swap Agreements	—	3	—	3

Total Investments	$117,751	$6,844	$—	$124,595

ESG Growth Portfolio
Common Stocks	$149,609	$10	$—	$149,619
Preferred Stocks	94	—	—	94
Rights	3	—	—	3
Investment Company	10,148	—	—	10,148

Total Investment Securities	$159,854	$10	$—	$159,864
Other Financial Instruments[1]
Futures	$76	$—	$—	$76

Total Investments	$159,930	$10	$—	$159,940

Catholic SRI Growth Portfolio
Common Stocks	$56,388	$4	$—	$56,392
Preferred Stocks	105	—	—	105
Right	1	—	—	1
Investment Companies	99	—	—	99

Total Investment Securities	$56,593	$4	$—	$56,597

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2019 (Unaudited)

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total

International Portfolio
Common Stocks	$871,600	$—	$—	$871,600
Preferred Stocks	9,803	—	—	9,803
Rights	41	51	—	92
Investment Companies	4,462	—	—	4,462

Total Investment Securities	$885,906	$51	$—	$885,957
Other Financial Instruments[1]
Futures	$11	$—	$—	$11

Total Investments	$885,917	$51	$—	$885,968

Institutional International Portfolio
Common Stocks	$1,442,645	$—	$—	$1,442,645
Preferred Stocks	24,650	—	—	24,650
Right	—	44	—	44
Investment Companies	291,729	—	—	291,729

Total Investment Securities	$1,759,024	$44	$—	$1,759,068
Other Financial Instruments[1]
Futures	$1,122	$—	$—	$1,122
Forward Currency Contracts	—	1	—	1

Total Investments	$1,760,146	$45	$—	$1,760,191

Emerging Markets Portfolio
Common Stocks	$1,222,810	$22,226	$—	$1,245,036
Preferred Stocks	15,803	—	—	15,803
Right	—	10	—	10
Warrant	—	10	—	10
U.S. Treasury Obligation	—	1,212	—	1,212
Investment Companies	85,204	—	—	85,204

Total Investment Securities	$1,323,817	$23,458	$—	$1,347,275
Other Financial Instruments[1]
Futures	$2,415	$—	$—	$2,415

Total Investments	$1,326,232	$23,458	$—	$1,349,690

Core Fixed Income Portfolio
Asset Backed Securities	$—	$265	$—	$265
Collateralized Mortgage Obligations	—	983	—	983
U.S. Government Agency Mortgages	—	13,562	—	13,562
U.S. Government Agency Securities	—	606	—	606
Corporate Bonds	—	22,339	—	22,339
U.S. Treasury Obligations	—	19,666	—	19,666
Yankee Dollars	—	4,331	—	4,331
Investment Companies	4,573	—	—	4,573

Total Investment Securities	$4,573	$61,752	$—	$66,325

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2019 (Unaudited)

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total

Fixed Opportunity Portfolio
Collateralized Mortgage Obligations	$—	$7,870	$—	$7,870
U.S. Government Agency Mortgages	—	7	—	7
Investment Companies	489,666	—	—	489,666

Total Investment Securities	$489,666	$7,877	$—	$497,543
Other Financial Instruments[1]
Futures	$2,729	$—	$—	$2,729

Total Investments	$492,395	$7,877	$—	$500,272

U.S. Government Fixed Income Portfolio
U.S. Government Agency Securities	$—	$8,946	$—	$8,946
U.S. Treasury Obligations	—	309,882	—	309,882
Yankee Dollar	—	130	—	130
Investment Company	5,568	—	—	5,568

Total Investment Securities	$5,568	$318,958	$—	$324,526

Inflation Protected Portfolio
U.S. Treasury Obligations	$—	$338,483	$—	$338,483
Investment Company	12,771	—	—	12,771

Total Investment Securities	$12,771	$338,483	$—	$351,254

U.S. Corporate Fixed Income Portfolio
Corporate Bonds	$—	$247,859	$—	$247,859
Yankee Dollars	—	52,234	—	52,234
Investment Companies	27,374	—	—	27,374

Total Investment Securities	$27,374	$300,093	$—	$327,467

U.S. Mortgage/Asset Backed Fixed Income Portfolio
Asset Backed Securities	$—	$2,999	$—	$2,999
Collateralized Mortgage Obligations	—	14,169	—	14,169
U.S. Government Agency Mortgages	—	192,397	—	192,397
Investment Company	50,667	—	—	50,667

Total Investment Securities	$50,667	$209,565	$—	$260,232
Other Financial Instruments[2]
TBA Sale Commitments	$—	$(108)	$—	$(108)

Total Investments	$50,667	$209,457	$—	$260,124

Short-Term Municipal Portfolio
Municipal Bonds	$—	$107,487	$—	$107,487
Investment Company	1,823	—	—	1,823

Total Investment Securities	$1,823	$107,487	$—	$109,310

Intermediate Municipal Portfolio
Municipal Bonds	$—	$381,742	$—	$381,742
Corporate Bond	—	—	—	—
Investment Company	3,659	—	—	3,659

Total Investment Securities	$3,659	$381,742	$—	$385,401

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2019 (Unaudited)

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total

Intermediate Municipal II Portfolio
Municipal Bonds	$—	$73,142	$—	$73,142
Investment Company	2,682	—	—	2,682

Total Investment Securities	$2,682	$73,142	$—	$75,824

Amounts designated as “—” are $0 or have been rounded to $0.

[1]

Other Financial Instruments are derivative instruments not reflected in the total investments, such as futures and currency contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument and options and swap agreements, which are valued at fair value.

[2]	Represents a “to be announced” transaction. The Portfolio has committed to sell securities for which all specific information is not available at the time.

C.    Securities Transactions and Investment Income.    For financial reporting purposes, portfolio securities transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recognized on the ex-dividend date and foreign dividends are recognized as soon as reliable information is available from the Portfolio’s sources. Interest income, including amortization of premium and accretion of discount on investments, is accrued daily. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of the securities received. Realized gains and losses from securities transactions are determined by comparing the identified cost of the security lot sold to the net sales proceeds. Realized gains and losses from principal payment transactions on mortgage-backed and asset-backed securities are classified as investment income or loss for financial reporting purposes.

For certain securities, including real estate investment trusts, the Portfolio records distributions received in excess of income as a reduction of the cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolio records adjustments to the estimated amounts of the components of distributions to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.

D.    Restricted Securities.    A restricted security is a security that cannot be offered for public sale without prior registration under the Securities Act of 1933 (the “1933 Act”) (absent an exemption). Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid.

E.    Allocations.    Expenses directly attributable to a Portfolio are charged to that Portfolio. Class-specific expenses, if any, are borne by that class. Other expenses are allocated proportionately among the Portfolios in relation to the net assets of each Portfolio or by another appropriate method. Income, non-class-specific expenses and realized and unrealized gains and losses are allocated to the respective classes based on relative net assets.

F.    Dividends and Capital Gain Distributions to Shareholders.    The Core Fixed Income Portfolio, U.S. Government Fixed Income Portfolio, Inflation Protected Portfolio, U.S. Corporate Fixed Income Portfolio, U.S. Mortgage/Asset Backed Fixed Income Portfolio, Short-Term Municipal Portfolio, Intermediate Municipal Portfolio, and Intermediate Municipal II Portfolio declare and distribute dividends from net investment income, if any, on a monthly basis. The Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap-Mid Cap Portfolio, Institutional Small Cap-Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, ESG Growth Portfolio, Catholic SRI Growth Portfolio and Fixed Opportunity Portfolio declare and distribute dividends from net investment income, if any, on a quarterly basis. The International Portfolio and Institutional International Portfolio declare and distribute dividends from net investment income, if any, on a semiannual basis. The Emerging Markets Portfolio declares and distributes dividends from net investment income, if any, on an annual basis. Net realized capital gains, if any, are declared and distributed at least annually by each Portfolio.

G.    Repurchase Agreements.    Among the instruments that each of the Portfolios may use for temporary investment purposes are repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security from the Portfolio at an agreed-upon price and date. Repurchase agreements may involve certain risks

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2019 (Unaudited)

in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities. The creditworthiness of those banks and non-bank dealers with which the Portfolios may enter into repurchase agreements are monitored in accordance with guidelines adopted by the Board, as is the market value of the securities underlying any repurchase agreement to ensure that the seller’s obligation to repurchase is collateralized by an amount at least equal to the repurchase price including accrued interest. All repurchase agreements are fully collateralized by cash and/or government securities (as defined in the 1940 Act). If approved by the Adviser, repurchase agreements may also be fully collateralized by other securities that, at the time the repurchase agreement is entered into, are determined by the Board, or its authorized delegate, to be (i) issued by an issuer that has an exceptionally strong capacity to meet its obligations on the collateral, and (ii) sufficiently liquid that they can be sold by the Portfolio at approximately their carrying value in the ordinary course of business within seven calendar days. Master Repurchase Agreements (“MRA”) permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Portfolios. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Portfolios receive securities as collateral with a market value in excess of the repurchase price to be received by the Portfolios upon the maturity of the transaction. Upon a bankruptcy or insolvency of the counterparty, the Portfolios would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

The following table is a summary of each Portfolio’s open repurchase agreements that are subject to offset under an MRA on a net basis as of December 31, 2019 (amounts in thousands):

Portfolio	Value of Repurchase Agreements	Value of Collateral Received	Net Amount
Commodity Portfolio	$4,800	$4,800	$—

H.    TBA Purchase and Sale Commitments.    Certain of the Portfolios may enter into “TBA” (to be announced) commitments to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBA commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under “Securities Valuation” above.

I.    Commission Recapture.    Certain of the Portfolios participate in a commission recapture program. These Portfolios will utilize the recaptured commissions to pay for, in whole or in part, certain expenses of the Portfolios, excluding investment advisory and distribution fees. The expenses eligible to be paid will include, but are not limited to, administrative service fees, audit fees, custodian fees, legal fees and printing expenses, as directed by the Trust. These amounts are disclosed as “Expenses paid indirectly” on the Statements of Operations.

For the period ended December 31, 2019, the following commissions were recaptured:

Portfolio	Commissions Recaptured (000)
Growth Portfolio	$3
Institutional Growth Portfolio	4
Small Cap-Mid Cap Portfolio	4
Institutional Small Cap-Mid Cap Portfolio	3
Real Estate Portfolio	—	*
International Portfolio	4
Institutional International Portfolio	4

*	Amount has been rounded to $0.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2019 (Unaudited)

J.    Foreign Exchange Transactions.    The books and records of the Portfolios are maintained in U.S. dollars. Non-U.S. dollar denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the Statements of Operations:

i) value	of investment securities and other assets and liabilities at the exchange rate on the valuation date; and

ii) purchases	and sales of investment securities and income and expenses at the exchange rate prevailing on the respective date of such transactions.

The Portfolios do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments.

Dividends and interest from non-U.S. sources received by a Portfolio are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Portfolio intends to, if reasonable, undertake any procedural steps required to claim the benefits of such treaties. If the value of more than 50% of a Portfolio’s total assets at the close of any taxable year consists of stock or securities of non-U.S. corporations, the Portfolio may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.

The Portfolios may be subject to foreign taxes on gains in investments or currency repatriation. The Portfolios accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

K.    Derivative Instruments.    Certain of the Portfolios may invest in various financial instruments including positions in forward currency contracts, financial futures contracts, options contracts and swap agreements.

The following is a summary of the fair value of derivative instruments held by the Portfolios as of December 31, 2019 (amounts in thousands).

	Assets
Portfolio	Unrealized appreciation on futures contracts*	Investments, at value for purchased swaptions	Investments, at value for written options	Unrealized appreciation on forward currency contracts*	Swap agreements, at value*
Equity Risk Exposure:
Value Portfolio	$100	$—	$—	$—	$—
Institutional Value Portfolio	301	—	—	—	—
Growth Portfolio	304	—	—	—	—
Institutional Growth Portfolio	1,182	—	—	—	—
Small Cap-Mid Cap Portfolio	65	—	—	—	—
Institutional Small Cap-Mid Cap Portfolio	612	—	—	—	—
Real Estate Portfolio	541	—	—	—	—
Commodity Portfolio	89	—	—	—	—
ESG Growth Portfolio	76	—	—	—	—
International Portfolio	11	—	—	—	—
Institutional International Portfolio	1,122	—	—	—	—
Emerging Markets Portfolio	2,415	—	—	—	—
Fixed Opportunity Portfolio	3,192	—	—	—	—

Foreign Exchange Rate Risk Exposure:
Institutional International Portfolio	—	—	—	1	—

Commodity Risk Exposure:
Commodity Portfolio	242	—	—	—	6

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2019 (Unaudited)

	Liabilities
Portfolio	Unrealized depreciation on futures contracts*	Written options, at fair value	Written options, at fair value	Unrealized depreciation on forward currency contracts*	Swap agreements, at value*
Commodity Risk Exposure:
Commodity Portfolio	$19	$—	$—	$—	$—

Interest Rate Risk Exposure:
Fixed Opportunity Portfolio	463	—	—	—	—

*

Total fair value is presented by Primary Risk Exposure. For futures contracts, the amounts represent their cumulative appreciation/depreciation, which includes movements of variation margin. For forward currency contracts and swap agreements, such amounts represent appreciation (for asset derivatives) or depreciation (for liability derivatives).

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the effect of derivative instruments on the Statements of Operations for the period ended December 31, 2019 (amounts in thousands):

Portfolio	Net realized gains/(losses) from futures transactions	Net realized gains/(losses) from written options & swaptions transactions	Net realized gains/(losses) from purchased options & swaptions transactions	Net realized gains/(losses) from forward currency contracts	Net realized gains/(losses) from swap transactions
Equity Risk Exposure:
Value Portfolio	$926	$—	$—	$—	$—
Institutional Value Portfolio	11,456	—	—	—	—
Growth Portfolio	1,424	—	—	—	—
Institutional Growth Portfolio	10,803	—	—	—	—
Small Cap-Mid Cap Portfolio	1,049	—	—	—	—
Institutional Small Cap-Mid Cap Portfolio	2,984	—	—	—	—
Real Estate Portfolio	526	—	—	—	—
Commodity Portfolio	633	—	—	—	—
ESG Growth Portfolio	720	—	—	—	—
International Portfolio	484	—	—	—	—
Institutional International Portfolio	14,023	—	—	—	—
Emerging Markets Portfolio	6,006	—	—	—	—
Fixed Opportunity Portfolio	2,296	—	—	—	—

Foreign Exchange Rate Risk Exposure:
Commodity Portfolio	64	—	—	(7)	—
ESG Growth Portfolio	—	—	—	(1)	—
International Portfolio	—	—	—	739	—
Institutional International Portfolio	—	—	—	800	—
Emerging Markets Portfolio	—	—	—	(12)	—
Fixed Opportunity Portfolio	339	—	—	—	—

Commodity Risk Exposure:
Commodity Portfolio	49	—	(8)	—	9

Interest Rate Risk Exposure:
Fixed Opportunity Portfolio	(161)	—	—	—	—

Credit Risk Exposure:
Fixed Opportunity Portfolio	—	—	—	—	(16)

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2019 (Unaudited)

	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations
Portfolio	Change in unrealized appreciation/ (depreciation) on futures	Change in unrealized appreciation/ (depreciation) on written options	Change in unrealized appreciation/ (depreciation) on purchased swaptions	Change in unrealized appreciation/ (depreciation) on forward currency contracts	Change in unrealized appreciation/ (depreciation) on swaps
Equity Risk Exposure:
Value Portfolio	$(80)	$—	$—	$—	$—
Institutional Value Portfolio	(3,982)	—	—	—	—
Growth Portfolio	23	—	—	—	—
Institutional Growth Portfolio	721	—	—	—	—
Small Cap-Mid Cap Portfolio	38	—	—	—	—
Institutional Small Cap-Mid Cap Portfolio	468	—	—	—	—
Real Estate Portfolio	543	—	—	—	—
Commodity Portfolio	(201)	—	3	—	1
ESG Growth Portfolio	(68)	—	—	—	—
International Portfolio	(208)	—	—	—	—
Institutional International Portfolio	(135)	—	—	—	—
Emerging Markets Portfolio	771	—	—	—	—
Fixed Opportunity Portfolio	3,192	—	—	—	—

Foreign Exchange Rate Risk Exposure:
Commodity Portfolio	(100)	—	—	—	—
International Portfolio	—	—	—	1	—
Institutional International Portfolio	—	—	—	(2)	—
Emerging Markets Portfolio	—	—	—	98	—

Commodity Risk Exposure:
Commodity Portfolio	89	—	—	—	—

Interest Rate Risk Exposure:
Fixed Opportunity Portfolio	(412)	—	—	—	—

Credit Risk Exposure:
Fixed Opportunity Portfolio	—	—	—	—	(167)

Amounts designated as “—” are $0 or have been rounded to $0.

The Trust is generally subject to master netting agreements (“MNA”) that allow for amounts owed between a Portfolio and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the counterparty. The MNA do not apply to amounts owed to/from different counterparties. The amounts shown in the Statement of Assets and Liabilities do not take into consideration the effects of legally enforceable MNA. The table below presents the gross and net amounts of these assets and liabilities with any offsets to reflect the Portfolio’s ability to transact net amounts with counterparties at December 31, 2019.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2019 (Unaudited)

As of December 31, 2019, each Portfolio’s derivative assets and liabilities by type are as follows (amounts in thousands):

	Value Portfolio		Institutional Value Portfolio		Growth Portfolio		Institutional Growth Portfolio
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$100	$—	$301	$—	$304	$—	$1,182	$—

Total derivative assets and liabilities in the Statements of Assets and Liabilities	100	—	301	—	304	—	1,182	—
Derivatives not subject to a MNA or similar agreement	(100)	—	(301)	—	(304)	—	(1,182)	—

Total assets and liabilities subject to a MNA	$—	$—	$—	$—	$—	$—	$—	$—

	Small Cap-Mid Cap Portfolio		Institutional Small Cap-Mid Cap Portfolio		Real Estate Portfolio		Commodity Portfolio
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$65	$—	$612	$—	$541	$—	$331	$19
Option contracts*	—	—	—	—	—	—	—	—
Swap agreements	—	—	—	—	—	—	6	—

Total derivative assets and liabilities in the Statements of Assets and Liabilities	65	—	612	—	541	—	337	19
Derivatives not subject to a MNA or similar agreement	(65)	—	(612)	—	(541)	—	(331)	(19)

Total assets and liabilities subject to a MNA	$—	$—	$—	$—	$—	$—	$6	$—

	ESG Growth Portfolio		International Portfolio		Institutional International Portfolio		Emerging Markets Portfolio
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$76	$—	$11	$—	$1,122	$—	$2,415	$—
Forward currency contracts	—	—	—	—	1	—	—	—

Total derivative assets and liabilities in the Statements of Assets and Liabilities	76	—	11	—	1,123	—	2,415	—
Derivatives not subject to a MNA or similar agreement	(76)	—	(11)	—	(1,123)	—	(2,415)	—

Total assets and liabilities subject to a MNA	$—	$—	$—	$—	$—	$—	$—	$—

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2019 (Unaudited)

	Fixed Opportunity Portfolio
	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$3,192	$463

Total derivative assets and liabilities in the Statements of Assets and Liabilities	3,192	463
Derivatives not subject to a MNA or similar agreement	(3,192)	(463)

Total assets and liabilities subject to a MNA	$—	$—

*	Includes options contracts purchased at value as reported in the Statements of Assets and Liabilities.

The following table represents the Commodity Portfolio’s and the Fixed Opportunity Portfolio’s derivative assets by counterparty, net of amounts available for offset under a MNA and net of the related collateral received by the Portfolios as of 31 December, 2019 (amounts in thousands).

Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received (a)	Cash Collateral Received (a)	Net Amount of Derivative Assets
Commodity Portfolio
Barclays Bank PLC	$1	$—	$—	$—	$1
Goldman Sachs International	5	—	—	—	5

Total	$6	$—	$—	$—	$6

(a)

The actual collateral received or pledged may be in excess of the amounts shown in the tables. The tables only reflect collateral amounts up to the amount of the financial instruments disclosed on the Statements of Assets and Liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

Forward Currency Contracts:    Certain of the Portfolios may be subject to currency exchange rate risk in the normal course of pursuing their investment objectives. A Portfolio enters into forward currency contracts (“forward contracts”) for the purpose of hedging exposure to changes in foreign currency exchange rates on its holdings. A forward contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The value of the forward contract fluctuates with changes in currency exchange rates. The forward contract is marked-to-market daily and the change in value is recorded by the Portfolio as unrealized appreciation or depreciation. When the forward contract is closed, the Portfolio records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. The Portfolio is subject to credit risk, which is the risk that the counterparty is unable to meet the terms of a forward contract, and market risk, which is the risk that the value of the currency changes unfavorably.

Forward contracts may involve credit or market risk in excess of the amounts reflected on a Portfolio’s Statement of Assets and Liabilities. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such forward contracts is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward contracts held at December 31, 2019 are recorded for financial reporting purposes as net unrealized gains or losses. In addition, at December 31, 2019, the Portfolios entered into currency contracts to settle trades in foreign currencies. These transactions are included in “Receivable from investments sold” and “Payable for investments

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Notes to Financial Statements (continued) — December 31, 2019 (Unaudited)

purchased” on the Statements of Assets and Liabilities. The month-end average contract amount for all forward contracts during the period ended December 31, 2019 are detailed in the table below:

	Outstanding Notional Amount (000)		Monthly Average Notional Amount (000)
Forward Foreign Currency Exchange Contracts:	Long	Short	Long	Short
Institutional International Portfolio	$207	$6	$35	$1

Financial Futures Contracts:    Certain of the Portfolios may be subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. Certain of the Portfolios may invest in financial futures contracts (“futures contracts”) in order to reduce such risks, as part of their investment strategies or to gain exposure to or hedge against changes in the value of equities, interest rates or foreign currencies. The Commodity Portfolio may invest in commodity-linked futures contracts to gain exposure to the commodities market. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, a Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” may be made or received by a Portfolio each day, depending on the daily fluctuations in the value of the underlying financial instrument. A Portfolio recognizes a gain or loss equal to the daily variation margin, which is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). When a futures contract is closed, a realized gain or loss is recorded as “Net realized gains/(losses) from futures transactions” on the Statement of Operations. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of an imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. With futures contracts, there is minimal counterparty credit risk to the Portfolios since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default. Securities designated as collateral for market value on futures contracts are noted in each Portfolio’s Portfolio of Investments (if applicable). Such collateral is held with the broker. The notional value of the futures contracts outstanding at December 31, 2019 and the month-end average notional amount for the period ended December 31, 2019 are detailed in the table below:

	Outstanding Notional Amount (000)		Monthly Average Notional Amount (000)
Futures Contracts:	Long	Short	Long	Short
Value Portfolio	$7,486	$—	$13,088	$—
Institutional Value Portfolio	31,622	—	74,096	—
Growth Portfolio	20,896	—	8,080	—
Institutional Growth Portfolio	56,169	—	90,169	—
Small Cap–Mid Cap Portfolio	6,348	—	7,565	—
Institutional Small Cap–Mid Cap Portfolio	47,027	—	44,117	—
Real Estate Portfolio	15,803	—	23,474	—
Commodity Portfolio	10,269	264	16,026	330
ESG Growth Portfolio	10,475	—	8,181	—
International Portfolio	1,018	—	9,573	—
Institutional International Portfolio	179,416	—	222,573	—
Emerging Markets Portfolio	77,742	—	121,266	—
Fixed Opportunity Portfolio	470,543		254,861	45,979

Purchased Options & Swaptions Contracts:    Certain of the Portfolios may be subject to equity price risk, commodities price risk and interest rate risk in the normal course of pursuing their investment objectives. In order to reduce such risks and/or in anticipation of future purchases, including to achieve market exposure pending direct investment in securities, certain of the Portfolios may purchase put or call options. Options contracts provide the purchaser with the right, but not the obligation, to buy or sell (call or put option, respectively) a financial instrument at the exercise price. The Portfolio pays a premium which is included in “Investments, at value” on the Statement of Assets and Liabilities and marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. When an option

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Notes to Financial Statements (continued) — December 31, 2019 (Unaudited)

is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain or loss on the transaction.

Written Options & Swaptions Contracts:    Certain of the Portfolios may be subject to equity price risk, commodities price risk and interest rate risk in the normal course of pursuing their investment objectives. In order to reduce such risks and/or in anticipation of future purchases, including to achieve market exposure pending direct investment in securities, certain of the Portfolios may write put or call options. Premiums received from written options contracts are recorded as liabilities on the Statement of Assets and Liabilities and are marked-to-market to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Realized gains and losses are reported as “Net realized gains/(losses) from written options transactions” on the Statement of Operations (if applicable). When writing an option, the Portfolio bears the market risk of unfavorable changes in the price of the underlying instrument.

Credit default swaptions may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specific date in the future.

With exchange-traded options, there is minimal counterparty credit risk to the Portfolios since the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. With over-the-counter options, the Portfolios bear the risk that counterparties will be unable to perform under the terms of the contracts.

The notional value of purchased and written options and swaptions outstanding at December 31, 2019 and the month-end average notional amount for the period ending December 31, 2019 are detailed in the table below:

Option Contracts:	Outstanding Notional Amount (000)	Monthly Average Notional Amount (000)
Commodity Portfolio	$—	$3
Fixed Opportunity Portfolio	—	2,779

Swap Agreements:    Certain of the Portfolios may enter into swap agreements (“swaps”) for purposes of attempting to gain exposure to the securities making up an index without actually purchasing those instruments, to hedge a position or to gain exposure to a particular instrument or currency. A swap is a two-party contract entered into for periods ranging from one day to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract (“OTC swaps”) or cleared through a third party, known as a clearing organization (“centrally cleared swap”). Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation or depreciation on swap agreements on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin on swap agreements on the Statement of Assets and Liabilities.

Total Return Swaps:    Certain of the Portfolios may enter into total return swaps to gain or mitigate exposure to the underlying securities or indices. In “long” total return swaps, the counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the swaps would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The Portfolio will agree to pay to the counterparty an amount equal to a fixed or floating rate of interest on the notional amount of the swaps plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions or trading spreads on the notional amount. Total return swaps do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a Portfolio’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate value at least equal to such accrued excess, is maintained at the broker-dealer or the Portfolio’s custodian. Until a total return swap is settled in cash, the gain or loss on the notional amount plus dividends or

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Notes to Financial Statements (continued) — December 31, 2019 (Unaudited)

interest on the instruments less the interest paid by the Portfolio on the notional amount is recorded as “unrealized appreciation or depreciation on swap agreements” and, when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap transactions.” A Portfolio may enter into total return swaps that provide the opposite return of its benchmark index or security (“short” the index or security). Its operations are similar to those swaps disclosed above except that the counterparty pays interest to the Portfolio on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swaps plus, in certain instances, the Portfolio will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted against any unrealized appreciation or depreciation to determine the value of the swaps.

Credit Default Swaps:    Certain of the Portfolios may invest in credit default swaps for hedging purposes or for market exposure. Credit default swaps involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index and are subject to credit risk exposure. The maximum potential amount of future payments that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding for which a Portfolio is the seller of protection are disclosed in the Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

The primary risks associated with the use of swaps are an imperfect correlation between the prices of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform under the agreement. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker-dealer. The Portfolio will bear the counterparty risk, i.e., the risk of loss of the net amount, if any, expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. The counterparty risk for centrally cleared swap agreements is generally lower than for OTC swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to a clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members will satisfy obligations to the Portfolio. The unrealized gain or loss at December 31, 2019 is disclosed in the swap tables included in the Portfolios of Investments. The notional value of the swap agreements outstanding at December 31, 2019 and the month-end average notional amount for the period ended December 31, 2019 are detailed in the tables below (amounts in thousands):

Portfolio	Outstanding Notional Amount (000)	Monthly Average Notional Amount (000)
Total Return Swap Agreements:
Commodity Portfolio	$127	$163

Commodity Forward Swap Agreements:
Commodity Portfolio	53	49

	Outstanding Notional Amount (000)		Monthly Average Notional Amount (000)
Portfolio	Buy Protection	Sell Protection	Buy Protection	Sell Protection
Credit Default Swap Agreements:
Fixed Opportunity Portfolio	$—	$—	$18,123	$—

L.    Inflation Indexed Bonds.    Certain of the Portfolios may invest in inflation-indexed bonds, which are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond resulting from inflation or deflation, respectively, as measured by the change in the Consumer Price Index, will be included as interest income or loss on the Statements of Operations, even though investors do not receive their

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Notes to Financial Statements (continued) — December 31, 2019 (Unaudited)

principal until maturity. During the period ended December 31, 2019, the Inflation Protected Portfolio recognized income due to the increase in the Consumer Price Index.

Interest rates on conventional bonds have two primary components: a “real” yield and an increment that reflects investor expectations of future inflation. By contrast, interest payments on inflation-indexed bonds are adjusted for inflation and, therefore, are not affected meaningfully by inflation expectations. This leaves only changes in real rates to influence the price of inflation-indexed bonds. A rise in real rates will cause the price of inflation-indexed bonds to fall, while a decline in real rates will boost the price of inflation-indexed bonds. Inflation-indexed bonds issued by non-U.S. governments are generally indexed to the inflation rates prevailing in those countries.

The primary risk associated with the use of inflation-indexed bonds is that the principal value of an investment is not protected or otherwise guaranteed by virtue of the Portfolio’s investments in inflation-indexed bonds. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and, consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal value. Deflation risk is the possibility that prices throughout the economy decline over time, in which case, the principal and income of an inflation-protected bond will decline and may result in losses.

M.    Securities Lending.    Certain of the Portfolios may lend their portfolio securities to broker-dealers pursuant to a Master Securities Lending Agreement (“MSLA”) that requires the borrower to post collateral equal to at least the market value of the securities loaned, which is marked-to-market on a daily basis. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The Portfolios will continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Portfolios pay various fees in connection with the investment of the collateral. Any voting rights, or rights to consent, relating to securities loaned, pass to the borrower. Currently cash collateral received by a Portfolio in securities lending transactions may only be invested in repurchase agreements or money market funds that invest in U.S. treasury obligations. A Portfolio bears the risk of such investments. Securities on loan at December 31, 2019 are presented in the Portfolios of Investments. The Portfolios pay the Securities Lending Agent fees based on the investment income received from securities lending activities as reflected on the Statements of Operations.

Cash collateral received from the borrower is recorded in the Statements of Assets and Liabilities as “Payable for collateral received on loaned securities.” Investments acquired with such cash collateral are reported in a manner consistent with other portfolio investments held by the Portfolios as an investment, at value on the Statements of Assets and Liabilities. The Portfolios may receive non-cash collateral in the form of securities such as U.S. treasuries, which the Portfolios may not sell or re-pledge and accordingly are not reflected in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by a Portfolio under a MSLA which permits the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Portfolio to the same counterparty against amounts to be received and create a net payment due to or from the Portfolio.

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Notes to Financial Statements (continued) — December 31, 2019 (Unaudited)

The following table is a summary of the Portfolios’ securities lending transactions accounted for as secured borrowings, which are subject to offset under an MSLA, at December 31, 2019 (amounts in thousands):

Portfolio	Value of Securities on Loan	Value of Collateral Received*	Net Amount
Value Portfolio	$149	$149	$—
Growth Portfolio	1,436	1,420	16
Small Cap–Mid Cap Portfolio	1,087	1,087	—
Institutional Small Cap–Mid Cap Portfolio	1,046	1,046	—
Commodity Portfolio	3	3	—
Catholic SRI Growth Portfolio	48	48	—
Institutional International Portfolio	12,533	12,533	—
Emerging Markets Portfolio	5,990	5,990	—

*

The actual collateral received may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the value of securities on loan as disclosed in the Portfolios of Investments. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day.

Securities lending transactions as of December 31, 2019 (amounts in thousands):

	Security Type	Remaining Contractual Maturity of the Agreements
Portfolio	Common Stocks	Overnight and Continuous	Up to 30 days	Total Value of Securities on Loan	Value of Collateral Received		Net Amount Due to/(from) Counterparty
Value Portfolio	$149	$149	$—	$149	$151		$2
Growth Portfolio	1,436	1,436	—	1,436	1,420		(16)
Small Cap–Mid Cap Portfolio	1,087	1,087	—	1,087	1,121		34
Institutional Small Cap–Mid Cap Portfolio	1,046	1,046	—	1,046	1,096		50
Commodity Portfolio	3	3	—	3	49	*	46
Catholic SRI Growth Portfolio	48	21	27	48	49		1
Institutional International Portfolio	12,533	7,460	5,073	12,533	13,427	*	894
Emerging Markets Portfolio	5,990	5,990	—	5,990	8,901	*	2,911
Fixed Opportunity Portfolio	—	—	—	—	1,177		1,177

*

Includes non-cash collateral received with a value of (amounts in thousands) $49, $10,446 and $2,643 for the Commodity Portfolio, Institutional International Portfolio and Emerging Markets Portfolio, respectively.

N.    Basis for Consolidation for the Commodity Portfolio.    The HC Commodity Related Securities Fund, Ltd. (the “Fund”) is incorporated as Cayman Islands exempted company. The Fund is wholly-owned subsidiary of the Commodity Portfolio and act as investment vehicle for the Commodity Portfolio for the purpose of effecting certain commodity-linked investments consistent with its investment objectives. The Fund may invest in commodity-linked derivative instruments including options, futures and swaps. The Fund may also invest in debt securities, some of which are intended to serve as margin or collateral for the Fund’s derivative positions.

Under the Articles of Association, shares issued by the Fund give the Commodity Portfolio, as the sole shareholder, the right to receive notice of, to attend, and to vote at general meetings of the Fund, the right to participate in the profits of the Fund and rights to the assets of the Fund in the event that they are liquidated.

The HC Commodity Related Securities Fund, Ltd. subsidiary represented 1.62% of the Commodity Portfolio’s net assets as of December 31, 2019.

O.    Recent Accounting Pronouncements.    In March 2017, the FASB issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 changed the amortization period for certain callable debt securities held at a premium. Specifically, it required the premium to be amortized to the earliest call date. The Portfolios have adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment

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Notes to Financial Statements (continued) — December 31, 2019 (Unaudited)

as of July 1, 2019. The adoption of ASU 2017-08 did not have a significant impact on the amortized cost of investments as of July 1, 2019, and had no impact on beginning net assets, the current period results from operations, or any prior period information presented in the financial statements.

3.    INVESTMENT ADVISORY AND ADMINISTRATIVE CONTRACTS.    The Trust has entered into investment advisory contracts (“Portfolio Management Contracts”) on behalf of each of the Portfolios with one or more investment management organizations (each, a “Specialist Manager”). For the Portfolio(s) it serves, each Specialist Manager is responsible for providing a continuous program of investment management for that portion of the Portfolio allocated to it and for placing all orders for the purchase and sale of securities and other instruments for such portion of the Portfolio. Except as noted, each Specialist Manager earns a fee, accrued daily and paid either monthly or quarterly, based on average daily net assets of that portion of the Portfolio managed.

For the period ended December 31, 2019, the Portfolios incurred the following investment advisory fees, before any applicable fee waivers, with respect to the services of the indicated Specialist Manager(s). The following annual fee rates are applied to the portions of the Portfolios that are managed by the Specialist Managers in determining amounts earned, except as footnoted.

Value Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Cadence Capital Management, LLC	$—	0.075	%(a)(c)
Echo Street Capital Management, LLC		0.56	%^(b)(c)
Frontier Capital Management Company, LLC		0.45	%^(c)(d)
Mellon Investments Corporation (Index Strategy)	—	0.04	%(c)(e)
Mellon Investments Corporation (Factor Strategy)	—	0.065	%(c)(e)
Mellon Investments Corporation (U.S. Multi-Factor Strategy)	—	0.08	%(c)(e)
Parametric Portfolio Associates, LLC (Liquidity Strategy)	13	0.18	%(f)
Parametric Portfolio Associates, LLC (Defensive Strategy)	—	0.35	%(c)(g)
Parametric Portfolio Associates, LLC (Targeted Strategy)	—	0.05	%(c)(h)
Parametric Portfolio Associates, LLC (Tax-Managed Custom Strategy)	244	0.08	%(i)

Total	$257	0.09%

Institutional Value Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Cadence Capital Management, LLC	$—	0.075	%(a)(c)
Mellon Investments Corporation (Index Strategy)	231	0.04	%(e)
Mellon Investments Corporation (Factor Strategy)	—	0.065	%(c)(e)
Mellon Investments Corporation (U.S. Multi-Factor Strategy)	—	0.08	%(c)(e)
Pacific Investment Management Company, LLC (RAFI U.S. Multi-Factor Strategy)	195	0.18	%(j)
Pacific Investment Management Company, LLC (Enhanced Index Strategy)	—	0.25	%(c)
Parametric Portfolio Associates, LLC (Liquidity Strategy)	34	0.10	%(f)
Parametric Portfolio Associates, LLC (Defensive Strategy)	—	0.35	%(c)(g)
Parametric Portfolio Associates, LLC (Targeted Strategy)	—	0.05	%(c)(h)

Total	$460	0.06%

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Notes to Financial Statements (continued) — December 31, 2019 (Unaudited)

Growth Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Cadence Capital Management, LLC	$—	0.075	%(a)(c)
Echo Street Capital Management, LLC	—	0.56	%^(b)(c)
Jennison Associates, LLC	258	0.27	%(k)
Mellon Investments Corporation (Index Strategy)	—	0.04	%(c)(e)
Mellon Investments Corporation (Factor Strategy)	—	0.065	%(c)(e)
Mellon Investments Corporation (U.S. Multi-Factor Strategy)	—	0.08	%(c)(e)
Parametric Portfolio Associates, LLC (Liquidity Strategy)	10	0.21	%(f)
Parametric Portfolio Associates, LLC (Defensive Strategy)	—	0.35	%(c)(g)
Parametric Portfolio Associates, LLC (Targeted Strategy)	—	0.05	%(c)(h)
Parametric Portfolio Associates, LLC (Tax-Managed Custom Strategy)	253	0.08	%(i)

Total	$521	0.13%

Institutional Growth Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Cadence Capital Management, LLC	$—	0.08	%(a)(c)
Echo Street Capital Management, LLC	—	0.56	%^(b)(c)
Frontier Capital Management Company, LLC	—	0.45	%^(c)(d)
Jennison Associates, LLC	303	0.27	%(k)
Mellon Investments Corporation (Index Strategy)	191	0.04	%(e)
Mellon Investments Corporation (Factor Strategy)	75	0.065	%(e)
Mellon Investments Corporation (U.S. Multi-Factor Strategy)	—	0.08	%(c)(e)
Pacific Investment Management Company, LLC (RAFI U.S. Multi-Factor Strategy)	—	0.18	%(c)(j)
Pacific Investment Management Company, LLC (Enhanced Index Strategy)	—	0.25	%(c)
Parametric Portfolio Associates, LLC (Liquidity Strategy)	26	0.09	%(f)
Parametric Portfolio Associates, LLC (Defensive Strategy)	—	0.35	%(c)(g)
Parametric Portfolio Associates, LLC (Targeted Strategy)	4	0.24	%(h)
Wellington Management Company, LLP	—	0.75	%^(c)(l)

Total	$599	0.08%

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Notes to Financial Statements (continued) — December 31, 2019 (Unaudited)

Small Cap-Mid Cap Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Advisory Research, Inc.	$29	0.85	%(m)
Ariel Investments, LLC	12	1.00	%(n)
Cadence Capital Management, LLC	—	0.075	%(a)(c)
Frontier Capital Management Company, LLC	88	0.45	%(d)
Mellon Investments Corporation (Index Strategy)	—	0.04	%(c)(e)
Mellon Investments Corporation (Factor Strategy)	—	0.065	%(c)(e)
Pzena Investment Management, LLC	13	1.00	%(o)
Parametric Portfolio Associates, LLC (Liquidity Strategy)	7	0.20	%(f)
Parametric Portfolio Associates, LLC (Targeted Strategy)	—	0.05	%(c)(h)
Parametric Portfolio Associates, LLC (Tax-Managed Custom Strategy)	15	0.080	%(i)

Total	$164	0.35%

Institutional Small Cap-Mid Cap Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Advisory Research, Inc.	$42	0.86	%(m)
Ariel Investments, LLC	—	1.00	%(c)(n)
Cadence Capital Management, LLC	—	0.075	%(a)(c)
Frontier Capital Management Company, LLC	89	0.45	%(d)
Mellon Investments Corporation (Index Strategy)	10	0.04	%(e)
Mellon Investments Corporation (Factor Strategy)	—	0.065	%(c)(e)
Pzena Investment Management, LLC	11	1.00	%(o)
Parametric Portfolio Associates, LLC (Liquidity Strategy)	17	0.09	%(f)
Parametric Portfolio Associates, LLC (Targeted Strategy)	—	0.05	%(c)(h)

Total	$169	0.24%

Real Estate Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Cadence Capital Management, LLC	$—	0.11	%(c)(p)
Mellon Investments Corporation	—	0.10	%(c)(q)
Wellington Management Company, LLP	307	0.70	%(l)
Parametric Portfolio Associates, LLC (Liquidity Strategy)	13	0.11	%(f)
Parametric Portfolio Associates, LLC (Targeted Strategy)	—	0.05	%(c)(h)

Total	$320	0.58%

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Notes to Financial Statements (continued) — December 31, 2019 (Unaudited)

Commodity Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Cadence Capital Management, LLC	$—	0.11	%(c)(p)
Mellon Investments Corporation	59	0.10	%(q)
Pacific Investment Management Company, LLC	—	0.25	%(c)
Vaughan Nelson Investment Management, L.P.	—	0.30	%(c)(r)
Wellington Management Company, LLP (Global National Resources Strategy)	—	0.60	%(c)(s)
Wellington Management Company, LLP (Commodity Futures Strategy)	21	0.75%
Parametric Portfolio Associates, LLC (Liquidity Strategy)	7	0.17	%(f)
Parametric Portfolio Associates, LLC (Targeted Strategy)	—	0.05	%(c)(h)
Parametric Portfolio Associates, LLC (Tax-Managed Custom Strategy)	—	0.08	%(c)(i)

Total	$87	0.13%

ESG Growth Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Agincourt Capital Management, LLC	$—	0.12	%(c)
Mellon Investments Corporation	115	0.16	%(t)
Parametric Portfolio Associates, LLC (Liquidity Strategy)	8	0.20	%(f)
Parametric Portfolio Associates, LLC (Targeted Strategy)	—	0.05	%(c)(h)
RBC Global Asset Management (U.K.) Limited	—	0.55	%^(c)

Total	$123	0.16%

Catholic SRI Growth Portfolio

Specialist Manager	Amount Earned (000)	Fee
Agincourt Capital Management, LLC	$—	0.12	%(c)
Mellon Investments Corporation	41	0.15	%(t)
Parametric Portfolio Associates, LLC (Liquidity Strategy)	—	0.15	%(c)(f)
Parametric Portfolio Associates, LLC (Targeted Strategy)	—	0.05	%(c)(h)

Total	$41	0.15%

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2019 (Unaudited)

International Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Artisan Partners Limited Partnership	$623	0.62	%(u)
Cadence Capital Management, LLC (Emerging Markets Strategy)	—	0.15	%(c)(v)
Cadence Capital Management, LLC (Developed Markets Strategy)	173	0.11	%(w)
Causeway Capital Management, LLC	528	0.45	%**
City of London Investment Management Company, Ltd.	—	0.62	%(c)(x)
Mellon Investments Corporation (Developed Markets Strategy)	—	0.10	%(c)(y)
Mellon Investments Corporation (Emerging Markets Strategy)	—	0.13	%(c)(z)
Parametric Portfolio Associates, LLC (Liquidity Strategy)	33	0.96	%(f)
Parametric Portfolio Associates, LLC (Targeted Strategy)	—	0.05	%(c)(h)
Parametric Portfolio Associates, LLC (Tax-Managed Custom Strategy)	59	0.84	%(i)

Total	$1,416	0.32%

Institutional International Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Artisan Partners Limited Partnership	$783	0.62	%(u)
Cadence Capital Management, LLC (Emerging Markets Strategy)	—	0.13	%(c)(v)
Cadence Capital Management, LLC (Developed Markets Strategy)	430	0.13	%(w)
Causeway Capital Management, LLC	659	0.45%
City of London Investment Management Company, Ltd.	285	0.62	%(x)
Lazard Asset Management LLC	496	0.36	%(aa)
Mellon Investments Corporation (Developed Markets Strategy)	—	0.10	%(c)(y)
Mellon Investments Corporation (Emerging Markets Strategy)	—	0.13	%(c)(z)
Parametric Portfolio Associates, LLC (Liquidity Strategy)	76	0.07	%(f)
Parametric Portfolio Associates, LLC (Targeted Strategy)	—	0.05	%(c)(h)

Total	$2,729	0.30%

Emerging Markets Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Cadence Capital Management, LLC	$—	0.13	%(c)(v)
City of London Investment Management Company, Ltd.	—	1.00	%(c)(bb)
Mellon Investments Corporation	619	0.13	%(z)
RBC Global Asset Management (U.K.) Limited	1,060	0.69	%(cc)
Parametric Portfolio Associates, LLC (Liquidity Strategy)	37	0.08	%(f)
Parametric Portfolio Associates, LLC (Targeted Strategy)	—	0.05	%(c)(h)
Parametric Portfolio Associates, LLC (Tax-Managed Custom Strategy)	—	0.08	%(c)(i)

Total	$1,716	0.25%

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2019 (Unaudited)

Core Fixed Income Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Agincourt Capital Management, LLC	$11	0.08%
Mellon Investments Corporation (Mortgage and Asset-Backed Strategy)	11	0.06%
Mellon Investments Corporation (Corporate Strategy)	—	0.15	%(c)

Total	$22	0.07%

Fixed Opportunity Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Fort Washington Investment Advisors, Inc.	$310	0.20	%†(dd)
City of London Investment Management Company, Ltd.	—	0.45	%(c)
Mellon Investments Corporation	—	0.25	%(c)
Western Asset Management Company, Ltd.	451	0.75%
Parametric Portfolio Associates, LLC (Liquidity Strategy)	49	0.07	%(f)
Parametric Portfolio Associates, LLC (Targeted Strategy)	2	16.20	%(c)(h)

Total	$812	0.29%

U.S. Government Fixed Income Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Mellon Investments Corporation	$92	0.06%

Inflation Protected Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Mellon Investments Corporation	$69	0.04	%(ee)

U.S. Corporate Fixed Income Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Agincourt Capital Management, LLC	$123	0.08%
Mellon Investments Corporation	—	0.15	%(c)

Total	$123	0.08%

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2019 (Unaudited)

U.S. Mortgage/Asset Backed Fixed Income Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Mellon Investments Corporation	$63	0.06%

Short-Term Municipal Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Breckinridge Capital Advisors, Inc.	$68	0.125%

Intermediate Municipal Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Mellon Investments Corporation	$301	0.17	%(ff)
City of London Investment Management Company, Ltd.	70	0.45	%†

Total	$371	0.19%

Intermediate Municipal II Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Breckinridge Capital Advisors, Inc.	$47	0.125%
City of London Investment Management Company, Ltd.	—	0.45	%(c)

Total	$47	0.125%

^	Approved by the Board on December 10, 2019 but not yet implemented as of December 31, 2019. See Note 8 in the Notes to Financial Statements for shareholder vote results for further information.

†	As of December 31, 2019, no assets were allocated.

**	Specialist Manager was terminated on December 31, 2019.

(a)

Cadence Capital Management, LLC (“Cadence”) receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.065% of the average daily net assets of that portion of the Portfolio managed by Cadence. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.075% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Cadence in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap-Mid Cap Portfolio, Institutional Small Cap-Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Cadence using these strategies in other investment advisory accounts for which HC Capital Solutions or certain of its affiliates serves as investment adviser.

(b)

Echo Street Capital Management, LLC (“Echo Street”) receives a fee based on the average daily net assets, payable monthly, of that portion of assets managed by it, at the annual rate of 0.75% of the first $50 million of Combined Assets (as defined below); 0.60% of the next $50 million of Combined Assets; 0.50% of the next $100 million of Combined Assets; and 0.45% of Combined Assets in excess of $200 million.

“Combined Assets” shall mean the sum of: the net assets of each portion of the Value Portfolio, Growth Portfolio, and Institutional Growth Portfolio allocated to Echo Street.

(c)	Specialist Manager approved by the Board but a strategy to which no assets were allocated during the period ended December 31, 2019.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2019 (Unaudited)

(d)

Frontier Capital Management Company, LLC (“Frontier”) receives a fee based on the average daily net assets of that portion of assets managed by it, at an annual rate of 0.45% on the first $90 million of the Combined Assets (as defined below) and 0.75% of Combined Assets exceeding $90 million.

“Combined Assets” shall mean the sum of: the net assets of that portion managed by Frontier in the Value Portfolio, Institutional Growth Portfolio, Small Cap-Mid Cap Portfolio, Institutional Small Cap-Mid Cap Portfolio, and the net assets invested in the same strategy as the Portfolios that are managed by Frontier for certain other clients of the Trust’s primary adviser.

(e)

Mellon Investments Corporation (“Mellon”) receives a fee for assets allocated to an Index Strategy, for so long as the Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.04% of the average daily net assets of the Account. If the Combined Assets are reduced to $2 billion or less due to withdrawals or redemptions, beginning with the start of the first calendar year following the date on which such withdrawals or redemptions reduced such Combined Assets to $2 billion or less, the fee shall be calculated based on average daily net assets of the Account at annual rate of 0.065%. Index Strategy shall mean a portfolio wherein the Portfolio Manager seeks to approximate, over the long term, the performance of a specific market index.

For assets allocated to a Factor Strategy, for so long as the Combined Assets are greater than $2 billion, the fee shall be at the annual rate of 0.065% of the average daily net assets of the Account. If the Combined Assets are reduced to $2 billion or less due to withdrawals or redemptions, beginning with the start of the first calendar year following the date on which such withdrawal or redemption reduced such Combined Assets to $2 billion or less, the fee shall be calculated based on average daily net assets of the Account at annual rate of 0.075%. Factor Strategy shall mean a portfolio wherein the Portfolio Manager seeks to implement a strategy developed by Hirtle Callaghan & Co. or an affiliate with the objective of obtaining exposure to one or more factors such as value or quality within the U.S. equity markets.

For assets allocated to a U.S. Multi-Factor Strategy, for so long as the Combined Assets are greater than $2 billion, the fee shall be at the annual rate of 0.08% of the average daily net assets of the Account. If the Combined Assets are reduced to $2 billion or less due to withdrawals or redemptions, beginning with the start of the first calendar year following the date on which such withdrawal or redemption reduced such Combined Assets to $2 billion or less, the fee shall be calculated based on average daily net assets of the Account at annual rate of 0.10%. U.S. Multi-Factor Strategy shall mean a portfolio wherein the Portfolio Manager seeks to implement a proprietary strategy developed by the Portfolio Manager that seeks to obtain a targeted exposure to multi-factor equity model factors such as value, momentum, and low volatility within the U.S. equity markets.

“Combined Assets” shall mean the sum of: the net assets managed by Mellon in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap-Mid Cap Portfolio, Institutional Small Cap-Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Mellon using these strategies in other investment advisory accounts for which HC Capital Solutions serves as investment adviser.

(f)

With respect to its Liquidity Strategy, Parametric Portfolio Associates, LLC (“Parametric”), a subsidiary of Eaton Vance Corporation, receives a fee, which shall be calculated daily and payable monthly in arrears, at an annual rate of 0.15% of the first $50 million of the Combined Liquidity Assets (as defined below); 0.10% of the next $100 million of Combined Liquidity Assets; and 0.05% of Combined Liquidity Assets over $150 million. Parametric is also entitled to receive a flat fee of $10,000 per year for each Portfolio. One Twelfth of such fee will be waived with respect to each calendar month during which no Portfolio assets were allocated to the Liquidity Strategy in that Portfolio.

“Combined Liquidity Assets” shall mean the sum of: the net assets of that portion of each Portfolio managed by Parametric for investment in its Liquidity Strategy.

(g)

With respect to its Defensive Strategy, Parametric receives a fee, which shall be calculated daily and payable monthly in arrears, at an annual rate of 0.35% of the first $50 million of the Combined Defensive Assets (as defined below) and 0.25% of Combined Defensive Assets over $50 million.

“Combined Defensive Assets” shall mean the sum of: the net assets of that portion of the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, and Institutional Growth Portfolio managed by Parametric for investment in its Defensive Strategy.

(h)

With respect to its Targeted Strategy, Parametric receives a fee, which shall be calculated daily and payable in arrears at the rate of 0.05%. Parametric is also entitled to receive a flat fee of $5,000 per year for each Portfolio, provided that such fee will be waived with respect to each calendar year during which no Portfolio assets were allocated to the Targeted Strategy in that Portfolio.

(i)

With respect to its Tax-Managed Custom Strategy, Parametric receives a fee, which shall be calculated daily and payable in arrears at the annual rate of 0.10% of the first $250 million of the Combined Tax-Managed Custom Strategy Assets (as defined below); 0.09% of the next $250 million of the Combined Tax-Managed Custom Strategy Assets; 0.08% of the next $500 million of the Combined Tax-Managed Custom Strategy Assets; and 0.07% of the Combined Tax-Managed Custom Strategy Assets over $1 billion.

“Combined Tax-Managed Custom Strategy Assets” shall mean the sum of: the net assets of that portion of each of the other Portfolios of the Trust allocated to Parametric from time to time for investment in their Tax-Management Custom Core Strategy.

(j)

For its services with respect to the RAFI U.S. Multi-Factor Strategy, Pacific Investment Management Company, LLC (“PIMCO”) receives an annual fee from each Portfolio at the annual rate of 0.175% of the first $600 million of the Combined RAFI U.S. Multi-Factor Strategy Assets (as defined below); 0.15% on the next $700 million of Combined RAFI U.S. Multi-Factor Strategy Assets; and 0.125% on Combined RAFI U.S. Multi-Factor Strategy Assets over $1.3 billion. Should these assets not reach or fall below $600 million, PIMCO’s fee will be calculated at an annual rate of 0.20%; prior to December 19, 2019, the fee for the minimum asset requirement was contractually reduced to 0.175% of each Portfolio’s average daily net assets of the Account. Fees are payable monthly in arrears and are computed based on the combined market value of the Combined Assets as reported on the custodian’s statement at the end of the billing period.

Combined RAFI U.S. Multi-Factor Strategy Assets shall mean the sum of: the net assets of the Institutional Value Portfolio managed by PIMCO and the net assets of the Institutional Growth Portfolio managed by PIMCO using the PIMCO RAFI Dynamic Multi-Factor U.S. Equity Strategy.

PIMCO utilizes the services of Parametric as an account sub-advisor to assist with the implementation of the Account’s investment strategy. Parametric receives a fee for these services paid by PIMCO.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2019 (Unaudited)

(k)

Jennison Associates LLC (“Jennison”) is entitled to receive an annual fee of no more than 0.30% of average daily net assets of that portion of the Growth Portfolio and Institutional Growth Portfolio allocated to Jennison (the “Jennison Accounts”). While the rate at which Jennison’s fee for managing the Portfolios will not exceed 0.30%, the fee may decrease based on the aggregate market value of the Jennison Accounts and certain other assets managed by Jennison (which may pay fees exceeding 0.30%) for the benefit of certain investors who are clients of the Trust’s primary adviser at the following annual rates:

— 0.75% on the first $10 million;

— 0.50% on the next $30 million;

— 0.35% on the next $25 million;

— 0.25% on the next $335 million;

— 0.22% on the next $600 million;

— 0.20% on the next $4 billion; and

— 0.25% on the balance

(l)

Wellington Management Company, LLP (“Wellington”) receives a fee, which shall be payable monthly in arrears of 0.75% of the average daily net assets of the first $50 million of the Combined Assets (as defined below). On Combined Assets over $50 million, the fee shall be at the annual rate of 0.65% of the Combined Assets.

“Combined Assets” shall mean the sum of: the net assets of the Institutional Growth Portfolio, Real Estate Portfolio, and assets in the same investment strategy as the Portfolio that are managed by Wellington for certain other clients of the Trust’s primary adviser.

(m)	Advisory Research, Inc.’s Portfolio Management Agreement was terminated on September 30, 2019.

(n)

For its services to the Small Cap-Mid Cap Portfolio and the Institutional Small Cap-Mid Cap Portfolio, Ariel Investments, LLC (“Ariel”) received an annual fee, calculated daily and payable quarterly, in arrears, based on the Combined Assets (as defined below), in accordance with the following schedule: 1.00% of the first $10 million of Combined Assets, 0.75% of the next $10 million of Combined Assets, and 0.50% of Combined Assets exceeding $20 million.

“Combined Assets” shall mean the sum of: the net assets managed by Ariel in the Small Cap-Mid Cap Portfolio, the Institutional Small Cap-Mid Cap Portfolio and the net assets invested in the same strategy as the Portfolios that are managed by Ariel for certain other clients of the Trust’s primary adviser or certain of its affiliates.

Ariel’s Portfolio Management Agreement terminated on September 30, 2019.

(o)	Pzena Investment Management, LLC’s Portfolio Management Agreement was terminated on September 30, 2019.

(p)

Cadence receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as the Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.10% of the average daily net assets of that portion of the Portfolio managed by Cadence. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.11% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Cadence in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap-Mid Cap Portfolio, Institutional Small Cap-Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Cadence in other investment advisory accounts for which HC Capital Solutions or certain of its affiliates serves as investment adviser.

Cadence’s Portfolio Management Agreement was terminated in the International Portfolio on December 31, 2019.

(q)

Mellon receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as the Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.10% of the average daily net assets of that portion of the Portfolio managed by Mellon. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.11% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Mellon in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap-Mid Cap Portfolio, Institutional Small Cap-Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Mellon in other investment advisory accounts for which HC Capital Solutions or certain of its affiliates serves as investment adviser.

(r)

Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”) received a fee, which was calculated daily and payable quarterly, at the annual rate of 0.35% of the first $25 million of the Combined Assets (as defined below), 0.25% of the next $75 million of Combined Assets, and 0.20% of Combined Assets exceeding $100 million.

“Combined Assets” shall mean the sum of: the net assets of the Commodity Portfolio and the net assets managed by Vaughan Nelson in other investment advisory accounts for which HC Capital Solutions serves as investment adviser.

(s)

With respect to its Global National Resources Strategy (“GNRS”), Wellington received a fee, which was payable monthly in arrears at the annual rate of 0.60% of the average daily net assets of the GNRS account, so long as at least $150 million in assets were present in the GNRS and 0.85% if less than $150 million in assets were present in the GNRS.

Wellington’s GNRS Portfolio Management Agreement terminated on December 31, 2019.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2019 (Unaudited)

(t)

Mellon receives a fee of 0.10% of the average daily net assets of the portion of the assets of each ESG Growth and Catholic SRI Growth managed by it. Prior to December 11, 2019, Mellon received a fee of 0.16%, however, this fee was being voluntarily waived to 0.10% of the average daily net assets of that portion of the Account.

(u)

Artisan Partners Limited Partnership (“Artisan”) receives a fee, which shall be payable monthly in arrears. For so long as the Combined Assets (as defined below) are greater than $500 million, the fee shall be at the annual rate of 0.47% of the average daily net assets of the Portfolios. If the Combined Assets are reduced to $500 million or less, the fee shall be calculated based on average daily net assets of the Portfolios at the following annual rates:

— 0.80% on assets up to $50 million; and

— 0.60% on assets in excess of $50 million

“Combined Assets” shall mean the sum of: the net assets of the International Portfolio managed by Artisan and the net assets of the Institutional International Portfolio managed by Artisan.

(v)

With respect to the emerging markets portion of the Portfolio managed by Cadence, Cadence receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as the Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.13% of the average daily net assets of that portion of the Portfolio. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.15% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Cadence in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap-Mid Cap Portfolio, Institutional Small Cap-Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Cadence in other investment advisory accounts for which HC Capital Solutions or certain of its affiliates serves as investment adviser.

Cadence was terminated in the International Equity Portfolio effective December 31, 2019.

(w)

With respect to the developed markets portion of the Portfolio managed by Cadence, Cadence receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as the Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.10% of the average daily net assets of that portion of the Portfolio. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.11% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Cadence in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap-Mid Cap Portfolio, Institutional Small Cap-Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Cadence in other investment advisory accounts for which HC Capital Solutions or certain of its affiliates serves as investment adviser.

Cadence was terminated in the International Equity Portfolio effective December 31, 2019.

(x)

City of London Investment Management Company, Ltd. (“CLIM”) receives a fee, which shall be calculated daily and payable monthly in arrears at the annual rate of 0.80% of the first $50 million of the Combined Assets (as defined below) and 0.40% of the Combined assets exceeding $50 million.

“Combined Assets” shall mean the sum of: the net assets managed by CLIM in the Portfolio and the net assets invested in the same strategy as the Portfolio that are managed by CLIM for certain other clients of the Trust’s primary adviser.

(y)

With respect to the developed markets portion of the Portfolio managed by Mellon, Mellon receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as the Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.10% of the average daily net assets of that portion of the Portfolio. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.11% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Mellon in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap-Mid Cap Portfolio, Institutional Small Cap-Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Mellon in other investment advisory accounts for which HC Capital Solutions or certain of its affiliates serves as investment adviser.

(z)

With respect to the emerging markets portion of the Portfolio managed by Mellon, Mellon receives a fee, which shall be calculated daily and payable monthly in arrears. For so long as the Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.13% of the average daily net assets of that portion of the Portfolio. If the Combined Assets are reduced to $2 billion or less due to redemptions, the fee shall be calculated at the annual rate of 0.15% beginning in the following calendar year.

“Combined Assets” shall mean the sum of: the net assets managed by Mellon in the Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap-Mid Cap Portfolio, Institutional Small Cap-Mid Cap Portfolio, Real Estate Portfolio, Commodity Portfolio, International Portfolio, Institutional International Portfolio, Emerging Markets Portfolio, and the net assets managed by Mellon in other investment advisory accounts for which HC Capital Solutions or one of its affiliates serves as investment adviser.

(aa)

Lazard Asset Management, LLC (“Lazard”) receives a fee, which shall be payable monthly in arrears at the annual rate of 0.40% of the average daily net assets of the first $75 million and 0.35% of the average daily net assets exceeding $75 million of that portion of the Portfolio managed by Lazard.

(bb)

CLIM receives a fee, which shall be calculated daily and payable quarterly in arrears at the annual rate of 1.00% of the first $100 million of the Combined Assets (as defined below); 0.80% of the next $100 million of Combined Assets; and 0.50% of Combined Assets exceeding $200 million.

“Combined Assets” shall mean the sum of: the net assets managed by CLIM in the Portfolio and the net assets invested in the same strategy as the Portfolio that are managed by CLIM for certain other clients of the Trust’s primary adviser.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2019 (Unaudited)

(cc)

RBC Global Asset Management (U.K.) Limited receives a fee, which shall be payable quarterly in arrears at the annual rate of 0.80% of the first $100 million of the Combined Assets (as defined below); 0.65% of the next $150 million of Combined Assets; and 0.60% of Combined Assets in excess of $250 million.

“Combined Assets” shall mean the sum of: (i) the net assets of the Account; and (ii) the net assets of each other investment advisory account for which Hirtle Callaghan & Co. serves as investment adviser and for which Portfolio Manager provides portfolio management services (“Other Hirtle Accounts”) using the same strategies as employed for the Account.

(dd)

Fort Washington Investment Advisors, Inc. (“Fort Washington”) receives a fee, which shall be payable quarterly in arrears. For so long as the Combined Assets (as defined below) are greater than $200 million, the fee shall be at the annual rate of 0.20% of the Combined Assets. If the Combined Assets are reduced to $200 million or less due to withdrawals or redemptions, beginning with the first calendar quarter following the date of such withdrawals or redemptions, the fee shall be based on 0.40% of the Combined Assets of the first $25 million, 0.375% of the Combined Assets of the next $25 million, 0.3375% of the Combined Assets of the next $50 million, 0.25% of the Combined Assets of the next $100 million, and 0.20% of the Combined Assets exceeding $200 million.

“Combined Assets” shall mean the sum of: the net assets managed by Fort Washington in the Portfolio and the net assets invested in the same strategy as the Portfolio that are managed by Fort Washington for the benefit of certain investors who are clients of the Trust’s primary adviser.

(ee)

Mellon receives a fee, which shall be payable monthly in arrears, at the annual rate of 0.04% of the average daily net assets invested according to a domestic inflation-protected securities strategy; 0.07% of the average daily net assets invested according to a global inflation-protected securities strategy; and 0.13% of the average daily net assets invested according to an emerging-markets inflation-protected securities strategy.

(ff)

Mellon receives a fee, which shall be calculated daily and payable quarterly, at an annual rate of 0.25% for the first $100 million of the Combined Assets (as defined below) and 0.15% of the Combined Assets exceeding $100 million. Mellon is entitled to receive a fee at an annual rate not to exceed 0.20% of the Combined Assets.

“Combined Assets” shall mean the sum of: the net assets managed by Mellon in the Portfolio and the net assets invested in the same strategy as the Portfolio that are managed by Mellon for the benefit of certain investors who are clients of the Trust’s primary adviser.

Pursuant to discretionary investment advisory agreements between the Trust and the Adviser, the Adviser is paid a fee which is accrued daily and paid monthly at an annual rate of 0.05% of average daily net assets per Portfolio. The fees that the Adviser receives are listed as “Management fees” on the Statements of Operations. The Adviser continuously monitors the performance of various investment management organizations, including the Specialist Managers retained by the Trust, and generally oversees the services provided to the Trust by its administrator, custodian and other service providers. The Adviser is also authorized to allocate and reallocate assets among Specialist Managers in multi-manager portfolios of the Trust from time to time without additional authorization of the Board. In addition, the Adviser makes its officers available to serve as officers and/or Trustees of the Trust, and maintains office space sufficient for the Trust’s principal office. The Securities and Exchange Commission has issued an order that permits the Trust to enter into portfolio management agreements with Specialist Managers upon the approval of the Board but without submitting such contracts for the approval of the shareholders of the relevant Portfolio under certain circumstances.

Citi Fund Services Ohio, Inc. (“Citi”) provides the Portfolios with administrative and fund accounting services. The fees for these services are disclosed as “Administrative service fees” on the Statements of Operations. The fees are accrued daily and payable on a monthly basis at an annual rate of 0.0506% of the Trust’s Portfolios’ average daily net assets up to $6 billion; 0.0047% of the Trust’s Portfolios’ average daily net assets between $6 billion and $12 billion; and 0.0276% of average daily net assets in excess of $12 billion. Citi receives additional fees paid by the Trust for compliance services, regulatory reporting services and reimbursement of certain expenses.

FIS Investor Services LLC, a wholly-owned subsidiary of Fidelity National Information Services, provides dividend and capital gains disbursing agent and transfer agency services. The fees for these services are disclosed as “Transfer agency fees” on the Statements of Operations. The fees are accrued daily and payable on a monthly basis at an annual rate of 0.0034% of the Trust’s Portfolios’ average daily net assets up to $6 billion; 0.0003% of the Trust’s Portfolios’ average daily net assets between $6 billion and $12 billion; and 0.0019% of average daily net assets in excess of $12 billion.

The Trust has adopted a Distribution Plan for the HC Advisors Shares under which the Adviser may receive compensation for distribution services. Under the Distribution Plan, which was adopted pursuant to Rule 12b-1 under the 1940 Act, the Adviser is entitled to receive a fee of up to 0.25% annually of the average daily net assets attributable to the HC Advisors Shares. The Adviser has voluntarily waived all fees associated with the Distribution Plan through December 31, 2019 and there is no current intention to collect such a fee in the future.

Ultimus Fund Distributors, LLC (“Ultimus”), an affiliated entity of Ultimus Fund Solutions LLC, provides certain distribution services to the Trust. Ultimus receives an annual fee of $50,000 for performing the services listed under its agreement with the Trust. None of Ultimus’s duties under its agreement are primarily intended to result in the sale of Trust shares.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2019 (Unaudited)

Alaric Compliance Services, LLC (“Alaric”) provides an employee to serve as the Trust’s Chief Compliance Officer. Through December 31, 2019, Alaric received an annual fee of $160,000 for performing services listed under its agreement with the Trust. Beginning January 1, 2020, Alaric will be entitled to an annual fee of $164,000 for those services.

The Portfolios are permitted to purchase and sell securities (“cross trade”) from and to other Portfolios within the Trust pursuant to “Cross-Trading” Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross trade of securities by the respective Portfolio from or to another Portfolio that is or could be considered an affiliate of the Portfolio under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7 of the 1940 Act. As required by Rule 17a-7, and as defined under these procedures, each cross trade is executed at the current market price. For the period ended December 31, 2019, the Portfolios did not engage in cross trades.

4.    PURCHASE AND SALE TRANSACTIONS.    The aggregate cost of purchases and proceeds from sales of investment securities, other than long-term U.S. government securities, TBA securities and short-term securities, for the period ended December 31, 2019 were as follows (amounts in thousands):

Portfolio	Purchases	Sales
Value Portfolio	$44,227	$65,160
Institutional Value Portfolio	372,333	137,463
Growth Portfolio	108,980	174,671
Institutional Growth Portfolio	231,837	378,325
Small Cap–Mid Cap Portfolio	38,100	42,485
Institutional Small Cap–Mid Cap Portfolio	13,686	61,428
Real Estate Portfolio	15,629	59,256
Commodity Portfolio	1,346	19,770
ESG Growth Portfolio	6,212	8,834
Catholic SRI Growth Portfolio	7,450	1,987
International Portfolio	403,760	451,887
Institutional International Portfolio	278,190	569,899
Emerging Markets Portfolio	85,224	277,432
Core Fixed Income Portfolio	5,694	6,756
Fixed Opportunity Portfolio	88,901	558,340
U.S. Corporate Fixed Income Portfolio	62,544	72,925
U.S. Mortgage/Asset Backed Fixed Income Portfolio	505	689
Short-Term Municipal Portfolio	16,490	10,569
Intermediate Municipal Portfolio	114,492	118,414
Intermediate Municipal II Portfolio	3,144	5,643

The aggregate cost of purchases and proceeds from sales of long-term U.S. government securities for the period ended December 31, 2019 were as follows (amounts in thousands):

Portfolio	Purchases	Sales
Core Fixed Income Portfolio	$5,074	$7,248
Fixed Opportunity Portfolio	—	30,720
U.S. Government Fixed Income Portfolio	77,491	62,893
Inflation Protected Portfolio	26,727	35,692
U.S. Mortgage/Asset Backed Fixed Income Portfolio	26,967	27,772

5.    FEDERAL INCOME TAXES.    It is the policy of each Portfolio to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve it (but not the shareholders) from all, or substantially all, federal income taxes. The Portfolios may, under certain circumstances, utilize equalization accounting for tax purposes by designating earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2019 (Unaudited)

The Trust has evaluated tax positions taken or expected to be taken in the course of preparing each Portfolio’s tax returns to determine whether it is more likely than not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a tax authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally the last three tax year ends 2017 to 2019 and the interim tax period since then). The determination has been made that there are no uncertain tax positions that would require the Portfolios to record a tax liability and, therefore, there is no impact to the Portfolios’ financial statements. Furthermore, management of the Portfolios is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

A.    As of June 30, 2019 the cost basis of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows (amounts in thousands):

Portfolio	Tax Cost of Investments	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Tax Unrealized Appreciation/ (Depreciation)
Value Portfolio	$433,985	$151,075	$(2,269)	$148,806
Institutional Value Portfolio	1,364,292	150,555	(42,317)	108,238
Growth Portfolio	402,159	400,992	(2,906)	398,086
Institutional Growth Portfolio	1,159,028	384,115	(16,995)	367,120
Small Cap Mid–Cap Portfolio	71,819	29,185	(5,496)	23,689
Institutional Small Cap–Mid Cap Portfolio	126,391	35,392	(13,743)	21,649
Real Estate Portfolio	92,073	28,383	(637)	27,746
ESG Growth Portfolio	141,040	9,285	(2,588)	6,697
Catholic SRI Growth Portfolio	48,693	2,540	(602)	1,938
International Portfolio	779,138	149,817	(48,032)	101,785
Institutional International Portfolio	1,759,703	250,282	(170,398)	79,884
Emerging Markets Portfolio	1,337,990	200,720	(92,199)	108,521
Core Fixed Income Portfolio	67,640	2,279	(202)	2,077
Fixed Opportunity Portfolio	579,797	27,033	(6,886)	20,147
U.S. Government Fixed Income Portfolio	293,437	11,294	(1,021)	10,273
Inflation Protected Portfolio	348,684	8,901	(913)	7,988
U.S. Corporate Fixed Income Portfolio	295,804	13,743	(165)	13,578
U.S. Mortgage/Asset Backed Fixed Income Portfolio	243,565	2,627	(796)	1,831
Short-Term Municipal Portfolio	107,980	1,306	(3)	1,303
Intermediate Municipal Portfolio	384,309	10,360	(4,436)	5,924
Intermediate Municipal II Portfolio	76,848	2,792	(2)	2,790

The tax cost of investments includes the cost of securities, proceeds received from TBA sales commitments and any upfront premiums paid or received on derivatives, as applicable. The tax unrealized appreciation/depreciation includes securities, TBA sales commitments and derivatives that are not considered realized for tax purposes, as applicable.

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies, the difference between book and tax accretion methods for market discount, and in-kind purchases by investors that, for tax purposes, created a controlling interest in a Portfolio.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2019 (Unaudited)

B.    Tax Characteristics of Distributions Paid

The tax characteristics of distributions paid during the fiscal year ending June 30, 2019 were as follows (amounts in thousands):

	Distributions Paid From:
Year Ended June 30, 2019	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid*
Value Portfolio	$11,937	$31,074	$43,011	$—	$43,011
Institutional Value Portfolio	33,807	52,349	86,156	—	86,156
Growth Portfolio	10,115	43,464	53,579	—	53,579
Institutional Growth Portfolio	21,091	79,726	100,817	—	100,817
Small Cap–Mid Cap Portfolio	368	8,812	9,180	—	9,180
Institutional Small Cap–Mid Cap Portfolio	5,066	28,398	33,464	—	33,464
Real Estate Portfolio	2,571	1,381	3,952	—	3,952
ESG Growth Portfolio	4,165	4,748	8,913	—	8,913
Catholic SRI Growth Portfolio	1,438	2,302	3,740	—	3,740
International Portfolio	35,543	—	35,543	—	35,543
Institutional International Portfolio	105,857	69,678	175,535	—	175,535
Emerging Markets Portfolio	29,774	—	29,774	—	29,774
Core Fixed Income Portfolio	1,834	—	1,834	—	1,834
Fixed Opportunity Portfolio	38,447	—	38,447	—	38,447
U.S. Government Fixed Income Portfolio	5,868	—	5,868	—	5,868
Inflation Protected Portfolio	9,115	—	9,115	—	9,115
U.S. Corporate Fixed Income Portfolio	10,119	—	10,119	—	10,119
U.S. Mortgage/Asset Backed Fixed Income Portfolio	5,998	—	5,998	—	5,998
Short-Term Municipal Portfolio	82	—	82	1,331	1,413
Intermediate Municipal Portfolio	98	—	98	8,495	8,593
Intermediate Municipal II Portfolio	55	107	162	1,619	1,781

*	Total distributions paid may differ from what appears in the Statements of Changes in Net Assets because dividends for tax purposes are recognized when actually paid.

Amounts designated as “—” are $0 or have been rounded to $0.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2019 (Unaudited)

C.    Components of Distributable Earnings

As of June 30, 2019, the components of distributable earnings/(deficit) on a tax basis were as follows (amounts in thousands):

Portfolio	Undistributed Ordinary Income/Tax Exempt Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Dividends Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficit)
Value Portfolio	$—	$—	$—	$—	$(9,953)	$148,806	$138,853
Institutional Value Portfolio	3,137	45,329	48,466	—	—	108,238	156,704
Growth Portfolio	232	23,902	24,134	—	—	398,086	422,220
Institutional Growth Portfolio	11,847	180,737	192,584	—	—	367,120	559,704
Small Cap–Mid Cap Portfolio	—	2,201	2,201	—	—	23,687	25,888
Institutional Small Cap–Mid Cap Portfolio	—	6,371	6,371	—	—	21,649	28,020
Real Estate Portfolio	424	4,468	4,892	—	—	27,744	32,636
ESG Growth Portfolio	299	6,922	7,221	—	—	6,693	13,914
Catholic SRI Growth Portfolio	—	1,547	1,547	—	—	1,938	3,485
International Portfolio	1,187	—	1,187	—	(35,906)	101,734	67,015
Institutional International Portfolio	1,383	—	1,383	—	(5,818)	80,288	75,853
Emerging Markets Portfolio	—	—	—	—	(111,220)	105,794	(5,426)
Core Fixed Income Portfolio	28	—	28	(1)	(559)	2,078	1,546
Fixed Opportunity Portfolio	1,949	—	1,949	—	(50,227)	20,244	(28,034)
U.S. Government Fixed Income Portfolio	263	—	263	(98)	(753)	10,272	9,684
Inflation Protected Portfolio	2,811	—	2,811	(347)	(2,258)	7,988	8,194
U.S. Corporate Fixed Income Portfolio	402	—	402	(146)	(1,016)	13,578	12,818
U.S. Mortgage/Asset Backed Fixed Income Portfolio	246	—	246	(93)	(9,801)	1,831	(7,817)
Short-Term Municipal Portfolio	34	—	34	(4)	(5)	1,303	1,328
Intermediate Municipal Portfolio	85	—	85	(21)	—	5,924	5,988
Intermediate Municipal II Portfolio	45	9	54	(5)	—	2,790	2,839

D.    Capital Loss Carryforwards

As of their tax year ended June 30, 2019, the following Portfolios had capital loss carryforwards (“CLCFs”) not subject to expiration as summarized below (amounts in thousands):

Portfolio	Short-Term Amount	Long-Term Amount	Total
International Portfolio	$35,906	$—	$35,906
Emerging Markets Portfolio	42,418	68,704	111,122
Core Fixed Income Portfolio	268	291	559
Fixed Opportunity Portfolio	2,242	47,985	50,227
U.S. Government Fixed Income Portfolio	172	581	753
Inflation Protected Portfolio	1,397	861	2,258
U.S. Corporate Fixed Income Portfolio	457	559	1,016
U.S. Mortgage/Asset Backed Fixed Income Portfolio	2,039	7,762	9,801
Short-Term Municipal Portfolio	3	2	5

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2019 (Unaudited)

E.    Deferred Losses

Under current tax law, capital losses and specified ordinary losses realized after October 31 and non-specified ordinary losses incurred after December 31 (ordinary losses collectively known as “late year ordinary loss”) may be deferred and treated as occurring on the first business day of the following fiscal year. The following Portfolios had deferred losses, which will be treated as arising on the first day of the fiscal year ending June 30, 2020 (amounts in thousands):

Portfolio	Post-October Capital Losses	Late Year Ordinary Losses
Value Portfolio	$9,953	$—
Institutional International Portfolio	5,818	—
Emerging Markets Portfolio	—	98

F.    Commodity Portfolio Tax Information

The Commodity Portfolio has a tax year end of December 31.

The Commodity Portfolio’s tax cost of investments as of December 31, 2019 was $96,899, resulting in accumulated net unrealized appreciation of $27,628, consisting of $37,505 in gross unrealized appreciation and $9,877 in gross unrealized depreciation (amounts in thousands). The tax cost of investments includes the cost of securities and any upfront premiums paid or received on derivatives. The tax unrealized appreciation/depreciation includes securities and derivatives that are not considered realized for tax purposes. The differences between book-basis and tax-basis unrealized appreciation/ depreciation are attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies, derivatives, and investments in wholly-owned Cayman Islands exempted companies.

The tax characteristics of distributions paid during the tax years ending December 31, 2019 and December 31, 2018 were as follows (amounts in thousands):

	Distributions Paid From:
Year Ended December 31, 2019	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	In Excess of Net Investment Income	Tax Return of Capital	Tax-Exempt Distributions	Total Distributions Paid*
Commodity Portfolio	$5,104	$—	$5,104	$—	$—	$—	$5,104
Year Ended December 31, 2018
Commodity Portfolio	22,750	—	22,750	217	—	—	22,967

*	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends for tax purposes are recognized when actually paid.

Amounts designated as “—” are $0 or have been rounded to $0.

As of December 31, 2019, the components of distributable earnings (deficit) on a tax basis were as follows (amounts in thousands):

Portfolio	Undistributed Ordinary Income/Tax Exempt Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Dividends Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficit)
Commodity Portfolio	$105	$—	$105	$—	$(52,560)	$122,594	$70,139

Amounts designated as “—” are $0 or have been rounded to $0.

HC CAPITAL TRUST

Notes to Financial Statements (continued) — December 31, 2019 (Unaudited)

At December 31, 2019, the Commodity Portfolio had the following CLCFs not subject to expiration (amounts in thousands):

Portfolio	Short-Term Amount	Long-Term Amount	Total
Commodity Portfolio	$9,251	$43,309	$52,560

G.    Book-To-Tax Differences

Distributions are based on amounts calculated in accordance with applicable federal tax regulations, which may differ from GAAP. To the extent these differences are permanent in nature (e.g., net operating losses, reclassification of bond discount and premium, equalization accounting, treatment of gains and losses relating to foreign currency transactions, distribution re-characterization, in-kind redemptions, differing treatment of income relating to swap agreements and investments in wholly-owned Cayman Islands exempted companies), such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

6.    RISK CONSIDERATIONS.

Market Risk — Each Portfolio bears a basic risk that the value of the securities held by a Portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

Credit Risk — Credit risk is the risk that an issuer (or in the case of certain securities, the guarantor or counterparty) will be unable to make principal and interest payments when due. The creditworthiness of an issuer may be affected by a number of factors, including the financial condition of the issuer (or guarantor) and, in the case of foreign issuers, the financial condition of the region.

Foreign Investment Risk — Investments in securities issued by non-U.S. companies and non-U.S. governments and their agencies may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. In addition, risks associated with foreign investments may be intensified in the case of investments in emerging-market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

Concentration Risk — Concentration risk is the risk that results from focusing investments in one industry or market sector. The Real Estate Portfolio and Commodity Portfolio concentrate their investments in real estate securities and commodity-related industries, respectively, which may present greater risks of loss than if the Portfolios were more broadly diversified over numerous unrelated industries.

Commodity-Related Derivatives Risk — The Commodity Portfolio, through its investment in its subsidiaries, will hold commodity-related derivatives. Commodity-related derivatives provide exposure, which may include long and/or short exposure, to the investment returns of physical commodities that trade in the commodities markets without investing directly in such physical commodities. The value of a commodity-related derivative typically is based on the price movements of a physical commodity (such as heating oil, precious metals, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-related derivatives may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-related derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-related derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-related derivatives, and there can be no assurance that one will develop.

7.    SIGNIFICANT SHAREHOLDERS.

Shareholders, including other funds, individuals, accounts, as well as the Portfolio’s investment manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Portfolio’s Shares and can be considered to “control” the Portfolio when that ownership exceeds 25% of the Portfolio’s assets (which may differ from control as determined in accordance with accounting principles generally accepted in the United States of America).

HC CAPITAL TRUST

Notes to Financial Statements (concluded) — December 31, 2019 (Unaudited)

The following list includes the Portfolios which had individual shareholder accounts with ownership of voting securities greater than 10% of the total outstanding voting securities but less than 25% and/or accounts with ownership of voting securities greater than 25% of the total outstanding voting securities.

Portfolio	Number of shareholders with ownership of voting securities of the Portfolio greater than 10% and less than 25% of the total Portfolio’s outstanding voting securities	Number of shareholders with ownership of voting securities of the Portfolio greater than 25% of the total Portfolio’s outstanding voting securities
Institutional Value Portfolio	1	—
Institutional Growth Portfolio	1	—
Small Cap–Mid Cap Portfolio	1	—
Institutional Small Cap–Mid Cap Portfolio	1	—
Real Estate Portfolio	1	—
ESG Growth Portfolio	—	1
Catholic SRI Growth Portfolio	1	2
Institutional International Portfolio	1	—
Core Fixed Income Portfolio	1	—
U.S. Government Fixed Income Portfolio	2	—
Inflation Protected Portfolio	1	—
U.S. Corporate Fixed Income Portfolio	1	—
U.S. Mortgage/Asset Backed Fixed Income Portfolio	1	—

8.    SUBSEQUENT EVENTS.

Management has evaluated subsequent events through the date these financial statements were issued. Based on the evaluation, no additional disclosures or adjustments were required to the financial statements as of December 31, 2019.

Effective February 10, 2020, The Institutional Growth Equity Portfolio changed its name to The Institutional U.S. Equity Portfolio (“Institutional U.S. Portfolio”).

Effective February 11, 2020, the shareholders of the Trust approved the following:

•

Engagement of Echo Street Capital Management, LLC as an additional investment advisory organization (“Specialist Manager”) to manage a portion of the assets of the Value Portfolio, Growth Portfolio and Institutional U.S. Portfolio beginning on that date.

•

Engagement of Frontier Capital Management Company, LLC as an additional Specialist Manager to manage a portion of the assets of the Value Portfolio and Institutional U.S. Portfolio beginning on that date.

•	Engagement of RBC Global Asset Management (U.K.) Ltd. as an additional Specialist Manager to manage a portion of the assets of the ESG Growth Portfolio beginning on that date.

•	Engagement of Wellington Management Company, LLP as an additional Specialist Manager to manage a portion of the assets of the Institutional U.S. Portfolio beginning on that date.

HC CAPITAL TRUST

Additional Information — December 31, 2019 (Unaudited)

1.    SECURITY PROXY VOTING.    A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is contained in the Statement of Additional Information. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve months ended June 30, is available without charge, upon request, by calling 800-242-9596 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

2.    SHAREHOLDER VOTES.    During the period ended December 31, 2019, no actions were taken by the shareholders of the Portfolios.

3.    EXPENSE EXAMPLE.    As a shareholder of the Trust, you incur ongoing costs, including management fees and other Portfolio expenses. This example (as set forth in the table below) is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2019 through December 31, 2019.

Actual Expenses:    The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:    The table below provides information about hypothetical account values and hypothetical expenses based on each of the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Portfolio			Beginning Account Value July 1, 2019	Ending Account Value December 31, 2019	Expenses Paid During Period[1]	Annualized Expense Ratio
Value Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,100.60	$1.16	0.22%
		Hypothetical[2]	$1,000.00	$1,024.03	$1.12	0.22%

Institutional Value Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,095.50	$0.95	0.18%
		Hypothetical[2]	$1,000.00	$1,024.23	$0.92	0.18%

Growth Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,092.20	$1.31	0.25%
		Hypothetical[2]	$1,000.00	$1,023.88	$1.27	0.25%

Institutional Growth Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,105.40	$1.06	0.20%
		Hypothetical[2]	$1,000.00	$1,024.13	$1.02	0.20%

Small Cap–Mid Cap Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,067.60	$2.91	0.56%
		Hypothetical[2]	$1,000.00	$1,022.32	$2.85	0.56%
Institutional Small Cap–Mid Cap Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,075.90	$2.09	0.40%
		Hypothetical[2]	$1,000.00	$1,023.13	$2.03	0.40%

Real Estate Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,083.70	$3.82	0.73%
		Hypothetical[2]	$1,000.00	$1,021.47	$3.71	0.73%

Commodity Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,031.90	$2.40	0.47%
		Hypothetical[2]	$1,000.00	$1,022.77	$2.39	0.47%

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2019 (Unaudited)

Portfolio			Beginning Account Value July 1, 2019	Ending Account Value December 31, 2019	Expenses Paid During Period[1]	Annualized Expense Ratio
ESG Growth Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,092.80	$1.47	0.28%
		Hypothetical[2]	$1,000.00	$1,023.73	$1.42	0.28%

Catholic SRI Growth Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,089.30	$1.63	0.31%
		Hypothetical[2]	$1,000.00	$1,023.58	$1.58	0.31%

International Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,082.20	$2.56	0.49%
		Hypothetical[2]	$1,000.00	$1,022.67	$2.49	0.49%

Institutional International Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,075.20	$2.35	0.45%
		Hypothetical[2]	$1,000.00	$1,022.87	$2.29	0.45%

Emerging Markets Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,070.30	$2.55	0.49%
		Hypothetical[2]	$1,000.00	$1,022.67	$2.49	0.49%

Core Fixed Income Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,024.90	$1.58	0.31%
		Hypothetical[2]	$1,000.00	$1,023.58	$1.58	0.31%

Fixed Opportunity Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,017.00	$2.18	0.43%
		Hypothetical[2]	$1,000.00	$1,022.97	$2.19	0.43%

U.S. Government Fixed Income Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,015.50	$0.96	0.19%
		Hypothetical[2]	$1,000.00	$1,024.18	$0.97	0.19%

Inflation Protected Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,020.90	$0.86	0.17%
		Hypothetical[2]	$1,000.00	$1,024.28	$0.87	0.17%

U.S. Corporate Fixed Income Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,040.20	$1.08	0.21%
		Hypothetical[2]	$1,000.00	$1,024.08	$1.07	0.21%

U.S. Mortgage/Asset Backed Fixed Income Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,020.20	$1.12	0.22%
		Hypothetical[2]	$1,000.00	$1,024.03	$1.12	0.22%

Short-Term Municipal Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,010.10	$1.36	0.27%
		Hypothetical[2]	$1,000.00	$1,023.78	$1.37	0.27%

Intermediate Municipal Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,016.60	$1.62	0.32%
		Hypothetical[2]	$1,000.00	$1,023.53	$1.63	0.32%
Intermediate Municipal II Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,014.00	$1.47	0.29%
		Hypothetical[2]	$1,000.00	$1,023.68	$1.48	0.29%

[1]	Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by 184/365 (to reflect the one half year period).

[2]	Represents the hypothetical 5% annual return before expenses.

4.    ADDITIONAL FEDERAL INCOME TAX INFORMATION

A.    Dividends Received Deduction.    For corporate shareholders, the following percentage of the total ordinary income distributions paid during the tax year ended December 31, 2019, qualify for the corporate dividend received deduction for the following Portfolio:

Portfolio	Dividends Received Deduction
Commodity Portfolio	19.66%

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2019 (Unaudited)

B.    Qualified Dividends.    For the tax year ended December 31, 2019, under current tax law, the following dividends paid may be subject to a maximum tax rate of 15%.

Portfolio	Dividends Paid
Commodity Portfolio	84.43%

The Portfolio intends to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2019 Form 1099-DIV.

5.    ACCESS TO QUARTERLY HOLDINGS

A complete schedule of each Portfolio’s portfolio holdings for the first and third fiscal quarter of each fiscal year is filed with the SEC on Form N-PORT and is available on the SEC’s website at http://www.sec.gov.

6.    ADDITIONAL PORTFOLIO HOLDINGS INFORMATION

The following tables reflect the percentage of the total investments of each Portfolio attributable to the indicated industry sector, type of security or geographic region, as appropriate for the indicated Portfolio.

Value Portfolio

Security Allocation	Percentage of Value
Information Technology	23.0%
Health Care	13.3%
Financials	12.9%
Communication Services	9.9%
Consumer Discretionary	9.8%
Industrials	9.8%
Consumer Staples	6.6%
Energy	3.8%
Real Estate	3.3%
Utilities	3.1%
Materials	2.7%
Investment Companies	1.8%

Total	100.0%

Institutional Value Portfolio

Security Allocation	Percentage of Value
Information Technology	16.5%
Financials	15.9%
Health Care	12.8%
Industrials	9.8%
Consumer Discretionary	9.3%
Communication Services	8.9%
Consumer Staples	8.4%
Energy	5.4%
Real Estate	4.5%
Utilities	4.0%
Materials	3.3%
Investment Company	1.1%
Exchange-Traded Fund	0.1%
U.S. Treasury Obligation	0.0%

Total	100.0%

Growth Portfolio

Security Allocation	Percentage of Value
Information Technology	30.9%
Consumer Discretionary	13.7%
Health Care	11.9%
Financials	9.9%
Communication Services	8.5%
Industrials	6.7%
Consumer Staples	6.6%
Investment Companies	3.1%
Real Estate	3.1%
Materials	2.0%
Utilities	2.0%
Energy	1.6%

Total	100.0%

Institutional Growth Portfolio

Security Allocation	Percentage of Value
Information Technology	28.2%
Consumer Discretionary	13.4%
Health Care	11.9%
Communication Services	11.0%
Industrials	8.6%
Financials	8.1%
Consumer Staples	5.8%
Real Estate	4.0%
Utilities	2.9%
Investment Companies	2.3%
Materials	2.1%
Energy	1.7%
Exchange-Traded Fund	0.0%
U.S. Treasury Obligation	0.0%

Total	100.0%

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2019 (Unaudited)

Small Cap–Mid Cap Portfolio

Security Allocation	Percentage of Value
Industrials	17.8%
Information Technology	17.2%
Health Care	14.7%
Financials	12.8%
Consumer Discretionary	8.7%
Investment Companies	7.6%
Materials	6.2%
Energy	4.3%
Real Estate	4.2%
Communication Services	2.8%
Consumer Staples	1.9%
Utilities	1.8%

Total	100.0%

Institutional Small Cap–Mid Cap Portfolio

Security Allocation	Percentage of Value
Investment Companies	33.4%
Industrials	12.7%
Information Technology	12.2%
Health Care	10.7%
Financials	9.4%
Consumer Discretionary	6.3%
Materials	4.4%
Real Estate	3.2%
Energy	3.0%
Communication Services	2.0%
Utilities	1.4%
Consumer Staples	1.3%
U.S. Treasury Obligation	0.0%

Total	100.0%

Real Estate Portfolio

Security Allocation	Percentage of Value
Real Estate	77.3%
Investment Companies	17.1%
Consumer Discretionary	5.0%
Information Technology	0.6%

Total	100.0%

Commodity Portfolio

Security Allocation	Percentage of Value
Energy	48.4%
Materials	42.3%
Investment Company	4.8%
Repurchase Agreements	3.8%
U.S. Treasury Obligation	0.5%
Financials	0.1%
Utilities	0.1%

Total	100.0%

ESG Growth Portfolio

Security Allocation	Percentage of Value
Information Technology	16.5%
Financials	14.6%
Health Care	11.7%
Industrials	10.8%
Consumer Discretionary	9.3%
Communication Services	7.7%
Consumer Staples	7.5%
Investment Company	6.4%
Energy	4.7%
Materials	4.4%
Utilities	3.4%
Real Estate	3.0%

Total	100.0%

Catholic SRI Growth Portfolio

Security Allocation	Percentage of Value
Information Technology	19.4%
Financials	17.7%
Consumer Discretionary	11.5%
Industrials	9.7%
Communication Services	9.5%
Consumer Staples	7.4%
Health Care	6.5%
Energy	5.6%
Materials	4.9%
Utilities	3.9%
Real Estate	3.7%
Investment Companies	0.2%

Total	100.0%

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2019 (Unaudited)

International Portfolio

Security Allocation	Percentage of Value
Financials	23.0%
Industrials	14.1%
Health Care	11.8%
Consumer Staples	9.5%
Materials	9.4%
Consumer Discretionary	9.2%
Information Technology	7.1%
Energy	5.9%
Communication Services	4.6%
Utilities	2.6%
Real Estate	2.3%
Investment Companies	0.5%

Total	100.0%

Institutional International Portfolio

Security Allocation	Percentage of Value
Financials	16.6%
Investment Companies	16.5%
Industrials	12.6%
Health Care	10.4%
Materials	9.0%
Consumer Discretionary	7.8%
Consumer Staples	6.1%
Energy	5.9%
Information Technology	5.6%
Communication Services	5.1%
Utilities	2.4%
Real Estate	2.0%

Total	100.0%

Emerging Markets Portfolio

Security Allocation	Percentage of Value
Financials	23.9%
Information Technology	15.3%
Consumer Discretionary	11.8%
Communication Services	11.2%
Consumer Staples	7.7%
Investment Companies	6.3%
Materials	6.2%
Energy	5.6%
Industrials	5.0%
Health Care	2.9%
Real Estate	2.4%
Utilities	1.6%
U.S. Treasury Obligation	0.1%

Total	100.0%

Core Fixed Income Portfolio

Security Allocation	Percentage of Value
Corporate	33.6%
Treasury	29.7%
Agency	20.5%
Investment Companies	6.9%
Yankee Dollar	6.5%
Mortgage	1.5%
U.S. Government Agency Securities	0.9%
Asset Backed Securities	0.4%

Total	100.0%

Fixed Opportunity Portfolio

Security Allocation	Percentage of Value
Investment Companies	98.4%
Mortgage	1.6%
U.S. Government Agency Mortgages	0.0%

Total	100.0%

U.S. Government Fixed Income Portfolio

Security Allocation	Percentage of Value
Treasury	95.5%
U.S. Government Agency Securities	2.8%
Investment Company	1.7%
Yankee Dollar	0.0%

Total	100.0%

Inflation Protected Portfolio

Security Allocation	Percentage of Value
Treasury	96.4%
Investment Company	3.6%

Total	100.0%

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2019 (Unaudited)

U.S. Corporate Fixed Income Portfolio

Security Allocation	Percentage of Value
Financials	25.3%
Communication Services	12.5%
Energy	11.0%
Health Care	9.4%
Investment Companies	8.4%
Industrials	7.5%
Utilities	6.7%
Information Technology	5.9%
Consumer Staples	5.5%
Materials	4.7%
Real Estate	1.7%
Consumer Discretionary	1.4%

Total	100.0%

U.S. Mortgage/Asset Backed Fixed Income Portfolio

Security Allocation	Percentage of Value
Agency	73.8%
Investment Company	19.5%
Mortgage	5.5%
Asset Backed Securities	1.2%

Total	100.0%

Short-Term Municipal Portfolio

Security Allocation	Percentage of Value
General Obligation	55.9%
Revenue Bonds	36.1%
Revenue	3.8%
Investment Company	1.7%
Higher Education	0.9%
Power	0.6%
Water	0.6%
School District	0.4%

Total	100.0%

Intermediate Municipal Portfolio

Security Allocation	Percentage of Value
Revenue Bonds	43.2%
General Obligation	13.5%
General	12.1%
Transportation	6.3%
Medical	4.8%
Facilities	3.4%
Water	3.0%
Airport	2.1%
Education	2.0%
Power	2.0%
Tobacco Settlement	1.5%
School District	1.2%
Student Loan	1.2%
Utilities	1.2%
Higher Education	1.1%
Investment Company	1.0%
Nursing Homes	0.4%
Industrials	0.0%

Total	100.0%

Intermediate Municipal II Portfolio

Security Allocation	Percentage of Value
General Obligation	36.6%
Revenue Bonds	28.8%
Water	10.2%
School District	5.6%
General	4.9%
Medical	3.9%
Investment Company	3.5%
Utilities	3.2%
Transportation	1.9%
Higher Education	1.2%
Facilities	0.2%

Total	100.0%

7.    BOARD APPROVAL OF INVESTMENT ADVISORY CONTRACTS

The Trust’s investment adviser is HC Capital Solutions (the “Adviser”), an operating division of Hirtle Callaghan & Co. LLC (“Hirtle Callaghan”). The Adviser provides overall investment management services with respect to HC Capital Trust (the “Trust”) and each of its separate portfolios (“Portfolios”) pursuant to the terms of two separate agreements with the Trust (the “HC Contracts”). A though the Adviser is authorized under the HC Contracts to purchase and sell portfolio securities for the Portfolios, day-to-day portfolio management services are generally provided to the respective Portfolios by one or more investment advisory organizations (each a “Specialist Manager”) pursuant to the terms of separate investment advisory agreements (each a “Portfolio Management Agreement”). During the six month period covered by this report, the Trust offered twenty-two Portfolios, eighteen of which were managed by two or more Specialist Managers. Each Specialist

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2019 (Unaudited)

Manager is responsible for providing day-to-day portfolio management services for that portion of a Portfolio’s assets allocated to it by, and under the supervision of, the Adviser.

For the period July 1, 2019 through December 31, 2019, the Trust’s Board of Trustees (the “Board”):

•	Approved the continuation of certain Portfolio Management Agreements, as set forth below;

•	Approved Amendments to Portfolio Management Agreements with Mellon Investments Corporation (“Mellon”) relating to two Portfolios;

•	Approved new Portfolio Management Agreements with Frontier Capital Management Company, LLC (“Frontier”) relating to two Portfolios;

•	Approved new Portfolio Management Agreements with Echo Street Capital Management, LLC (“Echo Street”) relating to three Portfolios

•	Approved a new Portfolio Management Agreement with Wellington Management Company, LLP (“Wellingotn”) relating to one Portfolio; and

•	Approved a new Portfolio Management Agreement with RBC Global Asset Management (UK) Limited (“RBC GAM”) relating to one Portfolio.

In considering the information and materials described herein, the Trustees of the Trust who are not “interested persons” of the Trust or the Adviser within the meaning of the Investment Company Act (the “Independent Trustees”) were represented by, and met separately with, their independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements. In view of the broad scope and variety of factors and information, the Board did not find it practicable to, and did not assign relative weights to the specific factors considered in reaching its conclusions to approve the various Portfolio Management Agreements and amendments. Rather, the conclusions were made on the basis of each Trustee’s business judgment after consideration of all of the factors taken in their entirety.

Continuation of Certain Portfolio Management Agreements.    The Portfolio Management Agreements approved for continuance during the period (collectively, the “Continuing Agreements”) are identified below, together with the Specialist Managers subject to review during the period.

Specialist Manager	Portfolios
Artisan Partners Limited Partnership	The International Equity Portfolio The Institutional International Equity Portfolio

Cadence Capital Management, LLC

The Value Equity Portfolio

The Institutional Value Equity Portfolio

The Growth Equity Portfolio

The Institutional Growth Equity Portfolio

The Small Capitalization-Mid Capitalization Equity Portfolio

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

The Commodity Returns Strategy Portfolio

The Real Estate Securities Portfolio

The Institutional International Equity Portfolio

The Emerging Markets Portfolio

Causeway Capital Management, LLC	The Institutional International Equity Portfolio

Frontier Capital Management Company, LLC	The Small Capitalization-Mid Capitalization Equity Portfolio The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Lazard Asset Management LLC	The Institutional International Equity Portfolio

RBC Global Asset Management (UK) Limited	The Emerging Markets Portfolio

Wellington Management Company LLP	The Commodity Returns Strategy Portfolio The Real Estate Securities Portfolio

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2019 (Unaudited)

In its deliberations with respect to each of the Continuing Agreements, the Board recognized that, under each such agreement, a Specialist Manager is responsible only for day-to-day investment decisions with respect to that portion of a Portfolio’s assets allocated to it. The Board further recognized that the Specialist Managers do not participate in the administration of any of the Portfolios or in the distribution of shares of any of the Portfolios and thus receive limited, if any, benefit from their association with the Trust other than the fee paid to them by the respective Portfolios for investment management services.

In approving the Continuing Agreements, the Board concluded that continuation of each of the Continuing Agreements was in the best interests of each respective Portfolio and consistent with the expectations of shareholders of the Portfolios. While the Board did not identify any particular factor as controlling, the Board gave substantial weight to the fact that the Trust is designed primarily to serve as a vehicle through which the Adviser implements asset allocation strategies on behalf of Hirtle Callaghan’s clients; and that shares of the respective Portfolios are generally available only to such clients. With respect to the nature, extent and quality of the services provided by each of the Specialist Managers, the Board was informed with respect to the specific investment process employed by each of the Specialist Managers in managing the assets of the respective Portfolios allocated to them and the qualifications of each Specialist Manager’s investment management personnel. The Board was also informed with respect to each Specialist Manager’s infrastructure and whether it appears to adequately support the strategies being implemented for the various Portfolios.

The Board also considered representations made by the Adviser that the performance achieved by the relevant Specialist Managers was consistent with the Adviser’s expectations in the context of the overall objectives, and multi-manager strategy, of each of the respective Portfolios. During the course of its deliberations, the Board was informed with respect to publicly available information assembled by a third-party service provider about the performance of peer funds managed by other investment advisory organizations. The Board did not specifically rely on such information but based its conclusions on the facts and circumstances related to each Portfolio.

In concluding that continuation of the Continuing Agreements was appropriate, the Board did not rely upon any single factor but gave considerable weight to the Adviser’s recommendations and its assessment of each Specialist Manager’s overall compliance profile and the success and future ability of each Specialist Manager in capturing the respective Portfolios’ desired asset classes. Based on the foregoing, the Board concluded that the performance of the Specialist Managers was satisfactory and that continuation of such contracts was in the best interest of shareholders of the respective Portfolios. The Board also concluded that the nature, extent and quality of the portfolio management services provided by each of the Specialist Managers were satisfactory in light of the specific strategies employed on behalf of the respective Portfolios and, thus, supported a decision to approve the continuation of each of the Continuing Agreements.

The Board also concluded that the rate at which each of the Specialist Managers is compensated under the Continuing Agreements is reasonable. In reaching this conclusion, the Board had before it information about financial information about the Specialist Managers relating to factors such as comparable fees charged to other institutional clients and/or to peer funds for similar services, costs incurred by the Specialist Managers in providing services to the respective Portfolios and the Specialist Managers’ profitability. The Board was also informed with respect to the impact of fee break-points as well as advisory fees paid by other, unaffiliated, funds with similar objectives and strategies. In considering this information, the Board gave substantial weight the fact that the rate at which these Specialist Managers are compensated was determined as a result of arms-length negotiations conducted by the officers of the Trust and the Adviser, including in several cases, negotiated fee waivers/reductions and scheduled breakpoints designed to recognize economies of scale where appropriate.

Approval of Amendments to Portfolio Management Agreements with Mellon.    During the period, the Board also approved amendments (the “Amendments”) to the Portfolio Management Agreements (the “Mellon Agreements”) with Mellon related to each of the ESG Growth and Catholic SRI Growth Portfolios. The Board was informed with respect to the fact that under the Mellon Agreements, Mellon was entitled to an annual fee from each Portfolio of 0.16% of the total net assets allocated to it and that Mellon had been voluntarily waiving that fee down to 0.10%. At its meeting on December 10, 2019, the Board approved the Amendments, which reduced the contratuctual fee payable to Mellon to an annual fee of 0.10%. Based on all of the information presented, the Board concluded that implementation of the Amendments was in the interests of shareholders of the Portfolios.

Approval of New Portfolio Management Agreements with Frontier.    During the period, the Board approved new Portfolio Management Agreements (the “Frontier Agreements”) between the Trust and Frontier relating to each of the Value

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2019 (Unaudited)

Equity and Institutional Growth Equity Portfolios (collectively, the “Affected Portfolios”). The Institutional Growth Equity Portfolio has since been renamed as The Institutional U.S. Equity Portfolio.

In approving the Frontier Agreements, the Board was informed that the Adviser had determined that each of the Affected Portfolios would benefit from access to a small and mid-cap equity strategy, such as Frontier has employed for the Small Capitalization-Mid Capitalization Equity and Institutional Small Capitalization-Mid Capitalization Equity Portfolios since each of their respective inceptions. With respect to The Institutional U.S. Equity Portfolio, the addition of this strategy anticipated the proposed consolidation of several Portfolios in which it is anticipated that three Portfolios, including The Institutional Small Capitalization-Mid Capitalization Equity Portfolio will be merged into The Institutional U.S. Equity Portfolio.

With respect to the nature, extent and quality of the services expected to be provided to the Affected Portfolios, the Board gave considerable weight to the Adviser’s recommendation as well as the Board’s familiarity with the services provided by Frontier under its existing Portfolio Management Agreements with the Trust. The Board also considered the fact that Frontier would not participate in the administration or distribution of shares of the Affected Portfolios and that, other than advisory fees payable under the terms of the Frontier Agreements, it was not expected that Frontier would benefit materially from its association with the Trust. The Board concluded that it was satisfied with the nature, extent and quality of the services expected to be provided by Frontier in light of the strategy it is to employ under the Frontier Agreements. In concluding that approval of the Frontier Agreements was in the best interests of shareholders of the Affected Portfolios, the Board also considered information with respect to the past performance of Frontier.

With respect to the fee schedules pursuant to which Frontier would be compensated for its services, the Board was informed with respect to, among other relevant factors, comparative fee information, including information regarding peer group fees charged to funds with similar strategies, Frontier’s financial position and projected profitability and the fact that the proposed fees were identical to the fees currently being charged by Frontier with respect to the Small Capitalization-Mid Capitalization Equity and Institutional Small Capitalization-Mid Capitalization Equity Portfolios. The Board did not specifically rely upon such information, but gave substantial weight to the facts that: the rate at which Frontier was to be compensated was determined as a result of arms-length negotiations conducted by the officers of the Trust and the Adviser; and the Adviser believed the agreed upon rate to be reasonable. The Board concluded that the proposed rate was reasonable. In reaching its conclusion, the Board recognized that, while the proposed fee in the Frontier Agreements was higher than any of the fees then being charged to either of the Affected Portfolios by any of the Specialist Managers then serving the Affected Portfolios, the impact of the rate to be paid to Frontier on overall advisory fees would depend on the allocation of assets within the Affected Portfolios by the Adviser.

Approval of New Portfolio Management Agreements with Echo Street.    During the period, the Board approved new Portfolio Management Agreements (the “Echo Street Agreements”) between the Trust and Echo Street relating to each of the Value Equity, Growth Equity and Institutional Growth Equity Portfolios (collectively, the “Affected Portfolios”). The Institutional Growth Equity Portfolio has since been renamed as The Institutional U.S. Equity Portfolio.

In approving the Echo Street Agreements, the Board was informed that the Adviser had determined that each of the Affected Portfolios would benefit from access to a strategy employed by Echo Street in which it invests in universe of companies chosen for the consistency and durability of the earnings streams and their ability to compound shareholder value at higher-than-average rates without respect to capitalization.

With respect to the nature, extent and quality of the services expected to be provided to the Affected Portfolios, the Board gave considerable weight to the Adviser’s recommendation, noting that the Adviser had used Echo Street as a subadviser for other, non-Trust, investment vehicles for some time and was very familiar with its services. The Board also considered the fact that Echo Street would not participate in the administration or distribution of shares of the Affected Portfolios and that, other than advisory fees payable under the terms of the Echo Street Agreements, it was not expected that Echo Street would benefit materially from its association with the Trust. The Board concluded that it was satisfied with the nature, extent and quality of the services expected to be provided by Echo Street in light of the strategy it is to employ under the Echo Street Agreements. In concluding that approval of the Echo Street Agreements was in the best interests of shareholders of the Affected Portfolios, the Board also considered information with respect to the past performance of Echo Street.

HC CAPITAL TRUST

Additional Information (continued) — December 31, 2019 (Unaudited)

With respect to the fee schedules pursuant to which Echo Street would be compensated for its services, the Board was informed with respect to, among other relevant factors, comparative fee information, including information regarding peer group fees charged to funds with similar strategies. The Board did not specifically rely upon such information, but gave substantial weight to the facts that: the rate at which Echo Street was to be compensated was determined as a result of arms-length negotiations conducted by the officers of the Trust and the Adviser; and the Adviser believed the agreed upon rate to be reasonable. The Board concluded that the proposed rate was reasonable. In reaching its conclusion, the Board recognized that, while the proposed fee in the Echo Street Agreements was higher than any of the fees then being charged to any of the Affected Portfolios by any of the Specialist Managers then serving the Affected Portfolios, the impact of the rate to be paid to Echo Street on overall advisory fees would depend on the allocation of assets within the Affected Portfolios by the Adviser.

Approval of New Portfolio Management Agreement with Wellington.    During the period, the Board approved a new Portfolio Management Agreement (the “Wellington Agreement”) between the Trust and Wellington relating to The Institutional Growth Equity Portfolio (the “Affected Portfolio”). The Institutional Growth Equity Portfolio has since been renamed as The Institutional U.S. Equity Portfolio.

In approving the Wellington Agreement, the Board was informed that the Adviser had determined that the Affected Portfolio would benefit from access to a real estate equity strategy, such as Wellington has employed for The Real Estate Securities Portfolio since that Portfolio’s inception. The addition of this strategy to the Affected Portfolio anticipated the proposed consolidation of several Portfolios in which it is anticipated that three Portfolios, including The Real Estate Securities Portfolio, will be merged into The Institutional U.S. Equity Portfolio.

With respect to the nature, extent and quality of the services expected to be provided to the Affected Portfolio, the Board gave considerable weight to the Adviser’s recommendation as well as the Board’s familiarity with the services provided by Wellington under its existing Portfolio Management Agreements with the Trust with respect to each of the Real Estate Securities and Commodity Returns Strategy Portfolios. The Board also considered the fact that Wellington would not participate in the administration or distribution of shares of the Affected Portfolio and that, other than advisory fees payable under the terms of the Wellington Agreement, it was not expected that Wellington would benefit materially from its association with the Trust. The Board concluded that it was satisfied with the nature, extent and quality of the services expected to be provided by Wellington in light of the strategy it is to employ under the Wellington Agreement. In concluding that approval of the Wellington Agreement was in the best interests of shareholders of the Affected Portfolio, the Board also considered information with respect to the past performance of Wellington.

With respect to the fee schedule pursuant to which Wellington would be compensated for its services, the Board was informed with respect to, among other relevant factors, comparative fee information, including information regarding peer group fees charged to funds with similar strategies, Wellington’s financial position and projected profitability, and the fact that the proposed fees were identical to the fees currently being charged by Wellington with respect to The Real Estate Securities Portfolio. The Board did not specifically rely upon such information, but gave substantial weight to the facts that: the rate at which Wellington was to be compensated was determined as a result of arms-length negotiations conducted by the officers of the Trust and the Adviser; and the Adviser believed the agreed upon rate to be reasonable. The Board concluded that the proposed rate was reasonable. In reaching its conclusion, the Board recognized that, while the proposed fee in the Wellington Agreement was higher than any of the fees then being charged to the Affected Portfolio by any of the Specialist Managers then serving the Affected Portfolio, the impact of the rate to be paid to Wellington on overall advisory fees would depend on the allocation of assets within the Affected Portfolio by the Adviser.

Approval of New Portfolio Management Agreement with RBC GAM.    During the period, the Board approved a new Portfolio Management Agreement (the “RBC GAM Agreement”) between the Trust and RBC GAM relating to The ESG Growth Portfolio (the “Affected Portfolio”).

In approving the RBC GAM Agreement, the Board was informed that the Adviser had determined that the Affected Portfolio, which was then managed by Specialist Managers employing passive management styles, would benefit from access to an actively managed global equity strategy.

With respect to the nature, extent and quality of the services expected to be provided to the Affected Portfolio, the Board gave considerable weight to the Adviser’s recommendation as well as the Board’s familiarity with the services provided by RBC GAM under its existing Portfolio Management Agreement with the Trust with respect to The Emerging

HC CAPITAL TRUST

Additional Information (concluded) — December 31, 2019 (Unaudited)

Markets Portfolio. The Board also considered the fact that RBC GAM would not participate in the administration or distribution of shares of the Affected Portfolio and that, other than advisory fees payable under the terms of the RBC GAM Agreement, it was not expected that RBC GAM would benefit materially from its association with the Trust. The Board concluded that it was satisfied with the nature, extent and quality of the services expected to be provided by RBC GAM in light of the strategy it is to employ under the RBC GAM Agreement. In concluding that approval of the RBC GAM Agreement was in the best interests of shareholders of the Affected Portfolio, the Board also considered information with respect to the past performance of RBC GAM.

With respect to the fee schedule pursuant to which RBC GAM would be compensated for its services, the Board was informed with respect to, among other relevant factors, comparative fee information, including information regarding peer group fees charged to funds with similar strategies and RBC GAM’s financial position and projected profitability. The Board did not specifically rely upon such information, but gave substantial weight to the facts that: the rate at which RBC GAM was to be compensated was determined as a result of arms-length negotiations conducted by the officers of the Trust and the Adviser; and the Adviser believed the agreed upon rate to be reasonable. The Board concluded that the proposed rate was reasonable. In reaching its conclusion, the Board recognized that, while the proposed fee in the RBC GAM Agreement was higher than any of the fees then being charged to the Affected Portfolio by any of the Specialist Managers then serving the Affected Portfolio, the impact of the rate to be paid to RBC GAM on overall advisory fees would depend on the allocation of assets within the Affected Portfolio by the Adviser.

HC CAPITAL TRUST

Trustees

GEOFFREY A. TRZEPACZ*

JOHN M. DYER

JARRETT B. KLING

HARVEY G. MAGARICK

R. RICHARD WILLIAMS

RICHARD W. WORTHAM III

* ‘Interested Person’ as that term is defined in the Investment Company Act of 1940.

Investment Adviser

HC Capital Solutions

Five Tower Bridge

300 Barr Harbor Drive, 5th Floor

West Conshohocken, PA 19428

Administrator

Citi Fund Services Ohio, Inc.

4400 Easton Commons, Suite 200

Columbus, OH 43219

Distributor

Ultimus Fund Distributors, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Counsel

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103-7018

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

41 South High Street, Suite 2500

Columbus, OH 43215

Custodian

State Street Bank and Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111-2900

This report is for the information of the shareholders of HC Capital Trust. Its use in connection with any offering of the Trust’s shares is authorized only in case of a concurrent or prior delivery of the Trust’s current prospectus. The prospectus contains more complete information, including investment objectives, risks, fees and expenses and should be read carefully before investing or sending any money.

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Item 2. Code of Ethics.

Not Applicable

Item 3. Audit Committee Financial Expert.

Not Applicable

Item 4. Principal Accountant Fees and Services.

Not Applicable

Item 5. Audit Committee of Listed Registrants.

Not Applicable

Item 6. Schedule of Investments.

(a) Not Applicable

(b) Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable

Item 11. Controls and Procedures.

(a)The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) HC Capital Trust

By (Signature and Title) /s/ Geoffrey Trzepacz
Geoffrey Trzepacz, Principal Executive Officer

Date: March 5, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Colette Bergman
Colette Bergman, Principal Financial Officer

Date: March 5, 2020

By (Signature and Title) /s/ Geoffrey Trzepacz
Geoffrey Trzepacz, Principal Executive Officer

Date: March 5, 2020